Portfolio of Investments
Real Estate Securities Fund December 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
DATA CENTER REITS - 10 .0%
925,000 Digital Realty Trust, Inc $ 124,486,500
224,000 Equinix, Inc 180,407,360
TOTAL DATA CENTER REITS 304,893,860
HEALTH CARE REITS - 7 .3%
1,600,000 Healthpeak Properties, Inc 31,680,000
1,250,000 Ventas, Inc 62,300,000
1,425,000 Welltower, Inc 128,492,250
TOTAL HEALTH CARE REITS 222,472,250
HOTEL & RESORT REITS - 2 .8%
2,600,000 Host Marriott Corp 50,622,000
300,000 Ryman Hospitality Properties, Inc 33,018,000
TOTAL HOTEL & RESORT REITS 83,640,000
INDUSTRIAL REITS - 19 .9%
200,000 EastGroup Properties, Inc 36,708,000
2,950,000 Prologis, Inc 393,235,000
1,900,000 Rexford Industrial Realty, Inc 106,590,000
1,100,000 Terreno Realty Corp 68,937,000
TOTAL INDUSTRIAL REITS 605,470,000
MULTI-FAMILY RESIDENTIAL REITS - 8 .8%
635,000 AvalonBay Communities, Inc 118,884,700
800,000 Equity Residential 48,928,000
200,000 Essex Property Trust, Inc 49,588,000
375,000 Mid-America Apartment Communities, Inc 50,422,500
TOTAL MULTI-FAMILY RESIDENTIAL REITS 267,823,200
OFFICE REITS - 2 .8%
300,000 Alexandria Real Estate Equities, Inc 38,031,000
375,000 Boston Properties, Inc 26,313,750
150,000 SL Green Realty Corp 6,775,500
550,000 Vornado Realty Trust 15,537,500
TOTAL OFFICE REITS 86,657,750
OTHER SPECIALIZED REITS - 5 .1%
1,000,000 Gaming and Leisure Properties, Inc 49,350,000
3,300,000 VICI Properties, Inc 105,204,000
TOTAL OTHER SPECIALIZED REITS 154,554,000
RETAIL REITS - 17 .2%
425,000 Agree Realty Corp 26,753,750
2,100,000 Brixmor Property Group, Inc 48,867,000
3,200,000 Kimco Realty Corp 68,192,000
2,000,000 Kite Realty Group Trust 45,720,000
1,350,000 Realty Income Corp 77,517,000
1,150,000 Regency Centers Corp 77,050,000
1,250,000 Simon Property Group, Inc 178,300,000
TOTAL RETAIL REITS 522,399,750
SELF STORAGE REITS - 4 .7%
325,000 Extra Space Storage, Inc 52,107,250
300,000 Public Storage, Inc 91,500,000
TOTAL SELF STORAGE REITS 143,607,250

Real Estate Securities Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SINGLE-FAMILY RESIDENTIAL REITS - 8 .4%
2,200,000 American Homes 4 Rent $ 79,112,000
1,150,000 Equity Lifestyle Properties, Inc 81,121,000
425,000 Invitation Homes, Inc 14,496,750
600,000 Sun Communities, Inc 80,190,000
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 254,919,750
TELECOM TOWER REITS - 11 .1%
975,000 American Tower Corp 210,483,000
675,000 Crown Castle, Inc 77,753,250
200,000 SBA Communications Corp 50,738,000
TOTAL TELECOM TOWER REITS 338,974,250
TIMBER REITS - 1 .8%
1,550,000 Weyerhaeuser Co 53,893,500
TOTAL TIMBER REITS 53,893,500
TOTAL COMMON STOCKS 3,039,305,560
(Cost $2,088,925,377)
TOTAL LONG-TERM INVESTMENTS 3,039,305,560
(Cost $2,088,925,377)
TOTAL INVESTMENTS - 99.9% 3,039,305,560
(Cost $2,088,925,377)
OTHER ASSETS & LIABILITIES, NET - 0.1% 3,268,484
NET ASSETS - 100.0% $ 3,042,574,044
REIT Real Estate Investment Trust

Portfolio of Investments
Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 25.4%
AUTOMOBILES & COMPONENTS - 0.6%
$ 1,000,000 American Honda Finance Corp 1.200% 07/08/25 $ 947,532
750,000 American Honda Finance Corp 1.000 09/10/25 705,152
3,000,000 American Honda Finance Corp 1.300 09/09/26 2,756,311
100,000 American Honda Finance Corp 2.300 09/09/26 94,552
1,000,000 American Honda Finance Corp 2.350 01/08/27 938,726
1,000,000 American Honda Finance Corp 4.700 01/12/28 1,008,415
2,000,000 American Honda Finance Corp 5.125 07/07/28 2,056,776
1,000,000 American Honda Finance Corp 5.650 11/15/28 1,046,577
1,000,000 American Honda Finance Corp 2.250 01/12/29 903,265
1,000,000 American Honda Finance Corp 4.600 04/17/30 998,424
1,500,000 American Honda Finance Corp 5.850 10/04/30 1,598,846
1,000,000 American Honda Finance Corp 1.800 01/13/31 845,366
100,000 Aptiv plc 4.350 03/15/29 97,527
600,000 Aptiv plc 3.250 03/01/32 530,038
100,000 Aptiv plc 4.400 10/01/46 80,931
575,000 (a) Aptiv plc 5.400 03/15/49 536,011
1,500,000 Aptiv plc 3.100 12/01/51 977,386
1,000,000 Aptiv plc 4.150 05/01/52 791,385
1,650,000 BorgWarner, Inc 2.650 07/01/27 1,529,801
200,000 BorgWarner, Inc 4.375 03/15/45 164,489
3,000,000 Ford Motor Co 4.346 12/08/26 2,923,594
2,000,000 Ford Motor Co 7.450 07/16/31 2,178,096
4,000,000 Ford Motor Co 3.250 02/12/32 3,326,815
1,700,000 Ford Motor Co 4.750 01/15/43 1,403,315
1,500,000 (a) Ford Motor Co 5.291 12/08/46 1,321,746
3,000,000 Ford Motor Credit Co LLC 6.950 03/06/26 3,073,361
3,000,000 Ford Motor Credit Co LLC 6.950 06/10/26 3,077,471
3,000,000 Ford Motor Credit Co LLC 2.700 08/10/26 2,778,563
2,000,000 Ford Motor Credit Co LLC 4.950 05/28/27 1,951,096
2,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 2,109,098
2,000,000 Ford Motor Credit Co LLC 6.800 05/12/28 2,088,901
1,500,000 Ford Motor Credit Co LLC 6.798 11/07/28 1,569,549
3,000,000 Ford Motor Credit Co LLC 5.113 05/03/29 2,917,272
1,000,000 Ford Motor Credit Co LLC 7.350 03/06/30 1,074,301
2,500,000 Ford Motor Credit Co LLC 3.625 06/17/31 2,155,371
1,500,000 Ford Motor Credit Co LLC 7.122 11/07/33 1,616,153
500,000 General Motors Co 6.125 10/01/25 506,718
500,000 General Motors Co 6.800 10/01/27 530,031
700,000 General Motors Co 5.000 10/01/28 705,432
375,000 General Motors Co 5.400 10/15/29 381,675
450,000 (a) General Motors Co 5.600 10/15/32 460,104
900,000 General Motors Co 6.600 04/01/36 963,231
700,000 General Motors Co 5.150 04/01/38 662,650
150,000 General Motors Co 6.250 10/02/43 153,018
175,000 General Motors Co 5.200 04/01/45 157,493
350,000 (a) General Motors Co 6.750 04/01/46 376,427
500,000 (a) General Motors Co 5.400 04/01/48 456,820
900,000 (a) General Motors Co 5.950 04/01/49 880,588
725,000 General Motors Financial Co, Inc 3.950 04/13/24 720,666
125,000 General Motors Financial Co, Inc 4.000 01/15/25 122,946
1,000,000 General Motors Financial Co, Inc 2.900 02/26/25 970,219
1,500,000 General Motors Financial Co, Inc 3.800 04/07/25 1,468,406
3,175,000 General Motors Financial Co, Inc 4.350 04/09/25 3,126,778
3,000,000 General Motors Financial Co, Inc 2.750 06/20/25 2,884,436
500,000 General Motors Financial Co, Inc 1.250 01/08/26 462,608
275,000 General Motors Financial Co, Inc 5.250 03/01/26 275,175

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 1,000,000 General Motors Financial Co, Inc 1.500% 06/10/26 $ 916,287
525,000 General Motors Financial Co, Inc 4.000 10/06/26 510,759
1,400,000 General Motors Financial Co, Inc 4.350 01/17/27 1,371,948
1,000,000 General Motors Financial Co, Inc 2.350 02/26/27 920,520
800,000 General Motors Financial Co, Inc 5.000 04/09/27 798,201
1,000,000 General Motors Financial Co, Inc 2.700 08/20/27 922,461
1,100,000 General Motors Financial Co, Inc 3.850 01/05/28 1,051,398
1,000,000 General Motors Financial Co, Inc 6.000 01/09/28 1,033,924
2,000,000 General Motors Financial Co, Inc 2.400 04/10/28 1,794,363
1,000,000 General Motors Financial Co, Inc 5.800 06/23/28 1,027,562
1,850,000 General Motors Financial Co, Inc 2.400 10/15/28 1,642,325
1,000,000 General Motors Financial Co, Inc 5.800 01/07/29 1,023,362
2,400,000 General Motors Financial Co, Inc 5.650 01/17/29 2,458,227
1,000,000 General Motors Financial Co, Inc 4.300 04/06/29 963,274
1,000,000 (a) General Motors Financial Co, Inc 5.850 04/06/30 1,031,254
1,500,000 General Motors Financial Co, Inc 3.600 06/21/30 1,361,324
2,000,000 General Motors Financial Co, Inc 2.350 01/08/31 1,653,335
475,000 General Motors Financial Co, Inc 2.700 06/10/31 398,267
1,000,000 General Motors Financial Co, Inc 3.100 01/12/32 851,367
2,500,000 General Motors Financial Co, Inc 6.400 01/09/33 2,660,257
1,000,000 General Motors Financial Co, Inc 6.100 01/07/34 1,029,609
175,000 Harley-Davidson, Inc 3.500 07/28/25 169,496
200,000 Harley-Davidson, Inc 4.625 07/28/45 160,446
326,000 Lear Corp 3.800 09/15/27 314,074
400,000 Lear Corp 4.250 05/15/29 384,854
500,000 Lear Corp 3.500 05/30/30 445,454
600,000 Lear Corp 2.600 01/15/32 485,554
550,000 Lear Corp 5.250 05/15/49 507,242
1,000,000 Lear Corp 3.550 01/15/52 697,467
600,000 Magna International, Inc 4.150 10/01/25 590,429
175,000 Magna International, Inc 2.450 06/15/30 153,254
2,000,000 (a) Magna International, Inc 5.500 03/21/33 2,118,676
925,000 Mercedes-Benz Finance North America LLC 8.500 01/18/31 1,160,339
1,000,000 PACCAR Financial Corp 1.100 05/11/26 923,613
1,000,000 Toyota Motor Corp 1.339 03/25/26 931,985
1,000,000 Toyota Motor Corp 5.118 07/13/28 1,034,523
300,000 (a) Toyota Motor Corp 3.669 07/20/28 292,417
1,000,000 (a) Toyota Motor Corp 2.362 03/25/31 873,910
1,000,000 (a) Toyota Motor Corp 5.123 07/13/33 1,074,339
3,000,000 Toyota Motor Credit Corp 1.800 02/13/25 2,901,581
1,500,000 Toyota Motor Credit Corp 3.400 04/14/25 1,472,241
1,000,000 Toyota Motor Credit Corp 3.650 08/18/25 983,578
1,000,000 Toyota Motor Credit Corp 0.800 10/16/25 934,647
1,000,000 Toyota Motor Credit Corp 0.800 01/09/26 927,681
1,000,000 Toyota Motor Credit Corp 1.900 01/13/27 930,188
1,000,000 Toyota Motor Credit Corp 3.050 03/22/27 958,290
1,000,000 Toyota Motor Credit Corp 5.450 11/10/27 1,035,558
300,000 Toyota Motor Credit Corp 3.050 01/11/28 286,063
1,000,000 Toyota Motor Credit Corp 4.625 01/12/28 1,012,802
1,000,000 Toyota Motor Credit Corp 5.250 09/11/28 1,035,457
400,000 Toyota Motor Credit Corp 3.650 01/08/29 390,745
2,000,000 Toyota Motor Credit Corp 4.450 06/29/29 2,009,509
650,000 Toyota Motor Credit Corp 2.150 02/13/30 574,131
225,000 Toyota Motor Credit Corp 3.375 04/01/30 211,484
1,000,000 Toyota Motor Credit Corp 4.550 05/17/30 1,006,498
1,000,000 Toyota Motor Credit Corp 5.550 11/20/30 1,053,530
1,000,000 Toyota Motor Credit Corp 1.650 01/10/31 830,676
1,000,000 Toyota Motor Credit Corp 1.900 09/12/31 833,443
1,000,000 Toyota Motor Credit Corp 2.400 01/13/32 856,977
1,000,000 Toyota Motor Credit Corp 4.700 01/12/33 1,026,646
TOTAL AUTOMOBILES & COMPONENTS 129,447,454

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS - 4.5%
$ 1,000,000 Australia & New Zealand Banking Group Ltd 5.671% 10/03/25 $ 1,015,481
525,000 Australia & New Zealand Banking Group Ltd 3.700 11/16/25 515,532
1,000,000 Australia & New Zealand Banking Group Ltd 5.088 12/08/25 1,006,016
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1.125 09/18/25 932,757
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6.138 09/14/28 1,027,140
1,200,000 Banco Bilbao Vizcaya Argentaria S.A. 7.883 11/15/34 1,305,755
800,000 Banco Santander S.A. 2.706 06/27/24 789,280
600,000 Banco Santander S.A. 2.746 05/28/25 578,884
400,000 Banco Santander S.A. 5.179 11/19/25 396,694
1,600,000 Banco Santander S.A. 1.849 03/25/26 1,481,042
600,000 Banco Santander S.A. 4.250 04/11/27 581,174
1,600,000 Banco Santander S.A. 5.294 08/18/27 1,604,822
1,200,000 Banco Santander S.A. 1.722 09/14/27 1,085,188
675,000 Banco Santander S.A. 3.800 02/23/28 636,056
1,000,000 Banco Santander S.A. 4.175 03/24/28 962,341
1,800,000 Banco Santander S.A. 4.379 04/12/28 1,748,239
1,600,000 Banco Santander S.A. 5.588 08/08/28 1,631,406
1,000,000 Banco Santander S.A. 6.607 11/07/28 1,064,474
600,000 Banco Santander S.A. 3.306 06/27/29 553,036
400,000 Banco Santander S.A. 3.490 05/28/30 359,689
2,000,000 Banco Santander S.A. 2.749 12/03/30 1,660,193
1,000,000 Banco Santander S.A. 2.958 03/25/31 859,115
2,000,000 Banco Santander S.A. 3.225 11/22/32 1,674,764
800,000 Banco Santander S.A. 6.921 08/08/33 852,532
800,000 Banco Santander S.A. 6.938 11/07/33 888,151
10,300,000 Bank of America Corp 3.458 03/15/25 10,250,867
3,550,000 Bank of America Corp 3.950 04/21/25 3,489,818
2,000,000 Bank of America Corp 3.841 04/25/25 1,987,010
3,000,000 Bank of America Corp 3.093 10/01/25 2,941,095
725,000 Bank of America Corp 2.456 10/22/25 705,971
4,000,000 Bank of America Corp 3.366 01/23/26 3,906,530
3,000,000 Bank of America Corp 2.015 02/13/26 2,882,749
5,000,000 Bank of America Corp 1.319 06/19/26 4,705,656
2,000,000 Bank of America Corp 4.827 07/22/26 1,984,569
4,500,000 Bank of America Corp 1.197 10/24/26 4,178,505
5,000,000 Bank of America Corp 1.658 03/11/27 4,625,551
7,800,000 Bank of America Corp 3.559 04/23/27 7,507,093
4,500,000 Bank of America Corp 1.734 07/22/27 4,122,680
2,000,000 Bank of America Corp 2.551 02/04/28 1,852,671
3,000,000 Bank of America Corp 4.376 04/27/28 2,931,897
3,000,000 Bank of America Corp 6.204 11/10/28 3,129,422
5,690,000 Bank of America Corp 3.419 12/20/28 5,359,575
2,250,000 Bank of America Corp 3.970 03/05/29 2,149,005
2,000,000 Bank of America Corp 5.202 04/25/29 2,012,372
3,000,000 Bank of America Corp 2.087 06/14/29 2,643,955
1,400,000 Bank of America Corp 4.271 07/23/29 1,351,685
3,000,000 Bank of America Corp 5.819 09/15/29 3,096,822
3,075,000 Bank of America Corp 3.974 02/07/30 2,910,477
1,675,000 Bank of America Corp 3.194 07/23/30 1,518,732
1,050,000 Bank of America Corp 2.884 10/22/30 931,367
4,000,000 Bank of America Corp 2.496 02/13/31 3,434,866
1,750,000 Bank of America Corp 2.592 04/29/31 1,508,132
3,000,000 Bank of America Corp 1.898 07/23/31 2,454,189
3,000,000 Bank of America Corp 1.922 10/24/31 2,435,552
3,000,000 Bank of America Corp 2.651 03/11/32 2,532,991
4,000,000 Bank of America Corp 2.687 04/22/32 3,377,723
5,000,000 Bank of America Corp 2.299 07/21/32 4,082,686
3,000,000 Bank of America Corp 2.572 10/20/32 2,487,215
2,000,000 Bank of America Corp 2.972 02/04/33 1,701,641
2,000,000 Bank of America Corp 4.571 04/27/33 1,906,363
2,000,000 Bank of America Corp 5.015 07/22/33 1,978,461

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 5,000,000 Bank of America Corp 5.288% 04/25/34 $ 5,011,507
4,000,000 Bank of America Corp 5.872 09/15/34 4,187,081
4,000,000 Bank of America Corp 2.482 09/21/36 3,168,274
1,500,000 Bank of America Corp 6.110 01/29/37 1,599,283
3,000,000 Bank of America Corp 3.846 03/08/37 2,634,018
4,500,000 Bank of America Corp 4.078 04/23/40 3,932,442
6,000,000 Bank of America Corp 2.676 06/19/41 4,289,278
4,000,000 Bank of America Corp 3.311 04/22/42 3,132,157
1,500,000 Bank of America Corp 5.000 01/21/44 1,470,940
2,800,000 Bank of America Corp 4.443 01/20/48 2,516,315
3,000,000 Bank of America Corp 3.946 01/23/49 2,521,376
1,000,000 Bank of America Corp 2.831 10/24/51 675,593
1,950,000 Bank of America Corp 3.483 03/13/52 1,499,974
2,000,000 Bank of America Corp 2.972 07/21/52 1,409,793
2,000,000 Bank of America NA 5.526 08/18/26 2,036,919
750,000 Bank of Montreal 1.850 05/01/25 719,066
1,500,000 Bank of Montreal 1.250 09/15/26 1,366,391
1,000,000 Bank of Montreal 5.266 12/11/26 1,013,747
1,000,000 Bank of Montreal 0.949 01/22/27 921,965
2,000,000 Bank of Montreal 2.650 03/08/27 1,883,240
4,000,000 (a) Bank of Montreal 4.700 09/14/27 4,010,728
2,000,000 Bank of Montreal 5.203 02/01/28 2,037,302
1,000,000 Bank of Montreal 5.717 09/25/28 1,036,321
425,000 Bank of Montreal 3.803 12/15/32 390,966
2,000,000 Bank of Montreal 3.088 01/10/37 1,613,063
750,000 Bank of Nova Scotia 2.200 02/03/25 727,000
1,500,000 Bank of Nova Scotia 3.450 04/11/25 1,467,563
2,000,000 Bank of Nova Scotia 1.300 06/11/25 1,895,076
1,550,000 Bank of Nova Scotia 4.500 12/16/25 1,524,469
2,000,000 Bank of Nova Scotia 1.050 03/02/26 1,842,997
2,000,000 Bank of Nova Scotia 1.350 06/24/26 1,838,041
1,000,000 Bank of Nova Scotia 2.700 08/03/26 947,617
3,000,000 Bank of Nova Scotia 1.300 09/15/26 2,732,238
1,000,000 Bank of Nova Scotia 5.250 06/12/28 1,015,041
2,000,000 Bank of Nova Scotia 4.850 02/01/30 1,996,559
1,000,000 Bank of Nova Scotia 2.450 02/02/32 837,662
750,000 Bank of Nova Scotia 5.650 02/01/34 777,546
750,000 Bank of Nova Scotia 4.588 05/04/37 670,850
1,425,000 Barclays plc 3.650 03/16/25 1,393,150
2,750,000 Barclays plc 3.932 05/07/25 2,730,906
975,000 Barclays plc 4.375 01/12/26 961,691
2,000,000 Barclays plc 2.852 05/07/26 1,928,307
800,000 Barclays plc 5.200 05/12/26 794,814
1,000,000 Barclays plc 7.325 11/02/26 1,032,917
2,000,000 Barclays plc 2.279 11/24/27 1,837,618
700,000 Barclays plc 4.337 01/10/28 679,957
1,975,000 Barclays plc 4.836 05/09/28 1,928,470
1,500,000 Barclays plc 7.385 11/02/28 1,603,000
1,500,000 Barclays plc 4.972 05/16/29 1,472,504
1,500,000 Barclays plc 6.490 09/13/29 1,561,755
1,000,000 Barclays plc 5.088 06/20/30 968,173
2,000,000 Barclays plc 2.645 06/24/31 1,686,318
1,500,000 Barclays plc 2.667 03/10/32 1,237,296
2,000,000 Barclays plc 2.894 11/24/32 1,639,160
1,300,000 Barclays plc 5.746 08/09/33 1,315,226
2,500,000 Barclays plc 7.437 11/02/33 2,799,310
3,000,000 Barclays plc 6.224 05/09/34 3,111,528
1,000,000 Barclays plc 7.119 06/27/34 1,065,725
950,000 Barclays plc 6.692 09/13/34 1,015,549
1,750,000 Barclays plc 3.564 09/23/35 1,500,304
1,000,000 Barclays plc 3.811 03/10/42 748,127

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 775,000 Barclays plc 5.250% 08/17/45 $ 758,330
300,000 BPCE S.A. 3.375 12/02/26 289,080
1,000,000 Brookfield Finance LLC 3.450 04/15/50 696,290
1,000,000 Canadian Imperial Bank of Commerce 2.250 01/28/25 968,582
1,000,000 Canadian Imperial Bank of Commerce 3.945 08/04/25 984,039
1,000,000 Canadian Imperial Bank of Commerce 0.950 10/23/25 933,868
1,000,000 Canadian Imperial Bank of Commerce 1.250 06/22/26 916,494
1,500,000 Canadian Imperial Bank of Commerce 3.450 04/07/27 1,440,136
1,500,000 Canadian Imperial Bank of Commerce 5.001 04/28/28 1,508,829
1,500,000 Canadian Imperial Bank of Commerce 5.986 10/03/28 1,569,034
1,500,000 (a) Canadian Imperial Bank of Commerce 3.600 04/07/32 1,367,695
350,000 Canadian Imperial Bank of Commerce 6.092 10/03/33 373,428
3,000,000 CitiBank NA 5.488 12/04/26 3,053,993
5,000,000 CitiBank NA 5.803 09/29/28 5,220,642
7,500,000 Citigroup, Inc 3.352 04/24/25 7,442,544
2,000,000 Citigroup, Inc 0.981 05/01/25 1,966,059
1,000,000 Citigroup, Inc 3.700 01/12/26 975,845
750,000 Citigroup, Inc 4.600 03/09/26 740,346
3,000,000 Citigroup, Inc 3.106 04/08/26 2,915,731
3,000,000 Citigroup, Inc 5.610 09/29/26 3,021,855
1,100,000 Citigroup, Inc 4.300 11/20/26 1,077,992
4,000,000 Citigroup, Inc 1.122 01/28/27 3,675,201
5,000,000 Citigroup, Inc 1.462 06/09/27 4,575,705
1,500,000 Citigroup, Inc 4.450 09/29/27 1,465,513
5,000,000 Citigroup, Inc 3.070 02/24/28 4,711,386
3,000,000 (a) Citigroup, Inc 4.658 05/24/28 2,976,061
1,000,000 Citigroup, Inc 3.668 07/24/28 953,030
2,025,000 Citigroup, Inc 4.125 07/25/28 1,944,527
4,000,000 Citigroup, Inc 4.075 04/23/29 3,849,743
1,750,000 Citigroup, Inc 3.980 03/20/30 1,660,617
5,000,000 Citigroup, Inc 2.666 01/29/31 4,337,099
2,200,000 Citigroup, Inc 4.412 03/31/31 2,104,180
6,000,000 Citigroup, Inc 2.572 06/03/31 5,125,302
5,000,000 Citigroup, Inc 2.561 05/01/32 4,171,641
175,000 Citigroup, Inc 6.625 06/15/32 190,446
875,000 Citigroup, Inc 2.520 11/03/32 721,276
4,000,000 Citigroup, Inc 3.057 01/25/33 3,412,727
1,000,000 Citigroup, Inc 3.785 03/17/33 899,347
1,775,000 Citigroup, Inc 4.910 05/24/33 1,737,841
3,000,000 Citigroup, Inc 6.270 11/17/33 3,210,033
425,000 Citigroup, Inc 6.174 05/25/34 439,779
750,000 Citigroup, Inc 3.878 01/24/39 646,847
325,000 Citigroup, Inc 8.125 07/15/39 418,466
350,000 Citigroup, Inc 5.875 01/30/42 371,261
2,000,000 Citigroup, Inc 2.904 11/03/42 1,438,339
400,000 Citigroup, Inc 6.675 09/13/43 448,767
125,000 Citigroup, Inc 5.300 05/06/44 119,939
675,000 Citigroup, Inc 4.650 07/30/45 613,050
3,075,000 Citigroup, Inc 4.750 05/18/46 2,750,037
4,075,000 Citigroup, Inc 4.650 07/23/48 3,753,061
350,000 Citizens Bank NA 2.250 04/28/25 334,562
250,000 Citizens Bank NA 3.750 02/18/26 237,972
1,000,000 Citizens Bank NA 4.575 08/09/28 949,381
500,000 Citizens Financial Group, Inc 2.850 07/27/26 465,976
200,000 Citizens Financial Group, Inc 2.500 02/06/30 167,534
450,000 (a) Citizens Financial Group, Inc 3.250 04/30/30 395,238
850,000 Citizens Financial Group, Inc 2.638 09/30/32 656,259
500,000 Citizens Financial Group, Inc 5.641 05/21/37 460,385
500,000 Comerica Bank 2.500 07/23/24 489,695
200,000 Comerica Bank 4.000 07/27/25 192,742
1,000,000 Comerica Bank 5.332 08/25/33 918,240

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 550,000 Comerica, Inc 4.000% 02/01/29 $ 519,891
1,500,000 Commonwealth Bank of Australia 5.316 03/13/26 1,522,491
2,050,000 Cooperatieve Rabobank UA 3.375 05/21/25 2,009,827
2,500,000 Cooperatieve Rabobank UA 5.500 07/18/25 2,526,412
600,000 Cooperatieve Rabobank UA 4.375 08/04/25 589,148
2,700,000 Cooperatieve Rabobank UA 3.750 07/21/26 2,584,965
1,000,000 Cooperatieve Rabobank UA 5.500 10/05/26 1,022,848
550,000 Cooperatieve Rabobank UA 5.250 05/24/41 580,320
1,400,000 Cooperatieve Rabobank UA 5.750 12/01/43 1,442,287
600,000 Cooperatieve Rabobank UA 5.250 08/04/45 596,755
2,000,000 Credit Suisse AG. 0.495 02/02/24 1,991,129
2,900,000 Credit Suisse AG. 3.625 09/09/24 2,858,876
500,000 Credit Suisse AG. 2.950 04/09/25 484,558
1,000,000 Credit Suisse AG. 1.250 08/07/26 907,169
1,350,000 Credit Suisse AG. 5.000 07/09/27 1,350,285
2,000,000 Credit Suisse AG. 7.500 02/15/28 2,190,412
1,000,000 Deutsche Bank AG. 3.729 01/14/32 838,161
450,000 (a) Fifth Third Bancorp 4.300 01/16/24 449,437
300,000 Fifth Third Bancorp 2.550 05/05/27 276,713
1,000,000 Fifth Third Bancorp 1.707 11/01/27 899,676
500,000 Fifth Third Bancorp 3.950 03/14/28 479,232
1,000,000 Fifth Third Bancorp 4.055 04/25/28 953,242
1,000,000 Fifth Third Bancorp 6.361 10/27/28 1,037,593
200,000 Fifth Third Bancorp 6.339 07/27/29 208,236
1,000,000 Fifth Third Bancorp 4.772 07/28/30 976,630
140,000 Fifth Third Bancorp 8.250 03/01/38 165,593
300,000 Fifth Third Bank NA 3.950 07/28/25 293,466
2,400,000 Fifth Third Bank NA 3.850 03/15/26 2,307,676
1,000,000 (a) Fifth Third Bank NA 2.250 02/01/27 923,701
500,000 First Citizens BancShares, Inc 3.375 03/15/30 472,510
500,000 (a) First Horizon Bank 5.750 05/01/30 471,412
500,000 (a) First Horizon Corp 4.000 05/26/25 483,566
33,000 HSBC Bank USA NA 7.000 01/15/39 38,161
2,625,000 HSBC Holdings plc 4.250 03/14/24 2,615,042
450,000 HSBC Holdings plc 4.250 08/18/25 439,914
2,000,000 HSBC Holdings plc 2.633 11/07/25 1,949,966
1,875,000 HSBC Holdings plc 4.300 03/08/26 1,843,514
825,000 HSBC Holdings plc 1.645 04/18/26 783,871
2,475,000 HSBC Holdings plc 3.900 05/25/26 2,409,259
1,500,000 HSBC Holdings plc 2.099 06/04/26 1,427,965
1,100,000 HSBC Holdings plc 4.292 09/12/26 1,076,732
450,000 HSBC Holdings plc 4.375 11/23/26 439,593
4,000,000 HSBC Holdings plc 1.589 05/24/27 3,668,718
2,000,000 HSBC Holdings plc 5.887 08/14/27 2,027,687
3,000,000 HSBC Holdings plc 2.251 11/22/27 2,753,611
3,925,000 HSBC Holdings plc 4.041 03/13/28 3,780,999
1,500,000 HSBC Holdings plc 4.755 06/09/28 1,478,032
1,500,000 HSBC Holdings plc 5.210 08/11/28 1,498,680
5,000,000 HSBC Holdings plc 2.013 09/22/28 4,451,273
1,575,000 HSBC Holdings plc 7.390 11/03/28 1,687,671
975,000 HSBC Holdings plc 6.161 03/09/29 1,006,773
2,500,000 HSBC Holdings plc 4.583 06/19/29 2,424,018
1,600,000 HSBC Holdings plc 2.206 08/17/29 1,396,681
4,000,000 HSBC Holdings plc 3.973 05/22/30 3,735,966
3,000,000 HSBC Holdings plc 2.848 06/04/31 2,579,649
750,000 HSBC Holdings plc 2.357 08/18/31 621,131
2,350,000 HSBC Holdings plc 2.804 05/24/32 1,961,807
3,500,000 HSBC Holdings plc 2.871 11/22/32 2,907,755
1,500,000 HSBC Holdings plc 4.762 03/29/33 1,397,164
1,825,000 HSBC Holdings plc 5.402 08/11/33 1,832,909
2,000,000 HSBC Holdings plc 8.113 11/03/33 2,311,185

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,000,000 HSBC Holdings plc 6.254% 03/09/34 $ 2,125,813
2,000,000 HSBC Holdings plc 6.547 06/20/34 2,090,277
2,000,000 HSBC Holdings plc 7.399 11/13/34 2,193,937
300,000 HSBC Holdings plc 6.500 05/02/36 312,225
2,700,000 HSBC Holdings plc 6.500 09/15/37 2,825,291
200,000 HSBC Holdings plc 6.800 06/01/38 213,514
550,000 HSBC Holdings plc 6.100 01/14/42 622,711
2,000,000 HSBC Holdings plc 6.332 03/09/44 2,155,402
1,175,000 HSBC Holdings plc 5.250 03/14/44 1,146,537
1,250,000 HSBC USA, Inc 3.500 06/23/24 1,238,412
500,000 (a) Huntington Bancshares, Inc 4.000 05/15/25 490,282
1,000,000 Huntington Bancshares, Inc 4.443 08/04/28 969,281
675,000 Huntington Bancshares, Inc 6.208 08/21/29 696,013
1,000,000 (a) Huntington Bancshares, Inc 2.550 02/04/30 855,343
500,000 (a) Huntington Bancshares, Inc 5.023 05/17/33 485,850
500,000 Huntington Bancshares, Inc 2.487 08/15/36 377,872
1,000,000 Huntington National Bank 4.552 05/17/28 965,929
1,500,000 Huntington National Bank 5.650 01/10/30 1,512,628
4,750,000 Industrial & Commercial Bank of China Ltd 3.538 11/08/27 4,573,757
575,000 ING Groep NV 3.550 04/09/24 571,780
1,250,000 ING Groep NV 3.950 03/29/27 1,209,350
1,500,000 ING Groep NV 1.726 04/01/27 1,387,638
600,000 ING Groep NV 4.017 03/28/28 581,907
1,500,000 ING Groep NV 4.550 10/02/28 1,479,036
1,325,000 (a) ING Groep NV 4.050 04/09/29 1,278,686
475,000 ING Groep NV 2.727 04/01/32 406,712
300,000 ING Groep NV 4.252 03/28/33 281,247
200,000 ING Groep NV 6.114 09/11/34 209,753
625,000 JPMorgan Chase & Co 3.125 01/23/25 611,858
1,200,000 JPMorgan Chase & Co 3.220 03/01/25 1,195,067
2,125,000 JPMorgan Chase & Co 3.900 07/15/25 2,091,996
2,000,000 JPMorgan Chase & Co 2.301 10/15/25 1,948,847
6,000,000 JPMorgan Chase & Co 5.546 12/15/25 6,003,820
2,500,000 JPMorgan Chase & Co 2.595 02/24/26 2,421,059
2,000,000 JPMorgan Chase & Co 2.005 03/13/26 1,921,482
3,125,000 JPMorgan Chase & Co 3.300 04/01/26 3,024,950
2,000,000 JPMorgan Chase & Co 2.083 04/22/26 1,915,698
4,000,000 JPMorgan Chase & Co 4.080 04/26/26 3,934,920
1,450,000 JPMorgan Chase & Co 3.200 06/15/26 1,399,084
1,000,000 JPMorgan Chase & Co 2.950 10/01/26 952,569
4,000,000 JPMorgan Chase & Co 1.045 11/19/26 3,704,128
1,350,000 JPMorgan Chase & Co 4.125 12/15/26 1,323,264
2,450,000 JPMorgan Chase & Co 3.960 01/29/27 2,393,221
4,000,000 JPMorgan Chase & Co 1.040 02/04/27 3,676,249
5,200,000 JPMorgan Chase & Co 1.578 04/22/27 4,798,685
3,000,000 JPMorgan Chase & Co 1.470 09/22/27 2,718,033
250,000 JPMorgan Chase & Co 4.250 10/01/27 247,272
325,000 JPMorgan Chase & Co 3.625 12/01/27 311,865
1,375,000 JPMorgan Chase & Co 3.782 02/01/28 1,328,085
1,000,000 JPMorgan Chase & Co 2.947 02/24/28 940,840
4,000,000 JPMorgan Chase & Co 4.323 04/26/28 3,940,545
425,000 JPMorgan Chase & Co 3.540 05/01/28 405,600
6,000,000 JPMorgan Chase & Co 2.182 06/01/28 5,487,938
1,000,000 JPMorgan Chase & Co 4.851 07/25/28 1,000,290
3,000,000 JPMorgan Chase & Co 2.069 06/01/29 2,659,952
2,050,000 JPMorgan Chase & Co 4.203 07/23/29 1,992,028
3,000,000 JPMorgan Chase & Co 5.299 07/24/29 3,044,133
2,500,000 JPMorgan Chase & Co 6.087 10/23/29 2,628,532
1,750,000 JPMorgan Chase & Co 4.452 12/05/29 1,714,983
4,500,000 JPMorgan Chase & Co 3.702 05/06/30 4,234,901
1,500,000 JPMorgan Chase & Co 4.565 06/14/30 1,467,841

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,000,000 JPMorgan Chase & Co 2.522% 04/22/31 $ 1,729,474
1,425,000 JPMorgan Chase & Co 2.956 05/13/31 1,252,252
5,000,000 JPMorgan Chase & Co 1.764 11/19/31 4,052,257
2,250,000 JPMorgan Chase & Co 1.953 02/04/32 1,829,014
3,000,000 JPMorgan Chase & Co 2.580 04/22/32 2,537,508
3,000,000 JPMorgan Chase & Co 2.545 11/08/32 2,503,135
6,000,000 JPMorgan Chase & Co 2.963 01/25/33 5,141,024
2,000,000 JPMorgan Chase & Co 4.586 04/26/33 1,932,291
2,000,000 JPMorgan Chase & Co 4.912 07/25/33 1,977,460
4,000,000 JPMorgan Chase & Co 5.717 09/14/33 4,138,799
5,325,000 JPMorgan Chase & Co 5.350 06/01/34 5,400,798
2,500,000 JPMorgan Chase & Co 6.254 10/23/34 2,709,968
958,000 JPMorgan Chase & Co 5.500 10/15/40 995,415
2,000,000 JPMorgan Chase & Co 3.109 04/22/41 1,539,761
4,500,000 JPMorgan Chase & Co 2.525 11/19/41 3,181,695
2,500,000 JPMorgan Chase & Co 3.157 04/22/42 1,930,852
1,000,000 JPMorgan Chase & Co 5.625 08/16/43 1,047,745
1,800,000 JPMorgan Chase & Co 4.950 06/01/45 1,720,796
2,050,000 JPMorgan Chase & Co 4.260 02/22/48 1,810,901
1,000,000 JPMorgan Chase & Co 4.032 07/24/48 850,879
4,500,000 JPMorgan Chase & Co 3.964 11/15/48 3,767,392
1,750,000 JPMorgan Chase & Co 3.897 01/23/49 1,450,528
2,000,000 JPMorgan Chase & Co 3.109 04/22/51 1,437,110
1,500,000 JPMorgan Chase & Co 3.328 04/22/52 1,120,407
750,000 (a),(b) JPMorgan Chase & Co SOFR 3 M + 3.562% 8.939 N/A(c) 756,563
2,000,000 JPMorgan Chase Bank NA 5.110 12/08/26 2,017,946
750,000 KeyBank NA 3.300 06/01/25 721,295
300,000 KeyBank NA 3.400 05/20/26 281,170
1,000,000 KeyBank NA 5.850 11/15/27 999,268
1,000,000 KeyBank NA 4.390 12/14/27 939,977
250,000 KeyBank NA 3.900 04/13/29 217,856
1,500,000 KeyBank NA 4.900 08/08/32 1,324,757
625,000 KeyBank NA 5.000 01/26/33 584,275
200,000 KeyCorp 4.150 10/29/25 195,005
500,000 KeyCorp 4.100 04/30/28 469,146
1,000,000 KeyCorp 2.550 10/01/29 850,541
300,000 KeyCorp 4.789 06/01/33 275,429
3,000,000 Kreditanstalt fuer Wiederaufbau 4.125 07/15/33 3,013,769
2,750,000 Lloyds Banking Group plc 4.500 11/04/24 2,716,888
1,375,000 Lloyds Banking Group plc 4.450 05/08/25 1,358,234
325,000 Lloyds Banking Group plc 4.582 12/10/25 318,059
1,000,000 Lloyds Banking Group plc 2.438 02/05/26 964,878
1,000,000 Lloyds Banking Group plc 3.511 03/18/26 976,595
225,000 Lloyds Banking Group plc 4.650 03/24/26 220,613
1,250,000 Lloyds Banking Group plc 4.716 08/11/26 1,233,390
500,000 Lloyds Banking Group plc 3.750 01/11/27 479,833
2,000,000 Lloyds Banking Group plc 1.627 05/11/27 1,832,500
1,000,000 Lloyds Banking Group plc 5.985 08/07/27 1,017,549
1,000,000 Lloyds Banking Group plc 3.750 03/18/28 956,987
500,000 Lloyds Banking Group plc 4.375 03/22/28 488,692
700,000 Lloyds Banking Group plc 4.550 08/16/28 688,404
1,825,000 Lloyds Banking Group plc 3.574 11/07/28 1,714,685
500,000 Lloyds Banking Group plc 5.871 03/06/29 512,107
1,250,000 Lloyds Banking Group plc 4.976 08/11/33 1,217,388
1,500,000 Lloyds Banking Group plc 7.953 11/15/33 1,714,643
1,550,000 Lloyds Banking Group plc 4.344 01/09/48 1,245,316
300,000 M&T Bank Corp 4.000 07/15/24 297,104
1,000,000 M&T Bank Corp 7.413 10/30/29 1,075,627
1,500,000 M&T Bank Corp 5.053 01/27/34 1,421,252
1,100,000 Manufacturers & Traders Trust Co 2.900 02/06/25 1,065,884
1,000,000 Manufacturers & Traders Trust Co 5.400 11/21/25 993,271

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Manufacturers & Traders Trust Co 4.700% 01/27/28 $ 971,483
2,000,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 1,931,647
1,625,000 Mitsubishi UFJ Financial Group, Inc 3.777 03/02/25 1,597,254
2,500,000 Mitsubishi UFJ Financial Group, Inc 1.412 07/17/25 2,359,107
750,000 Mitsubishi UFJ Financial Group, Inc 0.962 10/11/25 723,111
207,000 Mitsubishi UFJ Financial Group, Inc 3.850 03/01/26 202,099
225,000 Mitsubishi UFJ Financial Group, Inc 2.757 09/13/26 212,422
650,000 Mitsubishi UFJ Financial Group, Inc 3.677 02/22/27 630,048
2,000,000 Mitsubishi UFJ Financial Group, Inc 1.538 07/20/27 1,827,436
700,000 Mitsubishi UFJ Financial Group, Inc 3.287 07/25/27 667,615
750,000 Mitsubishi UFJ Financial Group, Inc 1.640 10/13/27 682,835
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.341 01/19/28 925,302
1,000,000 Mitsubishi UFJ Financial Group, Inc 3.961 03/02/28 973,772
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.080 04/19/28 972,351
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.017 07/20/28 1,000,713
300,000 Mitsubishi UFJ Financial Group, Inc 4.050 09/11/28 293,419
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.354 09/13/28 1,013,914
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.422 02/22/29 2,545,264
1,250,000 Mitsubishi UFJ Financial Group, Inc 3.741 03/07/29 1,195,875
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.242 04/19/29 1,014,957
1,000,000 Mitsubishi UFJ Financial Group, Inc 3.195 07/18/29 918,653
1,500,000 Mitsubishi UFJ Financial Group, Inc 2.559 02/25/30 1,314,171
1,250,000 Mitsubishi UFJ Financial Group, Inc 2.048 07/17/30 1,051,551
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.475 02/22/31 2,561,449
1,700,000 Mitsubishi UFJ Financial Group, Inc 2.309 07/20/32 1,410,572
500,000 Mitsubishi UFJ Financial Group, Inc 2.494 10/13/32 419,328
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.852 01/19/33 856,600
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.315 04/19/33 951,380
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.133 07/20/33 1,014,980
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.472 09/13/33 1,037,845
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.441 02/22/34 2,583,819
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5.406 04/19/34 1,035,646
300,000 (a) Mitsubishi UFJ Financial Group, Inc 4.286 07/26/38 281,511
500,000 Mitsubishi UFJ Financial Group, Inc 4.153 03/07/39 460,841
1,425,000 Mitsubishi UFJ Financial Group, Inc 3.751 07/18/39 1,246,872
500,000 Mizuho Financial Group, Inc 2.226 05/25/26 477,818
200,000 Mizuho Financial Group, Inc 3.663 02/28/27 192,343
1,000,000 Mizuho Financial Group, Inc 1.234 05/22/27 911,080
1,000,000 Mizuho Financial Group, Inc 1.554 07/09/27 913,810
725,000 Mizuho Financial Group, Inc 4.018 03/05/28 703,479
1,000,000 Mizuho Financial Group, Inc 5.667 05/27/29 1,023,531
1,500,000 (a) Mizuho Financial Group, Inc 5.778 07/06/29 1,543,023
625,000 Mizuho Financial Group, Inc 4.254 09/11/29 603,419
1,000,000 Mizuho Financial Group, Inc 3.261 05/22/30 911,114
1,000,000 Mizuho Financial Group, Inc 3.153 07/16/30 899,453
500,000 Mizuho Financial Group, Inc 2.869 09/13/30 441,827
500,000 Mizuho Financial Group, Inc 2.591 05/25/31 427,659
1,000,000 Mizuho Financial Group, Inc 5.739 05/27/31 1,029,611
1,000,000 Mizuho Financial Group, Inc 2.201 07/10/31 832,324
1,000,000 Mizuho Financial Group, Inc 1.979 09/08/31 815,341
700,000 Mizuho Financial Group, Inc 2.564 09/13/31 569,390
1,000,000 Mizuho Financial Group, Inc 2.172 05/22/32 814,333
500,000 Mizuho Financial Group, Inc 2.260 07/09/32 406,677
1,000,000 Mizuho Financial Group, Inc 5.669 09/13/33 1,032,213
1,000,000 Mizuho Financial Group, Inc 5.754 05/27/34 1,039,220
1,500,000 (a) Mizuho Financial Group, Inc 5.748 07/06/34 1,551,855
1,500,000 National Australia Bank Ltd 5.132 11/22/24 1,501,386
300,000 National Australia Bank Ltd 3.375 01/14/26 292,170
750,000 National Australia Bank Ltd 2.500 07/12/26 712,901
1,000,000 (a) National Australia Bank Ltd 3.905 06/09/27 979,964
2,000,000 National Australia Bank Ltd 4.944 01/12/28 2,020,358

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 National Australia Bank Ltd 4.900% 06/13/28 $ 1,517,576
1,500,000 National Bank of Canada 5.600 12/18/28 1,537,759
750,000 NatWest Group plc 4.269 03/22/25 747,339
750,000 NatWest Group plc 4.800 04/05/26 743,082
2,000,000 NatWest Group plc 7.472 11/10/26 2,069,631
800,000 NatWest Group plc 1.642 06/14/27 730,472
300,000 NatWest Group plc 3.073 05/22/28 278,596
700,000 NatWest Group plc 5.516 09/30/28 703,714
1,000,000 NatWest Group plc 4.892 05/18/29 981,679
1,000,000 NatWest Group plc 5.808 09/13/29 1,025,192
750,000 NatWest Group plc 3.754 11/01/29 731,597
3,000,000 NatWest Group plc 5.076 01/27/30 2,953,086
1,500,000 NatWest Group plc 4.445 05/08/30 1,437,275
1,500,000 NatWest Group plc 6.016 03/02/34 1,574,952
800,000 NatWest Group plc 3.032 11/28/35 663,584
1,250,000 Oesterreichische Kontrollbank AG. 0.500 09/16/24 1,208,852
600,000 PNC Bank NA 2.950 02/23/25 583,703
500,000 PNC Bank NA 3.875 04/10/25 489,494
550,000 PNC Bank NA 3.250 06/01/25 534,796
903,000 PNC Bank NA 4.050 07/26/28 870,102
475,000 PNC Bank NA 2.700 10/22/29 416,375
500,000 PNC Financial Services Group, Inc 2.200 11/01/24 486,115
1,500,000 PNC Financial Services Group, Inc 2.600 07/23/26 1,420,374
3,000,000 PNC Financial Services Group, Inc 1.150 08/13/26 2,728,329
300,000 PNC Financial Services Group, Inc 3.150 05/19/27 284,520
1,500,000 PNC Financial Services Group, Inc 5.354 12/02/28 1,517,409
1,575,000 PNC Financial Services Group, Inc 3.450 04/23/29 1,491,184
2,000,000 PNC Financial Services Group, Inc 5.582 06/12/29 2,042,664
2,000,000 PNC Financial Services Group, Inc 2.550 01/22/30 1,749,546
750,000 PNC Financial Services Group, Inc 4.626 06/06/33 707,206
1,000,000 PNC Financial Services Group, Inc 6.037 10/28/33 1,044,808
900,000 PNC Financial Services Group, Inc 5.068 01/24/34 880,615
4,000,000 PNC Financial Services Group, Inc 5.939 08/18/34 4,158,146
2,000,000 PNC Financial Services Group, Inc 6.875 10/20/34 2,220,275
825,000 PNC Financial Services Group, Inc 6.200 N/A(c) 802,096
300,000 Regions Bank 6.450 06/26/37 304,899
225,000 Regions Financial Corp 2.250 05/18/25 214,432
1,000,000 Regions Financial Corp 1.800 08/12/28 856,619
750,000 Royal Bank of Canada 2.250 11/01/24 731,093
1,000,000 Royal Bank of Canada 3.375 04/14/25 979,647
2,000,000 Royal Bank of Canada 1.150 06/10/25 1,895,348
1,000,000 Royal Bank of Canada 0.875 01/20/26 926,949
1,000,000 Royal Bank of Canada 4.650 01/27/26 991,526
2,000,000 Royal Bank of Canada 1.200 04/27/26 1,847,684
2,000,000 Royal Bank of Canada 1.150 07/14/26 1,829,590
1,500,000 Royal Bank of Canada 1.400 11/02/26 1,372,515
1,000,000 Royal Bank of Canada 3.625 05/04/27 966,413
1,000,000 Royal Bank of Canada 4.240 08/03/27 988,423
1,500,000 Royal Bank of Canada 6.000 11/01/27 1,571,482
1,500,000 Royal Bank of Canada 4.900 01/12/28 1,516,150
2,000,000 Royal Bank of Canada 5.200 08/01/28 2,038,460
1,600,000 Royal Bank of Canada 2.300 11/03/31 1,348,686
500,000 Royal Bank of Canada 3.875 05/04/32 471,816
1,000,000 Royal Bank of Canada 5.000 02/01/33 1,016,899
4,000,000 (a) Royal Bank of Canada 5.000 05/02/33 4,077,564
375,000 Santander Holdings USA, Inc 3.500 06/07/24 371,001
1,000,000 Santander Holdings USA, Inc 3.450 06/02/25 971,351
775,000 Santander Holdings USA, Inc 4.500 07/17/25 766,007
1,850,000 Santander Holdings USA, Inc 3.244 10/05/26 1,742,543
650,000 Santander Holdings USA, Inc 4.400 07/13/27 631,146
2,000,000 (a) Santander Holdings USA, Inc 2.490 01/06/28 1,830,955

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Santander Holdings USA, Inc 6.499% 03/09/29 $ 1,033,075
1,000,000 Santander Holdings USA, Inc 6.565 06/12/29 1,031,334
1,000,000 Santander UK Group Holdings plc 1.532 08/21/26 932,522
1,000,000 Santander UK Group Holdings plc 6.833 11/21/26 1,018,354
1,000,000 Santander UK Group Holdings plc 1.673 06/14/27 909,069
2,000,000 Santander UK Group Holdings plc 2.469 01/11/28 1,822,563
500,000 Santander UK Group Holdings plc 3.823 11/03/28 469,713
1,000,000 Santander UK Group Holdings plc 6.534 01/10/29 1,034,644
750,000 Santander UK Group Holdings plc 2.896 03/15/32 640,586
250,000 Sumitomo Mitsui Banking Corp 3.650 07/23/25 244,306
1,000,000 Sumitomo Mitsui Financial Group, Inc 0.948 01/12/26 920,573
1,300,000 Sumitomo Mitsui Financial Group, Inc 3.784 03/09/26 1,266,987
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.402 09/17/26 910,718
700,000 Sumitomo Mitsui Financial Group, Inc 3.010 10/19/26 666,603
725,000 (a) Sumitomo Mitsui Financial Group, Inc 3.446 01/11/27 696,835
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.174 01/14/27 924,433
775,000 Sumitomo Mitsui Financial Group, Inc 3.364 07/12/27 737,993
500,000 Sumitomo Mitsui Financial Group, Inc 3.352 10/18/27 473,684
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.520 01/13/28 2,046,993
675,000 Sumitomo Mitsui Financial Group, Inc 3.544 01/17/28 642,887
2,000,000 (a) Sumitomo Mitsui Financial Group, Inc 5.800 07/13/28 2,070,325
750,000 (a) Sumitomo Mitsui Financial Group, Inc 3.944 07/19/28 722,008
1,000,000 (a) Sumitomo Mitsui Financial Group, Inc 5.716 09/14/28 1,035,567
1,500,000 Sumitomo Mitsui Financial Group, Inc 1.902 09/17/28 1,312,868
500,000 (a) Sumitomo Mitsui Financial Group, Inc 4.306 10/16/28 489,646
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.472 01/14/29 1,334,427
1,500,000 Sumitomo Mitsui Financial Group, Inc 3.040 07/16/29 1,365,583
500,000 Sumitomo Mitsui Financial Group, Inc 3.202 09/17/29 454,337
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.724 09/27/29 887,211
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.710 01/13/30 2,076,453
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.750 01/15/30 1,325,975
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.130 07/08/30 1,263,245
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.852 07/13/30 2,091,560
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.142 09/23/30 828,459
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.710 01/12/31 807,239
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.222 09/17/31 1,236,272
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.766 01/13/33 1,056,720
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.776 07/13/33 2,119,176
1,000,000 (a) Sumitomo Mitsui Financial Group, Inc 5.808 09/14/33 1,068,531
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.296 01/12/41 1,036,916
1,000,000 (a) Sumitomo Mitsui Financial Group, Inc 2.930 09/17/41 749,818
1,500,000 (a) Sumitomo Mitsui Financial Group, Inc 3.050 01/14/42 1,172,415
500,000 Sumitomo Mitsui Financial Group, Inc 6.184 07/13/43 555,889
1,000,000 Synovus Bank 5.625 02/15/28 960,797
1,000,000 Synovus Financial Corp 5.200 08/11/25 983,502
1,000,000 Toronto-Dominion Bank 1.150 06/12/25 946,568
1,000,000 Toronto-Dominion Bank 0.750 09/11/25 933,063
2,000,000 Toronto-Dominion Bank 0.750 01/06/26 1,847,398
2,000,000 Toronto-Dominion Bank 1.200 06/03/26 1,836,135
1,500,000 Toronto-Dominion Bank 1.250 09/10/26 1,370,401
825,000 Toronto-Dominion Bank 5.264 12/11/26 841,214
1,000,000 (a) Toronto-Dominion Bank 1.950 01/12/27 923,805
1,000,000 Toronto-Dominion Bank 2.800 03/10/27 944,199
3,000,000 Toronto-Dominion Bank 4.108 06/08/27 2,946,605
1,500,000 Toronto-Dominion Bank 4.693 09/15/27 1,499,840
1,000,000 Toronto-Dominion Bank 5.156 01/10/28 1,015,083
1,000,000 Toronto-Dominion Bank 5.523 07/17/28 1,029,541
1,500,000 (a) Toronto-Dominion Bank 2.000 09/10/31 1,247,595
1,000,000 Toronto-Dominion Bank 3.625 09/15/31 959,396
1,000,000 Toronto-Dominion Bank 2.450 01/12/32 837,887
500,000 Toronto-Dominion Bank 3.200 03/10/32 442,899

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 800,000 Toronto-Dominion Bank 4.456% 06/08/32 $ 777,318
750,000 Truist Bank 2.150 12/06/24 728,168
1,000,000 Truist Bank 1.500 03/10/25 955,237
500,000 Truist Bank 3.625 09/16/25 483,242
200,000 Truist Bank 4.050 11/03/25 196,573
375,000 Truist Bank 3.300 05/15/26 357,917
500,000 Truist Bank 3.800 10/30/26 479,071
750,000 Truist Bank 2.636 09/17/29 698,065
475,000 Truist Bank 2.250 03/11/30 393,692
1,000,000 Truist Financial Corp 2.500 08/01/24 981,091
825,000 Truist Financial Corp 2.850 10/26/24 807,472
900,000 Truist Financial Corp 4.000 05/01/25 884,344
975,000 Truist Financial Corp 3.700 06/05/25 952,589
750,000 Truist Financial Corp 1.200 08/05/25 703,864
1,000,000 Truist Financial Corp 4.260 07/28/26 979,238
1,300,000 Truist Financial Corp 1.267 03/02/27 1,190,079
1,000,000 Truist Financial Corp 1.125 08/03/27 875,410
750,000 Truist Financial Corp 4.123 06/06/28 722,671
1,000,000 Truist Financial Corp 4.873 01/26/29 985,170
500,000 (a) Truist Financial Corp 3.875 03/19/29 467,538
2,000,000 Truist Financial Corp 1.887 06/07/29 1,728,280
550,000 Truist Financial Corp 7.161 10/30/29 594,018
1,000,000 Truist Financial Corp 4.916 07/28/33 930,969
1,000,000 Truist Financial Corp 6.123 10/28/33 1,038,015
100,000 Truist Financial Corp 5.122 01/26/34 96,830
3,000,000 Truist Financial Corp 5.867 06/08/34 3,060,282
125,000 US Bancorp 3.950 11/17/25 122,916
750,000 US Bancorp 3.100 04/27/26 718,707
700,000 US Bancorp 2.375 07/22/26 657,089
2,000,000 US Bancorp 5.727 10/21/26 2,012,938
1,175,000 US Bancorp 3.150 04/27/27 1,117,617
1,500,000 US Bancorp 6.787 10/26/27 1,566,099
750,000 US Bancorp 3.900 04/26/28 724,214
2,000,000 (a) US Bancorp 4.653 02/01/29 1,968,496
2,000,000 US Bancorp 5.775 06/12/29 2,054,708
600,000 US Bancorp 3.000 07/30/29 543,007
2,500,000 US Bancorp 1.375 07/22/30 2,014,989
1,000,000 US Bancorp 4.967 07/22/33 947,717
3,000,000 US Bancorp 5.850 10/21/33 3,090,703
2,000,000 US Bancorp 5.836 06/12/34 2,063,048
1,000,000 US Bancorp 2.491 11/03/36 775,531
750,000 US Bank NA 2.800 01/27/25 729,853
125,000 Wachovia Corp 5.500 08/01/35 126,582
200,000 Webster Financial Corp 4.100 03/25/29 183,764
4,100,000 Wells Fargo & Co 3.000 02/19/25 4,007,663
1,125,000 Wells Fargo & Co 3.550 09/29/25 1,099,226
2,000,000 Wells Fargo & Co 2.406 10/30/25 1,945,529
1,500,000 Wells Fargo & Co 2.164 02/11/26 1,443,635
3,350,000 Wells Fargo & Co 3.000 04/22/26 3,208,937
2,000,000 Wells Fargo & Co 3.908 04/25/26 1,960,313
1,000,000 Wells Fargo & Co 2.188 04/30/26 958,366
1,250,000 Wells Fargo & Co 4.100 06/03/26 1,222,507
1,700,000 Wells Fargo & Co 4.540 08/15/26 1,681,848
2,575,000 Wells Fargo & Co 3.000 10/23/26 2,444,639
1,500,000 Wells Fargo & Co 3.196 06/17/27 1,433,938
1,200,000 Wells Fargo & Co 4.300 07/22/27 1,174,502
1,300,000 Wells Fargo & Co 3.526 03/24/28 1,240,224
2,125,000 Wells Fargo & Co 3.584 05/22/28 2,024,202
5,000,000 Wells Fargo & Co 2.393 06/02/28 4,579,624
1,000,000 Wells Fargo & Co 4.808 07/25/28 992,672
6,175,000 Wells Fargo & Co 4.150 01/24/29 6,001,921

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 5,000,000 Wells Fargo & Co 5.574% 07/25/29 $ 5,105,341
2,500,000 Wells Fargo & Co 6.303 10/23/29 2,634,805
4,950,000 Wells Fargo & Co 2.879 10/30/30 4,400,363
3,000,000 Wells Fargo & Co 2.572 02/11/31 2,592,361
5,000,000 Wells Fargo & Co 4.478 04/04/31 4,830,233
6,000,000 Wells Fargo & Co 3.350 03/02/33 5,240,498
3,500,000 Wells Fargo & Co 4.897 07/25/33 3,409,611
3,000,000 Wells Fargo & Co 5.389 04/24/34 3,013,032
5,000,000 Wells Fargo & Co 5.557 07/25/34 5,090,544
3,000,000 Wells Fargo & Co 6.491 10/23/34 3,263,664
7,025,000 Wells Fargo & Co 3.068 04/30/41 5,314,807
1,050,000 Wells Fargo & Co 5.375 11/02/43 1,022,388
1,468,000 Wells Fargo & Co 5.606 01/15/44 1,461,295
475,000 Wells Fargo & Co 4.650 11/04/44 417,053
1,500,000 Wells Fargo & Co 3.900 05/01/45 1,239,841
950,000 Wells Fargo & Co 4.900 11/17/45 863,446
3,250,000 Wells Fargo & Co 4.400 06/14/46 2,729,753
1,975,000 Wells Fargo & Co 4.750 12/07/46 1,739,391
1,500,000 Wells Fargo & Co 5.013 04/04/51 1,426,780
2,000,000 Wells Fargo & Co 4.611 04/25/53 1,798,050
2,900,000 Wells Fargo Bank NA 5.450 08/07/26 2,947,250
2,000,000 Wells Fargo Bank NA 5.254 12/11/26 2,024,446
250,000 Wells Fargo Bank NA 6.600 01/15/38 278,638
2,000,000 Westpac Banking Corp 2.350 02/19/25 1,944,853
1,000,000 Westpac Banking Corp 2.850 05/13/26 960,097
2,000,000 Westpac Banking Corp 1.150 06/03/26 1,843,477
675,000 Westpac Banking Corp 2.700 08/19/26 644,659
850,000 Westpac Banking Corp 3.350 03/08/27 819,790
1,500,000 Westpac Banking Corp 4.043 08/26/27 1,484,757
2,000,000 Westpac Banking Corp 5.457 11/18/27 2,066,251
725,000 Westpac Banking Corp 3.400 01/25/28 691,674
1,000,000 Westpac Banking Corp 5.535 11/17/28 1,039,478
2,000,000 Westpac Banking Corp 1.953 11/20/28 1,771,930
1,000,000 Westpac Banking Corp 2.894 02/04/30 963,362
1,500,000 Westpac Banking Corp 2.150 06/03/31 1,267,877
950,000 Westpac Banking Corp 4.322 11/23/31 913,373
1,000,000 Westpac Banking Corp 5.405 08/10/33 994,405
1,000,000 Westpac Banking Corp 6.820 11/17/33 1,085,831
600,000 Westpac Banking Corp 4.110 07/24/34 548,538
2,350,000 Westpac Banking Corp 2.668 11/15/35 1,911,474
500,000 Westpac Banking Corp 3.020 11/18/36 406,446
900,000 (a) Westpac Banking Corp 4.421 07/24/39 784,932
225,000 Westpac Banking Corp 2.963 11/16/40 155,784
400,000 Zions Bancorp NA 3.250 10/29/29 327,012
TOTAL BANKS 1,016,277,471
CAPITAL GOODS - 1.3%
1,000,000 3M Co 2.000 02/14/25 961,617
1,200,000 (a) 3M Co 3.000 08/07/25 1,163,044
675,000 (a) 3M Co 2.875 10/15/27 635,211
925,000 (a) 3M Co 3.625 09/14/28 881,454
500,000 (a) 3M Co 3.375 03/01/29 467,790
1,000,000 3M Co 2.375 08/26/29 884,981
200,000 (a) 3M Co 3.125 09/19/46 145,937
300,000 3M Co 3.625 10/15/47 229,029
1,150,000 (a) 3M Co 4.000 09/14/48 982,569
875,000 (a) 3M Co 3.250 08/26/49 634,462
820,000 3M Co 3.700 04/15/50 648,138
1,000,000 Acuity Brands Lighting, Inc 2.150 12/15/30 830,456
1,000,000 AerCap Ireland Capital DAC 3.150 02/15/24 996,036
523,000 AerCap Ireland Capital DAC 1.650 10/29/24 504,750
1,000,000 AerCap Ireland Capital DAC 6.500 07/15/25 1,012,670

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 300,000 AerCap Ireland Capital DAC 4.450% 10/01/25 $ 294,346
500,000 AerCap Ireland Capital DAC 4.450 04/03/26 490,957
2,500,000 AerCap Ireland Capital DAC 2.450 10/29/26 2,314,803
250,000 AerCap Ireland Capital DAC 3.650 07/21/27 237,540
1,000,000 AerCap Ireland Capital DAC 4.625 10/15/27 979,168
200,000 AerCap Ireland Capital DAC 3.875 01/23/28 190,596
1,450,000 AerCap Ireland Capital DAC 3.000 10/29/28 1,323,833
700,000 AerCap Ireland Capital DAC 3.300 01/30/32 609,231
800,000 AerCap Ireland Capital DAC 3.850 10/29/41 644,308
750,000 Air Lease Corp 2.300 02/01/25 723,574
750,000 Air Lease Corp 3.375 07/01/25 725,925
1,000,000 Air Lease Corp 2.875 01/15/26 952,663
1,000,000 Air Lease Corp 3.750 06/01/26 964,747
1,500,000 Air Lease Corp 1.875 08/15/26 1,379,718
1,000,000 Air Lease Corp 2.200 01/15/27 915,695
500,000 Air Lease Corp 3.625 04/01/27 472,824
200,000 Air Lease Corp 3.625 12/01/27 189,130
1,000,000 Air Lease Corp 5.850 12/15/27 1,025,850
500,000 (a) Air Lease Corp 5.300 02/01/28 505,507
300,000 Air Lease Corp 4.625 10/01/28 293,098
500,000 Air Lease Corp 3.250 10/01/29 451,656
750,000 Air Lease Corp 3.000 02/01/30 665,376
500,000 Air Lease Corp 3.125 12/01/30 437,327
1,000,000 Aircastle Ltd 4.125 05/01/24 992,111
500,000 Aircastle Ltd 4.250 06/15/26 483,061
500,000 Allegion plc 3.500 10/01/29 461,923
200,000 Allegion US Holding Co, Inc 3.200 10/01/24 195,972
200,000 Allegion US Holding Co, Inc 3.550 10/01/27 190,013
500,000 Allegion US Holding Co, Inc 5.411 07/01/32 512,820
5,700,000 Boeing Co 4.875 05/01/25 5,671,433
400,000 Boeing Co 2.600 10/30/25 382,518
2,000,000 Boeing Co 2.750 02/01/26 1,914,274
3,000,000 Boeing Co 2.196 02/04/26 2,834,661
300,000 Boeing Co 3.100 05/01/26 288,310
200,000 Boeing Co 2.250 06/15/26 187,370
500,000 Boeing Co 2.700 02/01/27 471,443
250,000 Boeing Co 2.800 03/01/27 235,201
1,900,000 Boeing Co 5.040 05/01/27 1,916,584
500,000 Boeing Co 3.250 03/01/28 469,491
125,000 Boeing Co 3.450 11/01/28 117,627
600,000 Boeing Co 3.200 03/01/29 561,116
750,000 Boeing Co 2.950 02/01/30 675,695
1,600,000 Boeing Co 5.150 05/01/30 1,628,818
1,000,000 Boeing Co 3.625 02/01/31 928,791
300,000 Boeing Co 3.600 05/01/34 265,061
425,000 Boeing Co 3.250 02/01/35 358,431
500,000 Boeing Co 3.550 03/01/38 407,320
600,000 Boeing Co 3.500 03/01/39 476,950
350,000 Boeing Co 5.875 02/15/40 362,290
3,500,000 Boeing Co 5.705 05/01/40 3,618,771
300,000 Boeing Co 3.375 06/15/46 220,404
250,000 Boeing Co 3.650 03/01/47 185,246
100,000 Boeing Co 3.625 03/01/48 74,851
100,000 Boeing Co 3.850 11/01/48 77,655
5,000,000 Boeing Co 5.805 05/01/50 5,177,756
125,000 Boeing Co 3.825 03/01/59 92,633
750,000 Boeing Co 3.950 08/01/59 573,801
4,500,000 Boeing Co 5.930 05/01/60 4,659,705
200,000 Carlisle Cos, Inc 3.500 12/01/24 196,183
1,000,000 Carlisle Cos, Inc 2.750 03/01/30 885,524
1,000,000 Carlisle Cos, Inc 2.200 03/01/32 815,808

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,444,000 Carrier Global Corp 2.493% 02/15/27 $ 1,357,715
1,100,000 Carrier Global Corp 2.722 02/15/30 984,131
150,000 Carrier Global Corp 2.700 02/15/31 131,047
125,000 (d) Carrier Global Corp 5.900 03/15/34 135,199
2,000,000 Carrier Global Corp 3.377 04/05/40 1,609,113
900,000 Carrier Global Corp 3.577 04/05/50 704,009
225,000 (d) Carrier Global Corp 6.200 03/15/54 260,094
1,000,000 Caterpillar Financial Services Corp 4.900 01/17/25 999,946
1,000,000 Caterpillar Financial Services Corp 3.400 05/13/25 982,895
1,000,000 Caterpillar Financial Services Corp 1.450 05/15/25 955,382
1,000,000 Caterpillar Financial Services Corp 0.800 11/13/25 933,399
3,000,000 Caterpillar Financial Services Corp 0.900 03/02/26 2,779,898
500,000 Caterpillar Financial Services Corp 2.400 08/09/26 474,075
2,000,000 Caterpillar Financial Services Corp 1.150 09/14/26 1,836,315
1,000,000 (a) Caterpillar Financial Services Corp 3.600 08/12/27 976,517
500,000 (a) Caterpillar, Inc 2.600 09/19/29 460,199
1,000,000 Caterpillar, Inc 1.900 03/12/31 860,066
225,000 Caterpillar, Inc 5.200 05/27/41 237,354
2,363,000 Caterpillar, Inc 3.803 08/15/42 2,072,927
300,000 Caterpillar, Inc 4.300 05/15/44 284,454
750,000 Caterpillar, Inc 3.250 09/19/49 592,305
750,000 (a) Caterpillar, Inc 3.250 04/09/50 592,595
1,000,000 CNH Industrial Capital LLC 1.875 01/15/26 937,051
1,000,000 CNH Industrial Capital LLC 1.450 07/15/26 917,199
1,000,000 CNH Industrial Capital LLC 4.550 04/10/28 986,481
500,000 CNH Industrial NV 3.850 11/15/27 481,658
500,000 Cummins, Inc 0.750 09/01/25 468,756
1,000,000 Cummins, Inc 1.500 09/01/30 833,934
200,000 Cummins, Inc 4.875 10/01/43 196,543
750,000 Cummins, Inc 2.600 09/01/50 497,452
218,000 Deere & Co 5.375 10/16/29 230,342
500,000 Deere & Co 2.875 09/07/49 373,411
825,000 Dover Corp 3.150 11/15/25 797,701
100,000 Dover Corp 2.950 11/04/29 90,464
100,000 Dover Corp 5.375 03/01/41 100,428
1,000,000 (d) EAS Segment 5.350 09/18/28 1,023,201
1,000,000 (d) EAS Segment 5.450 09/18/33 1,035,769
200,000 Eaton Corp 3.103 09/15/27 191,502
1,000,000 Eaton Corp 4.350 05/18/28 1,001,537
150,000 Eaton Corp 4.000 11/02/32 145,084
1,250,000 Eaton Corp 4.150 03/15/33 1,222,980
925,000 Eaton Corp 4.150 11/02/42 847,615
200,000 Eaton Corp 3.915 09/15/47 172,357
1,250,000 Eaton Corp 4.700 08/23/52 1,230,694
200,000 Emerson Electric Co 3.150 06/01/25 195,500
1,000,000 Emerson Electric Co 0.875 10/15/26 907,124
500,000 Emerson Electric Co 1.800 10/15/27 456,411
500,000 (a) Emerson Electric Co 2.000 12/21/28 448,075
750,000 Emerson Electric Co 1.950 10/15/30 646,573
500,000 Emerson Electric Co 2.200 12/21/31 427,253
200,000 Emerson Electric Co 5.250 11/15/39 207,186
500,000 Emerson Electric Co 2.750 10/15/50 341,988
500,000 Emerson Electric Co 2.800 12/21/51 343,522
500,000 Flowserve Corp 3.500 10/01/30 441,676
1,000,000 Flowserve Corp 2.800 01/15/32 826,018
875,000 Fortive Corp 3.150 06/15/26 839,238
250,000 Fortive Corp 4.300 06/15/46 212,687
200,000 Fortune Brands Innovations, Inc 4.000 06/15/25 196,503
500,000 Fortune Brands Innovations, Inc 4.000 03/25/32 465,737
1,000,000 Fortune Brands Innovations, Inc 5.875 06/01/33 1,044,750
500,000 Fortune Brands Innovations, Inc 4.500 03/25/52 419,517

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 GATX Corp 3.250% 09/15/26 $ 476,878
200,000 GATX Corp 3.500 03/15/28 188,264
200,000 (a) GATX Corp 4.550 11/07/28 196,275
425,000 GATX Corp 4.700 04/01/29 421,498
500,000 GATX Corp 4.000 06/30/30 466,146
1,000,000 GATX Corp 1.900 06/01/31 794,623
500,000 GATX Corp 4.900 03/15/33 488,945
750,000 GATX Corp 5.450 09/15/33 754,622
500,000 GATX Corp 6.050 03/15/34 519,241
225,000 GATX Corp 5.200 03/15/44 210,741
500,000 GE Capital Funding LLC 3.450 05/15/25 488,900
3,000,000 General Dynamics Corp 1.150 06/01/26 2,773,839
900,000 General Dynamics Corp 2.250 06/01/31 782,420
1,000,000 General Dynamics Corp 2.850 06/01/41 766,635
225,000 General Dynamics Corp 3.600 11/15/42 189,626
1,950,000 General Dynamics Corp 4.250 04/01/50 1,808,685
750,000 HEICO Corp 5.250 08/01/28 765,728
750,000 HEICO Corp 5.350 08/01/33 767,817
2,300,000 Honeywell International, Inc 1.350 06/01/25 2,195,689
1,700,000 Honeywell International, Inc 2.500 11/01/26 1,619,368
2,000,000 Honeywell International, Inc 1.100 03/01/27 1,814,263
750,000 Honeywell International, Inc 4.950 02/15/28 771,856
950,000 Honeywell International, Inc 1.950 06/01/30 822,883
1,000,000 Honeywell International, Inc 5.000 02/15/33 1,046,098
2,000,000 Honeywell International, Inc 4.500 01/15/34 2,010,137
782,000 Honeywell International, Inc 3.812 11/21/47 670,969
575,000 Honeywell International, Inc 2.800 06/01/50 436,965
200,000 Hubbell, Inc 3.350 03/01/26 193,715
500,000 Hubbell, Inc 3.150 08/15/27 473,240
200,000 Hubbell, Inc 3.500 02/15/28 191,618
1,000,000 Hubbell, Inc 2.300 03/15/31 841,246
500,000 Huntington Ingalls Industries, Inc 3.844 05/01/25 489,459
500,000 Huntington Ingalls Industries, Inc 4.200 05/01/30 476,505
500,000 IDEX Corp 3.000 05/01/30 445,684
1,000,000 IDEX Corp 2.625 06/15/31 850,262
1,000,000 Illinois Tool Works, Inc 2.650 11/15/26 954,988
200,000 Illinois Tool Works, Inc 4.875 09/15/41 200,507
1,000,000 Illinois Tool Works, Inc 3.900 09/01/42 893,032
150,000 Ingersoll Rand, Inc 5.400 08/14/28 154,566
125,000 Ingersoll Rand, Inc 5.700 08/14/33 132,250
3,000,000 John Deere Capital Corp 0.450 06/07/24 2,935,870
850,000 John Deere Capital Corp 2.650 06/24/24 839,031
500,000 John Deere Capital Corp 2.050 01/09/25 486,406
125,000 John Deere Capital Corp 3.400 09/11/25 122,498
1,000,000 John Deere Capital Corp 0.700 01/15/26 926,856
500,000 John Deere Capital Corp 2.250 09/14/26 472,030
1,000,000 John Deere Capital Corp 1.300 10/13/26 919,775
1,500,000 John Deere Capital Corp 1.700 01/11/27 1,384,788
250,000 John Deere Capital Corp 1.750 03/09/27 230,232
200,000 John Deere Capital Corp 2.800 09/08/27 189,447
1,000,000 John Deere Capital Corp 4.150 09/15/27 993,523
200,000 John Deere Capital Corp 3.050 01/06/28 190,037
1,000,000 John Deere Capital Corp 4.750 01/20/28 1,016,548
1,000,000 John Deere Capital Corp 4.900 03/03/28 1,018,592
2,000,000 John Deere Capital Corp 1.500 03/06/28 1,784,857
575,000 John Deere Capital Corp 4.950 07/14/28 589,493
1,500,000 John Deere Capital Corp 3.350 04/18/29 1,437,236
500,000 John Deere Capital Corp 2.800 07/18/29 463,891
1,000,000 John Deere Capital Corp 4.850 10/11/29 1,030,216
500,000 John Deere Capital Corp 2.450 01/09/30 448,088
1,500,000 John Deere Capital Corp 4.700 06/10/30 1,524,732

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,000,000 John Deere Capital Corp 1.450% 01/15/31 $ 821,178
2,000,000 John Deere Capital Corp 2.000 06/17/31 1,697,169
450,000 John Deere Capital Corp 3.900 06/07/32 433,309
1,000,000 John Deere Capital Corp 4.350 09/15/32 998,148
2,000,000 John Deere Capital Corp 5.150 09/08/33 2,104,527
474,000 Johnson Controls International plc 3.900 02/14/26 463,062
1,000,000 Johnson Controls International plc 1.750 09/15/30 830,634
1,000,000 Johnson Controls International plc 2.000 09/16/31 832,114
500,000 Johnson Controls International plc 4.900 12/01/32 505,317
207,000 Johnson Controls International plc 6.000 01/15/36 220,973
325,000 Johnson Controls International plc 4.625 07/02/44 291,926
21,000 Johnson Controls International plc 5.125 09/14/45 20,087
300,000 Johnson Controls International plc 4.500 02/15/47 268,189
280,000 Johnson Controls International plc (Step Bond) 3.625 07/02/24 276,986
72,000 Johnson Controls International plc (Step Bond) 4.950 07/02/64 65,434
200,000 Kennametal, Inc 4.625 06/15/28 195,106
1,000,000 Kennametal, Inc 2.800 03/01/31 841,863
52,000 L3Harris Technologies, Inc 3.950 05/28/24 51,624
600,000 L3Harris Technologies, Inc 3.850 12/15/26 588,078
1,000,000 L3Harris Technologies, Inc 5.400 01/15/27 1,020,749
625,000 L3Harris Technologies, Inc 4.400 06/15/28 617,759
1,275,000 L3Harris Technologies, Inc 4.400 06/15/28 1,260,229
175,000 L3Harris Technologies, Inc 2.900 12/15/29 158,138
1,000,000 L3Harris Technologies, Inc 1.800 01/15/31 821,347
1,000,000 L3Harris Technologies, Inc 5.400 07/31/33 1,039,744
300,000 L3Harris Technologies, Inc 4.854 04/27/35 296,043
600,000 L3Harris Technologies, Inc 5.054 04/27/45 591,462
1,000,000 (a) L3Harris Technologies, Inc 5.600 07/31/53 1,064,218
100,000 Legrand France S.A. 8.500 02/15/25 103,297
100,000 Lennox International, Inc 1.350 08/01/25 94,126
100,000 Lennox International, Inc 1.700 08/01/27 89,906
1,000,000 Lennox International, Inc 5.500 09/15/28 1,026,870
1,100,000 Lockheed Martin Corp 3.550 01/15/26 1,080,076
750,000 Lockheed Martin Corp 5.100 11/15/27 774,106
1,000,000 Lockheed Martin Corp 4.450 05/15/28 1,005,299
150,000 Lockheed Martin Corp 1.850 06/15/30 128,570
625,000 Lockheed Martin Corp 3.900 06/15/32 602,729
550,000 Lockheed Martin Corp 5.250 01/15/33 583,352
1,000,000 Lockheed Martin Corp 4.750 02/15/34 1,017,722
300,000 Lockheed Martin Corp 3.600 03/01/35 274,704
500,000 Lockheed Martin Corp 4.500 05/15/36 494,680
1,833,000 Lockheed Martin Corp 4.070 12/15/42 1,651,439
275,000 Lockheed Martin Corp 3.800 03/01/45 236,421
200,000 Lockheed Martin Corp 4.700 05/15/46 195,636
1,150,000 Lockheed Martin Corp 2.800 06/15/50 816,004
1,894,000 Lockheed Martin Corp 4.090 09/15/52 1,682,590
1,000,000 Lockheed Martin Corp 4.150 06/15/53 893,828
750,000 Lockheed Martin Corp 5.700 11/15/54 843,750
1,000,000 Lockheed Martin Corp 5.200 02/15/55 1,049,335
1,000,000 Lockheed Martin Corp 4.300 06/15/62 896,053
750,000 Lockheed Martin Corp 5.900 11/15/63 875,765
200,000 Masco Corp 3.500 11/15/27 189,795
200,000 Masco Corp 1.500 02/15/28 174,987
500,000 Masco Corp 2.000 10/01/30 412,225
550,000 Masco Corp 2.000 02/15/31 451,985
700,000 (a) Masco Corp 4.500 05/15/47 602,524
1,000,000 Masco Corp 3.125 02/15/51 697,694
735,000 Nature Conservancy 3.957 03/01/52 647,225
1,000,000 Nordson Corp 5.600 09/15/28 1,036,792
500,000 Nordson Corp 5.800 09/15/33 530,729
300,000 Northrop Grumman Corp 3.200 02/01/27 288,556

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 3,275,000 Northrop Grumman Corp 3.250% 01/15/28 $ 3,129,520
425,000 Northrop Grumman Corp 4.400 05/01/30 422,668
1,500,000 Northrop Grumman Corp 4.700 03/15/33 1,512,741
100,000 Northrop Grumman Corp 5.050 11/15/40 99,126
700,000 Northrop Grumman Corp 4.750 06/01/43 669,879
300,000 Northrop Grumman Corp 3.850 04/15/45 251,986
1,450,000 Northrop Grumman Corp 4.030 10/15/47 1,241,368
1,000,000 Northrop Grumman Corp 5.250 05/01/50 1,029,310
1,500,000 Northrop Grumman Corp 4.950 03/15/53 1,485,674
200,000 nVent Finance Sarl 4.550 04/15/28 194,285
1,000,000 nVent Finance Sarl 2.750 11/15/31 818,825
500,000 nVent Finance Sarl 5.650 05/15/33 507,951
100,000 Oshkosh Corp 3.100 03/01/30 89,888
1,000,000 Otis Worldwide Corp 2.056 04/05/25 961,315
1,000,000 Otis Worldwide Corp 2.293 04/05/27 931,932
1,000,000 Otis Worldwide Corp 5.250 08/16/28 1,027,771
525,000 Otis Worldwide Corp 2.565 02/15/30 466,836
500,000 Otis Worldwide Corp 3.112 02/15/40 399,823
450,000 Otis Worldwide Corp 3.362 02/15/50 348,335
500,000 Owens Corning 4.200 12/01/24 494,164
300,000 Owens Corning 3.400 08/15/26 289,121
500,000 Owens Corning 3.950 08/15/29 476,194
300,000 Owens Corning 3.875 06/01/30 281,403
525,000 Owens Corning 4.300 07/15/47 459,589
350,000 Owens Corning 4.400 01/30/48 304,507
500,000 PACCAR Financial Corp 2.850 04/07/25 488,601
500,000 PACCAR Financial Corp 5.200 11/09/26 510,666
1,500,000 PACCAR Financial Corp 4.600 01/10/28 1,512,863
1,500,000 (a) PACCAR Financial Corp 4.950 08/10/28 1,547,204
300,000 Parker-Hannifin Corp 3.300 11/21/24 294,434
650,000 Parker-Hannifin Corp 3.250 03/01/27 623,638
1,500,000 Parker-Hannifin Corp 4.250 09/15/27 1,486,855
1,825,000 Parker-Hannifin Corp 3.250 06/14/29 1,717,145
1,500,000 Parker-Hannifin Corp 4.500 09/15/29 1,504,012
200,000 Parker-Hannifin Corp 4.200 11/21/34 191,794
200,000 Parker-Hannifin Corp 4.450 11/21/44 180,829
750,000 Parker-Hannifin Corp 4.100 03/01/47 646,963
225,000 Parker-Hannifin Corp 4.000 06/14/49 195,705
500,000 Pentair Finance Sarl 5.900 07/15/32 519,105
775,000 Precision Castparts Corp 3.250 06/15/25 758,916
400,000 Precision Castparts Corp 4.200 06/15/35 371,633
100,000 Precision Castparts Corp 3.900 01/15/43 86,637
425,000 Public Service Electric and Gas Co 2.050 08/01/50 246,117
1,000,000 Quanta Services, Inc 2.900 10/01/30 877,471
600,000 Quanta Services, Inc 2.350 01/15/32 496,500
1,000,000 Quanta Services, Inc 3.050 10/01/41 734,103
300,000 Raytheon Technologies Corp 3.150 12/15/24 293,892
1,325,000 Raytheon Technologies Corp 3.500 03/15/27 1,276,711
725,000 Raytheon Technologies Corp 3.125 05/04/27 689,235
200,000 Raytheon Technologies Corp 7.200 08/15/27 215,133
2,550,000 Raytheon Technologies Corp 4.125 11/16/28 2,491,285
2,000,000 Raytheon Technologies Corp 5.750 01/15/29 2,090,499
4,500,000 Raytheon Technologies Corp 2.250 07/01/30 3,887,702
1,500,000 Raytheon Technologies Corp 6.000 03/15/31 1,597,939
1,000,000 Raytheon Technologies Corp 1.900 09/01/31 812,815
1,000,000 Raytheon Technologies Corp 2.375 03/15/32 833,349
1,050,000 Raytheon Technologies Corp 5.150 02/27/33 1,070,102
1,500,000 Raytheon Technologies Corp 6.100 03/15/34 1,627,867
750,000 Raytheon Technologies Corp 4.450 11/16/38 689,698
100,000 Raytheon Technologies Corp 4.700 12/15/41 92,451
2,150,000 Raytheon Technologies Corp 4.500 06/01/42 1,952,441

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 125,000 Raytheon Technologies Corp 4.800% 12/15/43 $ 116,254
150,000 Raytheon Technologies Corp 4.200 12/15/44 121,999
1,650,000 Raytheon Technologies Corp 4.150 05/15/45 1,409,677
700,000 Raytheon Technologies Corp 4.350 04/15/47 608,688
2,325,000 Raytheon Technologies Corp 4.625 11/16/48 2,121,461
2,000,000 Raytheon Technologies Corp 3.125 07/01/50 1,408,464
1,000,000 Raytheon Technologies Corp 2.820 09/01/51 661,086
1,000,000 Raytheon Technologies Corp 3.030 03/15/52 690,038
1,000,000 Raytheon Technologies Corp 5.375 02/27/53 1,015,616
1,500,000 Raytheon Technologies Corp 6.400 03/15/54 1,736,521
1,500,000 (d) Regal Rexnord Corp 6.050 04/15/28 1,518,415
1,000,000 (d) Regal Rexnord Corp 6.300 02/15/30 1,025,911
325,000 (d) Regal Rexnord Corp 6.400 04/15/33 338,738
400,000 Rockwell Automation, Inc 3.500 03/01/29 385,958
150,000 Rockwell Automation, Inc 1.750 08/15/31 123,779
400,000 (a) Rockwell Automation, Inc 4.200 03/01/49 357,355
1,000,000 Rockwell Automation, Inc 2.800 08/15/61 646,691
200,000 Snap-on, Inc 3.250 03/01/27 192,993
200,000 Snap-on, Inc 4.100 03/01/48 177,115
500,000 Snap-on, Inc 3.100 05/01/50 380,010
500,000 Stanley Black & Decker, Inc 3.400 03/01/26 483,536
1,000,000 Stanley Black & Decker, Inc 6.000 03/06/28 1,050,280
300,000 Stanley Black & Decker, Inc 4.250 11/15/28 293,744
1,000,000 Stanley Black & Decker, Inc 2.300 03/15/30 850,443
1,000,000 (a) Stanley Black & Decker, Inc 3.000 05/15/32 862,101
100,000 Stanley Black & Decker, Inc 5.200 09/01/40 96,511
425,000 Stanley Black & Decker, Inc 4.850 11/15/48 389,237
1,500,000 Stanley Black & Decker, Inc 2.750 11/15/50 923,949
450,000 Stanley Black & Decker, Inc 4.000 03/15/60 374,205
150,000 Textron, Inc 4.000 03/15/26 147,008
500,000 Textron, Inc 3.650 03/15/27 479,858
100,000 Textron, Inc 3.375 03/01/28 94,244
750,000 Textron, Inc 3.900 09/17/29 712,993
500,000 Textron, Inc 3.000 06/01/30 447,664
300,000 Textron, Inc 2.450 03/15/31 255,611
500,000 Textron, Inc 6.100 11/15/33 533,278
250,000 Timken Co 3.875 09/01/24 246,468
200,000 Timken Co 4.500 12/15/28 194,563
1,000,000 (a) Timken Co 4.125 04/01/32 916,894
425,000 Trane Technologies Financing Ltd 5.250 03/03/33 440,030
400,000 Trane Technologies Global Holding Co Ltd 3.750 08/21/28 389,869
200,000 Trane Technologies Global Holding Co Ltd 5.750 06/15/43 214,505
450,000 Trane Technologies Global Holding Co Ltd 4.300 02/21/48 399,039
600,000 Trane Technologies Luxembourg Finance S.A. 3.550 11/01/24 589,805
100,000 Trane Technologies Luxembourg Finance S.A. 3.500 03/21/26 97,183
1,000,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 967,800
300,000 Trane Technologies Luxembourg Finance S.A. 4.500 03/21/49 277,753
1,000,000 Triton Container International Ltd 3.250 03/15/32 800,580
200,000 Tyco Electronics Group S.A. 3.450 08/01/24 197,583
200,000 Valmont Industries, Inc 5.000 10/01/44 179,880
200,000 Valmont Industries, Inc 5.250 10/01/54 178,553
600,000 Westinghouse Air Brake Technologies Corp 4.150 03/15/24 597,464
500,000 Westinghouse Air Brake Technologies Corp 3.200 06/15/25 483,348
300,000 Westinghouse Air Brake Technologies Corp 3.450 11/15/26 286,972
875,000 Westinghouse Air Brake Technologies Corp 4.700 09/15/28 865,246
750,000 WW Grainger, Inc 1.850 02/15/25 723,888
800,000 WW Grainger, Inc 4.600 06/15/45 769,010
200,000 WW Grainger, Inc 3.750 05/15/46 167,181
125,000 WW Grainger, Inc 4.200 05/15/47 112,186
775,000 Xylem, Inc 3.250 11/01/26 746,581
225,000 Xylem, Inc 1.950 01/30/28 203,358

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 150,000 (a) Xylem, Inc 2.250% 01/30/31 $ 128,500
100,000 Xylem, Inc 4.375 11/01/46 84,647
TOTAL CAPITAL GOODS 285,926,539
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
700,000 Automatic Data Processing, Inc 3.375 09/15/25 685,843
400,000 Automatic Data Processing, Inc 1.700 05/15/28 360,800
900,000 Automatic Data Processing, Inc 1.250 09/01/30 749,113
350,000 Broadridge Financial Solutions, Inc 3.400 06/27/26 337,257
1,000,000 Broadridge Financial Solutions, Inc 2.900 12/01/29 895,942
1,000,000 Broadridge Financial Solutions, Inc 2.600 05/01/31 854,804
2,000,000 CDW LLC 2.670 12/01/26 1,871,440
675,000 Cintas Corp No 2 3.700 04/01/27 660,713
125,000 Equifax, Inc 2.600 12/15/25 119,261
1,000,000 Equifax, Inc 5.100 12/15/27 1,009,093
1,000,000 Equifax, Inc 5.100 06/01/28 1,008,282
100,000 Equifax, Inc 3.100 05/15/30 89,529
2,000,000 Equifax, Inc 2.350 09/15/31 1,659,926
1,500,000 Jacobs Engineering Group, Inc 5.900 03/01/33 1,531,258
1,000,000 Leidos, Inc 2.300 02/15/31 837,004
1,000,000 (a) Massachusetts Institute of Technology 2.294 07/01/51 627,954
300,000 (a) Massachusetts Institute of Technology 3.885 07/01/16 235,263
625,000 RELX Capital, Inc 4.000 03/18/29 614,391
100,000 RELX Capital, Inc 3.000 05/22/30 92,012
275,000 RELX Capital, Inc 4.750 05/20/32 277,161
750,000 Republic Services, Inc 3.200 03/15/25 732,462
275,000 Republic Services, Inc 0.875 11/15/25 254,738
900,000 Republic Services, Inc 2.900 07/01/26 863,966
100,000 Republic Services, Inc 3.375 11/15/27 96,047
1,000,000 Republic Services, Inc 4.875 04/01/29 1,018,650
500,000 Republic Services, Inc 2.300 03/01/30 439,620
1,000,000 Republic Services, Inc 1.450 02/15/31 811,203
575,000 Republic Services, Inc 1.750 02/15/32 468,026
1,000,000 (a) Republic Services, Inc 2.375 03/15/33 835,764
1,000,000 Republic Services, Inc 5.000 12/15/33 1,021,020
425,000 Republic Services, Inc 5.000 04/01/34 435,200
1,000,000 Republic Services, Inc 3.050 03/01/50 736,668
880,000 Rockefeller Foundation 2.492 10/01/50 578,038
1,200,000 Thomson Reuters Corp 3.350 05/15/26 1,153,426
145,000 Thomson Reuters Corp 5.850 04/15/40 150,305
200,000 (a) Thomson Reuters Corp 5.650 11/23/43 198,637
500,000 Verisk Analytics, Inc 4.000 06/15/25 491,236
850,000 Verisk Analytics, Inc 4.125 03/15/29 829,177
750,000 Verisk Analytics, Inc 5.750 04/01/33 804,437
300,000 (a) Verisk Analytics, Inc 5.500 06/15/45 295,530
200,000 Verisk Analytics, Inc 3.625 05/15/50 151,245
750,000 Waste Connections, Inc 3.500 05/01/29 717,226
500,000 Waste Connections, Inc 2.600 02/01/30 448,584
700,000 Waste Connections, Inc 2.200 01/15/32 584,328
100,000 Waste Connections, Inc 3.200 06/01/32 89,856
425,000 Waste Connections, Inc 4.200 01/15/33 412,661
500,000 Waste Connections, Inc 3.050 04/01/50 361,165
575,000 Waste Connections, Inc 2.950 01/15/52 404,912
500,000 Waste Management, Inc 1.150 03/15/28 439,396
1,000,000 Waste Management, Inc 4.875 02/15/29 1,023,392
1,000,000 (a) Waste Management, Inc 2.000 06/01/29 890,017
1,000,000 Waste Management, Inc 4.625 02/15/30 1,011,291
1,000,000 Waste Management, Inc 1.500 03/15/31 817,228
1,500,000 Waste Management, Inc 4.150 04/15/32 1,464,442
1,000,000 Waste Management, Inc 4.625 02/15/33 1,003,136
1,000,000 Waste Management, Inc 4.875 02/15/34 1,020,042
1,000,000 Waste Management, Inc 2.950 06/01/41 779,351

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 250,000 Waste Management, Inc 2.500% 11/15/50 $ 166,052
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 38,515,520
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
1,250,000 Alibaba Group Holding Ltd 3.600 11/28/24 1,226,139
1,325,000 Alibaba Group Holding Ltd 3.400 12/06/27 1,256,153
1,250,000 (a) Alibaba Group Holding Ltd 2.125 02/09/31 1,036,059
500,000 Alibaba Group Holding Ltd 4.500 11/28/34 469,173
750,000 Alibaba Group Holding Ltd 4.000 12/06/37 643,983
1,250,000 Alibaba Group Holding Ltd 2.700 02/09/41 854,820
1,500,000 Alibaba Group Holding Ltd 4.200 12/06/47 1,223,165
1,250,000 Alibaba Group Holding Ltd 3.150 02/09/51 819,231
750,000 Alibaba Group Holding Ltd 4.400 12/06/57 610,031
1,250,000 Alibaba Group Holding Ltd 3.250 02/09/61 785,466
425,000 Amazon.com, Inc 3.800 12/05/24 420,778
1,000,000 Amazon.com, Inc 0.800 06/03/25 947,377
325,000 Amazon.com, Inc 5.200 12/03/25 328,638
5,000,000 Amazon.com, Inc 1.000 05/12/26 4,618,800
3,000,000 Amazon.com, Inc 3.300 04/13/27 2,912,119
1,000,000 Amazon.com, Inc 1.200 06/03/27 901,972
2,000,000 Amazon.com, Inc 3.150 08/22/27 1,919,530
3,000,000 (a) Amazon.com, Inc 4.550 12/01/27 3,045,910
2,000,000 Amazon.com, Inc 1.650 05/12/28 1,800,389
2,000,000 Amazon.com, Inc 3.450 04/13/29 1,936,992
2,000,000 (a) Amazon.com, Inc 4.650 12/01/29 2,053,628
1,000,000 Amazon.com, Inc 1.500 06/03/30 846,971
2,000,000 Amazon.com, Inc 2.100 05/12/31 1,724,618
2,000,000 Amazon.com, Inc 3.600 04/13/32 1,905,139
2,000,000 Amazon.com, Inc 4.700 12/01/32 2,055,080
1,800,000 Amazon.com, Inc 4.800 12/05/34 1,857,077
2,625,000 Amazon.com, Inc 3.875 08/22/37 2,435,829
2,500,000 Amazon.com, Inc 2.875 05/12/41 1,964,241
775,000 Amazon.com, Inc 4.950 12/05/44 796,876
2,875,000 Amazon.com, Inc 4.050 08/22/47 2,592,164
1,900,000 Amazon.com, Inc 2.500 06/03/50 1,263,915
1,500,000 Amazon.com, Inc 3.100 05/12/51 1,114,931
2,000,000 Amazon.com, Inc 3.950 04/13/52 1,749,963
1,900,000 Amazon.com, Inc 4.250 08/22/57 1,746,252
2,500,000 Amazon.com, Inc 3.250 05/12/61 1,834,047
2,000,000 Amazon.com, Inc 4.100 04/13/62 1,766,565
200,000 AutoNation, Inc 3.500 11/15/24 195,745
244,000 AutoNation, Inc 4.500 10/01/25 238,869
200,000 AutoNation, Inc 3.800 11/15/27 187,545
1,500,000 AutoNation, Inc 1.950 08/01/28 1,289,783
100,000 AutoNation, Inc 4.750 06/01/30 96,584
425,000 AutoNation, Inc 2.400 08/01/31 340,666
900,000 (a) AutoNation, Inc 3.850 03/01/32 799,700
200,000 AutoZone, Inc 3.250 04/15/25 195,272
500,000 AutoZone, Inc 3.625 04/15/25 490,971
100,000 AutoZone, Inc 3.125 04/21/26 96,073
650,000 AutoZone, Inc 3.750 06/01/27 631,049
1,000,000 AutoZone, Inc 4.500 02/01/28 993,086
200,000 AutoZone, Inc 3.750 04/18/29 190,952
500,000 AutoZone, Inc 4.000 04/15/30 480,376
600,000 AutoZone, Inc 1.650 01/15/31 486,706
225,000 AutoZone, Inc 4.750 08/01/32 222,745
1,000,000 AutoZone, Inc 4.750 02/01/33 984,272
1,000,000 AutoZone, Inc 5.200 08/01/33 1,017,781
500,000 AutoZone, Inc 6.550 11/01/33 555,491
500,000 (a) Best Buy Co, Inc 4.450 10/01/28 496,656
500,000 Best Buy Co, Inc 1.950 10/01/30 415,240
1,325,000 Cintas Corp No 2 4.000 05/01/32 1,280,474

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 2,000,000 Dell International LLC 3.375% 12/15/41 $ 1,508,041
1,033,000 Diageo Capital plc 2.000 04/29/30 892,148
1,000,000 Dick's Sporting Goods, Inc 3.150 01/15/32 851,875
1,000,000 Dick's Sporting Goods, Inc 4.100 01/15/52 713,039
1,000,000 eBay, Inc 1.400 05/10/26 925,622
1,200,000 eBay, Inc 3.600 06/05/27 1,160,006
500,000 eBay, Inc 5.950 11/22/27 521,896
1,200,000 eBay, Inc 2.700 03/11/30 1,067,227
1,000,000 eBay, Inc 2.600 05/10/31 871,761
500,000 eBay, Inc 6.300 11/22/32 549,440
200,000 eBay, Inc 4.000 07/15/42 166,396
1,000,000 (a) eBay, Inc 3.650 05/10/51 760,182
1,000,000 Genuine Parts Co 6.500 11/01/28 1,061,920
1,500,000 Genuine Parts Co 1.875 11/01/30 1,217,338
275,000 Genuine Parts Co 2.750 02/01/32 229,786
350,000 Home Depot, Inc 3.350 09/15/25 343,032
1,925,000 Home Depot, Inc 3.000 04/01/26 1,865,344
1,550,000 Home Depot, Inc 2.125 09/15/26 1,457,290
1,000,000 Home Depot, Inc 2.875 04/15/27 956,188
2,000,000 Home Depot, Inc 0.900 03/15/28 1,749,193
1,000,000 Home Depot, Inc 1.500 09/15/28 886,513
825,000 Home Depot, Inc 3.900 12/06/28 812,633
2,500,000 Home Depot, Inc 4.900 04/15/29 2,568,569
2,333,000 Home Depot, Inc 2.950 06/15/29 2,192,688
375,000 Home Depot, Inc 2.700 04/15/30 342,496
2,000,000 Home Depot, Inc 1.375 03/15/31 1,634,004
1,000,000 Home Depot, Inc 1.875 09/15/31 836,597
1,000,000 Home Depot, Inc 3.250 04/15/32 923,406
1,000,000 (a) Home Depot, Inc 4.500 09/15/32 1,020,195
425,000 Home Depot, Inc 5.875 12/16/36 475,041
150,000 Home Depot, Inc 5.950 04/01/41 167,708
675,000 Home Depot, Inc 4.200 04/01/43 615,167
450,000 Home Depot, Inc 4.875 02/15/44 445,255
650,000 Home Depot, Inc 4.400 03/15/45 603,019
725,000 Home Depot, Inc 4.250 04/01/46 654,942
2,100,000 Home Depot, Inc 3.900 06/15/47 1,806,019
2,000,000 Home Depot, Inc 4.500 12/06/48 1,885,665
1,000,000 Home Depot, Inc 3.125 12/15/49 743,740
2,655,000 Home Depot, Inc 3.350 04/15/50 2,063,599
3,000,000 Home Depot, Inc 2.375 03/15/51 1,894,226
1,000,000 Home Depot, Inc 2.750 09/15/51 682,382
500,000 Home Depot, Inc 3.625 04/15/52 405,163
1,000,000 (a) Home Depot, Inc 4.950 09/15/52 1,010,445
675,000 Home Depot, Inc 3.500 09/15/56 530,477
500,000 JD.com, Inc 3.375 01/14/30 451,722
500,000 JD.com, Inc 4.125 01/14/50 389,583
750,000 LKQ Corp 5.750 06/15/28 767,604
750,000 LKQ Corp 6.250 06/15/33 783,729
400,000 Lowe's Cos, Inc 3.125 09/15/24 393,836
1,000,000 Lowe's Cos, Inc 4.000 04/15/25 985,949
1,000,000 Lowe's Cos, Inc 4.400 09/08/25 992,375
1,100,000 Lowe's Cos, Inc 3.375 09/15/25 1,073,434
500,000 Lowe's Cos, Inc 2.500 04/15/26 476,120
1,000,000 Lowe's Cos, Inc 3.350 04/01/27 963,189
2,000,000 Lowe's Cos, Inc 1.300 04/15/28 1,756,989
1,500,000 Lowe's Cos, Inc 1.700 09/15/28 1,326,685
775,000 Lowe's Cos, Inc 3.650 04/05/29 746,980
306,000 Lowe's Cos, Inc 4.500 04/15/30 304,223
1,500,000 Lowe's Cos, Inc 1.700 10/15/30 1,245,801
800,000 Lowe's Cos, Inc 2.625 04/01/31 700,031
1,000,000 Lowe's Cos, Inc 3.750 04/01/32 935,868

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 1,000,000 Lowe's Cos, Inc 5.000% 04/15/33 $ 1,021,277
650,000 Lowe's Cos, Inc 5.150 07/01/33 667,844
700,000 Lowe's Cos, Inc 2.800 09/15/41 511,333
56,000 Lowe's Cos, Inc 4.250 09/15/44 45,976
1,075,000 Lowe's Cos, Inc 3.700 04/15/46 848,156
2,000,000 Lowe's Cos, Inc 4.050 05/03/47 1,645,620
1,425,000 Lowe's Cos, Inc 4.550 04/05/49 1,257,104
1,320,000 Lowe's Cos, Inc 5.125 04/15/50 1,274,037
450,000 Lowe's Cos, Inc 3.000 10/15/50 306,100
1,000,000 Lowe's Cos, Inc 3.500 04/01/51 747,503
500,000 Lowe's Cos, Inc 4.250 04/01/52 423,299
1,000,000 Lowe's Cos, Inc 5.625 04/15/53 1,048,426
275,000 Lowe's Cos, Inc 5.750 07/01/53 291,346
500,000 Lowe's Cos, Inc 4.450 04/01/62 421,535
1,000,000 Lowe's Cos, Inc 5.800 09/15/62 1,058,060
600,000 Lowe's Cos, Inc 5.850 04/01/63 628,381
1,000,000 O'Reilly Automotive, Inc 3.600 09/01/27 963,764
300,000 (a) O'Reilly Automotive, Inc 4.350 06/01/28 297,476
500,000 O'Reilly Automotive, Inc 3.900 06/01/29 482,609
200,000 O'Reilly Automotive, Inc 1.750 03/15/31 162,059
2,000,000 O'Reilly Automotive, Inc 4.700 06/15/32 1,978,424
300,000 Ross Stores, Inc 4.600 04/15/25 297,657
500,000 Ross Stores, Inc 0.875 04/15/26 458,319
55,000 Ross Stores, Inc 4.700 04/15/27 54,409
500,000 Ross Stores, Inc 1.875 04/15/31 411,406
525,000 TJX Cos, Inc 2.250 09/15/26 495,856
1,750,000 TJX Cos, Inc 1.150 05/15/28 1,530,288
500,000 TJX Cos, Inc 1.600 05/15/31 414,691
650,000 Tractor Supply Co 1.750 11/01/30 532,335
1,000,000 Tractor Supply Co 5.250 05/15/33 1,025,817
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 146,812,955
CONSUMER DURABLES & APPAREL - 0.1%
500,000 Brunswick Corp 0.850 08/18/24 483,804
1,000,000 Brunswick Corp 2.400 08/18/31 808,170
500,000 (a) Brunswick Corp 4.400 09/15/32 455,883
500,000 DR Horton, Inc 2.600 10/15/25 479,392
1,000,000 DR Horton, Inc 1.300 10/15/26 911,675
750,000 Hasbro, Inc 3.550 11/19/26 711,161
775,000 Hasbro, Inc 3.500 09/15/27 729,944
1,000,000 Hasbro, Inc 3.900 11/19/29 929,971
100,000 Hasbro, Inc 6.350 03/15/40 103,588
200,000 Hasbro, Inc 5.100 05/15/44 178,864
475,000 Leggett & Platt, Inc 3.500 11/15/27 447,892
350,000 Leggett & Platt, Inc 4.400 03/15/29 338,469
1,000,000 Leggett & Platt, Inc 3.500 11/15/51 717,398
1,900,000 Lennar Corp 4.750 11/29/27 1,895,641
500,000 MDC Holdings, Inc 3.966 08/06/61 325,641
500,000 Mohawk Industries, Inc 5.850 09/18/28 518,316
750,000 (a) Mohawk Industries, Inc 3.625 05/15/30 693,070
650,000 NIKE, Inc 2.375 11/01/26 616,902
300,000 NIKE, Inc 3.625 05/01/43 258,307
825,000 NIKE, Inc 3.875 11/01/45 728,251
200,000 NIKE, Inc 3.375 11/01/46 160,884
2,440,000 (a) NIKE, Inc 3.375 03/27/50 1,992,810
1,000,000 NVR, Inc 3.000 05/15/30 890,932
750,000 Polaris, Inc 6.950 03/15/29 797,763
200,000 Ralph Lauren Corp 3.750 09/15/25 195,808
1,000,000 (a) Ralph Lauren Corp 2.950 06/15/30 911,939
161,000 Tapestry, Inc 4.125 07/15/27 152,966
2,000,000 Tapestry, Inc 7.350 11/27/28 2,097,989
1,500,000 Tapestry, Inc 7.700 11/27/30 1,579,056

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DURABLES & APPAREL—continued
$ 450,000 Tapestry, Inc 3.050% 03/15/32 $ 366,071
1,000,000 Tapestry, Inc 7.850 11/27/33 1,066,882
400,000 VF Corp 2.400 04/23/25 382,094
1,000,000 VF Corp 2.800 04/23/27 918,108
200,000 VF Corp 2.950 04/23/30 166,822
925,000 (a) Whirlpool Corp 4.750 02/26/29 921,109
500,000 Whirlpool Corp 2.400 05/15/31 416,245
475,000 (a) Whirlpool Corp 4.700 05/14/32 460,910
750,000 (a) Whirlpool Corp 5.500 03/01/33 763,546
200,000 (a) Whirlpool Corp 4.500 06/01/46 167,761
775,000 Whirlpool Corp 4.600 05/15/50 652,916
TOTAL CONSUMER DURABLES & APPAREL 27,394,950
CONSUMER SERVICES - 0.4%
750,000 American University 3.672 04/01/49 606,612
200,000 Block Financial LLC 5.250 10/01/25 198,693
1,000,000 Block Financial LLC 2.500 07/15/28 891,198
750,000 Block Financial LLC 3.875 08/15/30 685,898
300,000 Booking Holdings, Inc 3.650 03/15/25 295,278
300,000 Booking Holdings, Inc 3.600 06/01/26 293,000
900,000 Booking Holdings, Inc 3.550 03/15/28 869,296
1,100,000 Booking Holdings, Inc 4.625 04/13/30 1,108,230
1,000,000 Brown University 2.924 09/01/50 721,656
1,000,000 Case Western Reserve University 5.405 06/01/22 997,092
500,000 Choice Hotels International, Inc 3.700 12/01/29 443,084
1,000,000 Claremont McKenna College 3.775 01/01/22 680,232
200,000 Darden Restaurants, Inc 3.850 05/01/27 193,241
500,000 Darden Restaurants, Inc 6.300 10/10/33 537,516
300,000 Darden Restaurants, Inc 4.550 02/15/48 253,872
500,000 Emory University 2.143 09/01/30 430,091
500,000 Emory University 2.969 09/01/50 355,524
1,200,000 Expedia Group, Inc 5.000 02/15/26 1,198,665
750,000 Expedia Group, Inc 4.625 08/01/27 746,578
175,000 Expedia Group, Inc 3.800 02/15/28 168,707
750,000 (a) Expedia Group, Inc 3.250 02/15/30 687,530
270,000 Expedia Group, Inc 2.950 03/15/31 237,627
100,000 Georgetown University 4.315 04/01/49 88,133
500,000 Georgetown University 2.943 04/01/50 344,681
200,000 Georgetown University 5.115 04/01/53 207,273
300,000 Georgetown University 5.215 10/01/18 286,264
200,000 GLP Capital LP 5.300 01/15/29 198,844
2,000,000 Howard University 5.209 10/01/52 1,813,690
1,000,000 Hyatt Hotels Corp 1.800 10/01/24 970,241
100,000 Hyatt Hotels Corp 5.375 04/23/25 100,111
100,000 Hyatt Hotels Corp 4.850 03/15/26 99,202
275,000 Hyatt Hotels Corp 5.750 01/30/27 281,030
200,000 Hyatt Hotels Corp 4.375 09/15/28 194,240
1,100,000 Hyatt Hotels Corp 5.750 04/23/30 1,136,551
500,000 Johns Hopkins University 4.705 07/01/32 510,671
750,000 Johns Hopkins University 2.813 01/01/60 490,761
500,000 Leland Stanford Junior University 1.289 06/01/27 452,095
300,000 Leland Stanford Junior University 3.647 05/01/48 259,411
1,000,000 Leland Stanford Junior University 2.413 06/01/50 661,860
300,000 Marriott International, Inc 3.600 04/15/24 298,488
14,000 Marriott International, Inc 5.750 05/01/25 14,082
500,000 Marriott International, Inc 5.000 10/15/27 505,900
1,250,000 Marriott International, Inc 4.000 04/15/28 1,209,955
750,000 (a) Marriott International, Inc 5.550 10/15/28 773,451
300,000 Marriott International, Inc 4.650 12/01/28 298,770
500,000 Marriott International, Inc 4.900 04/15/29 503,249
400,000 Marriott International, Inc 4.625 06/15/30 392,797
1,000,000 Marriott International, Inc 2.850 04/15/31 865,473

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,500,000 Marriott International, Inc 3.500% 10/15/32 $ 1,337,332
2,000,000 Marriott International, Inc 2.750 10/15/33 1,650,242
1,500,000 Massachusetts Institute of Technology 2.989 07/01/50 1,123,598
750,000 Massachusetts Institute of Technology 5.600 07/01/11 858,566
200,000 Massachusetts Institute of Technology 4.678 07/01/14 189,672
2,000,000 McDonald's Corp 3.300 07/01/25 1,953,646
150,000 McDonald's Corp 1.450 09/01/25 141,967
2,950,000 McDonald's Corp 3.700 01/30/26 2,900,130
300,000 McDonald's Corp 3.500 03/01/27 291,995
775,000 McDonald's Corp 3.800 04/01/28 755,698
1,000,000 McDonald's Corp 4.800 08/14/28 1,017,251
1,250,000 McDonald's Corp 2.625 09/01/29 1,143,879
500,000 McDonald's Corp 2.125 03/01/30 436,942
200,000 (a) McDonald's Corp 4.600 09/09/32 201,910
1,500,000 McDonald's Corp 4.950 08/14/33 1,541,746
2,225,000 McDonald's Corp 4.700 12/09/35 2,197,256
250,000 McDonald's Corp 6.300 10/15/37 283,097
100,000 McDonald's Corp 6.300 03/01/38 113,818
250,000 McDonald's Corp 4.600 05/26/45 235,000
1,275,000 McDonald's Corp 4.875 12/09/45 1,252,064
725,000 McDonald's Corp 4.450 03/01/47 662,991
625,000 McDonald's Corp 4.450 09/01/48 579,786
1,825,000 McDonald's Corp 3.625 09/01/49 1,462,672
1,350,000 McDonald's Corp 4.200 04/01/50 1,193,970
500,000 McDonald's Corp 5.150 09/09/52 508,194
1,500,000 McDonald's Corp 5.450 08/14/53 1,595,835
750,000 Northeastern University 2.894 10/01/50 525,865
200,000 Northwestern University 3.868 12/01/48 170,333
750,000 Northwestern University 2.640 12/01/50 518,486
200,000 Northwestern University 3.662 12/01/57 160,573
750,000 President and Fellows of Harvard College 3.619 10/01/37 662,748
200,000 President and Fellows of Harvard College 3.150 07/15/46 153,968
1,000,000 President and Fellows of Harvard College 2.517 10/15/50 675,041
1,000,000 President and Fellows of Harvard College 3.745 11/15/52 866,159
200,000 President and Fellows of Harvard College 3.300 07/15/56 151,886
3,500,000 Sands China Ltd 5.900 08/08/28 3,470,770
1,500,000 Sands China Ltd 3.100 03/08/29 1,307,537
175,000 Starbucks Corp 2.450 06/15/26 166,532
500,000 Starbucks Corp 2.000 03/12/27 462,948
750,000 Starbucks Corp 3.500 03/01/28 721,191
650,000 Starbucks Corp 4.000 11/15/28 640,081
750,000 Starbucks Corp 3.550 08/15/29 722,819
500,000 Starbucks Corp 2.250 03/12/30 438,550
1,500,000 Starbucks Corp 2.550 11/15/30 1,326,636
2,000,000 (a) Starbucks Corp 3.000 02/14/32 1,794,311
1,000,000 Starbucks Corp 4.800 02/15/33 1,021,130
200,000 Starbucks Corp 4.300 06/15/45 177,100
200,000 Starbucks Corp 3.750 12/01/47 160,545
650,000 Starbucks Corp 4.500 11/15/48 592,495
1,000,000 Starbucks Corp 4.450 08/15/49 907,752
500,000 Starbucks Corp 3.350 03/12/50 373,213
1,000,000 (a) Starbucks Corp 3.500 11/15/50 776,223
1,000,000 Thomas Jefferson University 3.847 11/01/57 747,634
500,000 Trustees of Boston College 3.129 07/01/52 365,089
100,000 Trustees of Boston University 4.061 10/01/48 87,301
1,000,000 Trustees of Princeton University 2.516 07/01/50 679,768
665,000 (a) Trustees of Princeton University 4.201 03/01/52 612,924
1,000,000 University of Chicago 3.000 10/01/52 717,447
1,000,000 University of Miami 4.063 04/01/52 854,202
200,000 University of Notre Dame du Lac 3.438 02/15/45 161,912
200,000 University of Notre Dame du Lac 3.394 02/15/48 161,497

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,000,000 University of Southern California 2.945% 10/01/51 $ 704,367
720,000 University of Southern California 4.976 10/01/53 742,860
1,000,000 University of Southern California 3.226 10/01/20 617,523
1,000,000 Washington University 3.524 04/15/54 795,637
500,000 Washington University 4.349 04/15/22 423,178
200,000 Wesleyan University 4.781 07/01/16 170,256
200,000 William Marsh Rice University 3.574 05/15/45 167,767
200,000 William Marsh Rice University 3.774 05/15/55 164,993
500,000 Yale University 0.873 04/15/25 473,244
750,000 Yale University 1.482 04/15/30 626,847
750,000 Yale University 2.402 04/15/50 491,892
TOTAL CONSUMER SERVICES 79,897,330
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
20,000 Ahold Finance USA LLC 6.875 05/01/29 22,128
400,000 Costco Wholesale Corp 2.750 05/18/24 395,846
625,000 Costco Wholesale Corp 3.000 05/18/27 601,804
475,000 Costco Wholesale Corp 1.375 06/20/27 430,981
725,000 Costco Wholesale Corp 1.600 04/20/30 621,048
1,800,000 Costco Wholesale Corp 1.750 04/20/32 1,503,631
1,900,000 Diageo Capital plc 2.125 04/29/32 1,585,010
355,000 Dollar General Corp 4.150 11/01/25 349,105
300,000 Dollar General Corp 3.875 04/15/27 290,708
1,000,000 Dollar General Corp 4.625 11/01/27 993,383
500,000 Dollar General Corp 4.125 05/01/28 489,467
1,000,000 (a) Dollar General Corp 5.200 07/05/28 1,013,363
500,000 Dollar General Corp 3.500 04/03/30 460,355
500,000 Dollar General Corp 5.000 11/01/32 498,632
1,000,000 (a) Dollar General Corp 5.450 07/05/33 1,017,817
500,000 Dollar General Corp 4.125 04/03/50 395,490
500,000 Dollar General Corp 5.500 11/01/52 482,163
500,000 Dollar Tree, Inc 4.000 05/15/25 490,801
500,000 Dollar Tree, Inc 4.200 05/15/28 488,984
1,000,000 Dollar Tree, Inc 2.650 12/01/31 849,682
1,000,000 Dollar Tree, Inc 3.375 12/01/51 692,661
69,000 Koninklijke Ahold Delhaize NV 5.700 10/01/40 70,740
100,000 Kroger Co 3.500 02/01/26 97,396
1,275,000 Kroger Co 2.650 10/15/26 1,204,697
175,000 Kroger Co 3.700 08/01/27 169,307
1,150,000 Kroger Co 4.500 01/15/29 1,142,187
250,000 Kroger Co 2.200 05/01/30 213,947
1,500,000 (a) Kroger Co 1.700 01/15/31 1,212,293
100,000 Kroger Co 6.900 04/15/38 112,937
250,000 Kroger Co 5.000 04/15/42 234,524
300,000 Kroger Co 5.150 08/01/43 288,408
300,000 Kroger Co 3.875 10/15/46 235,413
900,000 Kroger Co 4.450 02/01/47 794,503
700,000 Kroger Co 4.650 01/15/48 624,992
300,000 Kroger Co 5.400 01/15/49 299,933
500,000 Kroger Co 3.950 01/15/50 407,459
125,000 SYSCO Corp 3.750 10/01/25 121,968
350,000 SYSCO Corp 3.300 07/15/26 337,834
500,000 SYSCO Corp 5.750 01/17/29 520,840
1,000,000 SYSCO Corp 2.400 02/15/30 882,080
332,000 SYSCO Corp 5.950 04/01/30 352,860
400,000 SYSCO Corp 2.450 12/14/31 337,537
2,275,000 SYSCO Corp 6.000 01/17/34 2,462,681
300,000 SYSCO Corp 4.850 10/01/45 276,115
500,000 SYSCO Corp 4.500 04/01/46 443,643
250,000 SYSCO Corp 4.450 03/15/48 219,211
550,000 SYSCO Corp 3.300 02/15/50 403,379
905,000 SYSCO Corp 6.600 04/01/50 1,062,107

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 675,000 SYSCO Corp 3.150% 12/14/51 $ 483,461
200,000 Target Corp 2.250 04/15/25 193,923
1,700,000 (a) Target Corp 2.500 04/15/26 1,636,235
1,000,000 Target Corp 1.950 01/15/27 932,973
600,000 Target Corp 2.350 02/15/30 535,343
5,000,000 Target Corp 2.650 09/15/30 4,475,960
500,000 Target Corp 4.500 09/15/32 504,996
1,000,000 (a) Target Corp 4.400 01/15/33 1,009,742
1,000,000 Target Corp 2.950 01/15/52 715,325
1,500,000 (a) Target Corp 4.800 01/15/53 1,488,635
5,000,000 Walmart, Inc 1.050 09/17/26 4,594,032
3,000,000 Walmart, Inc 3.950 09/09/27 2,983,309
3,000,000 Walmart, Inc 3.900 04/15/28 2,967,599
1,000,000 Walmart, Inc 1.500 09/22/28 893,320
21,000 Walmart, Inc 2.375 09/24/29 19,123
2,000,000 Walmart, Inc 4.000 04/15/30 1,995,803
1,750,000 Walmart, Inc 1.800 09/22/31 1,482,860
5,000,000 (a) Walmart, Inc 4.150 09/09/32 4,997,408
900,000 Walmart, Inc 4.100 04/15/33 891,463
825,000 Walmart, Inc 2.500 09/22/41 610,820
1,500,000 Walmart, Inc 2.650 09/22/51 1,045,304
4,000,000 Walmart, Inc 4.500 09/09/52 3,889,690
850,000 Walmart, Inc 4.500 04/15/53 825,909
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 67,375,283
ENERGY - 1.8%
1,000,000 Baker Hughes Holdings LLC 2.061 12/15/26 935,845
875,000 Baker Hughes Holdings LLC 3.337 12/15/27 836,162
1,000,000 Baker Hughes Holdings LLC 3.138 11/07/29 930,236
500,000 Baker Hughes Holdings LLC 4.486 05/01/30 499,899
800,000 Baker Hughes Holdings LLC 5.125 09/15/40 807,985
875,000 (a) Baker Hughes Holdings LLC 4.080 12/15/47 740,118
2,500,000 Berkshire Hathaway Energy Co 2.850 05/15/51 1,688,754
475,000 Boardwalk Pipelines LP 5.950 06/01/26 481,417
450,000 Boardwalk Pipelines LP 4.450 07/15/27 440,427
500,000 Boardwalk Pipelines LP 4.800 05/03/29 489,670
1,000,000 Boardwalk Pipelines LP 3.400 02/15/31 893,603
1,000,000 Boardwalk Pipelines LP 3.600 09/01/32 885,893
700,000 BP Capital Markets America, Inc 3.796 09/21/25 690,063
1,800,000 BP Capital Markets America, Inc 3.410 02/11/26 1,757,564
150,000 BP Capital Markets America, Inc 3.119 05/04/26 145,090
200,000 BP Capital Markets America, Inc 3.017 01/16/27 191,586
500,000 BP Capital Markets America, Inc 3.588 04/14/27 484,747
750,000 BP Capital Markets America, Inc 3.937 09/21/28 734,179
1,300,000 BP Capital Markets America, Inc 4.234 11/06/28 1,292,050
1,000,000 BP Capital Markets America, Inc 3.633 04/06/30 957,598
1,000,000 BP Capital Markets America, Inc 1.749 08/10/30 846,802
2,000,000 BP Capital Markets America, Inc 2.721 01/12/32 1,742,494
2,350,000 BP Capital Markets America, Inc 4.812 02/13/33 2,369,304
850,000 BP Capital Markets America, Inc 4.893 09/11/33 864,858
1,000,000 BP Capital Markets America, Inc 3.060 06/17/41 773,611
2,000,000 BP Capital Markets America, Inc 3.000 02/24/50 1,414,511
950,000 BP Capital Markets America, Inc 2.772 11/10/50 635,364
2,500,000 BP Capital Markets America, Inc 2.939 06/04/51 1,731,693
1,000,000 BP Capital Markets America, Inc 3.001 03/17/52 701,496
2,500,000 (a) BP Capital Markets America, Inc 3.379 02/08/61 1,810,009
925,000 BP Capital Markets plc 3.279 09/19/27 889,365
300,000 BP Capital Markets plc 3.723 11/28/28 290,984
700,000 Canadian Natural Resources Ltd 3.900 02/01/25 688,534
750,000 Canadian Natural Resources Ltd 2.050 07/15/25 714,566
1,125,000 Canadian Natural Resources Ltd 3.850 06/01/27 1,092,460
750,000 Canadian Natural Resources Ltd 2.950 07/15/30 661,222

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,625,000 Canadian Natural Resources Ltd 6.250% 03/15/38 $ 1,700,082
800,000 (a) Canadian Natural Resources Ltd 4.950 06/01/47 722,244
1,200,000 Cenovus Energy, Inc 2.650 01/15/32 994,409
1,425,000 (a) Cenovus Energy, Inc 3.750 02/15/52 1,048,748
3,200,000 Cheniere Corpus Christi Holdings LLC 3.700 11/15/29 3,022,311
2,000,000 Cheniere Corpus Christi Holdings LLC 2.742 12/31/39 1,593,377
1,000,000 Cheniere Energy Partners LP 4.500 10/01/29 956,467
1,000,000 Cheniere Energy Partners LP 4.000 03/01/31 909,143
1,000,000 Cheniere Energy Partners LP 3.250 01/31/32 852,032
2,350,000 (d) Cheniere Energy Partners LP 5.950 06/30/33 2,412,839
400,000 Chevron Corp 3.326 11/17/25 391,560
2,475,000 Chevron Corp 2.954 05/16/26 2,393,557
2,225,000 Chevron Corp 1.995 05/11/27 2,064,919
600,000 Chevron Corp 2.236 05/11/30 531,606
1,000,000 Chevron Corp 3.078 05/11/50 754,846
2,000,000 Chevron USA, Inc 0.687 08/12/25 1,880,210
2,000,000 Chevron USA, Inc 1.018 08/12/27 1,778,209
1,000,000 Chevron USA, Inc 3.250 10/15/29 949,544
250,000 Chevron USA, Inc 2.343 08/12/50 159,401
775,000 Columbia Pipeline Group, Inc 4.500 06/01/25 765,039
300,000 Columbia Pipeline Group, Inc 5.800 06/01/45 298,561
750,000 ConocoPhillips 5.900 10/15/32 822,808
750,000 ConocoPhillips Co 6.950 04/15/29 835,493
875,000 ConocoPhillips Co 5.050 09/15/33 898,962
77,000 ConocoPhillips Co 4.150 11/15/34 72,049
1,700,000 ConocoPhillips Co 3.758 03/15/42 1,438,329
300,000 ConocoPhillips Co 4.300 11/15/44 267,801
850,000 ConocoPhillips Co 3.800 03/15/52 686,714
400,000 ConocoPhillips Co 5.300 05/15/53 411,113
575,000 ConocoPhillips Co 5.550 03/15/54 610,221
3,612,000 ConocoPhillips Co 4.025 03/15/62 2,929,274
1,500,000 ConocoPhillips Co 5.700 09/15/63 1,623,293
750,000 Consolidated Edison Co of New York, Inc 5.500 03/15/34 786,573
300,000 Consolidated Edison Co of New York, Inc 5.900 11/15/53 329,905
1,500,000 Continental Resources, Inc 4.375 01/15/28 1,452,335
525,000 Coterra Energy, Inc 3.900 05/15/27 507,933
300,000 Coterra Energy, Inc 4.375 03/15/29 291,105
1,000,000 DCP Midstream Operating LP 5.375 07/15/25 1,000,563
1,000,000 DCP Midstream Operating LP 5.625 07/15/27 1,024,591
1,000,000 DCP Midstream Operating LP 5.125 05/15/29 999,423
2,000,000 Devon Energy Corp 4.500 01/15/30 1,920,241
885,000 (a) Devon Energy Corp 5.600 07/15/41 855,331
700,000 Devon Energy Corp 4.750 05/15/42 611,495
1,100,000 (a) Devon Energy Corp 5.000 06/15/45 971,055
425,000 Diamondback Energy, Inc 3.250 12/01/26 411,606
1,000,000 Diamondback Energy, Inc 3.500 12/01/29 928,719
650,000 Diamondback Energy, Inc 3.125 03/24/31 577,735
1,000,000 Diamondback Energy, Inc 6.250 03/15/33 1,068,522
1,000,000 Diamondback Energy, Inc 4.400 03/24/51 827,153
450,000 Diamondback Energy, Inc 4.250 03/15/52 363,248
1,000,000 Diamondback Energy, Inc 6.250 03/15/53 1,066,007
750,000 Eastern Gas Transmission & Storage, Inc 3.000 11/15/29 668,228
200,000 Eastern Gas Transmission & Storage, Inc 4.800 11/01/43 180,558
200,000 Eastern Gas Transmission & Storage, Inc 4.600 12/15/44 169,910
1,200,000 Enbridge Energy Partners LP 5.875 10/15/25 1,212,513
300,000 Enbridge Energy Partners LP 5.500 09/15/40 295,351
200,000 Enbridge Energy Partners LP 7.375 10/15/45 235,163
250,000 Enbridge, Inc 2.500 01/15/25 242,541
950,000 Enbridge, Inc 2.500 02/14/25 921,221
1,500,000 Enbridge, Inc 1.600 10/04/26 1,374,020
100,000 Enbridge, Inc 4.250 12/01/26 98,653

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 100,000 Enbridge, Inc 3.700% 07/15/27 $ 96,494
1,500,000 Enbridge, Inc 6.000 11/15/28 1,574,792
500,000 Enbridge, Inc 3.125 11/15/29 456,109
1,000,000 Enbridge, Inc 6.200 11/15/30 1,070,018
500,000 Enbridge, Inc 5.700 03/08/33 519,699
1,500,000 Enbridge, Inc 2.500 08/01/33 1,228,370
300,000 Enbridge, Inc 4.500 06/10/44 256,115
925,000 Enbridge, Inc 5.500 12/01/46 909,635
1,000,000 Enbridge, Inc 4.000 11/15/49 790,916
2,000,000 Enbridge, Inc 3.400 08/01/51 1,456,748
1,000,000 Enbridge, Inc 6.700 11/15/53 1,163,032
1,000,000 Enbridge, Inc 8.250 01/15/84 1,031,827
1,000,000 Enbridge, Inc 8.500 01/15/84 1,063,646
500,000 Energy Transfer LP 4.900 02/01/24 499,452
300,000 Energy Transfer LP 3.900 05/15/24 297,720
825,000 Energy Transfer LP 4.050 03/15/25 811,611
400,000 Energy Transfer LP 2.900 05/15/25 387,578
200,000 Energy Transfer LP 5.950 12/01/25 202,120
325,000 Energy Transfer LP 4.750 01/15/26 322,876
400,000 Energy Transfer LP 3.900 07/15/26 388,744
200,000 Energy Transfer LP 4.400 03/15/27 195,523
250,000 Energy Transfer LP 4.200 04/15/27 242,872
1,000,000 Energy Transfer LP 5.550 02/15/28 1,020,100
1,250,000 Energy Transfer LP 4.950 05/15/28 1,243,710
350,000 Energy Transfer LP 4.950 06/15/28 348,631
1,000,000 Energy Transfer LP 6.100 12/01/28 1,052,396
2,600,000 Energy Transfer LP 5.250 04/15/29 2,619,449
500,000 Energy Transfer LP 4.150 09/15/29 476,424
3,125,000 Energy Transfer LP 3.750 05/15/30 2,901,960
1,000,000 Energy Transfer LP 6.400 12/01/30 1,069,199
2,100,000 Energy Transfer LP 5.750 02/15/33 2,165,056
550,000 Energy Transfer LP 6.550 12/01/33 596,915
400,000 Energy Transfer LP 4.900 03/15/35 380,729
500,000 Energy Transfer LP 5.800 06/15/38 501,506
140,000 Energy Transfer LP 7.500 07/01/38 161,893
650,000 Energy Transfer LP 6.500 02/01/42 686,334
100,000 Energy Transfer LP 6.100 02/15/42 100,246
200,000 Energy Transfer LP 5.150 02/01/43 177,859
200,000 Energy Transfer LP 5.950 10/01/43 196,859
300,000 Energy Transfer LP 5.300 04/01/44 276,035
100,000 Energy Transfer LP 5.000 05/15/44 87,715
550,000 Energy Transfer LP 5.150 03/15/45 504,282
200,000 Energy Transfer LP 5.350 05/15/45 185,748
625,000 Energy Transfer LP 6.125 12/15/45 629,499
500,000 Energy Transfer LP 5.300 04/15/47 458,423
1,225,000 Energy Transfer LP 5.400 10/01/47 1,141,434
1,025,000 Energy Transfer LP 6.000 06/15/48 1,032,612
2,750,000 Energy Transfer LP 6.250 04/15/49 2,843,784
2,175,000 Energy Transfer LP 5.000 05/15/50 1,939,166
225,000 Enterprise Products Operating LLC 3.750 02/15/25 222,003
450,000 Enterprise Products Operating LLC 3.700 02/15/26 443,108
3,065,000 Enterprise Products Operating LLC 3.950 02/15/27 3,014,951
725,000 Enterprise Products Operating LLC 4.150 10/16/28 715,807
1,450,000 Enterprise Products Operating LLC 3.125 07/31/29 1,356,211
750,000 Enterprise Products Operating LLC 2.800 01/31/30 678,271
1,500,000 Enterprise Products Operating LLC 5.350 01/31/33 1,569,843
480,000 Enterprise Products Operating LLC 6.125 10/15/39 523,932
175,000 Enterprise Products Operating LLC 5.950 02/01/41 187,552
525,000 Enterprise Products Operating LLC 4.850 08/15/42 503,266
325,000 Enterprise Products Operating LLC 4.450 02/15/43 296,592
1,775,000 Enterprise Products Operating LLC 4.850 03/15/44 1,705,342

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 775,000 Enterprise Products Operating LLC 5.100% 02/15/45 $ 760,487
500,000 Enterprise Products Operating LLC 4.900 05/15/46 476,965
675,000 Enterprise Products Operating LLC 4.250 02/15/48 592,770
2,475,000 Enterprise Products Operating LLC 4.800 02/01/49 2,341,101
950,000 Enterprise Products Operating LLC 4.200 01/31/50 824,011
1,000,000 Enterprise Products Operating LLC 3.200 02/15/52 728,696
1,425,000 Enterprise Products Operating LLC 3.300 02/15/53 1,055,849
200,000 Enterprise Products Operating LLC 4.950 10/15/54 193,163
1,625,000 Enterprise Products Operating LLC 3.950 01/31/60 1,316,890
700,000 Enterprise Products Operating LLC 5.250 08/16/77 669,206
100,000 Enterprise Products Operating LLC 8.638 08/16/77 99,376
400,000 Enterprise Products Operating LLC 5.375 02/15/78 358,496
475,000 EOG Resources, Inc 4.150 01/15/26 470,547
500,000 EOG Resources, Inc 4.375 04/15/30 497,976
200,000 EOG Resources, Inc 3.900 04/01/35 184,019
200,000 EOG Resources, Inc 5.100 01/15/36 198,053
500,000 (a) EOG Resources, Inc 4.950 04/15/50 491,156
1,660,000 EQT Corp 6.125 02/01/25 1,667,387
500,000 Equinor ASA 3.250 11/10/24 491,629
500,000 Equinor ASA 2.875 04/06/25 487,752
400,000 Equinor ASA 1.750 01/22/26 378,219
500,000 Equinor ASA 3.000 04/06/27 478,094
1,500,000 Equinor ASA 3.625 09/10/28 1,461,324
300,000 Equinor ASA 3.125 04/06/30 281,699
1,175,000 Equinor ASA 2.375 05/22/30 1,049,416
300,000 Equinor ASA 3.625 04/06/40 258,987
200,000 Equinor ASA 5.100 08/17/40 204,974
400,000 Equinor ASA 4.250 11/23/41 367,969
300,000 Equinor ASA 3.950 05/15/43 263,972
1,300,000 Equinor ASA 4.800 11/08/43 1,276,965
750,000 Equinor ASA 3.250 11/18/49 568,174
1,300,000 Equinor ASA 3.700 04/06/50 1,072,956
3,000,000 Exxon Mobil Corp 2.992 03/19/25 2,937,104
4,177,000 Exxon Mobil Corp 3.043 03/01/26 4,056,168
1,000,000 Exxon Mobil Corp 2.275 08/16/26 951,435
1,750,000 Exxon Mobil Corp 3.294 03/19/27 1,698,279
1,000,000 Exxon Mobil Corp 2.440 08/16/29 909,631
750,000 Exxon Mobil Corp 3.482 03/19/30 712,999
750,000 Exxon Mobil Corp 2.610 10/15/30 670,713
1,000,000 Exxon Mobil Corp 2.995 08/16/39 802,640
3,250,000 Exxon Mobil Corp 4.227 03/19/40 3,016,076
500,000 Exxon Mobil Corp 3.567 03/06/45 411,139
1,225,000 Exxon Mobil Corp 4.114 03/01/46 1,091,853
1,400,000 Exxon Mobil Corp 3.095 08/16/49 1,038,553
2,100,000 Exxon Mobil Corp 4.327 03/19/50 1,910,426
2,800,000 Exxon Mobil Corp 3.452 04/15/51 2,196,498
75,000 Halliburton Co 3.800 11/15/25 73,495
2,000,000 (a) Halliburton Co 2.920 03/01/30 1,798,545
500,000 Halliburton Co 4.850 11/15/35 492,091
125,000 Halliburton Co 6.700 09/15/38 146,112
125,000 Halliburton Co 7.450 09/15/39 155,990
750,000 Halliburton Co 4.750 08/01/43 703,247
2,825,000 (a) Halliburton Co 5.000 11/15/45 2,741,651
1,000,000 Helmerich & Payne, Inc 2.900 09/29/31 840,764
200,000 Hess Corp 3.500 07/15/24 197,624
2,100,000 Hess Corp 4.300 04/01/27 2,077,750
200,000 Hess Corp 6.000 01/15/40 217,486
1,190,000 Hess Corp 5.600 02/15/41 1,249,697
900,000 Hess Corp 5.800 04/01/47 969,844
200,000 HF Sinclair Corp 5.875 04/01/26 201,997
500,000 HF Sinclair Corp 4.500 10/01/30 466,821

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 500,000 Kinder Morgan Energy Partners LP 4.250% 09/01/24 $ 495,355
300,000 Kinder Morgan Energy Partners LP 6.950 01/15/38 329,239
535,000 Kinder Morgan Energy Partners LP 6.500 09/01/39 561,621
400,000 Kinder Morgan Energy Partners LP 4.700 11/01/42 342,980
500,000 Kinder Morgan Energy Partners LP 5.000 03/01/43 445,884
400,000 Kinder Morgan Energy Partners LP 5.500 03/01/44 378,310
200,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 187,130
1,500,000 Kinder Morgan, Inc 1.750 11/15/26 1,379,788
2,825,000 Kinder Morgan, Inc 4.300 03/01/28 2,785,388
450,000 Kinder Morgan, Inc 2.000 02/15/31 373,540
300,000 Kinder Morgan, Inc 7.750 01/15/32 341,068
1,250,000 Kinder Morgan, Inc 4.800 02/01/33 1,202,966
1,000,000 Kinder Morgan, Inc 5.200 06/01/33 993,978
3,300,000 Kinder Morgan, Inc 5.300 12/01/34 3,274,546
1,600,000 Kinder Morgan, Inc 5.550 06/01/45 1,538,976
2,325,000 Kinder Morgan, Inc 5.200 03/01/48 2,122,003
500,000 Kinder Morgan, Inc 3.250 08/01/50 334,149
2,500,000 Kinder Morgan, Inc 3.600 02/15/51 1,786,346
750,000 Kinder Morgan, Inc 5.450 08/01/52 717,320
900,000 Magellan Midstream Partners LP 5.000 03/01/26 898,069
475,000 Magellan Midstream Partners LP 3.250 06/01/30 429,959
225,000 Magellan Midstream Partners LP 4.250 09/15/46 181,106
425,000 Magellan Midstream Partners LP 4.200 10/03/47 336,494
525,000 Magellan Midstream Partners LP 4.850 02/01/49 463,779
1,500,000 Magellan Midstream Partners LP 3.950 03/01/50 1,145,994
1,475,000 Marathon Oil Corp 4.400 07/15/27 1,438,560
505,000 Marathon Oil Corp 6.600 10/01/37 533,538
600,000 Marathon Oil Corp 5.200 06/01/45 531,442
2,175,000 Marathon Petroleum Corp 3.625 09/15/24 2,140,899
500,000 Marathon Petroleum Corp 4.700 05/01/25 496,611
200,000 Marathon Petroleum Corp 3.800 04/01/28 191,140
800,000 Marathon Petroleum Corp 6.500 03/01/41 859,291
450,000 Marathon Petroleum Corp 4.750 09/15/44 401,239
250,000 Marathon Petroleum Corp 5.850 12/15/45 244,802
600,000 Marathon Petroleum Corp 4.500 04/01/48 502,333
200,000 Marathon Petroleum Corp 5.000 09/15/54 176,444
1,000,000 MPLX LP 4.875 12/01/24 994,295
2,500,000 MPLX LP 4.875 06/01/25 2,483,569
2,800,000 MPLX LP 1.750 03/01/26 2,619,214
100,000 MPLX LP 4.125 03/01/27 97,888
150,000 MPLX LP 4.250 12/01/27 146,742
475,000 MPLX LP 4.000 03/15/28 457,908
2,125,000 MPLX LP 2.650 08/15/30 1,833,709
500,000 MPLX LP 4.950 09/01/32 489,245
1,000,000 MPLX LP 5.000 03/01/33 979,594
975,000 MPLX LP 4.500 04/15/38 867,619
375,000 MPLX LP 5.200 03/01/47 347,804
700,000 MPLX LP 5.200 12/01/47 640,172
825,000 MPLX LP 4.700 04/15/48 710,994
850,000 MPLX LP 5.500 02/15/49 822,025
1,000,000 MPLX LP 4.950 03/14/52 889,546
600,000 MPLX LP 5.650 03/01/53 592,541
1,600,000 MPLX LP 4.900 04/15/58 1,356,902
500,000 National Oilwell Varco, Inc 3.600 12/01/29 462,262
800,000 National Oilwell Varco, Inc 3.950 12/01/42 615,376
1,000,000 Northwest Pipeline LLC 4.000 04/01/27 987,285
1,500,000 Occidental Petroleum Corp 5.500 12/01/25 1,499,694
1,500,000 Occidental Petroleum Corp 5.550 03/15/26 1,510,845
1,500,000 Occidental Petroleum Corp 8.875 07/15/30 1,755,306
2,000,000 Occidental Petroleum Corp 6.625 09/01/30 2,127,020
1,500,000 Occidental Petroleum Corp 7.500 05/01/31 1,682,018

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 3,000,000 Occidental Petroleum Corp 6.450% 09/15/36 $ 3,174,003
1,500,000 Occidental Petroleum Corp 6.600 03/15/46 1,624,110
700,000 ONEOK Partners LP 4.900 03/15/25 695,924
130,000 ONEOK Partners LP 6.650 10/01/36 141,426
250,000 ONEOK Partners LP 6.850 10/15/37 275,503
100,000 ONEOK Partners LP 6.125 02/01/41 104,401
100,000 ONEOK, Inc 5.850 01/15/26 101,450
1,300,000 ONEOK, Inc 4.000 07/13/27 1,262,562
725,000 ONEOK, Inc 4.550 07/15/28 715,850
2,000,000 ONEOK, Inc 5.650 11/01/28 2,070,393
325,000 ONEOK, Inc 4.350 03/15/29 315,837
500,000 ONEOK, Inc 3.400 09/01/29 460,796
500,000 ONEOK, Inc 3.100 03/15/30 448,653
2,000,000 ONEOK, Inc 5.800 11/01/30 2,079,289
175,000 ONEOK, Inc 6.350 01/15/31 186,899
825,000 ONEOK, Inc 6.100 11/15/32 876,638
1,500,000 ONEOK, Inc 6.050 09/01/33 1,589,276
675,000 ONEOK, Inc 4.950 07/13/47 603,987
1,350,000 ONEOK, Inc 5.200 07/15/48 1,265,091
1,000,000 (a) ONEOK, Inc 4.450 09/01/49 836,478
500,000 ONEOK, Inc 4.500 03/15/50 418,600
300,000 ONEOK, Inc 7.150 01/15/51 343,727
1,500,000 ONEOK, Inc 6.625 09/01/53 1,678,706
1,500,000 Ovintiv, Inc 5.375 01/01/26 1,500,029
500,000 Ovintiv, Inc 5.650 05/15/28 510,170
1,000,000 Ovintiv, Inc 6.250 07/15/33 1,033,769
1,000,000 (a) Ovintiv, Inc 6.500 08/15/34 1,063,068
500,000 Ovintiv, Inc 7.100 07/15/53 549,613
500,000 Patterson-UTI Energy, Inc 7.150 10/01/33 529,701
1,000,000 Phillips 66 3.850 04/09/25 983,819
925,000 Phillips 66 1.300 02/15/26 859,249
1,000,000 Phillips 66 3.900 03/15/28 972,138
738,000 Phillips 66 4.650 11/15/34 717,620
125,000 Phillips 66 5.875 05/01/42 134,861
2,375,000 Phillips 66 4.875 11/15/44 2,274,930
825,000 Phillips 66 3.300 03/15/52 590,695
500,000 Phillips 66 Co 2.450 12/15/24 486,532
100,000 Phillips 66 Co 3.550 10/01/26 96,412
1,000,000 Phillips 66 Co 4.950 12/01/27 1,008,400
675,000 Phillips 66 Co 3.750 03/01/28 649,261
500,000 Phillips 66 Co 3.150 12/15/29 457,386
625,000 Phillips 66 Co 5.300 06/30/33 641,476
425,000 Phillips 66 Co 4.680 02/15/45 384,305
350,000 Phillips 66 Co 4.900 10/01/46 326,686
2,000,000 Pioneer Natural Resources Co 1.125 01/15/26 1,856,452
350,000 Pioneer Natural Resources Co 5.100 03/29/26 352,551
750,000 Pioneer Natural Resources Co 2.150 01/15/31 637,161
575,000 Plains All American Pipeline LP 3.600 11/01/24 564,321
1,025,000 Plains All American Pipeline LP 4.650 10/15/25 1,013,909
2,075,000 Plains All American Pipeline LP 4.500 12/15/26 2,048,212
1,500,000 Plains All American Pipeline LP 3.550 12/15/29 1,381,005
1,000,000 Plains All American Pipeline LP 3.800 09/15/30 920,193
100,000 Plains All American Pipeline LP 6.650 01/15/37 107,009
250,000 Plains All American Pipeline LP 5.150 06/01/42 226,077
300,000 Plains All American Pipeline LP 4.700 06/15/44 251,043
300,000 Plains All American Pipeline LP 4.900 02/15/45 258,639
1,775,000 Sabine Pass Liquefaction LLC 5.625 03/01/25 1,778,396
275,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 279,949
2,675,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 2,686,543
550,000 Sabine Pass Liquefaction LLC 4.200 03/15/28 538,395
1,500,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 1,465,899

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Sabine Pass Liquefaction LLC 5.900% 09/15/37 $ 1,053,707
750,000 Schlumberger Finance Canada Ltd 1.400 09/17/25 710,946
1,500,000 Schlumberger Investment S.A. 2.650 06/26/30 1,347,309
1,000,000 (a) Schlumberger Investment S.A. 4.850 05/15/33 1,014,882
5,075,000 Shell International Finance BV 3.250 05/11/25 4,975,094
2,075,000 Shell International Finance BV 2.875 05/10/26 1,999,991
925,000 Shell International Finance BV 2.500 09/12/26 880,490
1,225,000 Shell International Finance BV 3.875 11/13/28 1,205,324
4,000,000 Shell International Finance BV 2.375 11/07/29 3,599,076
1,000,000 Shell International Finance BV 2.750 04/06/30 913,424
500,000 Shell International Finance BV 4.125 05/11/35 476,150
350,000 Shell International Finance BV 6.375 12/15/38 402,447
100,000 Shell International Finance BV 5.500 03/25/40 106,412
1,500,000 Shell International Finance BV 2.875 11/26/41 1,136,188
1,200,000 Shell International Finance BV 4.550 08/12/43 1,133,450
2,025,000 Shell International Finance BV 4.375 05/11/45 1,855,309
650,000 Shell International Finance BV 4.000 05/10/46 564,051
3,180,000 Shell International Finance BV 3.750 09/12/46 2,642,379
1,500,000 Shell International Finance BV 3.125 11/07/49 1,102,256
1,500,000 Shell International Finance BV 3.250 04/06/50 1,126,862
1,000,000 Shell International Finance BV 3.000 11/26/51 712,229
400,000 Spectra Energy Partners LP 3.500 03/15/25 390,911
1,100,000 Spectra Energy Partners LP 3.375 10/15/26 1,059,000
200,000 Spectra Energy Partners LP 5.950 09/25/43 204,233
600,000 Spectra Energy Partners LP 4.500 03/15/45 514,016
250,000 Suncor Energy, Inc 6.800 05/15/38 273,410
1,625,000 Suncor Energy, Inc 6.500 06/15/38 1,736,444
1,550,000 Suncor Energy, Inc 4.000 11/15/47 1,226,393
1,000,000 Suncor Energy, Inc 3.750 03/04/51 749,357
2,000,000 Targa Resources Corp 5.200 07/01/27 2,009,601
350,000 Targa Resources Corp 4.200 02/01/33 321,802
750,000 Targa Resources Corp 6.125 03/15/33 789,629
575,000 Targa Resources Corp 4.950 04/15/52 504,444
1,250,000 Targa Resources Corp 6.250 07/01/52 1,289,957
750,000 Targa Resources Corp 6.500 02/15/53 810,515
1,000,000 Targa Resources Partners LP 6.875 01/15/29 1,032,710
400,000 Targa Resources Partners LP 6.150 03/01/29 418,279
1,000,000 Targa Resources Partners LP 5.500 03/01/30 999,820
500,000 Targa Resources Partners LP 6.500 03/30/34 539,635
300,000 TC PipeLines LP 4.375 03/13/25 295,749
350,000 TC PipeLines LP 3.900 05/25/27 337,044
1,000,000 Tosco Corp 8.125 02/15/30 1,175,125
450,000 Total Capital International S.A. 3.750 04/10/24 447,573
1,300,000 Total Capital International S.A. 2.829 01/10/30 1,193,828
500,000 TotalEnergies Capital International S.A. 2.434 01/10/25 487,775
900,000 TotalEnergies Capital International S.A. 3.455 02/19/29 867,978
775,000 TotalEnergies Capital International S.A. 2.986 06/29/41 602,255
500,000 TotalEnergies Capital International S.A. 3.461 07/12/49 394,612
1,500,000 TotalEnergies Capital International S.A. 3.127 05/29/50 1,099,596
1,000,000 TotalEnergies Capital International S.A. 3.386 06/29/60 741,405
1,125,000 TotalEnergies Capital S.A. 3.883 10/11/28 1,103,556
1,225,000 TransCanada PipeLines Ltd 4.875 01/15/26 1,221,556
4,000,000 TransCanada PipeLines Ltd 4.100 04/15/30 3,804,842
1,000,000 TransCanada PipeLines Ltd 2.500 10/12/31 835,838
1,925,000 TransCanada PipeLines Ltd 4.625 03/01/34 1,822,429
100,000 TransCanada PipeLines Ltd 6.200 10/15/37 106,423
500,000 TransCanada PipeLines Ltd 4.750 05/15/38 463,344
200,000 TransCanada PipeLines Ltd 7.625 01/15/39 239,470
125,000 TransCanada PipeLines Ltd 6.100 06/01/40 131,604
1,200,000 TransCanada PipeLines Ltd 5.000 10/16/43 1,117,847
750,000 TransCanada PipeLines Ltd 4.875 05/15/48 687,102

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,425,000 (a) TransCanada PipeLines Ltd 5.100% 03/15/49 $ 1,358,300
700,000 Transcontinental Gas Pipe Line Co LLC 7.850 02/01/26 732,979
1,200,000 Transcontinental Gas Pipe Line Co LLC 4.000 03/15/28 1,162,457
500,000 Transcontinental Gas Pipe Line Co LLC 3.250 05/15/30 453,217
850,000 Transcontinental Gas Pipe Line Co LLC 4.600 03/15/48 765,361
500,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 403,446
750,000 Valero Energy Corp 2.150 09/15/27 683,669
342,000 Valero Energy Corp 4.350 06/01/28 336,972
1,500,000 Valero Energy Corp 2.800 12/01/31 1,272,125
455,000 Valero Energy Corp 7.500 04/15/32 523,259
850,000 Valero Energy Corp 6.625 06/15/37 931,732
300,000 Valero Energy Corp 4.900 03/15/45 274,845
1,500,000 Valero Energy Corp 3.650 12/01/51 1,089,649
1,000,000 Valero Energy Corp 4.000 06/01/52 770,275
300,000 Valero Energy Partners LP 4.500 03/15/28 294,603
2,000,000 Western Midstream Operating LP 4.300 02/01/30 1,870,281
3,500,000 Western Midstream Operating LP 6.150 04/01/33 3,636,038
925,000 Williams Cos, Inc 4.000 09/15/25 907,859
1,300,000 Williams Cos, Inc 3.750 06/15/27 1,252,991
1,300,000 Williams Cos, Inc 5.300 08/15/28 1,330,618
3,500,000 Williams Cos, Inc 2.600 03/15/31 2,992,576
1,000,000 Williams Cos, Inc 4.650 08/15/32 974,804
625,000 Williams Cos, Inc 5.650 03/15/33 652,885
300,000 Williams Cos, Inc 6.300 04/15/40 320,106
300,000 Williams Cos, Inc 5.800 11/15/43 301,949
300,000 Williams Cos, Inc 5.400 03/04/44 290,622
1,000,000 Williams Cos, Inc 4.900 01/15/45 907,654
225,000 Williams Cos, Inc 5.100 09/15/45 211,906
1,700,000 Williams Cos, Inc 4.850 03/01/48 1,544,161
1,500,000 Williams Cos, Inc 3.500 10/15/51 1,094,848
500,000 Williams Cos, Inc 5.300 08/15/52 484,039
150,000 Williams Partners LP 3.900 01/15/25 147,595
TOTAL ENERGY 402,478,900
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
550,000 Agree LP 2.000 06/15/28 476,932
150,000 Agree LP 2.900 10/01/30 128,500
200,000 Agree LP 4.800 10/01/32 188,876
500,000 Agree LP 2.600 06/15/33 396,259
100,000 Alexandria Real Estate Equities, Inc 3.450 04/30/25 97,727
200,000 Alexandria Real Estate Equities, Inc 4.300 01/15/26 196,829
500,000 Alexandria Real Estate Equities, Inc 3.800 04/15/26 485,850
200,000 Alexandria Real Estate Equities, Inc 4.500 07/30/29 194,185
425,000 Alexandria Real Estate Equities, Inc 2.750 12/15/29 373,594
100,000 Alexandria Real Estate Equities, Inc 4.700 07/01/30 97,413
275,000 Alexandria Real Estate Equities, Inc 3.375 08/15/31 247,803
1,500,000 Alexandria Real Estate Equities, Inc 2.000 05/18/32 1,203,304
450,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 350,310
800,000 Alexandria Real Estate Equities, Inc 2.950 03/15/34 667,075
600,000 Alexandria Real Estate Equities, Inc 4.750 04/15/35 582,001
500,000 Alexandria Real Estate Equities, Inc 4.850 04/15/49 438,839
700,000 Alexandria Real Estate Equities, Inc 4.000 02/01/50 553,028
1,000,000 Alexandria Real Estate Equities, Inc 3.000 05/18/51 658,645
1,500,000 Alexandria Real Estate Equities, Inc 3.550 03/15/52 1,095,607
200,000 Alexandria Real Estate Equities, Inc 5.150 04/15/53 192,912
1,000,000 American Assets Trust LP 3.375 02/01/31 815,400
500,000 American Homes 4 Rent LP 4.900 02/15/29 494,388
250,000 American Homes 4 Rent LP 2.375 07/15/31 206,223
750,000 American Homes 4 Rent LP 3.625 04/15/32 671,687
250,000 American Homes 4 Rent LP 3.375 07/15/51 171,238
500,000 American Homes 4 Rent LP 4.300 04/15/52 402,645
750,000 American Tower Corp 2.400 03/15/25 724,559

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 525,000 American Tower Corp 4.000% 06/01/25 $ 515,594
1,350,000 American Tower Corp 1.300 09/15/25 1,263,102
200,000 American Tower Corp 4.400 02/15/26 197,442
1,000,000 American Tower Corp 1.600 04/15/26 924,349
1,000,000 American Tower Corp 1.450 09/15/26 911,082
425,000 American Tower Corp 3.375 10/15/26 407,113
750,000 American Tower Corp 2.750 01/15/27 703,003
500,000 American Tower Corp 3.125 01/15/27 472,577
500,000 American Tower Corp 3.650 03/15/27 480,916
150,000 American Tower Corp 3.550 07/15/27 143,838
1,000,000 American Tower Corp 5.500 03/15/28 1,022,097
1,250,000 American Tower Corp 5.800 11/15/28 1,298,521
350,000 American Tower Corp 3.950 03/15/29 333,964
750,000 American Tower Corp 2.900 01/15/30 667,427
750,000 American Tower Corp 2.100 06/15/30 629,109
725,000 American Tower Corp 1.875 10/15/30 594,271
1,000,000 American Tower Corp 2.700 04/15/31 858,709
1,000,000 American Tower Corp 2.300 09/15/31 826,827
500,000 American Tower Corp 4.050 03/15/32 468,134
1,000,000 American Tower Corp 5.650 03/15/33 1,039,185
1,250,000 American Tower Corp 5.900 11/15/33 1,323,406
1,350,000 American Tower Corp 3.700 10/15/49 1,021,935
425,000 American Tower Corp 3.100 06/15/50 289,673
1,000,000 American Tower Corp 2.950 01/15/51 666,454
200,000 AvalonBay Communities, Inc 3.500 11/15/24 196,962
200,000 AvalonBay Communities, Inc 2.950 05/11/26 191,876
100,000 AvalonBay Communities, Inc 2.900 10/15/26 95,197
1,200,000 AvalonBay Communities, Inc 3.350 05/15/27 1,145,844
200,000 AvalonBay Communities, Inc 3.200 01/15/28 189,726
500,000 AvalonBay Communities, Inc 1.900 12/01/28 441,595
750,000 AvalonBay Communities, Inc 3.300 06/01/29 699,240
750,000 AvalonBay Communities, Inc 2.300 03/01/30 654,018
800,000 (a) AvalonBay Communities, Inc 2.050 01/15/32 669,986
450,000 AvalonBay Communities, Inc 5.000 02/15/33 457,628
1,000,000 AvalonBay Communities, Inc 5.300 12/07/33 1,040,382
400,000 AvalonBay Communities, Inc 4.150 07/01/47 333,559
200,000 AvalonBay Communities, Inc 4.350 04/15/48 169,113
200,000 Boston Properties LP 3.800 02/01/24 199,622
1,500,000 Boston Properties LP 3.200 01/15/25 1,458,037
275,000 Boston Properties LP 3.650 02/01/26 264,681
700,000 Boston Properties LP 2.750 10/01/26 649,259
500,000 Boston Properties LP 6.750 12/01/27 523,523
550,000 Boston Properties LP 4.500 12/01/28 523,828
50,000 Boston Properties LP 3.400 06/21/29 44,844
750,000 Boston Properties LP 2.900 03/15/30 642,127
1,000,000 Boston Properties LP 3.250 01/30/31 857,982
1,000,000 Boston Properties LP 2.550 04/01/32 796,070
1,000,000 Boston Properties LP 2.450 10/01/33 760,977
500,000 (a) Boston Properties LP 6.500 01/15/34 527,369
200,000 Brixmor Operating Partnership LP 3.850 02/01/25 195,689
225,000 Brixmor Operating Partnership LP 4.125 06/15/26 217,885
300,000 Brixmor Operating Partnership LP 3.900 03/15/27 285,945
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 88,800
600,000 Brixmor Operating Partnership LP 4.125 05/15/29 570,992
940,000 Brixmor Operating Partnership LP 4.050 07/01/30 878,385
100,000 Brixmor Operating Partnership LP 2.500 08/16/31 83,877
500,000 Broadstone Net Lease LLC 2.600 09/15/31 387,414
750,000 Camden Property Trust 5.850 11/03/26 772,423
100,000 Camden Property Trust 4.100 10/15/28 97,235
325,000 Camden Property Trust 3.150 07/01/29 299,399
100,000 Camden Property Trust 2.800 05/15/30 89,423

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 500,000 Camden Property Trust 3.350% 11/01/49 $ 375,092
1,000,000 Corporate Office Properties LP 2.250 03/15/26 932,344
1,000,000 (a) Corporate Office Properties LP 2.000 01/15/29 832,788
175,000 Corporate Office Properties LP 2.750 04/15/31 141,451
1,000,000 Crown Castle, Inc 1.350 07/15/25 943,423
975,000 Crown Castle, Inc 4.450 02/15/26 960,372
250,000 Crown Castle, Inc 3.700 06/15/26 241,246
1,500,000 Crown Castle, Inc 1.050 07/15/26 1,353,278
100,000 Crown Castle, Inc 4.000 03/01/27 96,654
525,000 Crown Castle, Inc 3.650 09/01/27 499,059
750,000 Crown Castle, Inc 5.000 01/11/28 747,057
775,000 Crown Castle, Inc 3.800 02/15/28 736,186
1,000,000 Crown Castle, Inc 4.800 09/01/28 986,695
300,000 Crown Castle, Inc 4.300 02/15/29 288,714
1,000,000 Crown Castle, Inc 5.600 06/01/29 1,022,508
500,000 Crown Castle, Inc 3.100 11/15/29 447,350
275,000 Crown Castle, Inc 3.300 07/01/30 246,550
1,050,000 Crown Castle, Inc 2.250 01/15/31 869,461
1,500,000 Crown Castle, Inc 2.100 04/01/31 1,221,686
1,000,000 Crown Castle, Inc 2.500 07/15/31 833,723
1,000,000 Crown Castle, Inc 5.100 05/01/33 989,875
1,000,000 Crown Castle, Inc 5.800 03/01/34 1,035,000
1,000,000 Crown Castle, Inc 2.900 04/01/41 713,695
200,000 Crown Castle, Inc 4.750 05/15/47 173,246
300,000 Crown Castle, Inc 5.200 02/15/49 282,667
500,000 Crown Castle, Inc 4.000 11/15/49 393,752
200,000 Crown Castle, Inc 4.150 07/01/50 161,332
875,000 Crown Castle, Inc 3.250 01/15/51 611,402
200,000 CubeSmart LP 3.125 09/01/26 189,680
600,000 CubeSmart LP 2.250 12/15/28 529,805
100,000 CubeSmart LP 4.375 02/15/29 96,873
250,000 (a) CubeSmart LP 3.000 02/15/30 220,705
450,000 CubeSmart LP 2.000 02/15/31 367,037
700,000 CubeSmart LP 2.500 02/15/32 582,576
475,000 Digital Realty Trust LP 3.700 08/15/27 458,064
1,300,000 Digital Realty Trust LP 5.550 01/15/28 1,324,291
300,000 (a) Digital Realty Trust LP 4.450 07/15/28 292,911
1,000,000 Digital Realty Trust LP 3.600 07/01/29 937,740
1,000,000 EPR Properties 3.600 11/15/31 829,367
525,000 Equinix, Inc 1.000 09/15/25 489,750
2,000,000 Equinix, Inc 1.450 05/15/26 1,847,715
650,000 Equinix, Inc 2.900 11/18/26 617,281
800,000 Equinix, Inc 1.550 03/15/28 701,759
2,000,000 Equinix, Inc 2.000 05/15/28 1,783,783
1,000,000 Equinix, Inc 3.200 11/18/29 918,432
175,000 Equinix, Inc 2.150 07/15/30 148,265
1,000,000 Equinix, Inc 2.500 05/15/31 848,824
1,500,000 Equinix, Inc 3.400 02/15/52 1,098,216
700,000 ERP Operating LP 3.375 06/01/25 684,848
200,000 ERP Operating LP 2.850 11/01/26 189,918
1,150,000 ERP Operating LP 3.250 08/01/27 1,092,415
500,000 ERP Operating LP 3.500 03/01/28 477,535
200,000 ERP Operating LP 4.150 12/01/28 196,314
750,000 ERP Operating LP 3.000 07/01/29 690,398
300,000 ERP Operating LP 2.500 02/15/30 265,052
500,000 ERP Operating LP 1.850 08/01/31 410,079
425,000 ERP Operating LP 4.500 07/01/44 376,419
100,000 ERP Operating LP 4.000 08/01/47 79,076
650,000 Essential Properties LP 2.950 07/15/31 511,151
400,000 Essex Portfolio LP 3.500 04/01/25 390,605
100,000 Essex Portfolio LP 3.375 04/15/26 96,505

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 200,000 Essex Portfolio LP 3.625% 05/01/27 $ 190,889
900,000 Essex Portfolio LP 4.000 03/01/29 858,964
325,000 Essex Portfolio LP 3.000 01/15/30 289,786
750,000 Essex Portfolio LP 1.650 01/15/31 593,329
1,000,000 Essex Portfolio LP 2.550 06/15/31 836,491
300,000 Essex Portfolio LP 4.500 03/15/48 256,852
525,000 Extra Space Storage LP 3.500 07/01/26 503,863
200,000 Extra Space Storage LP 3.875 12/15/27 190,951
500,000 Extra Space Storage LP 3.900 04/01/29 472,828
500,000 Extra Space Storage LP 4.000 06/15/29 476,647
1,000,000 Extra Space Storage LP 5.500 07/01/30 1,022,648
100,000 Extra Space Storage LP 2.200 10/15/30 83,177
500,000 Extra Space Storage LP 5.900 01/15/31 521,861
700,000 Extra Space Storage LP 2.550 06/01/31 583,733
450,000 Extra Space Storage LP 2.400 10/15/31 371,235
500,000 Extra Space Storage LP 2.350 03/15/32 407,559
500,000 Federal Realty OP LP 3.950 01/15/24 499,473
300,000 Federal Realty OP LP 1.250 02/15/26 276,874
50,000 Federal Realty OP LP 3.250 07/15/27 46,695
1,000,000 Federal Realty OP LP 5.375 05/01/28 1,010,774
1,300,000 Federal Realty OP LP 3.200 06/15/29 1,177,907
300,000 Federal Realty OP LP 3.500 06/01/30 271,727
200,000 Federal Realty OP LP 4.500 12/01/44 166,361
250,000 GLP Capital LP 3.350 09/01/24 246,716
1,300,000 GLP Capital LP 5.250 06/01/25 1,295,439
150,000 GLP Capital LP 5.375 04/15/26 149,073
750,000 GLP Capital LP 5.750 06/01/28 756,735
500,000 GLP Capital LP 4.000 01/15/30 456,240
500,000 GLP Capital LP 4.000 01/15/31 450,317
750,000 GLP Capital LP 3.250 01/15/32 633,189
1,000,000 GLP Capital LP 6.750 12/01/33 1,078,830
800,000 Healthcare Realty Holdings LP 3.500 08/01/26 763,456
100,000 Healthcare Realty Holdings LP 3.625 01/15/28 92,164
500,000 Healthcare Realty Holdings LP 3.100 02/15/30 437,099
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 82,113
975,000 (a) Healthcare Realty Holdings LP 2.000 03/15/31 780,350
175,000 Healthcare Realty Holdings LP 2.050 03/15/31 135,445
100,000 Healthpeak OP LLC 3.250 07/15/26 96,143
1,500,000 Healthpeak OP LLC 1.350 02/01/27 1,345,786
325,000 Healthpeak OP LLC 2.125 12/01/28 285,651
600,000 Healthpeak OP LLC 3.500 07/15/29 559,697
1,000,000 Healthpeak OP LLC 3.000 01/15/30 889,255
175,000 Healthpeak OP LLC 2.875 01/15/31 151,892
30,000 Healthpeak OP LLC 6.750 02/01/41 33,521
750,000 Healthpeak Properties Interim, Inc 5.250 12/15/32 758,168
100,000 Highwoods Realty LP 3.875 03/01/27 92,813
150,000 Highwoods Realty LP 4.125 03/15/28 138,136
250,000 Highwoods Realty LP 4.200 04/15/29 226,151
500,000 Highwoods Realty LP 3.050 02/15/30 413,112
775,000 Highwoods Realty LP 2.600 02/01/31 602,397
1,000,000 Highwoods Realty LP 7.650 02/01/34 1,078,803
700,000 Host Hotels & Resorts LP 3.875 04/01/24 696,275
200,000 Host Hotels & Resorts LP 4.000 06/15/25 195,299
100,000 Host Hotels & Resorts LP 4.500 02/01/26 98,093
500,000 Host Hotels & Resorts LP 3.375 12/15/29 448,684
850,000 Host Hotels & Resorts LP 3.500 09/15/30 758,302
200,000 Host Hotels & Resorts LP 2.900 12/15/31 167,797
100,000 Hudson Pacific Properties LP 3.950 11/01/27 83,712
500,000 (a) Hudson Pacific Properties LP 5.950 02/15/28 441,920
100,000 Hudson Pacific Properties LP 4.650 04/01/29 81,117
750,000 Hudson Pacific Properties LP 3.250 01/15/30 550,819

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 300,000 Invitation Homes Operating Partnership LP 2.300% 11/15/28 $ 265,924
500,000 Invitation Homes Operating Partnership LP 5.450 08/15/30 503,885
500,000 Invitation Homes Operating Partnership LP 2.000 08/15/31 397,881
575,000 Invitation Homes Operating Partnership LP 4.150 04/15/32 528,373
500,000 Invitation Homes Operating Partnership LP 5.500 08/15/33 500,603
750,000 Invitation Homes Operating Partnership LP 2.700 01/15/34 602,861
125,000 Kilroy Realty LP 3.450 12/15/24 121,922
250,000 Kilroy Realty LP 4.750 12/15/28 238,083
200,000 Kilroy Realty LP 4.250 08/15/29 183,305
750,000 Kilroy Realty LP 3.050 02/15/30 637,538
500,000 Kilroy Realty LP 2.500 11/15/32 378,643
1,000,000 Kilroy Realty LP 2.650 11/15/33 758,241
625,000 Kimco Realty OP LLC 2.800 10/01/26 589,663
200,000 Kimco Realty OP LLC 3.800 04/01/27 191,955
500,000 Kimco Realty OP LLC 1.900 03/01/28 440,811
750,000 Kimco Realty OP LLC 2.700 10/01/30 648,225
1,000,000 Kimco Realty OP LLC 2.250 12/01/31 816,463
500,000 Kimco Realty OP LLC 4.600 02/01/33 482,316
200,000 Kimco Realty OP LLC 4.250 04/01/45 161,933
175,000 Kimco Realty OP LLC 4.125 12/01/46 134,315
100,000 Kimco Realty OP LLC 4.450 09/01/47 82,544
500,000 Kimco Realty OP LLC 3.700 10/01/49 372,907
1,000,000 Kimco Realty OP, LLC 6.400 03/01/34 1,096,444
350,000 Kite Realty Group Trust 4.750 09/15/30 329,573
750,000 LXP Industrial Trust 6.750 11/15/28 788,021
750,000 LXP Industrial Trust 2.700 09/15/30 621,187
100,000 Mid-America Apartments LP 4.000 11/15/25 98,238
1,000,000 Mid-America Apartments LP 1.100 09/15/26 906,804
750,000 Mid-America Apartments LP 3.600 06/01/27 724,858
200,000 Mid-America Apartments LP 4.200 06/15/28 195,370
625,000 Mid-America Apartments LP 3.950 03/15/29 606,964
175,000 Mid-America Apartments LP 2.750 03/15/30 153,102
250,000 Mid-America Apartments LP 1.700 02/15/31 202,697
150,000 Mid-America Apartments LP 2.875 09/15/51 98,368
500,000 National Health Investors, Inc 3.000 02/01/31 399,659
1,550,000 NNN REIT, Inc 3.500 10/15/27 1,462,677
300,000 NNN REIT, Inc 2.500 04/15/30 257,798
200,000 NNN REIT, Inc 5.600 10/15/33 206,460
500,000 NNN REIT, Inc 3.100 04/15/50 333,084
1,000,000 NNN REIT, Inc 3.000 04/15/52 651,760
200,000 OMEGA Healthcare Investors, Inc 4.500 04/01/27 191,868
825,000 OMEGA Healthcare Investors, Inc 4.750 01/15/28 793,059
500,000 OMEGA Healthcare Investors, Inc 3.625 10/01/29 440,785
500,000 OMEGA Healthcare Investors, Inc 3.375 02/01/31 424,810
1,000,000 OMEGA Healthcare Investors, Inc 3.250 04/15/33 806,872
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
2.625 11/15/31 798,816
200,000 Physicians Realty LP 4.300 03/15/27 194,539
200,000 Physicians Realty LP 3.950 01/15/28 190,486
1,000,000 Physicians Realty LP 2.625 11/01/31 822,725
1,000,000 Piedmont Operating Partnership LP 2.750 04/01/32 694,867
100,000 Prologis LP 3.250 10/01/26 96,471
100,000 Prologis LP 4.375 02/01/29 98,300
500,000 Prologis LP 2.250 04/15/30 437,087
1,000,000 Prologis LP 1.625 03/15/31 808,034
100,000 Prologis LP 4.375 09/15/48 88,306
500,000 Prologis LP 3.000 04/15/50 358,226
500,000 Prologis LP 2.125 10/15/50 295,032
100,000 ProLogis LP 3.250 06/30/26 96,651
1,000,000 ProLogis LP 3.375 12/15/27 954,691
750,000 ProLogis LP 4.875 06/15/28 759,547
100,000 ProLogis LP 4.000 09/15/28 97,525

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 225,000 ProLogis LP 2.875% 11/15/29 $ 204,251
200,000 ProLogis LP 1.750 07/01/30 166,817
775,000 ProLogis LP 2.250 01/15/32 646,256
1,000,000 ProLogis LP 4.625 01/15/33 1,004,437
750,000 ProLogis LP 4.750 06/15/33 760,146
750,000 ProLogis LP 5.125 01/15/34 774,046
500,000 ProLogis LP 3.050 03/01/50 355,255
1,250,000 ProLogis LP 5.250 06/15/53 1,304,746
1,500,000 Public Storage 0.875 02/15/26 1,387,571
750,000 Public Storage 1.500 11/09/26 688,753
200,000 Public Storage 3.094 09/15/27 190,324
750,000 Public Storage 1.950 11/09/28 668,466
500,000 Public Storage 3.385 05/01/29 476,934
250,000 Public Storage 2.250 11/09/31 213,721
1,000,000 Public Storage 5.100 08/01/33 1,035,200
1,000,000 Public Storage 5.350 08/01/53 1,044,047
1,000,000 Rayonier LP 2.750 05/17/31 834,017
200,000 Realty Income Corp 3.875 04/15/25 196,647
750,000 Realty Income Corp 0.750 03/15/26 682,771
425,000 Realty Income Corp 4.875 06/01/26 425,336
200,000 Realty Income Corp 4.125 10/15/26 196,167
200,000 Realty Income Corp 3.000 01/15/27 189,774
650,000 Realty Income Corp 3.950 08/15/27 631,846
1,000,000 Realty Income Corp 3.400 01/15/28 950,221
1,000,000 Realty Income Corp 3.650 01/15/28 958,817
500,000 Realty Income Corp 2.200 06/15/28 447,932
750,000 Realty Income Corp 4.700 12/15/28 755,525
500,000 Realty Income Corp 3.250 06/15/29 467,091
500,000 Realty Income Corp 3.100 12/15/29 458,293
1,000,000 Realty Income Corp 4.850 03/15/30 1,004,387
1,500,000 Realty Income Corp 3.250 01/15/31 1,362,842
750,000 Realty Income Corp 1.800 03/15/33 582,692
750,000 Realty Income Corp 4.900 07/15/33 748,834
300,000 Realty Income Corp 4.650 03/15/47 279,327
375,000 Regency Centers LP 3.600 02/01/27 360,551
125,000 Regency Centers LP 4.125 03/15/28 119,867
425,000 Regency Centers LP 2.950 09/15/29 381,085
500,000 Regency Centers LP 3.700 06/15/30 464,891
200,000 Regency Centers LP 4.400 02/01/47 165,758
300,000 Regency Centers LP 4.650 03/15/49 257,049
500,000 (a) Retail Opportunity Investments Partnership LP 6.750 10/15/28 525,219
500,000 Rexford Industrial Realty LP 5.000 06/15/28 499,505
1,000,000 Rexford Industrial Realty LP 2.125 12/01/30 817,465
300,000 Sabra Health Care LP 5.125 08/15/26 294,621
1,000,000 Sabra Health Care LP 3.200 12/01/31 817,990
1,000,000 Safehold GL Holdings LLC 2.800 06/15/31 821,667
500,000 Simon Property Group LP 2.000 09/13/24 488,637
450,000 Simon Property Group LP 3.375 10/01/24 443,032
800,000 Simon Property Group LP 3.500 09/01/25 781,444
625,000 Simon Property Group LP 3.300 01/15/26 605,478
350,000 Simon Property Group LP 3.250 11/30/26 336,174
1,000,000 Simon Property Group LP 1.375 01/15/27 913,084
200,000 Simon Property Group LP 3.375 06/15/27 191,608
300,000 Simon Property Group LP 3.375 12/01/27 285,744
1,000,000 Simon Property Group LP 1.750 02/01/28 898,619
1,750,000 Simon Property Group LP 2.450 09/13/29 1,557,448
750,000 Simon Property Group LP 2.650 07/15/30 663,698
1,000,000 Simon Property Group LP 2.200 02/01/31 838,585
500,000 Simon Property Group LP 2.250 01/15/32 415,310
1,500,000 Simon Property Group LP 2.650 02/01/32 1,281,313
1,000,000 Simon Property Group LP 5.500 03/08/33 1,033,270

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 500,000 Simon Property Group LP 6.250% 01/15/34 $ 543,406
1,500,000 Simon Property Group LP 4.250 10/01/44 1,254,149
300,000 (a) Simon Property Group LP 4.250 11/30/46 252,206
500,000 Simon Property Group LP 3.250 09/13/49 361,057
750,000 Simon Property Group LP 3.800 07/15/50 592,310
1,000,000 Simon Property Group LP 5.850 03/08/53 1,061,660
500,000 Simon Property Group LP 6.650 01/15/54 588,810
150,000 SITE Centers Corp 4.250 02/01/26 146,207
200,000 SITE Centers Corp 4.700 06/01/27 196,682
300,000 Spirit Realty LP 3.200 01/15/27 283,824
1,000,000 Spirit Realty LP 2.100 03/15/28 887,958
500,000 Spirit Realty LP 4.000 07/15/29 474,379
300,000 Spirit Realty LP 3.400 01/15/30 273,131
500,000 Spirit Realty LP 3.200 02/15/31 441,363
500,000 STORE Capital Corp 4.625 03/15/29 461,112
500,000 STORE Capital Corp 2.750 11/18/30 390,385
500,000 Sun Communities Operating LP 2.300 11/01/28 437,313
1,000,000 Sun Communities Operating LP 4.200 04/15/32 911,882
500,000 Sun Communities Operating LP 5.700 01/15/33 506,157
100,000 Tanger Properties LP 3.125 09/01/26 93,298
250,000 Tanger Properties LP 3.875 07/15/27 228,986
500,000 Tanger Properties LP 2.750 09/01/31 402,032
200,000 UDR, Inc 3.500 07/01/27 190,257
200,000 UDR, Inc 3.500 01/15/28 188,255
600,000 UDR, Inc 3.200 01/15/30 544,974
1,000,000 UDR, Inc 3.000 08/15/31 883,398
750,000 UDR, Inc 2.100 08/01/32 587,739
500,000 UDR, Inc 1.900 03/15/33 380,150
300,000 UDR, Inc 3.100 11/01/34 248,029
300,000 Ventas Realty LP 3.500 04/15/24 297,715
750,000 Ventas Realty LP 2.650 01/15/25 727,166
120,000 Ventas Realty LP 4.125 01/15/26 116,985
200,000 Ventas Realty LP 3.250 10/15/26 189,512
1,000,000 Ventas Realty LP 4.000 03/01/28 955,421
525,000 Ventas Realty LP 4.400 01/15/29 509,771
350,000 Ventas Realty LP 3.000 01/15/30 308,958
500,000 Ventas Realty LP 4.750 11/15/30 484,455
1,025,000 Ventas Realty LP 2.500 09/01/31 844,495
300,000 Ventas Realty LP 4.375 02/01/45 241,718
300,000 Ventas Realty LP 4.875 04/15/49 260,373
1,500,000 VICI Properties LP 4.375 05/15/25 1,474,107
850,000 VICI Properties LP 4.750 02/15/28 832,118
750,000 VICI Properties LP 4.950 02/15/30 727,740
1,000,000 VICI Properties LP 5.625 05/15/52 958,810
2,000,000 Welltower OP LLC 3.625 03/15/24 1,990,373
600,000 Welltower OP LLC 4.250 04/01/26 590,730
500,000 Welltower OP LLC 2.700 02/15/27 468,691
600,000 Welltower OP LLC 4.250 04/15/28 588,691
1,000,000 Welltower OP LLC 2.050 01/15/29 879,262
500,000 Welltower OP LLC 4.125 03/15/29 482,679
425,000 Welltower OP LLC 3.100 01/15/30 383,277
400,000 Welltower OP LLC 2.750 01/15/31 348,374
1,000,000 Welltower OP LLC 2.800 06/01/31 872,129
500,000 Welltower OP LLC 2.750 01/15/32 425,502
150,000 Welltower OP LLC 3.850 06/15/32 138,696
300,000 Welltower OP LLC 4.950 09/01/48 283,650
1,000,000 Weyerhaeuser Co 4.750 05/15/26 995,186
500,000 Weyerhaeuser Co 4.000 11/15/29 477,679
500,000 Weyerhaeuser Co 4.000 04/15/30 476,126
304,000 Weyerhaeuser Co 7.375 03/15/32 352,781
300,000 Weyerhaeuser Co 3.375 03/09/33 266,291

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,375,000 Weyerhaeuser Co 4.000% 03/09/52 $ 1,131,487
347,000 WP Carey, Inc 4.000 02/01/25 341,686
1,000,000 WP Carey, Inc 3.850 07/15/29 938,267
750,000 WP Carey, Inc 2.400 02/01/31 633,840
500,000 WP Carey, Inc 2.450 02/01/32 406,131
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 215,397,531
FINANCIAL SERVICES - 2.6%
1,675,000 AerCap Ireland Capital DAC 3.500 01/15/25 1,637,027
500,000 AerCap Ireland Capital DAC 1.750 01/30/26 464,313
3,895,000 (d) AerCap Ireland Capital DAC 6.450 04/15/27 4,032,948
1,000,000 (a) AerCap Ireland Capital DAC 5.750 06/06/28 1,023,440
4,000,000 AerCap Ireland Capital DAC 6.150 09/30/30 4,212,355
2,000,000 AerCap Ireland Capital DAC 3.400 10/29/33 1,717,345
1,000,000 Affiliated Managers Group, Inc 3.300 06/15/30 889,860
500,000 (a) Ally Financial, Inc 5.800 05/01/25 500,432
1,000,000 (a) Ally Financial, Inc 4.750 06/09/27 964,958
400,000 (a) Ally Financial, Inc 7.100 11/15/27 415,740
1,000,000 Ally Financial, Inc 2.200 11/02/28 850,134
1,500,000 Ally Financial, Inc 6.992 06/13/29 1,549,137
500,000 Ally Financial, Inc 6.848 01/03/30 513,697
2,000,000 Ally Financial, Inc 8.000 11/01/31 2,191,000
1,500,000 American Express Co 3.950 08/01/25 1,475,740
1,000,000 American Express Co 4.200 11/06/25 988,054
1,500,000 American Express Co 4.900 02/13/26 1,503,611
2,500,000 American Express Co 3.125 05/20/26 2,411,531
2,000,000 American Express Co 1.650 11/04/26 1,837,888
1,500,000 American Express Co 2.550 03/04/27 1,405,227
1,500,000 American Express Co 5.850 11/05/27 1,564,107
575,000 American Express Co 4.050 05/03/29 569,121
1,000,000 American Express Co 5.282 07/27/29 1,020,757
1,500,000 American Express Co 6.489 10/30/31 1,626,701
2,700,000 American Express Co 4.989 05/26/33 2,687,254
1,000,000 American Express Co 4.420 08/03/33 962,787
3,000,000 American Express Co 5.043 05/01/34 2,994,779
1,000,000 American Express Co 5.625 07/28/34 1,033,316
525,000 (a) American Express Co 4.050 12/03/42 471,745
300,000 Ameriprise Financial, Inc 3.700 10/15/24 296,283
125,000 Ameriprise Financial, Inc 3.000 04/02/25 121,924
200,000 Ameriprise Financial, Inc 2.875 09/15/26 191,386
750,000 Ameriprise Financial, Inc 5.700 12/15/28 785,921
350,000 Ameriprise Financial, Inc 4.500 05/13/32 347,157
1,000,000 (a) Ameriprise Financial, Inc 5.150 05/15/33 1,030,400
1,000,000 Andrew W Mellon Foundation 0.947 08/01/27 881,352
850,000 Ares Capital Corp 4.200 06/10/24 841,784
500,000 Ares Capital Corp 4.250 03/01/25 488,778
500,000 Ares Capital Corp 3.250 07/15/25 479,012
1,200,000 Ares Capital Corp 3.875 01/15/26 1,152,783
1,500,000 Ares Capital Corp 2.150 07/15/26 1,367,360
850,000 Ares Capital Corp 7.000 01/15/27 874,307
750,000 Ares Capital Corp 2.875 06/15/28 664,450
750,000 Ares Capital Corp 3.200 11/15/31 627,237
500,000 Ares Management Corp 6.375 11/10/28 524,133
1,000,000 Bain Capital Specialty Finance, Inc 2.550 10/13/26 902,668
500,000 Bank of New York Mellon Corp 3.000 02/24/25 489,008
725,000 Bank of New York Mellon Corp 1.600 04/24/25 695,806
1,500,000 Bank of New York Mellon Corp 0.750 01/28/26 1,381,957
500,000 Bank of New York Mellon Corp 2.800 05/04/26 478,525
1,000,000 Bank of New York Mellon Corp 4.414 07/24/26 989,371
500,000 Bank of New York Mellon Corp 2.450 08/17/26 472,198
1,000,000 Bank of New York Mellon Corp 2.050 01/26/27 929,165
300,000 Bank of New York Mellon Corp 3.250 05/16/27 287,529

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Bank of New York Mellon Corp 3.400% 01/29/28 $ 951,259
600,000 Bank of New York Mellon Corp 3.850 04/28/28 584,940
2,000,000 Bank of New York Mellon Corp 1.650 07/14/28 1,757,697
775,000 Bank of New York Mellon Corp 5.802 10/25/28 803,507
1,500,000 Bank of New York Mellon Corp 4.543 02/01/29 1,488,462
400,000 Bank of New York Mellon Corp 3.300 08/23/29 374,329
1,000,000 Bank of New York Mellon Corp 6.317 10/25/29 1,062,190
500,000 Bank of New York Mellon Corp 4.596 07/26/30 496,529
1,500,000 Bank of New York Mellon Corp 1.650 01/28/31 1,233,907
1,000,000 Bank of New York Mellon Corp 1.800 07/28/31 813,798
500,000 Bank of New York Mellon Corp 4.289 06/13/33 475,435
1,000,000 Bank of New York Mellon Corp 5.834 10/25/33 1,060,160
1,000,000 Bank of New York Mellon Corp 4.706 02/01/34 978,120
2,000,000 Bank of New York Mellon Corp 4.967 04/26/34 1,990,125
1,000,000 Bank of New York Mellon Corp 6.474 10/25/34 1,107,685
1,000,000 Barings BDC, Inc 3.300 11/23/26 911,803
300,000 Berkshire Hathaway Finance Corp 4.400 05/15/42 289,782
3,000,000 Berkshire Hathaway Finance Corp 2.500 01/15/51 1,959,642
2,400,000 Berkshire Hathaway, Inc 3.125 03/15/26 2,333,697
800,000 Berkshire Hathaway, Inc 4.500 02/11/43 777,059
500,000 BGC Group, Inc 3.750 10/01/24 488,698
500,000 BGC Group, Inc 8.000 05/25/28 521,932
1,000,000 BlackRock TCP Capital Corp 2.850 02/09/26 933,349
850,000 BlackRock, Inc 3.250 04/30/29 816,536
1,450,000 BlackRock, Inc 1.900 01/28/31 1,223,141
2,000,000 BlackRock, Inc 2.100 02/25/32 1,670,005
1,000,000 BlackRock, Inc 4.750 05/25/33 1,008,833
1,000,000 Blackstone Private Credit Fund 4.700 03/24/25 982,849
1,500,000 Blackstone Private Credit Fund 7.050 09/29/25 1,526,520
1,800,000 Blackstone Private Credit Fund 2.625 12/15/26 1,630,562
1,000,000 Blackstone Private Credit Fund 3.250 03/15/27 917,346
500,000 (d) Blackstone Private Credit Fund 7.300 11/27/28 519,764
1,000,000 (a) Blackstone Private Credit Fund 4.000 01/15/29 910,387
750,000 Blackstone Secured Lending Fund 3.625 01/15/26 715,409
1,400,000 Blackstone Secured Lending Fund 2.750 09/16/26 1,280,878
1,000,000 Blackstone Secured Lending Fund 2.125 02/15/27 888,473
500,000 Blue Owl Capital Corp 4.000 03/30/25 485,782
500,000 Blue Owl Capital Corp 3.750 07/22/25 478,910
1,000,000 Blue Owl Capital Corp 4.250 01/15/26 966,208
750,000 Blue Owl Capital Corp 3.400 07/15/26 697,267
1,000,000 Blue Owl Capital Corp 2.875 06/11/28 877,795
300,000 (a),(d) Blue Owl Capital Corp II 8.450 11/15/26 309,073
1,000,000 Blue Owl Capital Corp III 3.125 04/13/27 883,640
1,000,000 Blue Owl Credit Income Corp 5.500 03/21/25 985,855
1,000,000 Blue Owl Credit Income Corp 4.700 02/08/27 944,573
750,000 Blue Owl Credit Income Corp 7.750 09/16/27 773,284
700,000 (d) Blue Owl Credit Income Corp 7.950 06/13/28 725,564
1,000,000 Blue Owl Technology Finance Corp 2.500 01/15/27 872,843
300,000 Brookfield Asset Management, Inc 4.000 01/15/25 295,284
1,000,000 Brookfield Capital Finance LLC 6.087 06/14/33 1,042,978
1,000,000 Brookfield Finance I UK PLC 2.340 01/30/32 799,162
200,000 Brookfield Finance, Inc 4.250 06/02/26 195,384
600,000 Brookfield Finance, Inc 3.900 01/25/28 577,858
600,000 Brookfield Finance, Inc 4.850 03/29/29 596,256
500,000 Brookfield Finance, Inc 6.350 01/05/34 531,893
725,000 Brookfield Finance, Inc 4.700 09/20/47 630,200
1,000,000 Brookfield Finance, Inc 3.500 03/30/51 731,237
1,000,000 Brookfield Finance, Inc 3.625 02/15/52 710,583
1,000,000 California Endowment 2.498 04/01/51 649,366
750,000 Capital One Financial Corp 3.300 10/30/24 737,533
125,000 Capital One Financial Corp 3.200 02/05/25 121,997

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 625,000 Capital One Financial Corp 4.250% 04/30/25 $ 615,524
850,000 Capital One Financial Corp 4.200 10/29/25 833,305
750,000 Capital One Financial Corp 4.985 07/24/26 741,335
700,000 Capital One Financial Corp 3.750 07/28/26 670,360
1,075,000 Capital One Financial Corp 3.750 03/09/27 1,026,420
1,000,000 Capital One Financial Corp 3.650 05/11/27 953,474
1,000,000 Capital One Financial Corp 1.878 11/02/27 899,470
2,700,000 Capital One Financial Corp 3.800 01/31/28 2,563,780
1,400,000 Capital One Financial Corp 4.927 05/10/28 1,375,899
2,000,000 Capital One Financial Corp 5.468 02/01/29 1,994,089
1,000,000 Capital One Financial Corp 6.312 06/08/29 1,025,910
2,000,000 Capital One Financial Corp 3.273 03/01/30 1,786,205
750,000 Capital One Financial Corp 5.247 07/26/30 736,899
1,000,000 Capital One Financial Corp 7.624 10/30/31 1,098,886
2,525,000 Capital One Financial Corp 2.359 07/29/32 1,912,963
1,000,000 Capital One Financial Corp 2.618 11/02/32 799,975
1,000,000 Capital One Financial Corp 5.817 02/01/34 995,126
1,000,000 Capital One Financial Corp 6.377 06/08/34 1,029,198
450,000 Cboe Global Markets, Inc 3.650 01/12/27 436,511
1,000,000 Cboe Global Markets, Inc 1.625 12/15/30 821,690
500,000 Cboe Global Markets, Inc 3.000 03/16/32 443,103
300,000 Charles Schwab Corp 3.750 04/01/24 298,458
200,000 Charles Schwab Corp 3.000 03/10/25 194,950
350,000 Charles Schwab Corp 3.625 04/01/25 343,581
1,250,000 Charles Schwab Corp 3.850 05/21/25 1,226,007
1,500,000 Charles Schwab Corp 0.900 03/11/26 1,375,057
1,500,000 Charles Schwab Corp 1.150 05/13/26 1,374,665
1,000,000 Charles Schwab Corp 5.875 08/24/26 1,025,645
500,000 Charles Schwab Corp 3.200 03/02/27 475,796
350,000 (a) Charles Schwab Corp 2.450 03/03/27 325,806
525,000 Charles Schwab Corp 3.300 04/01/27 499,491
200,000 Charles Schwab Corp 3.200 01/25/28 188,736
2,000,000 Charles Schwab Corp 2.000 03/20/28 1,779,177
300,000 Charles Schwab Corp 4.000 02/01/29 291,010
1,000,000 Charles Schwab Corp 5.643 05/19/29 1,025,814
500,000 Charles Schwab Corp 2.750 10/01/29 451,133
1,500,000 Charles Schwab Corp 6.196 11/17/29 1,572,971
1,500,000 Charles Schwab Corp 1.650 03/11/31 1,210,723
1,500,000 (a) Charles Schwab Corp 2.300 05/13/31 1,252,742
1,000,000 Charles Schwab Corp 1.950 12/01/31 802,147
1,000,000 Charles Schwab Corp 2.900 03/03/32 859,544
750,000 Charles Schwab Corp 6.136 08/24/34 790,557
1,500,000 CI Financial Corp 3.200 12/17/30 1,184,734
1,000,000 CI Financial Corp 4.100 06/15/51 586,679
475,000 CME Group, Inc 3.000 03/15/25 464,972
500,000 CME Group, Inc 3.750 06/15/28 489,014
1,500,000 CME Group, Inc 2.650 03/15/32 1,333,440
400,000 CME Group, Inc 5.300 09/15/43 424,571
500,000 CME Group, Inc 4.150 06/15/48 453,111
1,000,000 Consumers 2023 Securitization Funding LLC 5.210 09/01/30 1,022,720
1,000,000 Corebridge Financial, Inc 3.500 04/04/25 974,859
1,000,000 Corebridge Financial, Inc 3.650 04/05/27 961,701
1,000,000 Corebridge Financial, Inc 3.850 04/05/29 942,301
2,000,000 Corebridge Financial, Inc 3.900 04/05/32 1,807,933
750,000 (d) Corebridge Financial, Inc 6.050 09/15/33 781,082
475,000 Corebridge Financial, Inc 5.750 01/15/34 485,528
1,000,000 Corebridge Financial, Inc 4.350 04/05/42 847,552
500,000 Corebridge Financial, Inc 4.400 04/05/52 419,071
1,000,000 Corebridge Financial, Inc 6.875 12/15/52 996,606
525,000 Deutsche Bank AG. 3.700 05/30/24 519,581
2,000,000 Deutsche Bank AG. 1.447 04/01/25 1,975,877

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Deutsche Bank AG. 4.162% 05/13/25 $ 986,477
1,000,000 Deutsche Bank AG. 3.961 11/26/25 983,598
1,800,000 Deutsche Bank AG. 4.100 01/13/26 1,749,549
2,000,000 Deutsche Bank AG. 1.686 03/19/26 1,858,608
2,000,000 Deutsche Bank AG. 6.119 07/14/26 2,018,955
2,000,000 Deutsche Bank AG. 2.129 11/24/26 1,874,637
600,000 Deutsche Bank AG. 7.146 07/13/27 622,790
1,050,000 Deutsche Bank AG. 2.311 11/16/27 960,111
800,000 Deutsche Bank AG. 6.720 01/18/29 837,765
350,000 Deutsche Bank AG. 6.819 11/20/29 368,496
825,000 Deutsche Bank AG. 3.547 09/18/31 723,904
1,000,000 Deutsche Bank AG. 3.742 01/07/33 820,915
2,500,000 Deutsche Bank AG. 7.079 02/10/34 2,570,864
1,000,000 DH Europe Finance II Sarl 3.400 11/15/49 789,409
1,000,000 Discover Bank 2.450 09/12/24 976,279
200,000 Discover Bank 4.250 03/13/26 193,762
1,125,000 Discover Bank 3.450 07/27/26 1,063,512
300,000 Discover Bank 5.974 08/09/28 288,957
350,000 Discover Bank 4.650 09/13/28 333,098
325,000 Discover Bank 2.700 02/06/30 275,332
700,000 Discover Financial Services 3.950 11/06/24 688,097
200,000 Discover Financial Services 4.500 01/30/26 197,417
350,000 Discover Financial Services 4.100 02/09/27 335,865
500,000 Discover Financial Services 6.700 11/29/32 523,770
1,500,000 Discover Financial Services 7.964 11/02/34 1,668,723
200,000 Eaton Vance Corp 3.500 04/06/27 191,667
750,000 Equitable Holdings, Inc 5.594 01/11/33 770,099
1,000,000 FactSet Research Systems, Inc 2.900 03/01/27 936,331
1,500,000 Fidelity National Information Services, Inc 1.150 03/01/26 1,385,935
500,000 Fidelity National Information Services, Inc 4.700 07/15/27 499,965
825,000 Fidelity National Information Services, Inc 2.250 03/01/31 696,952
500,000 (a) Fidelity National Information Services, Inc 5.100 07/15/32 510,528
425,000 Fidelity National Information Services, Inc 3.100 03/01/41 315,055
500,000 Fidelity National Information Services, Inc 5.625 07/15/52 507,481
2,000,000 Fiserv, Inc 2.750 07/01/24 1,970,074
1,675,000 Fiserv, Inc 3.850 06/01/25 1,643,277
900,000 Fiserv, Inc 3.200 07/01/26 866,333
1,000,000 Fiserv, Inc 5.450 03/02/28 1,029,855
1,000,000 Fiserv, Inc 5.375 08/21/28 1,028,737
1,125,000 Fiserv, Inc 3.500 07/01/29 1,058,431
2,175,000 Fiserv, Inc 2.650 06/01/30 1,912,135
1,000,000 Fiserv, Inc 5.625 08/21/33 1,047,577
2,300,000 Fiserv, Inc 4.400 07/01/49 2,027,242
750,000 Ford Foundation 2.415 06/01/50 493,554
525,000 Ford Foundation 2.815 06/01/70 334,659
200,000 Franklin Resources, Inc 2.850 03/30/25 194,794
1,500,000 Franklin Resources, Inc 1.600 10/30/30 1,223,415
500,000 Franklin Resources, Inc 2.950 08/12/51 315,760
750,000 FS KKR Capital Corp 4.125 02/01/25 731,045
750,000 FS KKR Capital Corp 3.400 01/15/26 709,705
1,000,000 FS KKR Capital Corp 2.625 01/15/27 897,587
1,500,000 FS KKR Capital Corp 3.125 10/12/28 1,307,230
1,608,000 GE Capital Funding LLC 4.550 05/15/32 1,573,761
450,000 General Motors Financial Co, Inc 4.300 07/13/25 442,197
575,000 Global Payments, Inc 2.650 02/15/25 557,169
2,500,000 Global Payments, Inc 1.200 03/01/26 2,296,762
300,000 Global Payments, Inc 4.800 04/01/26 297,384
1,000,000 Global Payments, Inc 2.150 01/15/27 920,598
500,000 Global Payments, Inc 4.950 08/15/27 500,795
500,000 Global Payments, Inc 4.450 06/01/28 486,704
475,000 Global Payments, Inc 3.200 08/15/29 430,488

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 Global Payments, Inc 5.300% 08/15/29 $ 503,267
325,000 Global Payments, Inc 2.900 05/15/30 285,864
500,000 Global Payments, Inc 5.400 08/15/32 504,874
1,250,000 Global Payments, Inc 4.150 08/15/49 988,593
500,000 Global Payments, Inc 5.950 08/15/52 509,479
500,000 Goldman Sachs BDC, Inc 3.750 02/10/25 489,491
500,000 Goldman Sachs BDC, Inc 2.875 01/15/26 476,140
600,000 Goldman Sachs Group, Inc 3.500 01/23/25 588,334
250,000 Goldman Sachs Group, Inc 3.500 04/01/25 244,314
1,100,000 Goldman Sachs Group, Inc 3.750 05/22/25 1,077,327
2,375,000 Goldman Sachs Group, Inc 3.272 09/29/25 2,334,831
575,000 Goldman Sachs Group, Inc 4.250 10/21/25 564,386
700,000 Goldman Sachs Group, Inc 0.855 02/12/26 663,742
1,125,000 Goldman Sachs Group, Inc 3.750 02/25/26 1,099,201
1,000,000 Goldman Sachs Group, Inc 5.798 08/10/26 1,009,660
425,000 Goldman Sachs Group, Inc 3.500 11/16/26 409,229
2,700,000 Goldman Sachs Group, Inc 1.093 12/09/26 2,486,610
125,000 Goldman Sachs Group, Inc 5.950 01/15/27 128,551
3,950,000 Goldman Sachs Group, Inc 3.850 01/26/27 3,841,437
2,600,000 Goldman Sachs Group, Inc 1.431 03/09/27 2,397,428
2,000,000 Goldman Sachs Group, Inc 4.387 06/15/27 1,968,192
5,000,000 Goldman Sachs Group, Inc 1.542 09/10/27 4,535,086
6,500,000 Goldman Sachs Group, Inc 1.948 10/21/27 5,946,334
2,000,000 Goldman Sachs Group, Inc 2.640 02/24/28 1,854,019
3,000,000 Goldman Sachs Group, Inc 3.615 03/15/28 2,877,406
4,475,000 Goldman Sachs Group, Inc 3.691 06/05/28 4,275,580
2,000,000 Goldman Sachs Group, Inc 4.482 08/23/28 1,964,690
8,525,000 Goldman Sachs Group, Inc 3.814 04/23/29 8,093,371
2,550,000 Goldman Sachs Group, Inc 4.223 05/01/29 2,466,684
2,000,000 Goldman Sachs Group, Inc 6.484 10/24/29 2,122,095
2,500,000 Goldman Sachs Group, Inc 2.600 02/07/30 2,196,853
2,500,000 Goldman Sachs Group, Inc 3.800 03/15/30 2,348,932
5,000,000 Goldman Sachs Group, Inc 1.992 01/27/32 4,039,944
2,050,000 Goldman Sachs Group, Inc 2.615 04/22/32 1,720,788
2,550,000 Goldman Sachs Group, Inc 2.383 07/21/32 2,095,147
1,500,000 Goldman Sachs Group, Inc 2.650 10/21/32 1,249,968
2,000,000 Goldman Sachs Group, Inc 3.102 02/24/33 1,716,829
3,000,000 Goldman Sachs Group, Inc 6.561 10/24/34 3,296,737
900,000 Goldman Sachs Group, Inc 6.750 10/01/37 990,662
2,425,000 Goldman Sachs Group, Inc 4.017 10/31/38 2,115,488
4,525,000 Goldman Sachs Group, Inc 4.411 04/23/39 4,091,723
2,475,000 Goldman Sachs Group, Inc 6.250 02/01/41 2,760,371
1,900,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,454,936
2,000,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,562,094
1,225,000 Goldman Sachs Group, Inc 4.800 07/08/44 1,157,168
1,650,000 Goldman Sachs Group, Inc 5.150 05/22/45 1,595,081
200,000 Goldman Sachs Group, Inc 4.750 10/21/45 189,503
1,250,000 Golub Capital BDC, Inc 2.500 08/24/26 1,132,883
1,000,000 Golub Capital BDC, Inc 2.050 02/15/27 877,690
300,000 Golub Capital BDC, Inc 7.050 12/05/28 314,481
1,000,000 Hercules Capital, Inc 3.375 01/20/27 909,914
825,000 Intercontinental Exchange, Inc 3.750 12/01/25 811,192
1,000,000 Intercontinental Exchange, Inc 3.100 09/15/27 950,705
500,000 Intercontinental Exchange, Inc 4.000 09/15/27 491,610
500,000 (a) Intercontinental Exchange, Inc 3.750 09/21/28 484,976
1,500,000 Intercontinental Exchange, Inc 4.350 06/15/29 1,495,143
1,500,000 Intercontinental Exchange, Inc 2.100 06/15/30 1,289,494
1,000,000 Intercontinental Exchange, Inc 1.850 09/15/32 799,744
2,000,000 Intercontinental Exchange, Inc 4.600 03/15/33 1,988,446
775,000 Intercontinental Exchange, Inc 2.650 09/15/40 576,783
575,000 Intercontinental Exchange, Inc 4.250 09/21/48 515,433

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Intercontinental Exchange, Inc 3.000% 06/15/50 $ 713,558
1,000,000 Intercontinental Exchange, Inc 4.950 06/15/52 996,161
1,000,000 Intercontinental Exchange, Inc 3.000 09/15/60 674,124
2,000,000 Intercontinental Exchange, Inc 5.200 06/15/62 2,044,056
200,000 Invesco Finance plc 4.000 01/30/24 199,733
800,000 Invesco Finance plc 3.750 01/15/26 778,905
200,000 Invesco Finance plc 5.375 11/30/43 196,043
2,000,000 J Paul Getty Trust 0.391 01/01/24 2,000,000
500,000 (a) Jackson Financial, Inc 5.170 06/08/27 499,044
1,500,000 Jackson Financial, Inc 3.125 11/23/31 1,262,499
500,000 Jackson Financial, Inc 5.670 06/08/32 506,120
1,000,000 Jackson Financial, Inc 4.000 11/23/51 710,341
300,000 Janus Henderson US Holdings, Inc 4.875 08/01/25 296,607
1,000,000 Jefferies Financial Group, Inc 4.850 01/15/27 995,951
500,000 Jefferies Financial Group, Inc 5.875 07/21/28 512,702
1,000,000 Jefferies Financial Group, Inc 4.150 01/23/30 939,056
1,000,000 Jefferies Financial Group, Inc 2.625 10/15/31 828,315
1,000,000 Jefferies Financial Group, Inc 2.750 10/15/32 819,058
600,000 Jefferies Group, Inc 6.450 06/08/27 622,968
5,000,000 Kreditanstalt fuer Wiederaufbau 4.625 08/07/26 5,054,390
3,000,000 (a) Kreditanstalt fuer Wiederaufbau 4.750 10/29/30 3,131,859
2,000,000 Landwirtschaftliche Rentenbank 3.875 06/14/28 1,988,573
1,000,000 Landwirtschaftliche Rentenbank 5.000 10/24/33 1,074,254
150,000 Lazard Group LLC 3.750 02/13/25 146,699
200,000 Lazard Group LLC 3.625 03/01/27 189,220
325,000 Lazard Group LLC 4.500 09/19/28 316,235
425,000 (a) Lazard Group LLC 4.375 03/11/29 411,122
400,000 Legg Mason, Inc 5.625 01/15/44 409,614
500,000 LPL Holdings, Inc 6.750 11/17/28 533,010
1,250,000 Main Street Capital Corp 3.000 07/14/26 1,144,641
1,000,000 Mastercard, Inc 2.000 03/03/25 968,789
425,000 Mastercard, Inc 2.950 11/21/26 409,868
750,000 Mastercard, Inc 3.500 02/26/28 730,332
1,000,000 Mastercard, Inc 4.875 03/09/28 1,030,725
1,000,000 Mastercard, Inc 2.950 06/01/29 941,256
625,000 Mastercard, Inc 1.900 03/15/31 533,168
1,500,000 Mastercard, Inc 2.000 11/18/31 1,265,139
1,000,000 Mastercard, Inc 4.850 03/09/33 1,032,667
200,000 Mastercard, Inc 3.800 11/21/46 174,594
300,000 Mastercard, Inc 3.950 02/26/48 267,796
1,000,000 Mastercard, Inc 3.650 06/01/49 843,633
1,350,000 Mastercard, Inc 3.850 03/26/50 1,177,466
850,000 Mastercard, Inc 2.950 03/15/51 630,214
1,200,000 Moody's Corp 3.250 01/15/28 1,145,111
300,000 Moody's Corp 4.250 02/01/29 296,941
500,000 Moody's Corp 4.250 08/08/32 486,367
1,000,000 Moody's Corp 2.750 08/19/41 728,307
200,000 Moody's Corp 5.250 07/15/44 201,898
300,000 Moody's Corp 4.875 12/17/48 282,534
750,000 Moody's Corp 3.250 05/20/50 551,144
1,000,000 Moody's Corp 3.750 02/25/52 818,109
1,000,000 Moody's Corp 3.100 11/29/61 676,025
1,025,000 Morgan Stanley 2.720 07/22/25 1,008,080
500,000 Morgan Stanley 4.000 07/23/25 492,772
950,000 Morgan Stanley 5.000 11/24/25 948,594
575,000 Morgan Stanley 3.875 01/27/26 563,161
4,000,000 Morgan Stanley 2.630 02/18/26 3,871,281
2,000,000 Morgan Stanley 4.679 07/17/26 1,980,806
500,000 Morgan Stanley 3.125 07/27/26 478,776
400,000 Morgan Stanley 4.350 09/08/26 392,546
5,000,000 Morgan Stanley 0.985 12/10/26 4,600,112

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 2,750,000 Morgan Stanley 3.625% 01/20/27 $ 2,666,090
2,000,000 Morgan Stanley 5.050 01/28/27 2,001,931
1,975,000 Morgan Stanley 3.950 04/23/27 1,917,151
4,975,000 Morgan Stanley 1.593 05/04/27 4,583,902
3,325,000 Morgan Stanley 1.512 07/20/27 3,037,074
2,000,000 Morgan Stanley 4.210 04/20/28 1,954,835
1,575,000 Morgan Stanley 3.591 07/22/28 1,503,564
1,500,000 Morgan Stanley 6.296 10/18/28 1,571,308
2,850,000 Morgan Stanley 3.772 01/24/29 2,717,994
4,000,000 Morgan Stanley 5.123 02/01/29 4,018,190
2,500,000 Morgan Stanley 5.164 04/20/29 2,514,291
2,225,000 Morgan Stanley 5.449 07/20/29 2,267,167
2,500,000 Morgan Stanley 6.407 11/01/29 2,649,461
3,475,000 Morgan Stanley 4.431 01/23/30 3,384,571
5,000,000 Morgan Stanley 2.699 01/22/31 4,370,883
1,500,000 Morgan Stanley 3.622 04/01/31 1,381,840
5,000,000 Morgan Stanley 1.794 02/13/32 3,992,614
150,000 Morgan Stanley 7.250 04/01/32 176,843
2,500,000 Morgan Stanley 1.928 04/28/32 2,010,312
4,000,000 Morgan Stanley 2.239 07/21/32 3,264,967
3,500,000 Morgan Stanley 2.511 10/20/32 2,898,134
3,000,000 Morgan Stanley 2.943 01/21/33 2,551,975
2,000,000 Morgan Stanley 4.889 07/20/33 1,950,139
1,500,000 Morgan Stanley 6.342 10/18/33 1,617,449
2,500,000 Morgan Stanley 5.250 04/21/34 2,499,745
2,025,000 Morgan Stanley 5.424 07/21/34 2,055,128
2,500,000 Morgan Stanley 6.627 11/01/34 2,767,634
1,300,000 Morgan Stanley 2.484 09/16/36 1,030,364
2,000,000 Morgan Stanley 5.297 04/20/37 1,946,194
950,000 Morgan Stanley 5.948 01/19/38 960,730
1,725,000 Morgan Stanley 3.971 07/22/38 1,509,663
2,675,000 Morgan Stanley 4.457 04/22/39 2,474,944
1,525,000 Morgan Stanley 3.217 04/22/42 1,172,993
275,000 Morgan Stanley 6.375 07/24/42 317,685
1,175,000 Morgan Stanley 4.300 01/27/45 1,059,525
2,200,000 Morgan Stanley 4.375 01/22/47 1,979,890
900,000 Morgan Stanley 5.597 03/24/51 968,057
1,425,000 Morgan Stanley 2.802 01/25/52 950,499
1,000,000 Morgan Stanley Direct Lending Fund 4.500 02/11/27 963,603
400,000 NASDAQ, Inc 3.850 06/30/26 389,849
1,500,000 NASDAQ, Inc 5.350 06/28/28 1,544,920
500,000 NASDAQ, Inc 1.650 01/15/31 405,739
1,500,000 NASDAQ, Inc 5.550 02/15/34 1,558,276
500,000 NASDAQ, Inc 2.500 12/21/40 346,526
500,000 NASDAQ, Inc 3.250 04/28/50 352,245
500,000 NASDAQ, Inc 3.950 03/07/52 395,967
900,000 NASDAQ, Inc 5.950 08/15/53 966,713
400,000 NASDAQ, Inc 6.100 06/28/63 431,832
400,000 National Rural Utilities Cooperative Finance Corp 2.850 01/27/25 389,655
1,000,000 National Rural Utilities Cooperative Finance Corp 3.450 06/15/25 979,153
200,000 National Rural Utilities Cooperative Finance Corp 3.250 11/01/25 194,280
1,000,000 National Rural Utilities Cooperative Finance Corp 1.000 06/15/26 916,955
1,500,000 National Rural Utilities Cooperative Finance Corp 4.800 03/15/28 1,517,097
1,000,000 National Rural Utilities Cooperative Finance Corp 5.050 09/15/28 1,025,949
200,000 National Rural Utilities Cooperative Finance Corp 3.900 11/01/28 194,050
300,000 National Rural Utilities Cooperative Finance Corp 3.700 03/15/29 284,724
1,000,000 National Rural Utilities Cooperative Finance Corp 2.400 03/15/30 867,778
1,000,000 National Rural Utilities Cooperative Finance Corp 1.350 03/15/31 784,458
1,000,000 National Rural Utilities Cooperative Finance Corp 1.650 06/15/31 796,537
400,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 379,547
1,500,000 National Rural Utilities Cooperative Finance Corp 5.800 01/15/33 1,588,480

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 375,000 (b) National Rural Utilities Cooperative Finance Corp SOFR 3 M + 3.172% 8.562% 04/30/43 $ 371,079
200,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 191,341
200,000 National Rural Utilities Cooperative Finance Corp 4.400 11/01/48 172,197
550,000 National Rural Utilities Cooperative Finance Corp 4.300 03/15/49 476,623
500,000 National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 515,336
1,000,000 Nomura Holdings, Inc 1.851 07/16/25 946,787
1,000,000 Nomura Holdings, Inc 1.653 07/14/26 914,317
1,000,000 Nomura Holdings, Inc 2.329 01/22/27 916,804
500,000 (a) Nomura Holdings, Inc 5.386 07/06/27 501,739
1,000,000 Nomura Holdings, Inc 5.842 01/18/28 1,021,329
1,000,000 Nomura Holdings, Inc 6.070 07/12/28 1,032,469
1,000,000 Nomura Holdings, Inc 2.172 07/14/28 878,489
1,000,000 Nomura Holdings, Inc 2.710 01/22/29 885,074
500,000 Nomura Holdings, Inc 5.605 07/06/29 510,670
1,500,000 Nomura Holdings, Inc 3.103 01/16/30 1,325,213
500,000 Nomura Holdings, Inc 2.679 07/16/30 426,112
1,500,000 Nomura Holdings, Inc 2.608 07/14/31 1,245,815
1,000,000 Nomura Holdings, Inc 2.999 01/22/32 843,016
1,000,000 Nomura Holdings, Inc 6.181 01/18/33 1,071,317
1,000,000 Nomura Holdings, Inc 6.087 07/12/33 1,063,608
625,000 Northern Trust Corp 3.950 10/30/25 614,115
725,000 Northern Trust Corp 4.000 05/10/27 715,190
500,000 Northern Trust Corp 3.650 08/03/28 483,049
500,000 (a) Northern Trust Corp 3.150 05/03/29 470,802
700,000 Northern Trust Corp 1.950 05/01/30 601,510
100,000 Northern Trust Corp 3.375 05/08/32 92,442
500,000 (a) Northern Trust Corp 6.125 11/02/32 536,917
1,500,000 Oaktree Specialty Lending Corp 2.700 01/15/27 1,340,823
500,000 Oaktree Specialty Lending Corp 7.100 02/15/29 515,650
1,500,000 Oesterreichische Kontrollbank AG. 1.500 02/12/25 1,446,102
2,000,000 Oesterreichische Kontrollbank AG. 0.375 09/17/25 1,865,667
600,000 Oesterreichische Kontrollbank AG. 4.125 01/20/26 596,973
2,500,000 Oesterreichische Kontrollbank AG. 0.500 02/02/26 2,309,666
2,000,000 Oesterreichische Kontrollbank AG. 4.250 03/01/28 2,012,073
500,000 ORIX Corp 3.250 12/04/24 490,071
200,000 ORIX Corp 3.700 07/18/27 193,658
500,000 ORIX Corp 5.000 09/13/27 504,425
1,000,000 (a) ORIX Corp 2.250 03/09/31 847,599
1,000,000 ORIX Corp 4.000 04/13/32 939,705
500,000 ORIX Corp 5.200 09/13/32 517,889
1,000,000 PayPal Holdings, Inc 2.400 10/01/24 978,774
1,000,000 PayPal Holdings, Inc 1.650 06/01/25 954,414
1,000,000 PayPal Holdings, Inc 2.650 10/01/26 949,755
1,000,000 PayPal Holdings, Inc 3.900 06/01/27 983,329
1,000,000 PayPal Holdings, Inc 2.850 10/01/29 914,685
500,000 PayPal Holdings, Inc 2.300 06/01/30 437,034
1,000,000 (a) PayPal Holdings, Inc 3.250 06/01/50 749,650
750,000 PayPal Holdings, Inc 5.050 06/01/52 755,846
750,000 PayPal Holdings, Inc 5.250 06/01/62 742,522
3,000,000 Private Export Funding Corp (PEFCO) 1.400 07/15/28 2,676,693
1,000,000 Prospect Capital Corp 3.364 11/15/26 899,074
1,000,000 Prospect Capital Corp 3.437 10/15/28 840,125
425,000 Raymond James Financial, Inc 4.950 07/15/46 396,479
1,000,000 Raymond James Financial, Inc 3.750 04/01/51 754,333
625,000 S&P Global, Inc 2.450 03/01/27 589,346
1,000,000 S&P Global, Inc 2.700 03/01/29 924,636
500,000 S&P Global, Inc 2.500 12/01/29 450,051
500,000 S&P Global, Inc 1.250 08/15/30 409,264
1,000,000 S&P Global, Inc 2.900 03/01/32 892,579
2,000,000 (d) S&P Global, Inc 5.250 09/15/33 2,092,433
500,000 S&P Global, Inc 3.250 12/01/49 374,028

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 S&P Global, Inc 3.700% 03/01/52 $ 829,817
500,000 S&P Global, Inc 2.300 08/15/60 299,278
1,000,000 S&P Global, Inc 3.900 03/01/62 836,220
1,500,000 Sixth Street Specialty Lending, Inc 2.500 08/01/26 1,371,268
750,000 Sixth Street Specialty Lending, Inc 6.950 08/14/28 772,584
750,000 (a) State Street Corp 3.300 12/16/24 737,867
375,000 State Street Corp 3.550 08/18/25 367,920
1,000,000 State Street Corp 2.354 11/01/25 974,431
500,000 State Street Corp 2.901 03/30/26 485,793
650,000 State Street Corp 2.650 05/19/26 620,595
1,500,000 State Street Corp 5.272 08/03/26 1,521,797
1,000,000 State Street Corp 1.684 11/18/27 917,280
1,000,000 State Street Corp 2.203 02/07/28 928,864
525,000 State Street Corp 5.820 11/04/28 544,749
1,000,000 State Street Corp 5.684 11/21/29 1,033,998
300,000 State Street Corp 4.141 12/03/29 291,477
750,000 State Street Corp 2.400 01/24/30 669,409
1,375,000 State Street Corp 2.200 03/03/31 1,144,409
1,000,000 State Street Corp 2.623 02/07/33 842,051
200,000 State Street Corp 4.421 05/13/33 194,463
750,000 State Street Corp 4.164 08/04/33 707,017
1,000,000 State Street Corp 4.821 01/26/34 983,990
1,000,000 (a) State Street Corp 5.159 05/18/34 1,007,318
500,000 State Street Corp 3.031 11/01/34 446,943
350,000 State Street Corp 6.123 11/21/34 371,565
100,000 Stifel Financial Corp 4.250 07/18/24 98,998
1,000,000 Synchrony Bank 5.625 08/23/27 982,851
500,000 Synchrony Financial 4.375 03/19/24 498,212
250,000 Synchrony Financial 4.250 08/15/24 247,251
600,000 Synchrony Financial 4.500 07/23/25 586,107
300,000 Synchrony Financial 3.700 08/04/26 282,330
900,000 Synchrony Financial 3.950 12/01/27 841,648
500,000 Synchrony Financial 5.150 03/19/29 485,492
2,000,000 Synchrony Financial 2.875 10/28/31 1,601,762
4,000,000 Toyota Motor Credit Corp 1.125 06/18/26 3,693,581
2,000,000 UBS AG. 5.650 09/11/28 2,074,307
1,300,000 UBS Group AG. 3.750 03/26/25 1,273,541
2,750,000 UBS Group AG. 4.550 04/17/26 2,714,066
1,750,000 UBS Group AG. 4.875 05/15/45 1,665,869
2,000,000 United Air (Mileage Plus Holdings LLC) 5.800 01/15/36 2,028,174
3,725,000 Visa, Inc 3.150 12/14/25 3,634,366
2,000,000 Visa, Inc 1.900 04/15/27 1,858,974
1,175,000 Visa, Inc 0.750 08/15/27 1,039,201
700,000 Visa, Inc 2.750 09/15/27 666,375
475,000 Visa, Inc 2.050 04/15/30 417,373
250,000 Visa, Inc 4.150 12/14/35 245,049
1,500,000 Visa, Inc 2.700 04/15/40 1,157,315
2,325,000 Visa, Inc 4.300 12/14/45 2,166,153
1,125,000 Visa, Inc 3.650 09/15/47 949,452
750,000 Visa, Inc 2.000 08/15/50 463,122
550,000 Voya Financial, Inc 3.650 06/15/26 531,854
200,000 Voya Financial, Inc 5.700 07/15/43 195,566
500,000 Western Union Co 2.850 01/10/25 485,802
1,000,000 Western Union Co 1.350 03/15/26 917,590
1,000,000 Western Union Co 2.750 03/15/31 831,863
TOTAL FINANCIAL SERVICES 595,662,595
FOOD, BEVERAGE & TOBACCO - 1.0%
1,300,000 Altria Group, Inc 2.350 05/06/25 1,253,725
727,000 Altria Group, Inc 4.400 02/14/26 720,203
700,000 Altria Group, Inc 2.625 09/16/26 662,045
750,000 Altria Group, Inc 6.200 11/01/28 786,563

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 800,000 Altria Group, Inc 3.400% 05/06/30 $ 729,742
2,175,000 Altria Group, Inc 2.450 02/04/32 1,773,646
800,000 Altria Group, Inc 5.800 02/14/39 814,874
1,500,000 Altria Group, Inc 3.400 02/04/41 1,098,330
925,000 Altria Group, Inc 4.250 08/09/42 751,306
300,000 Altria Group, Inc 4.500 05/02/43 250,187
775,000 (a) Altria Group, Inc 5.375 01/31/44 760,794
900,000 Altria Group, Inc 3.875 09/16/46 674,097
3,375,000 (a) Altria Group, Inc 5.950 02/14/49 3,437,482
1,000,000 Altria Group, Inc 4.450 05/06/50 792,991
1,000,000 Altria Group, Inc 3.700 02/04/51 703,553
1,000,000 Altria Group, Inc 4.000 02/04/61 729,121
4,307,000 Anheuser-Busch Cos LLC 3.650 02/01/26 4,228,648
3,150,000 Anheuser-Busch Cos LLC 4.700 02/01/36 3,139,722
8,875,000 Anheuser-Busch Cos LLC 4.900 02/01/46 8,699,643
1,125,000 Anheuser-Busch InBev Finance, Inc 4.625 02/01/44 1,070,844
625,000 (a) Anheuser-Busch InBev Worldwide, Inc 4.900 01/23/31 650,186
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4.375 04/15/38 1,612,151
100,000 Anheuser-Busch InBev Worldwide, Inc 8.200 01/15/39 133,517
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5.450 01/23/39 2,819,838
500,000 Anheuser-Busch InBev Worldwide, Inc 4.350 06/01/40 467,285
150,000 Anheuser-Busch InBev Worldwide, Inc 4.950 01/15/42 150,042
60,000 Anheuser-Busch InBev Worldwide, Inc 4.600 04/15/48 56,788
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4.439 10/06/48 1,623,824
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5.550 01/23/49 2,176,087
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4.750 04/15/58 1,635,502
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5.800 01/23/59 2,408,696
1,075,000 Archer-Daniels-Midland Co 2.500 08/11/26 1,023,782
1,500,000 Archer-Daniels-Midland Co 3.250 03/27/30 1,399,610
500,000 Archer-Daniels-Midland Co 2.900 03/01/32 444,477
325,000 Archer-Daniels-Midland Co 4.500 08/15/33 325,009
800,000 Archer-Daniels-Midland Co 4.500 03/15/49 743,027
1,000,000 Archer-Daniels-Midland Co 2.700 09/15/51 674,526
2,291,000 BAT Capital Corp 3.222 08/15/24 2,253,678
500,000 BAT Capital Corp 2.789 09/06/24 489,802
929,000 BAT Capital Corp 3.557 08/15/27 886,558
400,000 BAT Capital Corp 2.259 03/25/28 357,914
275,000 BAT Capital Corp 4.906 04/02/30 270,206
1,000,000 BAT Capital Corp 6.343 08/02/30 1,049,903
650,000 BAT Capital Corp 2.726 03/25/31 545,103
500,000 BAT Capital Corp 4.742 03/16/32 479,655
1,000,000 BAT Capital Corp 7.750 10/19/32 1,128,876
1,000,000 BAT Capital Corp 6.421 08/02/33 1,046,292
1,400,000 BAT Capital Corp 4.390 08/15/37 1,172,263
475,000 BAT Capital Corp 3.734 09/25/40 349,175
1,000,000 BAT Capital Corp 7.079 08/02/43 1,061,838
1,625,000 BAT Capital Corp 4.540 08/15/47 1,247,559
900,000 BAT Capital Corp 4.758 09/06/49 713,335
500,000 BAT Capital Corp 5.282 04/02/50 428,680
1,000,000 BAT Capital Corp 3.984 09/25/50 703,780
1,000,000 BAT Capital Corp 5.650 03/16/52 902,642
1,000,000 BAT Capital Corp 7.081 08/02/53 1,069,057
5,000,000 BAT International Finance plc 1.668 03/25/26 4,644,296
500,000 BAT International Finance plc 4.448 03/16/28 491,731
1,000,000 BAT International Finance plc 5.931 02/02/29 1,039,016
200,000 Brown-Forman Corp 3.500 04/15/25 196,154
225,000 Brown-Forman Corp 4.750 04/15/33 229,397
200,000 Brown-Forman Corp 4.000 04/15/38 181,127
200,000 Brown-Forman Corp 4.500 07/15/45 185,458
500,000 Bunge Ltd 1.630 08/17/25 472,675
125,000 Bunge Ltd 3.250 08/15/26 119,964

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 500,000 Bunge Ltd 3.750% 09/25/27 $ 481,815
1,500,000 Bunge Ltd 2.750 05/14/31 1,305,559
500,000 Campbell Soup Co 3.950 03/15/25 492,216
725,000 Campbell Soup Co 4.150 03/15/28 709,901
500,000 Campbell Soup Co 2.375 04/24/30 433,378
800,000 Campbell Soup Co 4.800 03/15/48 728,673
500,000 Campbell Soup Co 3.125 04/24/50 344,705
1,000,000 Coca-Cola Co 3.375 03/25/27 976,611
1,000,000 Coca-Cola Co 1.450 06/01/27 913,671
1,000,000 Coca-Cola Co 1.500 03/05/28 900,584
2,000,000 (a) Coca-Cola Co 1.000 03/15/28 1,763,241
600,000 (a) Coca-Cola Co 2.125 09/06/29 542,142
300,000 Coca-Cola Co 3.450 03/25/30 288,086
800,000 Coca-Cola Co 1.650 06/01/30 685,224
1,500,000 Coca-Cola Co 2.000 03/05/31 1,294,177
2,000,000 Coca-Cola Co 1.375 03/15/31 1,648,657
2,000,000 Coca-Cola Co 2.250 01/05/32 1,744,516
725,000 Coca-Cola Co 2.500 06/01/40 548,157
1,000,000 Coca-Cola Co 2.875 05/05/41 791,858
1,500,000 Coca-Cola Co 2.600 06/01/50 1,036,125
1,500,000 Coca-Cola Co 3.000 03/05/51 1,132,772
1,000,000 (a) Coca-Cola Co 2.750 06/01/60 692,037
300,000 Coca-Cola Consolidated, Inc 3.800 11/25/25 293,949
678,000 Coca-Cola Femsa SAB de C.V. 2.750 01/22/30 606,980
450,000 ConAgra Brands, Inc 4.600 11/01/25 445,572
1,000,000 ConAgra Brands, Inc 5.300 10/01/26 1,012,323
500,000 ConAgra Brands, Inc 1.375 11/01/27 438,795
100,000 ConAgra Brands, Inc 7.000 10/01/28 107,744
1,575,000 ConAgra Brands, Inc 4.850 11/01/28 1,572,370
750,000 ConAgra Brands, Inc 5.300 11/01/38 734,240
750,000 ConAgra Brands, Inc 5.400 11/01/48 726,272
100,000 Constellation Brands, Inc 4.400 11/15/25 98,832
750,000 Constellation Brands, Inc 3.700 12/06/26 730,514
300,000 Constellation Brands, Inc 3.500 05/09/27 288,924
1,000,000 Constellation Brands, Inc 4.350 05/09/27 991,401
700,000 Constellation Brands, Inc 3.600 02/15/28 671,631
300,000 Constellation Brands, Inc 4.650 11/15/28 300,437
1,000,000 Constellation Brands, Inc 3.150 08/01/29 929,374
100,000 Constellation Brands, Inc 2.875 05/01/30 89,567
425,000 Constellation Brands, Inc 2.250 08/01/31 357,113
1,000,000 (a) Constellation Brands, Inc 4.750 05/09/32 996,145
400,000 Constellation Brands, Inc 4.900 05/01/33 402,413
300,000 Constellation Brands, Inc 4.100 02/15/48 255,129
300,000 Constellation Brands, Inc 5.250 11/15/48 296,962
1,250,000 Constellation Brands, Inc 3.750 05/01/50 996,199
750,000 Diageo Capital plc 2.125 10/24/24 730,839
500,000 Diageo Capital plc 1.375 09/29/25 471,996
750,000 Diageo Capital plc 5.300 10/24/27 773,190
425,000 Diageo Capital plc 3.875 05/18/28 415,381
425,000 Diageo Capital plc 5.500 01/24/33 452,396
1,500,000 Diageo Capital plc 5.625 10/05/33 1,617,854
200,000 Diageo Capital plc 5.875 09/30/36 219,279
400,000 Diageo Capital plc 3.875 04/29/43 348,130
100,000 Diageo Investment Corp 4.250 05/11/42 91,160
100,000 Flowers Foods, Inc 3.500 10/01/26 95,895
400,000 Flowers Foods, Inc 2.400 03/15/31 335,727
150,000 General Mills, Inc 4.000 04/17/25 147,894
800,000 General Mills, Inc 3.200 02/10/27 765,675
2,300,000 General Mills, Inc 4.200 04/17/28 2,268,152
1,500,000 General Mills, Inc 5.500 10/17/28 1,554,599
100,000 General Mills, Inc 2.875 04/15/30 90,368

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 1,000,000 General Mills, Inc 2.250% 10/14/31 $ 841,907
175,000 General Mills, Inc 4.950 03/29/33 177,414
951,000 General Mills, Inc 3.000 02/01/51 660,883
500,000 Hershey Co 0.900 06/01/25 473,912
750,000 Hershey Co 4.250 05/04/28 750,092
300,000 Hershey Co 2.450 11/15/29 271,657
500,000 Hershey Co 1.700 06/01/30 425,586
150,000 Hershey Co 4.500 05/04/33 151,038
300,000 Hershey Co 3.375 08/15/46 234,547
300,000 Hershey Co 3.125 11/15/49 228,922
100,000 Hershey Co 2.650 06/01/50 68,698
1,500,000 (a) Hormel Foods Corp 1.700 06/03/28 1,349,466
1,500,000 Hormel Foods Corp 1.800 06/11/30 1,275,320
300,000 Ingredion, Inc 3.200 10/01/26 287,141
750,000 Ingredion, Inc 3.900 06/01/50 548,687
1,475,000 J M Smucker Co 3.500 03/15/25 1,446,262
200,000 J M Smucker Co 3.375 12/15/27 190,080
1,000,000 J M Smucker Co 5.900 11/15/28 1,051,410
150,000 J M Smucker Co 2.375 03/15/30 129,476
425,000 J M Smucker Co 2.125 03/15/32 343,102
1,000,000 (a) J M Smucker Co 6.200 11/15/33 1,090,686
300,000 J M Smucker Co 4.250 03/15/35 278,809
550,000 J M Smucker Co 2.750 09/15/41 384,435
250,000 J M Smucker Co 6.500 11/15/43 278,502
300,000 J M Smucker Co 4.375 03/15/45 262,590
400,000 J M Smucker Co 3.550 03/15/50 294,333
250,000 J M Smucker Co 6.500 11/15/53 288,310
3,000,000 JBS USA LUX S.A. 5.125 02/01/28 2,983,354
3,000,000 JBS USA LUX S.A. 5.750 04/01/33 2,971,760
2,000,000 JBS USA LUX S.A. 6.500 12/01/52 2,010,998
1,800,000 Kellogg Co 3.250 04/01/26 1,744,505
200,000 Kellogg Co 3.400 11/15/27 192,272
800,000 Kellogg Co 4.300 05/15/28 791,943
275,000 Kellogg Co 2.100 06/01/30 236,151
1,000,000 Kellogg Co 5.250 03/01/33 1,025,233
150,000 Kellogg Co 4.500 04/01/46 134,080
66,000 Keurig Dr Pepper, Inc 4.417 05/25/25 65,301
200,000 Keurig Dr Pepper, Inc 3.400 11/15/25 194,327
200,000 Keurig Dr Pepper, Inc 2.550 09/15/26 188,748
2,000,000 Keurig Dr Pepper, Inc 3.950 04/15/29 1,949,785
750,000 Keurig Dr Pepper, Inc 3.200 05/01/30 689,496
1,500,000 Keurig Dr Pepper, Inc 2.250 03/15/31 1,276,221
2,000,000 Keurig Dr Pepper, Inc 4.050 04/15/32 1,924,587
500,000 Keurig Dr Pepper, Inc 4.420 12/15/46 443,759
1,500,000 Keurig Dr Pepper, Inc 3.350 03/15/51 1,119,089
500,000 (a) Keurig Dr Pepper, Inc 4.500 04/15/52 457,169
1,500,000 Kraft Heinz Foods Co 3.000 06/01/26 1,441,017
6,000,000 Kraft Heinz Foods Co 3.875 05/15/27 5,884,926
1,000,000 Kraft Heinz Foods Co 3.750 04/01/30 955,436
1,000,000 Kraft Heinz Foods Co 5.200 07/15/45 978,143
4,000,000 Kraft Heinz Foods Co 4.875 10/01/49 3,790,062
625,000 McCormick & Co, Inc 0.900 02/15/26 575,373
250,000 McCormick & Co, Inc 3.400 08/15/27 238,643
500,000 McCormick & Co, Inc 2.500 04/15/30 436,784
325,000 McCormick & Co, Inc 1.850 02/15/31 265,746
1,000,000 McCormick & Co, Inc 4.950 04/15/33 1,003,710
400,000 McCormick & Co, Inc 4.200 08/15/47 341,116
925,000 Mead Johnson Nutrition Co 4.125 11/15/25 912,260
350,000 Mead Johnson Nutrition Co 4.600 06/01/44 327,392
1,025,000 Molson Coors Beverage Co 3.000 07/15/26 981,686
525,000 Molson Coors Beverage Co 5.000 05/01/42 505,462

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 1,550,000 Molson Coors Beverage Co 4.200% 07/15/46 $ 1,320,771
1,000,000 Mondelez International, Inc 1.500 05/04/25 953,224
1,500,000 Mondelez International, Inc 2.625 03/17/27 1,414,819
356,000 Mondelez International, Inc 2.750 04/13/30 321,551
400,000 Mondelez International, Inc 1.500 02/04/31 325,924
725,000 (a) Mondelez International, Inc 1.875 10/15/32 591,014
1,200,000 Mondelez International, Inc 2.625 09/04/50 805,999
525,000 PepsiCo, Inc 2.750 04/30/25 511,291
425,000 PepsiCo, Inc 3.500 07/17/25 418,091
275,000 PepsiCo, Inc 2.850 02/24/26 265,852
1,300,000 PepsiCo, Inc 2.375 10/06/26 1,235,288
275,000 PepsiCo, Inc 5.125 11/10/26 280,813
150,000 PepsiCo, Inc 2.625 03/19/27 142,241
2,000,000 PepsiCo, Inc 3.600 02/18/28 1,957,814
2,500,000 (a) PepsiCo, Inc 4.450 05/15/28 2,543,555
500,000 PepsiCo, Inc 2.750 03/19/30 459,310
2,275,000 PepsiCo, Inc 1.625 05/01/30 1,937,967
2,000,000 PepsiCo, Inc 1.400 02/25/31 1,653,829
2,000,000 PepsiCo, Inc 1.950 10/21/31 1,698,209
1,100,000 PepsiCo, Inc 3.900 07/18/32 1,075,993
3,000,000 PepsiCo, Inc 4.450 02/15/33 3,071,919
575,000 PepsiCo, Inc 2.625 10/21/41 433,205
750,000 PepsiCo, Inc 2.875 10/15/49 550,430
1,000,000 PepsiCo, Inc 2.750 10/21/51 710,527
1,000,000 PepsiCo, Inc 4.200 07/18/52 925,531
2,500,000 PepsiCo, Inc 4.650 02/15/53 2,484,074
400,000 Philip Morris Interanational, Inc 6.375 05/16/38 447,579
500,000 Philip Morris International, Inc 1.500 05/01/25 477,680
500,000 Philip Morris International, Inc 3.375 08/11/25 487,789
700,000 Philip Morris International, Inc 2.750 02/25/26 670,715
1,000,000 Philip Morris International, Inc 0.875 05/01/26 916,120
1,500,000 Philip Morris International, Inc 5.125 11/17/27 1,526,725
2,500,000 Philip Morris International, Inc 4.875 02/15/28 2,526,710
1,500,000 Philip Morris International, Inc 3.125 03/02/28 1,417,268
1,000,000 Philip Morris International, Inc 5.250 09/07/28 1,028,574
1,450,000 Philip Morris International, Inc 3.375 08/15/29 1,359,713
1,500,000 Philip Morris International, Inc 5.625 11/17/29 1,572,909
2,000,000 Philip Morris International, Inc 5.125 02/15/30 2,032,640
450,000 Philip Morris International, Inc 2.100 05/01/30 386,016
1,000,000 Philip Morris International, Inc 5.500 09/07/30 1,036,385
1,000,000 Philip Morris International, Inc 1.750 11/01/30 824,230
1,500,000 Philip Morris International, Inc 5.750 11/17/32 1,574,191
2,500,000 Philip Morris International, Inc 5.375 02/15/33 2,564,262
1,000,000 Philip Morris International, Inc 5.625 09/07/33 1,044,425
225,000 Philip Morris International, Inc 4.375 11/15/41 199,617
200,000 Philip Morris International, Inc 4.500 03/20/42 179,278
275,000 Philip Morris International, Inc 3.875 08/21/42 225,164
300,000 Philip Morris International, Inc 4.125 03/04/43 253,583
200,000 Philip Morris International, Inc 4.875 11/15/43 187,833
2,000,000 Philip Morris International, Inc 4.250 11/10/44 1,714,991
2,000,000 Pilgrim's Pride Corp 6.250 07/01/33 2,057,848
750,000 Pilgrim's Pride Corp 6.875 05/15/34 809,687
341,000 Reynolds American, Inc 4.450 06/12/25 337,016
750,000 Reynolds American, Inc 5.700 08/15/35 740,149
65,000 Reynolds American, Inc 7.250 06/15/37 70,538
200,000 Reynolds American, Inc 6.150 09/15/43 197,895
1,775,000 Reynolds American, Inc 5.850 08/15/45 1,661,500
500,000 Tyson Foods, Inc 4.000 03/01/26 490,269
1,150,000 Tyson Foods, Inc 3.550 06/02/27 1,096,264
500,000 Tyson Foods, Inc 4.350 03/01/29 485,535
500,000 Tyson Foods, Inc 5.150 08/15/44 458,550

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 300,000 Tyson Foods, Inc 4.550% 06/02/47 $ 251,432
1,700,000 Tyson Foods, Inc 5.100 09/28/48 1,541,664
225,000 Unilever Capital Corp 2.000 07/28/26 212,056
430,000 Unilever Capital Corp 5.900 11/15/32 478,422
TOTAL FOOD, BEVERAGE & TOBACCO 234,765,785
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
275,000 Abbott Laboratories 2.950 03/15/25 269,328
1,708,000 Abbott Laboratories 3.750 11/30/26 1,682,794
625,000 Abbott Laboratories 1.150 01/30/28 557,149
200,000 (a) Abbott Laboratories 1.400 06/30/30 169,225
2,750,000 Abbott Laboratories 4.750 11/30/36 2,816,742
3,450,000 Abbott Laboratories 4.900 11/30/46 3,525,159
1,000,000 AdventHealth Obligated Group 2.795 11/15/51 682,193
500,000 (a) Adventist Health System 2.952 03/01/29 451,433
1,000,000 (a) Adventist Health System 5.430 03/01/32 1,017,140
500,000 Adventist Health System 3.630 03/01/49 378,268
200,000 Advocate Health & Hospitals Corp 3.829 08/15/28 194,368
750,000 Advocate Health & Hospitals Corp 2.211 06/15/30 644,317
100,000 Advocate Health & Hospitals Corp 4.272 08/15/48 89,923
600,000 Advocate Health & Hospitals Corp 3.387 10/15/49 462,530
500,000 Advocate Health & Hospitals Corp 3.008 06/15/50 355,287
325,000 Aetna, Inc 3.500 11/15/24 319,550
440,000 Aetna, Inc 6.625 06/15/36 492,603
350,000 Aetna, Inc 4.500 05/15/42 306,600
500,000 Aetna, Inc 4.125 11/15/42 414,480
1,050,000 Aetna, Inc 3.875 08/15/47 820,935
1,500,000 AHS Hospital Corp 2.780 07/01/51 1,000,566
200,000 Allina Health System 3.887 04/15/49 167,991
520,000 Allina Health System 2.902 11/15/51 350,381
700,000 AmerisourceBergen Corp 3.250 03/01/25 685,246
200,000 AmerisourceBergen Corp 3.450 12/15/27 192,678
1,000,000 AmerisourceBergen Corp 2.800 05/15/30 896,576
1,000,000 AmerisourceBergen Corp 2.700 03/15/31 877,052
700,000 AmerisourceBergen Corp 4.300 12/15/47 626,993
1,000,000 Ascension Health 2.532 11/15/29 892,667
1,000,000 Ascension Health 3.106 11/15/39 784,650
875,000 Ascension Health 3.945 11/15/46 753,497
200,000 Ascension Health 4.847 11/15/53 193,889
500,000 Banner Health 2.338 01/01/30 431,681
750,000 Banner Health 1.897 01/01/31 621,722
750,000 Banner Health 2.913 01/01/51 511,254
1,000,000 Baptist Health South Florida Obligated Group 3.115 11/15/71 596,579
1,000,000 Baptist Healthcare System Obligated Group 3.540 08/15/50 737,817
475,000 Baxter International, Inc 2.600 08/15/26 447,766
2,000,000 Baxter International, Inc 1.915 02/01/27 1,832,420
1,350,000 Baxter International, Inc 2.272 12/01/28 1,208,408
2,000,000 Baxter International, Inc 1.730 04/01/31 1,626,533
1,150,000 (a) Baxter International, Inc 2.539 02/01/32 964,174
300,000 (a) Baxter International, Inc 3.500 08/15/46 218,863
1,000,000 (a) Baxter International, Inc 3.132 12/01/51 687,630
750,000 BayCare Health System, Inc 3.831 11/15/50 621,530
1,500,000 Baylor Scott & White Holdings 1.777 11/15/30 1,248,405
290,000 Baylor Scott & White Holdings 4.185 11/15/45 260,241
200,000 Baylor Scott & White Holdings 3.967 11/15/46 169,806
1,000,000 Baylor Scott & White Holdings 2.839 11/15/50 690,796
165,000 Becton Dickinson & Co 3.734 12/15/24 162,403
1,277,000 Becton Dickinson & Co 3.700 06/06/27 1,237,472
1,000,000 Becton Dickinson & Co 4.693 02/13/28 1,004,257
675,000 Becton Dickinson & Co 2.823 05/20/30 603,293
1,500,000 Becton Dickinson & Co 1.957 02/11/31 1,250,010
1,000,000 Becton Dickinson & Co 4.298 08/22/32 964,695

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 343,000 Becton Dickinson & Co 4.685% 12/15/44 $ 320,523
1,000,000 Becton Dickinson & Co 4.669 06/06/47 933,786
447,000 Becton Dickinson & Co 3.794 05/20/50 364,164
235,000 Beth Israel Lahey Health, Inc 3.080 07/01/51 151,017
200,000 Bon Secours Mercy Health, Inc 4.302 07/01/28 195,441
500,000 Bon Secours Mercy Health, Inc 3.464 06/01/30 456,451
500,000 Bon Secours Mercy Health, Inc 2.095 06/01/31 403,061
500,000 Bon Secours Mercy Health, Inc 3.205 06/01/50 353,153
2,500,000 Boston Scientific Corp 2.650 06/01/30 2,232,231
343,000 Boston Scientific Corp 4.550 03/01/39 326,527
256,000 Boston Scientific Corp 4.700 03/01/49 246,011
200,000 Cardinal Health, Inc 3.750 09/15/25 195,433
1,475,000 Cardinal Health, Inc 3.410 06/15/27 1,415,160
100,000 Cardinal Health, Inc 4.600 03/15/43 89,266
200,000 Cardinal Health, Inc 4.500 11/15/44 174,410
200,000 Cardinal Health, Inc 4.900 09/15/45 182,038
500,000 Cardinal Health, Inc 4.368 06/15/47 427,776
1,000,000 Cedars-Sinai Health System 2.288 08/15/31 831,682
2,000,000 Centene Corp 2.450 07/15/28 1,781,200
2,000,000 Centene Corp 3.000 10/15/30 1,732,087
2,000,000 Centene Corp 2.500 03/01/31 1,666,322
2,000,000 (a) Centene Corp 2.625 08/01/31 1,659,445
1,000,000 Children's Health System of Texas 2.511 08/15/50 624,955
100,000 Children's Hospital Corp 4.115 01/01/47 87,824
1,000,000 Children's Hospital Corp 2.585 02/01/50 648,524
1,000,000 Children's Hospital of Philadelphia 2.704 07/01/50 673,958
200,000 CHRISTUS Health 4.341 07/01/28 195,396
900,000 Cigna Group 3.250 04/15/25 878,177
2,000,000 Cigna Group 4.125 11/15/25 1,974,686
150,000 Cigna Group 4.500 02/25/26 148,913
1,000,000 Cigna Group 1.250 03/15/26 926,690
4,475,000 Cigna Group 3.400 03/01/27 4,312,616
300,000 Cigna Group 3.050 10/15/27 284,503
2,000,000 Cigna Group 4.375 10/15/28 1,983,888
250,000 Cigna Group 2.400 03/15/30 218,899
550,000 Cigna Group 2.375 03/15/31 470,082
2,500,000 Cigna Group 5.400 03/15/33 2,601,246
1,700,000 Cigna Group 4.800 08/15/38 1,643,654
225,000 Cigna Group 3.200 03/15/40 175,886
93,000 Cigna Group 6.125 11/15/41 101,743
975,000 Cigna Group 4.800 07/15/46 907,280
1,150,000 Cigna Group 3.875 10/15/47 935,910
2,450,000 Cigna Group 4.900 12/15/48 2,329,310
750,000 Cigna Group 3.400 03/15/50 555,299
1,100,000 Cigna Group 3.400 03/15/51 813,404
600,000 City of Hope 4.378 08/15/48 511,002
750,000 CommonSpirit Health 2.760 10/01/24 733,384
750,000 CommonSpirit Health 6.073 11/01/27 771,910
1,000,000 CommonSpirit Health 3.347 10/01/29 913,056
1,000,000 CommonSpirit Health 2.782 10/01/30 867,066
300,000 CommonSpirit Health 4.350 11/01/42 258,749
750,000 CommonSpirit Health 3.817 10/01/49 593,695
715,000 CommonSpirit Health 4.187 10/01/49 602,499
500,000 CommonSpirit Health 3.910 10/01/50 393,584
750,000 (a) CommonSpirit Health 6.461 11/01/52 878,269
750,000 Community Health Network, Inc 3.099 05/01/50 503,525
500,000 Corewell Health Obligated Group 3.487 07/15/49 381,661
485,000 Cottage Health Obligated Group 3.304 11/01/49 365,131
1,969,000 CVS Health Corp 3.875 07/20/25 1,934,907
2,550,000 CVS Health Corp 2.875 06/01/26 2,435,309
1,250,000 CVS Health Corp 3.000 08/15/26 1,194,447

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 9,500,000 CVS Health Corp 1.300% 08/21/27 $ 8,437,437
1,000,000 CVS Health Corp 5.000 01/30/29 1,018,349
275,000 CVS Health Corp 3.250 08/15/29 256,257
2,000,000 CVS Health Corp 5.125 02/21/30 2,031,019
1,825,000 CVS Health Corp 1.750 08/21/30 1,507,558
1,000,000 CVS Health Corp 5.250 01/30/31 1,025,789
1,525,000 CVS Health Corp 1.875 02/28/31 1,255,023
1,000,000 CVS Health Corp 2.125 09/15/31 827,879
2,000,000 CVS Health Corp 5.250 02/21/33 2,044,350
850,000 CVS Health Corp 5.300 06/01/33 872,285
4,100,000 CVS Health Corp 4.780 03/25/38 3,884,268
850,000 CVS Health Corp 2.700 08/21/40 605,987
400,000 CVS Health Corp 5.300 12/05/43 386,983
1,800,000 CVS Health Corp 5.125 07/20/45 1,702,951
8,525,000 CVS Health Corp 5.050 03/25/48 7,973,501
2,000,000 CVS Health Corp 5.625 02/21/53 2,027,213
1,500,000 CVS Health Corp 5.875 06/01/53 1,577,720
1,500,000 CVS Health Corp 6.000 06/01/63 1,590,397
100,000 Dartmouth-Hitchcock Health 4.178 08/01/48 79,076
1,000,000 DENTSPLY SIRONA, Inc 3.250 06/01/30 884,021
750,000 DH Europe Finance II Sarl 2.200 11/15/24 730,476
300,000 DH Europe Finance II Sarl 2.600 11/15/29 271,526
550,000 DH Europe Finance II Sarl 3.250 11/15/39 456,148
200,000 Dignity Health 5.267 11/01/64 184,788
400,000 Duke University Health System, Inc 3.920 06/01/47 341,172
400,000 Edwards Lifesciences Corp 4.300 06/15/28 393,680
225,000 Elevance Health, Inc 3.500 08/15/24 221,993
1,625,000 Elevance Health, Inc 3.350 12/01/24 1,594,654
1,500,000 Elevance Health, Inc 2.375 01/15/25 1,456,706
1,000,000 Elevance Health, Inc 1.500 03/15/26 932,704
850,000 Elevance Health, Inc 3.650 12/01/27 824,486
1,225,000 Elevance Health, Inc 4.101 03/01/28 1,207,039
500,000 Elevance Health, Inc 2.875 09/15/29 458,417
1,500,000 Elevance Health, Inc 2.250 05/15/30 1,298,693
1,000,000 Elevance Health, Inc 2.550 03/15/31 868,270
50,000 Elevance Health, Inc 4.100 05/15/32 47,749
500,000 Elevance Health, Inc 5.500 10/15/32 522,841
1,000,000 Elevance Health, Inc 4.750 02/15/33 1,000,344
1,150,000 Elevance Health, Inc 4.625 05/15/42 1,067,247
125,000 Elevance Health, Inc 4.650 01/15/43 115,794
500,000 Elevance Health, Inc 5.100 01/15/44 489,438
425,000 Elevance Health, Inc 4.650 08/15/44 393,049
625,000 Elevance Health, Inc 4.375 12/01/47 556,727
1,800,000 Elevance Health, Inc 4.550 03/01/48 1,639,315
500,000 Elevance Health, Inc 3.700 09/15/49 394,609
650,000 Elevance Health, Inc 3.125 05/15/50 468,369
425,000 Elevance Health, Inc 3.600 03/15/51 332,996
600,000 Elevance Health, Inc 4.550 05/15/52 547,406
1,750,000 Elevance Health, Inc 6.100 10/15/52 1,983,827
450,000 Elevance Health, Inc 5.125 02/15/53 450,580
865,000 Fred Hutchinson Cancer Center 4.966 01/01/52 826,250
3,000,000 GE HealthCare Technologies, Inc 5.650 11/15/27 3,105,147
1,000,000 GE HealthCare Technologies, Inc 5.857 03/15/30 1,050,401
1,500,000 GE HealthCare Technologies, Inc 5.905 11/22/32 1,600,013
1,500,000 GE HealthCare Technologies, Inc 6.377 11/22/52 1,741,713
750,000 Hackensack Meridian Health, Inc 2.675 09/01/41 534,042
200,000 Hackensack Meridian Health, Inc 4.211 07/01/48 176,373
750,000 Hackensack Meridian Health, Inc 2.875 09/01/50 519,444
200,000 Hackensack Meridian Health, Inc 4.500 07/01/57 180,544
685,000 Hartford HealthCare Corp 3.447 07/01/54 488,130
2,000,000 HCA, Inc 4.500 02/15/27 1,976,431

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 2,000,000 HCA, Inc 3.125% 03/15/27 $ 1,895,869
3,000,000 HCA, Inc 5.200 06/01/28 3,030,784
2,500,000 HCA, Inc 5.625 09/01/28 2,558,418
1,000,000 HCA, Inc 3.375 03/15/29 922,667
1,500,000 HCA, Inc 4.125 06/15/29 1,434,179
2,000,000 HCA, Inc 3.500 09/01/30 1,813,053
2,000,000 HCA, Inc 2.375 07/15/31 1,647,938
2,000,000 HCA, Inc 3.625 03/15/32 1,788,349
2,000,000 HCA, Inc 5.500 06/01/33 2,031,405
225,000 HCA, Inc 5.125 06/15/39 214,404
125,000 HCA, Inc 4.375 03/15/42 105,599
875,000 HCA, Inc 5.500 06/15/47 842,379
2,500,000 HCA, Inc 5.250 06/15/49 2,323,913
1,000,000 HCA, Inc 3.500 07/15/51 704,171
1,700,000 HCA, Inc 4.625 03/15/52 1,445,696
500,000 HCA, Inc 5.900 06/01/53 512,527
1,000,000 Hoag Memorial Hospital Presbyterian 3.803 07/15/52 820,568
2,500,000 Humana, Inc 1.350 02/03/27 2,254,670
600,000 Humana, Inc 3.950 03/15/27 586,548
500,000 Humana, Inc 5.750 03/01/28 519,567
750,000 Humana, Inc 5.750 12/01/28 783,956
500,000 Humana, Inc 3.700 03/23/29 480,303
175,000 Humana, Inc 3.125 08/15/29 161,992
325,000 Humana, Inc 2.150 02/03/32 267,245
500,000 Humana, Inc 5.875 03/01/33 532,646
750,000 Humana, Inc 5.950 03/15/34 802,725
200,000 Humana, Inc 4.625 12/01/42 182,267
300,000 Humana, Inc 4.950 10/01/44 283,640
600,000 Humana, Inc 4.800 03/15/47 557,770
500,000 (a) Humana, Inc 3.950 08/15/49 410,513
1,500,000 Humana, Inc 5.500 03/15/53 1,556,880
200,000 Indiana University Health, Inc Obligated Group 3.970 11/01/48 172,679
1,500,000 Indiana University Health, Inc Obligated Group 2.852 11/01/51 1,045,213
1,000,000 (a) Inova Health System Foundation 4.068 05/15/52 860,016
760,000 Integris Baptist Medical Center, Inc 3.875 08/15/50 580,963
445,000 Iowa Health System 3.665 02/15/50 344,679
900,000 (d) IQVIA, Inc 5.700 05/15/28 916,704
1,000,000 (d) IQVIA, Inc 6.250 02/01/29 1,043,947
350,000 Johns Hopkins Health System Corp 3.837 05/15/46 296,665
500,000 Kaiser Foundation Hospitals 3.150 05/01/27 478,171
1,400,000 Kaiser Foundation Hospitals 2.810 06/01/41 1,048,735
100,000 Kaiser Foundation Hospitals 4.875 04/01/42 96,411
1,265,000 Kaiser Foundation Hospitals 4.150 05/01/47 1,117,427
1,000,000 (a) Kaiser Foundation Hospitals 3.266 11/01/49 751,839
1,000,000 Kaiser Foundation Hospitals 3.002 06/01/51 712,226
755,000 Koninklijke Philips NV 5.000 03/15/42 689,582
500,000 Laboratory Corp of America Holdings 2.300 12/01/24 486,320
100,000 Laboratory Corp of America Holdings 3.600 02/01/25 98,288
1,000,000 Laboratory Corp of America Holdings 1.550 06/01/26 924,002
300,000 Laboratory Corp of America Holdings 3.600 09/01/27 289,745
500,000 Laboratory Corp of America Holdings 2.950 12/01/29 449,629
1,000,000 Laboratory Corp of America Holdings 2.700 06/01/31 862,422
800,000 (a) Laboratory Corp of America Holdings 4.700 02/01/45 737,230
100,000 Mass General Brigham, Inc 3.765 07/01/48 83,238
750,000 Mass General Brigham, Inc 3.192 07/01/49 549,452
100,000 Mass General Brigham, Inc 4.117 07/01/55 84,208
1,000,000 Mass General Brigham, Inc 3.342 07/01/60 713,559
200,000 Mayo Clinic 4.000 11/15/47 175,534
200,000 Mayo Clinic 4.128 11/15/52 175,626
2,500,000 Mayo Clinic 3.196 11/15/61 1,715,551
1,000,000 McKesson Corp 0.900 12/03/25 927,127

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 500,000 McKesson Corp 1.300% 08/15/26 $ 458,421
1,000,000 McKesson Corp 4.900 07/15/28 1,017,456
350,000 McKesson Corp 5.100 07/15/33 359,678
200,000 McLaren Health Care Corp 4.386 05/15/48 172,786
135,000 MedStar Health, Inc 3.626 08/15/49 100,828
575,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 572,493
1,000,000 Medtronic Global Holdings S.C.A 4.500 03/30/33 1,000,323
2,777,000 Medtronic, Inc 4.375 03/15/35 2,710,069
1,074,000 Medtronic, Inc 4.625 03/15/45 1,043,579
500,000 Memorial Health Services 3.447 11/01/49 378,921
1,000,000 Memorial Sloan-Kettering Cancer Center 2.955 01/01/50 708,344
200,000 Memorial Sloan-Kettering Cancer Center 4.125 07/01/52 173,740
500,000 Memorial Sloan-Kettering Cancer Center 4.200 07/01/55 437,804
1,000,000 Methodist Hospital 2.705 12/01/50 658,360
500,000 Montefiore Obligated Group 5.246 11/01/48 378,504
750,000 Montefiore Obligated Group 4.287 09/01/50 460,500
1,000,000 Mount Nittany Medical Center Obligated Group 3.799 11/15/52 787,384
100,000 Mount Sinai Hospitals Group, Inc 3.981 07/01/48 81,478
600,000 Mount Sinai Hospitals Group, Inc 3.737 07/01/49 454,916
895,000 Mount Sinai Hospitals Group, Inc 3.391 07/01/50 622,382
1,000,000 MultiCare Health System 2.803 08/15/50 627,144
380,000 MyMichigan Health 3.409 06/01/50 272,001
1,000,000 Nationwide Children's Hospital, Inc 4.556 11/01/52 936,397
1,000,000 New York and Presbyterian Hospital 2.256 08/01/40 688,044
300,000 New York and Presbyterian Hospital 4.024 08/01/45 258,494
150,000 (a) New York and Presbyterian Hospital 4.063 08/01/56 125,931
1,000,000 (a) New York and Presbyterian Hospital 2.606 08/01/60 595,008
500,000 (a) New York and Presbyterian Hospital 3.954 08/01/19 369,533
140,000 Northwell Healthcare, Inc 3.979 11/01/46 113,121
675,000 Northwell Healthcare, Inc 4.260 11/01/47 571,564
500,000 Northwell Healthcare, Inc 3.809 11/01/49 380,224
1,000,000 Northwestern Memorial Healthcare Obligated Group 2.633 07/15/51 660,208
1,000,000 Novant Health, Inc 2.637 11/01/36 771,416
1,000,000 Novant Health, Inc 3.318 11/01/61 666,064
1,000,000 NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery
2.667 10/01/50 622,518
350,000 NYU Langone Hospitals 5.750 07/01/43 372,090
250,000 NYU Langone Hospitals 4.368 07/01/47 226,985
915,000 NYU Langone Hospitals 3.380 07/01/55 650,408
1,000,000 Ochsner LSU Health System of North Louisiana 2.510 05/15/31 689,608
1,000,000 OhioHealth Corp 2.297 11/15/31 841,428
750,000 OhioHealth Corp 3.042 11/15/50 547,889
100,000 Orlando Health Obligated Group 4.089 10/01/48 83,856
1,000,000 Orlando Health Obligated Group 3.327 10/01/50 734,837
750,000 PeaceHealth Obligated Group 1.375 11/15/25 696,635
200,000 PeaceHealth Obligated Group 4.787 11/15/48 174,620
750,000 PeaceHealth Obligated Group 3.218 11/15/50 490,022
500,000 Piedmont Healthcare, Inc 2.044 01/01/32 401,662
500,000 Piedmont Healthcare, Inc 2.719 01/01/42 360,480
1,000,000 Piedmont Healthcare, Inc 2.864 01/01/52 667,280
725,000 Presbyterian Healthcare Services 4.875 08/01/52 718,578
200,000 Providence St. Joseph Health Obligated Group 2.746 10/01/26 187,997
570,000 Providence St. Joseph Health Obligated Group 2.532 10/01/29 498,787
945,000 Providence St. Joseph Health Obligated Group 5.403 10/01/33 962,631
100,000 Providence St. Joseph Health Obligated Group 3.744 10/01/47 76,230
350,000 Providence St. Joseph Health Obligated Group 3.930 10/01/48 272,259
1,000,000 Providence St. Joseph Health Obligated Group 2.700 10/01/51 605,698
785,000 Queen's Health Systems 4.810 07/01/52 753,716
125,000 Quest Diagnostics, Inc 3.500 03/30/25 122,251
225,000 Quest Diagnostics, Inc 3.450 06/01/26 218,750
500,000 Quest Diagnostics, Inc 4.200 06/30/29 490,704
750,000 Quest Diagnostics, Inc 2.950 06/30/30 671,406

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 500,000 Quest Diagnostics, Inc 2.800% 06/30/31 $ 435,805
250,000 Quest Diagnostics, Inc 6.400 11/30/33 277,274
300,000 Quest Diagnostics, Inc 4.700 03/30/45 271,270
1,500,000 Rady Children's Hospital-San Diego 3.154 08/15/51 1,070,299
390,000 Rush Obligated Group 3.922 11/15/29 370,524
200,000 RWJ Barnabas Health, Inc 3.949 07/01/46 165,348
425,000 Sentara Healthcare 2.927 11/01/51 290,517
1,000,000 Sharp HealthCare 2.680 08/01/50 661,769
1,000,000 Smith & Nephew plc 2.032 10/14/30 828,174
400,000 SSM Health Care Corp 3.823 06/01/27 388,451
500,000 SSM Health Care Corp 4.894 06/01/28 500,021
1,620,000 Stanford Health Care 3.027 08/15/51 1,134,242
1,000,000 STERIS Irish FinCo UnLtd Co 2.700 03/15/31 860,321
1,000,000 STERIS Irish FinCo UnLtd Co 3.750 03/15/51 774,377
475,000 Stryker Corp 1.150 06/15/25 449,117
200,000 Stryker Corp 3.375 11/01/25 194,668
1,600,000 Stryker Corp 3.500 03/15/26 1,560,803
500,000 Stryker Corp 3.650 03/07/28 483,573
1,000,000 Stryker Corp 4.850 12/08/28 1,011,462
600,000 Stryker Corp 1.950 06/15/30 513,038
200,000 Stryker Corp 4.100 04/01/43 176,143
200,000 Stryker Corp 4.375 05/15/44 182,366
550,000 Stryker Corp 4.625 03/15/46 526,238
575,000 Stryker Corp 2.900 06/15/50 415,990
1,500,000 Summa Health 3.511 11/15/51 1,070,624
200,000 Sutter Health 3.695 08/15/28 191,591
1,000,000 Sutter Health 2.294 08/15/30 857,110
750,000 Sutter Health 5.164 08/15/33 759,923
500,000 Sutter Health 3.161 08/15/40 392,503
200,000 Sutter Health 4.091 08/15/48 172,711
500,000 Sutter Health 3.361 08/15/50 369,915
135,000 Sutter Health 5.547 08/15/53 143,371
1,000,000 Texas Health Resources 2.328 11/15/50 605,334
100,000 Texas Health Resources 4.330 11/15/55 88,954
1,000,000 Thermo Fisher Scientific, Inc 5.200 01/31/34 1,046,909
450,000 Toledo Hospital 5.750 11/15/38 446,976
2,000,000 Trinity Health Corp 2.632 12/01/40 1,443,885
300,000 Trinity Health Corp 4.125 12/01/45 260,714
185,000 Trinity Health Corp 3.434 12/01/48 145,100
1,000,000 UMass Memorial Health Care Obligated Group 5.363 07/01/52 999,243
500,000 UnitedHealth Group, Inc 3.700 12/15/25 491,918
1,000,000 UnitedHealth Group, Inc 1.250 01/15/26 936,325
3,000,000 UnitedHealth Group, Inc 1.150 05/15/26 2,777,166
200,000 UnitedHealth Group, Inc 3.450 01/15/27 194,747
1,500,000 UnitedHealth Group, Inc 3.700 05/15/27 1,468,906
1,700,000 UnitedHealth Group, Inc 2.950 10/15/27 1,613,922
2,000,000 UnitedHealth Group, Inc 5.250 02/15/28 2,068,141
2,375,000 UnitedHealth Group, Inc 3.850 06/15/28 2,322,271
500,000 UnitedHealth Group, Inc 3.875 12/15/28 489,399
1,500,000 UnitedHealth Group, Inc 4.250 01/15/29 1,497,550
1,500,000 UnitedHealth Group, Inc 4.000 05/15/29 1,477,944
1,000,000 UnitedHealth Group, Inc 2.875 08/15/29 928,150
1,000,000 UnitedHealth Group, Inc 5.300 02/15/30 1,046,432
2,200,000 UnitedHealth Group, Inc 2.000 05/15/30 1,901,455
1,750,000 UnitedHealth Group, Inc 2.300 05/15/31 1,516,407
800,000 UnitedHealth Group, Inc 4.200 05/15/32 782,821
1,500,000 UnitedHealth Group, Inc 5.350 02/15/33 1,586,852
1,500,000 UnitedHealth Group, Inc 4.500 04/15/33 1,490,472
150,000 UnitedHealth Group, Inc 5.800 03/15/36 163,882
365,000 UnitedHealth Group, Inc 6.625 11/15/37 428,034
200,000 UnitedHealth Group, Inc 6.875 02/15/38 241,522

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 275,000 UnitedHealth Group, Inc 3.500% 08/15/39 $ 233,683
1,000,000 UnitedHealth Group, Inc 2.750 05/15/40 757,142
3,000,000 UnitedHealth Group, Inc 3.050 05/15/41 2,344,169
300,000 UnitedHealth Group, Inc 4.375 03/15/42 276,586
350,000 UnitedHealth Group, Inc 3.950 10/15/42 306,242
375,000 UnitedHealth Group, Inc 4.250 03/15/43 347,017
800,000 UnitedHealth Group, Inc 4.200 01/15/47 708,302
300,000 UnitedHealth Group, Inc 4.250 04/15/47 267,579
500,000 UnitedHealth Group, Inc 3.750 10/15/47 411,755
1,700,000 UnitedHealth Group, Inc 4.250 06/15/48 1,518,794
1,000,000 UnitedHealth Group, Inc 3.700 08/15/49 813,533
4,000,000 UnitedHealth Group, Inc 2.900 05/15/50 2,798,965
3,000,000 UnitedHealth Group, Inc 3.250 05/15/51 2,271,951
450,000 UnitedHealth Group, Inc 4.750 05/15/52 432,610
1,500,000 UnitedHealth Group, Inc 5.875 02/15/53 1,698,876
1,500,000 UnitedHealth Group, Inc 5.050 04/15/53 1,515,263
1,250,000 UnitedHealth Group, Inc 3.875 08/15/59 1,017,613
1,000,000 UnitedHealth Group, Inc 3.125 05/15/60 710,544
500,000 UnitedHealth Group, Inc 4.950 05/15/62 493,183
1,000,000 UnitedHealth Group, Inc 6.050 02/15/63 1,153,135
1,500,000 UnitedHealth Group, Inc 5.200 04/15/63 1,530,851
1,000,000 Universal Health Services, Inc 1.650 09/01/26 909,843
1,000,000 Universal Health Services, Inc 2.650 01/15/32 821,520
500,000 UPMC 5.035 05/15/33 506,138
500,000 UPMC 5.377 05/15/43 505,926
370,000 WakeMed 3.286 10/01/52 261,848
200,000 West Virginia United Health System Obligated Group 3.129 06/01/50 131,834
500,000 Willis-Knighton Medical Center 3.065 03/01/51 315,053
1,000,000 Yale Haven Health Services Corp 2.496 07/01/50 620,898
600,000 Zimmer Biomet Holdings, Inc 1.450 11/22/24 578,505
225,000 Zimmer Biomet Holdings, Inc 3.050 01/15/26 217,224
1,000,000 Zimmer Biomet Holdings, Inc 5.350 12/01/28 1,030,246
1,500,000 Zimmer Biomet Holdings, Inc 2.600 11/24/31 1,281,579
TOTAL HEALTH CARE EQUIPMENT & SERVICES 328,977,425
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3.150 08/01/27 478,645
250,000 Church & Dwight Co, Inc 2.300 12/15/31 212,433
500,000 Church & Dwight Co, Inc 5.600 11/15/32 535,776
100,000 Church & Dwight Co, Inc 3.950 08/01/47 83,451
725,000 Church & Dwight Co, Inc 5.000 06/15/52 726,701
300,000 Clorox Co 3.100 10/01/27 283,958
500,000 Clorox Co 3.900 05/15/28 484,055
750,000 Clorox Co 4.400 05/01/29 742,438
1,000,000 Clorox Co 1.800 05/15/30 833,980
375,000 Clorox Co 4.600 05/01/32 373,795
1,000,000 Colgate-Palmolive Co 3.100 08/15/27 965,038
1,000,000 (a) Colgate-Palmolive Co 4.600 03/01/28 1,024,804
60,000 Colgate-Palmolive Co 6.450 06/16/28 64,532
225,000 Colgate-Palmolive Co 3.250 08/15/32 208,752
1,000,000 (a) Colgate-Palmolive Co 4.600 03/01/33 1,026,622
300,000 Colgate-Palmolive Co 4.000 08/15/45 277,393
550,000 Colgate-Palmolive Co 3.700 08/01/47 481,443
125,000 Estee Lauder Cos, Inc 2.000 12/01/24 121,437
450,000 Estee Lauder Cos, Inc 3.150 03/15/27 430,444
200,000 Estee Lauder Cos, Inc 2.375 12/01/29 177,996
100,000 Estee Lauder Cos, Inc 2.600 04/15/30 88,556
1,500,000 Estee Lauder Cos, Inc 1.950 03/15/31 1,256,376
750,000 Estee Lauder Cos, Inc 4.650 05/15/33 753,357
100,000 Estee Lauder Cos, Inc 6.000 05/15/37 109,820
300,000 Estee Lauder Cos, Inc 4.375 06/15/45 272,078
375,000 Estee Lauder Cos, Inc 4.150 03/15/47 324,490

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 700,000 Estee Lauder Cos, Inc 3.125% 12/01/49 $ 509,575
750,000 Estee Lauder Cos, Inc 5.150 05/15/53 763,243
1,000,000 Haleon UK Capital plc 3.125 03/24/25 976,425
1,900,000 Haleon US Capital LLC 3.375 03/24/27 1,828,094
725,000 Haleon US Capital LLC 3.375 03/24/29 685,670
1,500,000 Haleon US Capital LLC 3.625 03/24/32 1,383,597
1,000,000 Haleon US Capital LLC 4.000 03/24/52 847,353
2,500,000 Kenvue, Inc 5.050 03/22/28 2,561,119
1,000,000 Kenvue, Inc 5.000 03/22/30 1,032,134
1,750,000 Kenvue, Inc 4.900 03/22/33 1,803,882
1,250,000 Kenvue, Inc 5.100 03/22/43 1,296,695
1,750,000 Kenvue, Inc 5.050 03/22/53 1,810,537
1,000,000 Kenvue, Inc 5.200 03/22/63 1,045,315
950,000 Kimberly-Clark Corp 3.050 08/15/25 925,438
200,000 Kimberly-Clark Corp 1.050 09/15/27 178,326
412,000 Kimberly-Clark Corp 3.950 11/01/28 405,958
1,500,000 Kimberly-Clark Corp 3.200 04/25/29 1,420,206
1,500,000 Kimberly-Clark Corp 2.000 11/02/31 1,267,050
500,000 Kimberly-Clark Corp 4.500 02/16/33 502,616
200,000 Kimberly-Clark Corp 6.625 08/01/37 237,653
725,000 Kimberly-Clark Corp 3.200 07/30/46 555,110
200,000 Kimberly-Clark Corp 3.900 05/04/47 169,290
300,000 Kimberly-Clark Corp 2.875 02/07/50 215,306
2,000,000 Procter & Gamble Co 0.550 10/29/25 1,868,915
750,000 Procter & Gamble Co 2.700 02/02/26 724,556
2,000,000 Procter & Gamble Co 1.000 04/23/26 1,856,947
1,750,000 Procter & Gamble Co 2.450 11/03/26 1,669,590
1,500,000 Procter & Gamble Co 3.950 01/26/28 1,497,586
2,000,000 Procter & Gamble Co 3.000 03/25/30 1,872,871
1,150,000 Procter & Gamble Co 1.200 10/29/30 952,618
1,500,000 Procter & Gamble Co 1.950 04/23/31 1,297,937
1,500,000 (a) Procter & Gamble Co 4.050 01/26/33 1,502,262
500,000 Unilever Capital Corp 3.375 03/22/25 491,534
450,000 Unilever Capital Corp 3.100 07/30/25 440,055
800,000 Unilever Capital Corp 2.900 05/05/27 763,941
1,150,000 Unilever Capital Corp 3.500 03/22/28 1,115,312
700,000 Unilever Capital Corp 4.875 09/08/28 718,373
1,000,000 Unilever Capital Corp 2.125 09/06/29 891,909
175,000 Unilever Capital Corp 1.375 09/14/30 144,859
200,000 Unilever Capital Corp 1.750 08/12/31 165,999
700,000 Unilever Capital Corp 5.000 12/08/33 726,078
500,000 Unilever Capital Corp 2.625 08/12/51 343,006
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 53,803,310
INSURANCE - 0.7%
500,000 Aegon NV 5.500 04/11/48 474,763
2,000,000 Aflac, Inc 1.125 03/15/26 1,845,826
200,000 Aflac, Inc 2.875 10/15/26 189,977
375,000 Aflac, Inc 3.600 04/01/30 354,072
200,000 Aflac, Inc 4.000 10/15/46 164,353
500,000 Aflac, Inc 4.750 01/15/49 469,352
1,000,000 Alleghany Corp 3.625 05/15/30 944,838
200,000 Alleghany Corp 4.900 09/15/44 193,494
1,000,000 Alleghany Corp 3.250 08/15/51 756,332
300,000 Allied World Assurance Co Holdings Ltd 4.350 10/29/25 292,091
1,000,000 Allstate Corp 0.750 12/15/25 921,953
275,000 Allstate Corp 3.280 12/15/26 265,187
1,000,000 Allstate Corp 1.450 12/15/30 807,793
600,000 Allstate Corp 5.250 03/30/33 612,605
600,000 Allstate Corp 4.500 06/15/43 539,327
975,000 Allstate Corp 4.200 12/15/46 827,622
250,000 Allstate Corp 3.850 08/10/49 201,845

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 200,000 Allstate Corp 8.579% 08/15/53 $ 198,713
325,000 American Financial Group, Inc 5.250 04/02/30 325,635
400,000 American Financial Group, Inc 4.500 06/15/47 334,456
1,500,000 American International Group, Inc 5.125 03/27/33 1,522,170
300,000 American International Group, Inc 4.800 07/10/45 282,177
1,500,000 American International Group, Inc 4.750 04/01/48 1,412,723
300,000 American International Group, Inc 5.750 04/01/48 295,270
1,500,000 American International Group, Inc 4.375 06/30/50 1,338,979
200,000 Aon Corp 4.500 12/15/28 197,545
450,000 Aon Corp 3.750 05/02/29 430,453
450,000 Aon Corp 2.800 05/15/30 398,993
1,000,000 Aon Corp 2.050 08/23/31 816,874
1,000,000 Aon Corp 2.600 12/02/31 847,945
500,000 Aon Corp 5.000 09/12/32 499,281
750,000 Aon Corp 5.350 02/28/33 769,166
200,000 Aon Corp 6.250 09/30/40 215,262
1,000,000 Aon Corp 2.900 08/23/51 651,934
500,000 Aon Corp 3.900 02/28/52 397,291
1,450,000 Aon Global Ltd 3.875 12/15/25 1,420,346
550,000 Aon Global Ltd 4.750 05/15/45 502,623
1,050,000 Arch Capital Group Ltd 4.011 12/15/26 1,019,506
200,000 Arch Capital Group Ltd 5.031 12/15/46 185,263
600,000 Arch Capital Group Ltd 3.635 06/30/50 457,892
300,000 Arch Capital Group US, Inc 5.144 11/01/43 283,598
2,000,000 Arthur J Gallagher & Co 2.400 11/09/31 1,646,170
500,000 Arthur J Gallagher & Co 5.500 03/02/33 508,076
150,000 Arthur J Gallagher & Co 6.500 02/15/34 163,969
125,000 Arthur J Gallagher & Co 3.500 05/20/51 92,597
1,000,000 Arthur J Gallagher & Co 3.050 03/09/52 666,923
250,000 Arthur J Gallagher & Co 6.750 02/15/54 291,695
300,000 Assurant, Inc 4.900 03/27/28 296,626
500,000 Assurant, Inc 3.700 02/22/30 450,198
7,000 Assurant, Inc 6.750 02/15/34 7,575
500,000 Assured Guaranty US Holdings, Inc 6.125 09/15/28 524,789
1,000,000 Assured Guaranty US Holdings, Inc 3.150 06/15/31 886,376
300,000 Assured Guaranty US Holdings, Inc 3.600 09/15/51 214,075
675,000 Athene Holding Ltd 4.125 01/12/28 644,199
500,000 Athene Holding Ltd 6.150 04/03/30 515,754
1,000,000 Athene Holding Ltd 6.650 02/01/33 1,061,298
1,000,000 Athene Holding Ltd 5.875 01/15/34 1,009,144
1,000,000 Athene Holding Ltd 3.950 05/25/51 750,677
1,000,000 Athene Holding Ltd 3.450 05/15/52 671,925
300,000 AXIS Specialty Finance LLC 3.900 07/15/29 284,153
250,000 AXIS Specialty Finance LLC 4.900 01/15/40 207,781
200,000 AXIS Specialty Finance plc 4.000 12/06/27 191,783
1,500,000 (a) Berkshire Hathaway Finance Corp 2.300 03/15/27 1,418,695
100,000 Berkshire Hathaway Finance Corp 1.850 03/12/30 87,006
1,500,000 Berkshire Hathaway Finance Corp 1.450 10/15/30 1,260,237
1,000,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 901,384
2,175,000 Berkshire Hathaway Finance Corp 4.200 08/15/48 2,001,477
1,725,000 Berkshire Hathaway Finance Corp 4.250 01/15/49 1,607,409
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,253,341
1,000,000 (a) Brighthouse Financial, Inc 5.625 05/15/30 1,012,712
236,000 Brighthouse Financial, Inc 4.700 06/22/47 187,573
500,000 Brown & Brown, Inc 4.500 03/15/29 483,639
1,000,000 Brown & Brown, Inc 2.375 03/15/31 819,761
1,000,000 Brown & Brown, Inc 4.200 03/17/32 912,048
500,000 Brown & Brown, Inc 4.950 03/17/52 443,157
450,000 Chubb Corp 6.000 05/11/37 497,506
700,000 Chubb INA Holdings, Inc 3.150 03/15/25 684,512
2,325,000 Chubb INA Holdings, Inc 3.350 05/03/26 2,261,876

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,325,000 Chubb INA Holdings, Inc 1.375% 09/15/30 $ 1,090,011
150,000 Chubb INA Holdings, Inc 4.150 03/13/43 135,417
1,600,000 (a) Chubb INA Holdings, Inc 4.350 11/03/45 1,502,375
425,000 Chubb INA Holdings, Inc 2.850 12/15/51 308,280
1,500,000 Chubb INA Holdings, Inc 3.050 12/15/61 1,073,360
200,000 Cincinnati Financial Corp 6.920 05/15/28 214,439
690,000 CNA Financial Corp 3.950 05/15/24 684,950
200,000 CNA Financial Corp 4.500 03/01/26 197,709
225,000 CNA Financial Corp 3.450 08/15/27 215,281
100,000 CNA Financial Corp 3.900 05/01/29 95,682
1,150,000 CNA Financial Corp 2.050 08/15/30 956,195
1,000,000 CNA Financial Corp 5.500 06/15/33 1,031,105
500,000 CNO Financial Group, Inc 5.250 05/30/29 493,611
500,000 Enstar Group Ltd 4.950 06/01/29 487,328
1,000,000 Enstar Group Ltd 3.100 09/01/31 815,483
1,375,000 Equitable Holdings, Inc 4.350 04/20/28 1,327,576
975,000 Equitable Holdings, Inc 5.000 04/20/48 905,258
300,000 Everest Reinsurance Holdings, Inc 4.868 06/01/44 275,153
250,000 Everest Reinsurance Holdings, Inc 3.500 10/15/50 183,652
1,200,000 Everest Reinsurance Holdings, Inc 3.125 10/15/52 821,368
750,000 F&G Annuities & Life, Inc 7.400 01/13/28 773,388
400,000 Fairfax Financial Holdings Ltd 4.850 04/17/28 393,800
500,000 Fairfax Financial Holdings Ltd 4.625 04/29/30 480,327
1,000,000 Fairfax Financial Holdings Ltd 3.375 03/03/31 878,766
1,000,000 Fairfax Financial Holdings Ltd 5.625 08/16/32 999,030
750,000 (d) Fairfax Financial Holdings Ltd 6.000 12/07/33 769,780
300,000 Fidelity National Financial, Inc 4.500 08/15/28 292,040
1,000,000 Fidelity National Financial, Inc 3.400 06/15/30 891,178
500,000 Fidelity National Financial, Inc 2.450 03/15/31 414,199
400,000 Fidelity National Financial, Inc 3.200 09/17/51 253,337
750,000 First American Financial Corp 4.000 05/15/30 674,526
400,000 First American Financial Corp 2.400 08/15/31 316,245
350,000 Globe Life, Inc 4.550 09/15/28 347,075
350,000 Globe Life, Inc 2.150 08/15/30 292,477
175,000 Globe Life, Inc 4.800 06/15/32 169,406
200,000 Hanover Insurance Group, Inc 4.500 04/15/26 196,316
1,000,000 Hanover Insurance Group, Inc 2.500 09/01/30 819,287
750,000 Hartford Financial Services Group, Inc 2.800 08/19/29 681,026
400,000 Hartford Financial Services Group, Inc 4.300 04/15/43 340,376
450,000 Hartford Financial Services Group, Inc 4.400 03/15/48 393,611
450,000 Hartford Financial Services Group, Inc 3.600 08/19/49 348,608
475,000 Hartford Financial Services Group, Inc 2.900 09/15/51 316,691
500,000 Horace Mann Educators Corp 7.250 09/15/28 531,650
200,000 Kemper Corp 4.350 02/15/25 195,769
500,000 Kemper Corp 2.400 09/30/30 387,271
1,000,000 (a) Kemper Corp 3.800 02/23/32 839,639
175,000 (a) Lincoln National Corp 3.350 03/09/25 170,863
600,000 (a) Lincoln National Corp 3.625 12/12/26 583,502
650,000 (a) Lincoln National Corp 3.050 01/15/30 574,197
1,000,000 Lincoln National Corp 3.400 03/01/32 851,761
150,000 Lincoln National Corp 7.000 06/15/40 168,276
250,000 Lincoln National Corp 4.350 03/01/48 197,969
500,000 (a) Lincoln National Corp 4.375 06/15/50 393,733
800,000 Loews Corp 3.750 04/01/26 778,739
400,000 Loews Corp 3.200 05/15/30 365,228
200,000 Loews Corp 4.125 05/15/43 176,975
700,000 Manulife Financial Corp 4.150 03/04/26 691,320
1,300,000 Manulife Financial Corp 4.061 02/24/32 1,223,722
1,000,000 (a) Manulife Financial Corp 3.703 03/16/32 937,756
200,000 Manulife Financial Corp 5.375 03/04/46 202,393
200,000 Markel Group, Inc 3.350 09/17/29 183,315

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 150,000 Markel Group, Inc 5.000% 04/05/46 $ 136,012
100,000 Markel Group, Inc 4.300 11/01/47 81,565
750,000 Markel Group, Inc 5.000 05/20/49 697,714
200,000 Markel Group, Inc 4.150 09/17/50 162,834
1,500,000 Markel Group, Inc 3.450 05/07/52 1,066,887
1,700,000 Marsh & McLennan Cos, Inc 4.375 03/15/29 1,691,551
450,000 Marsh & McLennan Cos, Inc 2.250 11/15/30 387,341
600,000 (a) Marsh & McLennan Cos, Inc 2.375 12/15/31 511,088
1,000,000 Marsh & McLennan Cos, Inc 5.750 11/01/32 1,075,167
1,000,000 Marsh & McLennan Cos, Inc 5.400 09/15/33 1,052,691
250,000 Marsh & McLennan Cos, Inc 4.750 03/15/39 243,014
100,000 Marsh & McLennan Cos, Inc 4.350 01/30/47 89,674
300,000 Marsh & McLennan Cos, Inc 4.200 03/01/48 259,993
1,200,000 Marsh & McLennan Cos, Inc 4.900 03/15/49 1,161,692
1,000,000 Marsh & McLennan Cos, Inc 2.900 12/15/51 672,545
250,000 Marsh & McLennan Cos, Inc 6.250 11/01/52 286,892
1,000,000 Marsh & McLennan Cos, Inc 5.450 03/15/53 1,045,354
1,000,000 Marsh & McLennan Cos, Inc 5.700 09/15/53 1,086,702
200,000 Mercury General Corp 4.400 03/15/27 190,807
1,530,000 Metlife, Inc 5.700 06/15/35 1,644,545
700,000 MetLife, Inc 3.600 11/13/25 687,269
1,000,000 MetLife, Inc 4.550 03/23/30 1,005,631
1,500,000 MetLife, Inc 5.375 07/15/33 1,563,709
675,000 (a) MetLife, Inc 6.375 06/15/34 758,007
130,000 MetLife, Inc 5.875 02/06/41 141,411
450,000 MetLife, Inc 4.125 08/13/42 398,706
750,000 MetLife, Inc 4.875 11/13/43 731,019
500,000 MetLife, Inc 4.721 12/15/44 471,462
800,000 MetLife, Inc 4.050 03/01/45 689,581
1,650,000 MetLife, Inc 4.600 05/13/46 1,563,449
1,200,000 MetLife, Inc 5.000 07/15/52 1,190,758
1,000,000 MetLife, Inc 5.250 01/15/54 1,026,746
20,000 Nationwide Financial Services, Inc 6.750 05/15/37 19,617
200,000 Old Republic International Corp 4.875 10/01/24 198,433
100,000 Old Republic International Corp 3.875 08/26/26 96,093
1,500,000 Old Republic International Corp 3.850 06/11/51 1,097,382
500,000 PartnerRe Finance B LLC 3.700 07/02/29 473,283
500,000 PartnerRe Finance B LLC 4.500 10/01/50 425,622
1,000,000 Primerica, Inc 2.800 11/19/31 845,861
200,000 Principal Financial Group, Inc 3.400 05/15/25 195,432
850,000 Principal Financial Group, Inc 3.100 11/15/26 809,434
100,000 Principal Financial Group, Inc 3.700 05/15/29 94,220
1,000,000 Principal Financial Group, Inc 2.125 06/15/30 844,235
750,000 Principal Financial Group, Inc 5.375 03/15/33 766,877
100,000 Principal Financial Group, Inc 4.625 09/15/42 90,967
200,000 Principal Financial Group, Inc 4.350 05/15/43 176,425
300,000 Principal Financial Group, Inc 4.300 11/15/46 253,648
750,000 Principal Financial Group, Inc 5.500 03/15/53 756,240
650,000 Progressive Corp 2.450 01/15/27 609,625
750,000 Progressive Corp 2.500 03/15/27 703,678
250,000 Progressive Corp 4.000 03/01/29 246,639
100,000 Progressive Corp 3.200 03/26/30 92,435
125,000 (a) Progressive Corp 3.000 03/15/32 111,510
120,000 Progressive Corp 6.250 12/01/32 133,060
1,000,000 (a) Progressive Corp 4.950 06/15/33 1,025,940
300,000 Progressive Corp 4.350 04/25/44 266,084
300,000 Progressive Corp 3.700 01/26/45 241,033
950,000 (a) Progressive Corp 4.125 04/15/47 836,761
750,000 Progressive Corp 4.200 03/15/48 667,665
100,000 Progressive Corp 3.950 03/26/50 84,463
500,000 Progressive Corp 3.700 03/15/52 403,346

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 200,000 Prudential Financial, Inc 1.500% 03/10/26 $ 186,419
195,000 Prudential Financial, Inc 3.878 03/27/28 190,046
500,000 (a) Prudential Financial, Inc 2.100 03/10/30 438,091
450,000 Prudential Financial, Inc 5.700 12/14/36 486,586
500,000 Prudential Financial, Inc 3.000 03/10/40 388,623
600,000 Prudential Financial, Inc 5.200 03/15/44 597,000
1,700,000 Prudential Financial, Inc 4.600 05/15/44 1,581,747
200,000 Prudential Financial, Inc 5.375 05/15/45 197,209
2,300,000 Prudential Financial, Inc 4.500 09/15/47 2,131,573
300,000 Prudential Financial, Inc 4.418 03/27/48 263,654
2,400,000 Prudential Financial, Inc 5.700 09/15/48 2,304,036
799,000 Prudential Financial, Inc 3.935 12/07/49 657,279
450,000 Prudential Financial, Inc 4.350 02/25/50 398,481
1,000,000 Prudential Financial, Inc 3.700 03/13/51 789,842
675,000 Prudential Financial, Inc 5.125 03/01/52 634,372
1,000,000 Prudential Financial, Inc 6.000 09/01/52 995,200
1,500,000 Prudential Financial, Inc 6.750 03/01/53 1,562,868
200,000 Prudential Funding Asia plc 3.125 04/14/30 181,493
1,000,000 Prudential Funding Asia plc 3.625 03/24/32 903,435
750,000 Reinsurance Group of America, Inc 3.900 05/15/29 713,413
350,000 Reinsurance Group of America, Inc 3.150 06/15/30 314,130
1,000,000 Reinsurance Group of America, Inc 6.000 09/15/33 1,048,497
200,000 RenaissanceRe Finance, Inc 3.700 04/01/25 194,989
200,000 RenaissanceRe Finance, Inc 3.450 07/01/27 188,838
300,000 RenaissanceRe Holdings Ltd 3.600 04/15/29 278,299
1,000,000 RenaissanceRe Holdings Ltd 5.750 06/05/33 1,007,567
1,000,000 Stewart Information Services Corp 3.600 11/15/31 778,925
20,000 Transatlantic Holdings, Inc 8.000 11/30/39 25,831
600,000 Travelers Cos, Inc 5.350 11/01/40 625,050
200,000 Travelers Cos, Inc 4.600 08/01/43 190,705
250,000 Travelers Cos, Inc 4.300 08/25/45 223,561
1,100,000 Travelers Cos, Inc 4.000 05/30/47 946,257
500,000 Travelers Cos, Inc 4.050 03/07/48 434,066
900,000 Travelers Cos, Inc 4.100 03/04/49 781,004
2,000,000 Travelers Cos, Inc 3.050 06/08/51 1,469,041
1,000,000 Travelers Cos, Inc 5.450 05/25/53 1,078,281
100,000 Travelers Property Casualty Corp 6.375 03/15/33 114,020
200,000 Trinity Acquisition plc 4.400 03/15/26 197,415
500,000 Unum Group 4.000 06/15/29 474,509
300,000 Unum Group 5.750 08/15/42 291,835
500,000 Unum Group 4.500 12/15/49 394,327
1,000,000 Unum Group 4.125 06/15/51 746,463
200,000 Voya Financial, Inc 4.800 06/15/46 172,266
200,000 W R Berkley Corp 4.750 08/01/44 179,151
650,000 W R Berkley Corp 4.000 05/12/50 517,128
1,000,000 W R Berkley Corp 3.550 03/30/52 718,245
400,000 W R Berkley Corp 3.150 09/30/61 251,306
1,000,000 Willis North America, Inc 4.650 06/15/27 988,976
500,000 Willis North America, Inc 4.500 09/15/28 486,696
900,000 Willis North America, Inc 2.950 09/15/29 804,949
1,000,000 Willis North America, Inc 5.350 05/15/33 1,009,931
300,000 Willis North America, Inc 5.050 09/15/48 279,432
500,000 Willis North America, Inc 3.875 09/15/49 386,374
200,000 XL Group Ltd 5.250 12/15/43 191,418
TOTAL INSURANCE 154,622,114
MATERIALS - 0.8%
175,000 Air Products and Chemicals, Inc 1.500 10/15/25 165,537
500,000 Air Products and Chemicals, Inc 1.850 05/15/27 460,875
2,125,000 Air Products and Chemicals, Inc 2.050 05/15/30 1,856,759
1,000,000 Air Products and Chemicals, Inc 4.800 03/03/33 1,031,887
125,000 Air Products and Chemicals, Inc 2.700 05/15/40 95,217

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,250,000 (a) Air Products and Chemicals, Inc 2.800% 05/15/50 $ 889,207
750,000 Albemarle Corp 4.650 06/01/27 736,351
1,000,000 Albemarle Corp 5.650 06/01/52 927,807
500,000 Amcor Finance USA, Inc 3.625 04/28/26 482,698
400,000 Amcor Finance USA, Inc 4.500 05/15/28 391,200
1,000,000 Amcor Finance USA, Inc 5.625 05/26/33 1,039,706
100,000 Amcor Flexibles North America, Inc 3.100 09/15/26 93,816
200,000 Amcor Flexibles North America, Inc 2.630 06/19/30 172,887
2,000,000 Amcor Flexibles North America, Inc 2.690 05/25/31 1,721,512
1,000,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 899,665
375,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 326,030
1,000,000 AptarGroup, Inc 3.600 03/15/32 898,137
1,500,000 ArcelorMittal S.A. 6.550 11/29/27 1,574,954
2,000,000 ArcelorMittal S.A. 6.800 11/29/32 2,162,816
300,000 Avery Dennison Corp 4.875 12/06/28 304,036
500,000 Avery Dennison Corp 2.650 04/30/30 441,743
1,000,000 Avery Dennison Corp 2.250 02/15/32 826,529
1,000,000 Avery Dennison Corp 5.750 03/15/33 1,055,428
1,500,000 Barrick North America Finance LLC 5.750 05/01/43 1,604,610
100,000 Barrick PD Australia Finance Pty Ltd 5.950 10/15/39 106,988
1,375,000 Berry Global, Inc 1.570 01/15/26 1,277,369
625,000 Berry Global, Inc 1.650 01/15/27 562,704
1,000,000 (d) Berry Global, Inc 5.500 04/15/28 1,010,959
1,500,000 BHP Billiton Finance USA Ltd 4.750 02/28/28 1,515,445
1,500,000 BHP Billiton Finance USA Ltd 5.100 09/08/28 1,539,357
1,000,000 BHP Billiton Finance USA Ltd 5.250 09/08/30 1,036,004
1,500,000 BHP Billiton Finance USA Ltd 4.900 02/28/33 1,533,865
1,500,000 BHP Billiton Finance USA Ltd 5.250 09/08/33 1,555,524
825,000 BHP Billiton Finance USA Ltd 4.125 02/24/42 746,650
1,925,000 BHP Billiton Finance USA Ltd 5.000 09/30/43 1,939,443
575,000 BHP Billiton Finance USA Ltd 5.500 09/08/53 626,955
500,000 Cabot Corp 4.000 07/01/29 474,159
1,000,000 Cabot Corp 5.000 06/30/32 984,387
177,000 Celanese US Holdings LLC 3.500 05/08/24 175,341
271,000 Celanese US Holdings LLC 6.050 03/15/25 272,660
1,000,000 Celanese US Holdings LLC 1.400 08/05/26 911,265
1,000,000 Celanese US Holdings LLC 6.165 07/15/27 1,025,356
1,000,000 Celanese US Holdings LLC 6.350 11/15/28 1,048,716
1,000,000 Celanese US Holdings LLC 6.330 07/15/29 1,048,272
1,000,000 Celanese US Holdings LLC 6.550 11/15/30 1,057,127
1,000,000 (a) Celanese US Holdings LLC 6.379 07/15/32 1,057,086
1,000,000 Celanese US Holdings LLC 6.700 11/15/33 1,084,598
400,000 Celulosa Arauco y Constitucion S.A. 4.500 08/01/24 395,109
375,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 350,378
200,000 Celulosa Arauco y Constitucion S.A. 5.500 11/02/47 172,705
14,000 Dow Chemical Co 4.550 11/30/25 13,743
300,000 Dow Chemical Co 4.800 11/30/28 303,528
81,000 Dow Chemical Co 7.375 11/01/29 91,458
1,000,000 Dow Chemical Co 2.100 11/15/30 855,739
1,000,000 (a) Dow Chemical Co 6.300 03/15/33 1,101,765
982,000 Dow Chemical Co 4.250 10/01/34 939,413
131,000 Dow Chemical Co 9.400 05/15/39 182,194
275,000 Dow Chemical Co 5.250 11/15/41 269,791
1,200,000 Dow Chemical Co 4.375 11/15/42 1,059,510
400,000 Dow Chemical Co 4.625 10/01/44 366,632
825,000 Dow Chemical Co 5.550 11/30/48 843,816
750,000 Dow Chemical Co 4.800 05/15/49 687,058
1,000,000 Dow Chemical Co 3.600 11/15/50 772,405
500,000 (a) Dow Chemical Co 6.900 05/15/53 600,853
1,600,000 DowDuPont, Inc 4.493 11/15/25 1,588,213
2,325,000 (a) DowDuPont, Inc 5.419 11/15/48 2,416,293

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 2,300,000 DuPont de Nemours, Inc 4.725% 11/15/28 $ 2,333,859
150,000 DuPont de Nemours, Inc 5.319 11/15/38 153,851
1,500,000 Eagle Materials, Inc 2.500 07/01/31 1,271,858
727,000 Eastman Chemical Co 3.800 03/15/25 714,239
700,000 Eastman Chemical Co 4.500 12/01/28 685,189
1,650,000 Eastman Chemical Co 5.750 03/08/33 1,704,809
150,000 Eastman Chemical Co 4.800 09/01/42 135,896
525,000 Eastman Chemical Co 4.650 10/15/44 460,743
750,000 Ecolab, Inc 2.700 11/01/26 717,735
1,000,000 Ecolab, Inc 1.650 02/01/27 918,328
300,000 Ecolab, Inc 3.250 12/01/27 287,829
1,000,000 Ecolab, Inc 5.250 01/15/28 1,032,103
1,000,000 Ecolab, Inc 1.300 01/30/31 816,623
1,000,000 (a) Ecolab, Inc 2.125 02/01/32 850,879
150,000 Ecolab, Inc 2.125 08/15/50 92,016
1,000,000 Ecolab, Inc 2.700 12/15/51 676,758
1,370,000 Ecolab, Inc 2.750 08/18/55 921,559
350,000 EIDP, Inc 1.700 07/15/25 331,958
175,000 EIDP, Inc 2.300 07/15/30 153,442
1,250,000 (a) EIDP, Inc 4.800 05/15/33 1,263,250
500,000 FMC Corp 3.200 10/01/26 472,991
500,000 FMC Corp 3.450 10/01/29 451,858
1,000,000 (a) FMC Corp 5.650 05/18/33 996,284
500,000 FMC Corp 4.500 10/01/49 389,482
500,000 (a) FMC Corp 6.375 05/18/53 511,635
1,000,000 Freeport-McMoRan, Inc 4.125 03/01/28 956,696
1,500,000 Freeport-McMoRan, Inc 4.375 08/01/28 1,440,050
1,000,000 Freeport-McMoRan, Inc 5.250 09/01/29 1,010,636
1,000,000 Freeport-McMoRan, Inc 4.250 03/01/30 939,071
1,000,000 Freeport-McMoRan, Inc 4.625 08/01/30 977,217
750,000 Georgia-Pacific LLC 7.750 11/15/29 865,142
600,000 Huntsman International LLC 4.500 05/01/29 577,975
1,000,000 Huntsman International LLC 2.950 06/15/31 846,902
100,000 International Flavors & Fragrances, Inc 4.450 09/26/28 97,537
200,000 International Flavors & Fragrances, Inc 4.375 06/01/47 153,439
675,000 International Flavors & Fragrances, Inc 5.000 09/26/48 572,904
450,000 International Paper Co 6.000 11/15/41 475,473
390,000 International Paper Co 4.800 06/15/44 357,028
2,425,000 International Paper Co 4.350 08/15/48 2,166,462
1,000,000 (a) Kinross Gold Corp 4.500 07/15/27 977,778
1,000,000 (a),(d) Kinross Gold Corp 6.250 07/15/33 1,048,214
300,000 Linde, Inc 2.650 02/05/25 292,698
725,000 Linde, Inc 1.100 08/10/30 600,057
625,000 Linde, Inc 3.550 11/07/42 517,154
225,000 Linde, Inc 2.000 08/10/50 132,650
150,000 Lubrizol Corp 6.500 10/01/34 174,979
575,000 LYB International Finance BV 5.250 07/15/43 547,428
550,000 LYB International Finance BV 4.875 03/15/44 506,555
491,000 LYB International Finance III LLC 1.250 10/01/25 458,615
150,000 LYB International Finance III LLC 2.250 10/01/30 128,458
1,000,000 (a) LYB International Finance III LLC 5.625 05/15/33 1,044,656
1,150,000 LYB International Finance III LLC 3.375 10/01/40 881,480
1,000,000 LYB International Finance III LLC 4.200 10/15/49 790,263
750,000 LYB International Finance III LLC 4.200 05/01/50 597,114
1,000,000 LYB International Finance III LLC 3.625 04/01/51 727,615
500,000 LYB International Finance III LLC 3.800 10/01/60 353,913
475,000 LyondellBasell Industries NV 4.625 02/26/55 411,653
200,000 Martin Marietta Materials, Inc 3.450 06/01/27 191,426
325,000 Martin Marietta Materials, Inc 3.500 12/15/27 311,133
250,000 Martin Marietta Materials, Inc 2.500 03/15/30 220,099
1,000,000 Martin Marietta Materials, Inc 2.400 07/15/31 848,336

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 450,000 Martin Marietta Materials, Inc 4.250% 12/15/47 $ 394,527
1,000,000 Martin Marietta Materials, Inc 3.200 07/15/51 742,588
800,000 Mosaic Co 4.050 11/15/27 780,101
750,000 Mosaic Co 5.375 11/15/28 765,414
300,000 Mosaic Co 5.450 11/15/33 306,248
100,000 Mosaic Co 4.875 11/15/41 89,170
600,000 Mosaic Co 5.625 11/15/43 591,332
1,300,000 Newmont Corp 2.800 10/01/29 1,186,121
250,000 Newmont Corp 2.250 10/01/30 215,775
1,350,000 (a) Newmont Corp 2.600 07/15/32 1,153,983
298,000 Newmont Corp 5.875 04/01/35 320,504
235,000 Newmont Corp 6.250 10/01/39 260,617
975,000 Newmont Corp 4.875 03/15/42 946,508
300,000 Newmont Corp 5.450 06/09/44 304,639
275,000 Nucor Corp 2.000 06/01/25 263,996
500,000 Nucor Corp 4.300 05/23/27 495,113
425,000 Nucor Corp 3.950 05/01/28 415,020
3,150,000 (a) Nucor Corp 2.700 06/01/30 2,851,619
500,000 Nucor Corp 3.125 04/01/32 448,997
1,000,000 Nucor Corp 2.979 12/15/55 675,232
200,000 Nutrien Ltd 3.000 04/01/25 194,141
1,000,000 Nutrien Ltd 5.950 11/07/25 1,017,367
700,000 Nutrien Ltd 4.000 12/15/26 684,431
1,000,000 (a) Nutrien Ltd 4.900 03/27/28 1,009,004
550,000 Nutrien Ltd 4.200 04/01/29 538,645
500,000 Nutrien Ltd 2.950 05/13/30 451,549
200,000 Nutrien Ltd 4.125 03/15/35 184,863
200,000 Nutrien Ltd 5.625 12/01/40 201,052
200,000 Nutrien Ltd 4.900 06/01/43 186,673
691,000 Nutrien Ltd 5.250 01/15/45 671,159
1,050,000 (a) Nutrien Ltd 5.000 04/01/49 993,080
300,000 Nutrien Ltd 3.950 05/13/50 244,416
750,000 (a) Nutrien Ltd 5.800 03/27/53 801,763
550,000 Packaging Corp of America 3.400 12/15/27 523,596
100,000 Packaging Corp of America 3.000 12/15/29 90,512
500,000 Packaging Corp of America 5.700 12/01/33 526,340
500,000 Packaging Corp of America 4.050 12/15/49 409,296
1,500,000 Packaging Corp of America 3.050 10/01/51 1,042,542
500,000 PPG Industries, Inc 2.400 08/15/24 490,044
250,000 PPG Industries, Inc 1.200 03/15/26 231,079
425,000 PPG Industries, Inc 3.750 03/15/28 408,903
500,000 PPG Industries, Inc 2.550 06/15/30 434,329
1,000,000 Praxair, Inc 3.200 01/30/26 971,511
500,000 Reliance Steel & Aluminum Co 1.300 08/15/25 467,665
500,000 Reliance Steel & Aluminum Co 2.150 08/15/30 422,010
414,000 Rio Tinto Alcan, Inc 6.125 12/15/33 453,933
350,000 Rio Tinto Finance USA Ltd 5.200 11/02/40 360,154
2,000,000 Rio Tinto Finance USA Ltd 2.750 11/02/51 1,366,656
1,500,000 (a) Rio Tinto Finance USA plc 5.000 03/09/33 1,557,741
1,400,000 Rio Tinto Finance USA plc 4.125 08/21/42 1,263,547
1,000,000 Rio Tinto Finance USA plc 5.125 03/09/53 1,039,490
100,000 RPM International, Inc 3.750 03/15/27 96,105
300,000 RPM International, Inc 4.550 03/01/29 295,588
1,000,000 RPM International, Inc 2.950 01/15/32 842,705
100,000 RPM International, Inc 5.250 06/01/45 94,153
200,000 (a) RPM International, Inc 4.250 01/15/48 165,867
200,000 Sherwin-Williams Co 3.450 08/01/25 194,518
1,000,000 Sherwin-Williams Co 4.250 08/08/25 989,726
200,000 Sherwin-Williams Co 3.950 01/15/26 196,090
925,000 Sherwin-Williams Co 3.450 06/01/27 892,856
500,000 Sherwin-Williams Co 2.950 08/15/29 459,963

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 500,000 Sherwin-Williams Co 2.300% 05/15/30 $ 433,603
950,000 Sherwin-Williams Co 2.200 03/15/32 790,113
200,000 Sherwin-Williams Co 4.000 12/15/42 167,381
900,000 Sherwin-Williams Co 4.500 06/01/47 823,172
900,000 Sherwin-Williams Co 3.800 08/15/49 721,604
500,000 Sherwin-Williams Co 3.300 05/15/50 366,737
1,000,000 Sherwin-Williams Co 2.900 03/15/52 688,972
650,000 Sonoco Products Co 2.250 02/01/27 598,604
750,000 Sonoco Products Co 3.125 05/01/30 675,163
1,000,000 Sonoco Products Co 2.850 02/01/32 850,879
800,000 Southern Copper Corp 3.875 04/23/25 785,955
100,000 Southern Copper Corp 7.500 07/27/35 116,137
1,180,000 Southern Copper Corp 6.750 04/16/40 1,321,283
2,000,000 (a) Southern Copper Corp 5.875 04/23/45 2,041,288
250,000 Steel Dynamics, Inc 2.800 12/15/24 243,790
100,000 Steel Dynamics, Inc 2.400 06/15/25 95,830
1,000,000 Steel Dynamics, Inc 1.650 10/15/27 889,886
750,000 Steel Dynamics, Inc 3.450 04/15/30 692,269
100,000 Steel Dynamics, Inc 3.250 01/15/31 90,100
500,000 Steel Dynamics, Inc 3.250 10/15/50 345,780
700,000 Suzano Austria GmbH 2.500 09/15/28 614,703
1,900,000 Suzano Austria GmbH 6.000 01/15/29 1,941,046
1,000,000 Suzano Austria GmbH 3.750 01/15/31 877,040
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,244,687
700,000 Suzano International Finance BV 5.500 01/17/27 708,774
2,000,000 Teck Resources Ltd 3.900 07/15/30 1,855,950
2,000,000 Vale Overseas Ltd 3.750 07/08/30 1,840,832
4,500,000 Vale Overseas Ltd 6.125 06/12/33 4,670,640
1,164,000 Vale Overseas Ltd 6.875 11/21/36 1,270,202
750,000 Vulcan Materials Co 4.500 04/01/25 741,340
100,000 Vulcan Materials Co 3.900 04/01/27 96,784
275,000 Vulcan Materials Co 3.500 06/01/30 255,786
475,000 Vulcan Materials Co 4.500 06/15/47 426,017
200,000 Vulcan Materials Co 4.700 03/01/48 186,467
500,000 Westlake Corp 3.600 08/15/26 482,958
1,000,000 Westlake Corp 3.375 06/15/30 904,641
500,000 Westlake Corp 2.875 08/15/41 350,548
500,000 Westlake Corp 5.000 08/15/46 454,581
200,000 Westlake Corp 4.375 11/15/47 166,457
500,000 Westlake Corp 3.125 08/15/51 330,517
500,000 Westlake Corp 3.375 08/15/61 321,527
250,000 WRKCo, Inc 3.000 09/15/24 245,237
425,000 WRKCo, Inc 3.750 03/15/25 416,947
525,000 WRKCo, Inc 4.650 03/15/26 521,379
300,000 WRKCo, Inc 3.375 09/15/27 283,114
325,000 WRKCo, Inc 4.000 03/15/28 313,397
240,000 WRKCo, Inc 3.900 06/01/28 229,035
950,000 (a) WRKCo, Inc 4.900 03/15/29 955,199
685,000 WRKCo, Inc 4.200 06/01/32 654,249
1,400,000 (a) WRKCo, Inc 3.000 06/15/33 1,206,247
750,000 Yamana Gold, Inc 2.630 08/15/31 632,207
TOTAL MATERIALS 171,913,840
MEDIA & ENTERTAINMENT - 1.0%
675,000 (a) Alphabet, Inc 0.450 08/15/25 633,623
1,250,000 Alphabet, Inc 1.998 08/15/26 1,180,467
1,000,000 Alphabet, Inc 0.800 08/15/27 893,767
850,000 Alphabet, Inc 1.100 08/15/30 704,059
1,000,000 Alphabet, Inc 1.900 08/15/40 693,124
2,800,000 Alphabet, Inc 2.050 08/15/50 1,748,894
1,100,000 Alphabet, Inc 2.250 08/15/60 680,529
200,000 (a) Baidu, Inc 3.075 04/07/25 193,501

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,000,000 Baidu, Inc 1.720% 04/09/26 $ 927,884
500,000 (a) Baidu, Inc 4.375 03/29/28 491,143
500,000 Baidu, Inc 4.875 11/14/28 498,970
300,000 Baidu, Inc 3.425 04/07/30 273,294
750,000 (a) Baidu, Inc 2.375 10/09/30 634,207
1,000,000 Baidu, Inc 2.375 08/23/31 826,818
3,650,000 Charter Communications Operating LLC 4.908 07/23/25 3,615,301
950,000 Charter Communications Operating LLC 3.750 02/15/28 896,845
2,750,000 Charter Communications Operating LLC 4.200 03/15/28 2,641,453
650,000 Charter Communications Operating LLC 2.250 01/15/29 563,984
2,000,000 Charter Communications Operating LLC 2.800 04/01/31 1,686,925
1,500,000 Charter Communications Operating LLC 2.300 02/01/32 1,193,676
500,000 Charter Communications Operating LLC 4.400 04/01/33 461,442
2,500,000 Charter Communications Operating LLC 6.650 02/01/34 2,636,208
750,000 Charter Communications Operating LLC 6.384 10/23/35 761,320
1,500,000 Charter Communications Operating LLC 5.375 04/01/38 1,352,662
1,500,000 Charter Communications Operating LLC 3.500 06/01/41 1,060,211
1,000,000 Charter Communications Operating LLC 3.500 03/01/42 695,586
1,550,000 Charter Communications Operating LLC 6.484 10/23/45 1,523,051
1,400,000 Charter Communications Operating LLC 5.375 05/01/47 1,189,752
1,375,000 Charter Communications Operating LLC 5.750 04/01/48 1,220,283
1,600,000 Charter Communications Operating LLC 5.125 07/01/49 1,299,438
2,500,000 Charter Communications Operating LLC 4.800 03/01/50 1,935,180
2,500,000 Charter Communications Operating LLC 3.700 04/01/51 1,626,074
3,000,000 Charter Communications Operating LLC 3.900 06/01/52 2,017,141
1,000,000 (a) Charter Communications Operating LLC 5.250 04/01/53 837,545
2,000,000 Charter Communications Operating LLC 3.850 04/01/61 1,246,626
1,500,000 Charter Communications Operating LLC 4.400 12/01/61 1,036,533
1,000,000 Charter Communications Operating LLC 3.950 06/30/62 629,112
500,000 Charter Communications Operating LLC 5.500 04/01/63 417,236
350,000 Comcast Corp 3.375 08/15/25 341,785
1,550,000 Comcast Corp 3.950 10/15/25 1,528,758
1,950,000 Comcast Corp 3.150 03/01/26 1,892,990
1,025,000 Comcast Corp 2.350 01/15/27 962,212
1,450,000 Comcast Corp 3.300 02/01/27 1,398,862
750,000 Comcast Corp 5.350 11/15/27 775,228
900,000 Comcast Corp 3.150 02/15/28 857,850
2,675,000 Comcast Corp 4.150 10/15/28 2,637,739
1,000,000 Comcast Corp 4.550 01/15/29 1,004,278
5,000,000 Comcast Corp 3.400 04/01/30 4,680,015
3,300,000 Comcast Corp 4.250 10/15/30 3,252,425
1,950,000 Comcast Corp 1.950 01/15/31 1,645,854
3,850,000 Comcast Corp 1.500 02/15/31 3,155,183
2,250,000 Comcast Corp 5.500 11/15/32 2,396,425
1,925,000 Comcast Corp 4.250 01/15/33 1,870,322
2,000,000 Comcast Corp 4.650 02/15/33 2,012,048
150,000 Comcast Corp 7.050 03/15/33 174,908
1,000,000 Comcast Corp 4.800 05/15/33 1,012,356
200,000 Comcast Corp 4.200 08/15/34 191,128
500,000 Comcast Corp 4.400 08/15/35 482,148
36,000 Comcast Corp 6.500 11/15/35 40,934
3,475,000 Comcast Corp 3.200 07/15/36 2,921,170
3,150,000 Comcast Corp 3.900 03/01/38 2,815,945
1,000,000 Comcast Corp 3.250 11/01/39 810,000
3,800,000 Comcast Corp 3.750 04/01/40 3,268,698
1,275,000 Comcast Corp 3.400 07/15/46 987,619
631,000 Comcast Corp 3.969 11/01/47 529,514
1,500,000 Comcast Corp 4.000 03/01/48 1,258,697
1,407,000 Comcast Corp 3.999 11/01/49 1,174,149
2,525,000 Comcast Corp 3.450 02/01/50 1,938,093
425,000 Comcast Corp 2.800 01/15/51 283,219

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,237,000 Comcast Corp 2.887% 11/01/51 $ 1,513,222
1,050,000 Comcast Corp 2.450 08/15/52 652,575
3,750,000 Comcast Corp 5.350 05/15/53 3,877,427
2,708,000 Comcast Corp 2.937 11/01/56 1,781,106
850,000 Comcast Corp 2.650 08/15/62 522,188
6,758,000 Comcast Corp 2.987 11/01/63 4,355,924
1,000,000 Comcast Corp 5.500 05/15/64 1,051,859
200,000 Discovery Communications LLC 3.900 11/15/24 197,194
350,000 Discovery Communications LLC 3.450 03/15/25 341,075
200,000 Discovery Communications LLC 3.950 06/15/25 195,638
500,000 Discovery Communications LLC 4.900 03/11/26 498,560
2,275,000 Discovery Communications LLC 3.950 03/20/28 2,163,898
1,000,000 Discovery Communications LLC 4.125 05/15/29 947,435
250,000 (a) Discovery Communications LLC 3.625 05/15/30 226,599
1,400,000 Discovery Communications LLC 5.200 09/20/47 1,206,106
1,400,000 Discovery Communications LLC 5.300 05/15/49 1,201,993
500,000 Discovery Communications LLC 4.650 05/15/50 401,636
1,175,000 Discovery Communications LLC 4.000 09/15/55 836,061
1,000,000 Electronic Arts, Inc 1.850 02/15/31 834,491
1,000,000 (a) Electronic Arts, Inc 2.950 02/15/51 707,088
500,000 Fox Corp 3.050 04/07/25 486,722
2,250,000 Fox Corp 4.709 01/25/29 2,237,117
500,000 Fox Corp 3.500 04/08/30 461,278
1,000,000 Fox Corp 6.500 10/13/33 1,082,446
1,500,000 Fox Corp 5.476 01/25/39 1,458,415
650,000 Fox Corp 5.576 01/25/49 626,855
403,000 (a) Grupo Televisa SAB 6.125 01/31/46 417,385
100,000 Interpublic Group of Cos, Inc 4.200 04/15/24 99,430
350,000 Interpublic Group of Cos, Inc 4.650 10/01/28 346,446
500,000 Interpublic Group of Cos, Inc 4.750 03/30/30 491,708
1,000,000 Interpublic Group of Cos, Inc 2.400 03/01/31 844,897
500,000 Interpublic Group of Cos, Inc 5.375 06/15/33 507,807
1,000,000 Interpublic Group of Cos, Inc 3.375 03/01/41 762,551
400,000 Interpublic Group of Cos, Inc 5.400 10/01/48 378,521
2,000,000 Meta Platforms, Inc 3.500 08/15/27 1,947,566
1,500,000 Meta Platforms, Inc 4.600 05/15/28 1,521,879
1,000,000 Meta Platforms, Inc 4.800 05/15/30 1,023,856
2,000,000 Meta Platforms, Inc 3.850 08/15/32 1,902,281
1,500,000 Meta Platforms, Inc 4.950 05/15/33 1,548,179
2,000,000 Meta Platforms, Inc 4.450 08/15/52 1,837,601
2,500,000 Meta Platforms, Inc 5.600 05/15/53 2,709,585
2,500,000 Meta Platforms, Inc 4.650 08/15/62 2,327,482
1,000,000 Meta Platforms, Inc 5.750 05/15/63 1,094,447
870,000 NBCUniversal Media LLC 4.450 01/15/43 795,231
2,500,000 NetFlix, Inc 4.875 04/15/28 2,533,430
2,500,000 NetFlix, Inc 5.875 11/15/28 2,631,957
425,000 Omnicom Group, Inc 3.650 11/01/24 418,233
1,050,000 Omnicom Group, Inc 3.600 04/15/26 1,023,270
750,000 Omnicom Group, Inc 2.450 04/30/30 651,680
325,000 Omnicom Group, Inc 4.200 06/01/30 315,214
700,000 Omnicom Group, Inc 2.600 08/01/31 601,518
341,000 Paramount Global 2.900 01/15/27 315,561
200,000 Paramount Global 3.375 02/15/28 182,846
1,300,000 Paramount Global 3.700 06/01/28 1,201,312
500,000 Paramount Global 4.200 06/01/29 467,244
500,000 Paramount Global 7.875 07/30/30 541,945
1,000,000 (a) Paramount Global 4.950 01/15/31 948,325
1,500,000 (a) Paramount Global 4.200 05/19/32 1,338,755
200,000 Paramount Global 4.850 07/01/42 160,456
2,179,000 Paramount Global 4.375 03/15/43 1,609,857
625,000 Paramount Global 5.850 09/01/43 562,532

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 200,000 Paramount Global 4.900% 08/15/44 $ 157,396
800,000 Paramount Global 4.600 01/15/45 608,376
1,000,000 Paramount Global 4.950 05/19/50 810,262
1,000,000 Take-Two Interactive Software, Inc 3.550 04/14/25 978,576
375,000 Take-Two Interactive Software, Inc 3.700 04/14/27 363,524
1,000,000 Take-Two Interactive Software, Inc 4.950 03/28/28 1,007,410
1,000,000 Take-Two Interactive Software, Inc 4.000 04/14/32 949,588
500,000 Tencent Music Entertainment Group 1.375 09/03/25 468,959
750,000 Tencent Music Entertainment Group 2.000 09/03/30 608,706
1,075,000 Time Warner Cable LLC 6.550 05/01/37 1,059,164
400,000 Time Warner Cable LLC 7.300 07/01/38 412,472
500,000 Time Warner Cable LLC 6.750 06/15/39 495,913
890,000 Time Warner Cable LLC 5.875 11/15/40 805,626
475,000 Time Warner Cable LLC 5.500 09/01/41 410,915
4,375,000 Time Warner Cable LLC 4.500 09/15/42 3,433,219
300,000 Time Warner Entertainment Co LP 8.375 07/15/33 347,363
875,000 TWDC Enterprises 18 Corp 3.150 09/17/25 851,387
500,000 TWDC Enterprises 18 Corp 3.000 02/13/26 483,500
475,000 TWDC Enterprises 18 Corp 1.850 07/30/26 444,264
1,500,000 (a) TWDC Enterprises 18 Corp 2.950 06/15/27 1,439,264
100,000 TWDC Enterprises 18 Corp 4.375 08/16/41 91,711
200,000 TWDC Enterprises 18 Corp 3.700 12/01/42 168,404
1,275,000 TWDC Enterprises 18 Corp 4.125 06/01/44 1,136,989
100,000 TWDC Enterprises 18 Corp 3.000 07/30/46 73,324
150,000 ViacomCBS, Inc 6.875 04/30/36 152,212
700,000 Walt Disney Co 3.700 10/15/25 687,524
8,000,000 Walt Disney Co 1.750 01/13/26 7,571,021
2,000,000 Walt Disney Co 2.200 01/13/28 1,849,555
425,000 Walt Disney Co 2.000 09/01/29 377,094
500,000 (a) Walt Disney Co 3.800 03/22/30 485,377
2,000,000 Walt Disney Co 2.650 01/13/31 1,779,486
229,000 Walt Disney Co 6.400 12/15/35 260,642
325,000 Walt Disney Co 6.650 11/15/37 381,717
1,000,000 Walt Disney Co 3.500 05/13/40 841,577
1,425,000 Walt Disney Co 6.150 02/15/41 1,598,372
225,000 Walt Disney Co 5.400 10/01/43 235,720
500,000 Walt Disney Co 4.750 09/15/44 477,801
300,000 Walt Disney Co 4.950 10/15/45 294,490
700,000 Walt Disney Co 4.750 11/15/46 666,946
1,600,000 Walt Disney Co 2.750 09/01/49 1,096,969
3,000,000 (a) Walt Disney Co 4.700 03/23/50 2,913,277
4,500,000 Walt Disney Co 3.600 01/13/51 3,617,028
1,000,000 Walt Disney Co 3.800 05/13/60 813,794
2,000,000 Warnermedia Holdings, Inc 3.638 03/15/25 1,956,599
7,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 6,707,265
3,325,000 Warnermedia Holdings, Inc 4.054 03/15/29 3,154,729
2,625,000 Warnermedia Holdings, Inc 4.279 03/15/32 2,402,410
2,750,000 Warnermedia Holdings, Inc 5.050 03/15/42 2,424,347
5,850,000 Warnermedia Holdings, Inc 5.141 03/15/52 5,021,381
2,975,000 Warnermedia Holdings, Inc 5.391 03/15/62 2,547,762
375,000 Weibo Corp 3.500 07/05/24 370,785
900,000 Weibo Corp 3.375 07/08/30 776,088
1,500,000 WPP Finance 2010 3.750 09/19/24 1,474,688
TOTAL MEDIA & ENTERTAINMENT 227,693,279
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
3,350,000 AbbVie, Inc 3.800 03/15/25 3,304,283
1,575,000 AbbVie, Inc 3.600 05/14/25 1,546,479
4,150,000 AbbVie, Inc 3.200 05/14/26 4,022,104
4,000,000 AbbVie, Inc 2.950 11/21/26 3,835,589
6,750,000 AbbVie, Inc 3.200 11/21/29 6,309,829
2,250,000 AbbVie, Inc 4.550 03/15/35 2,206,473

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,925,000 AbbVie, Inc 4.500% 05/14/35 $ 1,882,711
675,000 AbbVie, Inc 4.300 05/14/36 646,529
3,300,000 AbbVie, Inc 4.050 11/21/39 2,979,723
2,175,000 AbbVie, Inc 4.400 11/06/42 2,016,590
1,625,000 AbbVie, Inc 4.850 06/15/44 1,581,675
1,310,000 AbbVie, Inc 4.750 03/15/45 1,259,977
925,000 AbbVie, Inc 4.700 05/14/45 880,212
1,350,000 AbbVie, Inc 4.450 05/14/46 1,239,471
1,150,000 AbbVie, Inc 4.875 11/14/48 1,121,079
4,975,000 AbbVie, Inc 4.250 11/21/49 4,433,491
200,000 Agilent Technologies, Inc 3.050 09/22/26 191,056
500,000 Agilent Technologies, Inc 2.750 09/15/29 457,029
1,000,000 Agilent Technologies, Inc 2.100 06/04/30 861,272
1,000,000 Agilent Technologies, Inc 2.300 03/12/31 867,512
950,000 Amgen, Inc 3.625 05/22/24 942,420
775,000 Amgen, Inc 3.125 05/01/25 755,079
1,225,000 Amgen, Inc 2.600 08/19/26 1,164,054
3,250,000 Amgen, Inc 2.200 02/21/27 3,021,946
775,000 Amgen, Inc 3.200 11/02/27 740,343
5,000,000 Amgen, Inc 5.150 03/02/28 5,118,755
1,500,000 Amgen, Inc 1.650 08/15/28 1,326,451
1,000,000 Amgen, Inc 4.050 08/18/29 979,000
1,000,000 Amgen, Inc 2.450 02/21/30 886,788
1,175,000 Amgen, Inc 5.250 03/02/30 1,207,896
500,000 Amgen, Inc 2.300 02/25/31 427,701
850,000 Amgen, Inc 3.350 02/22/32 776,728
1,000,000 Amgen, Inc 4.200 03/01/33 951,192
2,300,000 Amgen, Inc 5.250 03/02/33 2,358,035
1,325,000 Amgen, Inc 3.150 02/21/40 1,031,015
1,500,000 Amgen, Inc 2.800 08/15/41 1,090,662
126,000 Amgen, Inc 5.150 11/15/41 123,178
1,900,000 Amgen, Inc 5.600 03/02/43 1,963,290
2,675,000 Amgen, Inc 4.400 05/01/45 2,374,201
2,128,000 Amgen, Inc 4.563 06/15/48 1,920,882
2,575,000 Amgen, Inc 3.375 02/21/50 1,916,905
2,447,000 Amgen, Inc 4.663 06/15/51 2,224,199
1,000,000 Amgen, Inc 3.000 01/15/52 698,281
1,000,000 Amgen, Inc 4.200 02/22/52 846,333
1,000,000 Amgen, Inc 4.875 03/01/53 934,426
2,950,000 Amgen, Inc 5.650 03/02/53 3,103,653
172,000 Amgen, Inc 2.770 09/01/53 110,362
1,000,000 Amgen, Inc 4.400 02/22/62 844,231
1,250,000 Amgen, Inc 5.750 03/02/63 1,311,430
2,000,000 AstraZeneca Finance LLC 1.200 05/28/26 1,850,663
1,000,000 AstraZeneca Finance LLC 4.875 03/03/28 1,019,520
2,000,000 AstraZeneca Finance LLC 1.750 05/28/28 1,789,463
1,000,000 AstraZeneca Finance LLC 4.900 03/03/30 1,029,362
350,000 AstraZeneca plc 3.375 11/16/25 342,315
1,000,000 AstraZeneca plc 0.700 04/08/26 920,585
950,000 AstraZeneca plc 3.125 06/12/27 912,492
1,700,000 AstraZeneca plc 4.000 01/17/29 1,678,117
1,000,000 AstraZeneca plc 1.375 08/06/30 831,327
1,900,000 AstraZeneca plc 6.450 09/15/37 2,220,503
625,000 AstraZeneca plc 4.000 09/18/42 568,220
500,000 AstraZeneca plc 4.375 11/16/45 469,460
750,000 AstraZeneca plc 4.375 08/17/48 705,356
600,000 AstraZeneca plc 2.125 08/06/50 383,657
1,500,000 AstraZeneca plc 3.000 05/28/51 1,120,501
449,000 Baxalta, Inc 4.000 06/23/25 441,233
149,000 Baxalta, Inc 5.250 06/23/45 148,426
875,000 Biogen, Inc 4.050 09/15/25 860,758

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,800,000 Biogen, Inc 2.250% 05/01/30 $ 1,535,449
1,375,000 Biogen, Inc 3.150 05/01/50 965,473
1,346,000 Biogen, Inc 3.250 02/15/51 965,787
200,000 Bio-Rad Laboratories, Inc 3.300 03/15/27 190,026
525,000 Bio-Rad Laboratories, Inc 3.700 03/15/32 474,054
2,000,000 Bristol-Myers Squibb Co 0.750 11/13/25 1,866,343
1,000,000 Bristol-Myers Squibb Co 1.125 11/13/27 888,283
1,275,000 Bristol-Myers Squibb Co 3.900 02/20/28 1,252,855
874,000 Bristol-Myers Squibb Co 3.400 07/26/29 828,956
1,150,000 Bristol-Myers Squibb Co 1.450 11/13/30 944,432
1,500,000 Bristol-Myers Squibb Co 5.750 02/01/31 1,606,285
1,400,000 Bristol-Myers Squibb Co 2.950 03/15/32 1,244,047
1,250,000 Bristol-Myers Squibb Co 5.900 11/15/33 1,361,911
1,700,000 Bristol-Myers Squibb Co 4.125 06/15/39 1,531,790
125,000 Bristol-Myers Squibb Co 2.350 11/13/40 87,382
375,000 Bristol-Myers Squibb Co 3.550 03/15/42 306,826
650,000 Bristol-Myers Squibb Co 3.250 08/01/42 501,724
500,000 Bristol-Myers Squibb Co 4.350 11/15/47 440,898
1,786,000 Bristol-Myers Squibb Co 4.550 02/20/48 1,617,220
3,900,000 Bristol-Myers Squibb Co 4.250 10/26/49 3,384,298
1,500,000 Bristol-Myers Squibb Co 2.550 11/13/50 950,921
2,075,000 Bristol-Myers Squibb Co 3.700 03/15/52 1,630,602
1,250,000 Bristol-Myers Squibb Co 6.250 11/15/53 1,430,645
1,000,000 Bristol-Myers Squibb Co 3.900 03/15/62 780,330
1,250,000 Bristol-Myers Squibb Co 6.400 11/15/63 1,448,199
200,000 Danaher Corp 3.350 09/15/25 195,480
200,000 Danaher Corp 4.375 09/15/45 185,361
400,000 Danaher Corp 2.600 10/01/50 268,010
750,000 Danaher Corp 2.800 12/10/51 519,396
975,000 Eli Lilly & Co 2.750 06/01/25 948,851
950,000 Eli Lilly & Co 3.100 05/15/27 916,547
850,000 Eli Lilly & Co 4.700 02/27/33 871,627
1,300,000 Eli Lilly & Co 2.250 05/15/50 840,063
1,550,000 Eli Lilly & Co 4.875 02/27/53 1,603,124
750,000 Eli Lilly & Co 2.500 09/15/60 473,414
1,425,000 Eli Lilly & Co 4.950 02/27/63 1,476,061
575,000 Gilead Sciences, Inc 3.500 02/01/25 565,681
1,125,000 Gilead Sciences, Inc 3.650 03/01/26 1,102,177
525,000 Gilead Sciences, Inc 2.950 03/01/27 500,606
5,815,000 Gilead Sciences, Inc 1.650 10/01/30 4,872,175
1,500,000 Gilead Sciences, Inc 5.250 10/15/33 1,563,408
450,000 Gilead Sciences, Inc 4.600 09/01/35 445,104
1,300,000 Gilead Sciences, Inc 4.000 09/01/36 1,195,966
325,000 Gilead Sciences, Inc 2.600 10/01/40 239,340
250,000 Gilead Sciences, Inc 5.650 12/01/41 266,862
1,025,000 Gilead Sciences, Inc 4.800 04/01/44 988,097
950,000 Gilead Sciences, Inc 4.500 02/01/45 878,627
925,000 Gilead Sciences, Inc 4.750 03/01/46 881,413
1,525,000 Gilead Sciences, Inc 4.150 03/01/47 1,326,985
2,600,000 Gilead Sciences, Inc 2.800 10/01/50 1,794,467
1,000,000 Gilead Sciences, Inc 5.550 10/15/53 1,083,512
2,900,000 GlaxoSmithKline Capital plc 3.375 06/01/29 2,792,483
950,000 GlaxoSmithKline Capital, Inc 3.625 05/15/25 933,859
925,000 GlaxoSmithKline Capital, Inc 3.875 05/15/28 911,979
350,000 (a) GlaxoSmithKline Capital, Inc 5.375 04/15/34 377,088
1,243,000 GlaxoSmithKline Capital, Inc 6.375 05/15/38 1,443,233
850,000 (a) GlaxoSmithKline Capital, Inc 4.200 03/18/43 793,165
1,000,000 Illumina, Inc 5.750 12/13/27 1,026,551
1,500,000 Illumina, Inc 2.550 03/23/31 1,268,435
2,000,000 Johnson & Johnson 0.550 09/01/25 1,873,676
1,000,000 Johnson & Johnson 2.450 03/01/26 961,751

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 2,000,000 (a) Johnson & Johnson 0.950% 09/01/27 $ 1,784,576
2,000,000 Johnson & Johnson 1.300 09/01/30 1,678,434
1,000,000 Johnson & Johnson 4.375 12/05/33 1,025,769
250,000 Johnson & Johnson 3.550 03/01/36 231,329
450,000 Johnson & Johnson 3.625 03/03/37 413,951
250,000 Johnson & Johnson 5.950 08/15/37 287,987
675,000 Johnson & Johnson 3.400 01/15/38 598,042
375,000 Johnson & Johnson 5.850 07/15/38 428,557
1,000,000 Johnson & Johnson 2.100 09/01/40 711,371
300,000 (a) Johnson & Johnson 4.500 12/05/43 298,642
1,200,000 Johnson & Johnson 3.700 03/01/46 1,049,861
1,625,000 Johnson & Johnson 3.750 03/03/47 1,429,546
2,100,000 Johnson & Johnson 3.500 01/15/48 1,767,206
1,500,000 Johnson & Johnson 2.250 09/01/50 992,237
1,000,000 Johnson & Johnson 2.450 09/01/60 642,421
1,450,000 Merck & Co, Inc 2.750 02/10/25 1,417,780
2,875,000 Merck & Co, Inc 0.750 02/24/26 2,665,020
2,000,000 Merck & Co, Inc 1.700 06/10/27 1,833,222
1,000,000 Merck & Co, Inc 4.050 05/17/28 995,605
1,500,000 Merck & Co, Inc 1.900 12/10/28 1,349,918
1,000,000 Merck & Co, Inc 4.300 05/17/30 999,857
3,175,000 Merck & Co, Inc 1.450 06/24/30 2,653,293
1,150,000 Merck & Co, Inc 2.150 12/10/31 981,811
1,000,000 Merck & Co, Inc 4.500 05/17/33 1,007,391
1,475,000 Merck & Co, Inc 3.900 03/07/39 1,340,886
425,000 Merck & Co, Inc 2.350 06/24/40 308,454
100,000 Merck & Co, Inc 3.600 09/15/42 84,763
925,000 Merck & Co, Inc 4.150 05/18/43 849,887
1,250,000 Merck & Co, Inc 4.900 05/17/44 1,264,213
1,825,000 Merck & Co, Inc 3.700 02/10/45 1,551,247
1,600,000 Merck & Co, Inc 4.000 03/07/49 1,405,905
375,000 Merck & Co, Inc 2.450 06/24/50 247,248
625,000 Merck & Co, Inc 2.750 12/10/51 429,601
1,375,000 Merck & Co, Inc 5.000 05/17/53 1,413,786
1,100,000 Merck & Co, Inc 2.900 12/10/61 735,237
1,500,000 Merck & Co, Inc 5.150 05/17/63 1,563,841
500,000 Mylan, Inc 4.550 04/15/28 485,141
700,000 Mylan, Inc 5.200 04/15/48 578,395
725,000 Novartis Capital Corp 3.000 11/20/25 704,970
3,500,000 Novartis Capital Corp 2.000 02/14/27 3,278,391
2,300,000 Novartis Capital Corp 3.100 05/17/27 2,213,728
1,000,000 Novartis Capital Corp 2.200 08/14/30 880,352
400,000 Novartis Capital Corp 3.700 09/21/42 347,753
1,025,000 Novartis Capital Corp 4.400 05/06/44 981,143
1,000,000 Novartis Capital Corp 4.000 11/20/45 898,208
750,000 Novartis Capital Corp 2.750 08/14/50 542,272
5,000,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 4,997,416
5,000,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/30 5,035,193
1,300,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 1,302,918
3,850,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 3,836,300
3,775,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 3,853,838
4,500,000 Pfizer Investment Enterprises Pte Ltd 5.340 05/19/63 4,543,195
1,175,000 Pfizer, Inc 3.400 05/15/24 1,166,484
3,000,000 Pfizer, Inc 0.800 05/28/25 2,838,508
350,000 Pfizer, Inc 2.750 06/03/26 335,498
2,850,000 Pfizer, Inc 3.000 12/15/26 2,749,854
950,000 Pfizer, Inc 3.600 09/15/28 925,795
1,550,000 Pfizer, Inc 3.450 03/15/29 1,493,437
1,500,000 Pfizer, Inc 1.750 08/18/31 1,244,987
425,000 Pfizer, Inc 4.000 12/15/36 401,114
500,000 Pfizer, Inc 4.100 09/15/38 459,745

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 875,000 Pfizer, Inc 3.900% 03/15/39 $ 773,845
350,000 Pfizer, Inc 7.200 03/15/39 434,793
1,250,000 Pfizer, Inc 2.550 05/28/40 917,472
625,000 Pfizer, Inc 4.300 06/15/43 573,493
1,100,000 Pfizer, Inc 4.400 05/15/44 1,042,570
1,875,000 Pfizer, Inc 4.125 12/15/46 1,667,446
1,200,000 Pfizer, Inc 4.200 09/15/48 1,085,211
2,100,000 Pfizer, Inc 4.000 03/15/49 1,836,833
1,000,000 Pfizer, Inc 2.700 05/28/50 696,279
1,000,000 Regeneron Pharmaceuticals, Inc 1.750 09/15/30 822,209
500,000 Regeneron Pharmaceuticals, Inc 2.800 09/15/50 329,517
500,000 Revvity, Inc 3.300 09/15/29 454,006
1,000,000 Revvity, Inc 2.550 03/15/31 842,256
300,000 Revvity, Inc 2.250 09/15/31 245,983
1,000,000 Revvity, Inc 3.625 03/15/51 719,396
1,000,000 Royalty Pharma plc 1.200 09/02/25 933,022
375,000 Royalty Pharma plc 2.200 09/02/30 315,183
1,000,000 Royalty Pharma plc 3.300 09/02/40 751,165
1,000,000 Royalty Pharma plc 3.550 09/02/50 710,004
1,000,000 (a) Royalty Pharma plc 3.350 09/02/51 676,147
500,000 Sanofi 3.625 06/19/28 490,493
1,400,000 Shire Acquisitions Investments Ireland DAC 3.200 09/23/26 1,346,816
2,100,000 Takeda Pharmaceutical Co Ltd 5.000 11/26/28 2,131,211
700,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 599,813
2,050,000 Takeda Pharmaceutical Co Ltd 3.025 07/09/40 1,575,535
1,150,000 Takeda Pharmaceutical Co Ltd 3.175 07/09/50 822,354
1,000,000 Takeda Pharmaceutical Co Ltd 3.375 07/09/60 700,049
500,000 Thermo Fisher Scientific, Inc 4.800 11/21/27 509,350
1,000,000 Thermo Fisher Scientific, Inc 1.750 10/15/28 892,039
1,000,000 Thermo Fisher Scientific, Inc 5.000 01/31/29 1,026,447
1,500,000 Thermo Fisher Scientific, Inc 2.600 10/01/29 1,366,141
1,500,000 Thermo Fisher Scientific, Inc 4.977 08/10/30 1,536,686
275,000 Thermo Fisher Scientific, Inc 2.000 10/15/31 231,704
500,000 Thermo Fisher Scientific, Inc 4.950 11/21/32 515,975
1,500,000 Thermo Fisher Scientific, Inc 5.086 08/10/33 1,563,429
1,500,000 Thermo Fisher Scientific, Inc 2.800 10/15/41 1,138,497
1,500,000 Thermo Fisher Scientific, Inc 5.404 08/10/43 1,586,493
200,000 Thermo Fisher Scientific, Inc 5.300 02/01/44 207,920
200,000 Thermo Fisher Scientific, Inc 4.100 08/15/47 178,572
2,800,000 Utah Acquisition Sub, Inc 3.950 06/15/26 2,705,902
750,000 Utah Acquisition Sub, Inc 5.250 06/15/46 624,536
1,000,000 Viatris, Inc 1.650 06/22/25 946,897
400,000 Viatris, Inc 2.300 06/22/27 362,772
375,000 Viatris, Inc 2.700 06/22/30 317,444
600,000 Viatris, Inc 3.850 06/22/40 446,270
1,950,000 Viatris, Inc 4.000 06/22/50 1,371,662
150,000 Wyeth LLC 6.500 02/01/34 169,103
275,000 Wyeth LLC 5.950 04/01/37 302,576
300,000 Zoetis, Inc 4.500 11/13/25 298,273
425,000 Zoetis, Inc 3.000 09/12/27 403,100
500,000 Zoetis, Inc 3.900 08/20/28 489,253
2,000,000 Zoetis, Inc 5.600 11/16/32 2,143,796
900,000 Zoetis, Inc 4.700 02/01/43 860,758
650,000 Zoetis, Inc 3.950 09/12/47 552,134
200,000 Zoetis, Inc 4.450 08/20/48 181,781
375,000 Zoetis, Inc 3.000 05/15/50 268,937
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 297,928,865
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 4.875 03/01/26 500,225
1,000,000 CBRE Services, Inc 2.500 04/01/31 846,172

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
$ 1,000,000 CBRE Services, Inc 5.950% 08/15/34 $ 1,050,562
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,396,959
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
500,000 Advanced Micro Devices, Inc 3.924 06/01/32 483,567
500,000 (a) Advanced Micro Devices, Inc 4.393 06/01/52 474,030
250,000 Analog Devices, Inc 2.950 04/01/25 244,638
1,175,000 Analog Devices, Inc 3.500 12/05/26 1,147,837
400,000 Analog Devices, Inc 3.450 06/15/27 388,156
1,000,000 Analog Devices, Inc 1.700 10/01/28 886,834
600,000 Analog Devices, Inc 2.100 10/01/31 510,602
300,000 Analog Devices, Inc 2.800 10/01/41 223,313
1,000,000 Analog Devices, Inc 2.950 10/01/51 715,093
1,000,000 Applied Materials, Inc 3.300 04/01/27 968,956
950,000 Applied Materials, Inc 1.750 06/01/30 807,974
250,000 Applied Materials, Inc 5.100 10/01/35 262,377
100,000 Applied Materials, Inc 5.850 06/15/41 110,222
1,200,000 Applied Materials, Inc 4.350 04/01/47 1,133,403
775,000 Applied Materials, Inc 2.750 06/01/50 557,776
2,000,000 (d) Broadcom, Inc 1.950 02/15/28 1,794,075
300,000 (d) Broadcom, Inc 4.000 04/15/29 289,578
343,000 Broadcom, Inc 4.150 11/15/30 327,627
1,500,000 (d) Broadcom, Inc 2.450 02/15/31 1,282,595
625,000 (d) Broadcom, Inc 4.150 04/15/32 589,171
1,500,000 Broadcom, Inc 4.300 11/15/32 1,439,046
1,500,000 (d) Broadcom, Inc 2.600 02/15/33 1,235,774
5,883,000 (d) Broadcom, Inc 3.419 04/15/33 5,167,080
2,522,000 (d) Broadcom, Inc 3.469 04/15/34 2,194,153
6,327,000 (d) Broadcom, Inc 3.137 11/15/35 5,194,365
4,043,000 (d) Broadcom, Inc 3.187 11/15/36 3,276,262
3,336,000 (d) Broadcom, Inc 4.926 05/15/37 3,228,349
850,000 (d) Broadcom, Inc 3.500 02/15/41 673,853
3,000,000 (d) Broadcom, Inc 3.750 02/15/51 2,358,485
2,050,000 Intel Corp 3.700 07/29/25 2,017,439
2,480,000 Intel Corp 2.600 05/19/26 2,374,824
1,000,000 Intel Corp 3.750 08/05/27 980,028
2,000,000 Intel Corp 4.875 02/10/28 2,033,358
1,500,000 Intel Corp 1.600 08/12/28 1,326,935
1,000,000 Intel Corp 4.000 08/05/29 984,119
2,500,000 Intel Corp 2.450 11/15/29 2,250,177
1,000,000 Intel Corp 5.125 02/10/30 1,037,084
1,500,000 Intel Corp 3.900 03/25/30 1,453,406
2,000,000 Intel Corp 2.000 08/12/31 1,688,944
1,000,000 Intel Corp 4.150 08/05/32 977,180
250,000 Intel Corp 4.000 12/15/32 241,591
1,500,000 Intel Corp 5.200 02/10/33 1,567,018
1,000,000 Intel Corp 2.800 08/12/41 748,862
1,000,000 Intel Corp 5.625 02/10/43 1,068,995
200,000 Intel Corp 4.100 05/19/46 176,217
675,000 Intel Corp 4.100 05/11/47 587,080
3,328,000 Intel Corp 3.734 12/08/47 2,703,022
2,500,000 Intel Corp 3.250 11/15/49 1,858,659
3,175,000 Intel Corp 4.750 03/25/50 2,999,687
1,000,000 Intel Corp 3.050 08/12/51 704,163
1,000,000 Intel Corp 4.900 08/05/52 978,570
1,500,000 Intel Corp 5.700 02/10/53 1,621,665
1,000,000 Intel Corp 3.100 02/15/60 689,173
1,000,000 Intel Corp 5.050 08/05/62 988,490
1,000,000 Intel Corp 5.900 02/10/63 1,114,604
37,000 KLA Corp 4.650 11/01/24 36,779
300,000 KLA Corp 4.100 03/15/29 298,378
850,000 (a) KLA Corp 4.650 07/15/32 868,260

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 500,000 KLA Corp 5.000% 03/15/49 $ 495,727
1,000,000 KLA Corp 3.300 03/01/50 763,277
1,000,000 KLA Corp 4.950 07/15/52 1,010,246
500,000 KLA Corp 5.250 07/15/62 521,496
200,000 Lam Research Corp 3.800 03/15/25 197,432
150,000 Lam Research Corp 3.750 03/15/26 147,295
275,000 Lam Research Corp 4.000 03/15/29 271,337
125,000 Lam Research Corp 1.900 06/15/30 107,467
825,000 Lam Research Corp 4.875 03/15/49 820,832
200,000 Lam Research Corp 2.875 06/15/50 142,290
1,200,000 Lam Research Corp 3.125 06/15/60 828,305
1,000,000 Marvell Technology, Inc 1.650 04/15/26 930,304
1,000,000 Marvell Technology, Inc 2.450 04/15/28 902,396
350,000 Marvell Technology, Inc 4.875 06/22/28 348,945
1,000,000 Marvell Technology, Inc 5.950 09/15/33 1,060,390
425,000 Micron Technology, Inc 4.975 02/06/26 424,772
750,000 (a) Micron Technology, Inc 4.185 02/15/27 735,619
1,000,000 Micron Technology, Inc 5.375 04/15/28 1,017,603
400,000 Micron Technology, Inc 5.327 02/06/29 407,970
1,000,000 Micron Technology, Inc 6.750 11/01/29 1,080,586
500,000 Micron Technology, Inc 4.663 02/15/30 487,993
1,000,000 Micron Technology, Inc 2.703 04/15/32 839,842
1,000,000 Micron Technology, Inc 5.875 02/09/33 1,039,387
1,000,000 Micron Technology, Inc 5.875 09/15/33 1,040,082
750,000 Micron Technology, Inc 3.366 11/01/41 558,700
750,000 Micron Technology, Inc 3.477 11/01/51 543,555
800,000 NVIDIA Corp 3.200 09/16/26 778,229
1,000,000 NVIDIA Corp 1.550 06/15/28 895,392
750,000 NVIDIA Corp 2.850 04/01/30 693,626
1,500,000 NVIDIA Corp 2.000 06/15/31 1,285,685
1,000,000 NVIDIA Corp 3.500 04/01/40 866,814
2,067,000 NVIDIA Corp 3.500 04/01/50 1,724,751
300,000 (d) NXP BV 2.700 05/01/25 289,150
425,000 NXP BV 5.350 03/01/26 427,200
750,000 NXP BV 3.875 06/18/26 730,709
300,000 NXP BV 3.150 05/01/27 284,817
175,000 NXP BV 4.400 06/01/27 172,742
400,000 NXP BV 5.550 12/01/28 411,604
750,000 NXP BV 4.300 06/18/29 728,642
675,000 NXP BV 3.400 05/01/30 620,287
2,000,000 NXP BV 2.500 05/11/31 1,699,123
1,000,000 NXP BV 2.650 02/15/32 842,488
500,000 (a) NXP BV 5.000 01/15/33 500,773
875,000 (d) NXP BV 3.250 05/11/41 666,874
325,000 NXP BV 3.125 02/15/42 242,117
500,000 NXP BV 3.250 11/30/51 358,340
2,000,000 Qorvo, Inc 1.750 12/15/24 1,918,907
2,800,000 QUALCOMM, Inc 3.250 05/20/27 2,710,439
1,339,000 QUALCOMM, Inc 1.300 05/20/28 1,185,761
1,000,000 QUALCOMM, Inc 2.150 05/20/30 881,010
2,384,000 QUALCOMM, Inc 1.650 05/20/32 1,944,426
1,000,000 (a) QUALCOMM, Inc 5.400 05/20/33 1,079,639
750,000 QUALCOMM, Inc 4.650 05/20/35 767,125
650,000 QUALCOMM, Inc 4.800 05/20/45 644,198
1,525,000 QUALCOMM, Inc 4.300 05/20/47 1,394,732
1,000,000 QUALCOMM, Inc 4.500 05/20/52 933,801
1,000,000 QUALCOMM, Inc 6.000 05/20/53 1,150,629
300,000 Skyworks Solutions, Inc 1.800 06/01/26 277,978
1,000,000 Skyworks Solutions, Inc 3.000 06/01/31 855,608
1,500,000 Texas Instruments, Inc 4.600 02/15/28 1,524,007
1,000,000 Texas Instruments, Inc 2.250 09/04/29 901,872

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 325,000 Texas Instruments, Inc 1.750% 05/04/30 $ 280,244
750,000 Texas Instruments, Inc 3.650 08/16/32 712,732
1,000,000 Texas Instruments, Inc 4.900 03/14/33 1,038,362
350,000 Texas Instruments, Inc 3.875 03/15/39 322,891
2,700,000 Texas Instruments, Inc 4.150 05/15/48 2,448,251
1,000,000 Texas Instruments, Inc 2.700 09/15/51 679,001
1,000,000 Texas Instruments, Inc 5.000 03/14/53 1,023,725
300,000 Texas Instruments, Inc 5.050 05/18/63 307,305
550,000 TSMC Arizona Corp 1.750 10/25/26 506,919
350,000 TSMC Arizona Corp 3.875 04/22/27 342,267
1,000,000 TSMC Arizona Corp 4.125 04/22/29 980,357
1,000,000 TSMC Arizona Corp 2.500 10/25/31 860,826
1,000,000 TSMC Arizona Corp 4.250 04/22/32 985,437
1,000,000 TSMC Arizona Corp 3.125 10/25/41 801,016
1,000,000 TSMC Arizona Corp 3.250 10/25/51 790,356
500,000 TSMC Arizona Corp 4.500 04/22/52 496,543
1,000,000 Xilinx, Inc 2.375 06/01/30 884,382
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 136,913,855
SOFTWARE & SERVICES - 0.7%
500,000 Adobe, Inc 1.900 02/01/25 485,047
775,000 Adobe, Inc 3.250 02/01/25 761,404
1,000,000 Adobe, Inc 2.150 02/01/27 938,346
925,000 Adobe, Inc 2.300 02/01/30 828,616
1,000,000 Amdocs Ltd 2.538 06/15/30 862,132
250,000 Autodesk, Inc 4.375 06/15/25 247,668
450,000 Autodesk, Inc 3.500 06/15/27 436,793
750,000 Autodesk, Inc 2.850 01/15/30 676,021
1,000,000 (a) Autodesk, Inc 2.400 12/15/31 855,582
1,000,000 Booz Allen Hamilton, Inc 5.950 08/04/33 1,056,396
1,000,000 CDW LLC 3.276 12/01/28 916,688
1,000,000 CGI, Inc 1.450 09/14/26 906,636
1,000,000 CGI, Inc 2.300 09/14/31 817,581
1,500,000 (a) Concentrix Corp 6.600 08/02/28 1,542,745
1,500,000 Concentrix Corp 6.850 08/02/33 1,542,539
1,000,000 DXC Technology Co 1.800 09/15/26 912,984
1,000,000 Fortinet, Inc 1.000 03/15/26 916,646
500,000 Genpact Luxembourg Sarl 3.375 12/01/24 487,841
1,000,000 Genpact Luxembourg Sarl 1.750 04/10/26 928,387
1,000,000 International Business Machines Corp 4.000 07/27/25 988,949
350,000 International Business Machines Corp 3.450 02/19/26 340,877
2,500,000 International Business Machines Corp 3.300 05/15/26 2,427,565
1,500,000 International Business Machines Corp 2.200 02/09/27 1,396,367
1,000,000 International Business Machines Corp 1.700 05/15/27 913,238
1,500,000 International Business Machines Corp 4.500 02/06/28 1,507,975
2,675,000 International Business Machines Corp 3.500 05/15/29 2,550,456
2,900,000 International Business Machines Corp 1.950 05/15/30 2,490,312
1,500,000 International Business Machines Corp 2.720 02/09/32 1,317,358
1,500,000 International Business Machines Corp 4.750 02/06/33 1,519,673
1,850,000 International Business Machines Corp 4.150 05/15/39 1,679,265
19,000 International Business Machines Corp 5.600 11/30/39 20,016
450,000 International Business Machines Corp 2.850 05/15/40 336,085
1,060,000 International Business Machines Corp 4.000 06/20/42 922,473
1,500,000 International Business Machines Corp 4.700 02/19/46 1,419,160
975,000 International Business Machines Corp 2.950 05/15/50 669,824
1,500,000 International Business Machines Corp 3.430 02/09/52 1,114,908
1,000,000 International Business Machines Corp 4.900 07/27/52 963,922
1,000,000 International Business Machines Corp 5.100 02/06/53 1,002,990
300,000 Intuit, Inc 0.950 07/15/25 282,686
350,000 Intuit, Inc 1.350 07/15/27 315,449
1,500,000 Intuit, Inc 5.125 09/15/28 1,550,263
350,000 Intuit, Inc 1.650 07/15/30 294,017

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,500,000 Intuit, Inc 5.200% 09/15/33 $ 1,570,332
1,500,000 Intuit, Inc 5.500 09/15/53 1,640,414
750,000 Kyndryl Holdings, Inc 2.050 10/15/26 682,677
750,000 Kyndryl Holdings, Inc 2.700 10/15/28 661,028
750,000 Kyndryl Holdings, Inc 3.150 10/15/31 626,682
750,000 Kyndryl Holdings, Inc 4.100 10/15/41 562,992
500,000 Leidos, Inc 3.625 05/15/25 487,028
100,000 Leidos, Inc 4.375 05/15/30 95,738
1,000,000 Leidos, Inc 5.750 03/15/33 1,042,778
975,000 Microsoft Corp 2.700 02/12/25 954,077
1,075,000 Microsoft Corp 3.125 11/03/25 1,049,290
2,925,000 Microsoft Corp 2.400 08/08/26 2,787,187
475,000 (d) Microsoft Corp 3.400 09/15/26 462,967
8,739,000 Microsoft Corp 3.300 02/06/27 8,511,151
300,000 (d) Microsoft Corp 3.400 06/15/27 291,242
250,000 (d) Microsoft Corp 1.350 09/15/30 208,159
150,000 Microsoft Corp 3.500 02/12/35 142,107
1,072,000 Microsoft Corp 3.450 08/08/36 985,992
300,000 (d) Microsoft Corp 4.500 06/15/47 293,554
8,038,000 Microsoft Corp 2.525 06/01/50 5,487,325
1,100,000 (d) Microsoft Corp 2.500 09/15/50 742,697
6,265,000 Microsoft Corp 2.921 03/17/52 4,623,795
7,374,000 Microsoft Corp 2.675 06/01/60 4,921,068
1,073,000 Microsoft Corp 3.041 03/17/62 774,109
1,225,000 Oracle Corp 3.400 07/08/24 1,210,691
900,000 Oracle Corp 2.950 11/15/24 879,844
6,500,000 Oracle Corp 2.500 04/01/25 6,283,473
1,650,000 Oracle Corp 2.950 05/15/25 1,601,444
3,000,000 Oracle Corp 1.650 03/25/26 2,798,630
2,884,000 Oracle Corp 2.650 07/15/26 2,734,536
2,000,000 Oracle Corp 4.500 05/06/28 1,999,751
1,500,000 Oracle Corp 6.150 11/09/29 1,613,629
1,000,000 Oracle Corp 2.950 04/01/30 902,546
1,500,000 Oracle Corp 4.650 05/06/30 1,494,107
400,000 Oracle Corp 3.250 05/15/30 367,493
3,000,000 Oracle Corp 2.875 03/25/31 2,657,558
1,500,000 Oracle Corp 6.250 11/09/32 1,631,827
1,750,000 Oracle Corp 4.900 02/06/33 1,742,039
2,497,000 Oracle Corp 4.300 07/08/34 2,331,491
650,000 Oracle Corp 3.900 05/15/35 579,583
1,225,000 Oracle Corp 3.850 07/15/36 1,067,256
4,000,000 Oracle Corp 3.800 11/15/37 3,399,130
100,000 Oracle Corp 6.500 04/15/38 110,382
470,000 Oracle Corp 6.125 07/08/39 499,631
675,000 Oracle Corp 3.600 04/01/40 538,248
325,000 Oracle Corp 5.375 07/15/40 319,332
2,000,000 Oracle Corp 3.650 03/25/41 1,586,227
500,000 Oracle Corp 4.500 07/08/44 436,016
325,000 Oracle Corp 4.125 05/15/45 265,110
2,025,000 Oracle Corp 4.000 07/15/46 1,623,124
3,100,000 Oracle Corp 4.000 11/15/47 2,455,447
7,350,000 Oracle Corp 3.600 04/01/50 5,444,194
2,000,000 Oracle Corp 3.950 03/25/51 1,566,130
1,500,000 Oracle Corp 6.900 11/09/52 1,760,508
2,375,000 Oracle Corp 5.550 02/06/53 2,375,662
500,000 Oracle Corp 4.375 05/15/55 414,232
1,500,000 Oracle Corp 3.850 04/01/60 1,086,961
2,000,000 Oracle Corp 4.100 03/25/61 1,523,780
500,000 Roper Technologies, Inc 2.350 09/15/24 487,670
750,000 Roper Technologies, Inc 1.000 09/15/25 701,040
1,100,000 Roper Technologies, Inc 3.800 12/15/26 1,075,731

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 300,000 Roper Technologies, Inc 4.200% 09/15/28 $ 294,751
500,000 Roper Technologies, Inc 2.950 09/15/29 458,127
475,000 Roper Technologies, Inc 2.000 06/30/30 403,222
750,000 Roper Technologies, Inc 1.750 02/15/31 617,738
925,000 Salesforce, Inc 3.700 04/11/28 906,362
2,000,000 Salesforce, Inc 1.500 07/15/28 1,778,576
1,250,000 Salesforce, Inc 1.950 07/15/31 1,067,619
1,075,000 Salesforce, Inc 2.700 07/15/41 821,096
1,000,000 Salesforce, Inc 2.900 07/15/51 715,022
2,000,000 Salesforce, Inc 3.050 07/15/61 1,403,065
1,000,000 ServiceNow, Inc 1.400 09/01/30 822,094
750,000 VeriSign, Inc 2.700 06/15/31 642,797
500,000 VMware, Inc 4.500 05/15/25 494,978
1,500,000 VMware, Inc 1.400 08/15/26 1,372,025
725,000 VMware, Inc 3.900 08/21/27 703,301
1,500,000 VMware, Inc 1.800 08/15/28 1,315,099
1,000,000 VMware, Inc 4.700 05/15/30 986,400
1,150,000 VMware, Inc 2.200 08/15/31 952,904
1,500,000 Workday, Inc 3.500 04/01/27 1,451,336
1,500,000 Workday, Inc 3.700 04/01/29 1,439,603
TOTAL SOFTWARE & SERVICES 159,958,837
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
250,000 Amphenol Corp 2.050 03/01/25 241,297
450,000 Amphenol Corp 4.350 06/01/29 448,443
1,000,000 Amphenol Corp 2.800 02/15/30 910,512
1,000,000 Amphenol Corp 2.200 09/15/31 841,434
2,725,000 Apple, Inc 3.450 05/06/24 2,706,056
2,000,000 Apple, Inc 1.125 05/11/25 1,907,115
1,125,000 Apple, Inc 3.200 05/13/25 1,102,099
3,000,000 Apple, Inc 0.700 02/08/26 2,778,506
2,825,000 Apple, Inc 3.250 02/23/26 2,756,264
1,425,000 Apple, Inc 2.450 08/04/26 1,358,292
3,250,000 Apple, Inc 2.050 09/11/26 3,061,438
1,075,000 Apple, Inc 3.350 02/09/27 1,047,063
275,000 Apple, Inc 3.200 05/11/27 266,082
3,675,000 Apple, Inc 3.000 11/13/27 3,526,644
3,000,000 Apple, Inc 1.200 02/08/28 2,669,070
1,500,000 Apple, Inc 4.000 05/10/28 1,496,507
2,500,000 Apple, Inc 1.400 08/05/28 2,214,971
1,000,000 Apple, Inc 3.250 08/08/29 954,890
1,000,000 Apple, Inc 2.200 09/11/29 904,236
1,000,000 (a) Apple, Inc 4.150 05/10/30 1,001,986
2,950,000 Apple, Inc 1.650 05/11/30 2,522,761
3,000,000 Apple, Inc 1.250 08/20/30 2,490,266
3,000,000 Apple, Inc 1.650 02/08/31 2,529,190
2,500,000 Apple, Inc 1.700 08/05/31 2,091,397
1,000,000 Apple, Inc 3.350 08/08/32 939,890
1,500,000 Apple, Inc 4.300 05/10/33 1,523,297
1,600,000 (a) Apple, Inc 4.500 02/23/36 1,635,377
2,000,000 Apple, Inc 2.375 02/08/41 1,461,651
350,000 Apple, Inc 3.850 05/04/43 311,569
750,000 Apple, Inc 4.450 05/06/44 728,123
1,350,000 Apple, Inc 3.450 02/09/45 1,123,800
1,000,000 Apple, Inc 4.375 05/13/45 948,261
1,775,000 Apple, Inc 4.650 02/23/46 1,750,889
900,000 Apple, Inc 3.850 08/04/46 781,880
1,175,000 Apple, Inc 4.250 02/09/47 1,108,182
900,000 Apple, Inc 3.750 09/12/47 768,200
2,850,000 Apple, Inc 3.750 11/13/47 2,436,373
3,000,000 Apple, Inc 2.950 09/11/49 2,203,078
3,350,000 Apple, Inc 2.650 05/11/50 2,305,928

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 1,375,000 Apple, Inc 2.400% 08/20/50 $ 901,086
1,000,000 Apple, Inc 2.650 02/08/51 684,586
1,000,000 Apple, Inc 2.700 08/05/51 687,618
750,000 Apple, Inc 3.950 08/08/52 656,395
1,000,000 Apple, Inc 4.850 05/10/53 1,018,944
25,000 Apple, Inc 2.550 08/20/60 16,468
2,000,000 Apple, Inc 2.800 02/08/61 1,359,702
1,000,000 Apple, Inc 2.850 08/05/61 683,109
750,000 Apple, Inc 4.100 08/08/62 668,027
200,000 Arrow Electronics, Inc 4.000 04/01/25 196,138
425,000 Arrow Electronics, Inc 3.875 01/12/28 403,026
1,000,000 Arrow Electronics, Inc 2.950 02/15/32 845,226
200,000 Avnet, Inc 4.625 04/15/26 196,757
1,000,000 Avnet, Inc 6.250 03/15/28 1,035,808
1,000,000 Avnet, Inc 3.000 05/15/31 843,318
575,000 CDW LLC 3.569 12/01/31 509,634
1,100,000 Cisco Systems, Inc 3.625 03/04/24 1,096,447
400,000 Cisco Systems, Inc 3.500 06/15/25 394,225
500,000 Cisco Systems, Inc 2.950 02/28/26 484,028
3,000,000 Cisco Systems, Inc 2.500 09/20/26 2,860,450
1,000,000 Cisco Systems, Inc 5.900 02/15/39 1,109,215
1,175,000 Cisco Systems, Inc 5.500 01/15/40 1,250,775
200,000 Corning, Inc 4.700 03/15/37 190,970
100,000 Corning, Inc 5.750 08/15/40 102,468
200,000 Corning, Inc 4.750 03/15/42 186,236
300,000 Corning, Inc 5.350 11/15/48 299,377
500,000 Corning, Inc 3.900 11/15/49 401,709
825,000 (a) Corning, Inc 4.375 11/15/57 720,731
200,000 Corning, Inc 5.850 11/15/68 199,404
1,000,000 Corning, Inc 5.450 11/15/79 965,175
2,925,000 Dell International LLC 6.020 06/15/26 2,994,057
1,050,000 Dell International LLC 4.900 10/01/26 1,051,671
1,000,000 Dell International LLC 5.250 02/01/28 1,024,866
2,900,000 Dell International LLC 5.300 10/01/29 2,986,426
750,000 (a) Dell International LLC 5.750 02/01/33 790,125
608,000 Dell International LLC 8.100 07/15/36 747,779
377,000 Dell International LLC 8.350 07/15/46 495,101
2,000,000 Dell International LLC 3.450 12/15/51 1,445,507
800,000 Flex Ltd 4.750 06/15/25 789,937
500,000 Flex Ltd 3.750 02/01/26 483,841
500,000 Flex Ltd 6.000 01/15/28 516,270
1,000,000 Flex Ltd 4.875 05/12/30 980,331
3,000,000 Hewlett Packard Enterprise Co 4.900 10/15/25 2,985,933
2,000,000 Hewlett Packard Enterprise Co 5.250 07/01/28 2,044,561
225,000 Hewlett Packard Enterprise Co 6.200 10/15/35 246,728
1,175,000 Hewlett Packard Enterprise Co 6.350 10/15/45 1,267,574
1,000,000 HP, Inc 2.200 06/17/25 957,627
1,000,000 HP, Inc 1.450 06/17/26 920,604
1,000,000 HP, Inc 3.000 06/17/27 945,685
500,000 HP, Inc 4.750 01/15/28 500,431
1,000,000 HP, Inc 4.000 04/15/29 969,578
1,000,000 HP, Inc 3.400 06/17/30 913,769
1,000,000 HP, Inc 2.650 06/17/31 851,058
500,000 HP, Inc 4.200 04/15/32 474,674
500,000 (a) HP, Inc 5.500 01/15/33 513,120
975,000 (a) HP, Inc 6.000 09/15/41 1,027,045
1,000,000 Jabil, Inc 1.700 04/15/26 926,139
1,000,000 Jabil, Inc 4.250 05/15/27 974,010
100,000 Jabil, Inc 3.950 01/12/28 95,476
1,000,000 Jabil, Inc 5.450 02/01/29 1,021,713
750,000 Jabil, Inc 3.600 01/15/30 678,983

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 50,000 Jabil, Inc 3.000% 01/15/31 $ 43,340
1,500,000 Juniper Networks, Inc 1.200 12/10/25 1,390,398
200,000 Keysight Technologies, Inc 4.550 10/30/24 198,120
600,000 Keysight Technologies, Inc 4.600 04/06/27 597,951
500,000 Keysight Technologies, Inc 3.000 10/30/29 454,477
450,000 (a) Motorola Solutions, Inc 4.600 02/23/28 447,460
500,000 Motorola Solutions, Inc 4.600 05/23/29 496,098
600,000 Motorola Solutions, Inc 2.300 11/15/30 506,615
2,250,000 Motorola Solutions, Inc 2.750 05/24/31 1,923,074
500,000 Motorola Solutions, Inc 5.600 06/01/32 515,804
200,000 Motorola Solutions, Inc 5.500 09/01/44 198,649
500,000 NetApp, Inc 1.875 06/22/25 475,697
500,000 NetApp, Inc 2.375 06/22/27 464,221
750,000 NetApp, Inc 2.700 06/22/30 662,206
1,000,000 TD SYNNEX Corp 1.750 08/09/26 906,460
1,000,000 TD SYNNEX Corp 2.375 08/09/28 862,789
1,000,000 TD SYNNEX Corp 2.650 08/09/31 807,799
2,000,000 Teledyne Technologies, Inc 1.600 04/01/26 1,854,035
625,000 Trimble, Inc 4.900 06/15/28 627,978
1,000,000 Trimble, Inc 6.100 03/15/33 1,070,201
100,000 Tyco Electronics Group S.A. 3.700 02/15/26 97,896
1,150,000 Tyco Electronics Group S.A. 3.125 08/15/27 1,095,223
900,000 Tyco Electronics Group S.A. 2.500 02/04/32 778,614
1,000,000 Vontier Corp 1.800 04/01/26 919,702
1,000,000 Vontier Corp 2.400 04/01/28 875,960
1,000,000 Vontier Corp 2.950 04/01/31 841,447
1,000,000 Western Digital Corp 2.850 02/01/29 860,876
1,000,000 Western Digital Corp 3.100 02/01/32 795,600
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 136,209,378
TELECOMMUNICATION SERVICES - 1.0%
2,000,000 America Movil SAB de C.V. 3.625 04/22/29 1,888,323
2,000,000 America Movil SAB de C.V. 2.875 05/07/30 1,781,340
440,000 America Movil SAB de C.V. 6.125 03/30/40 480,429
1,625,000 America Movil SAB de C.V. 4.375 07/16/42 1,464,404
1,500,000 (a) America Movil SAB de C.V. 4.375 04/22/49 1,331,904
10,000,000 AT&T, Inc 1.700 03/25/26 9,355,789
1,000,000 AT&T, Inc 2.950 07/15/26 953,025
1,000,000 AT&T, Inc 2.300 06/01/27 928,193
1,150,000 AT&T, Inc 1.650 02/01/28 1,024,077
4,375,000 AT&T, Inc 4.350 03/01/29 4,317,723
1,000,000 AT&T, Inc 4.300 02/15/30 979,206
3,000,000 AT&T, Inc 2.250 02/01/32 2,480,813
10,855,000 AT&T, Inc 2.550 12/01/33 8,847,053
3,000,000 AT&T, Inc 5.400 02/15/34 3,093,975
1,825,000 AT&T, Inc 4.500 05/15/35 1,728,676
3,000,000 AT&T, Inc 3.500 06/01/41 2,382,240
300,000 AT&T, Inc 4.650 06/01/44 267,048
2,000,000 AT&T, Inc 3.650 06/01/51 1,506,136
9,860,000 AT&T, Inc 3.500 09/15/53 7,155,472
8,857,000 AT&T, Inc 3.550 09/15/55 6,367,983
8,844,000 AT&T, Inc 3.800 12/01/57 6,574,121
7,523,000 AT&T, Inc 3.650 09/15/59 5,391,676
1,000,000 AT&T, Inc 3.850 06/01/60 745,672
1,000,000 Bell Telephone Co of Canada or Bell Canada 2.150 02/15/32 830,939
500,000 Bell Telephone Co of Canada or Bell Canada 5.100 05/11/33 513,064
750,000 Bell Telephone Co of Canada or Bell Canada 4.464 04/01/48 673,711
750,000 Bell Telephone Co of Canada or Bell Canada 4.300 07/29/49 641,452
1,000,000 Bell Telephone Co of Canada or Bell Canada 3.650 03/17/51 766,491
450,000 Bell Telephone Co of Canada or Bell Canada 3.200 02/15/52 317,423
1,000,000 Bell Telephone Co of Canada or Bell Canada 3.650 08/15/52 771,711
1,750,000 British Telecommunications plc 5.125 12/04/28 1,776,546

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,425,000 British Telecommunications plc 9.625% 12/15/30 $ 1,763,293
3,690,000 Deutsche Telekom International Finance BV 8.750 06/15/30 4,444,084
745,000 Orange S.A. 9.000 03/01/31 918,800
900,000 Orange S.A. 5.375 01/13/42 915,553
1,725,000 Orange S.A. 5.500 02/06/44 1,788,097
1,713,000 Rogers Communications, Inc 3.625 12/15/25 1,662,909
200,000 Rogers Communications, Inc 2.900 11/15/26 189,624
2,000,000 Rogers Communications, Inc 3.200 03/15/27 1,909,008
1,500,000 Rogers Communications, Inc 3.800 03/15/32 1,380,335
1,000,000 Rogers Communications, Inc 4.500 03/15/42 882,113
125,000 Rogers Communications, Inc 4.500 03/15/43 110,097
300,000 Rogers Communications, Inc 5.450 10/01/43 290,755
600,000 Rogers Communications, Inc 5.000 03/15/44 563,858
150,000 Rogers Communications, Inc 4.300 02/15/48 125,037
1,500,000 Rogers Communications, Inc 4.350 05/01/49 1,269,748
1,300,000 Rogers Communications, Inc 3.700 11/15/49 987,845
1,500,000 Rogers Communications, Inc 4.550 03/15/52 1,308,128
2,000,000 Sprint Capital Corp 6.875 11/15/28 2,167,062
2,000,000 Sprint Capital Corp 8.750 03/15/32 2,468,526
1,000,000 Sprint LLC 7.625 02/15/25 1,017,486
2,000,000 Sprint LLC 7.625 03/01/26 2,089,444
625,000 Telefonica Emisiones S.A. 7.045 06/20/36 706,967
1,200,000 Telefonica Emisiones S.A. 4.665 03/06/38 1,097,344
2,125,000 Telefonica Emisiones S.A. 5.213 03/08/47 1,968,927
1,175,000 Telefonica Emisiones S.A. 4.895 03/06/48 1,035,639
900,000 Telefonica Emisiones S.A. 5.520 03/01/49 868,155
1,500,000 Telefonica Emisiones SAU 4.103 03/08/27 1,469,164
567,000 Telefonica Europe BV 8.250 09/15/30 663,615
325,000 TELUS Corp 2.800 02/16/27 306,068
300,000 TELUS Corp 3.700 09/15/27 288,438
1,000,000 (a) TELUS Corp 3.400 05/13/32 890,378
500,000 TELUS Corp 4.600 11/16/48 446,226
750,000 TELUS Corp 4.300 06/15/49 625,677
2,500,000 T-Mobile US, Inc 5.750 01/15/34 2,651,605
325,000 T-Mobile US, Inc 6.000 06/15/54 356,414
4,000,000 T-Mobile USA, Inc 1.500 02/15/26 3,724,531
1,000,000 T-Mobile USA, Inc 2.625 04/15/26 951,136
4,000,000 T-Mobile USA, Inc 3.750 04/15/27 3,879,707
3,500,000 T-Mobile USA, Inc 2.050 02/15/28 3,158,012
1,500,000 T-Mobile USA, Inc 4.950 03/15/28 1,520,143
1,000,000 (a) T-Mobile USA, Inc 4.800 07/15/28 1,008,366
1,000,000 T-Mobile USA, Inc 2.625 02/15/29 900,274
1,000,000 T-Mobile USA, Inc 2.400 03/15/29 897,443
1,000,000 T-Mobile USA, Inc 3.375 04/15/29 929,103
825,000 T-Mobile USA, Inc 3.875 04/15/30 782,349
1,500,000 T-Mobile USA, Inc 2.550 02/15/31 1,291,971
1,500,000 T-Mobile USA, Inc 2.250 11/15/31 1,248,900
1,000,000 T-Mobile USA, Inc 2.700 03/15/32 852,201
4,000,000 T-Mobile USA, Inc 5.200 01/15/33 4,100,350
1,425,000 T-Mobile USA, Inc 5.050 07/15/33 1,436,080
650,000 T-Mobile USA, Inc 4.375 04/15/40 586,483
1,350,000 T-Mobile USA, Inc 3.000 02/15/41 1,010,283
3,875,000 T-Mobile USA, Inc 4.500 04/15/50 3,423,754
2,500,000 T-Mobile USA, Inc 3.300 02/15/51 1,806,075
2,500,000 T-Mobile USA, Inc 3.400 10/15/52 1,820,871
4,000,000 T-Mobile USA, Inc 5.650 01/15/53 4,164,693
1,500,000 T-Mobile USA, Inc 3.600 11/15/60 1,091,746
2,000,000 T-Mobile USA, Inc 5.800 09/15/62 2,144,150
1,000,000 Verizon Communications, Inc 0.850 11/20/25 929,261
1,000,000 Verizon Communications, Inc 1.450 03/20/26 931,492
1,000,000 Verizon Communications, Inc 4.125 03/16/27 985,296

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 2,625,000 Verizon Communications, Inc 3.000% 03/22/27 $ 2,495,658
5,000,000 Verizon Communications, Inc 2.100 03/22/28 4,523,022
4,641,000 Verizon Communications, Inc 4.329 09/21/28 4,591,139
350,000 Verizon Communications, Inc 3.875 02/08/29 339,319
9,005,000 Verizon Communications, Inc 4.016 12/03/29 8,706,835
200,000 Verizon Communications, Inc 3.150 03/22/30 182,802
1,550,000 Verizon Communications, Inc 1.500 09/18/30 1,276,977
1,533,000 Verizon Communications, Inc 1.680 10/30/30 1,262,815
3,000,000 Verizon Communications, Inc 1.750 01/20/31 2,467,438
2,635,000 Verizon Communications, Inc 2.550 03/21/31 2,272,026
11,355,000 Verizon Communications, Inc 2.355 03/15/32 9,444,764
1,000,000 Verizon Communications, Inc 5.050 05/09/33 1,020,127
2,000,000 Verizon Communications, Inc 2.650 11/20/40 1,441,039
1,350,000 Verizon Communications, Inc 3.400 03/22/41 1,074,656
1,000,000 Verizon Communications, Inc 2.850 09/03/41 738,763
150,000 Verizon Communications, Inc 4.000 03/22/50 124,655
4,000,000 Verizon Communications, Inc 2.875 11/20/50 2,719,522
3,725,000 Verizon Communications, Inc 3.550 03/22/51 2,870,103
1,000,000 Verizon Communications, Inc 3.875 03/01/52 810,033
8,764,000 Verizon Communications, Inc 2.987 10/30/56 5,817,958
2,000,000 (a) Verizon Communications, Inc 3.000 11/20/60 1,311,035
6,000,000 Verizon Communications, Inc 3.700 03/22/61 4,583,704
2,000,000 Vodafone Group plc 4.125 05/30/25 1,972,972
1,925,000 Vodafone Group plc 6.150 02/27/37 2,082,356
1,900,000 Vodafone Group plc 4.375 02/19/43 1,656,262
1,000,000 Vodafone Group plc 4.875 06/19/49 906,032
1,500,000 Vodafone Group plc 4.250 09/17/50 1,244,204
825,000 Vodafone Group plc 5.625 02/10/53 831,859
500,000 Vodafone Group plc 5.125 06/19/59 456,477
1,500,000 Vodafone Group plc 5.750 02/10/63 1,521,296
TOTAL TELECOMMUNICATION SERVICES 235,283,552
TRANSPORTATION - 0.5%
378,551 American Airlines 2.875 07/11/34 320,893
150,000 Burlington Northern Santa Fe LLC 3.400 09/01/24 148,113
300,000 Burlington Northern Santa Fe LLC 3.000 04/01/25 293,371
700,000 Burlington Northern Santa Fe LLC 3.650 09/01/25 687,413
660,000 Burlington Northern Santa Fe LLC 5.750 05/01/40 718,373
250,000 Burlington Northern Santa Fe LLC 5.050 03/01/41 249,842
200,000 Burlington Northern Santa Fe LLC 4.400 03/15/42 184,631
300,000 Burlington Northern Santa Fe LLC 4.450 03/15/43 278,612
500,000 Burlington Northern Santa Fe LLC 5.150 09/01/43 511,250
500,000 Burlington Northern Santa Fe LLC 4.900 04/01/44 493,228
600,000 Burlington Northern Santa Fe LLC 4.550 09/01/44 559,836
1,275,000 Burlington Northern Santa Fe LLC 4.150 04/01/45 1,131,830
200,000 Burlington Northern Santa Fe LLC 4.700 09/01/45 191,598
1,150,000 Burlington Northern Santa Fe LLC 3.900 08/01/46 976,976
400,000 Burlington Northern Santa Fe LLC 4.125 06/15/47 351,320
1,675,000 Burlington Northern Santa Fe LLC 4.050 06/15/48 1,448,903
1,025,000 Burlington Northern Santa Fe LLC 4.150 12/15/48 902,135
750,000 Burlington Northern Santa Fe LLC 3.550 02/15/50 604,010
750,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 541,827
4,000,000 Burlington Northern Santa Fe LLC 3.300 09/15/51 3,038,557
1,000,000 Burlington Northern Santa Fe LLC 4.450 01/15/53 942,474
1,500,000 Burlington Northern Santa Fe LLC 5.200 04/15/54 1,561,132
200,000 Canadian National Railway Co 2.950 11/21/24 195,684
200,000 Canadian National Railway Co 6.900 07/15/28 219,681
500,000 (a) Canadian National Railway Co 3.850 08/05/32 475,699
500,000 Canadian National Railway Co 5.850 11/01/33 549,388
200,000 Canadian National Railway Co 6.250 08/01/34 225,219
250,000 Canadian National Railway Co 3.500 11/15/42 197,635
100,000 Canadian National Railway Co 4.500 11/07/43 90,773

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 650,000 Canadian National Railway Co 3.200% 08/02/46 $ 502,400
725,000 Canadian National Railway Co 3.650 02/03/48 602,008
325,000 Canadian National Railway Co 4.450 01/20/49 301,003
400,000 Canadian National Railway Co 2.450 05/01/50 262,564
1,500,000 Canadian National Railway Co 4.400 08/05/52 1,408,187
500,000 Canadian National Railway Co 6.125 11/01/53 597,163
1,800,000 Canadian Pacific Railway Co 2.900 02/01/25 1,756,314
100,000 Canadian Pacific Railway Co 3.125 06/01/26 95,774
2,000,000 Canadian Pacific Railway Co 1.750 12/02/26 1,844,669
300,000 Canadian Pacific Railway Co 4.000 06/01/28 292,770
500,000 Canadian Pacific Railway Co 2.875 11/15/29 450,297
100,000 Canadian Pacific Railway Co 2.050 03/05/30 85,582
200,000 Canadian Pacific Railway Co 7.125 10/15/31 226,796
600,000 Canadian Pacific Railway Co 2.450 12/02/31 556,413
250,000 Canadian Pacific Railway Co 5.950 05/15/37 266,709
475,000 Canadian Pacific Railway Co 3.000 12/02/41 423,921
100,000 Canadian Pacific Railway Co 4.300 05/15/43 87,616
175,000 Canadian Pacific Railway Co 4.950 08/15/45 165,825
800,000 Canadian Pacific Railway Co 4.700 05/01/48 725,930
500,000 Canadian Pacific Railway Co 3.500 05/01/50 383,862
1,000,000 Canadian Pacific Railway Co 3.100 12/02/51 722,309
500,000 Canadian Pacific Railway Co 4.200 11/15/69 414,196
1,275,000 Canadian Pacific Railway Co 6.125 09/15/15 1,422,251
400,000 CH Robinson Worldwide, Inc 4.200 04/15/28 387,647
300,000 CSX Corp 3.400 08/01/24 296,279
200,000 CSX Corp 3.350 11/01/25 194,768
1,200,000 CSX Corp 2.600 11/01/26 1,141,149
825,000 CSX Corp 4.250 03/15/29 824,148
600,000 CSX Corp 2.400 02/15/30 530,008
850,000 CSX Corp 4.100 11/15/32 826,525
2,000,000 (a) CSX Corp 5.200 11/15/33 2,085,533
100,000 CSX Corp 6.000 10/01/36 109,857
200,000 CSX Corp 6.150 05/01/37 223,062
400,000 CSX Corp 5.500 04/15/41 415,730
350,000 CSX Corp 4.400 03/01/43 318,214
600,000 CSX Corp 4.100 03/15/44 524,271
800,000 CSX Corp 3.800 11/01/46 664,596
1,050,000 CSX Corp 4.300 03/01/48 934,843
850,000 CSX Corp 4.750 11/15/48 808,473
500,000 CSX Corp 4.500 03/15/49 457,064
600,000 CSX Corp 3.350 09/15/49 453,525
1,000,000 CSX Corp 3.800 04/15/50 815,165
200,000 CSX Corp 3.950 05/01/50 167,305
800,000 CSX Corp 2.500 05/15/51 515,674
750,000 CSX Corp 4.500 11/15/52 695,989
300,000 CSX Corp 4.500 08/01/54 276,195
150,000 CSX Corp 4.250 11/01/66 127,742
800,000 CSX Corp 4.650 03/01/68 733,856
500,000 FedEx Corp 3.250 04/01/26 483,138
500,000 FedEx Corp 4.200 10/17/28 491,676
1,000,000 FedEx Corp 3.100 08/05/29 924,969
500,000 FedEx Corp 4.250 05/15/30 488,581
1,500,000 (a) FedEx Corp 2.400 05/15/31 1,291,076
1,000,000 (a) FedEx Corp 4.900 01/15/34 1,012,329
200,000 FedEx Corp 3.900 02/01/35 182,663
2,000,000 FedEx Corp 3.250 05/15/41 1,546,162
275,000 FedEx Corp 5.100 01/15/44 266,397
1,100,000 FedEx Corp 4.750 11/15/45 1,013,403
600,000 FedEx Corp 4.550 04/01/46 537,157
450,000 FedEx Corp 4.400 01/15/47 391,521
900,000 FedEx Corp 4.050 02/15/48 749,404

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 500,000 FedEx Corp 4.950% 10/17/48 $ 474,262
1,500,000 FedEx Corp 5.250 05/15/50 1,492,927
200,000 FedEx Corp 4.500 02/01/65 162,406
1,000,000 GXO Logistics, Inc 1.650 07/15/26 901,387
500,000 JB Hunt Transport Services, Inc 3.875 03/01/26 489,976
350,000 Kirby Corp 4.200 03/01/28 337,437
350,000 Norfolk Southern Corp 2.900 06/15/26 335,920
300,000 Norfolk Southern Corp 3.150 06/01/27 286,580
700,000 Norfolk Southern Corp 3.800 08/01/28 681,540
1,000,000 Norfolk Southern Corp 5.050 08/01/30 1,023,817
1,000,000 Norfolk Southern Corp 3.000 03/15/32 889,130
1,000,000 Norfolk Southern Corp 4.450 03/01/33 986,981
500,000 Norfolk Southern Corp 5.550 03/15/34 528,068
16,000 Norfolk Southern Corp 4.837 10/01/41 15,415
300,000 Norfolk Southern Corp 4.450 06/15/45 268,501
200,000 Norfolk Southern Corp 4.650 01/15/46 183,643
303,000 Norfolk Southern Corp 3.942 11/01/47 252,750
1,450,000 Norfolk Southern Corp 4.150 02/28/48 1,244,719
500,000 Norfolk Southern Corp 4.100 05/15/49 424,769
500,000 Norfolk Southern Corp 3.400 11/01/49 378,271
1,000,000 Norfolk Southern Corp 3.050 05/15/50 711,262
1,000,000 Norfolk Southern Corp 2.900 08/25/51 681,081
175,000 Norfolk Southern Corp 4.050 08/15/52 147,815
1,000,000 Norfolk Southern Corp 3.700 03/15/53 792,648
300,000 Norfolk Southern Corp 4.550 06/01/53 273,930
1,000,000 Norfolk Southern Corp 5.350 08/01/54 1,039,239
1,170,000 Norfolk Southern Corp 3.155 05/15/55 821,243
200,000 Norfolk Southern Corp 5.950 03/15/64 223,148
1,000,000 Norfolk Southern Corp 4.100 05/15/21 752,969
550,000 Ryder System, Inc 3.650 03/18/24 547,332
500,000 (a) Ryder System, Inc 2.500 09/01/24 488,964
300,000 Ryder System, Inc 4.625 06/01/25 297,619
500,000 Ryder System, Inc 3.350 09/01/25 485,319
1,000,000 Ryder System, Inc 1.750 09/01/26 921,360
500,000 Ryder System, Inc 2.900 12/01/26 471,499
1,000,000 Ryder System, Inc 2.850 03/01/27 940,064
1,000,000 Ryder System, Inc 5.650 03/01/28 1,029,938
1,250,000 Southwest Airlines Co 5.250 05/04/25 1,249,573
200,000 Southwest Airlines Co 3.000 11/15/26 190,335
1,000,000 Southwest Airlines Co 5.125 06/15/27 1,004,452
200,000 Southwest Airlines Co 3.450 11/16/27 188,602
300,000 Southwest Airlines Co 2.625 02/10/30 262,012
200,000 Union Pacific Corp 3.250 01/15/25 195,924
500,000 Union Pacific Corp 3.750 07/15/25 492,407
200,000 Union Pacific Corp 3.250 08/15/25 195,473
300,000 Union Pacific Corp 2.750 03/01/26 288,830
2,500,000 Union Pacific Corp 2.375 05/20/31 2,173,216
1,000,000 Union Pacific Corp 2.800 02/14/32 887,158
500,000 Union Pacific Corp 4.500 01/20/33 502,842
100,000 Union Pacific Corp 3.375 02/01/35 88,349
2,525,000 Union Pacific Corp 2.891 04/06/36 2,131,296
100,000 Union Pacific Corp 3.600 09/15/37 89,482
500,000 Union Pacific Corp 3.550 08/15/39 428,615
1,500,000 Union Pacific Corp 3.200 05/20/41 1,199,387
500,000 Union Pacific Corp 3.375 02/14/42 408,207
200,000 Union Pacific Corp 3.350 08/15/46 150,165
300,000 Union Pacific Corp 4.000 04/15/47 253,151
4,000,000 Union Pacific Corp 3.250 02/05/50 3,064,105
1,070,000 Union Pacific Corp 3.799 10/01/51 894,928
500,000 Union Pacific Corp 2.950 03/10/52 354,610
1,000,000 Union Pacific Corp 3.500 02/14/53 791,960

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,000,000 Union Pacific Corp 4.950% 05/15/53 $ 1,020,899
200,000 Union Pacific Corp 3.875 02/01/55 163,219
300,000 Union Pacific Corp 3.950 08/15/59 244,874
1,000,000 Union Pacific Corp 3.839 03/20/60 815,744
1,500,000 Union Pacific Corp 3.550 05/20/61 1,126,559
2,000,000 Union Pacific Corp 2.973 09/16/62 1,345,163
200,000 Union Pacific Corp 4.100 09/15/67 165,241
500,000 Union Pacific Corp 3.750 02/05/70 385,529
500,000 Union Pacific Corp 3.799 04/06/71 394,770
500,000 Union Pacific Corp 3.850 02/14/72 397,094
500,000 United Parcel Service, Inc 2.200 09/01/24 489,495
300,000 United Parcel Service, Inc 2.800 11/15/24 294,064
125,000 United Parcel Service, Inc 2.400 11/15/26 118,737
875,000 United Parcel Service, Inc 3.050 11/15/27 837,768
500,000 United Parcel Service, Inc 3.400 03/15/29 483,213
500,000 United Parcel Service, Inc 2.500 09/01/29 454,081
750,000 United Parcel Service, Inc 4.450 04/01/30 757,197
2,000,000 United Parcel Service, Inc 4.875 03/03/33 2,075,943
510,000 United Parcel Service, Inc 6.200 01/15/38 583,130
450,000 United Parcel Service, Inc 3.625 10/01/42 381,704
400,000 United Parcel Service, Inc 3.400 11/15/46 318,739
1,550,000 United Parcel Service, Inc 3.750 11/15/47 1,311,158
300,000 United Parcel Service, Inc 4.250 03/15/49 273,004
500,000 (a) United Parcel Service, Inc 3.400 09/01/49 402,140
1,630,000 United Parcel Service, Inc 5.300 04/01/50 1,736,131
1,000,000 (a) United Parcel Service, Inc 5.050 03/03/53 1,035,884
TOTAL TRANSPORTATION 112,671,544
UTILITIES - 2.2%
200,000 AEP Texas, Inc 3.950 06/01/28 192,429
550,000 AEP Texas, Inc 2.100 07/01/30 461,377
500,000 AEP Texas, Inc 4.700 05/15/32 488,287
200,000 AEP Texas, Inc 3.800 10/01/47 151,388
100,000 AEP Texas, Inc 4.150 05/01/49 80,588
850,000 AEP Texas, Inc 3.450 05/15/51 607,000
200,000 AEP Transmission Co LLC 3.100 12/01/26 192,152
600,000 AEP Transmission Co LLC 4.000 12/01/46 501,270
500,000 AEP Transmission Co LLC 3.750 12/01/47 396,324
200,000 AEP Transmission Co LLC 4.250 09/15/48 172,021
300,000 AEP Transmission Co LLC 3.800 06/15/49 238,303
550,000 AEP Transmission Co LLC 2.750 08/15/51 355,949
300,000 AEP Transmission Co LLC 5.400 03/15/53 311,732
600,000 AES Corp 1.375 01/15/26 555,167
1,000,000 AES Corp 5.450 06/01/28 1,016,503
675,000 (a) AES Corp 2.450 01/15/31 567,027
575,000 Alabama Power Co 1.450 09/15/30 464,049
500,000 Alabama Power Co 5.850 11/15/33 537,533
200,000 Alabama Power Co 3.850 12/01/42 168,511
400,000 Alabama Power Co 3.750 03/01/45 324,968
300,000 Alabama Power Co 4.300 01/02/46 260,662
350,000 Alabama Power Co 3.700 12/01/47 277,124
1,000,000 Alabama Power Co 4.300 07/15/48 865,414
1,000,000 Alabama Power Co 3.125 07/15/51 707,537
1,000,000 Alabama Power Co 3.000 03/15/52 698,858
2,000,000 Ameren Corp 1.750 03/15/28 1,766,877
1,000,000 Ameren Corp 5.000 01/15/29 1,004,481
300,000 Ameren Illinois Co 3.800 05/15/28 291,915
750,000 Ameren Illinois Co 1.550 11/15/30 609,971
500,000 Ameren Illinois Co 3.850 09/01/32 466,022
725,000 Ameren Illinois Co 4.950 06/01/33 734,205
125,000 Ameren Illinois Co 4.150 03/15/46 107,733
1,150,000 Ameren Illinois Co 3.700 12/01/47 938,605

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 575,000 Ameren Illinois Co 4.500% 03/15/49 $ 526,162
325,000 Ameren Illinois Co 2.900 06/15/51 220,686
325,000 Ameren Illinois Co 5.900 12/01/52 363,682
350,000 American Electric Power Co, Inc 3.200 11/13/27 333,097
700,000 American Electric Power Co, Inc 4.300 12/01/28 684,380
2,000,000 American Electric Power Co, Inc 5.200 01/15/29 2,026,933
500,000 American Electric Power Co, Inc 2.300 03/01/30 426,895
1,000,000 American Electric Power Co, Inc 5.625 03/01/33 1,041,790
1,000,000 American Electric Power Co, Inc 3.875 02/15/62 839,277
300,000 American Water Capital Corp 3.400 03/01/25 293,678
200,000 American Water Capital Corp 2.950 09/01/27 188,914
500,000 American Water Capital Corp 3.750 09/01/28 481,106
750,000 American Water Capital Corp 3.450 06/01/29 707,893
100,000 American Water Capital Corp 2.800 05/01/30 89,479
1,250,000 American Water Capital Corp 2.300 06/01/31 1,067,417
225,000 American Water Capital Corp 4.300 12/01/42 201,458
150,000 American Water Capital Corp 4.300 09/01/45 131,966
100,000 American Water Capital Corp 4.000 12/01/46 83,714
1,175,000 American Water Capital Corp 3.750 09/01/47 959,581
500,000 American Water Capital Corp 4.200 09/01/48 434,963
500,000 American Water Capital Corp 4.150 06/01/49 429,937
675,000 American Water Capital Corp 3.450 05/01/50 517,075
1,250,000 (a) American Water Capital Corp 3.250 06/01/51 918,325
200,000 Appalachian Power Co 3.300 06/01/27 189,519
1,000,000 Appalachian Power Co 2.700 04/01/31 854,098
500,000 Appalachian Power Co 4.500 08/01/32 481,275
300,000 Appalachian Power Co 4.500 03/01/49 252,636
775,000 Appalachian Power Co 3.700 05/01/50 579,673
200,000 Arizona Public Service Co 2.950 09/15/27 189,015
1,000,000 Arizona Public Service Co 2.600 08/15/29 893,375
750,000 Arizona Public Service Co 6.350 12/15/32 814,064
750,000 Arizona Public Service Co 5.550 08/01/33 774,940
350,000 Arizona Public Service Co 4.500 04/01/42 305,068
200,000 Arizona Public Service Co 4.350 11/15/45 168,170
410,000 Arizona Public Service Co 3.750 05/15/46 311,754
200,000 Arizona Public Service Co 4.200 08/15/48 159,883
200,000 Arizona Public Service Co 4.250 03/01/49 161,642
300,000 Arizona Public Service Co 3.500 12/01/49 213,646
500,000 Arizona Public Service Co 3.350 05/15/50 353,650
750,000 Arizona Public Service Co 2.650 09/15/50 460,042
900,000 Atlantic City Electric Co 4.000 10/15/28 879,272
425,000 Atlantic City Electric Co 2.300 03/15/31 358,257
1,000,000 Atmos Energy Corp 2.625 09/15/29 910,513
750,000 Atmos Energy Corp 1.500 01/15/31 609,807
175,000 Atmos Energy Corp 5.450 10/15/32 183,928
500,000 Atmos Energy Corp 5.900 11/15/33 542,469
100,000 Atmos Energy Corp 5.500 06/15/41 104,509
125,000 Atmos Energy Corp 4.150 01/15/43 112,955
600,000 Atmos Energy Corp 4.125 10/15/44 530,987
500,000 Atmos Energy Corp 4.300 10/01/48 445,321
300,000 Atmos Energy Corp 4.125 03/15/49 257,691
1,500,000 Atmos Energy Corp 2.850 02/15/52 1,015,720
500,000 Atmos Energy Corp 5.750 10/15/52 549,414
125,000 Atmos Energy Corp 6.200 11/15/53 146,537
500,000 Avangrid, Inc 3.150 12/01/24 488,605
300,000 Avangrid, Inc 3.200 04/15/25 291,391
625,000 Avangrid, Inc 3.800 06/01/29 589,162
150,000 Avista Corp 4.350 06/01/48 126,558
550,000 Avista Corp 4.000 04/01/52 435,730
200,000 (a) Baltimore Gas and Electric Co 2.400 08/15/26 188,720
1,500,000 Baltimore Gas and Electric Co 2.250 06/15/31 1,277,164

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 150,000 Baltimore Gas and Electric Co 3.500% 08/15/46 $ 114,699
200,000 Baltimore Gas and Electric Co 3.750 08/15/47 158,214
200,000 Baltimore Gas and Electric Co 4.250 09/15/48 172,773
500,000 Baltimore Gas and Electric Co 3.200 09/15/49 363,629
775,000 Baltimore Gas and Electric Co 2.900 06/15/50 526,341
500,000 Baltimore Gas and Electric Co 4.550 06/01/52 458,137
500,000 Baltimore Gas and Electric Co 5.400 06/01/53 515,920
350,000 Berkshire Hathaway Energy Co 3.500 02/01/25 344,476
175,000 Berkshire Hathaway Energy Co 3.250 04/15/28 166,200
2,500,000 Berkshire Hathaway Energy Co 1.650 05/15/31 2,004,889
950,000 Berkshire Hathaway Energy Co 6.125 04/01/36 1,029,458
1,032,000 Berkshire Hathaway Energy Co 5.950 05/15/37 1,097,064
725,000 Berkshire Hathaway Energy Co 5.150 11/15/43 713,355
975,000 Berkshire Hathaway Energy Co 4.500 02/01/45 901,683
1,250,000 Berkshire Hathaway Energy Co 3.800 07/15/48 983,924
1,025,000 Berkshire Hathaway Energy Co 4.450 01/15/49 897,664
100,000 Black Hills Corp 3.950 01/15/26 97,605
100,000 Black Hills Corp 3.150 01/15/27 94,305
1,500,000 Black Hills Corp 5.950 03/15/28 1,553,755
550,000 Black Hills Corp 2.500 06/15/30 462,194
300,000 Black Hills Corp 4.350 05/01/33 276,330
1,000,000 Black Hills Corp 6.150 05/15/34 1,041,129
200,000 Black Hills Corp 4.200 09/15/46 159,723
200,000 CenterPoint Energy Houston Electric LLC 2.400 09/01/26 188,083
300,000 CenterPoint Energy Houston Electric LLC 3.000 02/01/27 285,423
1,500,000 CenterPoint Energy Houston Electric LLC 5.200 10/01/28 1,547,390
275,000 CenterPoint Energy Houston Electric LLC 2.350 04/01/31 235,483
100,000 CenterPoint Energy Houston Electric LLC 6.950 03/15/33 115,562
500,000 CenterPoint Energy Houston Electric LLC 4.950 04/01/33 508,972
300,000 CenterPoint Energy Houston Electric LLC 3.950 03/01/48 254,609
150,000 CenterPoint Energy Houston Electric LLC 2.900 07/01/50 104,336
875,000 CenterPoint Energy Houston Electric LLC 3.350 04/01/51 664,429
500,000 CenterPoint Energy Houston Electric LLC 3.600 03/01/52 396,636
100,000 CenterPoint Energy Houston Electric LLC 5.300 04/01/53 104,557
1,000,000 CenterPoint Energy Resources Corp 5.250 03/01/28 1,025,447
200,000 CenterPoint Energy Resources Corp 4.000 04/01/28 194,707
575,000 CenterPoint Energy Resources Corp 1.750 10/01/30 477,410
500,000 CenterPoint Energy Resources Corp 4.400 07/01/32 485,794
1,000,000 CenterPoint Energy Resources Corp 5.400 03/01/33 1,043,488
700,000 CenterPoint Energy Resources Corp 4.100 09/01/47 583,318
500,000 CenterPoint Energy, Inc 2.500 09/01/24 489,352
135,000 CenterPoint Energy, Inc 4.250 11/01/28 129,931
750,000 CenterPoint Energy, Inc 2.950 03/01/30 662,966
1,000,000 CenterPoint Energy, Inc 2.650 06/01/31 852,622
500,000 CenterPoint Energy, Inc 3.700 09/01/49 377,543
425,000 Cleco Corporate Holdings LLC 3.743 05/01/26 409,950
300,000 Cleco Corporate Holdings LLC 3.375 09/15/29 262,876
200,000 Cleco Corporate Holdings LLC 4.973 05/01/46 167,661
1,000,000 Cleco Securitization I LLC 4.646 09/01/42 973,510
790,000 CMS Energy Corp 3.450 08/15/27 752,421
1,000,000 CMS Energy Corp 3.750 12/01/50 789,374
250,000 Commonwealth Edison Co 2.550 06/15/26 237,959
300,000 Commonwealth Edison Co 3.700 08/15/28 289,986
500,000 (a) Commonwealth Edison Co 2.200 03/01/30 432,177
1,000,000 Commonwealth Edison Co 3.150 03/15/32 890,329
1,000,000 (a) Commonwealth Edison Co 4.900 02/01/33 1,011,854
200,000 Commonwealth Edison Co 3.800 10/01/42 165,359
300,000 Commonwealth Edison Co 4.700 01/15/44 278,317
100,000 Commonwealth Edison Co 3.700 03/01/45 80,653
250,000 Commonwealth Edison Co 3.650 06/15/46 197,193
400,000 Commonwealth Edison Co 3.750 08/15/47 321,034

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,175,000 Commonwealth Edison Co 4.000% 03/01/48 $ 995,315
1,300,000 Commonwealth Edison Co 4.000 03/01/49 1,089,420
500,000 Commonwealth Edison Co 3.200 11/15/49 358,686
500,000 Commonwealth Edison Co 3.000 03/01/50 348,338
1,000,000 Commonwealth Edison Co 3.125 03/15/51 707,872
500,000 Commonwealth Edison Co 2.750 09/01/51 324,716
500,000 Commonwealth Edison Co 5.300 02/01/53 507,685
625,000 Connecticut Light and Power Co 3.200 03/15/27 600,431
500,000 Connecticut Light and Power Co 2.050 07/01/31 414,686
1,000,000 Connecticut Light and Power Co 4.900 07/01/33 1,007,467
400,000 Connecticut Light and Power Co 4.300 04/15/44 352,558
250,000 Connecticut Light and Power Co 4.150 06/01/45 218,831
775,000 Connecticut Light and Power Co 4.000 04/01/48 657,912
500,000 Connecticut Light and Power Co 5.250 01/15/53 510,269
200,000 Consolidated Edison Co of New York, Inc 3.800 05/15/28 193,540
300,000 Consolidated Edison Co of New York, Inc 4.000 12/01/28 293,264
100,000 Consolidated Edison Co of New York, Inc 3.350 04/01/30 93,240
2,000,000 Consolidated Edison Co of New York, Inc 2.400 06/15/31 1,726,879
1,000,000 Consolidated Edison Co of New York, Inc 5.200 03/01/33 1,033,602
200,000 Consolidated Edison Co of New York, Inc 4.200 03/15/42 172,837
550,000 Consolidated Edison Co of New York, Inc 3.950 03/01/43 467,575
1,475,000 Consolidated Edison Co of New York, Inc 4.450 03/15/44 1,320,647
150,000 Consolidated Edison Co of New York, Inc 4.500 12/01/45 133,557
400,000 Consolidated Edison Co of New York, Inc 3.850 06/15/46 325,239
400,000 Consolidated Edison Co of New York, Inc 3.875 06/15/47 324,179
300,000 Consolidated Edison Co of New York, Inc 4.650 12/01/48 271,470
500,000 Consolidated Edison Co of New York, Inc 4.125 05/15/49 417,661
700,000 Consolidated Edison Co of New York, Inc 3.950 04/01/50 584,151
1,000,000 Consolidated Edison Co of New York, Inc 3.200 12/01/51 706,992
1,000,000 Consolidated Edison Co of New York, Inc 6.150 11/15/52 1,131,529
850,000 Consolidated Edison Co of New York, Inc 4.625 12/01/54 762,666
200,000 Consolidated Edison Co of New York, Inc 4.300 12/01/56 166,141
1,300,000 Consolidated Edison Co of New York, Inc 4.000 11/15/57 1,074,554
400,000 Consolidated Edison Co of New York, Inc 4.500 05/15/58 346,219
1,000,000 Consolidated Edison Co of New York, Inc 3.700 11/15/59 745,773
1,000,000 Consolidated Edison Co of New York, Inc 3.000 12/01/60 651,471
1,000,000 (a) Consolidated Edison Co of New York, Inc 3.600 06/15/61 749,548
1,500,000 Constellation Energy Generation LLC 3.250 06/01/25 1,456,849
750,000 Constellation Energy Generation LLC 5.600 03/01/28 772,449
750,000 Constellation Energy Generation LLC 5.800 03/01/33 788,306
1,000,000 Constellation Energy Generation LLC 6.125 01/15/34 1,070,085
900,000 Constellation Energy Generation LLC 6.250 10/01/39 962,228
625,000 Constellation Energy Generation LLC 5.600 06/15/42 623,694
1,000,000 Constellation Energy Generation LLC 6.500 10/01/53 1,127,711
500,000 Consumers Energy Co 4.650 03/01/28 503,160
250,000 Consumers Energy Co 3.800 11/15/28 241,015
1,000,000 Consumers Energy Co 4.900 02/15/29 1,017,458
275,000 Consumers Energy Co 3.600 08/15/32 254,596
500,000 Consumers Energy Co 4.625 05/15/33 499,154
600,000 Consumers Energy Co 3.950 07/15/47 504,364
600,000 Consumers Energy Co 4.050 05/15/48 522,153
350,000 Consumers Energy Co 4.350 04/15/49 314,722
500,000 Consumers Energy Co 3.750 02/15/50 411,398
500,000 Consumers Energy Co 3.100 08/15/50 367,859
150,000 Consumers Energy Co 3.500 08/01/51 117,611
287,000 Consumers Energy Co 2.650 08/15/52 189,623
500,000 Consumers Energy Co 4.200 09/01/52 439,882
291,000 Consumers Energy Co 2.500 05/01/60 177,693
300,000 Dayton Power & Light Co 3.950 06/15/49 230,131
200,000 Delmarva Power & Light Co 4.150 05/15/45 166,120
925,000 Dominion Energy South Carolina, Inc 2.300 12/01/31 770,157

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 50,000 Dominion Energy South Carolina, Inc 5.300% 05/15/33 $ 51,483
125,000 Dominion Energy South Carolina, Inc 5.450 02/01/41 126,694
800,000 Dominion Energy South Carolina, Inc 4.600 06/15/43 728,403
750,000 Dominion Energy South Carolina, Inc 6.250 10/15/53 864,648
300,000 Dominion Energy, Inc 3.300 03/15/25 292,892
1,750,000 Dominion Energy, Inc 3.900 10/01/25 1,716,729
1,000,000 Dominion Energy, Inc 1.450 04/15/26 926,923
775,000 Dominion Energy, Inc 3.600 03/15/27 744,550
500,000 Dominion Energy, Inc 4.250 06/01/28 489,831
303,000 Dominion Energy, Inc 3.375 04/01/30 278,947
500,000 Dominion Energy, Inc 2.250 08/15/31 414,099
500,000 Dominion Energy, Inc 4.350 08/15/32 482,699
1,000,000 Dominion Energy, Inc 5.375 11/15/32 1,026,875
475,000 Dominion Energy, Inc 3.300 04/15/41 362,813
200,000 Dominion Energy, Inc 4.700 12/01/44 176,740
500,000 Dominion Energy, Inc 4.600 03/15/49 440,175
500,000 Dominion Energy, Inc 4.850 08/15/52 459,675
500,000 DTE Electric Co 1.900 04/01/28 449,799
1,500,000 DTE Electric Co 3.000 03/01/32 1,328,712
1,000,000 DTE Electric Co 5.200 04/01/33 1,038,781
200,000 DTE Electric Co 4.000 04/01/43 172,118
100,000 DTE Electric Co 3.700 06/01/46 80,303
500,000 DTE Electric Co 3.750 08/15/47 399,655
1,000,000 DTE Electric Co 4.050 05/15/48 846,804
525,000 DTE Electric Co 3.950 03/01/49 441,083
1,000,000 DTE Electric Co 2.950 03/01/50 697,939
400,000 DTE Electric Co 3.250 04/01/51 292,647
450,000 DTE Electric Co 3.650 03/01/52 354,701
1,000,000 DTE Electric Securitization Funding II LLC 5.970 03/01/32 1,049,415
1,000,000 DTE Electric Securitization Funding II LLC 6.090 09/01/37 1,102,603
1,000,000 DTE Energy Co 1.050 06/01/25 942,228
327,000 DTE Energy Co 3.400 06/15/29 305,620
500,000 DTE Energy Co 2.950 03/01/30 441,668
200,000 Duke Energy Carolinas LLC 2.950 12/01/26 193,058
500,000 Duke Energy Carolinas LLC 3.950 11/15/28 492,141
500,000 Duke Energy Carolinas LLC 2.450 08/15/29 444,306
1,500,000 Duke Energy Carolinas LLC 2.550 04/15/31 1,299,860
375,000 Duke Energy Carolinas LLC 2.850 03/15/32 326,873
1,300,000 Duke Energy Carolinas LLC 4.950 01/15/33 1,324,076
125,000 Duke Energy Carolinas LLC 5.300 02/15/40 126,370
300,000 Duke Energy Carolinas LLC 3.750 06/01/45 240,147
200,000 Duke Energy Carolinas LLC 3.875 03/15/46 161,957
1,750,000 Duke Energy Carolinas LLC 3.700 12/01/47 1,372,114
1,500,000 Duke Energy Carolinas LLC 3.950 03/15/48 1,234,060
1,000,000 Duke Energy Carolinas LLC 3.200 08/15/49 725,602
1,500,000 Duke Energy Carolinas LLC 3.450 04/15/51 1,129,923
1,000,000 Duke Energy Carolinas LLC 5.350 01/15/53 1,023,646
500,000 Duke Energy Carolinas LLC 5.400 01/15/54 515,186
2,700,000 Duke Energy Corp 2.650 09/01/26 2,562,013
350,000 Duke Energy Corp 3.150 08/15/27 330,766
1,000,000 Duke Energy Corp 5.000 12/08/27 1,010,871
1,000,000 Duke Energy Corp 4.300 03/15/28 985,897
1,000,000 Duke Energy Corp 2.450 06/01/30 871,781
1,000,000 Duke Energy Corp 2.550 06/15/31 853,243
1,000,000 (a) Duke Energy Corp 5.750 09/15/33 1,057,816
1,000,000 Duke Energy Corp 3.300 06/15/41 765,366
300,000 Duke Energy Corp 4.800 12/15/45 272,838
1,975,000 Duke Energy Corp 3.750 09/01/46 1,521,725
500,000 Duke Energy Corp 4.200 06/15/49 406,670
1,000,000 Duke Energy Corp 3.500 06/15/51 734,637
500,000 Duke Energy Corp 5.000 08/15/52 466,737

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Duke Energy Corp 6.100% 09/15/53 $ 1,083,036
750,000 Duke Energy Corp 3.250 01/15/82 579,933
1,200,000 Duke Energy Florida LLC 3.200 01/15/27 1,158,962
1,000,000 Duke Energy Florida LLC 2.400 12/15/31 843,672
375,000 Duke Energy Florida LLC 6.400 06/15/38 419,437
500,000 Duke Energy Florida LLC 3.400 10/01/46 374,618
300,000 Duke Energy Florida LLC 4.200 07/15/48 259,258
1,000,000 Duke Energy Florida LLC 3.000 12/15/51 682,338
1,000,000 Duke Energy Florida LLC 5.950 11/15/52 1,094,120
300,000 Duke Energy Indiana LLC 3.750 05/15/46 238,581
500,000 Duke Energy Indiana LLC 3.250 10/01/49 362,403
275,000 Duke Energy Indiana LLC 2.750 04/01/50 177,786
500,000 Duke Energy Indiana LLC 5.400 04/01/53 509,080
200,000 Duke Energy Ohio, Inc 3.650 02/01/29 192,503
25,000 Duke Energy Ohio, Inc 2.125 06/01/30 21,265
750,000 Duke Energy Ohio, Inc 5.250 04/01/33 772,650
200,000 Duke Energy Ohio, Inc 3.700 06/15/46 156,226
200,000 Duke Energy Ohio, Inc 4.300 02/01/49 170,214
500,000 Duke Energy Ohio, Inc 5.650 04/01/53 523,668
300,000 Duke Energy Progress LLC 3.250 08/15/25 293,152
300,000 Duke Energy Progress LLC 3.700 09/01/28 291,158
5,357,000 Duke Energy Progress LLC 3.450 03/15/29 5,109,084
1,500,000 Duke Energy Progress LLC 2.000 08/15/31 1,237,804
750,000 Duke Energy Progress LLC 5.250 03/15/33 773,004
400,000 Duke Energy Progress LLC 4.375 03/30/44 352,755
500,000 Duke Energy Progress LLC 4.150 12/01/44 425,511
300,000 Duke Energy Progress LLC 4.200 08/15/45 256,327
500,000 Duke Energy Progress LLC 3.700 10/15/46 388,808
200,000 Duke Energy Progress LLC 3.600 09/15/47 153,389
600,000 Duke Energy Progress LLC 2.500 08/15/50 376,910
500,000 Duke Energy Progress LLC 2.900 08/15/51 337,489
750,000 Duke Energy Progress LLC 5.350 03/15/53 759,738
250,000 Eastern Energy Gas Holdings LLC 2.500 11/15/24 243,471
134,000 Eastern Energy Gas Holdings LLC 3.600 12/15/24 131,772
750,000 Edison International 5.750 06/15/27 765,827
300,000 Edison International 4.125 03/15/28 289,694
1,000,000 Edison International 5.250 11/15/28 1,006,147
500,000 Edison International 6.950 11/15/29 542,610
200,000 El Paso Electric Co 5.000 12/01/44 167,039
1,075,000 Emera US Finance LP 3.550 06/15/26 1,035,742
2,000,000 Emera US Finance LP 2.639 06/15/31 1,639,731
625,000 Emera US Finance LP 4.750 06/15/46 514,194
400,000 (a) Enel Americas S.A. 4.000 10/25/26 389,205
675,000 Enel Chile S.A. 4.875 06/12/28 666,920
50,000 Enel Generacion Chile S.A. 4.250 04/15/24 49,631
600,000 Entergy Arkansas LLC 3.500 04/01/26 582,868
1,000,000 Entergy Arkansas LLC 5.150 01/15/33 1,019,437
500,000 Entergy Arkansas LLC 5.300 09/15/33 511,830
200,000 Entergy Arkansas LLC 4.200 04/01/49 171,192
425,000 Entergy Arkansas LLC 2.650 06/15/51 267,196
750,000 Entergy Arkansas LLC 3.350 06/15/52 543,106
1,000,000 Entergy Corp 0.900 09/15/25 929,858
1,300,000 Entergy Corp 2.950 09/01/26 1,234,302
1,000,000 Entergy Corp 1.900 06/15/28 885,686
175,000 Entergy Corp 2.800 06/15/30 153,991
625,000 Entergy Corp 2.400 06/15/31 523,028
500,000 Entergy Corp 3.750 06/15/50 377,077
200,000 Entergy Louisiana LLC 2.400 10/01/26 187,266
200,000 Entergy Louisiana LLC 3.120 09/01/27 188,545
1,000,000 Entergy Louisiana LLC 1.600 12/15/30 801,181
1,000,000 Entergy Louisiana LLC 2.350 06/15/32 831,704

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Entergy Louisiana LLC 4.000% 03/15/33 $ 465,811
500,000 Entergy Louisiana LLC 3.100 06/15/41 377,381
300,000 Entergy Louisiana LLC 4.200 09/01/48 249,070
300,000 Entergy Louisiana LLC 4.200 04/01/50 253,334
500,000 Entergy Louisiana LLC 4.750 09/15/52 459,582
800,000 Entergy Mississippi LLC 3.850 06/01/49 640,873
475,000 Entergy Mississippi LLC 3.500 06/01/51 352,725
1,000,000 Entergy Texas, Inc 4.000 03/30/29 971,205
575,000 Entergy Texas, Inc 1.750 03/15/31 470,931
200,000 Entergy Texas, Inc 4.500 03/30/39 182,510
700,000 Entergy Texas, Inc 3.550 09/30/49 528,154
1,000,000 Entergy Texas, Inc 5.800 09/01/53 1,073,934
775,000 Enterprise Products Operating LLC 3.700 01/31/51 616,625
125,000 Essential Utilities, Inc 3.566 05/01/29 116,636
225,000 Essential Utilities, Inc 2.704 04/15/30 196,680
1,000,000 Essential Utilities, Inc 2.400 05/01/31 833,660
200,000 Essential Utilities, Inc 4.276 05/01/49 166,050
300,000 Essential Utilities, Inc 3.351 04/15/50 212,132
500,000 Essential Utilities, Inc 5.300 05/01/52 477,032
100,000 Evergy Kansas Central, Inc 2.550 07/01/26 94,724
1,000,000 Evergy Kansas Central, Inc 5.900 11/15/33 1,069,750
500,000 Evergy Kansas Central, Inc 4.125 03/01/42 429,620
175,000 Evergy Kansas Central, Inc 4.100 04/01/43 147,152
375,000 Evergy Kansas Central, Inc 3.250 09/01/49 264,074
425,000 Evergy Kansas Central, Inc 3.450 04/15/50 310,368
1,000,000 Evergy Kansas Central, Inc 5.700 03/15/53 1,043,755
200,000 Evergy Metro, Inc 3.650 08/15/25 195,596
150,000 Evergy Metro, Inc 2.250 06/01/30 127,830
100,000 Evergy Metro, Inc 5.300 10/01/41 98,942
650,000 Evergy Metro, Inc 4.200 06/15/47 546,461
100,000 Evergy Metro, Inc 4.200 03/15/48 83,853
300,000 Evergy Metro, Inc 4.125 04/01/49 246,408
750,000 Evergy, Inc 2.900 09/15/29 678,412
100,000 Eversource Energy 0.800 08/15/25 93,164
1,000,000 Eversource Energy 1.400 08/15/26 911,759
200,000 Eversource Energy 3.300 01/15/28 189,377
1,000,000 Eversource Energy 5.450 03/01/28 1,027,814
300,000 Eversource Energy 4.250 04/01/29 290,957
100,000 Eversource Energy 1.650 08/15/30 81,145
1,000,000 Eversource Energy 2.550 03/15/31 844,352
1,000,000 Eversource Energy 3.375 03/01/32 884,930
1,100,000 Eversource Energy 3.450 01/15/50 793,839
425,000 Exelon Corp 3.400 04/15/26 411,431
1,500,000 Exelon Corp 2.750 03/15/27 1,412,638
1,000,000 Exelon Corp 5.150 03/15/28 1,016,437
1,000,000 Exelon Corp 3.350 03/15/32 893,849
750,000 Exelon Corp 5.300 03/15/33 765,403
500,000 Exelon Corp 4.950 06/15/35 481,253
975,000 Exelon Corp 4.450 04/15/46 849,388
100,000 Exelon Corp 4.700 04/15/50 89,968
500,000 Exelon Corp 4.100 03/15/52 404,229
500,000 Exelon Corp 5.600 03/15/53 508,017
907,000 Florida Power & Light Co 3.125 12/01/25 881,614
750,000 Florida Power & Light Co 5.050 04/01/28 766,617
750,000 Florida Power & Light Co 4.400 05/15/28 751,199
425,000 Florida Power & Light Co 4.625 05/15/30 427,761
1,000,000 Florida Power & Light Co 2.450 02/03/32 858,714
750,000 Florida Power & Light Co 5.100 04/01/33 773,976
150,000 Florida Power & Light Co 4.800 05/15/33 151,681
100,000 Florida Power & Light Co 4.125 02/01/42 89,996
200,000 Florida Power & Light Co 4.050 06/01/42 177,055

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 450,000 Florida Power & Light Co 3.800% 12/15/42 $ 388,656
400,000 Florida Power & Light Co 4.050 10/01/44 349,790
500,000 Florida Power & Light Co 3.700 12/01/47 404,189
1,675,000 Florida Power & Light Co 3.950 03/01/48 1,423,335
500,000 Florida Power & Light Co 4.125 06/01/48 436,630
1,100,000 Florida Power & Light Co 3.990 03/01/49 941,905
400,000 Florida Power & Light Co 3.150 10/01/49 293,446
500,000 Florida Power & Light Co 2.875 12/04/51 346,345
750,000 Florida Power & Light Co 5.300 04/01/53 784,022
768,000 Fortis, Inc 3.055 10/04/26 729,032
100,000 Georgia Power Co 3.250 04/01/26 96,122
700,000 Georgia Power Co 3.250 03/30/27 668,305
1,000,000 Georgia Power Co 4.650 05/16/28 1,007,644
700,000 Georgia Power Co 2.650 09/15/29 633,805
1,500,000 Georgia Power Co 4.950 05/17/33 1,512,101
625,000 Georgia Power Co 4.300 03/15/42 552,560
700,000 Georgia Power Co 4.300 03/15/43 608,650
2,500,000 Georgia Power Co 3.250 03/15/51 1,808,055
200,000 Gulf Power Co 3.300 05/30/27 191,600
250,000 Iberdrola International BV 5.810 03/15/25 251,155
400,000 Iberdrola International BV 6.750 07/15/36 459,115
425,000 Idaho Power Co 5.500 03/15/53 438,181
1,000,000 Idaho Power Co 5.800 04/01/54 1,068,138
500,000 Indiana Michigan Power Co 3.850 05/15/28 482,494
225,000 Indiana Michigan Power Co 4.550 03/15/46 201,204
100,000 Indiana Michigan Power Co 3.750 07/01/47 76,598
300,000 Indiana Michigan Power Co 4.250 08/15/48 251,511
675,000 Indiana Michigan Power Co 3.250 05/01/51 480,399
500,000 Indiana Michigan Power Co 5.625 04/01/53 524,537
500,000 Interstate Power and Light Co 3.250 12/01/24 489,807
725,000 Interstate Power and Light Co 4.100 09/26/28 703,548
325,000 Interstate Power and Light Co 3.600 04/01/29 308,232
125,000 Interstate Power and Light Co 2.300 06/01/30 106,927
1,000,000 Interstate Power and Light Co 5.700 10/15/33 1,053,003
100,000 Interstate Power and Light Co 6.250 07/15/39 107,574
100,000 Interstate Power and Light Co 3.700 09/15/46 76,625
300,000 Interstate Power and Light Co 3.500 09/30/49 222,113
1,000,000 Interstate Power and Light Co 3.100 11/30/51 678,206
1,000,000 IPALCO Enterprises, Inc 3.700 09/01/24 984,141
100,000 IPALCO Enterprises, Inc 4.250 05/01/30 92,392
100,000 ITC Holdings Corp 3.250 06/30/26 96,135
900,000 ITC Holdings Corp 3.350 11/15/27 853,561
1,000,000 Kentucky Utilities Co 5.450 04/15/33 1,038,724
300,000 Kentucky Utilities Co 4.375 10/01/45 258,560
400,000 Kentucky Utilities Co 3.300 06/01/50 292,636
1,000,000 Louisville Gas and Electric Co 5.450 04/15/33 1,041,591
300,000 Louisville Gas and Electric Co 4.250 04/01/49 253,728
1,500,000 MidAmerican Energy Co 3.100 05/01/27 1,435,313
575,000 MidAmerican Energy Co 3.650 04/15/29 549,360
425,000 MidAmerican Energy Co 5.350 01/15/34 447,820
200,000 MidAmerican Energy Co 4.800 09/15/43 188,188
200,000 MidAmerican Energy Co 4.400 10/15/44 178,772
200,000 MidAmerican Energy Co 4.250 05/01/46 173,862
500,000 MidAmerican Energy Co 3.950 08/01/47 417,855
1,000,000 MidAmerican Energy Co 3.650 08/01/48 791,996
300,000 MidAmerican Energy Co 4.250 07/15/49 261,063
300,000 MidAmerican Energy Co 3.150 04/15/50 213,808
1,000,000 MidAmerican Energy Co 2.700 08/01/52 645,906
400,000 MidAmerican Energy Co 5.850 09/15/54 442,521
500,000 Mississippi Power Co 3.950 03/30/28 485,758
750,000 Mississippi Power Co 4.250 03/15/42 638,073

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Mississippi Power Co 3.100% 07/30/51 $ 670,936
300,000 National Fuel Gas Co 5.200 07/15/25 298,608
300,000 National Fuel Gas Co 5.500 01/15/26 300,325
200,000 National Fuel Gas Co 3.950 09/15/27 190,350
200,000 National Fuel Gas Co 4.750 09/01/28 195,120
1,100,000 National Fuel Gas Co 2.950 03/01/31 920,800
1,000,000 National Grid plc 5.602 06/12/28 1,030,267
1,000,000 National Grid plc 5.809 06/12/33 1,050,761
250,000 National Grid USA 5.803 04/01/35 254,518
1,000,000 Nevada Power Co 3.700 05/01/29 958,568
500,000 Nevada Power Co 2.400 05/01/30 433,406
500,000 Nevada Power Co 3.125 08/01/50 346,375
500,000 Nevada Power Co 5.900 05/01/53 534,677
1,000,000 Nevada Power Co 6.000 03/15/54 1,097,073
1,250,000 NextEra Energy Capital Holdings, Inc 4.450 06/20/25 1,239,027
2,000,000 NextEra Energy Capital Holdings, Inc 5.749 09/01/25 2,018,922
1,125,000 NextEra Energy Capital Holdings, Inc 3.550 05/01/27 1,083,389
1,250,000 NextEra Energy Capital Holdings, Inc 4.625 07/15/27 1,247,738
1,000,000 NextEra Energy Capital Holdings, Inc 4.900 02/28/28 1,009,436
2,500,000 NextEra Energy Capital Holdings, Inc 1.900 06/15/28 2,218,441
300,000 NextEra Energy Capital Holdings, Inc 3.500 04/01/29 283,757
450,000 NextEra Energy Capital Holdings, Inc 2.750 11/01/29 403,228
1,500,000 NextEra Energy Capital Holdings, Inc 5.000 02/28/30 1,515,886
2,980,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 2,549,177
1,000,000 NextEra Energy Capital Holdings, Inc 2.440 01/15/32 837,948
450,000 NextEra Energy Capital Holdings, Inc 5.000 07/15/32 452,220
1,500,000 NextEra Energy Capital Holdings, Inc 5.050 02/28/33 1,502,803
1,000,000 NextEra Energy Capital Holdings, Inc 3.000 01/15/52 669,227
1,000,000 NextEra Energy Capital Holdings, Inc 5.250 02/28/53 982,179
1,700,000 NextEra Energy Capital Holdings, Inc 5.650 05/01/79 1,595,196
1,000,000 NextEra Energy Capital Holdings, Inc 3.800 03/15/82 847,022
500,000 NiSource, Inc 0.950 08/15/25 467,529
1,000,000 NiSource, Inc 3.490 05/15/27 962,748
1,500,000 NiSource, Inc 5.250 03/30/28 1,529,425
750,000 NiSource, Inc 2.950 09/01/29 684,964
200,000 NiSource, Inc 3.600 05/01/30 186,087
800,000 NiSource, Inc 1.700 02/15/31 648,168
1,000,000 NiSource, Inc 5.400 06/30/33 1,031,078
77,000 NiSource, Inc 5.950 06/15/41 80,278
700,000 NiSource, Inc 5.250 02/15/43 679,837
450,000 NiSource, Inc 4.800 02/15/44 411,066
815,000 NiSource, Inc 5.650 02/01/45 818,475
350,000 NiSource, Inc 4.375 05/15/47 301,701
500,000 NiSource, Inc 3.950 03/30/48 403,832
200,000 NiSource, Inc 5.000 06/15/52 186,914
600,000 Northern States Power Co 2.250 04/01/31 514,650
425,000 Northern States Power Co 5.350 11/01/39 435,017
175,000 Northern States Power Co 3.600 05/15/46 137,221
1,950,000 Northern States Power Co 3.600 09/15/47 1,531,992
325,000 Northern States Power Co 2.900 03/01/50 227,669
750,000 Northern States Power Co 2.600 06/01/51 490,561
1,000,000 Northern States Power Co 3.200 04/01/52 736,977
400,000 Northern States Power Co 4.500 06/01/52 367,662
500,000 Northern States Power Co 5.100 05/15/53 504,070
200,000 NorthWestern Corp 4.176 11/15/44 165,075
300,000 NSTAR Electric Co 3.200 05/15/27 288,937
1,000,000 NSTAR Electric Co 1.950 08/15/31 817,668
1,100,000 NSTAR Electric Co 3.100 06/01/51 772,418
350,000 NSTAR Electric Co 4.550 06/01/52 318,659
500,000 Oglethorpe Power Corp 4.500 04/01/47 423,554
500,000 Oglethorpe Power Corp 5.050 10/01/48 459,504

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 750,000 Oglethorpe Power Corp 3.750% 08/01/50 $ 563,395
500,000 Oglethorpe Power Corp 5.250 09/01/50 471,682
500,000 (d) Oglethorpe Power Corp 6.200 12/01/53 536,262
2,000,000 Ohio Power Co 1.625 01/15/31 1,623,211
500,000 Ohio Power Co 4.150 04/01/48 416,708
1,500,000 Ohio Power Co 4.000 06/01/49 1,218,966
1,000,000 Ohio Power Co 2.900 10/01/51 677,203
200,000 Oklahoma Gas and Electric Co 3.800 08/15/28 193,256
500,000 Oklahoma Gas and Electric Co 3.300 03/15/30 456,667
100,000 Oklahoma Gas and Electric Co 3.250 04/01/30 91,136
500,000 Oklahoma Gas and Electric Co 5.400 01/15/33 519,835
200,000 Oklahoma Gas and Electric Co 4.150 04/01/47 166,205
200,000 Oklahoma Gas and Electric Co 3.850 08/15/47 158,178
1,000,000 Oklahoma Gas and Electric Co 5.600 04/01/53 1,050,030
400,000 Oncor Electric Delivery Co LLC 2.950 04/01/25 390,012
1,000,000 Oncor Electric Delivery Co LLC 0.550 10/01/25 930,451
750,000 Oncor Electric Delivery Co LLC 3.700 11/15/28 722,969
1,500,000 Oncor Electric Delivery Co LLC 5.750 03/15/29 1,583,158
425,000 Oncor Electric Delivery Co LLC 4.150 06/01/32 407,911
500,000 Oncor Electric Delivery Co LLC 4.550 09/15/32 495,338
1,000,000 (d) Oncor Electric Delivery Co LLC 5.650 11/15/33 1,065,320
100,000 Oncor Electric Delivery Co LLC 5.250 09/30/40 102,197
550,000 Oncor Electric Delivery Co LLC 4.550 12/01/41 512,937
56,000 Oncor Electric Delivery Co LLC 5.300 06/01/42 59,797
300,000 Oncor Electric Delivery Co LLC 3.750 04/01/45 248,659
400,000 Oncor Electric Delivery Co LLC 3.800 09/30/47 322,175
200,000 Oncor Electric Delivery Co LLC 4.100 11/15/48 171,714
500,000 Oncor Electric Delivery Co LLC 3.800 06/01/49 408,851
500,000 Oncor Electric Delivery Co LLC 3.100 09/15/49 357,652
200,000 Oncor Electric Delivery Co LLC 3.700 05/15/50 161,604
550,000 Oncor Electric Delivery Co LLC 2.700 11/15/51 362,938
1,500,000 (d) Oncor Electric Delivery Co LLC 4.950 09/15/52 1,474,740
500,000 Oncor Electric Delivery Co LLC 4.950 09/15/52 491,580
164,000 Oncor Electric Delivery Co LLC 5.350 10/01/52 168,873
500,000 ONE Gas, Inc 5.100 04/01/29 509,758
100,000 ONE Gas, Inc 2.000 05/15/30 84,814
500,000 (a) ONE Gas, Inc 4.250 09/01/32 479,528
100,000 ONE Gas, Inc 4.658 02/01/44 90,112
500,000 ONE Gas, Inc 4.500 11/01/48 439,761
5,000,000 Pacific Gas and Electric Co 3.150 01/01/26 4,795,866
500,000 Pacific Gas and Electric Co 5.450 06/15/27 504,028
3,000,000 Pacific Gas and Electric Co 2.100 08/01/27 2,703,698
1,500,000 Pacific Gas and Electric Co 3.000 06/15/28 1,367,031
500,000 Pacific Gas and Electric Co 6.100 01/15/29 517,399
1,000,000 Pacific Gas and Electric Co 4.200 03/01/29 945,062
3,000,000 Pacific Gas and Electric Co 4.550 07/01/30 2,857,134
3,000,000 Pacific Gas and Electric Co 2.500 02/01/31 2,474,672
2,000,000 Pacific Gas and Electric Co 3.250 06/01/31 1,732,021
1,000,000 Pacific Gas and Electric Co 4.400 03/01/32 924,986
500,000 Pacific Gas and Electric Co 5.900 06/15/32 508,402
500,000 Pacific Gas and Electric Co 6.150 01/15/33 518,233
1,500,000 Pacific Gas and Electric Co 6.400 06/15/33 1,578,326
1,000,000 Pacific Gas and Electric Co 6.950 03/15/34 1,098,410
750,000 Pacific Gas and Electric Co 4.500 07/01/40 633,964
1,000,000 Pacific Gas and Electric Co 3.300 08/01/40 731,763
1,500,000 Pacific Gas and Electric Co 4.200 06/01/41 1,196,873
1,200,000 Pacific Gas and Electric Co 4.950 07/01/50 1,025,028
2,300,000 Pacific Gas and Electric Co 3.500 08/01/50 1,587,864
1,000,000 Pacific Gas and Electric Co 5.250 03/01/52 888,520
1,000,000 Pacific Gas and Electric Co 6.750 01/15/53 1,087,720
400,000 Pacific Gas and Electric Co 6.700 04/01/53 433,999

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 PacifiCorp 3.500% 06/15/29 $ 469,215
500,000 PacifiCorp 2.700 09/15/30 433,255
850,000 (a) PacifiCorp 6.000 01/15/39 887,493
300,000 PacifiCorp 4.125 01/15/49 242,448
1,300,000 PacifiCorp 4.150 02/15/50 1,051,388
250,000 PacifiCorp 3.300 03/15/51 173,209
2,000,000 PacifiCorp 2.900 06/15/52 1,285,959
750,000 PacifiCorp 5.350 12/01/53 720,802
775,000 PacifiCorp 5.500 05/15/54 760,359
200,000 PECO Energy Co 3.150 10/15/25 194,876
1,000,000 PECO Energy Co 4.900 06/15/33 1,016,627
200,000 PECO Energy Co 4.150 10/01/44 173,168
200,000 PECO Energy Co 3.700 09/15/47 160,720
1,200,000 PECO Energy Co 3.900 03/01/48 1,006,044
125,000 PECO Energy Co 3.000 09/15/49 88,854
100,000 PECO Energy Co 2.800 06/15/50 67,312
475,000 PECO Energy Co 3.050 03/15/51 335,997
1,000,000 PECO Energy Co 2.850 09/15/51 672,363
500,000 PECO Energy Co 4.600 05/15/52 469,026
500,000 PECO Energy Co 4.375 08/15/52 449,685
500,000 PG&E Recovery Funding LLC 5.256 01/15/38 507,179
500,000 PG&E Recovery Funding LLC 5.536 07/15/47 517,063
411,640 PG&E WILDFIRE RECOVERY 3.594 06/01/30 396,241
250,000 PG&E WILDFIRE RECOVERY 4.263 06/01/36 236,832
250,000 PG&E WILDFIRE RECOVERY 4.377 06/01/39 233,551
1,000,000 PG&E WILDFIRE RECOVERY 4.451 12/01/47 902,967
1,000,000 PG&E WILDFIRE RECOVERY 4.674 12/01/51 937,796
444,661 PG&E Wildfire Recovery Funding LLC 4.022 06/01/31 430,784
500,000 PG&E Wildfire Recovery Funding LLC 4.722 06/01/37 489,747
500,000 PG&E Wildfire Recovery Funding LLC 5.081 06/01/41 496,308
750,000 PG&E Wildfire Recovery Funding LLC 5.212 12/01/47 751,396
750,000 PG&E Wildfire Recovery Funding LLC 5.099 06/01/52 750,196
1,000,000 Piedmont Natural Gas Co, Inc 2.500 03/15/31 853,857
500,000 Piedmont Natural Gas Co, Inc 5.400 06/15/33 514,060
200,000 Piedmont Natural Gas Co, Inc 4.650 08/01/43 177,508
1,600,000 Piedmont Natural Gas Co, Inc 3.350 06/01/50 1,106,483
1,000,000 Piedmont Natural Gas Co, Inc 5.050 05/15/52 927,762
1,000,000 Pinnacle West Capital Corp 1.300 06/15/25 942,238
900,000 Potomac Electric Power Co 4.150 03/15/43 801,563
950,000 PPL Capital Funding, Inc 3.100 05/15/26 910,494
1,500,000 PPL Electric Utilities Corp 5.000 05/15/33 1,533,200
200,000 PPL Electric Utilities Corp 4.125 06/15/44 173,203
275,000 PPL Electric Utilities Corp 4.150 10/01/45 238,135
500,000 PPL Electric Utilities Corp 3.950 06/01/47 422,571
200,000 PPL Electric Utilities Corp 4.150 06/15/48 175,671
525,000 PPL Electric Utilities Corp 3.000 10/01/49 375,810
1,000,000 PPL Electric Utilities Corp 5.250 05/15/53 1,030,630
250,000 Public Service Co of Colorado 3.700 06/15/28 240,226
1,000,000 Public Service Co of Colorado 1.900 01/15/31 830,453
1,050,000 Public Service Co of Colorado 1.875 06/15/31 864,471
275,000 Public Service Co of Colorado 4.100 06/01/32 263,428
200,000 Public Service Co of Colorado 3.800 06/15/47 158,528
100,000 Public Service Co of Colorado 4.100 06/15/48 81,159
300,000 Public Service Co of Colorado 4.050 09/15/49 242,795
400,000 Public Service Co of Colorado 3.200 03/01/50 286,204
350,000 Public Service Co of Colorado 2.700 01/15/51 219,513
1,000,000 Public Service Co of Colorado 5.250 04/01/53 995,388
1,200,000 Public Service Co of New Hampshire 2.200 06/15/31 1,008,428
1,000,000 Public Service Co of New Hampshire 5.350 10/01/33 1,047,236
100,000 Public Service Co of New Hampshire 3.600 07/01/49 78,809
500,000 Public Service Co of New Hampshire 5.150 01/15/53 506,101

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Public Service Co of Oklahoma 2.200% 08/15/31 $ 414,464
1,000,000 Public Service Co of Oklahoma 5.250 01/15/33 1,006,946
500,000 Public Service Co of Oklahoma 3.150 08/15/51 341,185
1,000,000 Public Service Electric and Gas Co 0.950 03/15/26 924,168
300,000 Public Service Electric and Gas Co 2.250 09/15/26 282,800
450,000 Public Service Electric and Gas Co 3.000 05/15/27 428,083
250,000 Public Service Electric and Gas Co 3.700 05/01/28 242,055
500,000 Public Service Electric and Gas Co 2.450 01/15/30 442,264
1,000,000 Public Service Electric and Gas Co 1.900 08/15/31 820,581
225,000 Public Service Electric and Gas Co 4.900 12/15/32 228,262
500,000 Public Service Electric and Gas Co 4.650 03/15/33 500,051
1,000,000 Public Service Electric and Gas Co 5.200 08/01/33 1,037,813
200,000 Public Service Electric and Gas Co 3.800 01/01/43 166,911
600,000 Public Service Electric and Gas Co 3.800 03/01/46 496,120
200,000 Public Service Electric and Gas Co 3.600 12/01/47 160,596
250,000 Public Service Electric and Gas Co 4.050 05/01/48 217,268
500,000 Public Service Electric and Gas Co 3.850 05/01/49 415,535
575,000 Public Service Electric and Gas Co 3.200 08/01/49 424,624
500,000 Public Service Electric and Gas Co 3.150 01/01/50 368,098
175,000 Public Service Electric and Gas Co 2.700 05/01/50 119,802
2,000,000 Public Service Electric and Gas Co 3.000 03/01/51 1,431,714
200,000 Public Service Electric and Gas Co 5.125 03/15/53 208,273
1,500,000 Public Service Electric and Gas Co 5.450 08/01/53 1,618,727
400,000 Public Service Enterprise Group, Inc 0.800 08/15/25 373,824
1,000,000 Public Service Enterprise Group, Inc 5.850 11/15/27 1,040,912
400,000 Public Service Enterprise Group, Inc 1.600 08/15/30 327,208
1,000,000 Public Service Enterprise Group, Inc 2.450 11/15/31 841,123
750,000 Public Service Enterprise Group, Inc 6.125 10/15/33 806,061
1,585,000 Puget Energy, Inc 3.650 05/15/25 1,544,205
1,000,000 Puget Energy, Inc 2.379 06/15/28 893,820
1,000,000 Puget Energy, Inc 4.100 06/15/30 916,224
250,000 Puget Sound Energy, Inc 5.757 10/01/39 256,240
200,000 Puget Sound Energy, Inc 4.300 05/20/45 169,550
275,000 Puget Sound Energy, Inc 3.250 09/15/49 195,531
750,000 Puget Sound Energy, Inc 2.893 09/15/51 499,749
800,000 San Diego Gas & Electric Co 2.500 05/15/26 763,425
550,000 San Diego Gas & Electric Co 4.950 08/15/28 561,273
500,000 San Diego Gas & Electric Co 1.700 10/01/30 412,951
300,000 San Diego Gas & Electric Co 3.750 06/01/47 240,142
300,000 San Diego Gas & Electric Co 4.150 05/15/48 255,312
750,000 San Diego Gas & Electric Co 4.100 06/15/49 617,090
675,000 San Diego Gas & Electric Co 2.950 08/15/51 475,065
1,000,000 San Diego Gas & Electric Co 3.700 03/15/52 774,493
1,000,000 San Diego Gas & Electric Co 5.350 04/01/53 1,011,691
1,525,000 Sempra 3.250 06/15/27 1,445,352
675,000 Sempra 3.400 02/01/28 643,282
1,000,000 Sempra 5.500 08/01/33 1,036,458
825,000 Sempra 3.800 02/01/38 704,458
125,000 Sempra 6.000 10/15/39 131,654
850,000 Sempra 4.000 02/01/48 698,619
1,380,000 Sempra 4.125 04/01/52 1,184,273
869,000 Sierra Pacific Power Co 2.600 05/01/26 827,541
500,000 (d) Sierra Pacific Power Co 5.900 03/15/54 529,228
500,000 Southern California Edison Co 3.700 08/01/25 489,760
1,000,000 Southern California Edison Co 1.200 02/01/26 931,054
500,000 Southern California Edison Co 4.700 06/01/27 502,935
750,000 Southern California Edison Co 5.850 11/01/27 783,162
750,000 Southern California Edison Co 3.650 03/01/28 718,812
1,000,000 Southern California Edison Co 5.300 03/01/28 1,026,336
1,000,000 Southern California Edison Co 5.650 10/01/28 1,042,264
500,000 Southern California Edison Co 4.200 03/01/29 490,065

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 600,000 Southern California Edison Co 2.850% 08/01/29 $ 546,778
1,750,000 Southern California Edison Co 2.250 06/01/30 1,501,807
1,500,000 Southern California Edison Co 2.500 06/01/31 1,284,352
500,000 Southern California Edison Co 2.750 02/01/32 429,727
750,000 Southern California Edison Co 5.950 11/01/32 805,741
185,000 Southern California Edison Co 6.050 03/15/39 195,762
300,000 Southern California Edison Co 4.500 09/01/40 269,230
825,000 Southern California Edison Co 4.650 10/01/43 752,738
450,000 Southern California Edison Co 3.600 02/01/45 349,557
1,937,000 Southern California Edison Co 4.000 04/01/47 1,578,951
1,675,000 Southern California Edison Co 4.125 03/01/48 1,406,008
1,500,000 Southern California Edison Co 2.950 02/01/51 1,017,865
1,000,000 Southern California Edison Co 3.650 06/01/51 753,280
500,000 Southern California Edison Co 3.450 02/01/52 364,709
1,000,000 Southern California Edison Co 5.700 03/01/53 1,052,534
500,000 Southern California Edison Co 5.875 12/01/53 537,541
200,000 Southern California Gas Co 3.200 06/15/25 195,004
200,000 Southern California Gas Co 2.600 06/15/26 190,772
1,000,000 Southern California Gas Co 2.950 04/15/27 948,448
500,000 Southern California Gas Co 2.550 02/01/30 439,601
1,000,000 Southern California Gas Co 5.200 06/01/33 1,028,267
150,000 Southern California Gas Co 3.750 09/15/42 120,779
500,000 Southern California Gas Co 4.125 06/01/48 420,836
300,000 Southern California Gas Co 4.300 01/15/49 254,365
500,000 Southern California Gas Co 3.950 02/15/50 396,532
500,000 Southern California Gas Co 6.350 11/15/52 571,671
1,000,000 Southern California Gas Co 5.750 06/01/53 1,050,746
2,000,000 Southern Co 5.113 08/01/27 2,026,962
1,500,000 Southern Co 1.750 03/15/28 1,333,739
1,000,000 Southern Co 5.500 03/15/29 1,040,515
2,500,000 Southern Co 3.700 04/30/30 2,355,266
1,000,000 Southern Co 5.200 06/15/33 1,020,059
1,000,000 Southern Co 5.700 03/15/34 1,051,523
400,000 Southern Co 4.250 07/01/36 366,648
800,000 Southern Co 4.400 07/01/46 704,346
1,000,000 Southern Co 4.000 01/15/51 950,843
1,500,000 Southern Co 3.750 09/15/51 1,365,754
400,000 Southern Co Gas Capital Corp 3.250 06/15/26 384,886
500,000 Southern Co Gas Capital Corp 1.750 01/15/31 408,829
1,000,000 Southern Co Gas Capital Corp 5.750 09/15/33 1,049,997
275,000 Southern Co Gas Capital Corp 4.400 06/01/43 232,742
100,000 Southern Co Gas Capital Corp 3.950 10/01/46 77,468
900,000 Southern Co Gas Capital Corp 4.400 05/30/47 763,101
175,000 Southern Co Gas Capital Corp 3.150 09/30/51 117,602
200,000 Southern Power Co 4.150 12/01/25 196,971
950,000 Southern Power Co 0.900 01/15/26 875,231
300,000 Southern Power Co 4.950 12/15/46 269,289
500,000 Southwest Gas Corp 5.800 12/01/27 514,241
500,000 Southwest Gas Corp 5.450 03/23/28 511,067
150,000 Southwest Gas Corp 3.700 04/01/28 143,526
100,000 Southwest Gas Corp 2.200 06/15/30 85,105
500,000 Southwest Gas Corp 4.050 03/15/32 468,494
100,000 Southwest Gas Corp 3.800 09/29/46 74,770
500,000 Southwest Gas Corp 4.150 06/01/49 393,130
1,000,000 Southwest Gas Corp 3.180 08/15/51 655,209
500,000 Southwestern Electric Power Co 2.750 10/01/26 470,224
675,000 Southwestern Electric Power Co 4.100 09/15/28 652,925
500,000 Southwestern Electric Power Co 5.300 04/01/33 500,010
750,000 Southwestern Electric Power Co 3.850 02/01/48 562,513
750,000 Southwestern Electric Power Co 3.250 11/01/51 505,384
600,000 Southwestern Public Service Co 4.500 08/15/41 532,138

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 300,000 Southwestern Public Service Co 3.400% 08/15/46 $ 215,993
225,000 Southwestern Public Service Co 3.700 08/15/47 170,869
200,000 Southwestern Public Service Co 4.400 11/15/48 167,958
750,000 Southwestern Public Service Co 3.750 06/15/49 572,228
650,000 Southwestern Public Service Co 3.150 05/01/50 445,852
500,000 Spire Missouri, Inc 4.800 02/15/33 499,044
1,500,000 Spire Missouri, Inc 3.300 06/01/51 1,058,978
1,000,000 System Energy Resources, Inc 6.000 04/15/28 1,021,242
1,000,000 Tampa Electric Co 2.400 03/15/31 843,307
100,000 Tampa Electric Co 4.100 06/15/42 84,566
175,000 Tampa Electric Co 4.350 05/15/44 149,818
200,000 Tampa Electric Co 4.300 06/15/48 167,633
200,000 Tampa Electric Co 4.450 06/15/49 171,877
575,000 Tampa Electric Co 3.625 06/15/50 432,964
925,000 Tampa Electric Co 3.450 03/15/51 670,395
200,000 Tucson Electric Power Co 3.050 03/15/25 194,870
125,000 Tucson Electric Power Co 1.500 08/01/30 101,308
200,000 Tucson Electric Power Co 4.850 12/01/48 181,052
2,000,000 Tucson Electric Power Co 3.250 05/01/51 1,371,658
500,000 Tucson Electric Power Co 5.500 04/15/53 509,372
200,000 Union Electric Co 2.950 06/15/27 190,479
300,000 Union Electric Co 3.500 03/15/29 284,003
500,000 Union Electric Co 2.950 03/15/30 451,420
1,000,000 Union Electric Co 2.150 03/15/32 828,123
100,000 Union Electric Co 8.450 03/15/39 130,902
100,000 Union Electric Co 3.900 09/15/42 83,527
100,000 Union Electric Co 3.650 04/15/45 78,221
200,000 Union Electric Co 4.000 04/01/48 164,528
1,000,000 Union Electric Co 3.250 10/01/49 698,776
675,000 Union Electric Co 2.625 03/15/51 429,095
125,000 Union Electric Co 3.900 04/01/52 102,826
325,000 Union Electric Co 5.450 03/15/53 335,076
100,000 United Utilities plc 6.875 08/15/28 107,828
900,000 Virginia Electric and Power Co 2.950 11/15/26 859,117
1,750,000 Virginia Electric and Power Co 3.500 03/15/27 1,691,396
500,000 Virginia Electric and Power Co 3.750 05/15/27 488,170
2,000,000 Virginia Electric and Power Co 3.800 04/01/28 1,939,542
1,000,000 Virginia Electric and Power Co 2.875 07/15/29 918,658
1,000,000 Virginia Electric and Power Co 2.300 11/15/31 839,900
1,000,000 Virginia Electric and Power Co 2.400 03/30/32 841,509
750,000 Virginia Electric and Power Co 5.000 04/01/33 758,529
1,000,000 Virginia Electric and Power Co 5.300 08/15/33 1,029,819
250,000 Virginia Electric and Power Co 4.650 08/15/43 228,728
400,000 Virginia Electric and Power Co 4.450 02/15/44 356,568
200,000 Virginia Electric and Power Co 4.200 05/15/45 170,735
1,100,000 Virginia Electric and Power Co 4.000 11/15/46 910,618
700,000 Virginia Electric and Power Co 3.800 09/15/47 558,074
1,300,000 Virginia Electric and Power Co 4.600 12/01/48 1,173,395
500,000 Virginia Electric and Power Co 3.300 12/01/49 366,343
500,000 Virginia Electric and Power Co 2.450 12/15/50 306,795
500,000 Virginia Electric and Power Co 4.625 05/15/52 450,126
1,500,000 Virginia Electric and Power Co 5.450 04/01/53 1,544,434
1,000,000 Virginia Electric and Power Co 5.700 08/15/53 1,059,614
200,000 Washington Gas Light Co 3.796 09/15/46 152,689
700,000 Washington Gas Light Co 3.650 09/15/49 524,843
365,000 WEC Energy Group, Inc 3.550 06/15/25 355,078
1,000,000 WEC Energy Group, Inc 5.150 10/01/27 1,014,528
500,000 WEC Energy Group, Inc 1.375 10/15/27 441,939
1,000,000 WEC Energy Group, Inc 4.750 01/15/28 999,769
500,000 WEC Energy Group, Inc 1.800 10/15/30 407,663
750,000 Western Midstream Operating LP 6.350 01/15/29 783,308

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 175,000 Wisconsin Electric Power Co 2.050% 12/15/24 $ 169,956
1,000,000 Wisconsin Electric Power Co 1.700 06/15/28 888,307
575,000 Wisconsin Electric Power Co 4.750 09/30/32 579,066
200,000 Wisconsin Electric Power Co 5.625 05/15/33 215,701
200,000 Wisconsin Electric Power Co 4.300 10/15/48 173,775
325,000 Wisconsin Power and Light Co 3.050 10/15/27 306,771
500,000 Wisconsin Power and Light Co 3.000 07/01/29 463,173
500,000 Wisconsin Power and Light Co 3.950 09/01/32 473,553
150,000 Wisconsin Power and Light Co 4.950 04/01/33 150,369
225,000 Wisconsin Power and Light Co 3.650 04/01/50 172,942
200,000 Wisconsin Public Service Corp 4.752 11/01/44 184,889
300,000 Wisconsin Public Service Corp 3.300 09/01/49 218,578
550,000 Wisconsin Public Service Corp 2.850 12/01/51 362,694
750,000 Xcel Energy, Inc 3.350 12/01/26 721,773
1,000,000 Xcel Energy, Inc 1.750 03/15/27 911,911
900,000 (a) Xcel Energy, Inc 4.000 06/15/28 878,141
1,000,000 Xcel Energy, Inc 2.350 11/15/31 825,229
1,000,000 Xcel Energy, Inc 5.450 08/15/33 1,031,272
200,000 Xcel Energy, Inc 4.800 09/15/41 178,672
500,000 Xcel Energy, Inc 3.500 12/01/49 367,863
TOTAL UTILITIES 509,751,663
TOTAL CORPORATE BONDS 5,768,076,934
(Cost $6,294,558,263)
GOVERNMENT BONDS - 71.7%
AGENCY SECURITIES - 0.8%
1,670,000 Federal Farm Credit Bank (FFCB) 0.250 02/26/24 1,657,101
7,500,000 FFCB 2.625 05/16/24 7,425,258
1,500,000 FFCB 3.375 08/26/24 1,485,409
10,000,000 FFCB 4.250 09/26/24 9,945,393
1,750,000 FFCB 1.125 01/06/25 1,691,276
4,000,000 FFCB 1.750 02/14/25 3,878,161
4,000,000 FFCB 5.125 10/10/25 4,048,010
2,000,000 FFCB 4.375 06/23/26 2,008,884
5,000,000 FFCB 4.500 08/14/26 5,042,057
5,000,000 FFCB 1.650 07/23/35 3,653,156
4,000,000 Federal Home Loan Bank (FHLB) 2.750 06/28/24 3,952,720
615,000 FHLB 3.000 07/08/24 607,922
1,800,000 FHLB 5.000 02/28/25 1,806,606
3,000,000 (a) FHLB 4.625 06/06/25 3,016,740
2,000,000 FHLB 0.375 09/04/25 1,870,098
15,000,000 FHLB 4.625 11/17/26 15,211,784
10,000,000 (a) FHLB 4.000 06/30/28 10,041,955
13,875,000 FHLB 3.250 11/16/28 13,465,561
10,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.500 02/12/25 9,654,085
6,000,000 (a) FHLMC 0.375 07/21/25 5,638,367
5,000,000 FHLMC 0.375 09/23/25 4,666,640
2,500,000 Federal National Mortgage Association (FNMA) 2.500 02/05/24 2,493,364
5,000,000 FNMA 1.750 07/02/24 4,916,603
13,700,000 FNMA 2.625 09/06/24 13,477,785
3,000,000 (a) FNMA 1.625 01/07/25 2,907,031
4,000,000 FNMA 0.625 04/22/25 3,803,119
10,000,000 FNMA 0.375 08/25/25 9,349,172
4,500,000 FNMA 0.500 11/07/25 4,191,530
4,000,000 FNMA 1.875 09/24/26 3,772,691
3,000,000 (a) FNMA 0.750 10/08/27 2,663,408
10,000,000 FNMA 0.875 08/05/30 8,149,250
5,000,000 FNMA 6.625 11/15/30 5,754,942
1,000,000 FNMA 5.625 07/15/37 1,131,414
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 1,256,905
300,000 Israel Government AID Bond 5.500 04/26/24 299,878

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 250,000 Private Export Funding Corp (PEFCO) 1.750% 11/15/24 $ 242,541
200,000 PEFCO 3.250 06/15/25 196,098
1,000,000 PEFCO 3.900 10/15/27 988,821
750,000 Tennessee Valley Authority (TVA) 2.875 09/15/24 738,787
2,000,000 TVA 0.750 05/15/25 1,896,980
1,425,000 TVA 2.875 02/01/27 1,370,488
1,000,000 Tennessee Valley Authority (TVA) 3.875 03/15/28 995,540
5,000,000 TVA 1.500 09/15/31 4,141,448
500,000 TVA 5.880 04/01/36 570,892
500,000 TVA 5.500 06/15/38 555,347
4,300,000 TVA 3.500 12/15/42 3,615,747
750,000 TVA 4.250 09/15/52 693,523
1,750,000 TVA 4.625 09/15/60 1,710,456
300,000 TVA 4.250 09/15/65 275,636
TOTAL AGENCY SECURITIES 192,926,579
FOREIGN GOVERNMENT BONDS - 3.2%
5,000,000 African Development Bank 0.875 03/23/26 4,639,733
3,000,000 African Development Bank 0.875 07/22/26 2,758,176
1,725,000 African Development Bank 4.625 01/04/27 1,744,722
2,200,000 Asian Development Bank 2.625 01/30/24 2,195,288
1,220,000 Asian Development Bank 0.625 10/08/24 1,180,018
2,000,000 Asian Development Bank 1.500 10/18/24 1,945,973
500,000 Asian Development Bank 2.000 01/22/25 485,678
3,000,000 Asian Development Bank 2.875 05/06/25 2,931,463
6,000,000 Asian Development Bank 0.375 09/03/25 5,606,488
3,000,000 Asian Development Bank 0.500 02/04/26 2,773,936
5,000,000 Asian Development Bank 1.000 04/14/26 4,648,693
1,500,000 Asian Development Bank 2.000 04/24/26 1,425,845
1,000,000 Asian Development Bank 2.625 01/12/27 957,566
6,000,000 Asian Development Bank 1.500 01/20/27 5,552,139
500,000 Asian Development Bank 2.375 08/10/27 472,126
500,000 Asian Development Bank 2.500 11/02/27 472,398
1,000,000 Asian Development Bank 2.750 01/19/28 951,827
1,000,000 Asian Development Bank 3.750 04/25/28 988,779
2,500,000 Asian Development Bank 1.250 06/09/28 2,219,538
75,000 Asian Development Bank 5.820 06/16/28 80,040
4,000,000 Asian Development Bank 4.500 08/25/28 4,080,193
2,575,000 (a) Asian Development Bank 3.125 09/26/28 2,477,040
2,000,000 Asian Development Bank 1.750 09/19/29 1,773,990
3,500,000 Asian Development Bank 1.875 01/24/30 3,089,227
1,000,000 Asian Development Bank 0.750 10/08/30 806,159
3,000,000 (a) Asian Development Bank 1.500 03/04/31 2,529,672
500,000 Asian Development Bank 3.125 04/27/32 467,299
2,400,000 Asian Development Bank 3.875 09/28/32 2,364,181
2,000,000 Asian Development Bank 4.000 01/12/33 1,990,756
1,000,000 (a) Asian Development Bank 3.875 06/14/33 984,953
3,000,000 Asian Infrastructure Investment Bank 0.500 10/30/24 2,891,201
3,000,000 Asian Infrastructure Investment Bank 0.500 05/28/25 2,831,227
3,000,000 Asian Infrastructure Investment Bank 0.500 01/27/26 2,770,734
2,000,000 Asian Infrastructure Investment Bank 4.875 09/14/26 2,032,950
2,000,000 Asian Infrastructure Investment Bank 3.750 09/14/27 1,973,085
2,000,000 (a) Asian Infrastructure Investment Bank 4.000 01/18/28 1,988,934
3,000,000 Canada Government International Bond 1.625 01/22/25 2,903,107
1,870,000 Canada Government International Bond 2.875 04/28/25 1,829,306
1,000,000 Canada Government International Bond 0.750 05/19/26 922,349
3,620,000 Canada Government International Bond 3.750 04/26/28 3,586,828
600,000 Chile Government International Bond 2.750 01/31/27 566,904
3,500,000 Chile Government International Bond 2.550 01/27/32 3,007,277
1,000,000 Chile Government International Bond 2.550 07/27/33 826,828
600,000 (a) Chile Government International Bond 3.500 01/31/34 534,472
5,408,529 Chile Government International Bond 4.950 01/05/36 5,344,571

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,700,000 Chile Government International Bond 3.100% 05/07/41 $ 1,292,446
1,000,000 Chile Government International Bond 4.340 03/07/42 892,842
2,613,000 Chile Government International Bond 3.500 01/25/50 1,983,095
1,500,000 Chile Government International Bond 3.500 04/15/53 1,127,764
1,500,000 Chile Government International Bond 5.330 01/05/54 1,490,760
2,500,000 Chile Government International Bond 3.100 01/22/61 1,675,522
750,000 Chile Government International Bond 3.250 09/21/71 502,599
1,125,000 Corp Andina de Fomento 1.250 10/26/24 1,087,477
1,000,000 (a) Corp Andina de Fomento 1.625 09/23/25 941,065
1,000,000 Corp Andina de Fomento 5.250 11/21/25 1,000,161
1,000,000 Corp Andina de Fomento 4.750 04/01/26 989,643
1,000,000 Corp Andina de Fomento 6.000 04/26/27 1,034,163
1,480,000 Council Of Europe Development Bank 1.375 02/27/25 1,423,811
1,500,000 Council Of Europe Development Bank 3.000 06/16/25 1,465,190
2,000,000 (a) Council Of Europe Development Bank 0.875 09/22/26 1,829,620
1,500,000 Council Of Europe Development Bank 3.625 01/26/28 1,475,901
2,000,000 European Bank for Reconstruction & Development 1.625 09/27/24 1,950,974
3,000,000 European Bank for Reconstruction & Development 0.500 11/25/25 2,787,710
2,000,000 European Bank for Reconstruction & Development 0.500 01/28/26 1,849,395
4,000,000 European Investment Bank 2.250 06/24/24 3,943,844
5,000,000 European Investment Bank 0.375 07/24/24 4,869,233
1,360,000 European Investment Bank 2.500 10/15/24 1,334,153
3,250,000 European Investment Bank 1.625 03/14/25 3,135,800
3,500,000 European Investment Bank 0.625 07/25/25 3,296,863
5,000,000 European Investment Bank 2.750 08/15/25 4,865,778
3,000,000 European Investment Bank 0.375 12/15/25 2,779,022
3,500,000 European Investment Bank 0.375 03/26/26 3,215,683
2,760,000 European Investment Bank 0.750 10/26/26 2,515,825
7,000,000 (a) European Investment Bank 1.375 03/15/27 6,436,110
400,000 European Investment Bank 2.375 05/24/27 378,621
250,000 European Investment Bank 0.625 10/21/27 220,208
1,310,000 European Investment Bank 3.250 11/15/27 1,273,467
4,000,000 European Investment Bank 3.875 03/15/28 3,981,168
4,000,000 European Investment Bank 4.500 10/16/28 4,088,488
550,000 European Investment Bank 1.625 10/09/29 483,614
1,000,000 European Investment Bank 0.875 05/17/30 825,491
2,000,000 European Investment Bank 3.625 07/15/30 1,955,988
2,000,000 European Investment Bank 0.750 09/23/30 1,622,379
2,500,000 European Investment Bank 1.250 02/14/31 2,085,183
3,660,000 European Investment Bank 3.750 02/14/33 3,587,155
1,705,000 European Investment Bank 4.875 02/15/36 1,822,657
1,300,000 Export Development Canada 2.625 02/21/24 1,294,935
4,000,000 Export Development Canada 3.375 08/26/25 3,929,511
1,000,000 Export Development Canada 4.375 06/29/26 1,003,664
2,700,000 Export Development Canada 3.875 02/14/28 2,682,594
500,000 Export-Import Bank of Korea 4.000 01/14/24 499,800
750,000 Export-Import Bank of Korea 2.875 01/21/25 734,828
750,000 Export-Import Bank of Korea 1.875 02/12/25 726,023
1,000,000 Export-Import Bank of Korea 0.750 09/21/25 933,640
250,000 Export-Import Bank of Korea 3.250 11/10/25 243,083
1,000,000 Export-Import Bank of Korea 0.625 02/09/26 918,530
500,000 Export-Import Bank of Korea 2.625 05/26/26 473,662
500,000 Export-Import Bank of Korea 3.250 08/12/26 481,110
750,000 Export-Import Bank of Korea 1.125 12/29/26 675,488
1,000,000 Export-Import Bank of Korea 1.625 01/18/27 918,040
500,000 Export-Import Bank of Korea 2.375 04/21/27 466,255
1,000,000 Export-Import Bank of Korea 4.250 09/15/27 990,200
1,500,000 Export-Import Bank of Korea 5.000 01/11/28 1,527,975
1,500,000 Export-Import Bank of Korea 5.125 09/18/28 1,541,029
1,000,000 Export-Import Bank of Korea 1.250 09/21/30 808,320
1,000,000 Export-Import Bank of Korea 1.375 02/09/31 807,580

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Export-Import Bank of Korea 2.125% 01/18/32 $ 836,849
485,000 Export-Import Bank of Korea 4.500 09/15/32 483,555
1,500,000 Export-Import Bank of Korea 5.125 01/11/33 1,557,433
1,500,000 Export-Import Bank of Korea 5.125 09/18/33 1,562,043
1,000,000 Export-Import Bank of Korea 2.500 06/29/41 732,920
100,000 Finland Government International Bond 6.950 02/15/26 104,487
1,250,000 Hungary Government International Bond 7.625 03/29/41 1,492,263
200,000 Hydro-Quebec 8.500 12/01/29 238,940
1,000,000 Indonesia Government International Bond 4.150 09/20/27 984,449
750,000 Indonesia Government International Bond 3.500 01/11/28 718,996
1,500,000 Indonesia Government International Bond 4.550 01/11/28 1,497,321
900,000 Indonesia Government International Bond 4.750 02/11/29 906,445
1,250,000 Indonesia Government International Bond 3.400 09/18/29 1,173,544
1,000,000 Indonesia Government International Bond 2.850 02/14/30 905,668
675,000 Indonesia Government International Bond 3.850 10/15/30 642,768
1,500,000 Indonesia Government International Bond 1.850 03/12/31 1,247,389
1,500,000 Indonesia Government International Bond 2.150 07/28/31 1,265,633
300,000 Indonesia Government International Bond 3.550 03/31/32 277,368
1,000,000 Indonesia Government International Bond 4.650 09/20/32 999,335
1,275,000 (a) Indonesia Government International Bond 4.850 01/11/33 1,296,957
875,000 (a) Indonesia Government International Bond 4.350 01/11/48 813,681
1,125,000 (a) Indonesia Government International Bond 5.350 02/11/49 1,196,612
1,000,000 (a) Indonesia Government International Bond 3.700 10/30/49 837,865
1,000,000 (a) Indonesia Government International Bond 3.500 02/14/50 807,904
2,000,000 (a) Indonesia Government International Bond 4.200 10/15/50 1,774,048
485,000 Indonesia Government International Bond 4.300 03/31/52 437,440
500,000 Indonesia Government International Bond 5.450 09/20/52 534,375
1,500,000 Indonesia Government International Bond 5.650 01/11/53 1,647,917
1,000,000 Indonesia Government International Bond 3.200 09/23/61 726,133
500,000 Indonesia Government International Bond 4.450 04/15/70 451,772
1,750,000 Indonesia Government International Bond 3.350 03/12/71 1,283,845
1,500,000 Inter-American Development Bank 2.625 01/16/24 1,498,470
500,000 Inter-American Development Bank 2.125 01/15/25 486,647
5,000,000 Inter-American Development Bank 1.750 03/14/25 4,828,395
10,000,000 Inter-American Development Bank 0.625 07/15/25 9,422,612
4,000,000 Inter-American Development Bank 0.875 04/20/26 3,708,453
1,500,000 Inter-American Development Bank 2.000 06/02/26 1,423,069
1,500,000 Inter-American Development Bank 2.000 07/23/26 1,419,922
5,000,000 Inter-American Development Bank 1.500 01/13/27 4,630,175
1,000,000 Inter-American Development Bank 4.375 02/01/27 1,008,521
1,000,000 Inter-American Development Bank 2.375 07/07/27 944,867
2,000,000 Inter-American Development Bank 0.625 09/16/27 1,766,010
3,000,000 Inter-American Development Bank 4.000 01/12/28 2,994,665
4,000,000 Inter-American Development Bank 1.125 07/20/28 3,520,120
2,000,000 Inter-American Development Bank 3.125 09/18/28 1,923,499
3,000,000 Inter-American Development Bank 2.250 06/18/29 2,741,391
2,000,000 Inter-American Development Bank 3.500 09/14/29 1,949,161
3,000,000 Inter-American Development Bank 1.125 01/13/31 2,471,486
2,000,000 Inter-American Development Bank 4.500 09/13/33 2,062,321
1,450,000 Inter-American Development Bank 3.200 08/07/42 1,211,477
300,000 Inter-American Development Bank 4.375 01/24/44 295,069
2,000,000 Inter-American Investment Corp 2.625 04/22/25 1,945,376
750,000 Inter-American Investment Corp 4.750 09/19/28 768,723
2,000,000 International Bank for Reconstruction & Development 1.500 08/28/24 1,954,004
1,600,000 International Bank for Reconstruction & Development 2.500 11/25/24 1,566,377
5,000,000 International Bank for Reconstruction & Development 1.625 01/15/25 4,841,198
6,000,000 International Bank for Reconstruction & Development 0.375 07/28/25 5,625,763
4,500,000 International Bank for Reconstruction & Development 2.500 07/29/25 4,363,153
5,500,000 International Bank for Reconstruction & Development 0.500 10/28/25 5,125,659
500,000 International Bank for Reconstruction & Development 3.125 11/20/25 488,350
7,000,000 International Bank for Reconstruction & Development 0.875 07/15/26 6,446,843

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,000,000 International Bank for Reconstruction & Development 0.750% 11/24/27 $ 1,763,987
2,000,000 International Bank for Reconstruction & Development 3.500 07/12/28 1,958,263
5,000,000 International Bank for Reconstruction & Development 4.625 08/01/28 5,128,247
6,000,000 International Bank for Reconstruction & Development 3.625 09/21/29 5,883,093
2,000,000 International Bank for Reconstruction & Development 1.750 10/23/29 1,766,718
6,000,000 International Bank for Reconstruction & Development 3.875 02/14/30 5,950,735
5,000,000 International Bank for Reconstruction & Development 0.875 05/14/30 4,114,059
10,992,000 International Bank for Reconstruction & Development 4.000 07/25/30 10,969,888
3,000,000 International Bank for Reconstruction & Development 0.750 08/26/30 2,426,169
5,000,000 International Bank for Reconstruction & Development 1.250 02/10/31 4,149,136
5,000,000 International Bank for Reconstruction & Development 1.625 11/03/31 4,206,539
5,000,000 International Bank for Reconstruction & Development 2.500 03/29/32 4,468,278
1,000,000 International Bank for Reconstruction & Development 4.750 11/14/33 1,055,657
834,000 International Bank for Reconstruction & Development 4.750 02/15/35 867,563
2,500,000 International Finance Corp 0.375 07/16/25 2,346,965
715,000 International Finance Corp 4.375 01/15/27 720,543
1,500,000 International Finance Corp 4.500 07/13/28 1,531,373
5,000,000 International Finance Corp 0.750 08/27/30 3,986,167
1,000,000 Israel Government International Bond 2.875 03/16/26 951,560
975,000 Israel Government International Bond 3.250 01/17/28 909,188
600,000 Israel Government International Bond 2.750 07/03/30 529,500
1,915,000 Israel Government International Bond 4.500 01/17/33 1,817,795
1,500,000 Israel Government International Bond 4.500 01/30/43 1,322,589
200,000 Israel Government International Bond 4.125 01/17/48 161,505
1,800,000 (a) Israel Government International Bond 3.875 07/03/50 1,388,772
300,000 Israel Government International Bond 4.500 04/03/20 233,998
2,300,000 Japan Bank for International Cooperation 2.500 05/23/24 2,273,660
720,000 Japan Bank for International Cooperation 1.750 10/17/24 701,167
500,000 Japan Bank for International Cooperation 2.125 02/10/25 484,493
1,200,000 Japan Bank for International Cooperation 2.875 04/14/25 1,169,948
3,000,000 Japan Bank for International Cooperation 0.625 07/15/25 2,815,621
5,750,000 Japan Bank for International Cooperation 2.750 01/21/26 5,545,090
400,000 Japan Bank for International Cooperation 2.375 04/20/26 381,110
1,000,000 Japan Bank for International Cooperation 4.250 04/27/26 992,974
1,500,000 Japan Bank for International Cooperation 1.875 07/21/26 1,404,712
1,000,000 Japan Bank for International Cooperation 2.875 06/01/27 952,247
750,000 Japan Bank for International Cooperation 2.875 07/21/27 713,631
300,000 Japan Bank for International Cooperation 2.750 11/16/27 283,103
1,000,000 Japan Bank for International Cooperation 4.625 07/19/28 1,013,324
1,000,000 Japan Bank for International Cooperation 4.875 10/18/28 1,026,036
750,000 Japan Bank for International Cooperation 3.500 10/31/28 722,154
2,000,000 Japan Bank for International Cooperation 2.125 02/16/29 1,793,070
1,000,000 Japan Bank for International Cooperation 2.000 10/17/29 880,105
1,500,000 Japan Bank for International Cooperation 1.250 01/21/31 1,217,458
3,000,000 Japan Bank for International Cooperation 1.875 04/15/31 2,528,923
350,000 Japan International Cooperation Agency 2.125 10/20/26 327,962
1,900,000 Japan International Cooperation Agency 3.250 05/25/27 1,826,261
1,000,000 Japan International Cooperation Agency 4.000 05/23/28 984,653
700,000 Japan International Cooperation Agency 3.375 06/12/28 670,299
2,000,000 Japan International Cooperation Agency 1.000 07/22/30 1,608,100
1,500,000 Japan International Cooperation Agency 1.750 04/28/31 1,246,047
500,000 Korea Development Bank 3.750 01/22/24 499,588
700,000 Korea Development Bank 3.250 02/19/24 698,170
500,000 Korea Development Bank 0.400 06/19/24 489,283
1,000,000 Korea Development Bank 2.125 10/01/24 978,597
750,000 Korea Development Bank 1.750 02/18/25 724,457
200,000 Korea Development Bank 3.375 09/16/25 194,967
400,000 Korea Development Bank 3.000 01/13/26 386,414
1,000,000 Korea Development Bank 0.800 04/27/26 913,151
1,000,000 Korea Development Bank 0.800 07/19/26 904,316
1,000,000 Korea Development Bank 1.000 09/09/26 905,569

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 250,000 (a) Korea Development Bank 2.000% 09/12/26 $ 232,587
1,000,000 Korea Development Bank 2.250 02/24/27 931,917
1,000,000 Korea Development Bank 5.375 10/23/28 1,035,136
1,000,000 Korea Development Bank 1.625 01/19/31 821,477
1,000,000 Korea Development Bank 5.625 10/23/33 1,077,251
1,500,000 Korea International Bond 2.750 01/19/27 1,436,458
1,400,000 Korea International Bond 4.125 06/10/44 1,305,013
500,000 Korea International Bond 3.875 09/20/48 438,459
3,000,000 Kreditanstalt fuer Wiederaufbau 2.625 02/28/24 2,986,961
6,100,000 Kreditanstalt fuer Wiederaufbau 0.250 03/08/24 6,043,516
5,000,000 Kreditanstalt fuer Wiederaufbau 0.500 09/20/24 4,841,209
2,000,000 Kreditanstalt fuer Wiederaufbau 2.500 11/20/24 1,958,587
5,000,000 Kreditanstalt fuer Wiederaufbau 1.250 01/31/25 4,816,122
7,000,000 Kreditanstalt fuer Wiederaufbau 2.000 05/02/25 6,763,498
4,500,000 Kreditanstalt fuer Wiederaufbau 0.625 01/22/26 4,177,871
3,219,000 Kreditanstalt fuer Wiederaufbau 1.000 10/01/26 2,960,636
3,000,000 Kreditanstalt fuer Wiederaufbau 3.000 05/20/27 2,897,018
5,500,000 Kreditanstalt fuer Wiederaufbau 3.750 02/15/28 5,441,786
7,750,000 Kreditanstalt fuer Wiederaufbau 2.875 04/03/28 7,399,561
2,000,000 Kreditanstalt fuer Wiederaufbau 3.875 06/15/28 1,988,146
1,000,000 Kreditanstalt fuer Wiederaufbau 1.750 09/14/29 887,670
5,000,000 Kreditanstalt fuer Wiederaufbau 0.750 09/30/30 4,058,664
500,000 (a) Landwirtschaftliche Rentenbank 2.000 01/13/25 485,866
2,000,000 (a) Landwirtschaftliche Rentenbank 0.500 05/27/25 1,888,448
750,000 Landwirtschaftliche Rentenbank 2.375 06/10/25 726,429
1,000,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 940,502
3,000,000 Landwirtschaftliche Rentenbank 3.875 09/28/27 2,980,448
125,000 Landwirtschaftliche Rentenbank 2.500 11/15/27 118,065
4,000,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 3,255,887
1,125,000 Mexico Government International Bond 5.400 02/09/28 1,151,459
15,464,000 Mexico Government International Bond 2.659 05/24/31 13,072,165
10,635,000 Mexico Government International Bond 4.875 05/19/33 10,248,930
2,000,000 Mexico Government International Bond 3.500 02/12/34 1,692,044
1,000,000 Mexico Government International Bond 6.350 02/09/35 1,047,588
1,000,000 Mexico Government International Bond 5.000 04/27/51 867,121
14,196,000 Mexico Government International Bond 6.338 05/04/53 14,451,813
2,936,000 Mexico Government International Bond 3.771 05/24/61 1,988,686
3,000,000 Mexico Government International Bond 3.750 04/19/71 2,000,011
950,000 Mexico Government International Bond 5.750 10/12/10 849,586
2,000,000 Nordic Investment Bank 0.375 09/11/25 1,868,115
1,200,000 Nordic Investment Bank 5.000 10/15/25 1,211,546
1,500,000 Nordic Investment Bank 0.500 01/21/26 1,388,491
1,000,000 (a) Nordic Investment Bank 3.375 09/08/27 976,303
1,000,000 Panama Government International Bond 3.750 03/16/25 971,442
300,000 Panama Government International Bond 7.125 01/29/26 307,065
2,000,000 Panama Government International Bond 3.875 03/17/28 1,843,187
1,450,000 Panama Government International Bond 3.160 01/23/30 1,232,863
2,500,000 Panama Government International Bond 2.252 09/29/32 1,820,245
2,500,000 Panama Government International Bond 3.298 01/19/33 1,971,608
2,500,000 Panama Government International Bond 6.400 02/14/35 2,437,669
692,000 Panama Government International Bond 6.700 01/26/36 684,524
1,000,000 Panama Government International Bond 6.875 01/31/36 997,141
750,000 Panama Government International Bond 4.500 05/15/47 531,518
2,250,000 Panama Government International Bond 4.500 04/16/50 1,557,358
1,450,000 Panama Government International Bond 4.300 04/29/53 968,726
1,500,000 Panama Government International Bond 6.853 03/28/54 1,401,622
1,500,000 Panama Government International Bond 4.500 04/01/56 1,004,761
3,500,000 Panama Government International Bond 3.870 07/23/60 2,090,119
1,250,000 Panama Government International Bond 4.500 01/19/63 815,580
5,000,000 Peruvian Government International Bond 2.844 06/20/30 4,439,300
2,500,000 Peruvian Government International Bond 2.783 01/23/31 2,177,050

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,500,000 Peruvian Government International Bond 1.862% 12/01/32 $ 1,174,590
990,000 Peruvian Government International Bond 3.000 01/15/34 835,491
1,100,000 Peruvian Government International Bond 6.550 03/14/37 1,223,750
1,000,000 (a) Peruvian Government International Bond 3.300 03/11/41 776,660
1,850,000 Peruvian Government International Bond 5.625 11/18/50 1,923,593
2,000,000 (a) Peruvian Government International Bond 3.550 03/10/51 1,513,700
1,500,000 Peruvian Government International Bond 2.780 12/01/60 932,280
1,500,000 Peruvian Government International Bond 3.600 01/15/72 1,055,385
1,000,000 Peruvian Government International Bond 3.230 07/28/21 620,560
225,000 Philippine Government International Bond 4.200 01/21/24 224,764
1,000,000 Philippine Government International Bond 3.229 03/29/27 958,586
1,000,000 Philippine Government International Bond 5.170 10/13/27 1,018,809
2,219,000 Philippine Government International Bond 3.000 02/01/28 2,091,465
2,000,000 (a) Philippine Government International Bond 4.625 07/17/28 2,007,015
3,375,000 Philippine Government International Bond 3.750 01/14/29 3,249,678
1,500,000 Philippine Government International Bond 2.457 05/05/30 1,331,190
2,000,000 Philippine Government International Bond 1.648 06/10/31 1,642,500
2,000,000 Philippine Government International Bond 1.950 01/06/32 1,650,754
1,000,000 Philippine Government International Bond 3.556 09/29/32 923,482
1,000,000 Philippine Government International Bond 5.609 04/13/33 1,067,661
1,500,000 Philippine Government International Bond 5.000 07/17/33 1,540,045
4,083,000 Philippine Government International Bond 3.950 01/20/40 3,677,309
300,000 Philippine Government International Bond 3.700 03/01/41 256,559
3,793,000 Philippine Government International Bond 3.700 02/02/42 3,227,522
1,500,000 Philippine Government International Bond 2.950 05/05/45 1,124,005
1,500,000 Philippine Government International Bond 2.650 12/10/45 1,062,550
325,000 Philippine Government International Bond 4.200 03/29/47 286,595
1,000,000 Philippine Government International Bond 5.950 10/13/47 1,114,900
1,000,000 (a) Philippine Government International Bond 5.500 01/17/48 1,046,823
775,000 Province of Alberta Canada 2.950 01/23/24 773,830
1,500,000 Province of Alberta Canada 1.875 11/13/24 1,459,862
1,000,000 Province of Alberta Canada 1.000 05/20/25 949,799
925,000 (a) Province of Alberta Canada 3.300 03/15/28 892,962
2,000,000 Province of Alberta Canada 1.300 07/22/30 1,664,424
2,000,000 Province of British Columbia Canada 1.750 09/27/24 1,951,535
850,000 Province of British Columbia Canada 2.250 06/02/26 809,812
1,500,000 Province of British Columbia Canada 0.900 07/20/26 1,377,930
1,000,000 Province of British Columbia Canada 4.800 11/15/28 1,026,550
1,500,000 (a) Province of British Columbia Canada 1.300 01/29/31 1,236,852
850,000 Province of British Columbia Canada 4.200 07/06/33 841,006
1,000,000 Province of Manitoba Canada 2.600 04/16/24 991,531
1,300,000 Province of Manitoba Canada 3.050 05/14/24 1,288,263
500,000 Province of Manitoba Canada 2.125 06/22/26 474,134
1,500,000 Province of Manitoba Canada 1.500 10/25/28 1,327,643
1,000,000 Province of Manitoba Canada 4.300 07/27/33 992,411
500,000 Province of New Brunswick Canada 3.625 02/24/28 485,638
1,000,000 Province of Ontario Canada 3.050 01/29/24 998,177
1,500,000 Province of Ontario Canada 3.200 05/16/24 1,487,536
2,000,000 Province of Ontario Canada 0.625 01/21/26 1,852,328
1,500,000 Province of Ontario Canada 1.050 04/14/26 1,392,476
1,000,000 Province of Ontario Canada 2.500 04/27/26 959,025
1,000,000 Province of Ontario Canada 2.300 06/15/26 952,859
1,000,000 Province of Ontario Canada 3.100 05/19/27 964,971
1,000,000 Province of Ontario Canada 1.050 05/21/27 900,805
2,000,000 Province of Ontario Canada 2.000 10/02/29 1,782,225
1,000,000 Province of Ontario Canada 1.125 10/07/30 818,522
3,000,000 Province of Ontario Canada 1.600 02/25/31 2,518,242
1,500,000 Province of Ontario Canada 1.800 10/14/31 1,258,917
3,000,000 (a) Province of Ontario Canada 2.125 01/21/32 2,565,029
200,000 Province of Quebec Canada 7.125 02/09/24 200,275
500,000 Province of Quebec Canada 2.875 10/16/24 491,418

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,500,000 Province of Quebec Canada 1.500% 02/11/25 $ 2,409,600
2,000,000 Province of Quebec Canada 0.600 07/23/25 1,879,759
3,500,000 Province of Quebec Canada 2.500 04/20/26 3,358,954
500,000 Province of Quebec Canada 2.750 04/12/27 477,441
3,000,000 Province of Quebec Canada 3.625 04/13/28 2,938,190
201,000 Province of Quebec Canada 7.500 09/15/29 234,542
1,500,000 Province of Quebec Canada 1.350 05/28/30 1,261,064
3,000,000 Province of Quebec Canada 1.900 04/21/31 2,564,035
2,000,000 Province of Quebec Canada 4.500 09/08/33 2,023,934
1,000,000 Province of Saskatchewan Canada 3.250 06/08/27 967,868
3,000,000 Republic of Italy Government International Bond 0.875 05/06/24 2,949,300
2,000,000 Republic of Italy Government International Bond 2.375 10/17/24 1,952,396
1,500,000 Republic of Italy Government International Bond 2.875 10/17/29 1,343,105
1,599,000 Republic of Italy Government International Bond 5.375 06/15/33 1,599,778
2,000,000 Republic of Italy Government International Bond 4.000 10/17/49 1,527,488
3,000,000 Republic of Italy Government International Bond 3.875 05/06/51 2,152,884
1,000,000 Republic of Poland Government International Bond 4.000 01/22/24 998,046
2,725,000 Republic of Poland Government International Bond 3.250 04/06/26 2,640,525
1,500,000 Republic of Poland Government International Bond 5.500 11/16/27 1,554,390
850,000 Republic of Poland Government International Bond 5.750 11/16/32 916,711
2,000,000 Republic of Poland Government International Bond 4.875 10/04/33 2,021,800
1,050,000 Republic of Poland Government International Bond 5.500 04/04/53 1,092,353
2,000,000 (a) State of Israel 2.500 01/15/30 1,736,600
2,050,000 State of Israel 3.375 01/15/50 1,452,938
2,000,000 Svensk Exportkredit AB 0.375 07/30/24 1,944,324
500,000 Svensk Exportkredit AB 3.625 09/03/24 494,230
1,000,000 Svensk Exportkredit AB 0.625 05/14/25 944,901
3,000,000 Svensk Exportkredit AB 0.500 08/26/25 2,803,214
2,250,000 Svensk Exportkredit AB 4.625 11/28/25 2,250,173
1,000,000 Svensk Exportkredit AB 4.875 09/14/26 1,014,287
1,500,000 Svensk Exportkredit AB 4.125 06/14/28 1,497,280
1,000,000 Svensk Exportkredit AB 4.875 10/04/30 1,034,634
1,122,886 Uruguay Government International Bond 4.375 01/23/31 1,113,667
5,957,660 Uruguay Government International Bond 5.750 10/28/34 6,437,252
500,000 Uruguay Government International Bond 4.125 11/20/45 453,747
2,063,907 Uruguay Government International Bond 5.100 06/18/50 2,069,765
2,425,000 Uruguay Government International Bond 4.975 04/20/55 2,366,402
TOTAL FOREIGN GOVERNMENT BONDS 728,193,091
MORTGAGE BACKED - 26.6%
4,768 (b) Federal Home Loan Mortgage Corp (FHLMC) DGS1 + 2.250% 5.050 04/01/35 4,772
1,120 (b) FHLMC DGS1 + 2.125% 6.250 10/01/35 1,106
10,710 (b) FHLMC DGS1 + 2.255% 6.380 02/01/36 10,733
247 (b) FHLMC LIBOR 12 M + 1.723% 5.606 07/01/36 245
18,344 (b) FHLMC LIBOR 6 M + 1.595% 5.062 09/01/36 18,013
11,715 (b) FHLMC DGS1 + 2.247% 6.356 09/01/36 11,652
11,831 (b) FHLMC LIBOR 6 M + 1.758% 7.394 09/01/36 11,966
7,260 (b) FHLMC DGS1 + 2.250% 5.199 01/01/37 7,313
1,265 (b) FHLMC LIBOR 12 M + 1.765% 4.227 02/01/37 1,260
762 (b) FHLMC DGS1 + 2.250% 5.346 02/01/37 781
58,421 (b) FHLMC LIBOR 12 M + 1.849% 4.820 03/01/37 59,833
8,624,870 FHLMC 1.500 04/01/37 7,495,605
55,818 (b) FHLMC DGS1 + 2.250% 4.417 04/01/37 57,257
16,698 (b) FHLMC LIBOR 12 M + 1.609% 4.964 04/01/37 16,438
12,803,238 FHLMC 2.000 05/01/37 11,474,522
4,136 (b) FHLMC LIBOR 12 M + 2.096% 5.217 05/01/37 4,100
13,171 (b) FHLMC DGS1 + 2.248% 4.780 06/01/37 13,002
1,227 (b) FHLMC LIBOR 12 M + 1.750% 6.000 06/01/37 1,217
25,567 (b) FHLMC LIBOR 6 M + 1.270% 6.749 08/01/37 25,581
5,284 (b) FHLMC LIBOR 12 M + 0.905% 5.155 09/01/37 5,230
181 (b) FHLMC LIBOR 12 M + 1.795% 6.045 09/01/37 180
1,575 (b) FHLMC LIBOR 6 M + 1.520% 7.204 09/01/37 1,570

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 18,838 (b) FHLMC LIBOR 12 M + 2.055% 5.430% 04/01/38 $ 18,733
4,943 (b) FHLMC LIBOR 12 M + 2.004% 5.231 06/01/38 4,902
1,783 (b) FHLMC LIBOR 12 M + 1.625% 5.875 07/01/38 1,789
3,010 (b) FHLMC LIBOR 12 M + 1.861% 6.111 06/01/40 2,978
5,731 (b) FHLMC LIBOR 12 M + 1.887% 4.218 01/01/41 5,704
2,338 (b) FHLMC LIBOR 12 M + 1.880% 5.255 05/01/41 2,332
60,464 (b) FHLMC LIBOR 12 M + 1.859% 5.295 08/01/41 60,269
39,101 (b) FHLMC LIBOR 12 M + 1.750% 6.000 09/01/41 39,963
8,459 (b) FHLMC LIBOR 12 M + 1.860% 6.110 10/01/41 8,520
12,083,600 FHLMC 3.000 11/01/49 10,891,173
11,286,886 FHLMC 3.000 11/01/49 10,161,552
23,462,367 FHLMC 3.000 02/01/50 21,123,020
16,177,408 FHLMC 3.500 04/01/50 15,156,740
8,059,275 FHLMC 3.500 07/01/50 7,497,138
3,016,027 FHLMC 4.000 11/01/50 2,890,057
7,107,978 FHLMC 2.000 02/01/51 5,836,187
6,900,040 FHLMC 2.500 02/01/52 5,872,183
6,227,918 FHLMC 4.000 08/01/52 5,890,709
163 Federal Home Loan Mortgage Corp Gold (FGLMC) 5.000 03/01/24 162
48 FGLMC 4.500 04/01/24 48
29 FGLMC 4.500 05/01/24 29
252 FGLMC 4.500 06/01/24 251
2,997 FGLMC 4.000 07/01/24 2,980
1,097 FGLMC 4.000 07/01/24 1,087
4 FGLMC 5.500 07/01/24 4
2,544 FGLMC 4.000 08/01/24 2,521
469 FGLMC 4.500 09/01/24 467
369 FGLMC 4.500 09/01/24 368
174 FGLMC 4.500 09/01/24 174
211 FGLMC 5.500 09/01/24 212
5,505 FGLMC 4.000 10/01/24 5,436
133 FGLMC 4.500 10/01/24 132
548 FGLMC 4.500 10/01/24 542
220 FGLMC 4.500 11/01/24 219
1,428 FGLMC 4.500 12/01/24 1,421
353 FGLMC 4.500 02/01/25 352
11,805 FGLMC 4.000 03/01/25 11,686
279 FGLMC 4.500 06/01/25 277
805 FGLMC 4.500 07/01/25 801
24,850 FGLMC 3.500 10/01/25 24,475
6,730 FGLMC 4.000 10/01/25 6,645
38,599 FGLMC 3.500 11/01/25 37,989
23,412 FGLMC 3.500 11/01/25 23,042
11,846 FGLMC 3.500 12/01/25 11,659
6,241 FGLMC 3.000 01/01/26 6,065
92,960 FGLMC 3.500 01/01/26 91,433
7,723 FGLMC 4.000 04/01/26 7,629
16,135 FGLMC 4.000 05/01/26 15,939
4,245 FGLMC 5.500 07/01/26 4,266
37,379 FGLMC 4.000 08/01/26 36,758
549 FGLMC 6.000 08/01/26 558
18,106 FGLMC 3.000 09/01/26 17,680
60,793 FGLMC 3.000 10/01/26 59,274
95,447 FGLMC 3.500 10/01/26 93,594
1,233 FGLMC 5.000 10/01/26 1,222
713 FGLMC 5.500 10/01/26 716
343,673 FGLMC 3.000 02/01/27 334,769
257,101 FGLMC 2.500 05/01/27 248,295
299,034 FGLMC 2.500 11/01/27 288,203
12,269 FGLMC 6.000 12/01/27 12,471
240,623 FGLMC 2.500 01/01/28 231,688

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 639,811 FGLMC 2.500% 03/01/28 $ 615,521
20,049 FGLMC 5.000 03/01/28 20,053
368,383 FGLMC 2.500 05/01/28 354,102
1,738 FGLMC 5.500 05/01/28 1,753
1,096,942 FGLMC 2.500 07/01/28 1,054,424
879,787 FGLMC 2.500 07/01/28 845,358
238,879 FGLMC 3.000 10/01/28 231,156
12,696 FGLMC 5.500 01/01/29 12,758
22 FGLMC 6.500 01/01/29 22
1,385 FGLMC 4.000 02/01/29 1,357
553,619 FGLMC 3.500 03/01/29 540,065
147 FGLMC 6.500 03/01/29 152
974,824 FGLMC 3.000 07/01/29 941,666
4,130 FGLMC 5.000 12/01/29 4,152
2,949,939 FGLMC 2.500 05/01/30 2,801,814
7,010 FGLMC 4.000 08/01/30 6,890
57,190 FGLMC 4.500 01/01/31 56,763
103 FGLMC 8.000 01/01/31 103
52,521 FGLMC 4.000 03/01/31 51,632
7,252 FGLMC 4.000 05/01/31 7,123
50,811 FGLMC 4.500 05/01/31 50,561
29,074 FGLMC 4.000 06/01/31 28,559
57,008 FGLMC 4.000 08/01/31 56,043
67,272 FGLMC 4.000 09/01/31 65,978
1,141 FGLMC 6.500 09/01/31 1,186
3,008 FGLMC 8.000 09/01/31 3,092
33,695 FGLMC 3.500 11/01/31 32,530
5,144,522 FGLMC 2.500 12/01/31 4,860,343
28,509 FGLMC 7.000 12/01/31 29,446
5,200 FGLMC 6.500 01/01/32 5,426
12,708 FGLMC 6.000 02/01/32 13,167
579,647 FGLMC 3.000 03/01/32 551,160
4,897 FGLMC 7.000 04/01/32 5,109
5,878 FGLMC 6.500 05/01/32 6,149
386,301 FGLMC 3.500 09/01/32 372,945
2,690 FGLMC 5.500 11/01/32 2,774
4,663,100 FGLMC 3.000 01/01/33 4,457,612
4,170 FGLMC 6.000 02/01/33 4,311
15,324 FGLMC 5.000 03/01/33 15,593
4,227 FGLMC 6.000 03/01/33 4,368
5,098 FGLMC 6.000 03/01/33 5,254
12,837 FGLMC 5.000 04/01/33 13,062
1,928 FGLMC 6.000 04/01/33 1,998
77,166 FGLMC 5.000 06/01/33 78,102
38,565 FGLMC 5.500 06/01/33 39,768
18,258,521 FGLMC 2.500 07/01/33 17,171,646
843,129 FGLMC 3.500 07/01/33 811,723
15,823 FGLMC 4.500 07/01/33 15,884
1,226,715 FGLMC 4.000 08/01/33 1,213,533
1,617 FGLMC 5.000 08/01/33 1,645
5,806 FGLMC 6.500 08/01/33 6,074
50,250 FGLMC 5.000 09/01/33 51,134
15,079 FGLMC 5.500 09/01/33 15,550
8,580 FGLMC 5.500 09/01/33 8,760
42,367 FGLMC 5.500 09/01/33 43,691
22,579 FGLMC 5.500 09/01/33 23,283
14,155 FGLMC 4.000 10/01/33 13,929
2,921 FGLMC 5.000 10/01/33 2,972
33,541 FGLMC 5.500 10/01/33 34,589
2,416,087 FGLMC 3.500 11/01/33 2,369,281
26,554 FGLMC 5.500 12/01/33 27,383

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,880 FGLMC 5.500% 12/01/33 $ 9,157
110,516 FGLMC 7.000 12/01/33 114,487
77,780 FGLMC 5.000 01/01/34 79,147
493,023 FGLMC 3.000 02/01/34 470,082
1,935 FGLMC 5.500 02/01/34 1,996
10,135 FGLMC 5.000 03/01/34 10,313
11,834 FGLMC 5.500 03/01/34 12,202
44,942 FGLMC 5.000 05/01/34 45,733
11,882 FGLMC 4.500 06/01/34 11,927
26,469 FGLMC 5.000 06/01/34 26,935
10,798 FGLMC 5.500 06/01/34 11,136
4,768 FGLMC 6.000 06/01/34 4,929
17,470 FGLMC 6.000 09/01/34 18,273
1,376,797 FGLMC 3.500 10/01/34 1,321,337
2,839 FGLMC 5.000 11/01/34 2,889
76,403 FGLMC 5.500 11/01/34 78,595
73,585 FGLMC 5.000 12/01/34 74,880
20,471 FGLMC 5.500 12/01/34 21,110
3,203 FGLMC 5.500 12/01/34 3,295
1,453 FGLMC 5.500 01/01/35 1,498
757 FGLMC 5.500 01/01/35 781
18,477 FGLMC 5.500 01/01/35 19,055
37,881 FGLMC 4.500 04/01/35 38,041
4,725 FGLMC 6.000 05/01/35 4,942
15,981 FGLMC 6.000 05/01/35 16,477
29,095 FGLMC 7.000 05/01/35 30,084
7,578 FGLMC 5.500 06/01/35 7,815
5,086 FGLMC 5.500 06/01/35 5,245
3,768 FGLMC 5.000 07/01/35 3,835
139,250 FGLMC 5.000 07/01/35 141,700
159,698 FGLMC 5.000 08/01/35 162,514
12,009 FGLMC 5.500 08/01/35 12,384
69,075 FGLMC 6.000 08/01/35 71,469
2,609 FGLMC 4.500 09/01/35 2,617
30,629 FGLMC 5.000 10/01/35 31,169
14,042 FGLMC 5.000 10/01/35 14,290
7,908 FGLMC 5.000 10/01/35 8,004
92,583 FGLMC 5.500 10/01/35 95,472
26,981 FGLMC 5.000 12/01/35 27,456
3,028 FGLMC 5.000 12/01/35 3,082
17,320 FGLMC 6.000 01/01/36 18,117
5,871 FGLMC 5.000 02/01/36 5,975
2,203 FGLMC 5.000 02/01/36 2,242
2,461 FGLMC 6.000 02/01/36 2,574
21,748 FGLMC 5.500 04/01/36 22,373
6,321 FGLMC 5.500 05/01/36 6,519
102,649 FGLMC 6.000 06/01/36 107,352
30,110 FGLMC 5.000 07/01/36 30,640
21,230 FGLMC 6.000 07/01/36 22,031
4,554 FGLMC 6.000 08/01/36 4,764
5,743 FGLMC 6.000 09/01/36 5,967
41,934 FGLMC 5.500 10/01/36 43,245
90,277 FGLMC 5.500 10/01/36 93,101
8,191 FGLMC 6.500 10/01/36 8,636
4,795 FGLMC 5.500 11/01/36 4,945
11,381 FGLMC 6.000 11/01/36 11,902
45,846 FGLMC 6.000 12/01/36 47,947
88,428 FGLMC 5.500 03/01/37 91,192
37,727 FGLMC 6.000 03/01/37 39,456
4,682 FGLMC 6.500 03/01/37 4,946
32,101 FGLMC 5.500 04/01/37 33,104

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,468 FGLMC 5.000% 05/01/37 $ 3,510
3,343 FGLMC 5.000 06/01/37 3,402
12,917 FGLMC 5.500 06/01/37 13,321
3,446,560 FGLMC 3.000 07/01/37 3,200,541
62,273 FGLMC 6.000 07/01/37 65,134
35,421 FGLMC 6.000 08/01/37 37,052
11,807 FGLMC 6.000 09/01/37 12,344
86,718 FGLMC 5.500 10/01/37 89,423
2,885 FGLMC 6.000 11/01/37 3,017
21,623 FGLMC 6.500 11/01/37 22,919
11,262 FGLMC 6.000 01/01/38 11,778
4,831 FGLMC 6.000 02/01/38 5,046
37,211 FGLMC 6.000 02/01/38 38,907
166,293 FGLMC 5.000 03/01/38 169,223
54,169 FGLMC 5.000 03/01/38 55,124
7,044 FGLMC 5.000 04/01/38 7,263
72,109 FGLMC 5.000 04/01/38 73,383
77,038 FGLMC 5.500 04/01/38 79,445
17,606 FGLMC 5.500 05/01/38 18,157
2,036 FGLMC 5.500 06/01/38 2,100
3,644 FGLMC 6.000 07/01/38 3,781
10,481 FGLMC 5.500 08/01/38 10,809
65,295 FGLMC 5.500 08/01/38 67,336
8,334 FGLMC 5.000 09/01/38 8,481
110,672 FGLMC 5.500 09/01/38 114,133
49,352 FGLMC 5.500 09/01/38 50,896
2,325 FGLMC 5.500 10/01/38 2,397
42,359 FGLMC 6.000 11/01/38 44,237
309,916 FGLMC 5.500 01/01/39 319,606
200,071 FGLMC 4.500 02/01/39 199,932
114,102 FGLMC 5.000 02/01/39 116,114
8,674 FGLMC 5.500 02/01/39 8,946
390 FGLMC 4.500 03/01/39 390
51,109 FGLMC 5.000 03/01/39 52,012
6,077 FGLMC 6.000 03/01/39 6,346
7,469 FGLMC 4.500 04/01/39 7,464
324,928 FGLMC 4.500 04/01/39 324,804
70,826 FGLMC 4.000 05/01/39 69,167
1,834 FGLMC 4.500 05/01/39 1,833
47,925 FGLMC 4.500 05/01/39 47,912
1,093,902 FGLMC 4.500 05/01/39 1,092,920
61,157 FGLMC 4.500 05/01/39 60,621
44,866 FGLMC 5.000 05/01/39 45,656
93,945 FGLMC 4.000 06/01/39 91,744
492,144 FGLMC 4.500 06/01/39 491,854
15,666 FGLMC 4.500 06/01/39 15,662
7,338 FGLMC 5.000 06/01/39 7,468
2,734 FGLMC 5.500 06/01/39 2,820
149,587 FGLMC 4.000 07/01/39 146,082
59,617 FGLMC 4.500 07/01/39 59,600
11,897 FGLMC 4.500 07/01/39 11,826
4,559 FGLMC 4.500 07/01/39 4,557
40,429 FGLMC 5.000 07/01/39 41,144
71,713 FGLMC 5.500 07/01/39 73,955
5,125 FGLMC 4.500 08/01/39 5,124
11,936 FGLMC 5.000 08/01/39 12,147
119,830 FGLMC 4.000 09/01/39 117,023
314,782 FGLMC 5.000 09/01/39 320,333
110,664 FGLMC 5.000 09/01/39 112,619
1,280 FGLMC 5.500 09/01/39 1,321
127,045 FGLMC 6.500 09/01/39 131,860

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 33,571 FGLMC 4.500% 10/01/39 $ 33,575
38,591 FGLMC 4.500 10/01/39 38,580
20,486 FGLMC 4.500 10/01/39 20,473
26,104 FGLMC 5.000 10/01/39 26,565
8,203 FGLMC 4.000 11/01/39 8,011
26,524 FGLMC 4.500 11/01/39 26,522
10,571 FGLMC 5.000 11/01/39 10,758
31,007 FGLMC 4.500 12/01/39 30,919
45,227 FGLMC 4.500 12/01/39 45,233
19,254 FGLMC 4.500 12/01/39 19,250
63,627 FGLMC 4.500 12/01/39 63,447
45,013 FGLMC 5.500 12/01/39 46,420
58,852 FGLMC 4.500 01/01/40 58,859
5,649 FGLMC 5.000 01/01/40 5,749
7,173 FGLMC 5.500 01/01/40 7,397
21,368 FGLMC 5.500 03/01/40 22,037
204,837 FGLMC 4.000 04/01/40 200,039
12,253 FGLMC 4.500 04/01/40 12,254
36,440 FGLMC 4.500 04/01/40 36,444
29,106 FGLMC 5.000 04/01/40 29,620
64,182 FGLMC 5.000 04/01/40 65,316
242,793 FGLMC 6.000 04/01/40 253,742
680,774 FGLMC 4.500 05/01/40 680,863
243,000 FGLMC 5.000 05/01/40 247,295
2,006 FGLMC 4.500 06/01/40 2,007
237,480 FGLMC 5.500 06/01/40 244,907
317,933 FGLMC 4.500 07/01/40 317,974
6,019 FGLMC 4.500 08/01/40 6,020
58,006 FGLMC 5.000 08/01/40 59,013
16,064 FGLMC 5.000 08/01/40 16,345
152,407 FGLMC 5.000 08/01/40 155,101
993,674 FGLMC 5.500 08/01/40 1,024,749
82,852 FGLMC 4.000 09/01/40 80,911
1,108,698 FGLMC 4.000 11/01/40 1,082,723
727,736 FGLMC 4.000 12/01/40 710,384
97,796 FGLMC 3.500 01/01/41 92,872
165,880 FGLMC 3.500 01/01/41 157,701
97,799 FGLMC 4.000 01/01/41 95,507
104,603 FGLMC 3.500 02/01/41 99,315
355,844 FGLMC 4.000 02/01/41 347,285
120,045 FGLMC 4.000 02/01/41 117,232
640,666 FGLMC 4.000 04/01/41 625,654
118,714 FGLMC 4.500 04/01/41 118,730
26,533 FGLMC 5.000 04/01/41 26,978
104,610 FGLMC 4.500 05/01/41 104,624
129,432 FGLMC 4.500 06/01/41 129,449
289,248 FGLMC 3.500 10/01/41 274,985
293,390 FGLMC 5.000 10/01/41 298,304
390,860 FGLMC 3.500 11/01/41 370,130
166,087 FGLMC 4.500 12/01/41 166,109
1,410,805 FGLMC 3.500 01/01/42 1,337,447
411,430 FGLMC 3.500 02/01/42 390,036
450,892 FGLMC 3.500 04/01/42 427,727
1,107,590 FGLMC 4.000 05/01/42 1,079,352
3,794,112 FGLMC 4.500 05/01/42 3,794,599
786,731 FGLMC 3.500 07/01/42 745,985
175,815 FGLMC 3.000 08/01/42 162,252
1,283,247 FGLMC 3.000 10/01/42 1,181,063
900,377 FGLMC 3.000 10/01/42 829,801
375,521 FGLMC 3.500 12/01/42 354,363
1,381,593 FGLMC 2.500 01/01/43 1,218,093

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,603,774 FGLMC 3.000% 01/01/43 $ 2,396,439
3,864,286 FGLMC 3.000 04/01/43 3,556,530
10,294,844 FGLMC 3.000 04/01/43 9,474,960
1,131,029 FGLMC 3.500 05/01/43 1,064,951
1,588,998 FGLMC 3.000 08/01/43 1,462,439
1,160,988 FGLMC 3.000 08/01/43 1,068,515
1,136,125 FGLMC 3.500 08/01/43 1,069,752
431,143 FGLMC 4.500 10/01/43 428,538
548,930 FGLMC 4.000 11/01/43 533,907
1,019,533 FGLMC 3.500 02/01/44 957,556
835,464 FGLMC 4.000 02/01/44 810,793
6,539,678 FGLMC 4.000 02/01/44 6,346,568
366,466 FGLMC 4.000 04/01/44 355,380
471,202 FGLMC 4.500 05/01/44 468,354
839,747 FGLMC 4.000 06/01/44 810,055
1,302,108 FGLMC 4.000 08/01/44 1,255,404
960,568 FGLMC 3.500 09/01/44 898,207
1,363,549 FGLMC 3.500 11/01/44 1,274,321
1,842,403 FGLMC 3.500 12/01/44 1,721,827
1,090,912 FGLMC 3.500 01/01/45 1,019,513
2,288,108 FGLMC 3.000 02/01/45 2,094,437
2,855,553 FGLMC 3.500 03/01/45 2,668,663
1,664,792 FGLMC 4.000 03/01/45 1,607,212
1,115,986 FGLMC 3.000 04/01/45 1,021,524
2,305,565 FGLMC 3.500 04/01/45 2,154,651
5,847,383 FGLMC 3.500 07/01/45 5,464,679
4,314,599 FGLMC 4.500 07/01/45 4,289,365
12,805,831 FGLMC 3.000 08/01/45 11,786,601
9,811,295 FGLMC 3.500 10/01/45 9,213,841
1,806,486 FGLMC 4.000 11/01/45 1,744,000
3,387,368 FGLMC 3.500 12/01/45 3,165,621
8,091,597 FGLMC 3.000 03/01/46 7,391,736
2,519,450 FGLMC 3.500 03/01/46 2,354,535
1,317,879 FGLMC 4.000 03/01/46 1,272,295
5,894,458 FGLMC 3.000 04/01/46 5,366,934
5,773,295 FGLMC 3.500 05/01/46 5,395,376
4,425,162 FGLMC 3.500 08/01/46 4,139,285
8,886,651 FGLMC 3.000 09/01/46 8,095,061
3,593,750 FGLMC 4.000 09/01/46 3,469,440
3,204,086 FGLMC 3.000 11/01/46 2,904,464
3,940,666 FGLMC 3.000 11/01/46 3,581,113
11,495,380 FGLMC 3.000 11/01/46 10,407,502
2,296,430 FGLMC 3.000 12/01/46 2,085,236
2,925,271 FGLMC 3.500 12/01/46 2,733,769
5,329,940 FGLMC 3.000 02/01/47 4,835,660
1,736,151 FGLMC 3.500 02/01/47 1,622,491
1,418,897 FGLMC 4.000 02/01/47 1,369,804
2,277,172 FGLMC 3.500 05/01/47 2,128,080
1,931,982 FGLMC 3.000 08/01/47 1,745,815
2,488,680 FGLMC 3.000 11/01/47 2,245,012
3,869,793 FGLMC 3.000 12/01/47 3,490,088
11,716,100 FGLMC 3.000 01/01/48 10,596,687
4,182,913 FGLMC 3.000 02/01/48 3,770,251
3,054,456 FGLMC 3.500 03/01/48 2,858,767
2,606,742 FGLMC 3.500 05/01/48 2,436,036
2,037,251 FGLMC 4.000 05/01/48 1,969,487
2,797,754 FGLMC 3.500 07/01/48 2,610,209
2,944,204 FGLMC 4.000 07/01/48 2,838,678
5,424,348 FGLMC 4.000 08/01/48 5,226,564
1,009,340 FGLMC 4.500 09/01/48 992,702
4,261,315 FGLMC 4.000 10/01/48 4,098,428

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,570,357 FGLMC 4.500% 12/01/48 $ 2,531,655
1,348,694 FGLMC 4.500 02/01/49 1,331,178
3,568,760 FGLMC 3.500 05/01/49 3,326,828
15 Federal National Mortgage Association (FNMA) 5.500 02/01/24 15
495 FNMA 4.000 03/01/24 491
66 FNMA 4.500 04/01/24 66
4,596 FNMA 4.000 05/01/24 4,560
1,216 FNMA 4.000 05/01/24 1,205
128 FNMA 4.000 06/01/24 127
162 FNMA 4.500 07/01/24 161
183 FNMA 5.500 07/01/24 184
10 FNMA 8.000 07/01/24 10
1,431 FNMA 4.500 08/01/24 1,423
1,068 FNMA 4.000 09/01/24 1,053
5,534 FNMA 4.000 09/01/24 5,478
484 FNMA 4.500 09/01/24 482
13,503 FNMA 4.500 10/01/24 13,428
1,104 FNMA 5.000 01/01/25 1,094
1,289 FNMA 4.500 02/01/25 1,282
155 FNMA 4.500 03/01/25 154
10,148 FNMA 4.500 03/01/25 10,091
6,364 FNMA 5.000 03/01/25 6,309
8,537 FNMA 4.500 04/01/25 8,490
3,508 FNMA 4.500 04/01/25 3,488
44,510 FNMA 4.000 05/01/25 43,985
21,827 FNMA 4.000 06/01/25 21,562
8,601 FNMA 4.500 06/01/25 8,554
5,754 FNMA 4.000 08/01/25 5,681
3,228 FNMA 5.500 08/01/25 3,241
19,093 FNMA 3.500 09/01/25 18,556
18,223 FNMA 4.000 09/01/25 18,029
50,990 FNMA 3.500 10/01/25 50,133
47,374 FNMA 3.500 10/01/25 46,025
19,479 FNMA 5.000 10/01/25 19,270
33,431 FNMA 4.000 11/01/25 32,993
43,574 FNMA 3.500 12/01/25 42,827
37,616 FNMA 3.500 02/01/26 36,947
199,608 FNMA 3.500 02/01/26 196,120
12,310 FNMA 4.000 03/01/26 12,142
35,665 FNMA 4.000 06/01/26 35,159
34,658 FNMA 3.500 08/01/26 34,018
28,950 FNMA 3.500 09/01/26 28,366
14,716 FNMA 4.000 09/01/26 14,517
54,991 FNMA 3.500 10/01/26 53,853
1,134 FNMA 6.000 10/01/26 1,151
71,592 FNMA 3.000 11/01/26 69,709
66,469 FNMA 3.000 12/01/26 64,690
179,245 FNMA 3.000 01/01/27 174,446
89,042 FNMA 4.000 01/01/27 87,893
144,085 FNMA 3.500 02/01/27 141,010
257,179 FNMA 3.000 04/01/27 249,846
152,689 FNMA 3.000 04/01/27 148,399
93,664 FNMA 3.500 05/01/27 91,587
112,875 FNMA 2.500 06/01/27 108,860
355,552 FNMA 3.000 06/01/27 345,029
119,038 FNMA 2.500 07/01/27 114,803
281,695 FNMA 2.500 09/01/27 271,393
3,578 FNMA 5.500 09/01/27 3,591
443,622 FNMA 2.500 10/01/27 427,395
298,334 FNMA 3.000 11/01/27 289,175
611 FNMA 5.500 01/01/28 614

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,173,429 FNMA 2.500% 02/01/28 $ 1,127,078
962,029 FNMA 2.500 02/01/28 925,061
459 FNMA 5.000 02/01/28 459
740,004 FNMA 2.500 04/01/28 710,936
1,073,957 FNMA 2.500 04/01/28 1,031,775
3,015 FNMA 5.500 06/01/28 3,035
299,977 FNMA 2.500 07/01/28 287,846
642,471 FNMA 2.500 08/01/28 616,255
738,481 FNMA 3.000 10/01/28 704,981
502 FNMA 5.500 11/01/28 507
3 FNMA 7.500 01/01/29 3
1,106,329 FNMA 3.000 03/01/29 1,067,302
4,045 FNMA 4.000 03/01/29 3,970
3,957,019 FNMA 3.000 04/01/29 3,817,900
15,388 FNMA 4.500 04/01/29 15,239
10,176 FNMA 4.000 05/01/29 9,985
6,130 FNMA 4.500 06/01/29 6,077
2,111 FNMA 4.000 07/01/29 2,071
41,125 FNMA 4.500 08/01/29 40,770
4,855,094 FNMA 3.500 09/01/29 4,739,756
8,141 FNMA 4.500 09/01/29 8,071
6,652 FNMA 4.500 11/01/29 6,541
2,456 FNMA 4.500 01/01/30 2,435
614,351 FNMA 2.500 02/01/30 583,416
5,281 FNMA 4.000 03/01/30 5,173
2,345 FNMA 4.500 05/01/30 2,325
3,445 FNMA 4.500 06/01/30 3,416
1,495,496 FNMA 3.000 07/01/30 1,436,096
31,912 FNMA 4.500 08/01/30 31,642
7,066 FNMA 4.000 09/01/30 6,932
38,515 FNMA 4.000 10/01/30 37,752
401,529 FNMA 4.000 11/01/30 393,895
71,140 FNMA 4.000 11/01/30 69,759
15,422 FNMA 4.500 12/01/30 15,327
1,489,598 FNMA 3.000 02/01/31 1,427,894
23,004 FNMA 3.500 02/01/31 22,287
25,155 FNMA 4.000 02/01/31 24,659
298 FNMA 7.500 03/01/31 308
1,645,984 FNMA 2.500 04/01/31 1,554,753
68,926 FNMA 3.500 04/01/31 66,620
8,116 FNMA 4.000 04/01/31 7,967
1,673,641 FNMA 3.000 05/01/31 1,604,318
762 FNMA 6.000 05/01/31 789
1,912,575 FNMA 2.500 06/01/31 1,807,103
401,452 FNMA 4.500 07/01/31 399,382
44,075 FNMA 4.500 07/01/31 43,854
255,195 FNMA 4.000 08/01/31 249,977
2,502,802 FNMA 2.500 09/01/31 2,361,230
1,243,186 FNMA 3.000 09/01/31 1,191,737
15,611 FNMA 4.000 09/01/31 15,286
227 FNMA 6.500 09/01/31 237
9,337 FNMA 6.000 11/01/31 9,660
1,327 FNMA 6.500 11/01/31 1,367
2,720,065 FNMA 2.500 12/01/31 2,566,121
461,635 FNMA 3.500 01/01/32 444,987
2,994 FNMA 6.000 01/01/32 3,098
186,599 FNMA 3.500 02/01/32 179,875
2,261 FNMA 6.000 02/01/32 2,341
1,696,429 FNMA 3.000 03/01/32 1,619,935
9,225 FNMA 6.500 04/01/32 9,668
5,951,894 FNMA 3.000 06/01/32 5,693,011

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 18,590 FNMA 6.500% 07/01/32 $ 19,380
4,103 FNMA 6.500 08/01/32 4,259
217,103 FNMA 3.000 09/01/32 205,882
3,767 FNMA 7.500 09/01/32 3,769
650,726 FNMA 3.000 10/01/32 616,935
21,554 FNMA 5.500 10/01/32 22,195
5,423 FNMA 6.000 11/01/32 5,635
3,938,198 FNMA 3.000 12/01/32 3,769,130
5,450 FNMA 5.500 12/01/32 5,612
274 FNMA 5.500 12/01/32 282
8,154 FNMA 6.000 12/01/32 8,460
41,502 FNMA 5.500 01/01/33 42,671
122,101 FNMA 6.000 01/01/33 126,882
43,359 FNMA 5.000 02/01/33 44,058
1,073 FNMA 5.000 02/01/33 1,093
482,911 FNMA 3.000 04/01/33 455,887
552,789 FNMA 3.500 04/01/33 531,419
2,224 FNMA 6.000 04/01/33 2,301
2,694,513 FNMA 3.500 05/01/33 2,651,967
283,971 FNMA 5.500 05/01/33 292,056
16,417 FNMA 5.000 06/01/33 16,682
32,967 FNMA 5.500 06/01/33 33,948
4,973 FNMA 4.500 07/01/33 4,935
23,659 FNMA 5.000 07/01/33 24,040
27,035 FNMA 4.500 08/01/33 26,807
3,134 FNMA 4.500 08/01/33 3,110
6,254 FNMA 5.000 08/01/33 6,355
19,443 FNMA 5.500 09/01/33 19,826
41,320 FNMA 5.500 09/01/33 42,125
5,254 FNMA 6.000 09/01/33 5,430
44,207 FNMA 4.500 10/01/33 44,340
9,488 FNMA 5.000 10/01/33 9,641
3,041 FNMA 5.000 10/01/33 3,057
58,723 FNMA 5.500 10/01/33 60,319
141,419 FNMA 5.500 10/01/33 145,629
2,302 FNMA 4.500 11/01/33 2,308
8,901 FNMA 5.000 11/01/33 9,045
628,033 FNMA 5.000 11/01/33 638,169
69,497 FNMA 5.000 12/01/33 70,617
96,960 FNMA 5.500 12/01/33 99,187
900,398 FNMA 3.000 01/01/34 845,803
27,952 FNMA 5.000 02/01/34 28,402
121,926 FNMA 6.000 02/01/34 126,683
6,969 FNMA 5.000 03/01/34 7,081
165,146 FNMA 5.000 03/01/34 167,807
2,817 FNMA 5.000 03/01/34 2,862
3,544 FNMA 5.000 03/01/34 3,601
8,216 FNMA 5.000 03/01/34 8,349
2,416 FNMA 5.000 03/01/34 2,455
23,064 FNMA 5.000 04/01/34 23,437
25,696 FNMA 5.500 04/01/34 26,461
10,049 FNMA 4.500 05/01/34 10,073
2,688 FNMA 4.500 05/01/34 2,695
8,917 FNMA 5.500 07/01/34 9,182
5,906 FNMA 5.500 07/01/34 6,082
8,608 FNMA 7.000 07/01/34 8,896
67,753 FNMA 5.000 08/01/34 68,846
7,218 FNMA 5.000 08/01/34 7,334
39,924 FNMA 6.000 08/01/34 41,586
7,048 FNMA 6.000 08/01/34 7,330
7,388,767 FNMA 3.500 09/01/34 7,226,604

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 143,869 FNMA 5.500% 09/01/34 $ 148,154
5,398,247 FNMA 2.500 11/01/34 5,023,162
1,239 FNMA 5.500 11/01/34 1,276
7,809 FNMA 6.000 11/01/34 8,086
7,964,816 FNMA 2.500 12/01/34 7,389,273
11,329,484 FNMA 3.000 12/01/34 10,745,082
2,141 FNMA 5.000 12/01/34 2,175
1,304 FNMA 5.500 12/01/34 1,343
6,117 FNMA 6.000 12/01/34 6,353
199,282 FNMA 4.500 01/01/35 199,880
18,788 FNMA 5.500 01/01/35 19,299
5,912,166 FNMA 3.500 02/01/35 5,804,146
422,820 FNMA 5.500 02/01/35 435,410
18,530 FNMA 5.500 02/01/35 19,082
5,119,082 FNMA 2.500 03/01/35 4,715,928
64,028 FNMA 5.500 04/01/35 65,935
17,438 FNMA 6.000 04/01/35 18,165
18,034 FNMA 6.000 04/01/35 18,837
6,477,655 FNMA 2.500 05/01/35 6,027,439
5,732,588 FNMA 3.000 05/01/35 5,417,429
23,509 FNMA 6.000 05/01/35 24,487
6,918 FNMA 5.000 06/01/35 7,029
21,306 FNMA 5.000 07/01/35 21,650
994 (b) FNMA LIBOR 12 M + 1.570% 5.820 07/01/35 984
1,853,493 FNMA 3.000 08/01/35 1,736,341
43,023 FNMA 4.500 08/01/35 43,133
31,008 FNMA 5.000 08/01/35 31,508
42,899 FNMA 5.000 08/01/35 43,591
1,533 FNMA 4.500 09/01/35 1,536
1,893 FNMA 4.500 09/01/35 1,898
5,328 FNMA 5.500 09/01/35 5,487
6,612,388 FNMA 2.500 10/01/35 6,087,509
17,977 FNMA 5.000 10/01/35 18,267
60,561 FNMA 5.500 10/01/35 62,364
15,321,483 FNMA 1.500 11/01/35 13,389,150
14,103,539 FNMA 2.000 11/01/35 12,696,332
6,985,522 FNMA 2.500 11/01/35 6,482,682
40,669 FNMA 5.500 11/01/35 41,880
5,709,907 FNMA 2.000 12/01/35 5,150,849
20,246,558 FNMA 1.500 01/01/36 17,692,799
2,361,293 FNMA 3.500 01/01/36 2,263,796
11,038 (b) FNMA LIBOR 12 M + 1.535% 3.985 02/01/36 10,950
147,012 FNMA 5.000 02/01/36 149,387
13,903,681 FNMA 1.500 03/01/36 12,149,265
67,682,945 FNMA 2.000 03/01/36 61,057,898
61,387 FNMA 6.000 03/01/36 64,124
11,717,368 FNMA 1.500 04/01/36 10,253,429
7,673,259 FNMA 1.000 05/01/36 6,529,914
21,990,638 FNMA 1.500 05/01/36 19,128,679
14,207,230 FNMA 2.000 05/01/36 12,807,631
756,608 FNMA 3.500 05/01/36 723,419
924 FNMA 5.000 05/01/36 938
110,585 FNMA 6.000 06/01/36 115,517
14,562,176 FNMA 2.000 07/01/36 13,082,585
14,570 (b) FNMA LIBOR 12 M + 1.594% 5.844 07/01/36 14,414
5,713 FNMA 6.000 07/01/36 5,887
19,206 FNMA 6.500 07/01/36 20,104
5,921,543 FNMA 3.000 08/01/36 5,522,312
46,597 FNMA 5.500 08/01/36 47,505
64,471 FNMA 6.500 08/01/36 66,194
11,810,108 FNMA 1.500 09/01/36 10,276,241

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 15,107,741 FNMA 2.000% 09/01/36 $ 13,623,974
14,187,149 FNMA 2.500 09/01/36 13,087,543
962,251 FNMA 3.000 09/01/36 896,538
5,494 FNMA 5.500 09/01/36 5,658
1,735 FNMA 6.500 09/01/36 1,836
7,389 FNMA 6.500 09/01/36 7,785
9,055 FNMA 6.000 10/01/36 9,458
24,359,294 FNMA 1.500 11/01/36 21,171,642
21,108,388 FNMA 2.000 11/01/36 19,041,407
2,148,462 FNMA 3.000 11/01/36 1,999,897
4,347 FNMA 6.500 11/01/36 4,580
28,138 FNMA 6.000 12/01/36 29,393
10,317,042 FNMA 1.500 01/01/37 8,966,823
10,027,728 FNMA 2.000 01/01/37 8,987,054
5,095 (b) FNMA LIBOR 12 M + 1.728% 4.542 01/01/37 5,099
10,796 FNMA 5.500 01/01/37 11,118
4,199,681 FNMA 1.500 02/01/37 3,647,599
81,972 FNMA 5.500 02/01/37 83,096
4,614 FNMA 6.000 02/01/37 4,819
10,385 FNMA 7.000 02/01/37 10,914
546 (b) FNMA LIBOR 6 M + 1.460% 7.161 02/01/37 554
32,968,449 FNMA 2.000 03/01/37 29,546,994
1,723 (b) FNMA LIBOR 12 M + 1.875% 4.375 03/01/37 1,718
820 FNMA 5.000 03/01/37 833
25,866 FNMA 6.500 03/01/37 27,224
39,684 FNMA 6.500 03/01/37 41,764
21,872,162 FNMA 2.000 04/01/37 19,602,276
8,329,618 FNMA 2.500 04/01/37 7,674,394
17,800 FNMA 7.000 04/01/37 18,480
11,311,264 FNMA 1.500 05/01/37 9,823,053
32,544 FNMA 5.000 05/01/37 33,070
6,129 FNMA 5.500 06/01/37 6,312
5,298 (b) FNMA LIBOR 12 M + 1.782% 5.694 06/01/37 5,269
4,275,419 FNMA 3.000 08/01/37 4,030,902
7,844 FNMA 5.500 08/01/37 8,078
2,797 FNMA 6.000 08/01/37 2,922
13,036 FNMA 5.500 09/01/37 13,425
14,141 FNMA 6.000 09/01/37 14,738
24,809 FNMA 6.000 09/01/37 25,819
18,185 FNMA 6.000 09/01/37 18,968
45,794 FNMA 6.000 09/01/37 47,727
66,355 FNMA 6.000 09/01/37 69,356
5,714 FNMA 6.500 09/01/37 5,931
3,752 FNMA 6.500 09/01/37 3,906
5,434 (b) FNMA DGS1 + 2.275% 6.400 10/01/37 5,439
3,890 FNMA 6.500 10/01/37 4,081
6,109,311 FNMA 3.000 11/01/37 5,759,912
5,960,301 FNMA 3.500 11/01/37 5,669,826
4,428,620 FNMA 4.000 11/01/37 4,347,537
54,538 FNMA 5.500 11/01/37 56,166
96,361 FNMA 6.000 11/01/37 100,587
2,408 FNMA 7.000 11/01/37 2,484
1,930,442 FNMA 3.000 12/01/37 1,788,622
1,947,604 FNMA 4.000 01/01/38 1,893,334
446 FNMA 6.500 01/01/38 464
3,498,807 FNMA 4.500 02/01/38 3,479,390
2,484,295 FNMA 5.000 02/01/38 2,498,334
27,957 FNMA 5.500 02/01/38 28,718
14,578 FNMA 6.500 02/01/38 15,238
8,309 FNMA 7.000 02/01/38 8,872
6,894 (b) FNMA LIBOR 12 M + 1.770% 4.520 03/01/38 6,871

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,630 FNMA 5.000% 03/01/38 $ 2,672
1,350 FNMA 5.000 03/01/38 1,372
6,261 FNMA 5.500 03/01/38 6,447
2,342 FNMA 6.000 03/01/38 2,462
4,515 FNMA 6.500 03/01/38 4,757
7,245 FNMA 6.500 03/01/38 7,569
4,511 FNMA 6.500 03/01/38 4,702
55,466 FNMA 5.500 04/01/38 57,123
104,642 FNMA 6.000 04/01/38 109,152
11,122 FNMA 4.500 05/01/38 11,003
314,925 FNMA 5.000 05/01/38 320,010
74,286 FNMA 5.000 05/01/38 75,488
219,693 FNMA 6.000 06/01/38 229,383
394,196 FNMA 6.500 06/01/38 411,492
78,394 FNMA 6.000 07/01/38 81,861
574 (b) FNMA LIBOR 12 M + 1.603% 5.853 08/01/38 574
237,321 FNMA 6.000 09/01/38 247,699
9,279 (b) FNMA LIBOR 12 M + 1.321% 5.571 10/01/38 9,200
569 FNMA 6.000 10/01/38 588
2,974,777 (e) FNMA 5.000 11/01/38 2,991,587
3,341 FNMA 5.500 11/01/38 3,441
1,372 FNMA 5.000 12/01/38 1,394
225,997 FNMA 5.500 12/01/38 232,728
13,191 FNMA 4.500 01/01/39 13,158
18,595 FNMA 5.000 01/01/39 18,694
868,795 FNMA 5.000 01/01/39 879,012
31,770 FNMA 5.500 01/01/39 32,637
125,439 FNMA 5.500 01/01/39 129,184
11,174 FNMA 6.000 01/01/39 11,655
1,184 FNMA 6.000 01/01/39 1,224
41,885 FNMA 4.500 02/01/39 41,801
142,715 FNMA 4.500 02/01/39 142,413
57,465 FNMA 4.500 02/01/39 57,337
3,141 FNMA 5.500 02/01/39 3,235
130,459 FNMA 4.000 04/01/39 127,241
7,407 FNMA 5.500 04/01/39 7,629
252,650 FNMA 4.500 05/01/39 252,194
41,615 FNMA 4.500 05/01/39 41,510
127,298 FNMA 4.500 06/01/39 126,633
45,851 FNMA 4.500 06/01/39 45,783
103,417 FNMA 5.500 06/01/39 106,505
27,188 FNMA 4.500 07/01/39 27,153
27,059 FNMA 4.500 07/01/39 27,016
2,531 FNMA 5.000 07/01/39 2,573
2,454 (b) FNMA LIBOR 12 M + 1.835% 6.085 07/01/39 2,463
453,890 FNMA 4.000 08/01/39 442,646
79,841 FNMA 4.000 08/01/39 77,863
7,276 FNMA 4.500 08/01/39 7,258
310,869 FNMA 4.500 08/01/39 310,212
88,422 FNMA 4.500 08/01/39 88,271
332,084 FNMA 5.000 08/01/39 337,461
2,765 FNMA 5.000 08/01/39 2,810
5,555 (b) FNMA LIBOR 12 M + 1.650% 5.900 08/01/39 5,523
4,173 (b) FNMA LIBOR 12 M + 1.690% 5.940 08/01/39 4,183
180,303 FNMA 4.000 09/01/39 175,836
19,460 FNMA 5.000 09/01/39 19,775
79,955 FNMA 5.500 09/01/39 82,344
48,218 FNMA 6.000 09/01/39 50,333
171,578 FNMA 6.500 10/01/39 180,332
7,784 FNMA 5.000 11/01/39 7,911
194,498 FNMA 4.000 12/01/39 189,679

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 21,529 FNMA 4.500% 12/01/39 $ 21,481
43,241 FNMA 4.500 12/01/39 43,185
696,089 FNMA 4.500 12/01/39 695,191
7,159 (b) FNMA LIBOR 12 M + 1.815% 4.158 01/01/40 7,373
15,437 FNMA 4.500 01/01/40 15,417
16,597 FNMA 5.000 01/01/40 16,866
110,822 FNMA 6.000 02/01/40 115,598
5,276,973 FNMA 2.500 03/01/40 4,724,853
141,932 FNMA 4.500 03/01/40 141,748
66,492 FNMA 4.500 03/01/40 66,406
6,628 FNMA 5.000 03/01/40 6,735
6,849,212 FNMA 2.500 04/01/40 6,121,290
6,768,409 FNMA 3.000 04/01/40 6,261,235
7,285 FNMA 4.500 04/01/40 7,275
230,658 FNMA 5.000 04/01/40 234,399
163,441 FNMA 5.000 04/01/40 166,091
5,410 FNMA 4.500 05/01/40 5,381
24,775 (b) FNMA LIBOR 12 M + 1.835% 4.719 05/01/40 25,553
12,056 (b) FNMA LIBOR 12 M + 1.770% 5.033 05/01/40 11,969
13,327 (b) FNMA LIBOR 12 M + 1.835% 5.210 05/01/40 13,205
6,118,576 FNMA 2.500 06/01/40 5,453,171
15,033 FNMA 4.500 07/01/40 15,014
13,706 FNMA 4.500 07/01/40 13,688
20,351 FNMA 5.000 07/01/40 20,681
130,671 FNMA 4.500 08/01/40 130,502
185,362 FNMA 4.500 08/01/40 185,123
132,265 FNMA 5.000 08/01/40 134,410
283,519 FNMA 4.500 09/01/40 283,153
120,891 FNMA 4.500 09/01/40 120,735
307,037 FNMA 6.000 09/01/40 320,728
44,854 FNMA 3.500 10/01/40 42,585
415,525 FNMA 4.000 10/01/40 404,884
196,315 FNMA 4.000 10/01/40 191,450
336,768 FNMA 4.500 10/01/40 336,334
401,771 FNMA 3.500 11/01/40 381,447
410,177 FNMA 4.000 11/01/40 399,843
450,549 FNMA 4.000 11/01/40 439,385
253,120 FNMA 4.000 11/01/40 246,848
47,258 FNMA 4.500 11/01/40 47,197
13,378,289 FNMA 2.000 12/01/40 11,516,846
131,108 FNMA 4.000 12/01/40 127,858
1,118,600 FNMA 4.500 12/01/40 1,117,156
23,366 (b) FNMA LIBOR 12 M + 1.823% 6.073 12/01/40 23,301
12,881 FNMA 3.500 01/01/41 12,230
4,574,110 FNMA 1.500 02/01/41 3,819,086
10,988,216 FNMA 2.000 02/01/41 9,459,243
55,922 FNMA 3.500 02/01/41 53,093
377,603 FNMA 4.000 02/01/41 368,090
16,802 (b) FNMA LIBOR 12 M + 1.817% 4.220 02/01/41 17,194
374,387 FNMA 4.000 03/01/41 365,026
15,554,039 FNMA 2.000 04/01/41 13,346,500
284,930 FNMA 4.500 04/01/41 284,563
248,971 FNMA 4.500 05/01/41 248,650
78,787 FNMA 4.500 05/01/41 78,685
168,390 FNMA 4.500 06/01/41 168,173
6,965,291 (e) FNMA 2.000 07/01/41 5,965,852
237,048 FNMA 4.500 07/01/41 236,743
32,422 (b) FNMA LIBOR 12 M + 1.782% 5.814 07/01/41 33,386
12,102,184 FNMA 2.000 08/01/41 10,361,872
21,274,080 FNMA 1.500 09/01/41 17,630,441
4,091,419 FNMA 2.000 09/01/41 3,500,528

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 517,386 FNMA 4.000% 09/01/41 $ 503,604
328,432 FNMA 4.500 09/01/41 328,009
135,595 FNMA 5.500 09/01/41 139,641
12,708,107 FNMA 1.500 10/01/41 10,531,553
8,239,476 FNMA 2.000 10/01/41 7,046,444
21,513 (b) FNMA LIBOR 12 M + 1.815% 6.065 10/01/41 21,601
12,579,590 FNMA 2.000 11/01/41 10,816,647
221,119 FNMA 3.500 11/01/41 209,512
180,429 FNMA 3.500 11/01/41 170,883
8,102,739 FNMA 3.500 12/01/41 7,670,823
1,326,409 FNMA 3.500 12/01/41 1,256,783
227,479 FNMA 4.000 12/01/41 221,276
77,229 (b) FNMA LIBOR 12 M + 1.750% 5.871 12/01/41 79,199
12,674,907 FNMA 2.500 01/01/42 11,273,036
6,880,708 FNMA 2.000 03/01/42 5,874,099
623,543 FNMA 3.500 03/01/42 590,168
412,426 FNMA 4.000 03/01/42 401,354
6,703,155 FNMA 3.000 04/01/42 6,119,382
1,519,903 FNMA 3.500 04/01/42 1,437,914
570,935 FNMA 3.500 04/01/42 540,376
532,239 FNMA 4.500 04/01/42 531,552
552,961 FNMA 5.000 04/01/42 561,867
3,990,295 FNMA 2.500 05/01/42 3,547,912
378,523 FNMA 4.000 05/01/42 369,065
369,911 FNMA 5.000 05/01/42 375,452
464,158 FNMA 3.000 06/01/42 427,558
1,777,755 FNMA 3.500 06/01/42 1,680,387
1,440,788 FNMA 4.000 06/01/42 1,401,491
1,090,647 FNMA 4.000 06/01/42 1,060,899
2,617,991 FNMA 3.500 07/01/42 2,476,779
549,297 FNMA 4.500 07/01/42 548,249
605,364 FNMA 3.500 08/01/42 572,836
996,467 FNMA 3.000 09/01/42 917,074
1,262,794 FNMA 3.500 09/01/42 1,192,587
6,300,500 FNMA 4.500 09/01/42 6,292,356
2,318,042 FNMA 3.000 10/01/42 2,130,473
575,496 FNMA 3.500 10/01/42 543,262
1,081,379 FNMA 2.500 01/01/43 952,006
3,400,280 FNMA 3.000 01/01/43 3,125,421
3,889,824 FNMA 3.000 02/01/43 3,575,039
7,529,085 FNMA 3.000 04/01/43 6,919,718
10,627,969 FNMA 3.000 04/01/43 9,767,791
910,555 FNMA 3.000 04/01/43 836,866
2,648,814 FNMA 3.000 04/01/43 2,434,451
2,516,888 FNMA 3.000 06/01/43 2,313,172
62,216 (b) FNMA LIBOR 12 M + 1.695% 5.567 06/01/43 62,269
2,400,408 FNMA 3.000 07/01/43 2,206,112
6,015,765 FNMA 3.500 07/01/43 5,656,387
1,711,213 FNMA 3.500 07/01/43 1,609,691
22,852 (b) FNMA LIBOR 12 M + 1.550% 5.800 07/01/43 22,807
2,124,888 FNMA 3.000 08/01/43 1,952,956
1,115,545 FNMA 4.000 08/01/43 1,085,112
1,860,451 FNMA 3.000 09/01/43 1,709,970
1,927,686 FNMA 3.500 09/01/43 1,811,722
1,883,981 FNMA 3.500 10/01/43 1,772,206
170,559 FNMA 4.500 10/01/43 169,286
505,308 FNMA 4.000 11/01/43 489,332
1,051,527 FNMA 4.000 11/01/43 1,022,077
318,377 FNMA 4.500 12/01/43 316,132
1,137,793 FNMA 4.500 12/01/43 1,129,302
1,253,294 FNMA 4.000 01/01/44 1,214,576

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 16,831,343 FNMA 4.000% 03/01/44 $ 16,372,140
767,171 FNMA 4.000 05/01/44 740,163
785,793 FNMA 4.000 07/01/44 759,832
777,180 FNMA 4.000 07/01/44 750,381
540,000 FNMA 3.500 09/01/44 504,256
690,299 FNMA 4.000 09/01/44 665,499
1,752,452 FNMA 3.500 10/01/44 1,638,260
4,730,933 FNMA 5.000 11/01/44 4,804,707
716,065 FNMA 4.000 12/01/44 690,339
1,826,877 FNMA 3.000 01/01/45 1,676,906
6,187,679 FNMA 3.000 01/01/45 5,687,462
7,011,249 FNMA 3.500 01/01/45 6,598,486
2,916,446 FNMA 3.500 02/01/45 2,721,880
1,871,202 FNMA 3.000 04/01/45 1,710,614
2,479,562 FNMA 3.500 05/01/45 2,314,145
2,930,106 FNMA 3.500 07/01/45 2,734,544
2,924,468 FNMA 4.000 07/01/45 2,819,383
9,665,728 FNMA 3.500 09/01/45 9,128,724
4,614,309 FNMA 3.000 11/01/45 4,218,279
1,875,836 FNMA 3.500 11/01/45 1,750,681
5,767,521 FNMA 4.000 11/01/45 5,560,265
1,491,000 FNMA 3.500 12/01/45 1,391,517
5,471,785 FNMA 3.500 12/01/45 5,106,691
2,629,235 FNMA 3.500 12/01/45 2,453,811
7,472,599 FNMA 3.500 01/01/46 6,959,487
1,417,619 FNMA 3.500 02/01/46 1,323,031
3,822,931 FNMA 3.500 04/01/46 3,579,917
2,238,915 FNMA 4.500 05/01/46 2,221,286
1,975,958 FNMA 3.000 06/01/46 1,800,235
2,993,921 FNMA 3.500 07/01/46 2,781,109
5,224,280 FNMA 3.500 08/01/46 4,935,109
3,099,121 FNMA 4.000 08/01/46 2,987,744
3,133,052 FNMA 3.000 09/01/46 2,841,862
3,855,372 FNMA 3.000 10/01/46 3,501,526
20,092,796 FNMA 3.000 11/01/46 18,250,037
1,798,905 FNMA 3.500 12/01/46 1,678,861
23,955,618 FNMA 3.000 01/01/47 21,724,016
3,027,488 FNMA 3.000 02/01/47 2,743,271
1,998,032 FNMA 4.000 02/01/47 1,926,222
4,270,564 FNMA 3.000 03/01/47 3,843,462
2,592,151 FNMA 3.500 03/01/47 2,419,168
587,658 FNMA 4.000 03/01/47 566,537
458,800 FNMA 4.500 03/01/47 452,618
3,720,371 FNMA 3.000 04/01/47 3,401,084
5,990,268 FNMA 3.000 04/01/47 5,401,978
3,434,804 FNMA 3.500 04/01/47 3,198,650
1,722,155 FNMA 3.500 05/01/47 1,607,231
3,421,136 FNMA 3.500 07/01/47 3,226,830
13,171,294 FNMA 4.000 07/01/47 12,696,552
3,146,840 FNMA 3.500 10/01/47 2,933,083
17,508,303 FNMA 3.500 11/01/47 16,339,799
1,356,245 FNMA 4.500 11/01/47 1,340,675
1,738,037 FNMA 3.500 01/01/48 1,622,037
6,310,403 FNMA 4.000 01/01/48 6,078,381
989,768 FNMA 3.000 02/01/48 891,321
1,422,681 FNMA 3.500 02/01/48 1,327,728
9,908,729 FNMA 3.500 04/01/48 9,247,382
1,998,131 FNMA 4.000 04/01/48 1,924,045
172,925 FNMA 4.500 04/01/48 170,530
3,066,752 FNMA 3.500 06/01/48 2,862,051
5,208,703 FNMA 4.000 07/01/48 5,013,952

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,347,032 FNMA 4.500% 07/01/48 $ 3,300,677
1,899,696 FNMA 4.000 08/01/48 1,827,108
1,403,802 FNMA 4.000 10/01/48 1,350,153
1,911,800 FNMA 4.500 10/01/48 1,883,201
15,981,884 FNMA 3.000 11/01/48 14,493,065
3,869,587 FNMA 4.000 11/01/48 3,701,766
1,329,436 FNMA 4.500 11/01/48 1,307,927
1,421,692 FNMA 4.000 12/01/48 1,366,773
1,193,042 FNMA 4.500 01/01/49 1,172,945
3,178,307 FNMA 4.500 02/01/49 3,129,805
4,223,879 FNMA 4.000 04/01/49 4,056,346
3,731,327 FNMA 5.000 04/01/49 3,762,843
4,587,278 FNMA 3.500 07/01/49 4,258,326
16,638,290 FNMA 3.500 08/01/49 15,489,795
2,745,128 FNMA 4.000 08/01/49 2,631,037
10,113,583 FNMA 3.000 09/01/49 9,066,716
5,885,813 FNMA 3.000 12/01/49 5,269,265
12,627,367 FNMA 3.000 12/01/49 11,382,806
11,000,796 FNMA 3.000 12/01/49 9,848,474
13,634,812 FNMA 2.500 01/01/50 11,699,413
21,940,476 FNMA 3.000 02/01/50 19,658,558
10,154,274 FNMA 3.500 02/01/50 9,451,171
13,967,553 FNMA 3.000 03/01/50 12,474,914
20,062,359 FNMA 3.000 05/01/50 17,919,369
11,090,817 FNMA 3.000 06/01/50 9,904,015
8,334,764 FNMA 4.000 06/01/50 7,979,665
10,349,198 FNMA 4.000 08/01/50 9,891,109
29,408,095 FNMA 2.500 09/01/50 25,197,223
158,269,254 FNMA 2.500 10/01/50 135,459,888
19,938,260 FNMA 1.500 11/01/50 15,592,652
97,427,841 FNMA 2.000 11/01/50 80,141,685
14,177,912 FNMA 2.500 11/01/50 12,145,515
56,241,879 FNMA 1.500 12/01/50 43,879,224
103,258,053 FNMA 2.000 12/01/50 84,965,788
9,185,130 FNMA 2.500 12/01/50 7,861,373
78,376,227 FNMA 2.000 01/01/51 64,429,693
8,242,845 FNMA 1.500 02/01/51 6,444,100
7,469,310 FNMA 2.000 02/01/51 6,134,393
93,115,697 FNMA 2.500 02/01/51 79,608,921
37,706,312 FNMA 1.500 03/01/51 29,415,823
106,571,219 FNMA 2.000 03/01/51 87,497,139
21,598,963 FNMA 1.500 04/01/51 16,874,513
129,089,309 FNMA 2.000 04/01/51 105,984,792
28,958,950 FNMA 2.500 04/01/51 24,785,249
82,338,543 FNMA 2.000 05/01/51 67,533,508
6,342,911 FNMA 1.500 06/01/51 4,950,560
79,535,472 FNMA 2.000 06/01/51 65,201,146
46,842,682 FNMA 2.500 06/01/51 39,881,104
50,768,627 FNMA 2.000 07/01/51 41,608,125
114,749,805 FNMA 2.000 08/01/51 94,020,839
94,183,838 FNMA 2.500 08/01/51 80,268,745
43,238,768 FNMA 2.000 09/01/51 35,418,987
41,057,688 FNMA 2.500 09/01/51 34,981,038
2,367,746 FNMA 2.500 10/01/51 2,014,016
11,129,628 FNMA 1.500 11/01/51 8,669,211
91,991,919 FNMA 2.000 11/01/51 75,297,981
48,708,074 (e) FNMA 2.500 11/01/51 41,461,468
73,572,062 (e) FNMA 2.000 12/01/51 60,214,928
71,727,518 FNMA 2.000 12/01/51 58,699,458
88,068,805 FNMA 2.500 12/01/51 74,963,767
88,037,515 FNMA 2.500 01/01/52 74,884,651

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 56,907,376 FNMA 3.000% 01/01/52 $ 50,611,162
64,914,550 FNMA 2.000 02/01/52 53,118,751
16,284,828 FNMA 3.500 02/01/52 15,015,981
49,413,123 FNMA 2.000 03/01/52 40,386,141
76,304,063 FNMA 2.500 03/01/52 64,943,228
8,516,125 FNMA 3.500 03/01/52 7,852,571
13,924,242 FNMA 2.000 04/01/52 11,383,566
28,654,738 FNMA 2.500 04/01/52 24,387,518
3,500,251 (e) FNMA 3.000 04/01/52 3,095,608
8,832,709 FNMA 3.500 04/01/52 8,104,863
53,142,602 FNMA 2.500 05/01/52 45,228,739
22,251,263 FNMA 3.000 05/01/52 19,678,947
7,263,255 FNMA 3.500 05/01/52 6,664,552
55,367,734 FNMA 4.000 05/01/52 52,373,299
9,298,368 FNMA 2.500 06/01/52 7,911,939
7,804,851 FNMA 3.500 06/01/52 7,161,517
13,640,632 FNMA 4.000 06/01/52 12,902,888
31,349,665 FNMA 4.500 06/01/52 30,398,435
11,160,582 FNMA 3.000 07/01/52 9,870,428
17,504,542 FNMA 3.000 07/01/52 15,481,037
5,411,297 FNMA 3.500 07/01/52 4,965,253
27,231,156 FNMA 3.500 07/01/52 24,985,141
9,235,446 FNMA 4.000 07/01/52 8,741,339
38,201,715 FNMA 4.000 07/01/52 36,133,563
9,097,950 FNMA 4.500 07/01/52 8,821,894
22,797,972 FNMA 4.500 07/01/52 22,106,222
22,223,151 FNMA 5.000 07/01/52 21,993,915
12,545,386 FNMA 2.500 08/01/52 10,670,076
4,479,426 FNMA 5.000 08/01/52 4,437,347
18,885,485 FNMA 3.500 09/01/52 17,332,109
4,937,414 FNMA 4.000 09/01/52 4,670,110
28,755,002 FNMA 4.500 09/01/52 27,882,500
25,323,185 FNMA 5.000 09/01/52 25,061,968
4,400,125 FNMA 3.000 10/01/52 3,891,481
8,464,708 FNMA 4.000 10/01/52 8,006,229
52,938,651 FNMA 4.500 10/01/52 51,332,354
26,164,081 FNMA 5.000 10/01/52 25,918,203
14,870,066 FNMA 5.500 10/01/52 14,960,320
16,245,415 FNMA 3.000 11/01/52 14,372,885
14,888,417 FNMA 3.500 11/01/52 13,659,282
12,572,551 (e) FNMA 4.000 11/01/52 11,890,937
6,333,301 FNMA 4.500 11/01/52 6,141,132
30,857,372 FNMA 5.000 11/01/52 30,538,938
9,065,636 FNMA 5.500 11/01/52 9,127,886
8,693,881 FNMA 6.000 11/01/52 8,852,751
3,012,487 FNMA 4.000 12/01/52 2,849,173
14,677,120 FNMA 5.500 12/01/52 14,765,553
15,175,940 FNMA 5.500 01/01/53 15,241,898
21,301,411 FNMA 6.000 01/01/53 21,639,587
5,872,456 FNMA 6.500 01/01/53 6,017,932
15,414,606 FNMA 5.000 02/01/53 15,249,804
19,312,438 FNMA 5.500 02/01/53 19,397,070
9,514,142 FNMA 6.000 02/01/53 9,663,402
796,198 FNMA 7.000 02/01/53 821,449
2,094,977 FNMA 3.500 03/01/53 1,921,855
2,092,120 FNMA 4.000 03/01/53 1,978,477
2,990,154 FNMA 4.500 03/01/53 2,899,425
2,994,407 FNMA 5.000 03/01/53 2,964,502
7,094,590 FNMA 6.000 03/01/53 7,203,590
3,325,854 FNMA 6.500 03/01/53 3,408,059
2,854,665 FNMA 5.000 04/01/53 2,824,145

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 7,403,901 FNMA 5.500% 04/01/53 $ 7,444,886
3,605,329 FNMA 6.000 04/01/53 3,663,581
1,762,648 FNMA 6.500 04/01/53 1,806,215
6,287,647 FNMA 4.000 05/01/53 5,944,799
10,885,263 FNMA 5.000 05/01/53 10,768,885
26,645,547 FNMA 5.500 05/01/53 26,753,265
10,111,404 FNMA 4.500 06/01/53 9,804,598
13,406,937 FNMA 5.000 06/01/53 13,263,599
7,867,093 (e) FNMA 5.500 06/01/53 7,898,897
19,928,459 FNMA 5.000 07/01/53 19,715,398
37,836,220 FNMA 5.500 07/01/53 38,002,817
29,697,879 FNMA 6.000 07/01/53 30,154,149
8,231,039 FNMA 6.500 07/01/53 8,434,952
7,035,806 FNMA 5.000 08/01/53 6,960,584
19,137,330 FNMA 5.500 08/01/53 19,214,698
5,527,663 FNMA 6.500 08/01/53 5,664,290
8,290,639 FNMA 5.500 10/01/53 8,324,904
11,994,727 FNMA 6.000 10/01/53 12,179,010
9,591,697 FNMA 6.500 10/01/53 9,828,775
39,440,431 (e) FNMA 6.000 12/01/53 40,046,382
42,975,355 FNMA 6.500 12/01/53 44,037,575
14,487,104 (e) FNMA 7.000 12/01/53 14,946,551
1,605,698 FNMA 3.500 07/01/55 1,498,545
257 Government National Mortgage Association (GNMA) 4.000 04/15/24 256
2,753 GNMA 4.000 08/15/24 2,726
471 GNMA 4.500 08/15/24 465
312 GNMA 4.000 09/15/24 311
773 GNMA 4.500 01/15/25 766
9,205 GNMA 4.000 08/15/25 9,097
5,024 GNMA 3.500 03/15/26 4,939
5,852 GNMA 4.000 04/15/26 5,779
7,202 GNMA 4.000 06/20/26 7,101
11,586 GNMA 3.500 11/20/26 11,358
58,127 GNMA 3.000 12/15/26 56,639
210,840 GNMA 2.500 04/20/27 203,565
175,804 GNMA 2.500 09/20/27 169,384
30 GNMA 6.500 09/15/28 30
73 GNMA 6.500 09/15/28 74
637 GNMA 6.500 11/15/28 650
117 GNMA 7.500 11/15/28 117
299,282 GNMA 3.500 11/20/28 292,258
3,945 GNMA 8.500 10/15/30 3,963
1,304 GNMA 8.500 10/20/30 1,367
177 GNMA 8.500 12/15/30 190
176 GNMA 7.000 06/20/31 181
1,649,056 GNMA 3.000 08/20/32 1,577,030
71,128 GNMA 6.000 10/15/32 73,378
9,031 GNMA 5.500 12/20/32 9,377
25,076 GNMA 5.500 05/15/33 25,346
2,371 GNMA 5.000 07/15/33 2,337
10,000 GNMA 5.500 07/15/33 10,107
2,530 GNMA 5.000 07/20/33 2,580
11,706 GNMA 5.000 08/15/33 11,617
42,069 GNMA 5.500 09/15/33 42,523
35,145 GNMA 6.000 11/20/33 36,800
14,918 GNMA 5.500 05/20/34 15,516
22,030 GNMA 6.000 09/20/34 22,846
1,499 GNMA 5.000 10/20/34 1,525
42,342 GNMA 5.500 11/15/34 42,800
20,735 GNMA 6.500 01/15/35 21,306
12,162 GNMA 5.500 02/20/35 12,579

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 225,645 GNMA 5.000% 03/20/35 $ 229,522
66,881 GNMA 5.000 04/15/35 66,682
68,360 GNMA 5.500 05/20/35 71,185
2,399 GNMA 5.000 09/20/35 2,439
2,913 GNMA 5.000 11/15/35 2,932
1,855 GNMA 5.000 11/15/35 1,867
19,447 GNMA 5.500 02/20/36 20,253
2,805 GNMA 5.500 03/15/36 2,835
6,228 GNMA 5.500 05/20/36 6,453
2,170 GNMA 6.500 06/15/36 2,244
60,096 GNMA 5.500 06/20/36 62,586
3,669 GNMA 5.000 09/15/36 3,693
2,020 GNMA 6.000 09/15/36 2,059
5,986 GNMA 6.000 10/20/36 6,322
3,901 GNMA 5.000 12/15/36 3,926
3,520 GNMA 6.000 01/20/37 3,715
53,970 GNMA 5.500 02/15/37 54,555
13,164 GNMA 6.000 02/20/37 13,903
88,818 GNMA 6.000 04/15/37 91,914
38,757 GNMA 6.000 04/20/37 40,103
5,442 GNMA 6.000 06/15/37 5,595
7,175 GNMA 6.000 08/20/37 7,577
6,127 GNMA 6.500 08/20/37 6,574
28,400 GNMA 6.500 11/20/37 30,055
10,371 GNMA 6.000 12/15/37 10,737
1,525 GNMA 5.000 02/20/38 1,551
34,736 GNMA 5.000 04/15/38 34,870
836 GNMA 5.500 05/20/38 857
5,560 GNMA 5.500 06/15/38 5,621
18,547 GNMA 6.000 06/20/38 19,587
15,945 GNMA 5.500 07/15/38 16,100
128,180 GNMA 5.000 07/20/38 129,759
128,512 GNMA 5.500 07/20/38 133,597
4,344 GNMA 5.500 08/15/38 4,391
40,008 GNMA 6.000 08/15/38 40,798
40,771 GNMA 6.000 08/15/38 42,194
12,561 GNMA 6.000 08/20/38 13,266
49,653 GNMA 6.000 09/20/38 51,524
30,880 GNMA 5.000 10/15/38 30,975
4,712 GNMA 5.500 10/15/38 4,749
6,672 GNMA 6.500 10/20/38 6,863
2,663 GNMA 6.500 10/20/38 2,848
723 GNMA 5.500 11/15/38 731
11,813 GNMA 6.500 11/20/38 12,490
41,341 GNMA 6.000 12/15/38 42,803
859 GNMA 6.500 12/15/38 879
9,589 GNMA 5.000 01/15/39 9,686
204,820 GNMA 4.500 01/20/39 205,113
27,639 GNMA 6.500 01/20/39 29,155
7,743 GNMA 5.000 02/15/39 7,811
656 GNMA 6.000 02/15/39 665
98,745 GNMA 4.500 03/15/39 97,374
6,856 GNMA 4.500 03/15/39 6,841
2,732 GNMA 4.500 03/20/39 2,736
55,064 GNMA 5.500 03/20/39 57,887
4,948 GNMA 4.500 04/15/39 4,920
100,394 GNMA 5.500 04/15/39 100,988
1,868 GNMA 5.000 04/20/39 1,902
7,711 GNMA 4.000 05/15/39 7,514
130,742 GNMA 4.500 05/15/39 130,305
69,307 GNMA 5.000 05/15/39 69,823

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 9,326 GNMA 4.000% 05/20/39 $ 9,141
23,717 GNMA 4.500 05/20/39 23,751
569,570 GNMA 5.000 05/20/39 578,383
3,831 GNMA 4.500 06/15/39 3,823
337,471 GNMA 4.500 06/15/39 339,392
545,689 GNMA 5.000 06/15/39 547,529
424,134 GNMA 5.000 06/15/39 422,114
9,129 GNMA 5.000 06/15/39 9,221
3,681 GNMA 5.000 06/15/39 3,714
4,064 GNMA 5.000 06/15/39 4,105
5,393 GNMA 4.000 06/20/39 5,286
3,529 GNMA 5.000 06/20/39 3,594
394,370 GNMA 4.000 07/15/39 382,116
11,785 GNMA 4.500 07/15/39 11,619
4,231 GNMA 4.500 07/15/39 4,171
467,725 GNMA 4.500 07/15/39 466,160
6,495 GNMA 5.000 07/15/39 6,553
51,682 GNMA 4.500 07/20/39 51,756
48,432 GNMA 5.000 07/20/39 49,329
5,666 GNMA 5.500 07/20/39 5,901
23,829 GNMA 4.000 08/15/39 23,168
45,908 GNMA 5.000 08/15/39 45,613
2,723 GNMA 5.500 08/15/39 2,770
17,155 GNMA 6.000 08/15/39 17,424
16,037 GNMA 4.000 08/20/39 15,719
12,398 GNMA 5.000 08/20/39 12,628
16,710 GNMA 5.000 09/20/39 17,020
3,600 GNMA 4.500 10/15/39 3,547
1,944 GNMA 5.000 10/15/39 1,959
5,233 GNMA 4.500 10/20/39 5,240
11,070 GNMA 4.500 11/15/39 11,026
7,645 GNMA 4.500 11/20/39 7,653
9,333 GNMA 5.000 11/20/39 9,506
266,792 GNMA 4.500 12/15/39 265,586
7,735 GNMA 4.500 12/20/39 7,743
294,598 GNMA 5.000 12/20/39 300,054
253,787 GNMA 4.500 01/20/40 254,020
4,534 GNMA 5.500 01/20/40 4,723
176,010 GNMA 5.500 02/15/40 177,916
22,787 GNMA 4.000 03/15/40 22,277
4,027 GNMA 5.000 03/15/40 3,993
1,317 GNMA 4.500 04/15/40 1,307
42,985 GNMA 5.000 04/15/40 42,780
10,321 GNMA 4.500 04/20/40 10,327
1,567 GNMA 4.500 05/15/40 1,558
46,852 GNMA 5.000 05/15/40 46,990
77,421 (b) GNMA DGS1 + 1.500% 3.875 05/20/40 77,316
2,146 GNMA 4.500 05/20/40 2,147
1,008,764 GNMA 4.500 06/15/40 1,003,792
3,142 GNMA 4.500 06/15/40 3,125
2,712 GNMA 4.500 06/15/40 2,695
53,984 GNMA 5.000 06/20/40 54,952
89,981 GNMA 4.500 07/15/40 89,417
28,182 GNMA 4.500 07/15/40 27,739
363,242 GNMA 4.500 07/20/40 363,352
11,026 GNMA 5.000 07/20/40 11,224
75,745 GNMA 4.000 08/15/40 73,519
391,117 GNMA 4.000 08/15/40 378,210
33,367 GNMA 4.500 08/15/40 33,273
26,635 GNMA 4.500 08/20/40 26,640
23,836 GNMA 4.500 09/20/40 23,826

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,442 GNMA 5.500% 09/20/40 $ 8,792
7,472 GNMA 6.500 09/20/40 7,714
12,176 GNMA 4.000 10/15/40 11,818
19,083 GNMA 6.000 10/20/40 20,152
142,366 GNMA 4.000 11/15/40 138,180
309,704 GNMA 4.000 11/20/40 303,559
74,930 GNMA 3.500 12/15/40 70,544
139,792 GNMA 5.500 12/20/40 145,582
405,667 GNMA 4.000 01/15/41 395,904
842,386 GNMA 4.000 01/20/41 825,671
80,625 GNMA 4.000 02/15/41 78,654
230,702 GNMA 4.500 02/20/41 230,748
135,662 GNMA 4.500 03/15/41 134,875
260,582 GNMA 4.500 04/20/41 260,634
59,216 GNMA 5.000 04/20/41 59,952
16,895 (b) GNMA DGS1 + 1.500% 3.875 06/20/41 16,884
51,278 GNMA 4.000 07/15/41 50,029
108,376 GNMA 4.000 07/20/41 106,225
371,009 GNMA 4.500 07/20/41 371,083
324,082 GNMA 5.000 07/20/41 330,058
80,379 GNMA 4.500 08/15/41 79,733
159,040 GNMA 5.000 08/20/41 161,989
211,416 GNMA 4.000 09/15/41 204,524
11,021 (b) GNMA DGS1 + 1.500% 3.625 09/20/41 10,956
504,714 GNMA 4.000 09/20/41 494,699
37,768 GNMA 4.000 10/15/41 36,844
21,884 (b) GNMA DGS1 + 1.500% 2.750 10/20/41 21,685
12,291 (b) GNMA DGS1 + 1.500% 2.750 10/20/41 12,180
648,878 GNMA 4.000 10/20/41 636,004
90,999 GNMA 5.500 10/20/41 94,767
179,820 GNMA 3.500 11/15/41 169,846
454,438 GNMA 4.000 11/15/41 441,082
844,720 GNMA 4.500 11/20/41 844,887
395,495 GNMA 5.000 11/20/41 402,818
87,768 GNMA 6.000 11/20/41 92,695
462,450 GNMA 3.500 01/20/42 438,587
58,404 (b) GNMA DGS1 + 1.500% 3.625 02/20/42 58,532
220,229 GNMA 3.500 03/20/42 208,883
416,791 GNMA 4.500 03/20/42 416,870
402,779 GNMA 3.500 04/15/42 380,512
903,329 GNMA 3.500 05/20/42 845,826
2,088,289 GNMA 3.500 05/20/42 1,981,351
485,493 GNMA 4.000 05/20/42 475,857
834,331 GNMA 3.500 07/15/42 788,237
488,595 GNMA 3.500 07/20/42 463,731
81,217 (b) GNMA DGS1 + 1.500% 3.625 07/20/42 80,776
647,059 GNMA 3.000 08/20/42 596,693
888,114 GNMA 3.500 08/20/42 836,057
2,041,359 GNMA 3.500 08/20/42 1,937,449
419,714 GNMA 6.000 08/20/42 443,288
826,586 GNMA 3.500 10/20/42 784,764
962,009 GNMA 3.000 11/20/42 886,543
952,955 GNMA 3.000 12/20/42 872,400
1,128,209 GNMA 3.000 12/20/42 1,039,683
616,856 GNMA 3.000 01/15/43 562,816
2,646,528 GNMA 3.000 01/15/43 2,414,627
841,967 GNMA 3.000 01/20/43 775,897
1,440,084 GNMA 3.000 02/20/43 1,327,087
1,115,197 GNMA 3.000 02/20/43 1,036,350
243,384 GNMA 3.000 04/15/43 222,061
264,116 GNMA 5.000 04/20/43 269,009

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 567,970 GNMA 3.000% 05/20/43 $ 523,406
863,923 GNMA 3.000 06/20/43 796,128
2,187,952 GNMA 3.500 06/20/43 2,048,688
1,886,313 GNMA 3.000 07/20/43 1,738,324
892,083 GNMA 3.500 07/20/43 847,490
3,728,279 GNMA 4.500 08/20/43 3,733,633
1,232,142 GNMA 3.500 09/20/43 1,171,190
396,324 GNMA 4.000 09/20/43 387,749
5,187,779 GNMA 3.500 10/20/43 4,931,107
2,368,284 GNMA 4.000 10/20/43 2,320,545
222,617 GNMA 3.500 11/20/43 211,521
426,377 GNMA 4.000 11/20/43 417,068
410,434 GNMA 4.500 12/20/43 409,885
453,393 GNMA 4.500 01/20/44 454,044
533,862 GNMA 3.500 02/20/44 506,500
723,070 GNMA 4.000 02/20/44 708,271
721,344 GNMA 4.000 05/20/44 706,505
757,754 GNMA 4.000 06/20/44 739,252
1,942,910 GNMA 3.500 07/20/44 1,837,904
6,050,270 GNMA 3.500 10/20/44 5,718,522
634,941 GNMA 4.500 10/20/44 635,854
1,381,927 GNMA 3.500 11/20/44 1,305,819
1,741,444 GNMA 3.000 12/20/44 1,604,732
3,225,872 GNMA 4.000 12/20/44 3,154,846
4,348,702 GNMA 3.500 02/20/45 4,106,996
2,592,222 GNMA 4.000 03/20/45 2,536,757
1,777,020 GNMA 3.000 04/20/45 1,637,587
3,797,550 GNMA 3.000 06/20/45 3,498,941
8,646,953 GNMA 3.000 07/20/45 7,952,222
2,949,674 GNMA 4.000 10/20/45 2,867,454
4,981,638 GNMA 4.000 11/20/45 4,838,355
2,223,201 GNMA 3.000 12/20/45 2,046,252
1,989,986 GNMA 3.500 12/20/45 1,876,388
10,661,016 GNMA 3.000 03/20/46 9,811,176
3,736,315 GNMA 3.000 04/20/46 3,436,652
2,268,747 GNMA 4.000 04/20/46 2,201,273
10,023,288 GNMA 3.000 05/20/46 9,217,908
6,182,955 GNMA 3.500 05/20/46 5,829,514
2,289,888 GNMA 3.000 06/20/46 2,104,958
1,389,104 GNMA 3.500 06/20/46 1,309,499
1,727,821 GNMA 3.000 07/20/46 1,587,955
2,955,252 GNMA 3.500 08/20/46 2,786,327
1,674,867 GNMA 3.000 09/20/46 1,538,576
6,872,801 GNMA 3.500 09/20/46 6,466,758
3,285,624 GNMA 3.000 10/20/46 3,017,545
1,816,753 GNMA 3.000 12/20/46 1,669,646
11,312,392 GNMA 3.000 01/20/47 10,384,825
1,295,860 GNMA 4.000 01/20/47 1,251,114
2,798,571 GNMA 4.000 04/20/47 2,698,361
2,983,741 GNMA 3.500 05/20/47 2,812,148
1,512,833 GNMA 3.500 06/20/47 1,425,130
1,924,528 GNMA 3.000 07/20/47 1,770,213
3,442,061 GNMA 4.500 07/20/47 3,413,048
3,606,359 GNMA 3.000 08/20/47 3,305,310
4,004,009 GNMA 3.500 08/20/47 3,770,925
7,114,327 GNMA 3.000 09/20/47 6,519,219
8,987,443 GNMA 4.000 09/20/47 8,676,685
6,429,945 GNMA 3.500 11/20/47 6,054,205
4,773,746 GNMA 3.500 12/20/47 4,502,131
3,031,005 GNMA 3.500 01/20/48 2,853,396
3,802,018 GNMA 4.000 05/20/48 3,671,379

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,837,799 GNMA 4.000% 06/20/48 $ 2,729,322
6,584,263 GNMA 3.500 07/20/48 6,183,665
2,951,074 GNMA 4.000 08/20/48 2,839,159
2,033,558 GNMA 5.000 08/20/48 2,044,956
1,885,084 GNMA 4.500 09/20/48 1,862,706
1,620,256 GNMA 5.000 10/20/48 1,631,076
1,320,155 GNMA 4.500 11/20/48 1,304,342
3,028,628 GNMA 3.500 04/20/49 2,849,157
10,229,261 GNMA 4.500 04/20/49 10,105,203
3,133,188 GNMA 4.000 05/20/49 3,020,659
1,994,034 GNMA 3.500 06/20/49 1,875,627
4,482,785 GNMA 3.500 09/20/49 4,216,701
3,243,320 GNMA 3.500 11/20/49 3,050,696
25,531,480 GNMA 2.500 12/20/49 22,424,894
57,322,081 GNMA 3.000 02/20/50 52,269,966
7,007,191 GNMA 3.500 02/20/50 6,591,116
9,911,991 GNMA 3.500 04/20/50 9,314,748
9,434,159 GNMA 3.000 05/20/50 8,592,472
15,317,478 GNMA 2.500 10/20/50 13,422,229
40,316,230 GNMA 2.000 11/20/50 34,138,020
21,448,922 GNMA 2.500 12/20/50 18,795,155
19,939,982 GNMA 2.000 01/20/51 16,891,394
5,908,657 GNMA 2.500 01/20/51 5,165,428
21,049,553 GNMA 2.000 02/20/51 17,828,269
3,967,321 GNMA 1.500 04/20/51 3,246,159
16,699,986 GNMA 2.000 04/20/51 14,142,051
34,881,739 GNMA 2.500 04/20/51 30,533,464
14,419,558 GNMA 2.500 05/20/51 12,621,200
3,563,925 GNMA 2.000 06/20/51 3,017,697
68,684,431 GNMA 2.500 07/20/51 60,102,924
19,937,136 GNMA 2.500 08/20/51 17,434,721
7,826,562 GNMA 3.000 08/20/51 7,099,731
24,372,820 GNMA 2.500 09/20/51 21,314,393
155,156,207 GNMA 2.000 11/20/51 131,266,955
17,274,225 GNMA 2.000 12/20/51 14,617,572
25,510,945 GNMA 2.500 12/20/51 22,308,316
25,084,230 GNMA 3.000 12/20/51 22,704,851
4,304,212 GNMA 3.500 01/20/52 4,005,841
13,121,661 GNMA 2.500 02/20/52 11,470,259
21,361,434 GNMA 3.500 02/20/52 19,880,550
9,386,368 GNMA 2.000 04/20/52 7,941,033
24,876,328 GNMA 2.500 04/20/52 21,745,655
17,858,267 GNMA 3.000 04/20/52 16,163,048
16,424,855 GNMA 2.000 05/20/52 13,897,099
14,194,467 GNMA 2.500 05/20/52 12,408,402
4,918,228 GNMA 3.000 05/20/52 4,451,359
9,150,885 GNMA 4.000 05/20/52 8,731,439
16,841,666 GNMA 3.000 06/20/52 15,242,949
9,185,642 GNMA 4.000 06/20/52 8,764,597
3,196,899 GNMA 3.000 07/20/52 2,893,429
12,256,073 GNMA 3.500 07/20/52 11,406,336
4,615,067 GNMA 4.500 07/20/52 4,506,774
4,587,993 GNMA 3.500 08/20/52 4,269,925
9,343,422 GNMA 4.000 08/20/52 8,915,132
4,656,252 GNMA 4.500 08/20/52 4,546,026
4,596,206 GNMA 5.000 08/20/52 4,570,109
5,712,779 GNMA 3.500 09/20/52 5,316,690
8,862,479 GNMA 4.000 09/20/52 8,456,228
37,798,348 GNMA 4.500 09/20/52 36,895,773
4,635,690 GNMA 5.000 09/20/52 4,608,774
8,937,025 GNMA 5.500 09/20/52 9,010,462

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 7,289,604 GNMA 3.500% 10/20/52 $ 6,784,178
20,259,970 GNMA 4.000 10/20/52 19,331,268
2,063,626 GNMA 3.500 11/20/52 1,920,548
4,759,595 GNMA 4.500 11/20/52 4,643,249
29,802,377 GNMA 5.000 11/20/52 29,592,248
9,476,359 GNMA 5.500 11/20/52 9,552,284
10,154,156 GNMA 3.500 12/20/52 9,450,176
8,430,062 GNMA 5.500 12/20/52 8,496,741
5,523,842 GNMA 6.000 12/20/52 5,617,951
2,874,852 GNMA 5.000 01/20/53 2,856,113
8,260,223 GNMA 6.000 01/20/53 8,400,952
6,134,324 GNMA 6.500 01/20/53 6,284,491
5,603,557 GNMA 2.500 02/20/53 4,903,674
1,974,834 GNMA 4.000 02/20/53 1,884,314
5,940,190 (e) GNMA 5.000 02/20/53 5,902,644
5,863,735 GNMA 5.500 02/20/53 5,909,514
3,040,309 GNMA 4.500 03/20/53 2,967,084
19,965,720 GNMA 5.000 03/20/53 19,834,389
5,707,691 GNMA 5.500 03/20/53 5,749,701
3,728,680 GNMA 6.000 03/20/53 3,792,205
4,115,822 GNMA 4.000 04/20/53 3,927,161
5,073,319 GNMA 4.500 05/20/53 4,947,835
16,127,289 GNMA 5.000 05/20/53 16,008,765
17,933,485 GNMA 5.500 06/20/53 18,065,481
6,733,721 GNMA 6.500 06/20/53 6,898,561
9,338,849 GNMA 4.500 07/20/53 9,110,068
3,958,093 (e) GNMA 5.500 07/20/53 3,987,226
8,813,869 GNMA 6.000 07/20/53 8,964,030
13,315,031 GNMA 5.500 08/20/53 13,413,034
2,951,978 GNMA 6.000 08/20/53 3,002,271
12,146,565 GNMA 6.000 09/20/53 12,353,504
14,257,360 GNMA 6.000 11/20/53 14,500,261
12,252,438 GNMA 6.500 11/20/53 12,552,375
6,304,487 GNMA 7.000 11/20/53 6,482,202
5,830,000 (e) GNMA 6.500 01/20/54 5,975,353
TOTAL MORTGAGE BACKED 6,048,912,819
MUNICIPAL BONDS - 0.7%
200,000 Alabama Economic Settlement Authority 4.263 09/15/32 192,134
250,000 Alabama Federal Aid Highway Finance Authority 2.650 09/01/37 197,857
300,000 American Municipal Power, Inc 7.834 02/15/41 375,284
465,000 American Municipal Power, Inc 6.270 02/15/50 507,950
1,165,000 American Municipal Power, Inc 8.084 02/15/50 1,578,350
1,000,000 Bay Area Toll Authority 6.918 04/01/40 1,169,470
2,000,000 Bay Area Toll Authority 6.263 04/01/49 2,330,824
755,000 Bay Area Toll Authority 3.126 04/01/55 540,448
200,000 Board of Regents of the University of Texas System 3.852 08/15/46 173,559
700,000 Board of Regents of the University of Texas System 4.794 08/15/46 698,180
750,000 Board of Regents of the University of Texas System 2.439 08/15/49 502,652
500,000 California Earthquake Authority 5.603 07/01/27 506,115
100,000 California Health Facilities Financing Authority 4.190 06/01/37 92,667
100,000 California Health Facilities Financing Authority 4.353 06/01/41 90,803
200,000 California Institute of Technology 4.321 08/01/45 182,921
750,000 California Institute of Technology 3.650 09/01/19 534,117
200,000 California State University 3.899 11/01/47 172,583
1,000,000 California State University 2.897 11/01/51 736,515
750,000 California State University 2.975 11/01/51 535,276
950,000 California State University 2.939 11/01/52 677,233
2,000,000 California State University 5.183 11/01/53 2,031,305
720,000 Central Puget Sound Regional Transit Authority 5.491 11/01/39 771,629
1,665,000 Charlotte-Mecklenburg Hospital Authority 3.204 01/15/51 1,254,658
2,250,000 Chicago O'Hare International Airport 6.395 01/01/40 2,562,658

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 200,000 Chicago O'Hare International Airport 4.472% 01/01/49 $ 190,446
200,000 Chicago O'Hare International Airport 4.572 01/01/54 191,755
680,000 City of Atlanta GA Water & Wastewater Revenue 2.257 11/01/35 547,481
690,000 City of Houston TX 3.961 03/01/47 616,319
140,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4.242 05/15/48 122,840
345,000 City of New York NY 5.263 10/01/52 363,067
1,440,000 City of New York NY 5.828 10/01/53 1,627,648
1,000,000 City of Riverside CA 3.857 06/01/45 854,989
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5.808 02/01/41 806,777
875,000 City of Tucson AZ 2.856 07/01/47 657,898
150,000 Colorado Bridge Enterprise 6.078 12/01/40 162,801
200,000 Commonwealth Financing Authority 4.014 06/01/33 188,111
100,000 Commonwealth Financing Authority 3.864 06/01/38 91,243
100,000 Commonwealth Financing Authority 4.144 06/01/38 92,960
645,000 Commonwealth Financing Authority 3.807 06/01/41 566,980
825,000 Commonwealth Financing Authority 2.991 06/01/42 638,834
1,000,000 Commonwealth of Massachusetts 3.769 07/15/29 978,335
753,384 Commonwealth of Massachusetts 4.110 07/15/31 747,639
1,000,000 Commonwealth of Massachusetts 2.514 07/01/41 746,050
100,000 Commonwealth of Massachusetts 3.277 06/01/46 80,663
750,000 Commonwealth of Massachusetts 2.900 09/01/49 549,807
500,000 Commonwealth of Massachusetts Transportation Fund
Revenue
5.731 06/01/40 532,973
130,000 County of Broward FL Airport System Revenue 3.477 10/01/43 107,973
200,000 County of Clark Department of Aviation 6.820 07/01/45 245,382
135,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 122,840
200,000 County of Miami-Dade FL Water & Sewer System
Revenue
3.490 10/01/42 168,023
510,000 County of Miami-Dade Seaport Department 6.224 11/01/55 541,528
1,000,000 County of Riverside CA 3.818 02/15/38 912,792
1,485,000 Dallas Area Rapid Transit 2.613 12/01/48 1,037,074
750,000 Dallas Area Rapid Transit 5.022 12/01/48 762,174
250,000 Dallas Fort Worth International Airport 2.994 11/01/38 209,335
235,000 Dallas Fort Worth International Airport 3.089 11/01/40 188,795
100,000 Dallas Fort Worth International Airport 3.144 11/01/45 78,664
255,000 Dallas Fort Worth International Airport 2.843 11/01/46 192,415
210,000 Dallas Fort Worth International Airport 2.919 11/01/50 154,687
235,000 Dallas Fort Worth International Airport 4.087 11/01/51 205,827
445,000 Dallas Fort Worth International Airport 4.507 11/01/51 416,628
350,000 Denver City & County School District No 4.242 12/15/37 329,750
200,000 District of Columbia 5.591 12/01/34 210,349
470,000 District of Columbia Water & Sewer Authority 3.207 10/01/48 370,403
445,000 District of Columbia Water & Sewer Authority 4.814 10/01/14 444,092
500,000 Duke University 2.682 10/01/44 372,682
115,000 Duke University 3.299 10/01/46 91,802
500,000 Duke University 2.757 10/01/50 351,784
500,000 Duke University 2.832 10/01/55 339,876
5,000 Energy Northwest 2.814 07/01/24 4,944
360,000 Foothill-Eastern Transportation Corridor Agency 4.094 01/15/49 301,492
300,000 Foothill-Eastern Transportation Corridor Agency 3.924 01/15/53 240,898
300,000 George Washington University 4.300 09/15/44 262,244
200,000 George Washington University 4.868 09/15/45 193,792
375,000 George Washington University 4.126 09/15/48 343,869
1,000,000 Golden State Tobacco Securitization Corp 3.487 06/01/36 815,612
1,500,000 Golden State Tobacco Securitization Corp 3.115 06/01/38 1,220,869
430,000 Golden State Tobacco Securitization Corp 3.714 06/01/41 328,706
685,000 Golden State Tobacco Securitization Corp 3.850 06/01/50 634,887
1,000,000 Golden State Tobacco Securitization Corp 4.214 06/01/50 755,379
970,000 Grand Parkway Transportation Corp 3.236 10/01/52 731,005
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.651 01/15/46 170,072

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 200,000 Health & Educational Facilities Authority of the State
of Missouri
3.086% 09/15/51 $ 148,902
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.652 08/15/57 163,482
1,500,000 Idaho Energy Resources Authority 2.861 09/01/46 1,086,719
500,000 Illinois State Toll Highway Authority 6.184 01/01/34 550,094
385,000 Indiana Finance Authority 3.051 01/01/51 295,844
770,000 JobsOhio Beverage System 2.833 01/01/38 628,911
1,500,000 Kansas Development Finance Authority 2.774 05/01/51 1,069,782
1,000,000 Los Angeles Community College District 1.606 08/01/28 897,641
1,000,000 Los Angeles Community College District 1.806 08/01/30 856,615
770,000 Los Angeles Community College District 2.106 08/01/32 639,411
240,000 Los Angeles Community College District 6.750 08/01/49 300,008
350,000 Los Angeles Department of Water & Power 5.716 07/01/39 376,264
1,500,000 Los Angeles Department of Water & Power 6.574 07/01/45 1,787,863
1,630,000 Los Angeles Unified School District 5.750 07/01/34 1,732,826
923,449 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.081 06/01/31 930,796
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.145 02/01/33 985,208
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.048 12/01/34 1,024,127
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.275 02/01/36 972,596
830,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.475 08/01/39 805,450
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.198 12/01/39 1,030,781
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.052 07/01/40 772,193
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.197 07/01/50 726,704
1,000,000 Massachusetts School Building Authority 1.753 08/15/30 860,434
100,000 Massachusetts School Building Authority 5.715 08/15/39 106,324
500,000 Massachusetts School Building Authority 3.395 10/15/40 426,418
1,000,000 Massachusetts Water Resources Authority 2.823 08/01/41 776,201
200,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4.053 07/01/26 196,400
100,000 Metropolitan Government of Nashville & Davidson
County Convention Center Auth
6.731 07/01/43 114,184
940,000 Metropolitan Transportation Authority 6.648 11/15/39 1,024,194
1,150,000 Metropolitan Transportation Authority 7.336 11/15/39 1,431,108
335,000 Metropolitan Transportation Authority 5.175 11/15/49 327,964
460,000 Metropolitan Water Reclamation District of Greater
Chicago
5.720 12/01/38 491,615
350,000 Michigan Finance Authority 3.384 12/01/40 286,976
570,000 Michigan State Building Authority 2.705 10/15/40 434,949
235,000 Michigan State University 4.496 08/15/48 226,396
1,000,000 Michigan State University 4.165 08/15/22 812,527
770,000 Michigan Strategic Fund 3.225 09/01/47 605,237
500,000 Missouri Highway & Transportation Commission 5.445 05/01/33 517,169
238,000 Municipal Electric Authority of Georgia 6.637 04/01/57 272,231
474,000 Municipal Electric Authority of Georgia 6.655 04/01/57 540,023
947,000 New Jersey Economic Development Authority 7.425 02/15/29 1,023,918
800,000 New Jersey Transportation Trust Fund Authority 5.754 12/15/28 817,658
1,335,000 New Jersey Turnpike Authority 7.414 01/01/40 1,666,546
1,000,000 New Jersey Turnpike Authority 7.102 01/01/41 1,211,209
2,385,000 New York City Municipal Water Finance Authority 5.440 06/15/43 2,529,023
910,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
5.767 08/01/36 944,125
130,000 New York State Dormitory Authority 5.628 03/15/39 134,788
545,000 New York State Dormitory Authority 5.600 03/15/40 571,261
200,000 New York State Dormitory Authority 4.946 08/01/48 183,416

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 500,000 New York State Thruway Authority 2.900% 01/01/35 $ 435,941
110,000 New York State Thruway Authority 3.500 01/01/42 92,285
1,000,000 New York State Urban Development Corp 3.900 03/15/33 943,662
2,000,000 North Texas Tollway Authority 3.011 01/01/43 1,538,697
1,000,000 North Texas Tollway Authority 6.718 01/01/49 1,236,861
605,000 Ohio Turnpike & Infrastructure Commission 3.216 02/15/48 456,480
661,554 Oklahoma Development Finance Authority 3.877 05/01/37 640,162
500,000 Oklahoma Development Finance Authority 4.623 06/01/44 490,697
750,000 Oklahoma Development Finance Authority 4.380 11/01/45 716,918
250,000 Oklahoma Development Finance Authority 4.714 05/01/52 246,094
512,054 Oregon School Boards Association 4.759 06/30/28 510,837
250,000 Oregon School Boards Association 5.680 06/30/28 256,978
1,000,000 Oregon State University 3.424 03/01/60 763,687
500,000 Pennsylvania State University 2.790 09/01/43 378,222
205,000 Pennsylvania State University 2.840 09/01/50 150,446
300,000 Permanent University Fund-Texas A&M University
System
3.660 07/01/47 253,004
200,000 Permanent University Fund-University of Texas System 3.376 07/01/47 162,527
1,215,000 Port Authority of New York & New Jersey 6.040 12/01/29 1,313,418
500,000 Port Authority of New York & New Jersey 5.647 11/01/40 534,049
300,000 Port Authority of New York & New Jersey 4.823 06/01/45 278,333
1,000,000 Port Authority of New York & New Jersey 5.310 08/01/46 981,926
200,000 Port Authority of New York & New Jersey 4.031 09/01/48 171,794
900,000 Port Authority of New York & New Jersey 3.139 02/15/51 679,245
400,000 Port Authority of New York & New Jersey 4.229 10/15/57 354,062
1,600,000 Port Authority of New York & New Jersey 3.175 07/15/60 1,126,668
2,200,000 Port Authority of New York & New Jersey 4.810 10/15/65 2,143,470
250,000 Port Authority of New York & New Jersey 3.287 08/01/69 175,477
1,000,000 Port of Morrow OR 2.543 09/01/40 755,889
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
4.132 05/15/32 960,773
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.006 05/15/50 532,651
1,500,000 Regents of the University of California Medical Center
Pooled Revenue
4.563 05/15/53 1,403,810
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.256 05/15/60 534,341
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.706 05/15/20 523,502
500,000 Rutgers The State University of New Jersey 3.270 05/01/43 405,109
500,000 Rutgers The State University of New Jersey 3.915 05/01/19 371,346
190,000 Sales Tax Securitization Corp 4.637 01/01/40 185,029
1,125,000 Sales Tax Securitization Corp 3.238 01/01/42 907,849
200,000 Sales Tax Securitization Corp 3.587 01/01/43 168,622
1,000,000 Sales Tax Securitization Corp 3.820 01/01/48 824,198
200,000 Sales Tax Securitization Corp 4.787 01/01/48 189,804
100,000 Salt River Project Agricultural Improvement & Power
District
4.839 01/01/41 98,971
500,000 San Diego County Water Authority 6.138 05/01/49 562,374
1,000,000 San Joaquin Hills Transportation Corridor Agency 3.492 01/15/50 769,009
100,000 San Jose Redevelopment Agency Successor Agency 3.375 08/01/34 89,964
750,000 State Board of Administration Finance Corp 1.258 07/01/25 711,829
750,000 State Board of Administration Finance Corp 1.705 07/01/27 679,510
400,000 State Board of Administration Finance Corp 2.154 07/01/30 341,603
200,000 State of California 3.375 04/01/25 196,626
200,000 State of California 3.500 04/01/28 193,954
1,000,000 State of California 5.750 10/01/31 1,067,740
1,000,000 State of California 6.000 03/01/33 1,096,394
300,000 State of California 4.500 04/01/33 295,785
250,000 State of California 7.500 04/01/34 303,830
1,000,000 State of California 5.125 03/01/38 1,012,041
225,000 State of California 4.600 04/01/38 217,333

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,285,000 State of California 7.550% 04/01/39 $ 1,625,620
3,400,000 State of California 7.300 10/01/39 4,117,861
2,740,000 State of California 7.625 03/01/40 3,445,447
1,500,000 State of California 7.600 11/01/40 1,913,810
595,000 State of California 5.200 03/01/43 591,930
620,000 State of Connecticut 5.850 03/15/32 662,598
5,950,000 State of Illinois 5.100 06/01/33 5,892,939
1,195,385 State of Illinois 6.725 04/01/35 1,260,370
500,000 State of Kansas Department of Transportation 4.596 09/01/35 497,485
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2.952 05/01/41 1,578,302
85,000 State of Oregon 5.892 06/01/27 87,017
100,000 State of Oregon Department of Transportation 5.834 11/15/34 108,472
600,000 State of Texas 4.631 04/01/33 603,508
50,000 State of Texas 5.517 04/01/39 53,654
1,000,000 State of Texas 4.681 04/01/40 985,504
232,895 State of Utah 3.539 07/01/25 230,110
200,000 State of Washington 5.090 08/01/33 206,826
200,000 State of Wisconsin 3.154 05/01/27 192,548
200,000 State of Wisconsin 3.954 05/01/36 186,389
604,000 State Public School Building Authority 5.000 09/15/27 612,406
100,000 Sumter Landing Community Development District 4.172 10/01/47 90,057
1,000,000 Texas Natural Gas Securitization Finance Corp 5.102 04/01/35 1,020,060
785,000 Texas Natural Gas Securitization Finance Corp 5.169 04/01/41 812,717
430,000 Texas Private Activity Bond Surface Transportation Corp 3.922 12/31/49 349,571
1,000,000 Texas Transportation Commission 2.562 04/01/42 763,109
1,000,000 Texas Transportation Commission 2.472 10/01/44 716,474
440,000 Texas Transportation Commission State Highway Fund 5.028 04/01/26 440,976
1,190,000 Texas Transportation Commission State Highway Fund 5.178 04/01/30 1,218,505
560,000 Texas Transportation Commission State Highway Fund 4.000 10/01/33 540,480
100,000 The Ohio State University 4.910 06/01/40 100,350
220,000 Trustees of Princeton University 5.700 03/01/39 247,836
1,000,000 Trustees of the University of Pennsylvania 2.396 10/01/50 640,094
100,000 Trustees of the University of Pennsylvania 4.674 09/01/12 93,158
500,000 Trustees of the University of Pennsylvania 3.610 02/15/19 357,599
1,000,000 University of California 0.883 05/15/25 948,938
200,000 University of California 3.063 07/01/25 195,218
1,000,000 University of California 1.316 05/15/27 906,104
500,000 University of California 3.349 07/01/29 475,898
1,000,000 University of California 1.614 05/15/30 846,353
200,000 University of California 5.770 05/15/43 216,687
200,000 University of California 3.931 05/15/45 183,048
200,000 University of California 4.131 05/15/45 182,744
1,500,000 University of California 5.946 05/15/45 1,647,421
1,500,000 University of California 3.071 05/15/51 1,082,219
860,000 University of California 4.858 05/15/12 812,713
200,000 University of California 4.767 05/15/15 185,482
500,000 University of Chicago 2.761 04/01/45 377,070
300,000 University of Chicago 4.003 10/01/53 262,493
750,000 University of Michigan 2.437 04/01/40 564,421
1,000,000 University of Michigan 3.599 04/01/47 876,503
500,000 University of Michigan 2.562 04/01/50 340,385
750,000 University of Michigan 3.504 04/01/52 620,094
500,000 University of Michigan 3.504 04/01/52 413,396
750,000 University of Michigan 4.454 04/01/22 674,907
1,500,000 University of Minnesota 4.048 04/01/52 1,356,977
500,000 University of Nebraska Facilities Corp 3.037 10/01/49 384,360
300,000 University of Southern California 3.028 10/01/39 247,335
200,000 University of Southern California 3.841 10/01/47 171,206
500,000 University of Southern California 2.805 10/01/50 349,889
200,000 (a) University of Southern California 5.250 10/01/11 205,344
1,000,000 University of Virginia 2.256 09/01/50 635,256

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,600,000 University of Virginia 2.584% 11/01/51 $ 1,096,049
500,000 University of Virginia 3.227 09/01/19 331,356
150,000 Virginia Commonwealth Transportation Board 5.350 05/15/35 154,410
TOTAL MUNICIPAL BONDS 161,363,843
U.S. TREASURY SECURITIES - 40.4%
179,483,000 United States Treasury Bond 3.500 02/15/39 169,983,020
2,000,000 United States Treasury Bond 4.500 08/15/39 2,116,406
44,850,000 United States Treasury Bond 4.375 11/15/39 46,719,334
17,585,000 United States Treasury Bond 3.875 08/15/40 17,139,193
11,185,000 United States Treasury Bond 4.250 11/15/40 11,400,836
26,350,000 United States Treasury Bond 4.375 05/15/41 27,161,086
10,000,000 United States Treasury Bond 3.750 08/15/41 9,514,844
48,300,000 United States Treasury Bond 3.125 11/15/41 41,998,359
18,550,000 United States Treasury Bond 3.125 02/15/42 16,076,908
22,000,000 United States Treasury Bond 3.000 05/15/42 18,610,625
20,000,000 United States Treasury Bond 2.750 08/15/42 16,221,094
10,250,000 United States Treasury Bond 2.875 05/15/43 8,414,209
16,000,000 United States Treasury Bond 2.500 02/15/45 12,115,625
22,000,000 United States Treasury Bond 3.000 05/15/45 18,150,000
16,000,000 United States Treasury Bond 2.875 08/15/45 12,901,250
27,000,000 United States Treasury Bond 2.500 05/15/46 20,215,195
13,300,000 United States Treasury Bond 2.875 11/15/46 10,649,871
28,000,000 United States Treasury Bond 3.000 02/15/47 22,891,094
30,000,000 United States Treasury Bond 2.750 08/15/47 23,360,156
45,000,000 United States Treasury Bond 2.750 11/15/47 35,026,172
38,500,000 United States Treasury Bond 3.000 02/15/48 31,372,988
48,500,000 United States Treasury Bond 3.125 05/15/48 40,406,562
35,500,000 United States Treasury Bond 3.000 08/15/48 28,896,445
35,000,000 United States Treasury Bond 3.375 11/15/48 30,496,484
82,500,000 United States Treasury Bond 3.000 02/15/49 67,131,153
10,500,000 United States Treasury Bond 2.875 05/15/49 8,343,398
7,500,000 United States Treasury Bond 2.250 08/15/49 5,236,523
8,615,000 United States Treasury Bond 2.375 11/15/49 6,181,262
16,000,000 United States Treasury Note 1.500 09/30/24 15,598,125
90,500,000 United States Treasury Note 1.500 10/31/24 88,046,601
40,005,000 United States Treasury Note 2.250 11/15/24 39,109,576
61,900,000 United States Treasury Note 1.500 11/30/24 60,038,164
35,000,000 United States Treasury Note 4.500 11/30/24 34,871,484
75,000,000 United States Treasury Note 1.750 12/31/24 72,786,451
40,000,000 United States Treasury Note 2.250 12/31/24 39,013,169
13,000,000 United States Treasury Note 1.375 01/31/25 12,542,461
30,000,000 United States Treasury Note 4.125 01/31/25 29,812,500
40,000,000 United States Treasury Note 1.125 02/28/25 38,420,312
73,000,000 United States Treasury Note 0.500 03/31/25 69,409,883
8,000,000 United States Treasury Note 2.625 03/31/25 7,810,625
32,000,000 United States Treasury Note 3.875 03/31/25 31,718,750
10,000,000 United States Treasury Note 2.625 04/15/25 9,755,078
50,000,000 United States Treasury Note 0.375 04/30/25 47,316,406
119,000,000 United States Treasury Note 0.250 06/30/25 111,771,679
25,000,000 United States Treasury Note 4.625 06/30/25 25,059,570
98,500,000 United States Treasury Note 0.250 07/31/25 92,247,559
54,000,000 United States Treasury Note 0.250 08/31/25 50,411,953
20,000,000 United States Treasury Note 2.750 08/31/25 19,469,531
50,000,000 United States Treasury Note 0.250 09/30/25 46,562,500
30,000,000 United States Treasury Note 3.000 09/30/25 29,308,594
97,000,000 United States Treasury Note 0.250 10/31/25 90,100,117
30,000,000 United States Treasury Note 2.250 11/15/25 28,893,750
265,000,000 United States Treasury Note 0.375 11/30/25 246,087,695
25,000,000 United States Treasury Note 4.875 11/30/25 25,258,789
50,000,000 United States Treasury Note 0.375 12/31/25 46,337,891
126,000,000 United States Treasury Note 0.375 01/31/26 116,412,188

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 137,000,000 United States Treasury Note 0.500% 02/28/26 $ 126,601,914
30,000,000 United States Treasury Note 4.625 03/15/26 30,260,156
90,000,000 United States Treasury Note 0.750 03/31/26 83,499,610
50,000,000 United States Treasury Note 2.250 03/31/26 47,964,844
120,000,000 United States Treasury Note 0.750 04/30/26 111,018,750
30,000,000 United States Treasury Note 1.625 05/15/26 28,305,469
165,000,000 United States Treasury Note 0.750 05/31/26 152,309,180
10,000,000 United States Treasury Note 4.125 06/15/26 9,997,656
135,000,000 United States Treasury Note 0.875 06/30/26 124,838,086
25,000,000 United States Treasury Note 4.500 07/15/26 25,232,422
85,000,000 United States Treasury Note 0.625 07/31/26 77,858,008
115,000,000 United States Treasury Note 0.750 08/31/26 105,431,641
31,500,000 United States Treasury Note 4.625 09/15/26 31,939,277
60,000,000 United States Treasury Note 0.875 09/30/26 55,108,594
71,000,000 United States Treasury Note 1.625 09/30/26 66,568,047
170,000,000 United States Treasury Note 1.125 10/31/26 156,871,485
10,000,000 United States Treasury Note 1.625 10/31/26 9,362,109
30,000,000 United States Treasury Note 4.625 11/15/26 30,473,438
115,000,000 United States Treasury Note 1.250 11/30/26 106,321,094
81,000,000 United States Treasury Note 1.250 12/31/26 74,766,797
89,500,000 United States Treasury Note 1.750 12/31/26 83,853,808
72,000,000 United States Treasury Note 1.500 01/31/27 66,833,438
87,000,000 United States Treasury Note 1.875 02/28/27 81,555,704
97,000,000 United States Treasury Note 2.500 03/31/27 92,706,992
11,000,000 United States Treasury Note 2.750 04/30/27 10,581,055
40,000,000 United States Treasury Note 2.625 05/31/27 38,284,375
5,000,000 United States Treasury Note 0.500 06/30/27 4,441,406
96,000,000 United States Treasury Note 3.250 06/30/27 93,813,750
111,000,000 United States Treasury Note 2.750 07/31/27 106,551,329
46,000,000 United States Treasury Note 2.250 08/15/27 43,383,750
48,000,000 United States Treasury Note 3.125 08/31/27 46,650,000
58,000,000 United States Treasury Note 4.125 09/30/27 58,367,031
163,000,000 United States Treasury Note 4.125 10/31/27 164,025,117
75,000,000 United States Treasury Note 0.625 11/30/27 66,102,539
128,500,000 United States Treasury Note 3.875 11/30/27 128,228,945
37,000,000 United States Treasury Note 3.875 12/31/27 36,939,297
54,000,000 United States Treasury Note 3.500 01/31/28 53,147,813
48,800,000 United States Treasury Note 2.750 02/15/28 46,647,844
86,000,000 United States Treasury Note 4.000 02/29/28 86,282,188
14,500,000 United States Treasury Note 3.625 03/31/28 14,341,973
14,000,000 United States Treasury Note 3.500 04/30/28 13,777,422
66,000,000 United States Treasury Note 2.875 05/15/28 63,287,813
116,000,000 United States Treasury Note 3.625 05/31/28 114,772,031
20,000,000 United States Treasury Note 1.250 06/30/28 17,835,938
141,500,000 United States Treasury Note 4.000 06/30/28 142,168,808
81,000,000 United States Treasury Note 4.125 07/31/28 81,835,312
50,000,000 United States Treasury Note 1.125 08/31/28 44,144,531
40,000,000 United States Treasury Note 4.375 08/31/28 40,856,250
24,000,000 United States Treasury Note 4.625 09/30/28 24,772,500
10,000,000 United States Treasury Note 1.375 10/31/28 8,900,391
98,000,000 United States Treasury Note 4.875 10/31/28 102,295,156
85,000,000 United States Treasury Note 3.125 11/15/28 82,111,328
70,000,000 United States Treasury Note 1.500 11/30/28 62,598,047
52,500,000 United States Treasury Note 4.375 11/30/28 53,722,266
115,000,000 United States Treasury Note 3.750 12/31/28 114,469,921
50,000,000 United States Treasury Note 1.750 01/31/29 45,097,656
50,000,000 United States Treasury Note 2.625 02/15/29 47,074,219
50,000,000 United States Treasury Note 2.375 03/31/29 46,419,922
30,000,000 United States Treasury Note 2.875 04/30/29 28,536,328
92,000,000 United States Treasury Note 2.375 05/15/29 85,272,500
50,000,000 United States Treasury Note 2.750 05/31/29 47,205,078

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 22,000,000 United States Treasury Note 1.625% 08/15/29 $ 19,573,984
44,000,000 United States Treasury Note 4.000 10/31/29 44,204,531
50,000,000 United States Treasury Note 3.875 11/30/29 49,904,297
80,000,000 United States Treasury Note 3.500 01/31/30 78,240,625
117,000,000 United States Treasury Note 1.500 02/15/30 101,931,680
50,000,000 United States Treasury Note 4.000 02/28/30 50,236,328
50,000,000 United States Treasury Note 3.625 03/31/30 49,224,609
42,000,000 United States Treasury Note 3.500 04/30/30 41,050,078
50,000,000 United States Treasury Note 0.625 05/15/30 40,859,375
49,000,000 United States Treasury Note 3.750 05/31/30 48,565,508
75,000,000 United States Treasury Note 3.750 06/30/30 74,326,172
71,000,000 United States Treasury Note 4.000 07/31/30 71,388,281
37,000,000 United States Treasury Note 0.625 08/15/30 30,011,914
32,750,000 United States Treasury Note 4.125 08/31/30 33,160,654
20,000,000 United States Treasury Note 4.625 09/30/30 20,848,438
60,000,000 United States Treasury Note 4.875 10/31/30 63,459,375
64,000,000 United States Treasury Note 0.875 11/15/30 52,577,500
30,000,000 United States Treasury Note 1.125 02/15/31 25,041,797
121,000,000 United States Treasury Note 1.625 05/15/31 103,790,586
39,000,000 United States Treasury Note 1.250 08/15/31 32,270,977
18,200,000 United States Treasury Note 1.375 11/15/31 15,110,266
48,500,000 United States Treasury Note 1.875 02/15/32 41,696,738
41,000,000 United States Treasury Note 2.875 05/15/32 37,992,265
60,500,000 United States Treasury Note 2.750 08/15/32 55,404,766
18,000,000 United States Treasury Note 4.125 11/15/32 18,296,719
4,000,000 United States Treasury Note 3.500 02/15/33 3,878,906
93,250,000 United States Treasury Note 3.375 05/15/33 89,490,859
78,510,000 United States Treasury Note 3.875 08/15/33 78,411,862
126,000,000 United States Treasury Note 4.500 11/15/33 132,280,313
21,250,000 United States Treasury Note 4.500 02/15/36 22,662,793
22,400,000 United States Treasury Note 5.000 05/15/37 25,050,375
57,000,000 United States Treasury Note 1.125 05/15/40 36,733,828
32,500,000 United States Treasury Note 1.125 08/15/40 20,744,141
127,500,000 United States Treasury Note 1.375 11/15/40 84,593,261
76,500,000 United States Treasury Note 1.875 02/15/41 54,999,316
76,000,000 United States Treasury Note 2.250 05/15/41 57,887,656
70,000,000 United States Treasury Note 1.750 08/15/41 48,682,812
21,150,000 United States Treasury Note 2.000 11/15/41 15,298,225
13,500,000 United States Treasury Note 2.375 02/15/42 10,358,086
5,500,000 United States Treasury Note 3.250 05/15/42 4,825,391
70,000,000 United States Treasury Note 3.375 08/15/42 62,417,578
62,300,000 United States Treasury Note 4.000 11/15/42 60,545,379
40,300,000 United States Treasury Note 3.875 02/15/43 38,423,531
73,500,000 United States Treasury Note 3.875 05/15/43 70,066,172
30,500,000 United States Treasury Note 4.375 08/15/43 31,133,828
105,300,000 (a) United States Treasury Note 4.750 11/15/43 112,950,703
35,850,000 United States Treasury Note 1.250 05/15/50 19,318,389
28,000,000 United States Treasury Note 1.375 08/15/50 15,602,344
68,500,000 United States Treasury Note 1.625 11/15/50 40,811,016
50,000,000 United States Treasury Note 1.875 02/15/51 31,705,078
52,500,000 United States Treasury Note 2.375 05/15/51 37,463,672
44,575,000 United States Treasury Note 2.000 08/15/51 29,107,823
47,500,000 United States Treasury Note 1.875 11/15/51 30,028,906
45,000,000 United States Treasury Note 2.250 02/15/52 31,194,140
29,000,000 United States Treasury Note 2.875 05/15/52 23,088,985
30,000,000 United States Treasury Note 3.000 08/15/52 24,533,203
55,250,000 United States Treasury Note 4.000 11/15/52 54,511,894
34,600,000 United States Treasury Note 3.625 02/15/53 31,950,937
94,000,000 United States Treasury Note 3.625 05/15/53 86,905,937
61,000,000 United States Treasury Note 4.125 08/15/53 61,657,656

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 59,000,000 United States Treasury Note 4.750% 11/15/53 $ 66,162,969
TOTAL U.S. TREASURY SECURITIES 9,172,167,268
TOTAL GOVERNMENT BONDS 16,303,563,600
(Cost $17,870,797,376)
STRUCTURED ASSETS - 2.2%
ASSET BACKED - 0.6%
128,941 American Airlines Pass Through Trust 3.600 09/22/27 120,615
Series - 2015 2 (Class AA)
133,378 American Airlines Pass Through Trust 3.575 01/15/28 124,299
Series - 2016 1 (Class AA)
387,838 American Airlines Pass Through Trust 3.200 06/15/28 352,949
Series - 2016 2 (Class AA)
554,595 American Airlines Pass Through Trust 3.000 10/15/28 500,219
Series - 2016 3 (Class AA)
205,875 American Airlines Pass Through Trust 3.650 02/15/29 190,446
Series - 2017 1 (Class AA)
607,606 American Airlines Pass Through Trust 3.150 02/15/32 531,198
Series - 2020 A (Class AA)
1,600,000 American Express Credit Account Master Trust 0.900 11/15/26 1,542,348
Series - 2021 1 (Class A)
3,000,000 American Express Credit Account Master Trust 3.390 05/17/27 2,938,618
Series - 2022 2 (Class A)
3,000,000 American Express Credit Account Master Trust 3.750 08/15/27 2,948,872
Series - 2022 3 (Class A)
1,500,000 American Express Credit Account Master Trust 4.870 05/15/28 1,510,991
Series - 2023 1 (Class A)
950,000 American Express Credit Account Master Trust 5.230 09/15/28 965,352
Series - 2023 3 (Class A)
1,000,000 American Express Credit Account Master Trust 4.800 05/15/30 1,011,446
Series - 2023 2 (Class A)
500,000 American Express Credit Account Master Trust 5.150 09/15/30 513,867
Series - 2023 4 (Class A)
500,000 AmeriCredit Automobile Receivables Trust 1.060 08/18/26 481,941
Series - 2020 3 (Class C)
1,168,863 AmeriCredit Automobile Receivables Trust 0.680 10/19/26 1,152,217
Series - 2021 1 (Class B)
1,000,000 AmeriCredit Automobile Receivables Trust 0.890 10/19/26 954,878
Series - 2021 1 (Class C)
500,000 AmeriCredit Automobile Receivables Trust 0.690 01/19/27 482,998
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1.010 01/19/27 468,303
Series - 2021 2 (Class C)
1,000,000 AmeriCredit Automobile Receivables Trust 5.810 05/18/28 1,011,869
Series - 2023 2 (Class A3)
960,000 BA Credit Card Trust 0.440 09/15/26 945,999
Series - 2021 A1 (Class A1)
1,000,000 BA Credit Card Trust 4.980 11/15/28 1,011,636
Series - 2023 A2 (Class A2)
2,450,000 Barclays Dryrock Issuance Trust 0.630 07/15/27 2,369,496
Series - 2021 1 (Class A)
1,000,000 BMO A5 6.160 12/15/56 1,087,401
Series - 2023 C7 (Class A5)
910,000 BMO Mortgage Trust 6.673 11/15/56 969,513
Series - 2023 5C2 (Class A2)
744,057 BMW Vehicle Lease Trust 0.430 01/27/25 741,084
Series - 2021 2 (Class A4)
1,000,000 BMW Vehicle Lease Trust 5.980 02/25/27 1,018,227
Series - 2023 2 (Class A4)
1,000,000 BMW Vehicle Owner Trust 5.250 11/26/29 1,016,378
Series - 2023 A (Class A4)

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 10,000,000 Cantor Commercial Real Estate Lending 3.523% 05/15/52 $ 9,145,799
Series - 2019 CF1 (Class A4)
6,000,000 Cantor Commercial Real Estate Lending 3.623 05/15/52 5,685,963
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1.040 11/15/26 1,929,163
Series - 2021 A3 (Class A3)
3,000,000 Capital One MExecution Trust 3.490 05/15/27 2,943,746
Series - 2022 A2 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2.060 08/15/28 2,342,245
Series - 2019 A3 (Class A3)
86,050 CarMax Auto Owner Trust 0.500 08/15/25 85,148
Series - 2020 4 (Class A3)
800,498 CarMax Auto Owner Trust 0.520 02/17/26 782,740
Series - 2021 2 (Class A3)
500,000 CarMax Auto Owner Trust 0.530 10/15/26 475,804
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0.740 10/15/26 848,924
Series - 2021 1 (Class B)
832,073 CarMax Auto Owner Trust 1.470 12/15/26 805,859
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2.200 11/15/27 652,710
Series - 2022 1 (Class C)
750,000 CarMax Auto Owner Trust 6.000 07/17/28 770,924
Series - 2023 4 (Class A3)
750,000 CarMax Auto Owner Trust 5.960 05/15/29 779,478
Series - 2023 4 (Class A4)
500,000 Carvana Auto Receivables Trust 3.000 02/10/28 465,162
Series - 2022 P1 (Class B)
1,000,000 Carvana Auto Receivables Trust 3.520 02/10/28 959,989
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3.300 04/10/28 462,646
Series - 2022 P1 (Class C)
1,000,000 Chase Issuance Trust 3.970 09/15/27 986,511
Series - 2022 A1 (Class A)
1,000,000 Chase Issuance Trust 5.160 09/15/28 1,015,466
Series - 2023 A1 (Class A)
1,500,000 Chase Issuance Trust 5.080 09/15/30 1,533,287
Series - 2023 A2 (Class A)
500,000 Citibank Credit Card Issuance Trust 5.230 12/08/27 503,729
Series - 2023 A1 (Class A1)
244,313 CNH Equipment Trust 0.440 08/17/26 236,264
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0.700 05/17/27 924,418
Series - 2021 B (Class A4)
300,000 CNH Equipment Trust 5.150 04/17/28 301,088
Series - 2022 C (Class A3)
100,559 Continental Airlines Pass Through Trust 4.000 10/29/24 98,326
Series - 2012 2 (Class A)
81,432 Delta Air Lines Pass Through Trust 3.625 07/30/27 76,691
Series - 2015 1 (Class AA)
237,216 Delta Air Lines Pass Through Trust 2.000 06/10/28 210,360
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 0.580 09/15/26 1,451,132
Series - 2021 A1 (Class A1)
1,000,000 Discover Card Execution Note Trust 3.560 07/15/27 980,288
Series - 2022 A3 (Class A3)
1,500,000 Discover Card Execution Note Trust 5.030 10/15/27 1,505,870
Series - 2022 A4 (Class A)
1,500,000 Discover Card Execution Note Trust 4.930 06/15/28 1,511,445
Series - 2023 A2 (Class A)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,500,000 Discover Card Execution Note Trust 1.030% 09/15/28 $ 1,362,481
Series - 2021 A2 (Class A2)
181,849 Drive Auto Receivables Trust 1.020 06/15/27 180,857
Series - 2021 1 (Class C)
1,500,000 Exeter Automobile Receivables Trust 3.020 06/15/28 1,419,944
Series - 2022 1A (Class D)
839,582 FedEx Corp Pass Through Trust 1.875 02/20/34 697,569
Series - 2020 1 (Class AA)
500,000 Ford Credit Auto Owner Trust 0.510 08/15/26 480,668
Series - 2020 C (Class A4)
2,000,000 Ford Credit Auto Owner Trust 0.490 09/15/26 1,910,045
Series - 2021 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.560 05/15/27 945,508
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.910 07/15/27 940,222
Series - 2022 A (Class B)
1,000,000 Ford Credit Auto Owner Trust 5.490 05/15/29 1,024,877
Series - 2023 C (Class A4)
850,000 Ford Credit Floorplan Master Owner Trust 2.440 09/15/26 832,212
Series - 2019 4 (Class A)
2,631,658 Freddie Mac Multifamily Structured Pass Through
Certificates
3.023 01/25/25 2,574,506
Series - 2015 K045 (Class A2)
1,224,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.760 03/25/28 1,104,673
Series - 2021 K742 (Class A2)
749,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.369 04/25/28 660,972
Series - 2021 K742 (Class AM)
2,000,000 (b) Freddie Mac Multifamily Structured Pass Through
Certificates
4.940 11/25/30 2,059,487
Series - 2023 K754 (Class A2)
1,000,000 GM Financial Automobile Leasing Trust 4.110 08/20/26 989,218
Series - 2022 3 (Class A4)
62,038 GM Financial Consumer Automobile Receivables Trust 0.380 08/18/25 61,500
Series - 2020 4 (Class A3)
154,375 GM Financial Consumer Automobile Receivables Trust 0.350 10/16/25 152,313
Series - 2021 1 (Class A3)
500,000 GM Financial Consumer Automobile Receivables Trust 0.500 02/17/26 485,659
Series - 2020 4 (Class A4)
407,694 GM Financial Consumer Automobile Receivables Trust 0.510 04/16/26 398,349
Series - 2021 2 (Class A3)
567,088 GM Financial Consumer Automobile Receivables Trust 1.260 11/16/26 550,477
Series - 2022 1 (Class A3)
710,000 GM Financial Consumer Automobile Receivables Trust 5.780 08/16/28 728,003
Series - 2023 4 (Class A3)
850,000 GM Financial Securitized Term 1.510 04/17/28 796,518
Series - 2022 1 (Class A4)
860,645 Harley-Davidson Motorcycle Trust 3.060 02/15/27 845,108
Series - 2022 A (Class A3)
1,000,000 Harley-Davidson Motorcycle Trust 3.260 01/15/30 967,680
Series - 2022 A (Class A4)
500,000 Honda Auto Receivables Owner T 5.660 02/21/30 513,732
Series - 2023 4 (Class A4)
975,904 Honda Auto Receivables Owner Trust 1.880 05/15/26 949,868
Series - 2022 1 (Class A3)
1,000,000 Honda Auto Receivables Owner Trust 0.550 08/16/27 959,253
Series - 2021 2 (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 0.420 01/21/28 970,534
Series - 2021 1 (Class A4)
144,601 Hyundai Auto Receivables Trust 0.380 09/15/25 142,555
Series - 2021 A (Class A3)

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 Hyundai Auto Receivables Trust 0.620% 05/17/27 $ 958,316
Series - 2021 A (Class A4)
1,000,000 Hyundai Auto Receivables Trust 5.310 08/15/29 1,017,330
Series - 2023 B (Class A4)
475,000 Hyundai Auto Receivables Trust 5.550 12/17/29 489,144
Series - 2023 C (Class A4)
408,554 JetBlue Pass Through Trust 2.750 05/15/32 344,633
Series - 2019 1 (Class AA)
803,689 JetBlue Pass Through Trust 4.000 11/15/32 735,719
Series - 2020 1 (Class A)
487,445 John Deere Owner Trust 0.520 03/16/26 474,243
Series - 2021 B (Class A3)
500,000 John Deere Owner Trust 0.740 05/15/28 473,177
Series - 2021 B (Class A4)
1,000,000 John Deere Owner Trust 5.110 05/15/30 1,011,133
Series - 2023 B (Class A4)
1,000,000 John Deere Owner Trust 5.390 08/15/30 1,022,639
Series - 2023 C (Class A4)
1,000,000 Mercedes-Benz Auto Receivables Trust 5.250 02/15/29 1,011,334
Series - 2022 1 (Class A4)
1,000,000 MSWF Commercial Mortgage Trust 5.472 05/15/56 1,037,332
Series - 2023 1 (Class A4)
1,000,000 Nissan Auto Lease Trust 5.610 11/15/27 1,009,963
Series - 2023 B (Class A4)
951,747 Nissan Auto Receivables Owner Trust 1.860 08/17/26 925,865
Series - 2022 A (Class A3)
1,000,000 Santander Drive Auto Receivables Trust 4.430 03/15/27 988,146
Series - 2022 5 (Class B)
1,500,000 Santander Drive Auto Receivables Trust 1.350 07/15/27 1,444,623
Series - 2021 2 (Class D)
1,000,000 Santander Drive Auto Receivables Trust 2023-5 6.020 09/15/28 1,014,510
Series - 2023 5 (Class A3)
56,323 Spirit Airlines Pass Through Trust 4.100 04/01/28 51,689
Series - 2015 1A (Class A1)
1,500,000 Synchrony Card Funding LLC 3.860 07/15/28 1,473,992
Series - 2022 A2 (Class A)
1,000,000 Synchrony Card Funding LLC 5.540 07/15/29 1,018,498
Series - 2023 A1 (Class A)
1,230,000 Toyota Auto Receivables Owner 5.490 03/15/29 1,266,578
Series - 2023 D (Class A4)
474,199 Toyota Auto Receivables Owner Trust 0.470 01/15/26 465,465
Series - 2020 D (Class A4)
500,000 Toyota Auto Receivables Owner Trust 2.930 09/15/26 490,029
Series - 2022 B (Class A3)
1,500,000 Toyota Auto Receivables Owner Trust 0.530 10/15/26 1,418,375
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3.110 08/16/27 481,455
Series - 2022 B (Class A4)
145,064 Union Pacific Railroad Co Pass Through Trust 2.695 05/12/27 136,004
Series - 2015 1 (Class A)
241,602 United Airlines Pass Through Trust 4.150 04/11/24 240,498
Series - 2012 1 (Class A)
165,975 United Airlines Pass Through Trust 4.300 08/15/25 160,833
Series - 2013 1 (Class A)
152,000 United Airlines Pass Through Trust 4.875 01/15/26 147,232
Series - 2020 1 (Class B)
166,000 United Airlines Pass Through Trust 3.750 09/03/26 158,148
Series - 2014 2 (Class A)
1,617,458 United Airlines Pass Through Trust 5.875 10/15/27 1,637,563
Series - 2020 A (Class A)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 127,471 United Airlines Pass Through Trust 3.450% 12/01/27 $ 118,295
Series - 2015 1 (Class AA)
136,681 United Airlines Pass Through Trust 3.100 07/07/28 124,600
Series - 2016 1 (Class AA)
136,681 United Airlines Pass Through Trust 3.450 07/07/28 121,859
Series - 2016 1 (Class A)
275,140 United Airlines Pass Through Trust 2.875 10/07/28 245,832
Series - 2016 2 (Class AA)
1,139,323 United Airlines Pass Through Trust 3.500 03/01/30 1,037,638
Series - 2018 1 (Class AA)
290,783 United Airlines Pass Through Trust 4.150 08/25/31 267,981
Series - 2019 1 (Class AA)
208,368 United Airlines Pass Through Trust 2.700 05/01/32 176,192
Series - 2019 2 (Class AA)
555,000 UNITED STATES 5.460 03/17/31 564,443
Series - 2023 B (Class A4)
1,500,000 (b) UNITED STATES 6.014 12/15/56 1,618,838
Series - 2023 2 (Class A5)
2,000,000 UNITED STATES 6.500 12/15/56 2,117,708
Series - 2023 5YR4 (Class A3)
4,410,000 Verizon Master Trust 0.500 05/20/27 4,322,655
Series - 2021 1 (Class A)
3,000,000 Verizon Master Trust 0.690 05/20/27 2,937,005
Series - 2021 1 (Class B)
815,000 Verizon Master Trust 0.890 05/20/27 797,948
Series - 2021 1 (Class C)
1,000,000 Volkswagen Auto Loan Enhanced 5.570 04/22/30 1,030,021
Series - 2023 2 (Class A4)
1,000,000 Volkswagen Auto Loan Enhanced Trust 5.010 01/22/30 1,006,063
Series - 2023 1 (Class A4)
1,000,000 World Omni Auto Receivables Tr 5.850 08/15/29 1,041,538
Series - 2023 D (Class A4)
586,928 World Omni Auto Receivables Trust 0.300 01/15/26 577,036
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0.690 06/15/27 940,473
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1.040 06/15/27 468,059
Series - 2021 B (Class B)
500,000 World Omni Automobile Lease Securitization Trust 0.750 11/16/26 496,859
Series - 2021 A (Class B)
TOTAL ASSET BACKED 136,254,632
OTHER MORTGAGE BACKED - 1.6%
1,000,000 Bank 5.745 08/15/56 1,053,660
Series - 2023 BNK46 (Class A4)
500,000 (b) Bank 6.724 09/15/56 533,460
Series - 2023 5YR3 (Class A3)
2,500,000 BANK 1.650 12/15/53 1,999,883
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1.925 12/15/53 1,198,170
Series - 2020 BN30 (Class A4)
500,000 (b) BANK 2.111 12/15/53 387,378
Series - 2020 BN30 (Class AS)
500,000 (b) BANK 2.445 12/15/53 362,631
Series - 2020 BN30 (Class B)
2,000,000 BANK 1.771 02/15/54 1,630,686
Series - 2021 BN31 (Class A3)
1,000,000 BANK 2.036 02/15/54 821,520
Series - 2021 BN31 (Class A4)
500,000 (b) BANK 2.211 02/15/54 396,272
Series - 2021 BN31 (Class AS)

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 (b) BANK 2.383% 02/15/54 $ 361,203
Series - 2021 BN31 (Class B)
500,000 (b) BANK 2.545 02/15/54 329,889
Series - 2021 BN31 (Class C)
2,000,000 BANK 3.538 11/15/54 1,886,797
Series - 2017 BNK9 (Class A4)
500,000 BANK 4.399 08/15/55 478,161
Series - 2022 BNK43 (Class A5)
500,000 (b) BANK 5.230 08/15/55 376,624
Series - 2022 BNK43 (Class C)
800,000 BANK 5.203 02/15/56 810,393
Series - 2023 BNK45 (Class A5)
1,500,000 BANK 3.390 06/15/60 1,416,114
Series - 2017 BNK5 (Class A5)
4,133,849 BANK 3.641 02/15/61 4,012,203
Series - 2018 BN10 (Class ASB)
2,000,000 (b) BANK 3.898 02/15/61 1,861,721
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3.584 05/15/62 7,179,146
Series - 2019 BN18 (Class A4)
4,982,339 BANK 1.584 03/15/63 4,121,376
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2.438 06/15/63 803,087
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2.556 05/15/64 847,262
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2.792 05/15/64 819,056
Series - 2021 BN33 (Class AS)
500,000 BANK 3.297 05/15/64 336,234
Series - 2021 BN33 (Class C)
1,000,000 (b),(d) BANK 2.500 06/15/64 545,203
Series - 2021 BN35 (Class D)
1,000,000 (b) Barclays Commercial Mortgage S 6.000 09/15/56 1,074,534
Series - 2023 C21 (Class A5)
3,000,000 BBCMS Mortgage Trust 3.674 02/15/50 2,855,800
Series - 2017 C1 (Class A4)
12,500,000 BBCMS Mortgage Trust 2.690 02/15/53 11,614,776
Series - 2020 C6 (Class A2)
500,000 BBCMS Mortgage Trust 4.441 09/15/55 481,218
Series - 2022 C17 (Class A5)
500,000 BBCMS Mortgage Trust 5.310 07/15/56 514,307
Series - 2023 C20 (Class A4)
955,000 BBCMS Trust 6.521 11/15/56 1,067,246
Series - 2023 C22 (Class A4)
1,000,000 (b) Benchmark Mortgage Trust 3.878 01/15/51 898,272
Series - 2018 B1 (Class AM)
391,548 Benchmark Mortgage Trust 3.976 07/15/51 385,202
Series - 2018 B4 (Class A2)
1,000,000 (b) Benchmark Mortgage Trust 4.504 07/15/51 804,330
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3.542 05/15/52 5,302,053
Series - 2019 B11 (Class A5)
1,000,000 (b) Benchmark Mortgage Trust 2.944 02/15/53 847,795
Series - 2020 B16 (Class AM)
1,500,000 (b) Benchmark Mortgage Trust 3.176 02/15/53 1,189,158
Series - 2020 B16 (Class B)
1,500,000 (b) Benchmark Mortgage Trust 3.654 02/15/53 1,159,278
Series - 2020 B16 (Class C)
2,000,000 (b) Benchmark Mortgage Trust 4.510 05/15/53 1,924,004
Series - 2018 B7 (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,000,000 Benchmark Mortgage Trust 1.925% 07/15/53 $ 4,050,117
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1.704 12/17/53 2,048,464
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1.978 12/17/53 2,033,170
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1.685 01/15/54 2,037,787
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1.973 01/15/54 1,217,017
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2.163 01/15/54 1,160,751
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1.620 02/15/54 1,810,666
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1.823 02/15/54 1,176,365
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2.070 02/15/54 1,183,305
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2.095 02/15/54 335,096
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2.274 02/15/54 375,807
Series - 2021 B23 (Class AS)
500,000 (b) Benchmark Mortgage Trust 2.563 02/15/54 312,702
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2.577 04/15/54 808,438
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2.847 04/15/54 769,903
Series - 2021 B25 (Class AS)
702,000 (b) Benchmark Mortgage Trust 2.576 06/15/54 510,404
Series - 2021 B26 (Class B)
1,700,000 Benchmark Mortgage Trust 2.613 06/15/54 1,385,647
Series - 2021 B26 (Class A5)
500,000 Benchmark Mortgage Trust 2.825 06/15/54 384,590
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2.512 07/15/54 1,161,158
Series - 2021 B27 (Class AS)
1,000,000 Benchmark Mortgage Trust 5.358 05/15/55 1,010,265
Series - 2023 V2 (Class A2)
500,000 (b) Benchmark Mortgage Trust 4.470 07/15/55 477,646
Series - 2022 B36 (Class A5)
500,000 (b) Benchmark Mortgage Trust 5.119 07/15/55 367,953
Series - 2022 B36 (Class C)
5,000,000 Benchmark Mortgage Trust 2.914 12/15/72 4,671,260
Series - 2019 B15 (Class A2)
895,000 (b) BMARK 6.841 11/15/56 958,242
Series - 2023 V4 (Class A3)
1,500,000 (b) BMO Mortgage Trust 5.117 02/15/56 1,508,961
Series - 2023 C4 (Class A5)
1,000,000 (b) BMO Mortgage Trust 6.534 08/15/56 1,054,711
Series - 2023 5C1 (Class A3)
2,000,000 (b) BMO Mortgage Trust 5.956 09/15/56 2,139,403
Series - 2023 C6 (Class A5)
1,000,000 (b) CD Mortgage Trust 3.526 11/10/49 929,428
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3.631 02/10/50 1,858,967
Series - 2017 CD3 (Class A4)
12,312 CD Mortgage Trust 3.025 08/15/50 11,581
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3.431 08/15/50 2,333,850
Series - 2017 CD5 (Class A4)

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 (b) CD Mortgage Trust 3.684% 08/15/50 $ 920,710
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4.279 08/15/51 1,648,108
Series - 2018 CD7 (Class A4)
104,507 Citigroup Commercial Mortgage Trust 4.023 03/11/47 104,325
Series - 2014 GC19 (Class A4)
440,887 Citigroup Commercial Mortgage Trust 3.622 07/10/47 434,461
Series - 2014 GC23 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.635 10/10/47 490,436
Series - 2014 GC25 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3.137 02/10/48 975,974
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3.571 02/10/48 965,036
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3.616 02/10/49 954,194
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3.314 04/10/49 1,905,488
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.576 04/10/49 473,082
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2.832 08/10/49 1,394,006
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3.465 09/15/50 939,483
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3.778 09/10/58 1,415,597
Series - 2015 GC33 (Class A4)
199,199 Comm Mortgage Trust 3.961 03/10/47 198,852
Series - 2014 UBS2 (Class A5)
209,051 COMM Mortgage Trust 4.046 10/10/46 201,335
Series - 2013 CR12 (Class A4)
1,000,000 COMM Mortgage Trust 4.051 04/10/47 992,223
Series - 2014 CR16 (Class A4)
1,000,000 COMM Mortgage Trust 3.819 06/10/47 989,306
Series - 2014 UBS3 (Class A4)
1,000,000 COMM Mortgage Trust 3.694 08/10/47 980,006
Series - 2014 UBS4 (Class A5)
754,520 COMM Mortgage Trust 3.326 11/10/47 743,102
Series - 2014 CR20 (Class A3)
1,000,000 COMM Mortgage Trust 3.590 11/10/47 979,191
Series - 2014 CR20 (Class A4)
1,000,000 (b) COMM Mortgage Trust 4.339 12/10/47 942,049
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3.183 02/10/48 3,064,614
Series - 2015 LC19 (Class A4)
1,000,000 (b) COMM Mortgage Trust 4.213 02/10/48 910,299
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3.708 07/10/48 1,649,687
Series - 2015 LC21 (Class A4)
616,563 COMM Mortgage Trust 3.432 08/10/48 598,549
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3.759 08/10/48 967,651
Series - 2015 CR25 (Class A4)
1,500,000 COMM Mortgage Trust 3.774 10/10/48 1,447,444
Series - 2015 LC23 (Class A4)
5,000,000 COMM Mortgage Trust 2.827 08/15/57 4,862,910
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3.263 08/15/57 2,589,502
Series - 2019 GC44 (Class AM)
650,000 (b) CSAIL Commercial Mortgage Trust 4.919 01/15/49 553,473
Series - 2016 C6 (Class C)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 (b) CSAIL Commercial Mortgage Trust 4.224% 08/15/51 $ 1,903,999
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4.053 03/15/52 9,376,035
Series - 2019 C15 (Class A4)
923,436 DBGS Mortgage Trust 4.358 10/15/51 920,967
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4.466 10/15/51 5,463,813
Series - 2018 C1 (Class A4)
1,590,000 DBJPM Mortgage Trust 3.328 06/10/50 1,498,292
Series - 2017 C6 (Class A5)
3,500,000 DBJPMortgage Trust 3.276 05/10/49 3,327,238
Series - 2016 C1 (Class A4)
1,000,000 DBJPMortgage Trust 3.539 05/10/49 931,599
Series - 2016 C1 (Class AM)
5,000,000 DBJPMortgage Trust 1.900 08/15/53 4,663,046
Series - 2020 C9 (Class A2)
1,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.199 12/25/27 1,325,438
Series - 2021 K741 (Class AM)
8,440,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.603 12/25/27 7,607,350
Series - 2021 K741 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
4.819 06/25/28 3,052,236
Series - 2023 K505 (Class A2)
2,933,605 Freddie Mac Multifamily Structured Pass Through
Certificates
1.712 07/25/28 2,628,935
Series - 2021 K744 (Class A2)
8,000,000 (b) Freddie Mac Multifamily Structured Pass Through
Certificates
4.650 08/25/28 8,071,817
Series - 2023 K506 (Class A2)
1,000,000 (b) Freddie Mac Multifamily Structured Pass Through
Certificates
4.740 08/25/28 1,014,460
Series - 2023 K508 (Class A2)
2,000,000 (b) Freddie Mac Multifamily Structured Pass Through
Certificates
4.800 09/25/28 2,029,514
Series - 2023 K507 (Class A2)
725,000 Freddie Mac Multifamily Structured Pass Through
Certificates
4.850 09/25/28 738,073
Series - 2023 K509 (Class A2)
884,553 Freddie Mac Multifamily Structured Pass Through
Certificates
1.229 03/25/30 794,702
Series - 2021 K128 (Class A1)
947,080 Freddie Mac Multifamily Structured Pass Through
Certificates
1.101 08/25/30 828,507
Series - 2021 K125 (Class A1)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
4.400 10/25/30 998,384
Series - 2023 K753 (Class A2)
1,943,052 Freddie Mac Multifamily Structured Pass Through
Certificates
1.353 11/25/30 1,732,309
Series - 2021 K127 (Class A1)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.792 01/25/31 841,607
Series - 2021 K126 (Class AM)
9,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.846 01/25/31 7,618,010
Series - 2021 K125 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.108 01/25/31 2,584,965
Series - 2021 K127 (Class A2)

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,332,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.851% 02/25/31 $ 1,119,727
Series - 2021 K127 (Class AM)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.749 03/25/31 834,686
Series - 2021 K128 (Class AM)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.020 03/25/31 1,712,114
Series - 2021 K128 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.647 05/25/31 825,953
Series - 2021 K129 (Class AM)
3,000,000 (b) Freddie Mac Multifamily Structured Pass Through
Certificates
3.500 07/25/32 2,803,462
Series - 2022 K148 (Class A2)
2,000,000 (b) Freddie Mac Multifamily Structured Pass Through
Certificates
4.500 08/25/33 2,012,136
Series - 2023 160 (Class A2)
1,872,519 Freddie Mac Multifamily Structured Pass Through
Certificates
2.007 07/25/35 1,552,134
Series - 2021 1520 (Class A1)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.438 02/25/36 1,584,824
Series - 2021 1520 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.184 08/25/36 1,541,857
Series - 2021 1521 (Class A2)
1,500,000 GS Mortgage Securities Trust 3.964 11/10/47 1,418,638
Series - 2014 GC26 (Class AS)
1,738,523 GS Mortgage Securities Trust 3.136 02/10/48 1,710,833
Series - 2015 GC28 (Class A4)
1,423,318 GS Mortgage Securities Trust 3.178 11/10/49 1,350,366
Series - 2016 GS4 (Class A3)
1,350,000 (b) GS Mortgage Securities Trust 3.952 11/10/49 1,113,767
Series - 2016 GS4 (Class C)
800,000 GS Mortgage Securities Trust 3.382 05/10/50 772,763
Series - 2015 GC30 (Class A4)
563,426 GS Mortgage Securities Trust 2.945 08/10/50 539,551
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3.430 08/10/50 1,384,559
Series - 2017 GS7 (Class A4)
2,500,000 GS Mortgage Securities Trust 3.968 02/10/52 2,358,371
Series - 2019 GC38 (Class A4)
500,000 (b) GS Mortgage Securities Trust 4.309 02/10/52 438,747
Series - 2019 GC38 (Class B)
2,500,000 GS Mortgage Securities Trust 2.898 02/13/53 2,354,501
Series - 2020 GC45 (Class A2)
4,000,000 (b) GS Mortgage Securities Trust 3.173 02/13/53 3,405,207
Series - 2020 GC45 (Class AS)
2,000,000 (b) GS Mortgage Securities Trust 3.405 02/13/53 1,626,511
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2.125 05/12/53 1,685,861
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2.377 05/12/53 3,375,983
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1.662 12/12/53 893,412
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1.721 12/12/53 2,410,926
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2.012 12/12/53 1,590,586
Series - 2020 GSA2 (Class A5)
1,000,000 GS Mortgage Securities Trust 2.224 12/12/53 759,489
Series - 2020 GSA2 (Class AS)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2.822% 08/15/49 $ 931,600
Series - 2016 JP2 (Class A4)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3.801 09/15/47 1,965,272
Series - 2014 C22 (Class A4)
1,875,000 (b) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 1,757,799
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3.227 10/15/48 2,602,847
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3.532 10/15/48 1,050,889
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3.770 12/15/48 1,929,347
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3.576 03/17/49 957,224
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3.970 03/17/49 470,493
Series - 2016 C1 (Class AS)
500,000 (b) JPMBB Commercial Mortgage Securities Trust 4.702 03/17/49 469,477
Series - 2016 C1 (Class B)
681,668 JPMCC Commercial Mortgage Securities Trust 3.109 07/15/50 646,237
Series - 2017 JP6 (Class A3)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3.454 09/15/50 2,303,894
Series - 2017 JP7 (Class A5)
2,150,000 JPMCC Commercial Mortgage Securities Trust 3.219 06/13/52 2,038,842
Series - 2019 COR5 (Class ASB)
1,000,000 (b) JPMDB Commercial Mortgage Securities Trust 3.990 06/15/49 779,436
Series - 2016 C2 (Class B)
5,922,824 JPMDB Commercial Mortgage Securities Trust 3.141 12/15/49 5,445,020
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2.946 11/13/52 4,863,503
Series - 2019 COR6 (Class A2)
1,411,539 Morgan Stanley Bank of America Merrill Lynch Trust 3.892 06/15/47 1,401,147
Series - 2014 C16 (Class A5)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.249 02/15/48 3,403,736
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.306 04/15/48 964,651
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.732 05/15/48 968,052
Series - 2015 C24 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.599 05/15/50 1,900,008
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3.594 03/15/49 510,000
Series - 2016 UBS9 (Class A4)
1,000,000 (b) Morgan Stanley Capital I Trust 4.851 07/15/51 821,852
Series - 2018 H3 (Class C)
1,450,503 (b) Morgan Stanley Capital I Trust 4.238 10/15/51 1,415,999
Series - 2018 L1 (Class ASB)
1,596,294 Morgan Stanley Capital I Trust 4.288 10/15/51 1,592,183
Series - 2018 L1 (Class A2)
1,500,000 (b) Morgan Stanley Capital I Trust 4.407 10/15/51 1,452,483
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4.071 03/15/52 943,770
Series - 2019 L2 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 3.224 06/15/52 4,746,135
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3.417 06/15/52 688,208
Series - 2019 H6 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 1.790 07/15/53 4,126,844
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2.438 05/15/54 1,705,396
Series - 2021 L5 (Class A3)

Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 Morgan Stanley Capital I Trust 2.951% 05/15/54 $ 829,353
Series - 2021 L5 (Class AS)
500,000 Santander Drive Auto Receivables Trust 5.950 01/17/28 502,355
Series - 2022 7 (Class B)
500,000 Santander Drive Auto Receivables Trust 6.690 03/17/31 509,407
Series - 2022 7 (Class C)
357,694 UBS Commercial Mortgage Trust 2.998 08/15/50 356,719
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3.426 08/15/50 1,405,640
Series - 2017 C3 (Class A4)
1,000,000 (b) UBS Commercial Mortgage Trust 3.739 08/15/50 910,035
Series - 2017 C3 (Class AS)
11,000,000 UBS Commercial Mortgage Trust 4.313 05/15/51 10,515,681
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4.296 08/15/51 1,902,085
Series - 2018 C12 (Class A5)
2,400,000 (b) UBS Commercial Mortgage Trust 5.207 12/15/51 1,872,916
Series - 2018 C14 (Class C)
875,000 (b) Wells Fargo Commercial Mortgage Trust 3.872 05/15/48 827,208
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.695 11/15/48 1,928,798
Series - 2015 C31 (Class A4)
480,000 (b) Wells Fargo Commercial Mortgage Trust 4.224 12/15/48 443,835
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2.652 08/15/49 1,856,019
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2.967 08/15/49 379,329
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3.377 11/15/49 915,632
Series - 2016 NXS6 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 4.152 08/15/51 1,901,542
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3.760 03/15/52 2,558,655
Series - 2019 C49 (Class A4)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.635 05/15/52 1,937,004
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4.192 05/15/52 2,886,119
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3.040 10/15/52 8,963,701
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1.810 07/15/53 2,090,781
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2.092 07/15/53 1,240,979
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2.398 07/15/53 388,577
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1.864 08/15/53 8,325,829
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2.626 04/15/54 1,603,518
Series - 2021 C59 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3.896 03/15/59 99,937
Series - 2016 C33 (Class C)
500,000 (b) WFRBS Commercial Mortgage Trust 4.646 03/15/47 488,963
Series - 2014 C19 (Class C)
1,000,000 (b) WFRBS Commercial Mortgage Trust 4.723 03/15/47 990,205
Series - 2014 C19 (Class B)
TOTAL OTHER MORTGAGE BACKED 366,672,275
TOTAL STRUCTURED ASSETS 502,926,907
(Cost $553,023,195)
TOTAL LONG-TERM INVESTMENTS 22,574,567,441
(Cost $24,718,378,834)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.1%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0.000% 01/24/24 $ 9,962,372
2,000,000 Federal Home Loan Bank (FHLB) 0.000 01/08/24 1,997,106
4,000,000 FHLB 0.000 03/20/24 3,952,941
10,000,000 Tennessee Valley Authority (TVA) 0.000 01/10/24 9,982,633
TOTAL GOVERNMENT AGENCY DEBT 25,895,052
REPURCHASE AGREEMENT - 0.5%
105,780,000 (f) Fixed Income Clearing Corp (FICC) 5.320 01/02/24 105,780,000
TOTAL REPURCHASE AGREEMENT 105,780,000
TREASURY DEBT - 0.1%
10,000,000 United States Treasury Bill 0.000 01/02/24 10,000,000
14,500,000 United States Treasury Bill 0.000 02/27/24 14,380,853
TOTAL TREASURY DEBT 24,380,853
TOTAL SHORT-TERM INVESTMENTS 156,055,905
(Cost $156,064,418)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
208,867,697 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5.360 208,867,697
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 208,867,697
(Cost $208,867,697)
TOTAL INVESTMENTS - 100.9% 22,939,491,043
(Cost $25,083,310,949)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (210,935,952)
NET ASSETS - 100.0% $ 22,728,555,091
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
UPMC University of Pittsburgh Medical Center
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $324,982,371.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)
Perpetual security
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
When-issued or delayed delivery security.
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $105,842,528 on 1/2/24, collateralized by Government Agency
Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $107,895,642.
(g)
Investments made with cash collateral received from securities on loan.

Core Bond Fund December 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.3%
BANK LOAN OBLIGATIONS - 1.7%
CAPITAL GOODS - 0 .1%
$ 860,429 (a) Alliance Laundry Systems LLC SOFR 4 M + 3.500% 8 .994% 10/08/27 $ 864,550
699,737 (a) Avolon TLB Borrower  US LLC SOFR 12 M + 2.000% 7 .358 06/22/28 702,127
1,982,922 (a) Centuri Group, Inc SOFR 12 M + 2.500% 7 .970 08/27/28 1,985,401
586,772 (a) Chariot Buyer LLC SOFR 12 M + 3.250% 8 .706 11/03/28 586,144
977,500 (a) Conair Holdings LLC SOFR 12 M + 3.750% 9 .220 05/17/28 961,210
475,303 (a) Cornerstone Building Brands, Inc SOFR 12 M + 3.250% 8 .712 04/12/28 476,244
1,622,081 (a) Emerson Climate Technologies, Inc SOFR 12 M + 3.000% 8 .356 05/31/30 1,629,689
786,358 (a) Gates Global LLC SOFR 12 M + 2.500% 7 .956 03/31/27 788,607
143,523 (a) Quikrete Holdings, Inc SOFR 12 M + 2.625% 8 .095 02/01/27 144,465
770,141 (a) Resideo Funding, Inc SOFR 12 M + 2.250% 7 .720 02/11/28 772,067
1,830,887 (a) TransDigm, Inc SOFR 4 M + 3.250% 8 .598 08/24/28 1,841,515
TOTAL CAPITAL GOODS 10,752,019
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
1,337,186 (a) AlixPartners LLP SOFR 12 M + 2.750% 8 .220 02/04/28 1,341,699
271,563 (a) Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9 .358 02/15/29 272,174
301,479 (a) Camelot Finance S.A. SOFR 12 M + 3.000% 8 .470 10/30/26 302,270
371,450 (a) CHG Healthcare Services, Inc SOFR 12 M + 3.250% 8 .720 09/29/28 372,462
49,826 (a) Covanta Holding Corp SOFR 1 M + 2.500% 7 .856 11/30/28 49,877
653,534 (a) Covanta Holding Corp SOFR 12 M + 2.500% 7 .856 11/30/28 654,197
631,965 (a) Dun & Bradstreet Corp SOFR 12 M + 2.750% 8 .205 02/06/26 634,041
972,081 (a) EAB Global, Inc SOFR 12 M + 3.500% 8 .970 08/16/28 972,081
362,496 (a) GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/31/25 364,055
945,000 (a) Prime Security Services Borrower LLC SOFR 1 M + 2.500% 2 .500 10/13/30 948,912
913 (a) TK Elevator US Newco, Inc SOFR 2 M + 3.500% 9 .381 07/30/27 916
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,912,684
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .0%
306,782 (a) Avis Budget Car Rental LLC SOFR 12 M + 1.750% 7 .220 08/06/27 306,552
602,565 (a),(b) LS Group OpCo Acquisition LLC SOFR 1 M + 3.250% 8 .694 11/02/27 603,445
941,975 (a) PetSmart LLC SOFR 12 M + 3.750% 9 .206 02/11/28 933,026
482,239 (a) Staples, Inc LIBOR 3 M + 5.000% 4 .500 04/16/26 458,407
258,000 (a) Wand NewCo 3, Inc SOFR 12 M + 2.750% 8 .220 02/05/26 259,081
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,560,511
CONSUMER DURABLES & APPAREL - 0 .0%
1,852,500 (a) Hayward Industries, Inc SOFR 12 M + 2.750% 8 .220 05/30/28 1,854,816
628,905 (a) Samsonite IP Holdings Sarl SOFR 12 M + 2.750% 8 .106 06/21/30 630,477
331,818 (a) SRAM LLC SOFR 12 M + 2.750% 8 .220 05/18/28 331,871
973,547 (a) Weber-Stephen Products LLC SOFR 12 M + 3.250% 8 .720 10/30/27 857,417
TOTAL CONSUMER DURABLES & APPAREL 3,674,581
CONSUMER SERVICES - 0 .2%
3,795,507 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7 .606 09/23/30 3,801,599
395,949 (a) Alterra Mountain Co SOFR 12 M + 3.500% 8 .970 08/17/28 397,022
1,563,188 (a) Caesars Entertainment, Inc SOFR 12 M + 3.250% 8 .706 02/06/30 1,569,417
2,576,537 (a) Carnival Corp SOFR 12 M + 3.250% 8 .720 10/18/28 2,584,061
3,323 (a) Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 3,316
918,507 (a) ClubCorp Holdings, Inc SOFR 4 M + 5.000% 10 .652 09/18/26 889,519
270,000 (a) Delta 2 Lux Sarl SOFR 4 M + 2.250% 7 .598 01/15/30 271,056
1,825,566 (a) Fertitta Entertainment LLC SOFR 12 M + 4.000% 9 .356 01/27/29 1,828,706
2,065,061 (a) Flutter Financing BV SOFR 4 M + 3.250% 8 .863 07/22/28 2,074,808
3,000,000 (a) Flutter Financing BV SOFR 4 M + 2.250% 7 .698 11/25/30 3,011,250
853,179 (a) IRB Holding Corp SOFR 12 M + 3.000% 8 .456 12/15/27 855,615
377,846 (a) KFC Holding Co SOFR 12 M + 1.750% 7 .223 03/15/28 378,751
643,824 (a) Life Time, Inc SOFR 4 M + 4.250% 10 .111 01/15/26 648,974
500,380 (a) Light & Wonder, Inc SOFR 12 M + 3.000% 8 .465 04/14/29 502,569
185,768 (a) Motion Finco LLC SOFR 4 M + 3.250% 8 .860 11/12/26 186,182

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 305,843 (a) Penn National Gaming, Inc SOFR 12 M + 2.750% 8 .205% 05/03/29 $ 306,956
452,820 (a) Spin Holdco, Inc SOFR 4 M + 4.000% 9 .625 03/04/28 399,777
TOTAL CONSUMER SERVICES 19,709,578
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .0%
881,833 (a) US Foods, Inc SOFR 12 M + 2.500% 7 .970 11/22/28 886,895
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 886,895
ENERGY - 0 .0%
896,883 (a) Buckeye Partners LP SOFR 1 M + 2.250% 7 .706 11/02/26 900,202
193,674 (a) DT Midstream, Inc SOFR 12 M + 2.000% 7 .470 06/26/28 194,588
686,583 (a) Gulf Finance LLC SOFR 2 M + 6.750% 12 .631 08/25/26 688,299
742,288 (a) Oryx Midstream Services Permian Basin LLC SOFR 1 M + 3.250% 8 .694 10/05/28 745,157
TOTAL ENERGY 2,528,246
FINANCIAL SERVICES - 0 .1%
888,045 (a) Avolon TLB Borrower US LLC SOFR 12 M + 1.500% 6 .958 02/12/27 890,035
1,452,427 (a) First Eagle Holdings, Inc SOFR 4 M + 2.500% 7 .948 02/01/27 1,451,156
3,820,000 (a),(b) GTCR W MERGER SUB SOFR 1 M + 3.000% 3 .000 09/20/30 3,841,487
1,303,066 (a) Motion Finco LLC SOFR 4 M + 3.250% 8 .860 11/12/26 1,305,972
966,328 (a) NFP Corp SOFR 12 M + 3.250% 8 .720 02/16/27 972,445
3,482,214 (a) Trans Union LLC SOFR 12 M + 2.250% 7 .720 12/01/28 3,498,110
TOTAL FINANCIAL SERVICES 11,959,205
FOOD, BEVERAGE & TOBACCO - 0 .0%
598,883 (a) Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9 .110 11/24/27 575,592
144,750 (a) Froneri US, Inc SOFR 12 M + 2.250% 7 .706 01/29/27 145,083
430,438 (a) Triton Water Holdings, Inc SOFR 4 M + 3.250% 8 .860 03/31/28 427,210
1,007,589 (a) Utz Quality Foods LLC SOFR 4 M + 3.000% 8 .640 01/20/28 1,010,179
TOTAL FOOD, BEVERAGE & TOBACCO 2,158,064
HEALTH CARE EQUIPMENT & SERVICES - 0 .3%
3,689,449 (a) Bausch & Lomb Corp SOFR 12 M + 3.250% 8 .710 05/10/27 3,659,491
1,573,322 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8 .926 11/08/27 1,578,349
1,182,238 (a) DaVita, Inc SOFR 12 M + 1.750% 7 .220 08/12/26 1,183,190
450,450 (a) Element Materials Technology Group US Holdings, Inc SOFR 1 M + 4.250% 8 .930 04/12/29 447,635
207,900 (a) Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9 .698 07/06/29 206,600
605,017 (a) Global Medical Response, Inc SOFR 3 M + 4.250% 4 .250 10/02/25 476,956
1,740,900 (a) ICU Medical, Inc SOFR 4 M + 2.500% 7 .998 01/08/29 1,742,537
3,158,849 (a) Mozart Borrower LP SOFR 12 M + 3.000% 8 .470 10/23/28 3,178,339
590,156 (a) NMN Holdings III Corp SOFR 12 M + 3.500% 8 .970 11/13/25 582,779
126,652 (a) NMN Holdings III Corp SOFR 1 M + 3.750% 8 .970 11/13/25 125,068
1,876,875 (a) Onex TSG Intermediate Corp SOFR 4 M + 4.750% 10 .395 02/28/28 1,856,933
970,025 (a) Phoenix Guarantor, Inc SOFR 12 M + 3.500% 8 .970 03/05/26 971,388
3,456,061 (a) Phoenix Newco, Inc SOFR 12 M + 3.250% 8 .720 11/15/28 3,480,686
2,938,992 (a),(b) Select Medical Corp SOFR 12 M + 3.000% 8 .356 03/06/27 2,944,503
1,965,390 (a) Surgery Center Holdings INC SOFR 12 M + 3.500% 8 .856 12/19/30 1,975,836
TOTAL HEALTH CARE EQUIPMENT & SERVICES 24,410,290
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
508,500 (a) Energizer Holdings, Inc SOFR 12 M + 2.250% 7 .721 12/22/27 509,136
1,886,877 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 3.750% 9 .360 12/22/26 1,888,707
1,904,543 (a) Kronos Acquisition Holdings, Inc SOFR 1 M + 6.000% 11 .538 12/22/26 1,910,504
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,308,347
INSURANCE - 0 .1%
663,644 (a) Acrisure LLC LIBOR 4 M + 3.500% 9 .150 02/15/27 663,468
381,936 (a) AssuredPartners, Inc SOFR 12 M + 3.500% 8 .970 02/12/27 383,368
417,654 (a) Asurion LLC SOFR 12 M + 3.250% 8 .720 12/23/26 417,422
637,378 (a) BroadStreet Partners, Inc SOFR 12 M + 3.000% 8 .470 01/27/27 639,057
352,395 (a) BroadStreet Partners, Inc SOFR 1 M + 3.250% 8 .720 01/27/27 353,193
1,496,250 (a) BroadStreet Partners, Inc SOFR 1 M + 3.750% 9 .106 01/26/29 1,502,639
524,659 (a) HUB International Ltd SOFR 4 M + 4.250% 9 .662 06/20/30 527,574
948,178 (a) Ryan Specialty Group LLC SOFR 12 M + 2.750% 8 .456 09/01/27 948,970

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,984,962 (a) USI, Inc SOFR 4 M + 3.000% 8 .390% 11/22/29 $ 1,991,324
TOTAL INSURANCE 7,427,015
MATERIALS - 0 .1%
668,410 (a) Asplundh Tree Expert LLC SOFR 12 M + 1.750% 7 .206 09/07/27 669,991
2,000,767 (a) Clydesdale Acquisition Holdings, Inc SOFR 12 M + 4.175% 9 .631 04/13/29 2,012,021
1,189,500 (a) Eco Services Operations Corp SOFR 4 M + 2.500% 7 .983 06/09/28 1,192,926
198,500 (a) H.B. Fuller Co SOFR 12 M + 2.250% 7 .606 02/15/30 199,418
978,220 (a) INEOS US Petrochem LLC SOFR 12 M + 4.250% 9 .706 04/02/29 973,329
753,688 (a) Kloeckner Pentaplast of America, Inc SOFR 2 M + 4.725% 10 .476 02/12/26 713,414
762,468 (a) Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8 .720 02/05/26 765,804
390,990 (a) TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8 .720 03/03/28 389,299
869,593 (a) Tronox Finance LLC SOFR 4 M + 2.500% 8 .110 03/10/28 869,797
142,100 (a) WR Grace Holdings LLC SOFR 4 M + 3.750% 9 .360 09/22/28 142,773
TOTAL MATERIALS 7,928,772
MEDIA & ENTERTAINMENT - 0 .0%
479,557 (a) Altice Financing S.A. LIBOR 4 M + 2.750% 8 .406 01/31/26 475,445
1,451,250 (a),(c) Diamond Sports Group LLC SOFR 12 M + 5.250% 10 .708 08/24/26 68,934
781,550 (a) DIRECTV Financing LLC SOFR 4 M + 5.000% 10 .650 08/02/27 782,968
588,892 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7 .706 03/24/25 588,630
675,589 (a) Rackspace Technology Global, Inc SOFR 12 M + 2.750% 8 .230 02/15/28 299,117
2,024 (a) Radiate Holdco LLC SOFR 12 M + 3.250% 8 .720 09/25/26 1,630
324,970 (a) Univision Communications, Inc SOFR 12 M + 3.250% 8 .720 03/15/26 325,987
TOTAL MEDIA & ENTERTAINMENT 2,542,711
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .1%
1,300,614 (a) Avantor, Inc SOFR 12 M + 2.250% 7 .706 11/08/27 1,305,134
947,938 (a) Catalent Pharma Solutions, Inc SOFR 12 M + 2.000% 7 .471 02/22/28 932,179
1,977,968 (a) Elanco Animal Health Inc SOFR 1 M + 1.750% 1 .750 08/01/27 1,968,355
626,876 (a) Grifols Worldwide Operations USA, Inc SOFR 4 M + 2.000% 7 .538 11/15/27 627,660
4,390,856 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .970 05/05/28 4,419,199
1,995,088 (a) Organon & Co SOFR 12 M + 3.000% 8 .472 06/02/28 2,002,579
293,288 (a) Perrigo Investments LLC SOFR 12 M + 2.250% 7 .706 04/20/29 293,409
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,548,515
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
45,695 (a) Cushman & Wakefield plc SOFR 12 M + 2.750% 8 .220 08/21/25 45,695
464,980 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 3.250% 8 .706 01/31/30 462,365
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 508,060
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
573,875 (a) Bright Bidco BV SOFR 4 M + 9.000% 14 .390 10/31/27 204,205
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 204,205
SOFTWARE & SERVICES - 0 .3%
145,159 (a) Avaya, Inc SOFR 12 M + 8.500% 13 .856 08/01/28 128,768
2,964,869 (a) Boxer Parent Co, Inc SOFR 12 M + 4.250% 9 .606 12/29/28 2,978,774
771,750 (a) Camelot US Acquisition SOFR 12 M + 3.000% 8 .470 10/30/26 774,065
651,700 (a) CCC Intelligent Solutions, Inc SOFR 12 M + 2.250% 7 .720 09/21/28 652,788
989,770 (a) Epicor Software Corp SOFR 12 M + 3.250% 8 .720 07/30/27 994,456
835,125 (a) Informatica LLC SOFR 12 M + 2.750% 8 .220 10/27/28 837,910
1,984,887 (a) Instructure Holdings, Inc SOFR 2 M + 2.750% 8 .679 10/30/28 1,997,292
4,369 (a) Magenta Buyer LLC SOFR 4 M + 5.000% 10 .645 07/27/28 3,127
3,985,578 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .456 09/12/29 3,996,160
4,263,950 (a) Open Text Corp SOFR 12 M + 2.750% 8 .206 01/31/30 4,278,895
706,667 (a) Peraton Corp SOFR 12 M + 3.750% 9 .206 02/01/28 709,318
464,313 (a) RealPage, Inc SOFR 12 M + 3.000% 8 .470 04/24/28 461,731
1,712,500 (a) Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 9 .106 02/24/28 1,719,872
2,207,037 (a) Sophia LP LIBOR 1 M + 3.750% 8 .230 10/07/27 2,214,453
2,992,797 (a) SS&C Technologies, Inc SOFR 1 M + 2.250% 7 .706 03/22/29 3,001,281
1,778,416 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .706 03/22/29 1,783,457
1,979,798 (a) UKG, Inc SOFR 3 M + 3.250% 3 .250 05/04/26 1,987,697

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 334,724 (a) West Technology Group LLC SOFR 4 M + 4.000% 9 .633% 04/10/27 $ 319,871
TOTAL SOFTWARE & SERVICES 28,839,915
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
382,039 (a) CommScope, Inc SOFR 12 M + 3.250% 8 .720 04/06/26 342,642
264,463 (a) Ingram Micro, Inc SOFR 4 M + 3.000% 8 .610 06/30/28 265,620
605,688 (a) MLN US Holdco LLC SOFR 4 M + 4.500% 9 .972 11/30/25 70,663
379,683 (a) MLN US Holdco LLC SOFR 1 M + 6.800% 11 .154 10/18/27 74,670
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 753,595
TELECOMMUNICATION SERVICES - 0 .1%
194,000 (a) Cablevision Lightpath LLC SOFR 12 M + 3.250% 8 .726 11/30/27 193,879
940,000 (a) Coral-US Co-Borrower LLC SOFR 4 M + 3.000% 8 .543 10/15/29 939,610
959,261 (a) SFR Group S.A. LIBOR 4 M + 3.688% 9 .343 01/31/26 903,024
2,950,000 (a) Virgin Media Bristol LLC SOFR 12 M + 2.500% 7 .976 01/31/28 2,944,675
TOTAL TELECOMMUNICATION SERVICES 4,981,188
TRANSPORTATION - 0 .1%
246,250 (a) Air Canada SOFR 4 M + 3.500% 9 .139 08/11/28 247,308
675,000 (a) American Airlines, Inc SOFR 4 M + 4.750% 10 .427 04/20/28 694,460
1,672,439 (a) Hertz Corp SOFR 12 M + 3.250% 8 .720 06/30/28 1,669,830
323,272 (a) Hertz Corp SOFR 1 M + 3.500% 8 .720 06/30/28 322,768
1,773,888 (a) Kestrel Bidco, Inc SOFR 12 M + 3.000% 8 .455 12/11/26 1,773,613
385,000 (a) Mileage Plus Holdings LLC SOFR 4 M + 5.250% 10 .770 06/21/27 398,750
220,000 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9 .166 10/20/27 225,614
642,032 (a) XPO, Inc SOFR 1 M + 2.000% 0 .000 05/24/28 645,525
TOTAL TRANSPORTATION 5,977,868
UTILITIES - 0 .1%
653,019 (a) Calpine Corp SOFR 12 M + 2.500% 7 .970 12/16/27 655,086
2,396,352 (a),(b) Talen Energy Supply LLC SOFR 1 M + 4.500% 9 .869 05/17/30 2,413,330
427,662 (a),(b) Talen Energy Supply LLC SOFR 4 M + 4.500% 9 .869 05/17/30 430,692
884,734 (a) Vistra Operations Co LLC SOFR 1 M + 1.750% 7 .213 12/31/25 885,880
TOTAL UTILITIES 4,384,988
TOTAL BANK LOAN OBLIGATIONS 163,957,252
(Cost $165,952,007)
CORPORATE BONDS - 34 .0%
AUTOMOBILES & COMPONENTS - 0 .9%
4,500,000 (d) Adient Global Holdings Ltd 4 .875 08/15/26 4,400,381
2,060,000 (d) Clarios Global LP 6 .750 05/15/28 2,101,643
225,000 (e) Dana, Inc 5 .375 11/15/27 223,449
225,000 (e) Dana, Inc 5 .625 06/15/28 221,832
325,000 Dana, Inc 4 .250 09/01/30 288,056
5,000,000 Ford Motor Credit Co LLC 3 .664 09/08/24 4,920,196
7,075,000 Ford Motor Credit Co LLC 6 .950 03/06/26 7,248,010
7,920,000 Ford Motor Credit Co LLC 7 .350 03/06/30 8,508,463
4,150,000 General Motors Co 6 .125 10/01/25 4,205,760
2,100,000 General Motors Co 5 .400 10/15/29 2,137,381
4,390,000 General Motors Financial Co, Inc 2 .750 06/20/25 4,220,891
1,400,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,415,938
10,900,000 General Motors Financial Co, Inc 5 .000 04/09/27 10,875,484
3,550,000 (e) General Motors Financial Co, Inc 5 .850 04/06/30 3,660,952
9,850,000 General Motors Financial Co, Inc 2 .700 06/10/31 8,258,808
3,450,000 General Motors Financial Co, Inc 5 .700 N/A(f) 3,186,043
2,000,000 General Motors Financial Co, Inc 5 .750 N/A(f) 1,774,000
2,000,000 (e) Goodyear Tire & Rubber Co 5 .000 07/15/29 1,889,652
5,000,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 4,575,206
3,000,000 (d) Hyundai Capital Services, Inc 2 .125 04/24/25 2,876,235
2,000,000 (d),(g) IHO Verwaltungs GmbH 4 .750 09/15/26 1,915,000
500,000 (d),(g) IHO Verwaltungs GmbH 6 .375 05/15/29 490,682
1,665,000 (d) Kia Corp 2 .375 02/14/25 1,612,298

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 1,750,000 Magna International, Inc 3 .625% 06/15/24 $ 1,733,380
2,000,000 (d),(e) Nemak SAB de C.V. 3 .625 06/28/31 1,661,768
2,575,000 (d) Volkswagen Group of America Finance LLC 1 .625 11/24/27 2,270,601
750,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 777,202
TOTAL AUTOMOBILES & COMPONENTS 87,449,311
BANKS - 7 .6%
1,525,000 (d) Access Bank plc 6 .125 09/21/26 1,362,893
1,350,000 (d) Akbank T.A.S. 6 .800 02/06/26 1,353,375
1,500,000 (d) Akbank T.A.S. 6 .800 06/22/31 1,479,552
2,995,000 (d) Australia & New Zealand Banking Group Ltd 2 .950 07/22/30 2,844,114
5,000,000 (d) Australia & New Zealand Banking Group Ltd 6 .750 N/A(f) 5,032,490
3,800,000 (e) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A(f) 4,064,431
2,100,000 (d) Banco de Credito del Peru 2 .700 01/11/25 2,037,952
1,012,000 (d) Banco de Credito e Inversiones S.A. 2 .875 10/14/31 857,989
1,725,000 (d) Banco Industrial S.A. 4 .875 01/29/31 1,620,035
3,300,000 (d) Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 3,151,500
1,725,000 (d) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,467,505
4,000,000 Banco Santander S.A. 5 .294 08/18/27 4,012,054
4,200,000 Banco Santander S.A. 3 .800 02/23/28 3,957,682
5,200,000 Banco Santander S.A. 6 .921 08/08/33 5,541,461
2,400,000 Banco Santander S.A. 9 .625 N/A(f) 2,622,000
2,000,000 Banco Santander S.A. 7 .500 N/A(f) 2,000,000
5,400,000 Banco Santander S.A. 4 .750 N/A(f) 4,550,803
1,825,000 Bancolombia S.A. 4 .625 12/18/29 1,690,999
2,600,000 (d) Bangkok Bank PCL 3 .466 09/23/36 2,180,837
2,500,000 (d) Banistmo S.A. 4 .250 07/31/27 2,262,680
4,000,000 (d) Bank Hapoalim BM 3 .255 01/21/32 3,459,040
8,000,000 (d) Bank Leumi Le-Israel BM 3 .275 01/29/31 7,221,200
10,000,000 Bank of America Corp 4 .000 01/22/25 9,865,263
1,000,000 Bank of America Corp 4 .450 03/03/26 988,989
23,880,000 Bank of America Corp 2 .592 04/29/31 20,579,541
76,000,000 Bank of America Corp 5 .288 04/25/34 76,174,901
25,000,000 Bank of America Corp 5 .872 09/15/34 26,169,254
8,925,000 Bank of America Corp 2 .676 06/19/41 6,380,300
1,150,000 Bank of America Corp 4 .375 N/A(f) 1,024,910
5,000,000 Bank of America Corp 6 .250 N/A(f) 4,953,947
14,700,000 Bank of America Corp 6 .100 N/A(f) 14,560,468
7,000,000 Barclays plc 3 .932 05/07/25 6,951,398
600,000 Barclays plc 2 .279 11/24/27 551,285
4,700,000 Barclays plc 3 .330 11/24/42 3,472,827
2,225,000 Barclays plc 9 .625 N/A(f) 2,311,219
6,500,000 Barclays PLC 8 .000 N/A(f) 6,455,309
455,000 (d) BBVA Bancomer S.A. 5 .350 11/12/29 447,756
3,350,000 (d) BBVA Bancomer S.A. 5 .125 01/18/33 3,035,016
5,550,000 (d) BNP Paribas S.A. 2 .819 11/19/25 5,407,958
5,895,000 (d) BNP Paribas S.A. 1 .904 09/30/28 5,236,820
2,800,000 (d) BNP Paribas S.A. 2 .588 08/12/35 2,298,264
16,225,000 (d) BNP Paribas S.A. 7 .750 N/A(f) 16,561,993
7,906,000 (d) BNP Paribas S.A. 7 .375 N/A(f) 7,916,981
4,025,000 Citigroup, Inc 3 .200 10/21/26 3,837,970
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,155,983
5,150,000 Citigroup, Inc 4 .125 07/25/28 4,945,340
20,000,000 Citigroup, Inc 2 .572 06/03/31 17,084,338
12,750,000 Citigroup, Inc 4 .910 05/24/33 12,483,084
21,500,000 (e) Citigroup, Inc 6 .270 11/17/33 23,005,234
4,900,000 Citigroup, Inc 6 .250 N/A(f) 4,836,288
8,425,000 Citigroup, Inc 7 .625 N/A(f) 8,602,768
7,500,000 Citigroup, Inc 4 .000 N/A(f) 6,903,090
6,315,000 (d) Cooperatieve Rabobank UA 1 .339 06/24/26 5,952,572
4,175,000 Cooperatieve Rabobank UA 3 .750 07/21/26 3,997,122
12,000,000 (d) Credit Agricole S.A. 8 .125 N/A(f) 12,221,088

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,150,000 (d) Development Bank of Kazakhstan JSC 2 .950% 05/06/31 $ 937,250
1,675,000 (d) Grupo Aval Ltd 4 .375 02/04/30 1,421,947
2,160,000 (d) Hana Bank 3 .500 N/A(f) 1,955,608
625,000 HSBC Holdings plc 3 .900 05/25/26 608,399
11,915,000 HSBC Holdings plc 4 .292 09/12/26 11,662,962
14,500,000 HSBC Holdings plc 2 .251 11/22/27 13,309,119
1,850,000 HSBC Holdings plc 2 .013 09/22/28 1,646,971
6,800,000 HSBC Holdings plc 7 .390 11/03/28 7,286,453
3,850,000 HSBC Holdings plc 3 .973 05/22/30 3,595,867
2,430,000 HSBC Holdings plc 2 .848 06/04/31 2,089,516
590,000 HSBC Holdings plc 6 .800 06/01/38 629,866
10,000,000 HSBC Holdings plc 8 .000 N/A(f) 10,292,880
360,000 (e) Huntington Bancshares, Inc 4 .000 05/15/25 353,003
UGX 8,000,000,000 (d),(h) ICBC Standard Bank plc 14 .250 06/26/34 1,887,323
2,875,000 (d) ICICI Bank Ltd 3 .800 12/14/27 2,754,682
8,225,000 (d) ING Groep NV 1 .400 07/01/26 7,739,327
400,000 ING Groep NV 3 .950 03/29/27 386,992
11,000,000 (e) ING Groep NV 6 .500 N/A(f) 10,712,758
3,000,000 (d) Intercorp Financial Services, Inc 4 .125 10/19/27 2,733,510
8,150,000 JPMorgan Chase & Co 2 .301 10/15/25 7,941,550
2,500,000 JPMorgan Chase & Co 3 .200 06/15/26 2,412,213
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,472,605
10,905,000 JPMorgan Chase & Co 3 .702 05/06/30 10,262,576
3,810,000 JPMorgan Chase & Co 1 .953 02/04/32 3,097,130
10,000,000 JPMorgan Chase & Co 4 .912 07/25/33 9,887,301
24,675,000 JPMorgan Chase & Co 5 .350 06/01/34 25,026,233
5,625,000 JPMorgan Chase & Co 6 .254 10/23/34 6,097,427
3,275,000 JPMorgan Chase & Co 2 .525 11/19/41 2,315,567
14,550,000 JPMorgan Chase & Co 3 .157 04/22/42 11,237,560
700,000 JPMorgan Chase & Co 4 .260 02/22/48 618,356
6,535,000 JPMorgan Chase & Co 5 .000 N/A(f) 6,415,839
13,200,000 JPMorgan Chase & Co 6 .100 N/A(f) 13,127,574
7,380,000 JPMorgan Chase & Co 3 .650 N/A(f) 6,753,689
9,800,000 Lloyds Banking Group plc 7 .500 N/A(f) 9,597,047
7,150,000 M&T Bank Corp 3 .500 N/A(f) 5,247,149
7,200,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 6,953,928
2,070,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 1,953,341
3,000,000 (d) Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,656,464
2,900,000 NatWest Group plc 5 .516 09/30/28 2,915,386
8,000,000 (d) NBK SPC Ltd 1 .625 09/15/27 7,240,928
3,000,000 (d) NBK Tier  Financing Ltd 3 .625 N/A(f) 2,698,500
5,470,000 (d) Nordea Bank Abp 6 .625 N/A(f) 5,408,375
4,720,000 PNC Bank NA 2 .700 10/22/29 4,137,454
1,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 1,491,267
4,105,000 PNC Financial Services Group, Inc 3 .400 N/A(f) 3,283,691
6,000,000 PNC Financial Services Group, Inc 6 .200 N/A(f) 5,833,427
2,070,000 (d) Societe Generale S.A. 1 .375 07/08/25 1,957,540
4,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 4,352,894
5,100,000 Toronto-Dominion Bank 4 .285 09/13/24 5,057,926
1,300,000 Toronto-Dominion Bank 3 .625 09/15/31 1,247,215
1,960,000 Truist Bank 2 .250 03/11/30 1,624,499
1,960,000 Truist Financial Corp 1 .200 08/05/25 1,839,432
4,500,000 Truist Financial Corp 5 .100 N/A(f) 4,077,921
7,000,000 Truist Financial Corp 4 .950 N/A(f) 6,698,215
1,500,000 (d) Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,476,300
6,300,000 UniCredit SpA 8 .000 N/A(f) 6,262,200
3,000,000 (d) United Overseas Bank Ltd 1 .250 04/14/26 2,772,531
1,400,000 (d) United Overseas Bank Ltd 3 .750 04/15/29 1,392,949
3,700,000 (d) United Overseas Bank Ltd 2 .000 10/14/31 3,369,628
3,400,000 US Bancorp 4 .839 02/01/34 3,256,670
1,600,000 Wells Fargo & Co 3 .750 01/24/24 1,597,837

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,425,000 Wells Fargo & Co 3 .550% 09/29/25 $ 3,346,533
10,475,000 Wells Fargo & Co 2 .393 06/02/28 9,594,312
6,400,000 Wells Fargo & Co 6 .303 10/23/29 6,745,100
10,575,000 Wells Fargo & Co 3 .900 N/A(f) 9,770,841
9,500,000 Wells Fargo & Co 5 .875 N/A(f) 9,400,976
6,825,000 Wells Fargo & Co 7 .625 N/A(f) 7,161,548
8,000,000 Wells Fargo & Co 5 .900 N/A(f) 7,915,660
TOTAL BANKS 743,145,605
CAPITAL GOODS - 1 .3%
1,000,000 AECOM 5 .125 03/15/27 992,799
4,500,000 (d) AerCap Global Aviation 6 .500 06/15/45 4,506,705
5,000,000 AerCap Ireland Capital DAC 3 .875 01/23/28 4,764,896
12,975,000 AerCap Ireland Capital DAC 3 .000 10/29/28 11,846,026
1,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 1,006,731
1,354,000 Air Lease Corp 3 .000 02/01/30 1,201,226
3,140,000 Air Lease Corp 3 .125 12/01/30 2,746,412
2,430,000 (d) Airbus SE 3 .150 04/10/27 2,323,248
1,395,000 (d) Albion Financing 1 SARL 6 .125 10/15/26 1,381,831
650,000 (d) BAE Systems plc 1 .900 02/15/31 534,221
705,000 (d) Beacon Roofing Supply, Inc 6 .500 08/01/30 720,843
17,400,000 Boeing Co 2 .196 02/04/26 16,441,032
1,350,000 Boeing Co 3 .250 02/01/28 1,280,855
6,900,000 Boeing Co 2 .950 02/01/30 6,216,390
1,825,000 Boeing Co 3 .250 02/01/35 1,539,145
3,600,000 Boeing Co 5 .705 05/01/40 3,722,164
8,700,000 Boeing Co 5 .805 05/01/50 9,009,295
1,160,000 (d) Chart Industries, Inc 7 .500 01/01/30 1,212,486
975,000 (d) Chart Industries, Inc 9 .500 01/01/31 1,059,017
1,075,000 (d) Embraer Netherlands Finance BV 7 .000 07/28/30 1,127,671
3,075,000 (d) H&E Equipment Services, Inc 3 .875 12/15/28 2,796,145
500,000 Icahn Enterprises LP 4 .750 09/15/24 496,954
6,000,000 (d) Israel Electric Corp Ltd 4 .250 08/14/28 5,600,880
675,000 (d) James Hardie International Finance DAC 5 .000 01/15/28 652,951
7,145,000 John Deere Capital Corp 2 .000 06/17/31 6,063,135
6,450,000 L3Harris Technologies, Inc 5 .400 07/31/33 6,706,349
850,000 Lockheed Martin Corp 1 .850 06/15/30 728,565
5,775,000 Northrop Grumman Corp 3 .250 01/15/28 5,518,467
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 10,429,202
6,500,000 Raytheon Technologies Corp 6 .000 03/15/31 6,924,403
1,800,000 (d) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 1,910,700
2,500,000 (d) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,726,025
500,000 Trane Technologies Global Holding Co Ltd 3 .750 08/21/28 487,336
3,750,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 3,629,251
1,575,000 (d) TransDigm, Inc 6 .875 12/15/30 1,622,250
925,000 (d) TransDigm, Inc 7 .125 12/01/31 969,321
425,000 (d) WESCO Distribution, Inc 7 .250 06/15/28 436,826
1,595,000 (d) Windsor Holdings III LLC 8 .500 06/15/30 1,666,820
TOTAL CAPITAL GOODS 131,998,573
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
1,655,000 (d) ADT Corp 4 .875 07/15/32 1,530,859
5,000,000 (d) Allied Universal Holdco LLC 6 .625 07/15/26 4,973,744
325,000 (d) ASGN, Inc 4 .625 05/15/28 308,751
1,000,000 (d) Garda World Security Corp 4 .625 02/15/27 964,190
745,000 (d) Garda World Security Corp 7 .750 02/15/28 770,784
150,000 (d) GFL Environmental, Inc 4 .250 06/01/25 147,783
1,000,000 (d) GFL Environmental, Inc 3 .750 08/01/25 976,607
125,000 (d) GFL Environmental, Inc 5 .125 12/15/26 123,675
445,000 (d) GFL Environmental, Inc 6 .750 01/15/31 458,475
1,035,000 (d) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 1,093,708
1,700,000 (d) MPH Acquisition Holdings LLC 5 .500 09/01/28 1,522,188

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 2,125,000 (d) Prime Security Services Borrower LLC 5 .750% 04/15/26 $ 2,136,513
1,300,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 1,205,354
2,655,000 (d) Prime Security Services Borrower LLC 6 .250 01/15/28 2,639,518
2,225,000 Republic Services, Inc 2 .900 07/01/26 2,135,917
420,000 Verisk Analytics, Inc 3 .625 05/15/50 317,614
1,235,000 Waste Management, Inc 1 .500 03/15/31 1,009,276
1,500,000 Waste Management, Inc 2 .500 11/15/50 996,309
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 23,311,265
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
2,670,000 (d),(e) Asbury Automotive Group, Inc 4 .625 11/15/29 2,471,354
755,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 686,146
3,275,000 AutoZone, Inc 1 .650 01/15/31 2,656,601
1,950,000 Diageo Capital plc 2 .000 04/29/30 1,684,114
550,000 (d) Group 1 Automotive, Inc 4 .000 08/15/28 510,052
4,500,000 (c),(d) JSM Global Sarl 4 .750 10/20/30 889,670
1,000,000 Kohl's Corp 4 .625 05/01/31 785,001
925,000 (d),(e) L Brands, Inc 6 .625 10/01/30 945,398
800,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 743,132
535,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 558,382
850,000 (d) Lithia Motors, Inc 4 .625 12/15/27 816,785
7,450,000 Lowe's Cos, Inc 4 .250 04/01/52 6,307,148
1,950,000 (d),(e) Macy's Retail Holdings LLC 5 .875 04/01/29 1,871,876
2,450,000 (d) Macy's Retail Holdings LLC 6 .125 03/15/32 2,318,080
4,900,000 (d) Magic Mergeco, Inc 5 .250 05/01/28 3,873,866
437,000 (d) Myriad International Holdings BV 4 .850 07/06/27 421,076
4,215,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,095,588
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,096,187
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 2,023,070
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 7,722,099
1,425,000 (d),(e) Prosus NV 4 .193 01/19/32 1,229,160
1,675,000 (d) Prosus NV 4 .987 01/19/52 1,258,957
4,950,000 (d) Staples, Inc 7 .500 04/15/26 4,605,615
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 50,569,357
CONSUMER DURABLES & APPAREL - 0 .1%
5,000,000 Lennar Corp 5 .000 06/15/27 5,013,805
219,000 Newell Brands, Inc 4 .875 06/01/25 215,382
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,166,589
TOTAL CONSUMER DURABLES & APPAREL 6,395,776
CONSUMER SERVICES - 0 .2%
2,000,000 (d) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,949,983
3,285,000 (d) Churchill Downs, Inc 6 .750 05/01/31 3,334,063
4,750,000 (d) Genm Capital Labuan Ltd 3 .882 04/19/31 4,052,297
125,000 (d) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 125,047
2,200,000 (d) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,919,959
400,000 (d) International Game Technology plc 4 .125 04/15/26 388,772
540,000 (d) International Game Technology plc 6 .250 01/15/27 548,016
350,000 (d) LIGHT & WONDER INTER 7 .500 09/01/31 365,070
425,000 (d),(e) Marriott Ownership Resorts, Inc 4 .500 06/15/29 374,514
1,000,000 (d) NCL Corp Ltd 5 .875 03/15/26 977,158
1,000,000 (d) NCL Corp Ltd 8 .375 02/01/28 1,058,895
2,335,000 Sands China Ltd 2 .550 03/08/27 2,122,814
1,400,000 Sands China Ltd 5 .900 08/08/28 1,388,308
1,175,000 (d) Wynn Macau Ltd 5 .625 08/26/28 1,088,196
TOTAL CONSUMER SERVICES 19,693,092
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .3%
3,505,000 (d) Albertsons Cos, Inc 6 .500 02/15/28 3,546,878
3,975,000 Costco Wholesale Corp 1 .600 04/20/30 3,405,055
3,000,000 Kroger Co 3 .875 10/15/46 2,354,126
730,000 SYSCO Corp 3 .750 10/01/25 712,293

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 1,000,000 SYSCO Corp 6 .000% 01/17/34 $ 1,082,497
3,700,000 SYSCO Corp 3 .150 12/14/51 2,650,080
785,000 (d) US Foods, Inc 6 .875 09/15/28 808,048
3,600,000 Walmart, Inc 1 .050 09/17/26 3,307,703
294,000 Walmart, Inc 2 .375 09/24/29 267,719
5,155,000 Walmart, Inc 1 .800 09/22/31 4,368,081
3,900,000 Walmart, Inc 2 .500 09/22/41 2,887,515
5,150,000 Walmart, Inc 4 .500 04/15/53 5,004,038
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 30,394,033
ENERGY - 3 .3%
2,500,000 (d) Antero Midstream Partners LP 5 .750 01/15/28 2,475,083
1,875,000 (d) Archrock Partners LP 6 .250 04/01/28 1,846,875
875,000 Cenovus Energy, Inc 2 .650 01/15/32 725,090
2,367,000 Cenovus Energy, Inc 5 .400 06/15/47 2,234,264
4,250,000 Cheniere Energy Partners LP 3 .250 01/31/32 3,621,135
300,000 Chevron USA, Inc 3 .900 11/15/24 296,922
1,440,000 (d) Civitas Resources, Inc 8 .375 07/01/28 1,503,281
640,000 (d) Civitas Resources, Inc 8 .625 11/01/30 678,862
1,750,000 (d) Civitas Resources, Inc 8 .750 07/01/31 1,862,957
2,000,000 (d) Cosan Ltd 5 .500 09/20/29 1,903,948
4,600,000 Diamondback Energy, Inc 4 .400 03/24/51 3,804,903
1,790,000 (d) DT Midstream, Inc 4 .125 06/15/29 1,646,770
1,490,000 (d) DT Midstream, Inc 4 .375 06/15/31 1,344,031
2,500,000 Ecopetrol S.A. 5 .375 06/26/26 2,450,804
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 1,040,525
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,929,999
2,675,000 (d) Empresa Nacional del Petroleo 3 .450 09/16/31 2,248,235
6,875,000 Enbridge, Inc 5 .700 03/08/33 7,145,855
1,960,000 Enbridge, Inc 2 .500 08/01/33 1,605,070
10,350,000 Enbridge, Inc 5 .750 07/15/80 9,547,875
2,424,000 (d) Energean Israel Finance Ltd 4 .875 03/30/26 2,230,080
1,450,000 (d) Energean Israel Finance Ltd 8 .500 09/30/33 1,380,068
2,440,000 Energy Transfer LP 2 .900 05/15/25 2,364,229
2,675,000 Energy Transfer LP 4 .750 01/15/26 2,657,517
8,000,000 Energy Transfer LP 5 .250 04/15/29 8,059,843
1,235,000 Energy Transfer LP 3 .750 05/15/30 1,146,855
8,600,000 Energy Transfer LP 5 .750 02/15/33 8,866,419
4,100,000 Energy Transfer LP 6 .550 12/01/33 4,449,730
450,000 Energy Transfer LP 5 .400 10/01/47 419,302
4,100,000 Energy Transfer LP 6 .250 04/15/49 4,239,823
4,625,000 Energy Transfer LP 5 .000 05/15/50 4,123,514
1,670,000 Energy Transfer Operating LP 5 .500 06/01/27 1,690,344
500,000 (d) EnLink Midstream LLC 5 .625 01/15/28 494,341
745,000 (d) EnLink Midstream LLC 6 .500 09/01/30 760,623
1,250,000 Enterprise Products Operating LLC 3 .700 02/15/26 1,230,856
3,707,000 Enterprise Products Operating LLC 3 .125 07/31/29 3,467,224
900,000 Enterprise Products Operating LLC 2 .800 01/31/30 813,925
1,425,000 Enterprise Products Operating LLC 4 .250 02/15/48 1,251,402
2,300,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,994,973
4,575,000 Enterprise Products Operating LLC 3 .200 02/15/52 3,333,785
6,575,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,871,724
276,000 (d) EQM Midstream Partners LP 6 .000 07/01/25 275,873
1,200,000 (d) EQM Midstream Partners LP 6 .500 07/01/27 1,221,878
1,900,000 (d) EQM Midstream Partners LP 4 .500 01/15/29 1,794,980
850,000 (d) EQT Corp 3 .125 05/15/26 806,488
2,548,320 (d) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,209,652
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,270,268
3,000,000 Genesis Energy LP 8 .000 01/15/27 3,049,725
490,000 Genesis Energy LP 8 .250 01/15/29 504,232
1,450,000 (d) Hilcorp Energy I LP 5 .750 02/01/29 1,400,258
1,450,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 1,397,641

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,000,000 (d) Hilcorp Energy I LP 8 .375% 11/01/33 $ 2,118,880
1,200,000 (d) KazMunayGas National Co JSC 5 .375 04/24/30 1,188,604
3,500,000 (d) KazMunayGas National Co JSC 3 .500 04/14/33 2,903,299
2,000,000 (d) Kinetik Holdings LP 6 .625 12/15/28 2,037,622
1,325,000 (d) Kosmos Energy Ltd 7 .750 05/01/27 1,234,578
1,525,000 (d) Leviathan Bond Ltd 6 .125 06/30/25 1,475,437
5,000,000 Marathon Petroleum Corp 4 .700 05/01/25 4,966,110
13,040,000 Marathon Petroleum Corp 3 .800 04/01/28 12,462,313
1,000,000 Marathon Petroleum Corp 4 .750 09/15/44 891,642
2,750,000 Marathon Petroleum Corp 5 .000 09/15/54 2,426,099
1,500,000 (d) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,520,981
5,000,000 (d) MEG Energy Corp 5 .875 02/01/29 4,858,211
710,000 (d) Midwest Connector Capital Co LLC 4 .625 04/01/29 683,554
4,475,000 MPLX LP 1 .750 03/01/26 4,186,066
16,235,000 MPLX LP 2 .650 08/15/30 14,009,540
2,935,000 MPLX LP 4 .700 04/15/48 2,529,417
642,000 (e) Murphy Oil Corp 5 .875 12/01/27 638,738
1,140,000 NAK Naftogaz Ukraine via Kondor Finance plc 7 .650 07/31/24 769,500
7,735,000 (d) Northern Natural Gas Co 3 .400 10/16/51 5,435,288
325,000 Occidental Petroleum Corp 5 .500 12/01/25 324,934
475,000 Occidental Petroleum Corp 5 .550 03/15/26 478,434
5,000,000 Occidental Petroleum Corp 3 .500 08/15/29 4,433,000
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,165,480
1,450,000 (d) Oleoducto Central S.A. 4 .000 07/14/27 1,346,787
7,750,000 ONEOK, Inc 4 .500 03/15/50 6,488,305
2,000,000 (d) Parkland Corp 4 .500 10/01/29 1,832,940
1,260,000 (d) Parkland Corp 4 .625 05/01/30 1,159,200
1,210,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 1,248,324
6,200,000 (d) Pertamina Persero PT 1 .400 02/09/26 5,734,502
850,000 (d) Pertamina Persero PT 3 .650 07/30/29 801,238
1,667,000 Petrobras Global Finance BV 5 .999 01/27/28 1,694,802
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,190,526
767,000 (d) Petroleos del Peru S.A. 4 .750 06/19/32 547,817
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 2,155,950
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 5,181,143
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 2,133,493
2,950,000 (d) Petronas Energy Canada Ltd 2 .112 03/23/28 2,674,157
15,790,000 Phillips 66 2 .150 12/15/30 13,297,100
2,400,000 Phillips 66 3 .300 03/15/52 1,718,387
860,000 Phillips 66 Co 3 .150 12/15/29 786,704
775,000 Phillips 66 Co 4 .680 02/15/45 700,791
2,050,000 (d) Promigas S.A. ESP 3 .750 10/16/29 1,822,930
3,000,000 (d) Qatar Petroleum 2 .250 07/12/31 2,550,870
1,150,000 (d) S.A. Global Sukuk Ltd 0 .946 06/17/24 1,124,125
8,670,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 8,826,027
6,365,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 6,220,298
1,067,000 (d) Saka Energi Indonesia PT 4 .450 05/05/24 1,055,797
3,175,000 (d) Saudi Arabian Oil Co 2 .250 11/24/30 2,726,468
645,000 (d) Shelf Drilling Holdings Ltd 9 .625 04/15/29 631,173
1,975,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,901,324
1,150,000 Sunoco LP 4 .500 05/15/29 1,068,259
2,525,000 Targa Resources Corp 4 .200 02/01/33 2,321,570
300,000 Targa Resources Partners LP 6 .500 07/15/27 303,960
1,700,000 (d) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,597,276
4,000,000 (d) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,381,160
1,450,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 1,126,799
5,550,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 4,068,504
7,835,000 TransCanada Trust 5 .500 09/15/79 6,683,104
1,054,500 (d) Transocean, Inc 8 .750 02/15/30 1,101,700
834,000 (d) Tullow Oil plc 10 .250 05/15/26 744,137
2,260,000 USA Compression Partners LP 6 .875 04/01/26 2,250,468

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 500,000 USA Compression Partners LP 6 .875% 09/01/27 $ 494,074
2,000,000 (d) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,762,012
2,205,000 (d) Venture Global LNG, Inc 8 .125 06/01/28 2,226,823
3,000,000 (d) Venture Global LNG, Inc 9 .875 02/01/32 3,124,917
7,050,000 Williams Cos, Inc 2 .600 03/15/31 6,027,904
5,550,000 Williams Cos, Inc 5 .650 03/15/33 5,797,623
TOTAL ENERGY 320,059,251
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .9%
6,850,000 Agree LP 2 .000 06/15/28 5,939,972
5,450,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 5,326,093
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 435,201
675,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 647,572
2,775,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 2,778,317
1,900,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 1,479,087
2,700,000 American Tower Corp 2 .950 01/15/25 2,634,137
600,000 American Tower Corp 3 .375 10/15/26 574,748
1,200,000 American Tower Corp 3 .600 01/15/28 1,142,988
5,370,000 American Tower Corp 1 .500 01/31/28 4,691,328
5,800,000 American Tower Corp 3 .800 08/15/29 5,506,168
6,950,000 American Tower Corp 2 .900 01/15/30 6,184,828
1,375,000 American Tower Corp 2 .100 06/15/30 1,153,367
890,000 American Tower Corp 1 .875 10/15/30 729,519
1,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,102,804
2,225,000 Brixmor Operating Partnership LP 3 .850 02/01/25 2,177,044
8,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 7,286,933
2,000,000 Camden Property Trust 4 .250 01/15/24 1,998,583
400,000 Crown Castle, Inc 3 .650 09/01/27 380,236
7,625,000 Crown Castle, Inc 2 .250 01/15/31 6,313,943
2,900,000 CubeSmart LP 2 .250 12/15/28 2,560,724
1,474,000 CubeSmart LP 2 .000 02/15/31 1,202,250
1,525,000 Digital Realty Trust LP 3 .600 07/01/29 1,430,054
7,735,000 Essential Properties LP 2 .950 07/15/31 6,082,692
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,970,398
3,200,000 Essex Portfolio LP 3 .000 01/15/30 2,853,278
2,275,000 Extra Space Storage LP 2 .400 10/15/31 1,876,798
1,225,000 Federal Realty OP LP 1 .250 02/15/26 1,130,570
800,000 (d) HAT Holdings I LLC 8 .000 06/15/27 833,075
1,675,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,624,950
4,125,000 Healthcare Realty Holdings LP 3 .500 08/01/26 3,936,571
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,764,909
6,765,000 Healthcare Realty Holdings LP 3 .100 02/15/30 5,913,954
1,660,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,363,072
925,000 Healthcare Realty Holdings LP 2 .050 03/15/31 715,926
7,500,000 Highwoods Realty LP 3 .875 03/01/27 6,960,944
1,025,000 Highwoods Realty LP 4 .125 03/15/28 943,929
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,221,214
8,010,000 Highwoods Realty LP 3 .050 02/15/30 6,618,057
2,085,000 Highwoods Realty LP 2 .600 02/01/31 1,620,643
155,000 (d) Iron Mountain, Inc 7 .000 02/15/29 159,321
4,425,000 Kite Realty Group Trust 4 .750 09/15/30 4,166,743
1,200,000 Mid-America Apartments LP 3 .750 06/15/24 1,188,017
1,050,000 Mid-America Apartments LP 4 .000 11/15/25 1,031,496
7,350,000 Mid-America Apartments LP 2 .750 03/15/30 6,430,292
6,200,000 Mid-America Apartments LP 1 .700 02/15/31 5,026,889
1,700,000 Mid-America Apartments LP 2 .875 09/15/51 1,114,838
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,110,142
625,000 National Retail Properties, Inc 4 .000 11/15/25 611,476
1,850,000 National Retail Properties, Inc 3 .600 12/15/26 1,772,470
1,425,000 NNN REIT, Inc 5 .600 10/15/33 1,471,027
1,075,000 ProLogis LP 2 .875 11/15/29 975,868
1,100,000 Regency Centers LP 3 .900 11/01/25 1,066,008

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 950,000 Regency Centers LP 3 .600% 02/01/27 $ 913,396
5,885,000 Regency Centers LP 2 .950 09/15/29 5,276,903
17,050,000 (d) SBA Tower Trust 2 .836 01/15/25 16,464,655
8,398,000 (d) SBA Tower Trust 1 .884 01/15/26 7,791,340
7,500,000 (d) SBA Tower Trust 1 .631 11/15/26 6,696,438
646,000 SITE Centers Corp 3 .625 02/01/25 627,635
2,000,000 SITE Centers Corp 4 .250 02/01/26 1,949,422
2,833,000 SITE Centers Corp 4 .700 06/01/27 2,785,996
475,000 Weingarten Realty Investors 4 .450 01/15/24 474,513
1,025,000 Weingarten Realty Investors 3 .850 06/01/25 998,642
700,000 Weingarten Realty Investors 3 .250 08/15/26 662,965
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 186,873,368
FINANCIAL SERVICES - 2 .5%
4,900,000 AerCap Ireland Capital DAC 3 .500 01/15/25 4,788,916
9,050,000 AerCap Ireland Capital DAC 1 .750 01/30/26 8,404,058
2,000,000 American Express Co 2 .550 03/04/27 1,873,636
5,705,000 Bank of New York Mellon Corp 4 .700 N/A(f) 5,559,678
3,100,000 (d) BOC Aviation USA Corp 1 .625 04/29/24 3,060,653
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,377,475
5,490,000 (e) Capital One Financial Corp 3 .950 N/A(f) 4,399,899
10,800,000 Charles Schwab Corp 5 .375 N/A(f) 10,650,093
600,000 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 566,772
2,500,000 (d) Corebridge Financial, Inc 6 .050 09/15/33 2,603,606
3,475,000 Corebridge Financial, Inc 5 .750 01/15/34 3,552,022
8,325,000 (d) Credit Suisse Group AG. 2 .193 06/05/26 7,916,936
4,950,000 (d) Credit Suisse Group AG. 1 .305 02/02/27 4,530,370
4,600,000 (d) Credit Suisse Group AG. 6 .442 08/11/28 4,777,092
4,050,000 Deutsche Bank AG. 5 .371 09/09/27 4,106,972
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,428,967
3,450,000 Deutsche Bank AG. 6 .819 11/20/29 3,632,313
6,400,000 (e) Deutsche Bank AG. 6 .000 N/A(f) 5,791,923
4,200,000 Discover Bank 2 .450 09/12/24 4,100,373
5,400,000 Discover Bank 3 .450 07/27/26 5,104,860
2,275,000 Discover Bank 2 .700 02/06/30 1,927,323
2,375,000 (d) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,227,021
925,000 (d) Equitable Financial Life Global Funding 1 .400 07/07/25 871,938
870,000 (d) Equitable Financial Life Global Funding 1 .800 03/08/28 762,049
5,330,000 Fiserv, Inc 3 .500 07/01/29 5,014,612
11,270,000 Goldman Sachs Group, Inc 3 .625 02/20/24 11,234,796
5,277,000 Goldman Sachs Group, Inc 3 .500 04/01/25 5,156,984
5,800,000 Goldman Sachs Group, Inc 5 .798 08/10/26 5,856,031
5,600,000 Goldman Sachs Group, Inc 4 .482 08/23/28 5,501,133
7,410,000 Goldman Sachs Group, Inc 1 .992 01/27/32 5,987,197
7,300,000 Goldman Sachs Group, Inc 2 .615 04/22/32 6,127,683
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 396,265
1,900,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,718,072
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,733,059
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 566,259
5,900,000 Goldman Sachs Group, Inc 7 .500 N/A(f) 6,164,875
925,000 Icahn Enterprises LP 5 .250 05/15/27 830,857
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 3,173,228
1,100,000 (d) Indian Railway Finance Corp Ltd 3 .249 02/13/30 992,530
7,400,000 (d) Indian Railway Finance Corp Ltd 2 .800 02/10/31 6,355,860
475,000 Legg Mason, Inc 3 .950 07/15/24 470,928
3,425,000 (d) LPL Holdings, Inc 4 .000 03/15/29 3,169,552
2,248,250 (d) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 1,992,667
2,500,000 (d) Minejesa Capital BV 5 .625 08/10/37 2,187,500
1,040,000 Morgan Stanley 4 .000 07/23/25 1,024,965
4,444,000 Morgan Stanley 2 .188 04/28/26 4,269,149
11,950,000 Morgan Stanley 3 .125 07/27/26 11,442,748

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 685,000 Morgan Stanley 3 .950% 04/23/27 $ 664,936
3,000,000 Morgan Stanley 5 .449 07/20/29 3,056,855
5,250,000 Morgan Stanley 6 .407 11/01/29 5,563,869
15,750,000 Morgan Stanley 5 .250 04/21/34 15,748,391
3,625,000 Morgan Stanley 5 .424 07/21/34 3,678,933
5,000,000 Navient Corp 5 .000 03/15/27 4,827,274
1,000,000 (d) NFP Corp 7 .500 10/01/30 1,064,297
2,000,000 Northern Trust Corp 4 .600 N/A(f) 1,907,020
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,244,723
5,000,000 OneMain Finance Corp 4 .000 09/15/30 4,278,777
350,000 (d) PennyMac Financial Services, Inc 7 .875 12/15/29 360,278
2,975,000 (d) Power Finance Corp Ltd 3 .950 04/23/30 2,746,937
2,000,000 (d) Rocket Mortgage LLC 4 .000 10/15/33 1,699,057
1,375,000 S&P Global, Inc 4 .250 05/01/29 1,369,561
550,000 Springleaf Finance Corp 5 .375 11/15/29 515,019
550,000 (e) State Street Corp 3 .300 12/16/24 541,102
1,650,000 UBS Group AG. 3 .750 03/26/25 1,616,417
3,500,000 (d) UBS Group AG. 3 .179 02/11/43 2,588,368
580,000 Visa, Inc 3 .150 12/14/25 565,888
3,400,000 Visa, Inc 2 .700 04/15/40 2,623,248
650,000 Voya Financial, Inc 5 .700 07/15/43 635,590
TOTAL FINANCIAL SERVICES 247,678,435
FOOD, BEVERAGE & TOBACCO - 1 .3%
3,100,000 (d) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,642,654
4,901,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 4,811,842
6,875,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 6,852,568
8,910,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 8,733,951
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 10,419,454
6,250,000 BAT Capital Corp 2 .259 03/25/28 5,592,410
6,075,000 BAT Capital Corp 4 .906 04/02/30 5,969,094
12,520,000 BAT Capital Corp 2 .726 03/25/31 10,499,531
7,200,000 BAT International Finance plc 4 .448 03/16/28 7,080,929
2,160,000 (d) Becle SAB de C.V. 2 .500 10/14/31 1,738,217
3,300,000 (d) Bimbo Bakeries USA, Inc 6 .050 01/15/29 3,470,907
1,775,000 (d) BRF S.A. 4 .875 01/24/30 1,561,368
3,250,000 (d) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,798,250
3,000,000 (d) Coca-Cola Icecek AS. 4 .500 01/20/29 2,749,860
750,000 Constellation Brands, Inc 4 .400 11/15/25 741,243
2,775,000 Constellation Brands, Inc 3 .700 12/06/26 2,702,903
1,150,000 Constellation Brands, Inc 3 .150 08/01/29 1,068,780
4,540,000 Constellation Brands, Inc 2 .875 05/01/30 4,066,361
13,700,000 Constellation Brands, Inc 2 .250 08/01/31 11,511,653
2,750,000 Diageo Capital plc 2 .125 10/24/24 2,679,742
2,320,000 Diageo Capital plc 1 .375 09/29/25 2,190,063
4,075,000 Diageo Capital plc 2 .375 10/24/29 3,668,708
1,875,000 (d) Embotelladora Andina S.A. 3 .950 01/21/50 1,423,264
2,000,000 (d) Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,784,183
2,200,000 Kraft Heinz Foods Co 4 .375 06/01/46 1,920,136
1,500,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 1,470,692
5,500,000 (d) Primo Water Holdings, Inc 4 .375 04/30/29 5,067,659
3,250,000 (d) Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 3,168,478
6,325,000 (d) Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 6,191,669
TOTAL FOOD, BEVERAGE & TOBACCO 124,576,569
HEALTH CARE EQUIPMENT & SERVICES - 1 .3%
1,200,000 (e) Abbott Laboratories 5 .300 05/27/40 1,284,872
980,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 696,362
285,000 Aetna, Inc 6 .625 06/15/36 319,072
2,100,000 Boston Scientific Corp 2 .650 06/01/30 1,875,074
1,640,000 Centene Corp 2 .450 07/15/28 1,460,584
8,310,000 Centene Corp 3 .000 10/15/30 7,196,821

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 6,250,000 (d) CHS 5 .250% 05/15/30 $ 5,227,166
2,550,000 Cigna Group 3 .200 03/15/40 1,993,370
495,000 CVS Health Corp 3 .875 07/20/25 486,429
17,725,000 CVS Health Corp 1 .750 08/21/30 14,641,897
9,180,000 CVS Health Corp 1 .875 02/28/31 7,554,830
2,250,000 CVS Health Corp 4 .780 03/25/38 2,131,610
3,635,000 CVS Health Corp 2 .700 08/21/40 2,591,485
16,225,000 CVS Health Corp 5 .050 03/25/48 15,175,373
1,000,000 (d) DaVita, Inc 4 .625 06/01/30 872,395
9,160,000 Elevance Health, Inc 2 .250 05/15/30 7,930,685
2,625,000 Elevance Health, Inc 5 .125 02/15/53 2,628,382
2,815,000 HCA, Inc 5 .625 09/01/28 2,880,779
5,000,000 HCA, Inc 3 .500 09/01/30 4,532,631
3,475,000 HCA, Inc 3 .625 03/15/32 3,107,257
1,900,000 HCA, Inc 5 .500 06/15/47 1,829,165
4,600,000 HCA, Inc 4 .625 03/15/52 3,911,884
3,500,000 (d) Hologic, Inc 3 .250 02/15/29 3,173,168
10,100,000 Humana, Inc 2 .150 02/03/32 8,305,166
800,000 Humana, Inc 5 .875 03/01/33 852,234
2,325,000 McKesson Corp 5 .100 07/15/33 2,389,287
4,175,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 4,156,797
225,000 Tenet Healthcare Corp 4 .625 06/15/28 214,721
5,400,000 (e) Tenet Healthcare Corp 6 .125 10/01/28 5,384,718
2,500,000 Tenet Healthcare Corp 4 .250 06/01/29 2,327,495
3,200,000 Tenet Healthcare Corp 4 .375 01/15/30 2,965,566
1,525,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,447,783
3,700,000 UnitedHealth Group, Inc 2 .000 05/15/30 3,197,901
6,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 5,359,417
1,375,000 UnitedHealth Group, Inc 3 .750 10/15/47 1,132,327
TOTAL HEALTH CARE EQUIPMENT & SERVICES 131,234,703
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
1,170,000 (d) Coty, Inc 6 .625 07/15/30 1,201,953
3,300,000 Haleon US Capital LLC 3 .375 03/24/27 3,175,110
5,300,000 Haleon US Capital LLC 3 .625 03/24/32 4,888,710
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 9,265,773
INSURANCE - 1 .3%
2,550,000 (d) Acrisure LLC 4 .250 02/15/29 2,302,525
131,000 Aflac, Inc 6 .450 08/15/40 144,342
3,000,000 (d) AIA Group Ltd 3 .600 04/09/29 2,837,419
825,000 (d) Alliant Holdings Intermediate LLC 4 .250 10/15/27 792,866
4,360,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,460,411
6,400,000 (d) Allianz SE 6 .350 09/06/53 6,635,776
11,160,000 Aon Corp 2 .800 05/15/30 9,895,016
1,450,000 Aon Corp 5 .350 02/28/33 1,487,054
2,790,000 Aon Global Ltd 3 .500 06/14/24 2,762,078
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 3,740,066
825,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 743,642
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 6,967,381
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,253,341
1,100,000 CNA Financial Corp 5 .500 06/15/33 1,134,215
8,225,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 7,272,799
2,500,000 (d) Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,304,733
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 14,011,888
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 297,829
1,400,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 933,405
2,755,000 (d) HUB International Ltd 7 .250 06/15/30 2,909,914
1,450,000 (d) Liberty Mutual Group, Inc 3 .951 10/15/50 1,095,839
2,900,000 (d) Liberty Mutual Group, Inc 5 .500 06/15/52 2,856,288
2,850,000 MetLife, Inc 3 .600 04/10/24 2,834,026
600,000 MetLife, Inc 3 .000 03/01/25 586,900

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 525,000 MetLife, Inc 3 .600% 11/13/25 $ 515,452
1,025,000 MetLife, Inc 5 .000 07/15/52 1,017,106
5,870,000 MetLife, Inc 3 .850 N/A(f) 5,556,532
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 8,661,407
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 2,954,822
3,700,000 (d) Protective Life Global Funding 0 .781 07/05/24 3,611,426
4,000,000 Prudential Financial, Inc 5 .200 03/15/44 3,980,000
2,000,000 Prudential Financial, Inc 3 .905 12/07/47 1,633,978
5,500,000 Prudential Financial, Inc 5 .125 03/01/52 5,168,958
2,220,000 Reinsurance Group of America, Inc 3 .900 05/15/29 2,111,702
11,300,000 (d) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 10,791,500
3,900,000 (a),(d) Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .854 01/05/27 3,898,050
365,000 Willis North America, Inc 3 .600 05/15/24 361,654
TOTAL INSURANCE 130,522,340
MATERIALS - 1 .3%
4,375,000 Albemarle Corp 4 .650 06/01/27 4,295,383
3,625,000 (d) Alpek SAB de C.V. 4 .250 09/18/29 3,343,440
2,000,000 (d) Alpek SAB de C.V. 3 .250 02/25/31 1,713,258
370,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 347,118
2,725,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 2,355,589
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 6,485,796
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,069,229
5,000,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 4,347,069
1,778,000 (d) Antofagasta plc 2 .375 10/14/30 1,453,287
1,600,000 (d) Antofagasta plc 5 .625 05/13/32 1,608,254
3,225,000 (d) Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 2,821,305
1,445,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 1,507,655
3,570,000 Ball Corp 6 .875 03/15/28 3,708,880
1,850,000 Ball Corp 2 .875 08/15/30 1,587,272
10,105,000 Berry Global, Inc 1 .570 01/15/26 9,387,499
6,100,000 Berry Global, Inc 1 .650 01/15/27 5,491,990
1,500,000 (d) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 1,398,563
1,325,000 (d),(e) Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 1,224,175
1,325,000 (d) Cemex SAB de C.V. 5 .450 11/19/29 1,306,564
1,000,000 (d) Cemex SAB de C.V. 3 .875 07/11/31 894,366
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,374,429
2,725,000 (d) Constellium SE 3 .750 04/15/29 2,472,558
3,000,000 (d) Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,669,186
2,000,000 (d) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,781,496
265,000 DowDuPont, Inc 4 .493 11/15/25 263,048
1,140,000 DuPont de Nemours, Inc 4 .725 11/15/28 1,156,782
2,600,000 (d) Equate Petrochemical BV 2 .625 04/28/28 2,336,490
2,500,000 (d) FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 2,477,032
800,000 (d) Freeport Indonesia PT 4 .763 04/14/27 786,000
1,860,000 (d) Freeport Indonesia PT 5 .315 04/14/32 1,823,879
1,500,000 (d) Fresnillo plc 4 .250 10/02/50 1,146,342
4,900,000 (d) Gates Global LLC 6 .250 01/15/26 4,875,500
1,250,000 (d) Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,282,775
3,000,000 (d) Inversiones CMPC S.A. 4 .375 04/04/27 2,910,392
4,900,000 (d) Inversiones CMPC S.A. 3 .000 04/06/31 4,164,182
1,785,000 (d) Mauser Packaging Solutions Holding Co 7 .875 08/15/26 1,816,560
2,000,000 (d) Mineral Resources Ltd 8 .000 11/01/27 2,050,574
1,325,000 (d) Mineral Resources Ltd 9 .250 10/01/28 1,409,495
2,900,000 (d) Nova Chemicals Corp 4 .875 06/01/24 2,874,654
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,734,673
1,920,000 (d) OCI NV 4 .625 10/15/25 1,870,143
1,600,000 (d) OCP S.A. 3 .750 06/23/31 1,374,400
2,000,000 Olin Corp 5 .125 09/15/27 1,939,073
2,000,000 (d) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,836,092
480,000 Packaging Corp of America 3 .650 09/15/24 473,107
375,000 (d) PolyOne Corp 5 .750 05/15/25 375,011

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,750,000 Sasol Financing USA LLC 4 .375% 09/18/26 $ 1,625,313
500,000 (d) Sasol Financing USA LLC 8 .750 05/03/29 509,814
670,000 (d) Sealed Air Corp 6 .125 02/01/28 675,770
600,000 (d) Sealed Air Corp 7 .250 02/15/31 636,180
2,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 4 .250 05/07/29 1,885,487
230,000 (d) Summit Materials LLC 7 .250 01/15/31 242,352
2,950,000 (d) SunCoke Energy, Inc 4 .875 06/30/29 2,653,282
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 2,104,896
5,000,000 Suzano Austria GmbH 3 .125 01/15/32 4,148,956
4,070,000 (d) Tronox, Inc 4 .625 03/15/29 3,605,199
3,675,000 (d) UltraTech Cement Ltd 2 .800 02/16/31 3,106,017
TOTAL MATERIALS 131,813,831
MEDIA & ENTERTAINMENT - 1 .3%
2,000,000 (d) Altice Financing S.A. 5 .750 08/15/29 1,774,817
2,030,000 Baidu, Inc 1 .625 02/23/27 1,839,160
4,900,000 (d) CCO Holdings LLC 5 .125 05/01/27 4,734,231
2,500,000 (d) CCO Holdings LLC 4 .500 08/15/30 2,253,710
5,000,000 (d) CCO Holdings LLC 4 .250 02/01/31 4,369,651
6,300,000 (e) Charter Communications Operating LLC 4 .400 04/01/33 5,814,164
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,477,928
2,400,000 Charter Communications Operating LLC 5 .125 07/01/49 1,949,157
15,750,000 Charter Communications Operating LLC 4 .800 03/01/50 12,191,635
9,680,000 Charter Communications Operating LLC 3 .700 04/01/51 6,296,159
3,700,000 Comcast Corp 4 .150 10/15/28 3,648,462
4,525,000 Comcast Corp 3 .200 07/15/36 3,803,826
1,000,000 Comcast Corp 3 .900 03/01/38 893,951
21,258,000 Comcast Corp 2 .887 11/01/51 14,380,008
10,186,000 Comcast Corp 2 .937 11/01/56 6,699,535
4,100,000 (d) CSC Holdings LLC 5 .500 04/15/27 3,789,618
5,000,000 (d) CSC Holdings LLC 3 .375 02/15/31 3,647,867
985,000 (d) DIRECTV Holdings LLC 5 .875 08/15/27 925,483
2,985,000 (e) Grupo Televisa SAB 6 .625 01/15/40 3,121,478
650,000 Lamar Media Corp 3 .750 02/15/28 609,714
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,930,638
1,000,000 Lamar Media Corp 4 .000 02/15/30 916,487
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,488,237
1,275,000 (d) LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,110,698
825,000 (d) News Corp 3 .875 05/15/29 758,563
2,725,000 (d) Sirius XM Radio, Inc 4 .000 07/15/28 2,520,197
1,575,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 1,403,447
250,000 Time Warner Cable LLC 5 .875 11/15/40 226,299
1,275,000 (d) Univision Communications, Inc 4 .500 05/01/29 1,137,622
3,000,000 (d) UPC Broadband Finco BV 4 .875 07/15/31 2,640,330
2,000,000 (d) VZ Secured Financing BV 5 .000 01/15/32 1,707,443
15,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 14,372,711
800,000 Warnermedia Holdings, Inc 4 .054 03/15/29 759,032
11,175,000 Warnermedia Holdings, Inc 5 .050 03/15/42 9,851,664
2,175,000 Warnermedia Holdings, Inc 5 .141 03/15/52 1,866,924
2,325,000 (e) Weibo Corp 3 .375 07/08/30 2,004,894
TOTAL MEDIA & ENTERTAINMENT 130,915,740
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .0%
3,750,000 AbbVie, Inc 3 .200 11/21/29 3,505,461
6,875,000 AbbVie, Inc 4 .050 11/21/39 6,207,757
13,775,000 Amgen, Inc 5 .250 03/02/33 14,122,579
11,650,000 Amgen, Inc 5 .650 03/02/53 12,256,801
2,325,000 AstraZeneca Finance LLC 1 .200 05/28/26 2,151,396
450,000 AstraZeneca Finance LLC 2 .250 05/28/31 387,987
12,675,000 AstraZeneca plc 1 .375 08/06/30 10,537,065
1,500,000 (d) Avantor Funding, Inc 4 .625 07/15/28 1,449,722
2,040,000 (d) Avantor Funding, Inc 3 .875 11/01/29 1,852,560

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,065,000 Danaher Corp 2 .800% 12/10/51 $ 737,542
6,400,000 Gilead Sciences, Inc 5 .250 10/15/33 6,670,542
635,000 Gilead Sciences, Inc 4 .000 09/01/36 584,183
4,400,000 Gilead Sciences, Inc 5 .550 10/15/53 4,767,454
1,250,000 Johnson & Johnson 3 .400 01/15/38 1,107,485
2,250,000 Merck & Co, Inc 2 .750 12/10/51 1,546,564
2,500,000 (d) Organon Finance  LLC 4 .125 04/30/28 2,301,155
5,650,000 (d) Organon Finance  LLC 5 .125 04/30/31 4,829,873
2,275,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 2,280,107
18,375,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 18,758,745
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 3,240,649
695,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 665,462
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 99,961,089
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,168,888
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,171,150
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,340,038
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
15,542,000 (d) Broadcom, Inc 4 .926 05/15/37 15,040,465
260,000 Intel Corp 3 .150 05/11/27 249,879
1,150,000 Intel Corp 3 .734 12/08/47 934,037
4,735,000 NVIDIA Corp 2 .000 06/15/31 4,058,478
1,650,000 (d) NXP BV 2 .700 05/01/25 1,590,325
2,650,000 NXP BV 3 .875 06/18/26 2,581,840
1,975,000 NXP BV 4 .400 06/01/27 1,949,518
1,200,000 NXP BV 3 .400 05/01/30 1,102,733
2,575,000 NXP BV 3 .125 02/15/42 1,918,309
4,300,000 (d) SK Hynix, Inc 1 .500 01/19/26 3,960,464
1,100,000 Texas Instruments, Inc 2 .625 05/15/24 1,088,645
1,100,000 Texas Instruments, Inc 4 .150 05/15/48 997,435
4,000,000 Texas Instruments, Inc 5 .000 03/14/53 4,094,899
3,000,000 (d) TSMC Global Ltd 0 .750 09/28/25 2,788,139
2,000,000 (d) TSMC Global Ltd 1 .000 09/28/27 1,755,651
3,000,000 (d) TSMC Global Ltd 1 .750 04/23/28 2,674,874
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 46,785,691
SOFTWARE & SERVICES - 0 .9%
11,405,000 Adobe, Inc 2 .300 02/01/30 10,216,611
3,000,000 (d) Ahead DB Holdings LLC 6 .625 05/01/28 2,613,750
265,000 (d) CA Magnum Holdings 5 .375 10/31/26 246,450
900,000 (d) Gartner, Inc 3 .750 10/01/30 795,574
1,413,000 (d) j2 Global, Inc 4 .625 10/15/30 1,296,329
19,000,000 Microsoft Corp 2 .400 08/08/26 18,104,807
2,675,000 (d) Microsoft Corp 3 .400 09/15/26 2,607,238
1,850,000 (d) Microsoft Corp 1 .350 09/15/30 1,540,377
1,911,000 Microsoft Corp 2 .525 06/01/50 1,304,588
2,270,000 (d) NortonLifeLock, Inc 6 .750 09/30/27 2,309,337
455,000 (d) Open Text Corp 6 .900 12/01/27 473,041
2,830,000 (d) Open Text Corp 3 .875 12/01/29 2,538,040
550,000 (d) Open Text Holdings, Inc 4 .125 02/15/30 497,791
12,750,000 Oracle Corp 4 .900 02/06/33 12,691,998
11,975,000 Oracle Corp 5 .550 02/06/53 11,978,338
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,773,696
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 11,167,127
5,800,000 Salesforce, Inc 2 .700 07/15/41 4,430,100
TOTAL SOFTWARE & SERVICES 87,585,192
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
3,450,000 Amphenol Corp 2 .800 02/15/30 3,141,266
8,575,000 Apple, Inc 2 .450 08/04/26 8,173,583
19,975,000 Apple, Inc 2 .050 09/11/26 18,816,070

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 1,100,000 Apple, Inc 4 .650% 02/23/46 $ 1,085,058
1,590,000 Apple, Inc 2 .650 02/08/51 1,088,491
11,625,000 (d) Imola Merger Corp 4 .750 05/15/29 11,044,956
6,000,000 (d) Lenovo Group Ltd 3 .421 11/02/30 5,297,438
975,000 (d) Sensata Technologies BV 4 .000 04/15/29 906,082
525,000 Tyco Electronics Group S.A. 3 .700 02/15/26 513,956
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 50,066,900
TELECOMMUNICATION SERVICES - 2 .2%
5,075,000 (d) America Movil SAB de C.V. 5 .375 04/04/32 4,717,204
12,477,000 AT&T, Inc 2 .550 12/01/33 10,169,018
2,300,000 AT&T, Inc 4 .500 05/15/35 2,178,606
9,850,000 AT&T, Inc 3 .500 06/01/41 7,821,689
38,800,000 AT&T, Inc 3 .550 09/15/55 27,896,322
12,174,000 AT&T, Inc 3 .800 12/01/57 9,049,452
2,000,000 (d) Bharti Airtel Ltd 4 .375 06/10/25 1,972,027
2,750,000 (d) Bharti Airtel Ltd 3 .250 06/03/31 2,422,854
2,500,000 (d) C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,329,250
1,575,000 (d) Cable Onda S.A. 4 .500 01/30/30 1,356,777
1,225,000 (d) CT Trust 5 .125 02/03/32 1,070,603
3,850,000 (d) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 3,072,338
2,500,000 (d) Frontier Communications Holdings LLC 5 .875 10/15/27 2,415,253
1,925,000 (d) Iliad Holding SASU 6 .500 10/15/26 1,921,234
892,000 (d) Iliad Holding SASU 7 .000 10/15/28 887,619
1,500,000 (d) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,534,880
1,675,000 (d) Millicom International Cellular S.A. 4 .500 04/27/31 1,392,617
5,500,000 (d) MTN Mauritius Investment Ltd 6 .500 10/13/26 5,538,390
500,000 Orange S.A. 5 .375 01/13/42 508,641
5,000,000 Telefonica Emisiones S.A. 5 .213 03/08/47 4,632,770
2,990,000 Telefonica Emisiones S.A. 4 .895 03/06/48 2,635,370
3,000,000 (d) Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,215,325
800,000 T-Mobile USA, Inc 2 .250 02/15/26 758,064
23,850,000 T-Mobile USA, Inc 2 .625 02/15/29 21,471,533
19,910,000 T-Mobile USA, Inc 3 .875 04/15/30 18,880,687
10,800,000 T-Mobile USA, Inc 5 .050 07/15/33 10,883,974
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 954,156
4,545,000 T-Mobile USA, Inc 3 .300 02/15/51 3,283,444
15,000,000 Verizon Communications, Inc 1 .750 01/20/31 12,337,190
32,800,000 Verizon Communications, Inc 2 .550 03/21/31 28,281,759
2,568,000 Verizon Communications, Inc 2 .355 03/15/32 2,135,989
4,915,000 (d) Vmed O2 UK Financing I plc 4 .750 07/15/31 4,387,158
7,735,000 Vodafone Group plc 4 .375 02/19/43 6,742,731
5,800,000 Vodafone Group plc 4 .250 09/17/50 4,810,922
TOTAL TELECOMMUNICATION SERVICES 212,665,846
TRANSPORTATION - 0 .6%
1,000,000 (d) Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 890,720
800,000 (d) Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 718,800
2,300,000 (d) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,753,750
1,450,000 (d) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,088,515
2,750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,986,698
6,375,000 Canadian Pacific Railway Co 2 .050 03/05/30 5,455,845
2,950,000 Canadian Pacific Railway Co 3 .100 12/02/51 2,130,812
1,000,000 CSX Corp 2 .600 11/01/26 950,958
700,000 CSX Corp 3 .800 03/01/28 687,558
9,715,000 CSX Corp 4 .250 03/15/29 9,704,966
1,500,000 (d) DP World Ltd 5 .625 09/25/48 1,435,407
1,950,000 (d) Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,180,336
2,300,000 (d) ENA Master Trust 4 .000 05/19/48 1,611,035
5,000,000 (d) Mexico City Airport Trust 5 .500 07/31/47 4,300,000
3,260,000 (d) Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,138,397
3,000,000 (d) Rumo Luxembourg Sarl 5 .250 01/10/28 2,887,670

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 3,000,000 Southwest Airlines Co 5 .125% 06/15/27 $ 3,013,355
3,000,000 (d) Transnet SOC Ltd 8 .250 02/06/28 3,018,900
5,200,000 Union Pacific Corp 2 .891 04/06/36 4,389,203
1,175,000 Union Pacific Corp 3 .839 03/20/60 958,500
3,940,000 (d) XPO, Inc 6 .250 06/01/28 3,987,319
TOTAL TRANSPORTATION 55,288,744
UTILITIES - 2 .9%
1,550,375 (d) Adani Transmission Ltd 4 .250 05/21/36 1,244,160
1,000,000 AEP Transmission Co LLC 3 .100 12/01/26 960,761
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 835,449
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,379,207
3,080,000 AEP Transmission Co LLC 2 .750 08/15/51 1,993,314
2,925,000 AEP Transmission Co LLC 5 .400 03/15/53 3,039,390
725,000 Alabama Power Co 4 .150 08/15/44 620,859
3,000,000 Alabama Power Co 3 .450 10/01/49 2,253,898
10,350,000 Alabama Power Co 3 .125 07/15/51 7,323,012
4,770,054 (d) Alfa Desarrollo S.p.A 4 .550 09/27/51 3,723,881
3,250,000 Ameren Corp 1 .750 03/15/28 2,871,175
14,500,000 Ameren Illinois Co 4 .950 06/01/33 14,684,095
1,925,000 Ameren Illinois Co 5 .900 12/01/52 2,154,119
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,568,109
3,075,000 American Water Capital Corp 2 .800 05/01/30 2,751,488
10,000,000 American Water Capital Corp 2 .300 06/01/31 8,539,338
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,171,992
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,163,747
675,000 American Water Capital Corp 3 .450 05/01/50 517,075
760,000 (e) American Water Capital Corp 3 .250 06/01/51 558,342
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,431,099
375,000 Atmos Energy Corp 4 .125 10/15/44 331,867
5,325,000 Atmos Energy Corp 6 .200 11/15/53 6,242,476
2,050,000 Baltimore Gas and Electric Co 3 .750 08/15/47 1,621,697
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,701,087
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,723,557
850,000 Black Hills Corp 3 .150 01/15/27 801,590
760,000 Black Hills Corp 3 .875 10/15/49 567,111
1,200,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 1,062,030
1,125,000 CMS Energy Corp 3 .600 11/15/25 1,092,059
2,125,000 (d) Colbun S.A. 3 .150 01/19/32 1,839,229
3,000,000 (d),(e) Comision Federal de Electricidad 3 .348 02/09/31 2,497,302
395,000 Commonwealth Edison Co 5 .900 03/15/36 426,812
9,470,000 Commonwealth Edison Co 3 .000 03/01/50 6,597,519
2,750,000 Commonwealth Edison Co 2 .750 09/01/51 1,785,939
817,000 Consumers Energy Co 2 .650 08/15/52 539,799
8,000,000 Consumers Energy Co 4 .200 09/01/52 7,038,114
6,300,000 Dominion Energy, Inc 3 .300 04/15/41 4,812,050
12,000,000 Dominion Energy, Inc 4 .350 N/A(f) 10,640,585
1,500,000 DTE Electric Co 3 .650 03/01/52 1,182,338
1,875,000 DTE Electric Co 5 .400 04/01/53 1,968,041
14,570,000 Duke Energy Corp 3 .300 06/15/41 11,151,387
3,125,000 Duke Energy Corp 3 .750 09/01/46 2,407,792
3,310,000 Duke Energy Progress LLC 2 .500 08/15/50 2,079,286
2,100,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 2,045,158
1,300,000 (d) Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,170,939
2,390,000 (d) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,032,890
2,400,000 (d) EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,874,420
1,000,000 Entergy Arkansas LLC 2 .650 06/15/51 628,695
3,700,000 Entergy Corp 0 .900 09/15/25 3,440,473
7,350,000 Enterprise Products Operating LLC 3 .700 01/31/51 5,847,995
900,000 (d) Eskom Holdings SOC Ltd 8 .450 08/10/28 911,700
3,000,000 Eversource Energy 3 .450 01/15/50 2,165,016
1,225,000 Exelon Corp 4 .050 04/15/30 1,168,609

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 3,025,000 (d) Ferrellgas LP 5 .375% 04/01/26 $ 2,960,396
3,225,000 (d) Ferrellgas LP 5 .875 04/01/29 3,046,521
10,450,000 Florida Power & Light Co 4 .800 05/15/33 10,567,132
2,700,000 Florida Power & Light Co 3 .990 03/01/49 2,311,948
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 880,876
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 2,039,029
2,000,000 (d) Kallpa Generacion SA 4 .125 08/16/27 1,911,636
2,600,000 (d) Korea Southern Power Co Ltd 0 .750 01/27/26 2,385,309
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 6,950,602
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,722,592
1,650,000 Nevada Power Co 2 .400 05/01/30 1,430,238
4,320,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 3,695,451
15,720,000 NiSource, Inc 1 .700 02/15/31 12,736,499
2,845,000 (d) NRG Energy, Inc 2 .450 12/02/27 2,565,010
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,245,406
2,000,000 NSTAR Electric Co 3 .200 05/15/27 1,926,244
850,000 NSTAR Electric Co 3 .950 04/01/30 810,693
2,175,000 Ohio Power Co 4 .150 04/01/48 1,812,680
2,175,000 Ohio Power Co 4 .000 06/01/49 1,767,501
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 174,885
2,940,000 PacifiCorp 2 .700 09/15/30 2,547,540
350,000 (d) Pattern Energy Operations LP 4 .500 08/15/28 331,051
1,375,000 PECO Energy Co 3 .000 09/15/49 977,391
1,000,000 PECO Energy Co 2 .800 06/15/50 673,125
1,400,000 (d) Perusahaan Listrik Negara PT 3 .875 07/17/29 1,322,132
2,500,000 (d) Perusahaan Listrik Negara PT 3 .375 02/05/30 2,278,125
135,000 Potomac Electric Power Co 7 .900 12/15/38 173,797
8,425,000 Public Service Co of Colorado 1 .875 06/15/31 6,936,352
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 3,892,376
2,825,000 Public Service Electric and Gas Co 4 .900 12/15/32 2,865,956
3,925,000 Public Service Electric and Gas Co 3 .150 01/01/50 2,889,571
5,000,000 Public Service Electric and Gas Co 5 .450 08/01/53 5,395,757
4,000,000 Sempra 4 .875 N/A(f) 3,913,050
2,075,000 Southern Co Gas Capital Corp 3 .875 11/15/25 2,023,081
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 1,057,919
1,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 910,246
4,900,000 Southwestern Public Service Co 3 .400 08/15/46 3,527,883
550,000 (d) Superior Plus LP 4 .500 03/15/29 509,999
2,815,000 (d) Talen Energy Supply LLC 8 .625 06/01/30 2,991,029
4,000,000 (d) TerraForm Power Operating LLC 4 .750 01/15/30 3,720,000
1,496,723 (d) UEP Penonome II S.A. 6 .500 10/01/38 1,137,990
4,600,000 Union Electric Co 5 .450 03/15/53 4,742,616
1,025,000 Virginia Electric and Power Co 2 .950 11/15/26 978,438
2,850,000 Virginia Electric and Power Co 5 .700 08/15/53 3,019,899
5,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 5,012,292
1,000,000 Wisconsin Power and Light Co 4 .100 10/15/44 812,387
470,000 Xcel Energy, Inc 4 .800 09/15/41 419,878
TOTAL UTILITIES 288,180,600
TOTAL CORPORATE BONDS 3,348,771,122
(Cost $3,648,971,177)
GOVERNMENT BONDS - 48 .0%
AGENCY SECURITIES - 0 .0%
4,375,000 Overseas Private Investment Corp (OPIC) 3 .520 09/20/32 4,199,253
TOTAL AGENCY SECURITIES 4,199,253
FOREIGN GOVERNMENT BONDS - 1 .9%
1,500,000 (d) Abu Dhabi Government International Bond 2 .500 09/30/29 1,371,981
3,125,000 (d) Angolan Government International Bond 8 .750 04/14/32 2,743,700
INR 140,000,000 Asian Development Bank 6 .200 10/06/26 1,665,590
950,000 (d) Bank Gospodarstwa Krajowego 6 .250 10/31/28 1,002,250

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,105,000 (d) Bank Gospodarstwa Krajowego 5 .375% 05/22/33 $ 1,119,489
4,465,000 (d) Banque Ouest Africaine de Developpement 4 .700 10/22/31 3,796,500
EUR 2,100,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,767,097
628,900 (d) Barbados Government International Bond 6 .500 10/01/29 591,952
1,037,500 (d) Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 1,018,047
BRL 6,100,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/29 1,252,711
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,705,333
2,000,000 Brazilian Government International Bond 4 .750 01/14/50 1,537,745
2,638,982 Canal Barge Co, Inc 4 .500 11/12/34 2,551,199
5,950,000 (e) Chile Government International Bond 2 .550 01/27/32 5,112,371
990,000 Chile Government International Bond 3 .100 05/07/41 752,660
2,525,000 Colombia Government International Bond 3 .250 04/22/32 2,004,039
1,350,000 Colombia Government International Bond 8 .000 11/14/35 1,476,198
1,300,000 Colombia Government International Bond 5 .000 06/15/45 1,007,487
3,460,000 (d) Costa Rica Government International Bond 5 .625 04/30/43 3,174,550
1,750,000 (d) Development Bank of Japan, Inc 0 .500 03/04/24 1,735,282
1,295,000 (d) Dominican Republic Government International Bond 5 .500 02/22/29 1,264,244
DOP 120,000,000 (d) Dominican Republic Government International Bond 12 .000 03/05/32 2,263,111
2,250,000 (d) Dominican Republic Government International Bond 4 .875 09/23/32 2,045,587
3,850,000 (d) Dominican Republic Government International Bond 5 .875 01/30/60 3,320,625
990,000 (d) Dominican Republic International Bond 5 .300 01/21/41 855,112
143,196 (d) Ecuador Government International Bond 0 .000 07/31/30 40,485
857,325 (d) Ecuador Government International Bond 5 .000 07/31/30 396,349
956,102 (d) Ecuador Government International Bond 1 .000 07/31/35 339,738
1,150,000 (d) Egypt Government International Bond 7 .600 03/01/29 875,909
EUR 3,000,000 (d) Egypt Government International Bond 5 .625 04/16/30 2,107,940
1,500,000 (d) Egypt Government International Bond 7 .053 01/15/32 1,024,149
1,050,000 (d) Egypt Government International Bond 8 .500 01/31/47 650,912
1,875,000 (d) Egypt Government International Bond 8 .875 05/29/50 1,190,955
395,000 European Investment Bank 4 .875 02/15/36 422,258
4,400,000 (d) Export-Import Bank of India 3 .875 02/01/28 4,223,979
1,900,000 (d) Export-Import Bank of India 2 .250 01/13/31 1,587,390
2,200,000 Export-Import Bank of Korea 0 .750 09/21/25 2,054,008
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,586,624
950,000 (d) Ghana Government International Bond 8 .125 03/26/32 412,062
1,500,000 (d) Ghana Government International Bond 8 .627 06/16/49 637,500
525,000 (d) Guatemala Government Bond 3 .700 10/07/33 437,062
500,000 (d) Guatemala Government Bond 6 .125 06/01/50 473,125
EUR 1,750,000 (d) Hellenic Republic Government International Bond 1 .875 07/23/26 1,909,058
1,350,000 (d) Honduras Government International Bond 6 .250 01/19/27 1,292,625
2,875,000 (d) Hong Kong Government International Bond 4 .625 01/11/33 2,993,899
710,000 (d) Hungary Government International Bond 6 .125 05/22/28 737,468
875,000 (d) Hungary Government International Bond 5 .250 06/16/29 878,976
575,000 (d) Hungary Government International Bond 2 .125 09/22/31 463,037
500,000 Indonesia Government International Bond 3 .550 03/31/32 462,279
IDR 28,000,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,856,180
IDR 25,500,000,000 Indonesia Treasury Bond 7 .500 08/15/32 1,751,286
1,310,625 (d) Iraq Government International Bond 5 .800 01/15/28 1,223,358
EUR 125,000 (d) Ivory Coast Government International Bond 4 .875 01/30/32 116,020
770,000 (d) Ivory Coast Government International Bond 6 .125 06/15/33 706,737
992,154 (d) Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 935,621
710,000 Jamaica Government International Bond 6 .750 04/28/28 752,174
3,050,000 Jamaica Government International Bond 7 .875 07/28/45 3,705,750
1,500,000 (d) Japan Finance Organization for Municipalities 3 .000 03/12/24 1,492,170
700,000 (d) Jordan Government International Bond 4 .950 07/07/25 683,610
1,000,000 (d) Jordan Government International Bond 7 .500 01/13/29 1,011,250
2,060,000 (d) Jordan Government International Bond 5 .850 07/07/30 1,913,423
1,375,000 (d) Kenya Government International Bond 7 .000 05/22/27 1,286,986
1,000,000 (d) Kenya Government International Bond 8 .000 05/22/32 903,100
1,490,000 (d) Kenya Government International Bond 6 .300 01/23/34 1,191,731
2,000,000 (d) Kommunalbanken AS. 1 .125 06/14/30 1,657,916

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,175,000 (d) Korea Electric Power Corp 1 .125% 06/15/25 $ 3,003,167
3,000,000 (d) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,752,894
445,000 (d) Magyar Export-Import Bank Zrt 6 .125 12/04/27 452,418
MYR 7,600,000 Malaysia Government Bond 3 .828 07/05/34 1,642,486
MXN 27,200,000 Mexican Bonos 5 .750 03/05/26 1,479,429
MXN 24,500,000 Mexican Bonos 8 .500 11/18/38 1,375,858
825,000 Mexico Government International Bond 5 .400 02/09/28 844,404
900,000 Mexico Government International Bond 3 .250 04/16/30 813,931
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,452,468
4,000,000 Mexico Government International Bond 4 .280 08/14/41 3,301,610
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,738,519
1,710,000 (d) Mongolia Government International Bond 4 .450 07/07/31 1,428,062
1,760,000 (d) Morocco Government International Bond 3 .000 12/15/32 1,447,318
2,825,000 (d) Morocco Government International Bond 5 .500 12/11/42 2,563,687
525,000 (d) Morocco Government International Bond 4 .000 12/15/50 378,000
2,500,000 (d) Namibia Government International Bond 5 .250 10/29/25 2,465,380
1,000,000 (d) Nigeria Government International Bond 8 .375 03/24/29 957,590
345,000 (d) Nigeria Government International Bond 7 .875 02/16/32 309,638
400,000 (d) Oman Government International Bond 6 .750 10/28/27 422,000
2,090,000 (d) Oman Government International Bond 6 .000 08/01/29 2,163,422
1,500,000 (d) Oman Government International Bond 6 .250 01/25/31 1,577,025
3,125,000 (d) OPEC Fund for International Development 4 .500 01/26/26 3,106,466
2,645,000 Panama Bonos del Tesoro 3 .362 06/30/31 2,076,880
3,225,000 Panama Notas del Tesoro 3 .750 04/17/26 3,022,051
475,000 (d) Paraguay Government International Bond 4 .700 03/27/27 467,400
1,275,000 (d) Paraguay Government International Bond 5 .400 03/30/50 1,132,200
1,435,000 (d) Perusahaan Penerbit SBSN Indonesia III 2 .550 06/09/31 1,250,048
1,200,000 (d) Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,210,560
1,315,000 Peruvian Government International Bond 3 .000 01/15/34 1,109,768
1,320,000 Philippine Government International Bond 4 .200 03/29/47 1,164,015
620,000 Province of Quebec Canada 7 .500 09/15/29 723,464
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,818,720
2,200,000 (d) Republic of Paraguay 6 .100 08/11/44 2,158,200
2,098,000 Republic of Poland Government International Bond 5 .500 04/04/53 2,182,625
ZAR 22,300,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 1,019,759
ZAR 23,400,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 948,536
2,895,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 2,305,590
2,150,000 (d) Republic of Uzbekistan International Bond 4 .750 02/20/24 2,140,949
UZS 7,600,000,000 (d) Republic of Uzbekistan International Bond 14 .000 07/19/24 611,873
1,490,000 (d) Republic of Uzbekistan International Bond 7 .850 10/12/28 1,559,521
410,000 (d) Republic of Uzbekistan International Bond 5 .375 02/20/29 387,584
2,000,000 (d) Romanian Government International Bond 3 .000 02/14/31 1,695,784
1,425,000 (d) Romanian Government International Bond 4 .000 02/14/51 1,030,187
3,825,000 (d) Rwanda International Government Bond 5 .500 08/09/31 3,055,219
1,825,000 (d) Saudi Government International Bond 4 .500 04/17/30 1,825,876
2,810,000 (d) Saudi Government International Bond 3 .750 01/21/55 2,134,954
560,000 (d) Serbia Government International Bond 6 .500 09/26/33 574,000
1,225,000 (d) Serbia International Bond 2 .125 12/01/30 980,000
RSD 290,000,000 Serbia Treasury Bonds 5 .875 02/08/28 2,749,225
2,000,000 South Africa Government International Bond 5 .875 09/16/25 2,016,392
1,950,000 (d) Southern Gas Corridor CJSC 6 .875 03/24/26 1,979,250
1,110,000 State of Israel 3 .800 05/13/60 794,161
THB 24,600,000 Thailand Government International Bond 2 .875 12/17/28 734,193
THB 24,500,000 Thailand Government International Bond 3 .300 06/17/38 747,317
1,225,000 (d) Ukraine Government International Bond 9 .750 11/01/30 349,125
150,000 Uruguay Government International Bond 4 .375 01/23/31 148,769
1,200,000 (d) Zambia Government International Bond 8 .500 04/14/24 744,000
TOTAL FOREIGN GOVERNMENT BONDS 185,043,926

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED - 23 .9%
$ 4,335,000 (a),(d) Angel Oak Mortgage Trust 2 .837% 11/25/66 $ 2,939,398
4,933,438 (a),(d) Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 4,126,279
74,980,535 (a),(d) Citigroup Mortgage Loan Trust 0 .156 02/25/52 583,371
8,402,377 (a),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 103,423
5,425,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .237 12/25/41 5,441,954
4,130,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .837 01/25/42 4,261,772
13,155,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 03/25/42 13,598,872
19,660,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .987 06/25/42 21,329,677
2,935,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8 .687 01/25/43 3,082,762
3,395,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 06/25/43 3,553,036
860,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.850% 12 .187 06/25/43 899,021
4,015,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 4,106,381
4,710,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .887 10/25/43 4,786,478
1,848,741 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0 .467 03/15/44 160,425
7,842,125 FHLMC 3 .500 01/15/47 6,939,977
1,557,820 FHLMC 4 .000 10/15/47 1,474,736
1,003,886 FHLMC 4 .000 11/15/47 942,122
8,255,523 FHLMC 4 .000 01/15/48 7,889,369
7,731,139 FHLMC 4 .000 03/15/48 7,294,552
2,277,195 FHLMC 4 .000 04/15/48 2,165,443
4,397,860 FHLMC 4 .000 04/15/48 4,090,710
2,933,921 (a) FHLMC 30 D AVG SOFR + 9.737% 1 .195 06/15/48 2,855,041
3,106,732 (a) FHLMC 30 D AVG SOFR + 9.657% 1 .115 10/15/48 2,865,699
3,349,221 FHLMC 2 .000 09/25/50 437,580
11,776,203 FHLMC 3 .000 09/25/50 8,613,743
6,029,590 FHLMC 3 .000 10/25/50 4,353,635
21,714,031 FHLMC 2 .500 02/25/51 3,711,796
7,743,927 FHLMC 2 .500 05/25/51 4,905,882
5,471,119 FHLMC 3 .000 09/01/51 4,955,965
22,837,402 FHLMC 3 .000 11/01/51 20,602,186
4,111,112 FHLMC 3 .000 11/01/51 3,686,617
2,109,267 FHLMC 3 .000 11/01/51 1,911,911
3,299,853 FHLMC 3 .000 11/01/51 2,977,313
9,645,406 FHLMC 2 .000 02/01/52 7,972,842
22,527,521 FHLMC 2 .500 02/01/52 19,351,218
24,843,838 FHLMC 2 .500 03/01/52 21,338,763
12,707,823 FHLMC 4 .000 04/01/52 12,020,838
904,088 FHLMC 3 .500 06/01/52 832,123
24,751,877 FHLMC 4 .500 06/01/52 24,000,841
23,965,663 FHLMC 4 .500 07/01/52 23,238,482
3,015,879 FHLMC 4 .000 08/25/52 2,548,288
5,352,219 FHLMC 4 .500 10/25/52 4,865,670
6,492,633 FHLMC 5 .500 11/25/52 6,634,028
5,053,482 FHLMC 3 .500 12/01/52 4,633,979
3,412,536 FHLMC 5 .500 02/25/53 3,442,335
30,977,526 FHLMC 5 .500 08/01/53 31,109,939
199 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 199
5,818 FGLMC 8 .000 09/01/31 5,981
55,115 FGLMC 7 .000 12/01/31 56,927
30,548 FGLMC 4 .500 07/01/33 30,665
213,444 FGLMC 7 .000 12/01/33 221,113
73,129 FGLMC 4 .500 04/01/35 73,437
56,248 FGLMC 7 .000 05/01/35 58,159
1,241,618 FGLMC 5 .000 06/01/36 1,263,480
49,745 FGLMC 5 .000 07/01/39 50,624
1,095,373 FGLMC 5 .000 08/01/44 1,114,684
66,164 FGLMC 4 .500 11/01/44 65,445
103,797 FGLMC 4 .500 11/01/44 102,673
63,030 FGLMC 4 .500 12/01/44 62,347
76,935 FGLMC 4 .500 12/01/44 76,102
506,276 FGLMC 3 .500 04/01/45 477,017

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 10,362,074 FGLMC 3 .500% 08/01/45 $ 9,769,835
11,177,964 FGLMC 3 .500 10/01/45 10,497,287
3,732,401 FGLMC 4 .500 06/01/47 3,696,003
2,805,387 FGLMC 4 .000 09/01/47 2,704,874
3,378,837 FGLMC 3 .500 12/01/47 3,175,300
7,854,547 FGLMC 4 .500 08/01/48 7,792,373
8 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 8
60 FNMA 7 .500 01/01/29 61
581 FNMA 7 .500 03/01/31 601
659,426 FNMA 3 .500 05/01/32 642,638
1,836,306 FNMA 3 .000 10/01/32 1,753,657
443,300 FNMA 5 .000 05/01/35 450,455
347,427 FNMA 5 .000 10/01/35 353,037
180,620 FNMA 5 .000 02/01/36 183,537
260,490 FNMA 5 .500 11/01/38 268,269
194,700 FNMA 5 .500 03/01/39 200,503
2,778,117 FNMA 3 .000 10/01/39 2,585,994
1,305,879 FNMA 3 .000 05/01/40 1,203,687
284,219 FNMA 5 .000 09/01/40 288,827
177,631 FNMA 4 .000 02/01/41 173,226
337,966 FNMA 5 .000 05/01/41 343,031
4,686,617 FNMA 4 .000 09/01/42 4,547,220
605,257 FNMA 3 .500 04/01/43 569,849
526,368 FNMA 3 .500 09/01/43 497,646
2,271,478 (a) FNMA 30 D AVG SOFR + 5.836% 0 .498 09/25/43 272,027
1,665,175 FNMA 4 .500 03/01/44 1,662,172
34,701,760 FNMA 4 .000 05/01/44 33,454,990
482,137 FNMA 4 .500 06/01/44 476,230
1,968,017 FNMA 4 .500 06/01/44 1,943,909
1,142,271 FNMA 4 .500 08/01/44 1,128,278
1,636,065 FNMA 4 .500 10/01/44 1,616,022
1,131,463 FNMA 4 .500 11/01/44 1,117,602
1,035,285 FNMA 5 .000 11/01/44 1,052,038
298,416 FNMA 4 .500 12/01/44 294,760
1,099,426 FNMA 4 .000 01/01/45 1,066,727
1,285,630 FNMA 3 .500 05/01/45 1,210,990
2,728,592 FNMA 3 .000 07/25/45 2,397,384
2,563,487 FNMA 3 .500 01/01/46 2,404,867
1,073,226 FNMA 4 .000 04/01/46 1,033,337
1,891,384 FNMA 3 .500 06/01/46 1,774,981
4,124,617 FNMA 3 .500 07/01/46 3,870,781
8,591,300 FNMA 3 .500 07/01/46 8,099,496
1,420,939 FNMA 3 .000 10/01/46 1,261,192
1,178,602 FNMA 3 .500 10/01/46 1,106,066
2,054,538 FNMA 4 .500 05/01/47 2,051,886
662,837 FNMA 3 .000 11/01/47 588,313
4,383,545 FNMA 3 .500 11/01/47 4,111,328
5,928,901 FNMA 3 .500 01/01/48 5,564,207
2,316,826 FNMA 4 .500 01/01/48 2,287,360
927,847 FNMA 4 .500 02/01/48 916,048
5,380,000 FNMA 3 .500 02/25/48 4,657,779
1,519,538 FNMA 4 .500 05/01/48 1,499,276
1,145,393 FNMA 4 .500 05/01/48 1,129,762
3,905,022 FNMA 4 .000 07/25/48 3,686,192
222,594 FNMA 3 .000 06/01/49 193,567
2,872,712 FNMA 4 .500 06/01/49 2,831,740
15,682,122 FNMA 3 .000 07/01/50 14,110,797
6,504,939 FNMA 2 .000 08/25/50 899,009
8,372,026 FNMA 2 .000 10/25/50 5,738,070
18,263,341 FNMA 2 .500 11/25/50 2,610,629
9,110,798 FNMA 3 .000 12/25/50 1,492,835

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,205,418 FNMA 3 .000% 02/25/51 $ 997,874
62,442,919 FNMA 2 .000 04/01/51 51,266,831
5,818,546 FNMA 3 .500 08/01/51 5,408,780
4,395,701 FNMA 3 .000 09/01/51 3,943,930
10,100,248 FNMA 2 .500 11/25/51 1,327,196
4,399,776 FNMA 2 .000 01/01/52 3,657,175
12,435,722 FNMA 2 .000 02/01/52 10,306,623
26,165,959 FNMA 2 .500 02/01/52 22,419,871
23,978,199 FNMA 2 .500 02/01/52 20,598,051
1,062,292 FNMA 2 .500 02/01/52 909,066
10,247,630 FNMA 3 .500 02/01/52 9,528,650
14,429,634 FNMA 2 .000 03/01/52 11,865,596
41,284,724 FNMA 3 .000 04/01/52 36,811,964
15,010,391 FNMA 3 .000 04/01/52 13,351,890
25,942,754 FNMA 3 .500 05/01/52 23,889,414
2,794,234 FNMA 3 .500 05/01/52 2,563,908
37,502,709 FNMA 4 .000 05/01/52 35,474,463
3,171,923 FNMA 4 .000 05/25/52 2,535,370
23,893,309 FNMA 3 .500 06/01/52 21,992,198
21,947,892 FNMA 3 .500 06/01/52 20,137,332
37,047,764 FNMA 3 .500 06/01/52 33,994,008
49,841,961 FNMA 4 .000 06/01/52 47,146,294
11,604,658 FNMA 4 .500 06/01/52 11,252,543
1,547,686 FNMA 3 .500 07/01/52 1,420,033
74,673,198 FNMA 4 .000 07/01/52 70,678,096
77,560,378 FNMA 4 .000 07/01/52 73,361,439
11,056,922 FNMA 4 .500 07/01/52 10,721,427
4,416,880 FNMA 4 .500 07/01/52 4,282,861
49,377,346 FNMA 4 .500 07/01/52 47,879,109
8,416,304 FNMA 4 .500 07/25/52 7,909,220
56,817,583 FNMA 5 .000 08/01/52 56,283,853
4,795,645 FNMA 4 .500 08/25/52 4,204,299
55,844,942 FNMA 4 .000 09/01/52 52,821,583
141,026,366 FNMA 4 .500 09/01/52 136,747,260
41,712,876 FNMA 5 .000 09/01/52 41,282,593
3,633,399 FNMA 4 .000 09/25/52 3,142,453
4,313,672 FNMA 4 .000 09/25/52 3,922,658
63,560,555 FNMA 4 .000 10/01/52 60,117,883
51,203,566 (b) FNMA 4 .500 10/01/52 49,649,916
40,921,442 FNMA 5 .000 10/01/52 40,536,879
3,490,578 FNMA 4 .500 10/25/52 3,291,384
3,982,432 FNMA 4 .500 10/25/52 3,874,377
45,878,959 FNMA 4 .500 11/01/52 44,486,872
6,403,937 FNMA 5 .500 11/25/52 6,491,522
12,068,365 FNMA 5 .500 12/01/52 12,141,080
3,580,732 FNMA 5 .000 01/01/53 3,546,634
24,909,253 FNMA 5 .000 02/01/53 24,642,940
24,860,712 FNMA 5 .500 02/01/53 24,969,657
26,489,991 (b) FNMA 3 .500 03/01/53 24,300,942
8,315,062 (b) FNMA 3 .500 04/01/53 7,627,484
10,514,684 FNMA 5 .000 04/01/53 10,402,268
7,984,960 FNMA 5 .000 06/01/53 7,955,757
35,053,861 FNMA 5 .500 06/01/53 35,195,572
25,562,619 (b) FNMA 5 .000 08/01/53 25,289,321
40,913,566 (b) FNMA 5 .500 10/01/53 41,082,661
1,164,277 (a),(d) Flagstar Mortgage Trust 3 .992 10/25/47 1,042,745
22,874 Government National Mortgage Association (GNMA) 6 .500 11/20/38 24,184
198,648 GNMA 5 .000 06/15/39 199,318
6,708,350 GNMA 5 .000 01/20/40 1,336,261
10,310,152 GNMA 2 .500 12/20/43 9,148,190
2,924,439 GNMA 3 .000 03/20/45 2,583,303

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 822,586 GNMA 4 .500% 12/20/45 $ 822,754
1,459,346 GNMA 4 .000 06/20/46 183,124
4,235,893 GNMA 5 .000 09/20/46 817,580
5,950,619 (a) GNMA SOFR 1 M + 5.986% 0 .628 03/20/50 829,818
12,593,611 GNMA 3 .000 11/20/51 9,331,168
16,914,964 GNMA 3 .000 12/20/51 12,086,403
15,243,401 GNMA 3 .000 01/20/52 11,091,591
5,923,321 GNMA 2 .500 02/20/52 5,001,724
14,207,606 GNMA 3 .000 02/20/52 10,008,719
9,645,890 GNMA 4 .000 04/20/52 8,198,672
12,028,229 GNMA 5 .000 04/20/52 2,351,488
5,334,084 GNMA 2 .500 05/20/52 4,662,906
26,179,411 GNMA 3 .000 05/20/52 23,694,297
41,467,915 GNMA 3 .500 07/20/52 38,592,867
5,185,196 GNMA 4 .000 07/20/52 4,495,782
10,259,078 GNMA 4 .000 08/20/52 9,788,814
11,606,412 GNMA 4 .000 09/20/52 11,074,381
8,114,253 GNMA 4 .500 09/20/52 7,509,206
7,076,353 GNMA 4 .500 09/20/52 6,730,786
5,891,672 GNMA 4 .500 09/20/52 5,554,446
4,294,468 GNMA 4 .500 09/20/52 3,902,411
10,200,401 GNMA 5 .000 11/20/52 10,128,481
4,951,924 GNMA 4 .500 02/20/53 4,632,788
4,323,244 GNMA 5 .500 02/20/53 4,360,700
12,568,226 (a) GNMA 30 D AVG SOFR + 6.950% 1 .612 05/20/53 1,359,793
9,351,234 (a) GNMA 30 D AVG SOFR + 23.205% 2 .388 08/20/53 9,907,020
7,153,310 (a) GNMA 30 D AVG SOFR + 25.350% 4 .533 08/20/53 7,623,479
8,026,133 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 6,712,979
69,785 (a) Impac CMB Trust SOFR 1 M + 0.774% 6 .130 03/25/35 64,119
1,157,922 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 1,022,011
738,056 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 637,971
127,443 (a),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 116,124
23,886,513 (a),(d) JP Morgan Mortgage Trust 0 .126 06/25/51 125,784
41,867,067 (a),(d) JP Morgan Mortgage Trust 0 .111 11/25/51 221,360
3,774,104 (a),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 3,028,712
41,521,116 (a),(d) JP Morgan Mortgage Trust 0 .120 12/25/51 231,609
3,971,585 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 3,187,191
8,352,465 (a),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 6,702,840
9,636,042 (a),(d) JP Morgan Mortgage Trust 0 .500 04/25/52 267,428
6,690,990 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 5,461,886
4,286,206 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 3,442,763
12,054,887 (a),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 9,674,028
82,994,654 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 812,733
12,597,684 (a),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 10,109,621
21,546,485 (a),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 18,473,004
13,636,156 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 11,405,147
8,223,682 (a),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 6,878,207
5,313,588 (a),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 4,444,233
3,894,274 (a),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 3,726,486
3,458,486 (a),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 3,361,892
7,549,936 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 6,058,812
7,994,073 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 6,981,380
5,681,905 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,559,720
579,327 (a),(d) New Residential Mortgage Loan Trust 2 .797 09/25/59 536,602
700,000 (a),(d) New Residential Mortgage Loan Trust 2 .986 09/25/59 585,005
1,325,000 (a),(d) NLT Trust 2 .569 08/25/56 891,418
5,211,876 (a),(d) OBX 3 .000 01/25/52 4,359,162
13,841,611 (a),(d) RCKT Mortgage Trust 2 .500 02/25/52 11,107,870
906,660 (a),(d) RCKT Mortgage Trust 4 .000 06/25/52 811,416
148,289 (a),(d) Sequoia Mortgage Trust 4 .000 06/25/49 137,654
1,293,682 (a),(d) Sequoia Mortgage Trust 3 .500 12/25/49 1,140,172

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,768,181 (a),(d) Sequoia Mortgage Trust 2 .500% 06/25/51 $ 3,023,960
380,000 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6 .837 10/25/41 377,129
10,110,000 (a),(d) STACR 30 D AVG SOFR + 2.400% 7 .737 02/25/42 10,247,955
2,890,000 (a),(d) STACR 30 D AVG SOFR + 4.750% 10 .087 02/25/42 2,996,964
28,454,000 (a),(d) STACR 30 D AVG SOFR + 2.900% 8 .237 04/25/42 29,273,063
4,975,000 (a),(d) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 5,285,488
20,930,000 (a),(d) STACR 30 D AVG SOFR + 3.350% 8 .687 05/25/42 21,807,323
31,450,000 (a),(d) STACR 30 D AVG SOFR + 4.500% 9 .837 06/25/42 33,928,159
14,755,000 (a),(d) STACR 30 D AVG SOFR + 4.000% 9 .337 07/25/42 15,500,514
13,150,000 (a),(d) STACR 30 D AVG SOFR + 3.700% 9 .037 09/25/42 13,857,094
38,782 (a),(d) STACR 3 .787 02/25/48 36,408
98,323 (a),(d) STACR 3 .842 05/25/48 94,384
2,665,000 (a),(d) STACR 30 D AVG SOFR + 4.800% 10 .137 10/25/50 2,988,247
1,225,000 (a),(d) Verus Securitization Trust 3 .207 11/25/59 1,114,069
543,904 (d) Verus Securitization Trust 1 .733 05/25/65 505,570
4,984,714 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 4,169,166
4,592,314 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .314 08/25/51 3,749,543
5,105,421 (a),(d) Woodward Capital Management 3 .000 05/25/52 4,270,124
TOTAL MORTGAGE BACKED 2,351,822,648
MUNICIPAL BONDS - 0 .1%
550,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 507,409
3,400,000 New Jersey Economic Development Authority 7 .425 02/15/29 3,676,159
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,690,793
810,000 Oklahoma City Economic Development Trust 3 .440 09/01/24 801,588
33,000 State Public School Building Authority 5 .000 09/15/27 33,459
TOTAL MUNICIPAL BONDS 8,709,408
U.S. TREASURY SECURITIES - 22 .1%
1,900,000 United States Treasury Bond 4 .750 02/15/37 2,078,941
10,875,000 United States Treasury Bond 3 .500 02/15/39 10,299,390
16,015,000 United States Treasury Bond 3 .875 08/15/40 15,608,995
12,000,000 United States Treasury Bond 3 .125 11/15/41 10,434,375
1,380,000 United States Treasury Bond 2 .500 05/15/46 1,033,221
10,450,000 United States Treasury Bond 3 .000 05/15/47 8,535,119
1,255,000 United States Treasury Bond 2 .750 08/15/47 977,233
42,835,000 United States Treasury Bond 2 .750 11/15/47 33,341,024
55,445,000 United States Treasury Bond 3 .000 02/15/48 45,181,177
510,000 United States Treasury Bond 3 .125 05/15/48 424,894
45,841,000 United States Treasury Bond 3 .375 11/15/48 39,942,552
22,446,528 (i) United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 22,163,316
21,300,000 United States Treasury Note 2 .500 04/30/24 21,105,305
795,000 United States Treasury Note 2 .500 05/31/24 786,118
35,000,000 United States Treasury Note 4 .250 09/30/24 34,820,898
29,936,000 United States Treasury Note 3 .875 04/30/25 29,667,044
6,085,000 United States Treasury Note 4 .625 06/30/25 6,099,499
3,170,000 United States Treasury Note 4 .750 07/31/25 3,184,364
41,030,000 United States Treasury Note 5 .000 09/30/25 41,448,314
15,950,000 United States Treasury Note 5 .000 10/31/25 16,131,930
62,802,000 United States Treasury Note 3 .625 05/15/26 62,073,399
8,150,000 United States Treasury Note 0 .875 09/30/26 7,485,584
30,000,000 United States Treasury Note 4 .625 10/15/26 30,445,313
18,000,000 United States Treasury Note 4 .625 11/15/26 18,284,063
105,270,000 United States Treasury Note 1 .250 12/31/26 97,169,145
174,665,000 United States Treasury Note 3 .500 04/30/28 171,888,099
675,000 United States Treasury Note 1 .000 07/31/28 593,710
6,300,000 United States Treasury Note 1 .375 10/31/28 5,607,246
7,290,000 United States Treasury Note 3 .250 06/30/29 7,055,638
14,800,000 United States Treasury Note 4 .000 10/31/29 14,868,797
52,206,000 United States Treasury Note 3 .500 04/30/30 51,025,247
96,346,500 United States Treasury Note 4 .000 07/31/30 96,873,395
40,000,000 United States Treasury Note 4 .125 08/31/30 40,501,562

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 7,750,000 United States Treasury Note 4 .625% 09/30/30 $ 8,078,770
7,775,000 United States Treasury Note 1 .250 08/15/31 6,433,509
146,640,000 United States Treasury Note 3 .375 05/15/33 140,728,575
80,165,000 United States Treasury Note 4 .500 11/15/33 84,160,724
2,850,000 United States Treasury Note 1 .875 02/15/41 2,048,994
33,830,000 United States Treasury Note 2 .000 11/15/41 24,469,926
370,024,100 United States Treasury Note 2 .375 02/15/42 283,906,770
4,115,000 United States Treasury Note 3 .250 05/15/42 3,610,270
10,000,000 United States Treasury Note 4 .000 11/15/42 9,718,359
213,174,000 United States Treasury Note 3 .875 02/15/43 203,248,086
8,670,000 United States Treasury Note 3 .875 05/15/43 8,264,948
20,990,000 United States Treasury Note 4 .375 08/15/43 21,426,198
42,560,000 (e) United States Treasury Note 4 .750 11/15/43 45,652,250
217,477,000 United States Treasury Note 2 .250 02/15/52 150,755,735
86,704,000 United States Treasury Note 3 .625 02/15/53 80,065,725
114,029,000 United States Treasury Note 4 .125 08/15/53 115,258,375
33,000,000 United States Treasury Note 4 .750 11/15/53 37,006,406
TOTAL U.S. TREASURY SECURITIES 2,171,968,527
TOTAL GOVERNMENT BONDS 4,721,743,762
(Cost $4,949,273,154)
STRUCTURED ASSETS - 14 .5%
ASSET BACKED - 5 .0%
4,000,000 (a),(d) AGL CLO 19 Ltd SOFR 3 M + 2.750% 8 .162 07/21/35 4,015,232
Series - 2022 19A (Class B1)
1,000,000 (a),(d) AGL CLO Ltd. SOFR 3 M + 2.600% 7 .852 07/21/36 1,009,992
Series - 2023 25A (Class B)
3,375,000 (a),(d) AIMCO CLO 16 Ltd SOFR 3 M + 1.912% 7 .314 01/17/35 3,374,419
Series - 2021 16A (Class B)
10,000,000 (a),(d) AIMCO CLO Series SOFR 3 M + 1.312% 6 .727 04/20/34 9,992,200
Series - 2017 AA (Class AR)
10,000,000 (a),(d) AIMCO CLO Series SOFR 3 M + 1.762% 7 .177 04/20/34 9,897,560
Series - 2017 AA (Class BR)
1,000,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 964,799
Series - 2020 2 (Class D)
17,000,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 15,884,213
Series - 2021 1 (Class D)
2,000,000 (d) AMSR Trust 3 .148 01/19/39 1,854,737
Series - 2019 SFR1 (Class C)
1,865,000 (d) AMSR Trust 3 .247 01/19/39 1,724,853
Series - 2019 SFR1 (Class D)
6,711,407 (d) Apollo aviation securitization 2 .798 01/15/47 5,764,629
Series - 2021 2A (Class A)
1,947,500 (d) Arm Master Trust LLC 6 .562 02/17/25 1,946,577
Series - 2023 T1 (Class A)
55,677 (d) Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,181,200 (d) Avis Budget Rental Car Funding AESOP LLC 2 .020 02/20/27 1,101,872
Series - 2020 2A (Class A)
6,800,000 (d) Avis Budget Rental Car Funding AESOP LLC 1 .630 08/20/27 6,137,572
Series - 2021 1A (Class B)
3,100,000 (d) Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,771,449
Series - 2021 1A (Class C)
1,000,000 (d) Avis Budget Rental Car Funding AESOP LLC 1 .660 02/20/28 900,370
Series - 2021 2A (Class A)
1,500,000 (a),(d) Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.910% 10 .264 12/23/24 1,406,100
Series - 2020 A (Class A)
726,892 (d) BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 693,826
Series - 2019 A (Class A)
1,441,541 (d) British Airways Pass Through Trust 3 .800 09/20/31 1,347,610
Series - 2018 1 (Class AA)

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 5,374,816 (d) Capital Automotive REIT 2 .690% 02/15/50 $ 5,162,028
Series - 2020 1A (Class A1)
3,829,085 (d) Capital Automotive REIT 1 .440 08/15/51 3,409,627
Series - 2021 1A (Class A1)
8,359,750 (d) Capital Automotive REIT 1 .920 08/15/51 7,382,587
Series - 2021 1A (Class A3)
1,440,000 Carmax Auto Owner Trust 1 .280 07/15/27 1,356,275
Series - 2021 1 (Class D)
5,752,500 (d) Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 4,905,764
Series - 2020 1A (Class A1)
9,850,000 (d) Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 8,419,022
Series - 2020 1A (Class A3)
507,521 Carvana Auto Receivables Trust 1 .270 03/10/28 475,341
Series - 2021 N2 (Class D)
2,204,613 Carvana Auto Receivables Trust 1 .720 09/11/28 2,078,141
Series - 2021 N4 (Class C)
3,340,000 (d) Carvana Auto Receivables Trust 4 .130 12/11/28 3,233,440
Series - 2022 N1 (Class D)
4,150,000 (a),(d) Cayuga Park CLO Ltd SOFR 3 M + 1.912% 1 .000 07/17/34 4,140,243
Series - 2020 1A (Class B1R)
186,694 (a) C-BASS Trust SOFR 1 M + 0.274% 3 .400 07/25/36 178,575
Series - 2006 CB6 (Class A1)
8,817,685 (a),(d) CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 22,044
Series - 2007 1A (Class A2)
8,769,657 (d) CF Hippolyta LLC 1 .690 07/15/60 8,104,643
Series - 2020 1 (Class A1)
2,626,022 (d) CF Hippolyta LLC 1 .990 07/15/60 2,237,641
Series - 2020 1 (Class A2)
1,798,904 (d) CF Hippolyta LLC 2 .280 07/15/60 1,646,174
Series - 2020 1 (Class B1)
1,231,030 (a),(d) CIFC Funding Ltd SOFR 3 M + 1.482% 6 .897 07/20/30 1,232,566
Series - 2017 3A (Class A1)
5,855,000 (a),(d) CIFC Funding Ltd LIBOR 3 M + 1.862% 7 .277 10/20/34 5,833,091
Series - 2020 2A (Class BR)
3,000,000 (a),(d) CIFC Funding Ltd SOFR 3 M + 3.000% 8 .412 10/22/35 3,031,680
Series - 2022 7A (Class B1)
5,625,000 (a),(d) CIFC Funding Ltd SOFR 3 M + 1.912% 7 .305 07/15/36 5,619,217
Series - 2020 1A (Class BR)
4,832 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 4,779
Series - 2002 1 (Class AF6)
11,450,000 (d) Cologix Data Centers US Issuer LLC 3 .300 12/26/51 10,304,327
Series - 2021 1A (Class A2)
4,250,000 (a) COMM Mortgage Trust 3 .926 03/10/48 3,955,084
Series - 2015 CR22 (Class B)
1,077,188 (d) DB Master Finance LLC 4 .352 05/20/49 1,037,920
Series - 2019 1A (Class A23)
16,660,000 (d) DB Master Finance LLC 2 .045 11/20/51 15,140,125
Series - 2021 1A (Class A2I)
13,132,000 (d) DB Master Finance LLC 2 .493 11/20/51 11,679,102
Series - 2021 1A (Class A2II)
1,629,698 (d) Diamond Resorts Owner Trust 2 .050 11/21/33 1,524,059
Series - 2021 1A (Class B)
2,511,000 (d) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 2,455,951
Series - 2015 1A (Class A2II)
2,280,000 (d) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 2,215,111
Series - 2018 1A (Class A2I)
13,601,250 (d) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 12,023,423
Series - 2021 1A (Class A2I)
3,800,000 (a),(d) Dryden 49 Senior Loan Fund SOFR 3 M + 1.862% 7 .257 07/18/30 3,803,348
Series - 2017 49A (Class BR)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 11,800,000 (d) DT Auto Owner Trust 1 .160% 11/16/26 $ 11,284,732
Series - 2021 1A (Class D)
873,347 (a),(d) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .570 05/25/37 863,126
Series - 2007 2 (Class A2C)
18,540,000 (d) Flexential Issuer, LLC 3 .250 11/27/51 16,638,183
Series - 2021 1A (Class A2)
11,925,326 (d) FNA VI LLC 1 .350 01/10/32 10,881,727
Series - 2021 1A (Class A)
11,586,807 (a),(d) Gracie Point International Funding 30 D AVG SOFR + 2.750% 8 .091 07/01/24 11,624,027
Series - 2022 2A (Class A)
4,000,000 (a),(d) Gracie Point International Funding 30 D AVG SOFR + 3.350% 8 .691 07/01/24 4,019,758
Series - 2022 2A (Class B)
1,940,000 (d) Hardee's Funding LLC 3 .981 12/20/50 1,704,137
Series - 2020 1A (Class A2)
603,229 (d) HERO Funding Trust 3 .190 09/20/48 524,290
Series - 2017 3A (Class A1)
217,897 (d) HERO Funding Trust 3 .280 09/20/48 191,677
Series - 2017 2A (Class A1)
784,197 (d) HERO Funding Trust 3 .950 09/20/48 700,225
Series - 2017 3A (Class A2)
435,794 (d) HERO Funding Trust 4 .070 09/20/48 393,576
Series - 2017 2A (Class A2)
11,850,000 (d) Hertz Vehicle Financing LLC 1 .560 12/26/25 11,414,760
Series - 2021 1A (Class B)
4,700,000 (d) Hertz Vehicle Financing LLC 4 .120 09/25/26 4,557,499
Series - 2022 4A (Class B)
3,700,000 (d) Hertz Vehicle Financing LLC 4 .610 09/25/26 3,581,350
Series - 2022 4A (Class C)
582,284 (d) Hilton Grand Vacations Trust 2 .340 07/25/33 554,125
Series - 2019 AA (Class A)
65,827 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3 .986 06/25/33 62,566
Series - 2003 1 (Class M1)
3,095,894 (d) Horizon Aircraft Finance II Ltd 3 .721 07/15/39 2,730,516
Series - 2019 1 (Class A)
4,057,864 (d) Horizon Aircraft Finance III Ltd 3 .425 11/15/39 3,185,399
Series - 2019 2 (Class A)
3,450,000 (d) Hpefs Equipment Trust 4 .430 09/20/29 3,389,065
Series - 2022 2A (Class C)
3,750,000 (d),(h) Industrial DPR Funding Ltd 5 .380 04/15/34 3,242,850
Series - 2022 1A (Class 1)
799,963 (a),(d) Invitation Homes Trust SOFR 1 M + 1.364% 6 .726 01/17/38 798,013
Series - 2018 SFR4 (Class B)
7,750,000 (a),(d) Madison Park Funding LIX Ltd SOFR 3 M + 2.362% 7 .757 01/18/34 7,768,871
Series - 2021 59A (Class C)
3,500,000 (a),(d) Madison Park Funding LV Ltd SOFR 3 M + 2.900% 8 .295 07/18/35 3,522,627
Series - 2022 55A (Class B1)
4,000,000 (a),(d) Magnetite XIX Ltd SOFR 3 M + 1.812% 7 .214 04/17/34 3,975,612
Series - 2017 19A (Class B1R)
530,000 (a),(d) Magnetite XVIII Ltd SOFR 3 M + 1.762% 7 .141 11/15/28 529,504
Series - 2016 18A (Class BR)
1,295,110 (d) MAPS Trust 2 .521 06/15/46 1,137,965
Series - 2021 1A (Class A)
2,700,000 (a),(d) Massachusetts St SOFR 3 M + 1.912% 7 .305 01/15/35 2,706,604
Series - 2021 3A (Class B)
5,250,000 (a),(d) MSCG Trust 3 .462 06/07/35 4,596,320
Series - 2015 ALDR (Class C)
1,750,000 (a),(d) MSCG Trust 3 .462 06/07/35 1,497,503
Series - 2015 ALDR (Class D)
919,468 (d) MVW LLC 1 .830 05/20/39 841,119
Series - 2021 2A (Class B)

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,876,861 (d) MVW LLC 1 .440% 01/22/41 $ 1,720,557
Series - 2021 1WA (Class B)
1,182,422 (d) MVW LLC 1 .940 01/22/41 1,082,831
Series - 2021 1WA (Class C)
1,005,417 (d) MVW Owner Trust 3 .000 11/20/36 965,925
Series - 2019 1A (Class B)
1,381,823 (d) Navient Private Education Refi Loan Trust 1 .310 01/15/69 1,264,775
Series - 2020 HA (Class A)
1,102,304 (d) Navient Student Loan Trust 3 .390 12/15/59 1,053,418
Series - 2019 BA (Class A2A)
16,000,000 (a),(d) Neuberger Berman Loan Advisers CLO 31 Ltd SOFR 3 M + 1.812% 7 .227 04/20/31 15,930,384
Series - 2019 31A (Class BR)
6,750,000 (a),(d) Neuberger Berman Loan Advisers Clo 40 Ltd SOFR 3 M + 1.662% 7 .055 04/16/33 6,694,508
Series - 2021 40A (Class B)
5,357,627 (d) Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 4,786,972
Series - 2021 1A (Class A1)
4,821,569 (d) Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 4,255,815
Series - 2021 2A (Class A1)
5,450,000 (a),(d) OHA Credit Funding 10 Ltd SOFR 3 M + 1.912% 7 .307 01/18/36 5,463,402
Series - 2021 10A (Class B)
10,000,000 (d) OneMain Financial Issuance Trust 1 .750 09/14/35 9,213,314
Series - 2020 2A (Class A)
3,694,573 (d) Oportun Funding XIV LLC 1 .210 03/08/28 3,525,965
Series - 2021 A (Class A)
3,515,000 (d) Oportun Issuance Trust 1 .960 05/08/31 3,252,816
Series - 2021 B (Class B)
274,405 (d) Orange Lake Timeshare Trust 3 .100 11/08/30 266,806
Series - 2018 A (Class A)
3,688,000 (d) PFS Financing Corp 0 .970 02/15/26 3,666,375
Series - 2020 G (Class A)
3,000,000 (d) PFS Financing Corp 0 .710 04/15/26 2,953,834
Series - 2021 A (Class A)
6,750,000 (d) PFS Financing Corp 0 .960 04/15/26 6,643,482
Series - 2021 A (Class B)
1,503,846 (a),(d) PNMSR 2018-GT1 A Mtge SOFR 1 M + 3.515% 8 .871 08/25/25 1,505,783
Series - 2018 GT2 (Class A)
1,500,000 (d) Progress Residential Trust 2 .711 11/17/40 1,263,518
Series - 2021 SFR9 (Class D)
2,000,000 (d) Regional Management Issuance Trust 7 .100 11/17/32 2,018,413
Series - 2022 2B (Class A)
3,034,415 (d) Renew 3 .950 09/20/53 2,796,112
Series - 2018 1 (Class A)
2,517,002 Santander Drive Auto Receivables Trust 2 .220 09/15/26 2,486,697
Series - 2020 2 (Class D)
11,227,200 (d) SERVPRO Master Issuer LLC 3 .882 10/25/49 10,545,900
Series - 2019 1A (Class A2)
3,266,250 (d) SERVPRO Master Issuer LLC 2 .394 04/25/51 2,805,709
Series - 2021 1A (Class A2)
1,221,481 (d) Settlement Fee Finance LLC 3 .840 11/01/49 1,206,315
Series - 2019 1A (Class A)
485,068 (d) Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 481,101
Series - 2019 1A (Class A)
1,051,787 (d) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 991,097
Series - 2021 1A (Class A)
1,140,421 (d) Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 1,075,341
Series - 2021 1A (Class B)
632,254 (d) Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 595,412
Series - 2021 1A (Class C)
966,411 (d) SMB Private Education Loan Trust 2 .430 02/17/32 942,072
Series - 2016 B (Class A2A)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 824,312 (d) SMB Private Education Loan Trust 2 .880% 09/15/34 $ 800,613
Series - 2017 A (Class A2A)
862,477 (d) SMB Private Education Loan Trust 2 .820 10/15/35 831,020
Series - 2017 B (Class A2A)
880,358 (d) SoFi Professional Loan Program LLC 2 .840 01/25/41 854,162
Series - 2017 F (Class A2FX)
725,208 (d) SoFi Professional Loan Program LLC 3 .690 06/15/48 701,971
Series - 2019 A (Class A2FX)
651,505 (d) SolarCity LMC 4 .800 11/20/38 640,069
Series - 2013 1 (Class A)
13,456,000 (d) Sonic Capital LLC 3 .845 01/20/50 12,669,241
Series - 2020 1A (Class A2I)
3,285,281 (d) SpringCastle America Funding LLC 1 .970 09/25/37 3,030,496
Series - 2020 AA (Class A)
3,950,000 (d) Stack Infrastructure Issuer LLC 1 .893 08/25/45 3,656,607
Series - 2020 1A (Class A2)
226,505 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6 .370 09/25/34 214,162
Series - 2004 8 (Class M1)
1,781,250 (d) Taco Bell Funding LLC 4 .970 05/25/46 1,753,682
Series - 2016 1A (Class A23)
14,987,055 (d) Taco Bell Funding LLC 1 .946 08/25/51 13,431,474
Series - 2021 1A (Class A2I)
9,667,800 (d) Taco Bell Funding LLC 2 .294 08/25/51 8,295,987
Series - 2021 1A (Class A2II)
5,250,000 (a),(d) TICP CLO VIII Ltd SOFR 3 M + 1.962% 7 .377 10/20/34 5,243,920
Series - 2017 8A (Class A2R)
650,000 (d) Tricon American Homes Trust 2 .049 07/17/38 593,065
Series - 2020 SFR1 (Class B)
5,399,031 (d) Vine 2 .790 11/15/50 4,830,085
Series - 2020 1A (Class A)
9,556,481 (d) Wendy's Funding LLC 2 .370 06/15/51 8,239,502
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 489,557,770
OTHER MORTGAGE BACKED - 9 .5%
1,180,419 (a),(d) ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6 .303 12/18/37 1,181,382
Series - 2021 FL4 (Class A)
77,317 (a),(d) Agate Bay Mortgage Trust 3 .500 09/25/45 68,490
Series - 2015 6 (Class A9)
1,870,000 (d) BAMLL Commercial Mortgage Securities Trust 3 .490 04/14/33 1,762,154
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3 .705 09/15/48 2,390,895
Series - 2015 UBS7 (Class A4)
1,910,000 (a) Banc of America Commercial Mortgage Trust 4 .343 09/15/48 1,711,684
Series - 2015 UBS7 (Class B)
3,618,064 Banc of America Commercial Mortgage Trust 3 .366 02/15/50 3,518,042
Series - 2017 BNK3 (Class ASB)
5,055,000 BANK 3 .731 11/15/50 4,554,426
Series - 2017 BNK8 (Class AS)
3,000,000 (a) BANK 3 .950 11/15/50 2,507,281
Series - 2017 BNK8 (Class B)
1,000,000 (a) BANK 4 .094 11/15/50 645,883
Series - 2017 BNK8 (Class C)
3,750,000 (d) BANK 2 .500 10/17/52 1,971,877
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 843,493
Series - 2019 BN21 (Class AS)
2,500,000 BANK 3 .203 12/15/52 2,155,592
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3 .455 12/15/52 1,310,624
Series - 2019 BN23 (Class B)

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,621,000 BANK 1 .925% 12/15/53 $ 3,691,162
Series - 2020 BN30 (Class A4)
50,000 BANK 2 .036 02/15/54 41,076
Series - 2021 BN31 (Class A4)
8,864,000 (a) BANK 2 .928 02/15/55 7,651,287
Series - 2022 BNK39 (Class A4)
4,000,000 (a) BANK 6 .260 04/15/56 4,152,181
Series - 2023 5YR1 (Class A3)
4,886,413 BANK 3 .289 07/15/60 4,747,635
Series - 2017 BNK6 (Class ASB)
2,550,000 (a) BANK 3 .283 11/15/62 2,218,529
Series - 2019 BN24 (Class AS)
11,716,000 BANK 2 .438 06/15/63 9,408,963
Series - 2021 BN34 (Class A5)
3,330,000 (a) BANK 3 .790 04/15/65 3,060,763
Series - 2022 BNK41 (Class A4)
7,274,386 (a),(d) Bayview MSR Opportunity Master Fund Trust 3 .000 02/25/52 6,084,225
Series - 2022 5 (Class A19)
1,250,000 (a),(d) BBCMS Mortgage Trust 4 .267 08/05/38 850,446
Series - 2018 CHRS (Class E)
4,400,000 (a) BBCMS Mortgage Trust 6 .383 07/15/56 4,566,607
Series - 2023 C20 (Class A2)
1,500,000 (d) BBCMS Trust 4 .798 08/10/35 1,248,764
Series - 2015 SRCH (Class C)
4,000,000 Benchmark 2019-B15 Mortgage Trust 2 .928 12/15/72 3,471,999
2,575,000 (a),(d) Benchmark Mortgage Trust 2 .791 09/15/48 2,058,808
Series - 2020 IG2 (Class AM)
2,500,000 (a),(d) Benchmark Mortgage Trust 3 .133 09/15/48 1,972,265
Series - 2020 IG3 (Class AS)
2,500,000 (a),(d) Benchmark Mortgage Trust 3 .536 09/15/48 2,207,541
Series - 2020 IG3 (Class BXA)
6,200,000 (a) Benchmark Mortgage Trust 3 .666 01/15/51 5,802,214
Series - 2018 B1 (Class A5)
1,380,000 Benchmark Mortgage Trust 4 .016 03/15/52 1,290,686
Series - 2019 B9 (Class A5)
1,250,000 (a) Benchmark Mortgage Trust 4 .971 03/15/52 937,350
Series - 2019 B9 (Class C)
2,500,000 Benchmark Mortgage Trust 3 .542 05/15/52 2,265,835
Series - 2019 B11 (Class A5)
1,200,000 (a) Benchmark Mortgage Trust 4 .510 05/15/53 1,154,402
Series - 2018 B7 (Class A4)
24,906,000 Benchmark Mortgage Trust 2 .584 03/15/54 20,335,931
Series - 2021 B24 (Class A5)
2,000,000 Benchmark Mortgage Trust 2 .224 08/15/54 1,640,394
Series - 2021 B28 (Class A5)
5,250,000 (a) Benchmark Mortgage Trust 2 .244 08/15/54 3,821,016
Series - 2021 B28 (Class B)
3,000,000 Benchmark Mortgage Trust 5 .626 04/15/56 3,053,537
Series - 2023 B38 (Class A2)
14,500,000 Benchmark Mortgage Trust 5 .750 07/15/56 15,291,567
Series - 2023 B39 (Class A5)
1,680,000 (d) Benchmark Mortgage Trust 2 .500 12/15/62 831,687
Series - 2019 B14 (Class D)
4,740,000 Benchmark Mortgage Trust 3 .049 12/15/62 4,257,134
Series - 2019 B14 (Class A5)
15,830,000 BENCHMARK Mortgage Trust 2 .390 07/15/54 12,690,359
Series - 2021 B27 (Class A5)
1,461,518 (a),(d) BX TRUST SOFR 1 M + 2.949% 8 .311 08/15/39 1,462,805
Series - 2022 PSB (Class B)
4,500,000 (a),(d) BXP Trust 2 .775 01/15/44 2,798,263
Series - 2021 601L (Class D)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 6,500,000 (a) CD Mortgage Trust 3 .879% 11/10/49 $ 5,358,988
Series - 2016 CD2 (Class B)
3,030,000 (a) CD Mortgage Trust 3 .978 11/10/49 2,306,820
Series - 2016 CD2 (Class C)
5,568,649 CD Mortgage Trust 3 .453 02/10/50 5,424,448
Series - 2017 CD3 (Class AAB)
5,555,000 CD Mortgage Trust 3 .833 02/10/50 4,585,809
Series - 2017 CD3 (Class AS)
6,635,000 (a) CD Mortgage Trust 3 .984 02/10/50 4,166,233
Series - 2017 CD3 (Class B)
3,630,000 (a) CD Mortgage Trust 4 .538 02/10/50 1,583,304
Series - 2017 CD3 (Class C)
5,000,000 (a) CD Mortgage Trust 3 .684 08/15/50 4,603,550
Series - 2017 CD5 (Class AS)
1,000,000 CD Mortgage Trust 3 .456 11/13/50 936,071
Series - 2017 CD6 (Class A5)
3,600,000 CD Mortgage Trust 2 .812 08/15/57 3,367,767
Series - 2019 CD8 (Class ASB)
48,720 (a),(d) CF Mortgage Trust 2 .840 04/15/25 46,544
Series - 2020 P1 (Class A1)
1,750,000 (a),(d) CF Mortgage Trust 3 .603 04/15/52 1,143,858
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3 .458 08/15/50 1,100,148
Series - 2017 B1 (Class A4)
62,862 (a) CHL Mortgage Pass-Through Trust 5 .003 02/20/35 62,653
Series - 2004 HYB9 (Class 1A1)
1,750,000 (a),(d) Citigroup Commercial Mortgage Trust 3 .518 05/10/35 1,622,207
Series - 2013 375P (Class B)
1,000,000 (a),(d) Citigroup Commercial Mortgage Trust 4 .476 07/10/47 862,134
Series - 2014 GC23 (Class D)
3,023,000 Citigroup Commercial Mortgage Trust 4 .017 10/10/47 2,938,173
Series - 2014 GC25 (Class AS)
500,000 (a) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 472,412
Series - 2015 GC29 (Class B)
2,000,000 (a) Citigroup Commercial Mortgage Trust 4 .138 04/10/48 1,845,486
Series - 2015 GC29 (Class C)
6,000,000 (a),(d) COMM Mortgage Trust 3 .538 10/10/29 5,180,899
Series - 2017 PANW (Class C)
131,100 (d) COMM Mortgage Trust 3 .178 02/10/35 124,625
Series - 2015 3BP (Class A)
227,620 COMM Mortgage Trust 2 .853 10/15/45 208,605
Series - 2012 CR4 (Class A3)
6,500,000 (a) COMM Mortgage Trust 4 .585 02/10/47 5,882,732
Series - 2014 CR14 (Class B)
1,235,000 COMM Mortgage Trust 4 .199 03/10/47 1,229,129
Series - 2014 UBS2 (Class AM)
2,537,089 COMM Mortgage Trust 4 .701 03/10/47 2,409,364
Series - 2014 UBS2 (Class B)
2,798,577 (a) COMM Mortgage Trust 4 .947 03/10/47 2,457,605
Series - 2014 UBS2 (Class C)
1,200,000 (a) COMM Mortgage Trust 3 .740 04/10/47 1,118,750
Series - 2014 LC15 (Class C)
750,000 COMM Mortgage Trust 4 .174 05/10/47 711,562
Series - 2014 CR17 (Class AM)
2,750,000 COMM Mortgage Trust 4 .377 05/10/47 2,520,849
Series - 2014 CR17 (Class B)
3,225,000 COMM Mortgage Trust 3 .819 06/10/47 3,190,511
Series - 2014 UBS3 (Class A4)
3,896,000 (a) COMM Mortgage Trust 4 .735 06/10/47 2,845,825
Series - 2014 UBS3 (Class C)

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,150,000 (a),(d) COMM Mortgage Trust 4 .767% 06/10/47 $ 2,710,243
Series - 2014 UBS3 (Class D)
6,400,000 COMM Mortgage Trust 3 .917 10/10/47 6,293,529
Series - 2014 LC17 (Class A5)
393,582 COMM Mortgage Trust 3 .040 02/10/48 388,914
Series - 2015 LC19 (Class ASB)
2,498,000 (a) COMM Mortgage Trust 3 .829 02/10/48 2,333,754
Series - 2015 LC19 (Class B)
2,497,000 (d) COMM Mortgage Trust 3 .000 03/10/48 1,722,743
Series - 2015 CR22 (Class E)
575,000 (a) COMM Mortgage Trust 3 .603 03/10/48 550,614
Series - 2015 CR22 (Class AM)
2,000,000 (a),(d) COMM Mortgage Trust 4 .067 03/10/48 1,583,971
Series - 2015 CR22 (Class D)
1,000,000 (a) COMM Mortgage Trust 4 .067 03/10/48 901,898
Series - 2015 CR22 (Class C)
2,000,000 COMM Mortgage Trust 3 .801 05/10/48 1,916,786
Series - 2015 CR23 (Class AM)
3,936,016 (a) COMM Mortgage Trust 4 .183 05/10/48 3,740,003
Series - 2015 CR23 (Class B)
2,500,000 (a) COMM Mortgage Trust 4 .287 05/10/48 2,250,331
Series - 2015 CR23 (Class C)
2,500,000 (a) COMM Mortgage Trust 4 .287 05/10/48 2,063,067
Series - 2015 CR23 (Class D)
1,664,719 COMM Mortgage Trust 3 .432 08/10/48 1,616,082
Series - 2015 CR24 (Class A4)
1,500,000 (a) COMM Mortgage Trust 3 .463 08/10/48 1,216,552
Series - 2015 CR24 (Class D)
3,640,000 (a) COMM Mortgage Trust 4 .028 08/10/48 3,474,503
Series - 2015 CR24 (Class AM)
1,000,000 (a) COMM Mortgage Trust 4 .347 08/10/48 938,080
Series - 2015 CR24 (Class B)
2,000,000 (a) COMM Mortgage Trust 4 .347 08/10/48 1,788,408
Series - 2015 CR24 (Class C)
2,250,000 (a) COMM Mortgage Trust 4 .516 08/10/48 2,138,389
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3 .630 10/10/48 2,504,889
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3 .984 10/10/48 957,664
Series - 2015 CR27 (Class AM)
1,627,000 (a) COMM Mortgage Trust 4 .465 10/10/48 1,533,039
Series - 2015 CR26 (Class B)
3,731,000 (a) COMM Mortgage Trust 4 .465 10/10/48 3,473,183
Series - 2015 CR26 (Class C)
7,724,000 (a) COMM Mortgage Trust 4 .546 10/10/48 7,014,595
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3 .762 02/10/49 1,038,848
Series - 2016 CR28 (Class A4)
5,000,000 (a) COMM Mortgage Trust 4 .605 02/10/49 4,651,592
Series - 2016 CR28 (Class B)
2,969,412 (a) COMM Mortgage Trust 4 .340 05/10/51 2,624,285
Series - 2018 COR3 (Class AM)
1,250,000 COMM Mortgage Trust 3 .263 08/15/57 1,078,959
Series - 2019 GC44 (Class AM)
2,252,600 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6 .349 03/25/42 2,474,379
Series - 2022 R03 (Class 1B1)
20,350,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .837 03/25/42 21,301,430
Series - 2022 R03 (Class 1M2)
4,779,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .337 04/25/42 4,870,650
Series - 2022 R05 (Class 2M2)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 31,740,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .187% 05/25/42 $ 33,427,165
Series - 2022 R06 (Class 1M2)
7,825,000 (a),(d) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .937 07/25/42 8,217,090
Series - 2022 R08 (Class 1M2)
9,630,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .087 09/25/42 10,437,876
Series - 2022 R09 (Class 2M2)
720,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12 .087 09/25/42 790,568
Series - 2022 R09 (Class 2B1)
15,035,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .087 12/25/42 15,914,728
Series - 2023 R01 (Class 1M2)
1,000,000 (a),(d) CPT Mortgage Trust 2 .997 11/13/39 608,922
Series - 2019 CPT (Class E)
115,912 (a),(d) Credit Suisse Mortgage Capital Certificates SOFR 1 M + 1.027% 6 .389 05/15/36 115,925
Series - 2019 ICE4 (Class A)
2,992,555 (a),(d) Credit Suisse Mortgage Capital Certificates SOFR 1 M + 1.647% 7 .009 05/15/36 2,983,531
Series - 2019 ICE4 (Class D)
6,323,278 (a),(d) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 5,215,115
Series - 2021 NQM8 (Class A3)
2,500,000 (a),(d) CSMC Series 3 .388 10/25/59 2,272,235
Series - 2019 NQM1 (Class M1)
4,750,000 DBGS Mortgage Trust 4 .466 10/15/51 4,482,403
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2 .340 08/15/53 3,937,305
Series - 2020 C9 (Class AM)
1,200,000 (d) DBUBS Mortgage Trust 3 .452 10/10/34 1,101,980
Series - 2017 BRBK (Class A)
55,898 (a),(d) Flagstar Mortgage Trust 4 .000 09/25/48 52,328
Series - 2018 5 (Class A11)
1,890,998 (a),(d) Flagstar Mortgage Trust 2 .500 04/25/51 1,517,523
Series - 2021 2 (Class A4)
6,078,879 (a),(d) Flagstar Mortgage Trust 2 .500 06/01/51 4,878,291
Series - 2021 4 (Class A21)
21,585,796 (a),(d) Flagstar Mortgage Trust 3 .000 10/25/51 18,054,148
Series - 2021 10IN (Class A17)
3,000,000 (a),(d) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8 .826 11/15/36 2,816,161
Series - 2021 ARDN (Class E)
1,238,000 (a),(d) GS Mortgage Securities Corp II 3 .475 09/10/37 1,112,265
Series - 2017 375H (Class A)
2,590,000 (a) GS Mortgage Securities Corp II 3 .777 05/10/50 2,456,722
Series - 2015 GC30 (Class AS)
3,010,000 (a) GS Mortgage Securities Corp II 3 .992 03/10/51 2,839,974
Series - 2018 GS9 (Class A4)
1,500,000 (a) GS Mortgage Securities Corp II 4 .155 07/10/51 1,413,437
Series - 2018 GS10 (Class A5)
6,500,000 (a),(d) GS Mortgage Securities Corp Trust SOFR 1 M + 2.164% 7 .526 11/15/36 6,251,244
Series - 2021 ARDN (Class C)
2,000,000 (a),(d) GS Mortgage Securities Trust SOFR 1 M + 1.747% 7 .109 07/15/31 1,250,050
Series - 2018 TWR (Class C)
1,671,243 (a),(d) GS Mortgage Securities Trust 4 .285 02/10/46 1,607,320
Series - 2013 GC10 (Class C)
2,950,000 (a) GS Mortgage Securities Trust 4 .306 02/10/48 2,764,650
Series - 2015 GC28 (Class C)
3,500,000 (a) GS Mortgage Securities Trust 4 .018 07/10/48 3,346,288
Series - 2015 GC32 (Class AS)
3,779,000 (a) GS Mortgage Securities Trust 3 .983 10/10/49 3,012,283
Series - 2016 GS3 (Class C)
4,185,000 (a) GS Mortgage Securities Trust 3 .952 11/10/49 3,452,677
Series - 2016 GS4 (Class C)
4,814,772 GS Mortgage Securities Trust 3 .467 03/10/50 4,667,752
Series - 2017 GS5 (Class AAB)

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 9,100,951 GS Mortgage Securities Trust 3 .674% 03/10/50 $ 8,510,764
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3 .433 05/10/50 3,986,498
Series - 2017 GS6 (Class A3)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,839,484
Series - 2017 GS8 (Class ABP)
2,500,000 (a) GS Mortgage Securities Trust 4 .323 11/10/50 2,105,427
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3 .968 02/10/52 1,188,619
Series - 2019 GC38 (Class A4)
2,400,000 (a) GS Mortgage Securities Trust 4 .158 02/10/52 2,191,729
Series - 2019 GC38 (Class AS)
1,000,000 (a) GS Mortgage Securities Trust 4 .761 02/10/52 827,239
Series - 2019 GC38 (Class C)
5,510,000 GS Mortgage Securities Trust 3 .001 09/10/52 4,918,230
Series - 2019 GC42 (Class A4)
1,361,000 (a) GS Mortgage Securities Trust 3 .405 02/13/53 1,106,841
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2 .012 12/12/53 4,374,112
Series - 2020 GSA2 (Class A5)
121,518 (a),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 112,980
Series - 2019 PJ2 (Class A1)
317,188 (a),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 293,338
Series - 2019 PJ2 (Class A4)
735,408 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 622,508
Series - 2020 PJ4 (Class A4)
34,699,292 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .269 03/27/51 371,864
Series - 2020 PJ5 (Class AX1)
1,126,265 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 958,226
Series - 2020 PJ5 (Class A4)
2,123,556 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,704,150
Series - 2020 PJ6 (Class A4)
84,001,007 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .148 08/25/51 572,022
Series - 2021 PJ3 (Class AX1)
9,012,473 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 7,232,496
Series - 2021 PJ5 (Class A4)
10,882,962 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 9,102,403
Series - 2022 PJ2 (Class A36)
3,436,428 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 2,874,195
Series - 2022 PJ4 (Class A36)
987,068 (a),(d) GS Mortgage-Backed Securities Trust 3 .630 05/25/50 834,565
Series - 2020 PJ1 (Class B2)
2,595,933 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 07/25/51 2,083,232
Series - 2021 PJ2 (Class A4)
12,832,921 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 10,322,686
Series - 2021 PJ6 (Class A4)
18,604,628 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 14,930,185
Series - 2021 PJ7 (Class A4)
9,469,950 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,599,620
Series - 2021 PJ8 (Class A4)
3,239,902 (a),(d) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 2,481,436
Series - 2021 PJ7 (Class B2)
8,399,444 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 6,740,540
Series - 2021 PJ10 (Class A4)
8,169,205 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 7,083,217
Series - 2022 PJ1 (Class A8)
2,702,565 (a),(d) GS Mortgage-Backed Securities Trust 2 .832 05/28/52 2,108,553
Series - 2022 PJ1 (Class B2)
6,574,624 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 07/25/52 5,498,951
Series - 2022 INV1 (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 7,633,543 (a),(d) GS Mortgage-Backed Securities Trust 3 .000% 09/25/52 $ 6,384,620
Series - 2022 HP1 (Class A4)
6,038,584 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 5,050,613
Series - 2022 PJ5 (Class A36)
4,845,427 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 4,052,668
Series - 2022 PJ6 (Class A24)
7,411,514 (a),(d) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 6,438,566
Series - 2023 PJ1 (Class A24)
684,337 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .090 08/19/45 625,335
Series - 2005 11 (Class 2A1A)
2,000,000 (d) Hudson Yards Mortgage Trust 2 .835 08/10/38 1,860,524
Series - 2016 10HY (Class A)
3,000,000 (a),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 2,762,887
Series - 2016 10HY (Class B)
3,500,000 (a),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 3,181,524
Series - 2016 10HY (Class C)
3,450,000 (a),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 2,707,698
Series - 2019 55HY (Class D)
2,750,000 (a),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 2,024,648
Series - 2019 55HY (Class E)
2,387,349 (a),(d) Imperial Fund Mortgage Trust 2 .051 10/25/55 2,164,396
Series - 2020 NQM1 (Class A3)
1,000,000 (a),(d) Imperial Fund Mortgage Trust 3 .531 10/25/55 852,337
Series - 2020 NQM1 (Class M1)
3,000,000 (d) JP Morgan Chase Commercial Mortgage Securities
Corp
4 .379 07/05/31 2,497,575
Series - 2018 AON (Class B)
319,615 (a),(d) JP Morgan Chase Commercial Mortgage Securities
Corp
3 .983 01/15/46 290,951
Series - 2013 C13 (Class D)
480,835 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 467,535
Series - 2017 JP7 (Class A3)
1,000,000 (d) JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 530,615
Series - 2020 NNN (Class DFX)
2,320,798 (a),(d) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .678 12/25/44 2,223,198
Series - 2015 1 (Class B1)
63,899 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/45 57,179
Series - 2015 3 (Class A19)
396,676 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/45 350,961
Series - 2015 6 (Class A13)
1,288,286 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/48 1,121,569
Series - 2018 3 (Class A13)
2,481,408 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 2,142,063
Series - 2018 5 (Class A13)
1,216,763 (a),(d) JP Morgan Mortgage Trust 3 .684 10/26/48 1,184,679
Series - 2017 5 (Class A2)
128,881 (a),(d) JP Morgan Mortgage Trust 4 .000 02/25/49 117,340
Series - 2018 9 (Class A13)
89,845 (a),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 82,813
Series - 2019 1 (Class A3)
47,152 (a),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 43,207
Series - 2019 1 (Class A15)
518,056 (a),(d) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6 .420 10/25/49 502,136
Series - 2019 INV1 (Class A11)
3,511,196 (a),(d) JP Morgan Mortgage Trust 3 .823 06/25/50 3,033,215
Series - 2020 1 (Class B2)
26,575,837 (a),(d) JP Morgan Mortgage Trust 0 .139 07/25/51 175,852
Series - 2021 3 (Class AX1)
18,917,856 (a),(d) JP Morgan Mortgage Trust 0 .131 08/25/51 117,777
Series - 2021 4 (Class AX1)

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,132,590 (a),(d) JP Morgan Mortgage Trust 2 .881% 08/25/51 $ 1,655,098
Series - 2021 4 (Class B2)
36,286,917 (a),(d) JP Morgan Mortgage Trust 0 .137 10/25/51 234,228
Series - 2021 6 (Class AX1)
4,578,330 (a),(d) JP Morgan Mortgage Trust 2 .500 10/25/51 3,674,102
Series - 2021 6 (Class A15)
9,852,395 (a),(d) JP Morgan Mortgage Trust 0 .400 12/25/51 212,923
Series - 2021 INV2 (Class AX4)
2,170,391 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 1,741,736
Series - 2021 10 (Class A15)
2,271,397 (a),(d) JP Morgan Mortgage Trust 2 .500 02/25/52 1,822,792
Series - 2021 12 (Class A15)
3,618,428 (a),(d) JP Morgan Mortgage Trust 2 .500 05/25/52 2,903,783
Series - 2021 14 (Class A15)
2,248,832 (a),(d) JP Morgan Mortgage Trust 2 .927 05/25/52 1,812,919
Series - 2021 LTV2 (Class A3)
15,436,465 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 12,872,465
Series - 2022 2 (Class A25)
6,734,311 (a),(d) JP Morgan Mortgage Trust 3 .000 09/25/52 5,615,741
Series - 2022 INV3 (Class A6)
9,611,203 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/52 8,349,491
Series - 2022 LTV2 (Class A6)
6,106,017 (a),(d) JP Morgan Mortgage Trust 3 .000 12/25/52 5,107,013
Series - 2022 7 (Class 1A17)
2,186,666 (a),(d) JP Morgan Mortgage Trust 4 .000 12/25/52 1,956,958
Series - 2022 7 (Class 2A6A)
1,872,418 JPMBB Commercial Mortgage Securities Trust 3 .493 08/15/47 1,860,515
Series - 2014 C21 (Class A4)
4,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 4,343,640
Series - 2014 C23 (Class B)
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 1,401,289
Series - 2014 C23 (Class C)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 921,942
Series - 2015 C27 (Class B)
2,000,000 (a) JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 1,916,247
Series - 2015 C29 (Class AS)
1,600,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,499,988
Series - 2015 C29 (Class B)
6,000,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 5,623,186
Series - 2015 C31 (Class AS)
6,885,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 5,726,388
Series - 2015 C31 (Class B)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 2,303,990
Series - 2015 C31 (Class C)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 1,349,624
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4 .023 12/15/48 2,857,668
Series - 2015 C33 (Class AS)
745,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .636 12/15/48 627,331
Series - 2015 C33 (Class C)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 9,979,057
Series - 2016 C1 (Class A5)
2,645,000 (a),(d) JPMBB Commercial Mortgage Securities Trust 4 .202 03/17/49 2,137,866
Series - 2016 C1 (Class D1)
1,606,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .702 03/17/49 1,443,501
Series - 2016 C1 (Class C)
862,854 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 834,180
Series - 2017 JP5 (Class A4)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3 .703 09/15/50 1,576,341
Series - 2017 JP7 (Class C)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .123% 06/13/52 $ 2,212,078
Series - 2019 COR5 (Class A3)
5,554,000 JPMDB Commercial Mortgage Securities Trust 2 .180 05/13/53 4,325,466
Series - 2020 COR7 (Class A5)
3,625,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 2,574,580
Series - 2020 COR7 (Class AS)
1,139,634 (d) Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 1,060,039
Series - 2013 GCP (Class A1)
686,049 (d) LSTAR Commercial Mortgage Trust 2 .579 03/10/49 673,309
Series - 2016 4 (Class A2)
12,000,000 (a),(d) MAD Mortgage Trust 3 .188 08/15/34 10,792,466
Series - 2017 330M (Class A)
1,500,000 (a),(d) Manhattan West 2 .335 09/10/39 1,319,680
Series - 2020 1MW (Class B)
1,469,883 (a) Merrill Lynch Mortgage Investors Trust SOFR 1 M + 0.634% 2 .278 01/25/37 1,381,510
Series - 2006 WMC1 (Class A1B)
2,808,024 (d) Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,620,295
Series - 2014 C19 (Class LNC1)
887,211 (d) Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 813,822
Series - 2014 C19 (Class LNC2)
1,500,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .847 02/15/47 1,491,484
Series - 2014 C14 (Class B)
1,305,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 5 .037 02/15/47 1,280,261
Series - 2014 C14 (Class C)
2,070,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 2,003,945
Series - 2014 C19 (Class AS)
3,500,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 3,333,982
Series - 2014 C19 (Class B)
20,124 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 19,874
Series - 2015 C20 (Class ASB)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .605 02/15/48 2,402,004
Series - 2015 C20 (Class AS)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 5,666,960
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 3,199,250
Series - 2015 C22 (Class AS)
6,503,774 Morgan Stanley Capital I Trust 2 .606 08/15/49 6,277,180
Series - 2016 UB11 (Class ASB)
259,464 (a) Morgan Stanley Capital I Trust 6 .079 12/12/49 110,046
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,227,182
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .177 07/15/51 948,447
Series - 2018 H3 (Class A5)
3,142,000 (a) Morgan Stanley Capital I Trust 4 .429 07/15/51 2,938,563
Series - 2018 H3 (Class AS)
2,509,904 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 2,195,908
Series - 2021 4 (Class A4)
2,000,000 (d) MRCD Mortgage Trust 2 .718 12/15/36 1,250,001
Series - 2019 PARK (Class D)
3,500,000 (d) MRCD Mortgage Trust 2 .718 12/15/36 2,079,701
Series - 2019 PARK (Class E)
1,500,000 (a),(d) MSDB Trust 3 .316 07/11/39 1,322,179
Series - 2017 712F (Class A)
5,347,801 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 4,860,002
Series - 2019 MILE (Class A)
2,500,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .241 07/15/36 2,139,739
Series - 2019 MILE (Class B)
703,488 (d) Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 627,797
Series - 2020 2PAC (Class A)

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 85,852 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5 .950% 02/25/36 $ 84,219
Series - 2005 3 (Class A1)
9,969,350 (a),(d) OBX Trust 2 .500 07/25/51 8,000,387
Series - 2021 J2 (Class A19)
8,125,266 (a),(d) OBX Trust 4 .000 10/25/52 7,271,711
Series - 2022 INV5 (Class A13)
653,589 (a),(d) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 624,930
Series - 2018 1 (Class A2)
2,097,270 (a),(d) Oceanview Mortgage Trust 2 .500 05/25/51 1,683,056
Series - 2021 1 (Class A19)
2,246,147 (a),(d) Oceanview Mortgage Trust 4 .500 11/25/52 2,118,211
Series - 2022 1 (Class A1)
5,000,000 (d) One Bryant Park Trust 2 .516 09/15/54 4,243,230
Series - 2019 OBP (Class A)
20,445,000 (d) One Market Plaza Trust 3 .614 02/10/32 18,702,064
Series - 2017 1MKT (Class A)
3,950,090 (a),(d) OPEN Trust SOFR 1 M + 5.236% 10 .598 10/15/28 3,980,974
Series - 2023 AIR (Class C)
1,000,000 (d) RBS Commercial Funding, Inc Trust 3 .511 03/11/31 873,437
Series - 2013 SMV (Class B)
2,674,647 (a),(d) RCKT Mortgage Trust 3 .500 06/25/52 2,323,533
Series - 2022 4 (Class A22)
302,912 (a),(d) Sequoia Mortgage Trust 3 .500 05/25/45 274,499
Series - 2015 2 (Class A1)
218,660 (a),(d) Sequoia Mortgage Trust 3 .500 02/25/47 191,451
Series - 2017 2 (Class A19)
794,758 (a),(d) Sequoia Mortgage Trust 3 .721 09/25/47 733,205
Series - 2017 6 (Class B1)
492,706 (a),(d) Sequoia Mortgage Trust 3 .500 03/25/48 436,097
Series - 2018 3 (Class A1)
40,109 (a),(d) Sequoia Mortgage Trust 4 .000 09/25/48 37,042
Series - 2018 7 (Class A19)
2,650,429 (a),(d) Sequoia Mortgage Trust 3 .000 04/25/50 2,216,586
Series - 2020 3 (Class A19)
4,494,669 (a),(d) Sequoia Mortgage Trust 5 .000 01/25/53 4,285,890
Series - 2023 1 (Class A19)
197,660 (a),(d) Shellpoint Co-Originator Trust 3 .500 04/25/47 174,238
Series - 2017 1 (Class A19)
2,500,000 (d) SLG Office Trust 2 .851 07/15/41 1,895,893
Series - 2021 OVA (Class E)
2,319,312 (a),(d) SMR Mortgage Trust SOFR 1 M + 2.400% 7 .762 02/15/39 2,176,395
Series - 2022 IND (Class B)
730,000 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 4.350% 9 .687 04/25/42 768,675
Series - 2022 DNA3 (Class M2)
1,800,000 UBS Commercial Mortgage Trust 3 .563 10/15/50 1,680,473
Series - 2017 C4 (Class A4)
2,250,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 2,156,237
Series - 2018 C13 (Class A4)
428,001 (a),(d) UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 381,937
Series - 2013 C5 (Class B)
6,849,971 (a),(d) Verus Securitization Trust 2 .240 10/25/66 5,706,273
Series - 2021 7 (Class A3)
483,544 (d) VSE VOI Mortgage LLC 2 .330 03/20/35 480,639
Series - 2017 A (Class A)
460,758 (d) VSE VOI Mortgage LLC 4 .020 02/20/36 448,812
Series - 2018 A (Class C)
3,400,000 Wells Fargo Commercial Mortgage Trust 3 .808 12/15/47 3,267,554
Series - 2014 LC18 (Class AS)
2,272,000 Wells Fargo Commercial Mortgage Trust 3 .540 05/15/48 2,197,557
Series - 2015 C28 (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,100,000 (a) Wells Fargo Commercial Mortgage Trust 3 .658% 05/15/48 $ 1,939,027
Series - 2015 NXS1 (Class B)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4 .140 05/15/48 1,720,914
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3 .637 06/15/48 338,854
Series - 2015 C29 (Class A4)
2,405,381 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 2,335,189
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 361,615
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,819,234
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3 .467 04/15/50 1,641,858
Series - 2015 LC20 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4 .012 03/15/51 1,908,033
Series - 2018 C43 (Class A4)
1,200,000 (d) Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 1,052,148
Series - 2015 NXS3 (Class D)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 3 .972 09/15/57 2,387,887
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3 .952 01/15/59 3,186,826
Series - 2016 C32 (Class AS)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 4 .729 01/15/59 2,328,902
Series - 2016 C32 (Class B)
522,016 Wells Fargo Commercial Mortgage Trust 2 .933 11/15/59 505,253
Series - 2016 C36 (Class ASB)
90,582 (a),(d) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 84,663
Series - 2019 2 (Class A17)
1,162,289 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 1,019,400
Series - 2019 4 (Class A1)
770,354 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 642,555
Series - 2020 4 (Class A17)
11,196,781 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 8,985,399
Series - 2021 2 (Class A17)
2,979,723 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 2,391,223
Series - 2022 2 (Class A18)
3,396,806 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 2,841,055
Series - 2022 INV1 (Class A18)
5,874,475 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 5,103,303
Series - 2022 INV1 (Class A17)
1,664,000 (a) WFRBS Commercial Mortgage Trust 4 .822 12/15/46 1,561,785
Series - 2013 C18 (Class C)
2,225,281 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 2,198,571
Series - 2014 C20 (Class A5)
189,733 (a),(d) WinWater Mortgage Loan Trust 3 .919 06/20/44 159,936
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 934,202,829
TOTAL STRUCTURED ASSETS 1,423,760,599
(Cost $1,564,007,520)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
MATERIALS - 0 .0%
363,958 (j) Petra Diamonds Ltd 324,743
TOTAL MATERIALS 324,743
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
10,391 (j) Bright Bidco BV 3,772
7,607 (j) Bright Bidco BV 2,761
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,533

Core Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES - 0 .0%
1,010 (j) Avaya, Inc $ 6,565
4,815 (j) Avaya, Inc 31,298
TOTAL SOFTWARE & SERVICES 37,863
TOTAL COMMON STOCKS 369,139
(Cost $949,850)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0 .1%
200,000 Morgan Stanley 4,952,000
208,700 Morgan Stanley 5,461,679
TOTAL FINANCIAL SERVICES 10,413,679
TOTAL PREFERRED STOCKS 10,413,679
(Cost $10,877,500)
TOTAL LONG-TERM INVESTMENTS 9,669,015,553
(Cost $10,340,031,208)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 0 .9%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/24/24 9,962,372
26,110,000 Federal Home Loan Bank (FHLB) 0 .000 01/02/24 26,094,885
4,335,000 FHLB 0 .000 01/05/24 4,330,609
10,000,000 Tennessee Valley Authority (TVA) 0 .000 01/10/24 9,982,633
40,100,000 TVA 0 .000 01/17/24 39,989,736
TOTAL GOVERNMENT AGENCY DEBT 90,360,235
REPURCHASE AGREEMENT - 0 .6%
60,750,000 (k) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 60,750,000
TOTAL REPURCHASE AGREEMENT 60,750,000
TREASURY DEBT - 0 .2%
5,000,000 United States Treasury Bill 0 .000 01/02/24 5,000,000
14,500,000 United States Treasury Bill 0 .000 02/27/24 14,380,853
TOTAL TREASURY DEBT 19,380,853
TOTAL SHORT-TERM INVESTMENTS 170,491,088
(Cost $170,528,434)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
81,073,712 (l) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 81,073,712
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 81,073,712
(Cost $81,073,712)
TOTAL INVESTMENTS - 100.8% 9,920,580,353
(Cost $10,591,633,354)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (82,542,995)
NET ASSETS - 100.0% $ 9,838,037,358

See Notes to Portfolios of Investments
Principal denominated in U.S. Dollars, unless otherwise noted.
AVG Average
BRL Brazilian Real
D Day
DOP Dominican Republic Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c)
In default
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $108,443,038.
(f)
Perpetual security
(g)
Payment in Kind Bond
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j)
Non-income producing
(k) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $60,785,910 on 1/2/24, collateralized by Government Agency
Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $61,965,018.
(l)
Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 5,222,927 EUR 4,904,134 JPMorgan Chase Bank 01/16/24  $ (194,616)
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/28 $ 23,760,000 $ (1,425,589) $ (175,073) $ (1,250,516)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 257,400,000 (15,443,878) (2,011,813) (13,432,065)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 18,810,000 (1,128,591) (1,025,155) (103,436)
Total $ (17,998,058) $ (3,212,041) $ (14,786,017)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Core Impact Bond Fund December 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.9%
BANK LOAN OBLIGATIONS - 0.6%
CAPITAL GOODS - 0 .0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/24 $ 98,675
TOTAL CAPITAL GOODS 98,675
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
13,942,616 (c) LTR Intermediate Holdings, Inc SOFR 4 M + 4.500% 10 .110 05/05/28 12,984,061
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,984,061
UTILITIES - 0 .4%
6,698,588 (c) Exgen Renewables IV LLC SOFR 4 M + 2.500% 8 .150 12/15/27 6,705,890
17,152,069 (c) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .948 05/21/29 17,157,387
TOTAL UTILITIES 23,863,277
TOTAL BANK LOAN OBLIGATIONS 36,946,013
(Cost $37,906,932)
CORPORATE BONDS - 26 .0%
AUTOMOBILES & COMPONENTS - 0 .7%
6,650,000 Ford Motor Co 3 .250 02/12/32 5,530,829
11,866,000 Magna International, Inc 3 .625 06/15/24 11,753,310
11,025,000 (d) Magna International, Inc 2 .450 06/15/30 9,655,026
8,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,640,354
2,260,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 2,341,968
4,980,000 (e) ZF North America Capital, Inc 7 .125 04/14/30 5,307,654
TOTAL AUTOMOBILES & COMPONENTS 42,229,141
BANKS - 3 .5%
1,450,000 (e) ABN AMRO Bank NV 2 .470 12/13/29 1,275,576
5,800,000 Banco Santander S.A. 6 .938 11/07/33 6,439,095
5,400,000 Banco Santander S.A. 9 .625 N/A(f) 5,899,500
10,000,000 Bank of Montreal 3 .803 12/15/32 9,199,195
10,425,000 Barclays plc 6 .692 09/13/34 11,144,318
5,850,000 Barclays plc 9 .625 N/A(f) 6,076,688
3,250,000 (e) BNP Paribas S.A. 1 .904 09/30/28 2,887,136
11,375,000 (e) BNP Paribas S.A. 5 .894 12/05/34 11,883,038
5,400,000 (e) BNP Paribas S.A. 8 .500 N/A(f) 5,655,010
10,000,000 (e) BPCE S.A. 2 .045 10/19/27 9,075,626
5,107,000 (e) BPCE S.A. 3 .116 10/19/32 4,164,097
780,000 Citigroup, Inc 6 .069 10/30/24 780,437
3,125,000 (c) Citigroup, Inc SOFR + 0.694% 5 .330 01/25/26 3,106,407
6,825,000 Citigroup, Inc 7 .625 N/A(f) 6,969,008
4,950,000 (e) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 5,073,684
4,250,000 HSBC Holdings plc 5 .210 08/11/28 4,246,260
9,925,000 HSBC Holdings plc 6 .161 03/09/29 10,248,433
3,700,000 ING Groep NV 4 .017 03/28/28 3,588,428
6,250,000 (e) Intesa Sanpaolo S.p.A 3 .250 09/23/24 6,135,724
3,650,000 (e) Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,740,287
13,800,000 (e) Intesa Sanpaolo S.p.A 7 .200 11/28/33 14,710,995
15,000,000 (e) Intesa Sanpaolo S.p.A 7 .800 11/28/53 16,469,572
10,990,000 JPMorgan Chase & Co 3 .650 N/A(f) 10,057,323
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,716,888
7,500,000 Lloyds Banking Group plc 5 .871 03/06/29 7,681,612
10,000,000 (e) Royal Bank of Canada 4 .851 12/14/26 10,073,838
4,000,000 (e) Shinhan Financial Group Co Ltd 5 .000 07/24/28 3,999,319
7,000,000 (e) Shinhan Financial Group Co Ltd 3 .340 02/05/30 6,806,660
5,000,000 (e) Societe Generale S.A. 10 .000 N/A(f) 5,342,570
15,000,000 (e) UniCredit S.p.A 2 .569 09/22/26 14,100,662

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 6,570,000 (e) United Overseas Bank Ltd 2 .000% 10/14/31 $ 5,983,367
TOTAL BANKS 215,530,753
CAPITAL GOODS - 0 .5%
10,750,000 Conservation Fund 3 .474 12/15/29 9,482,218
7,850,000 (c) Nature Conservancy SOFR 3 M + 1.342% 6 .719 02/01/24 7,849,970
6,250,000 (e) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,518,683
7,500,000 (e) Triton Container International Ltd 1 .150 06/07/24 7,317,990
5,000,000 YMCA of Greater New York 5 .021 08/01/38 4,463,102
TOTAL CAPITAL GOODS 34,631,963
COMMERCIAL & PROFESSIONAL SERVICES - 0 .5%
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,569,000
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 10,716,474
4,100,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 3,614,405
12,760,000 Rockefeller Foundation 2 .492 10/01/50 8,381,553
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 31,281,432
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .3%
11,000,000 Lowe's Cos, Inc 4 .800 04/01/26 11,007,062
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 4,035,878
5,300,000 (d) Lowe's Cos, Inc 5 .750 07/01/53 5,615,041
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 20,657,981
CONSUMER DURABLES & APPAREL - 0 .1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,387,225
TOTAL CONSUMER DURABLES & APPAREL 4,387,225
CONSUMER SERVICES - 0 .6%
3,419,800 BB Blue Financing DAC 4 .395 09/20/29 3,424,023
2,800,000 Bush Foundation 2 .754 10/01/50 1,971,692
4,040,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 3,846,463
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 9,518,410
9,500,000 Mather Foundation 2 .675 10/01/31 7,882,282
45,000 Salvation Army 5 .637 09/01/26 45,645
5,000,000 Salvation Army 4 .528 09/01/48 4,407,161
6,350,000 Starbucks Corp 2 .450 06/15/26 6,042,730
1,500,000 YMCA of Greater New York 5 .151 08/01/48 1,270,330
TOTAL CONSUMER SERVICES 38,408,736
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
10,625,000 SYSCO Corp 5 .750 01/17/29 11,067,847
10,750,000 SYSCO Corp 2 .400 02/15/30 9,482,366
18,025,000 Walmart, Inc 1 .800 09/22/31 15,273,454
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 35,823,667
ENERGY - 2 .1%
4,360,000 BP Capital Markets America, Inc 4 .812 02/13/33 4,395,816
6,050,000 BP Capital Markets America, Inc 4 .893 09/11/33 6,155,756
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,604,440
8,088,000 Cheniere Energy Partners LP 4 .000 03/01/31 7,353,146
4,850,000 (e) Cheniere Energy Partners LP 5 .950 06/30/33 4,979,689
7,525,000 ConocoPhillips Co 5 .050 09/15/33 7,731,070
8,875,000 ConocoPhillips Co 5 .300 05/15/53 9,121,561
4,510,000 ConocoPhillips Co 5 .550 03/15/54 4,786,255
3,528,000 EQT Corp 6 .125 02/01/25 3,543,700
7,725,000 Equinor ASA 2 .375 05/22/30 6,899,355
3,000,000 Equinor ASA 3 .950 05/15/43 2,639,718
9,110,000 Equinor ASA 3 .250 11/18/49 6,901,414
6,825,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,874,742
8,200,000 Targa Resources Partners LP 6 .150 03/01/29 8,574,720
10,425,000 Targa Resources Partners LP 6 .500 03/30/34 11,251,385
2,185,000 Total Capital International S.A. 3 .750 04/10/24 2,173,214
12,850,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 9,985,774

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 11,550,000 TotalEnergies Capital International S.A. 3 .127% 05/29/50 $ 8,466,886
10,000,000 Williams Cos, Inc 5 .300 08/15/28 10,235,521
TOTAL ENERGY 128,674,162
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .3%
3,500,000 (e) HAT Holdings I LLC 3 .375 06/15/26 3,289,542
3,000,000 (e) HAT Holdings I LLC 3 .750 09/15/30 2,526,466
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 3,272,042
9,157,000 Regency Centers LP 3 .750 06/15/24 9,049,834
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,137,884
FINANCIAL SERVICES - 3 .6%
11,645,000 Community Preservation Corp 2 .867 02/01/30 10,199,803
7,025,000 Deutsche Bank AG. 6 .819 11/20/29 7,396,232
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,344,593
10,400,000 Ford Foundation 2 .815 06/01/70 6,629,431
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,482,022
10,000,000 (e) GPS Blue Financing DAC 5 .645 11/09/41 9,859,000
3,262,254 HNA LLC 2 .369 09/18/27 3,114,963
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,244,052
10,000,000 Low Income Investment Fund 3 .711 07/01/29 8,965,980
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,589,955
14,500,000 Morgan Stanley 0 .791 01/22/25 14,457,166
2,450,000 Morgan Stanley Bank NA 4 .754 04/21/26 2,448,348
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,167,647
1,992,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 1,905,753
1,925,000 NHP Foundation 5 .850 12/01/28 2,041,848
4,850,000 NHP Foundation 6 .000 12/01/33 5,334,612
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,988,858
2,500,000 Reinvestment Fund, Inc 3 .366 11/01/24 2,437,874
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,734,089
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,619,903
2,945,000 (e) Starwood Property Trust, Inc 4 .375 01/15/27 2,775,456
7,869,740 Thirax  LLC 1 .462 03/07/33 6,880,350
9,000,000 (e) UBS Group AG. 1 .494 08/10/27 8,131,891
12,250,000 (e) UBS Group AG. 6 .327 12/22/27 12,625,403
7,500,000 UBS Group AG. 6 .246 09/22/29 7,823,626
10,000,000 (e) UBS Group AG. 2 .746 02/11/33 8,202,247
9,950,000 UBS Group AG. 6 .301 09/22/34 10,533,300
4,050,000 (e) UBS Group AG. 9 .250 N/A(f) 4,369,047
3,375,000 (e) UBS Group AG. 9 .250 N/A(f) 3,740,394
10,000,000 Visa, Inc 1 .100 02/15/31 8,104,066
3,450,000 (e) WLB Asset II B Pte Ltd 3 .950 12/10/24 3,260,376
5,425,000 (e) WLB Asset II C Pte Ltd 3 .900 12/23/25 5,070,613
10,000,000 (e) WLB Asset II D Pte Ltd 6 .500 12/21/26 9,670,181
1,925,000 (e) WLB Asset II Pte Ltd 4 .000 01/14/24 1,886,500
9,750,000 (e) WLB Asset VI Pte Ltd 7 .250 12/21/27 9,858,907
TOTAL FINANCIAL SERVICES 221,894,486
FOOD, BEVERAGE & TOBACCO - 0 .8%
10,125,000 (e) Mars, Inc 4 .650 04/20/31 10,152,392
7,000,000 (e) NBM US Holdings, Inc 6 .625 08/06/29 6,863,229
6,600,000 (e) Nestle Holdings, Inc 4 .950 03/14/30 6,798,393
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,781,759
20,310,000 PepsiCo, Inc 2 .875 10/15/49 14,905,641
TOTAL FOOD, BEVERAGE & TOBACCO 48,501,414
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,654,320
10,385,000 Stanford Health Care 3 .027 08/15/51 7,271,052
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,925,372
HOUSEHOLD & PERSONAL PRODUCTS - 0 .9%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,963,108

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 12,125,000 Procter & Gamble Co 1 .200% 10/29/30 $ 10,043,904
3,000,000 Unilever Capital Corp 0 .626 08/12/24 2,912,948
14,500,000 Unilever Capital Corp 4 .875 09/08/28 14,880,578
6,125,000 Unilever Capital Corp 1 .375 09/14/30 5,070,064
10,000,000 Unilever Capital Corp 5 .000 12/08/33 10,372,544
9,425,000 Unilever Capital Corp 2 .625 08/12/51 6,465,671
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 54,708,817
INSURANCE - 0 .6%
12,075,000 (e) Five Corners Funding Trust II 2 .850 05/15/30 10,677,088
11,400,000 (e) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 11,400,000
5,000,000 Progressive Corp 3 .700 01/26/45 4,017,223
2,000,000 Prudential Financial, Inc 1 .500 03/10/26 1,864,190
11,135,000 (e) USAA Capital Corp 2 .125 05/01/30 9,349,731
TOTAL INSURANCE 37,308,232
MATERIALS - 1 .0%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,834,815
7,250,000 (e) Cemex SAB de C.V. 9 .125 N/A(f) 7,721,250
10,750,000 (e) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 10,827,443
1,434,000 International Paper Co 4 .800 06/15/44 1,312,764
2,490,000 (e) LG Chem Ltd 3 .625 04/15/29 2,332,278
5,000,000 Newmont Corp 2 .250 10/01/30 4,315,508
9,875,000 PPG Industries, Inc 1 .200 03/15/26 9,127,632
3,500,000 Sonoco Products Co 1 .800 02/01/25 3,366,399
4,702,640 (e) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,687,498
10,000,000 Teck Resources Ltd 3 .900 07/15/30 9,279,750
TOTAL MATERIALS 63,805,337
MEDIA & ENTERTAINMENT - 0 .2%
11,250,000 Comcast Corp 4 .650 02/15/33 11,317,771
TOTAL MEDIA & ENTERTAINMENT 11,317,771
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .4%
10,000,000 Amgen, Inc 5 .250 03/02/33 10,252,326
4,800,000 Amgen, Inc 5 .600 03/02/43 4,959,891
10,800,000 Amgen, Inc 5 .650 03/02/53 11,362,528
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,714,541
8,800,000 Merck & Co, Inc 2 .750 12/10/51 6,048,784
6,650,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 6,628,214
8,375,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 8,393,799
6,475,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 6,451,959
15,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 15,313,262
2,500,000 Pfizer, Inc 2 .625 04/01/30 2,254,883
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,481,952
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 86,862,139
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,573,810
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,412,667
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,986,477
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
10,050,000 Intel Corp 4 .150 08/05/32 9,820,657
8,158,000 NXP BV 3 .400 05/01/30 7,496,749
10,000,000 Texas Instruments, Inc 5 .050 05/18/63 10,243,511
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 27,560,917
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .2%
11,850,000 Apple, Inc 3 .000 06/20/27 11,390,974
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,390,974

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES - 0 .1%
$ 9,547,000 Verizon Communications, Inc 2 .550% 03/21/31 $ 8,231,889
TOTAL TELECOMMUNICATION SERVICES 8,231,889
TRANSPORTATION - 0 .1%
598,176 (e) Air Canada Pass Through Trust 3 .300 01/15/30 536,811
6,000,000 Norfolk Southern Corp 2 .300 05/15/31 5,176,796
TOTAL TRANSPORTATION 5,713,607
UTILITIES - 7 .2%
7,500,000 AES Corp 5 .450 06/01/28 7,623,770
12,350,000 Ameren Illinois Co 2 .900 06/15/51 8,386,085
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,793,313
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,268,768
7,500,000 Avangrid, Inc 3 .800 06/01/29 7,069,940
2,025,000 Avista Corp 4 .350 06/01/48 1,708,531
7,050,000 (e) Brooklyn Union Gas Co 4 .632 08/05/27 6,872,803
10,000,000 (e) Brooklyn Union Gas Co 4 .866 08/05/32 9,332,902
9,850,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,434,561
2,986,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 2,267,413
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,753,938
3,850,000 (e) Colbun S.A. 3 .150 01/19/32 3,332,251
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 9,416,768
6,475,000 (e) Consorcio Transmantaro SA 4 .700 04/16/34 6,123,154
5,438,000 Consumers Energy Co 2 .500 05/01/60 3,320,600
15,656,051 (e) Continental Wind LLC 6 .000 02/28/33 15,953,583
8,325,000 Dominion Energy, Inc 4 .350 N/A(f) 7,381,906
4,850,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 4,769,584
16,725,000 DTE Electric Co 1 .900 04/01/28 15,045,769
9,025,000 DTE Electric Co 3 .250 04/01/51 6,602,848
12,000,000 DTE Energy Co 2 .850 10/01/26 11,342,563
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,214,686
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,915,833
8,875,000 Duke Energy Florida LLC 3 .000 12/15/51 6,055,754
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 953,721
7,059,000 (e) Electricite de France S.A. 3 .625 10/13/25 6,892,395
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,416,419
8,882,000 Georgia Power Co 3 .250 04/01/26 8,537,540
250,000 Georgia Power Co 3 .250 03/15/51 180,805
8,700,000 Georgia Power Co 5 .125 05/15/52 8,606,780
6,939,400 (e) India Cleantech Energy 4 .700 08/10/26 6,297,505
9,700,000 Interstate Power and Light Co 3 .500 09/30/49 7,181,639
10,750,000 (e) Liberty Utilities Finance GP 2 .050 09/15/30 8,719,704
2,498,000 (e) Massachusetts Electric Co 1 .729 11/24/30 1,982,302
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,578,516
5,000,000 MidAmerican Energy Co 5 .350 01/15/34 5,268,467
12,626,000 National Fuel Gas Co 5 .500 01/15/26 12,639,694
5,600,000 National Fuel Gas Co 5 .500 10/01/26 5,608,305
200,000 National Fuel Gas Co 3 .950 09/15/27 190,350
11,274,000 National Fuel Gas Co 2 .950 03/01/31 9,437,362
11,250,000 (e) New York State Electric & Gas Corp 2 .150 10/01/31 8,956,284
2,034,000 (e) NextEra Energy Operating Partners LP 7 .250 01/15/29 2,129,409
10,500,000 (e) Niagara Mohawk Power Corp 1 .960 06/27/30 8,712,476
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,386,857
10,975,000 Pacific Gas and Electric Co 6 .700 04/01/53 11,907,847
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,892,731
3,625,000 Public Service Co of Colorado 3 .200 03/01/50 2,593,725
4,875,000 Public Service Electric and Gas Co 4 .650 03/15/33 4,875,500
6,150,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,541,628
10,325,000 San Diego Gas & Electric Co 4 .950 08/15/28 10,536,618
7,500,000 San Diego Gas & Electric Co 4 .150 05/15/48 6,382,806
15,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 10,557,010
2,615,957 SCE Recovery Funding LLC 1 .977 11/15/28 2,435,834

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 7,100,000 SCE Recovery Funding LLC 2 .943% 11/15/42 $ 5,803,058
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,968,497
3,000,000 Sempra 4 .875 N/A(f) 2,934,788
2,217,715 (e) Solar Star Funding LLC 3 .950 06/30/35 1,985,048
4,471,034 (e) Solar Star Funding LLC 5 .375 06/30/35 4,433,054
750,000 Southern California Edison Co 2 .750 02/01/32 644,590
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,647,093
7,000,000 Southwestern Electric Power Co 3 .250 11/01/51 4,716,921
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 12,709,513
1,270,000 (e) Sunnova Energy Corp 5 .875 09/01/26 1,081,100
16,481,670 (e) Sweihan PV Power Co PJSC 3 .625 01/31/49 13,527,331
2,000,000 (e) TerraForm Power Operating LLC 5 .000 01/31/28 1,942,827
6,726,579 (e) Topaz Solar Farms LLC 4 .875 09/30/39 6,165,044
7,601,010 (e) Topaz Solar Farms LLC 5 .750 09/30/39 7,552,364
5,947,271 (e) UEP Penonome II S.A. 6 .500 10/01/38 4,521,837
15,000,000 Union Electric Co 2 .150 03/15/32 12,421,849
16,400,000 Union Electric Co 2 .625 03/15/51 10,425,409
7,194,000 Union Electric Co 3 .900 04/01/52 5,917,813
3,625,000 (e) Vistra Corp 7 .000 N/A(f) 3,570,625
TOTAL UTILITIES 446,356,313
TOTAL CORPORATE BONDS 1,618,326,689
(Cost $1,761,487,439)
GOVERNMENT BONDS - 58 .0%
AGENCY SECURITIES - 2 .9%
12,394,376 Crowley Conro LLC 4 .181 08/15/43 11,970,069
284,564 Ethiopian Leasing LLC 2 .566 08/14/26 278,390
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .540 08/17/35 17,876,229
8,600,000 Federal National Mortgage Association (FNMA) 0 .625 04/22/25 8,176,706
16,800,000 FNMA 0 .875 08/05/30 13,690,740
7,909,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 7,646,819
1,090,000 (c) Housing and Urban Development Corp Ltd LIBOR 6 M + 0.035% 5 .937 09/15/30 1,084,461
1,242,000 Overseas Private Investment Corp (OPIC) 4 .140 05/15/30 1,225,413
5,070,780 OPIC 2 .040 06/15/35 4,386,392
9,228,332 OPIC 2 .290 07/15/38 7,894,430
10,519,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 10,205,144
2,900,000 PEFCO 3 .250 06/15/25 2,843,418
6,950,000 PEFCO 3 .900 10/15/27 6,872,306
22,323,227 Thirax  LLC 0 .968 01/14/33 19,172,589
3,483,341 Thirax 2 LLC 2 .320 01/22/34 3,133,660
3,740,000 Tote Shipholdings LLC 3 .400 10/16/40 3,480,862
2,478,000 Tote Shipholdings LLC 3 .450 01/22/41 2,303,053
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,597,011
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 906,492
1,314,898 United States International Development Finance Corp 1 .050 10/15/29 1,197,779
4,264,532 United States International Development Finance Corp 1 .790 10/15/29 3,975,032
10,661,330 United States International Development Finance Corp 2 .360 10/15/29 10,111,557
8,347,158 United States International Development Finance Corp 3 .430 06/01/33 7,915,378
3,968,183 United States International Development Finance Corp 1 .670 07/15/38 3,249,848
5,075,583 United States International Development Finance Corp 2 .450 07/15/38 4,389,718
2,152,000 US Department of Housing and Urban Development
(HUD)
2 .960 08/01/24 2,127,103
3,726,000 HUD 2 .870 08/01/27 3,525,701
420,000 HUD 5 .380 08/01/27 420,481
4,675,000 HUD 2 .985 08/01/28 4,473,522
1,931,000 HUD 3 .185 08/01/29 1,818,633
1,750,000 HUD 3 .585 08/01/37 1,555,369
625,000 VCM Lease S.A. 2 .516 09/28/27 598,520
3,958,000 Vessel Management Services, Inc 3 .432 08/15/36 3,703,600
7,420,000 Vessel Management Services, Inc 3 .477 01/16/37 6,965,201

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 795,101 (c) Washington Aircraft 2 Co Ltd SOFR 3 M + 0.692% 6 .043% 06/26/24 $ 795,963
TOTAL AGENCY SECURITIES 181,567,589
FOREIGN GOVERNMENT BONDS - 8 .1%
11,850,000 (e) Arab Petroleum Investments Corp 1 .483 10/06/26 10,773,664
1,000,000 (d) Asian Development Bank 2 .125 03/19/25 969,479
9,670,000 Asian Development Bank 4 .625 06/13/25 9,676,994
9,732,000 Asian Development Bank 1 .750 08/14/26 9,152,252
12,694,000 Asian Development Bank 3 .125 09/26/28 12,211,084
10,000,000 (d) Asian Development Bank 3 .875 06/14/33 9,849,530
5,375,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 5,463,553
EUR 7,925,000 (e) Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,668,689
10,000,000 BB Blue Financing DAC 4 .395 09/20/37 10,144,558
7,500,000 (e) BNG Bank NV 2 .625 02/27/24 7,462,968
17,250,000 (e) BNG Bank NV 3 .500 05/19/28 16,833,467
8,500,000 (e) Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 7,918,982
4,750,000 (e) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,934,235
5,000,000 Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,294,461
19,600,000 Canada Government International Bond 2 .875 04/28/25 19,173,475
12,605,000 Canada Government International Bond 3 .750 04/26/28 12,489,495
1,329,534 Canal Barge Co, Inc 4 .500 11/12/34 1,285,309
7,000,000 (e) CDP Financial, Inc 1 .000 05/26/26 6,454,457
1,460,000 (c) Central American Bank for Economic Integration SOFR 3 M + 1.112% 6 .491 11/15/24 1,458,248
5,975,000 (e) Central American Bank for Economic Integration 5 .000 02/09/26 5,975,054
8,025,000 Colombia Government International Bond 8 .000 11/14/35 8,775,175
4,625,000 Council Of Europe Development Bank 3 .000 06/16/25 4,517,670
15,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 14,632,303
1,000,000 European Bank for Reconstruction & Development 1 .500 02/13/25 964,587
1,250,000 European Investment Bank 2 .375 05/24/27 1,183,191
3,725,000 European Investment Bank 0 .625 10/21/27 3,281,096
3,750,000 European Investment Bank 3 .250 11/15/27 3,645,420
10,500,000 European Investment Bank 1 .625 10/09/29 9,232,624
10,279,000 European Investment Bank 0 .750 09/23/30 8,338,215
9,300,000 (e) European Stability Mechanism 1 .375 09/11/24 9,061,920
10,875,000 Export Development Canada 3 .375 08/26/25 10,683,358
13,050,000 Export Development Canada 3 .875 02/14/28 12,965,871
3,968,000 Hydro-Quebec 8 .050 07/07/24 4,017,434
2,500,000 Inter-American Development Bank 1 .125 01/13/31 2,059,572
12,250,000 Inter-American Development Bank 3 .500 04/12/33 11,709,979
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,334,808
17,500,000 Inter-American Investment Corp 4 .125 02/15/28 17,447,713
3,215,000 (c) International Bank for Reconstruction & Development SOFR Compounded Index +
0.390%
5 .812 06/17/24 3,219,053
20,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 18,442,900
5,000,000 International Bank for Reconstruction & Development 0 .000 03/31/28 4,975,240
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,430,709
5,000,000 (e) International Development Association 0 .875 04/28/26 4,625,883
5,000,000 International Finance Corp 4 .750 03/16/26 5,048,656
3,250,000 International Finance Corp 2 .126 04/07/26 3,101,256
9,893,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 9,150,154
3,250,000 Japan Bank for International Cooperation 4 .375 10/05/27 3,256,299
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,268,605
6,000,000 (e) Kommunalbanken AS. 2 .125 02/11/25 5,822,628
4,175,000 (e) Kommuninvest I Sverige AB 4 .625 09/29/28 4,277,097
6,445,000 (e) Korea Electric Power Corp 1 .125 06/15/25 6,096,193
9,200,000 (c) Kreditanstalt fuer Wiederaufbau SOFR Compounded Index +
1.000%
6 .393 02/12/24 9,209,273
3,586,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 2,910,874
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,785,125
10,000,000 (e) Nederlandse Waterschapsbank NV 1 .750 01/15/25 9,680,248
12,375,000 (e) Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,315,320
2,250,000 OMERS Finance Trust 3 .500 04/19/32 2,072,780

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 7,666,000 (e) OMERS Finance Trust 3 .500% 04/19/32 $ 7,062,192
2,125,000 (e) OMERS Finance Trust 4 .000 04/19/52 1,743,877
16,375,000 (e) OPEC Fund for International Development 4 .500 01/26/26 16,277,880
5,900,000 (e) Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 5,852,800
12,175,000 Province of British Columbia Canada 4 .200 07/06/33 12,046,178
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,774,409
15,000,000 Province of Quebec Canada 1 .900 04/21/31 12,820,173
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,752,149
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 8,210,248
4,250,000 Seychelles International Bond 6 .500 10/11/28 3,921,050
TOTAL FOREIGN GOVERNMENT BONDS 503,190,139
MORTGAGE BACKED - 25 .9%
1,900,000 (c),(e) Angel Oak Mortgage Trust 2 .837 11/25/66 1,288,317
45,002,562 (c),(e) Citigroup Mortgage Loan Trust 0 .156 02/25/52 350,133
5,042,316 (c),(e) Citigroup Mortgage Loan Trust 0 .250 02/25/52 62,065
2,351,516 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .237 12/25/41 2,358,865
2,480,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .837 01/25/42 2,559,127
7,500,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 03/25/42 7,753,063
14,223,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .987 06/25/42 15,430,925
2,000,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 5.350% 10 .687 05/25/43 2,146,354
2,096,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 06/25/43 2,193,568
2,070,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 2,117,113
3,385,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .887 10/25/43 3,439,964
65,371 (c) Countrywide Home Loan Mortgage Pass Through Trust 5 .279 11/20/34 61,682
5,336,361 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,592,340
6,875,000 FHLMC 3 .740 06/01/37 6,318,419
2,277,912 FHLMC 3 .400 12/01/37 2,019,496
5,646,500 FHLMC 4 .300 12/01/37 5,443,576
1,853,045 FHLMC 3 .500 03/01/38 1,656,754
640,000 FHLMC 4 .330 05/01/38 616,027
3,207,952 FHLMC 2 .970 07/01/38 2,694,719
3,412,889 FHLMC 4 .550 07/01/38 3,371,412
5,775,000 FHLMC 3 .500 10/01/38 5,096,414
442,090 (c) FHLMC 30 D AVG SOFR + 5.806% 0 .467 03/15/44 38,362
4,491,909 FHLMC 3 .500 01/15/47 3,975,166
1,013,216 FHLMC 4 .000 10/15/47 959,178
1,848,929 FHLMC 4 .000 11/15/47 1,735,174
4,733,672 FHLMC 4 .000 01/15/48 4,523,721
4,648,749 FHLMC 4 .000 03/15/48 4,386,228
4,599,116 FHLMC 4 .000 04/15/48 4,277,911
1,478,289 FHLMC 4 .000 04/15/48 1,405,743
705,816 (c) FHLMC 30 D AVG SOFR + 9.737% 1 .195 06/15/48 686,840
612,595 (c) FHLMC 30 D AVG SOFR + 9.657% 1 .115 10/15/48 565,067
2,402,702 FHLMC 2 .000 09/25/50 313,916
7,762,788 FHLMC 3 .000 09/25/50 5,678,118
3,850,831 FHLMC 3 .000 10/25/50 2,780,473
14,229,868 FHLMC 2 .500 02/25/51 2,432,454
4,435,790 FHLMC 2 .500 05/25/51 2,810,133
7,993,091 FHLMC 3 .000 11/01/51 7,210,765
369,719 FHLMC 3 .000 11/01/51 331,543
953,969 FHLMC 3 .000 11/01/51 864,709
1,442,649 FHLMC 3 .000 11/01/51 1,301,639
15,648,326 FHLMC 2 .500 02/01/52 13,441,966
10,857,284 FHLMC 2 .500 03/01/52 9,325,492
9,808,783 FHLMC 4 .000 04/01/52 9,278,520
14,773,637 FHLMC 3 .500 05/01/52 13,603,269
7,407,097 FHLMC 3 .500 06/01/52 6,817,499
8,810,952 FHLMC 4 .500 06/01/52 8,543,605
8,532,068 FHLMC 4 .500 07/01/52 8,273,183
1,402,992 FHLMC 4 .000 08/25/52 1,185,468
2,596,062 FHLMC 4 .500 10/25/52 2,360,064

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 10,205,138 FHLMC 6 .000% 11/01/52 $ 10,385,330
3,157,033 FHLMC 5 .500 11/25/52 3,225,786
2,840,714 FHLMC 3 .500 12/01/52 2,604,900
7,869,291 FHLMC 5 .000 01/01/53 7,788,068
2,051,709 FHLMC 5 .500 02/25/53 2,069,625
18,609,131 FHLMC 5 .500 08/01/53 18,688,676
80,322 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 81,736
76,514 FGLMC 4 .000 06/01/42 74,342
76,981 FGLMC 4 .500 12/01/43 76,820
73,659 FGLMC 4 .500 02/01/44 73,505
664,889 FGLMC 5 .000 08/01/44 676,611
126,569 FGLMC 3 .500 04/01/45 119,254
2,748,173 FGLMC 3 .500 08/01/45 2,591,103
1,526,529 FGLMC 3 .500 02/01/47 1,423,720
186,620 FGLMC 4 .500 06/01/47 184,800
282,360 FGLMC 4 .000 09/01/47 272,244
60,662 FGLMC 3 .500 12/01/47 57,008
1,259,014 FGLMC 4 .500 08/01/48 1,249,048
40,880 Federal National Mortgage Association (FNMA) 3 .500 07/01/26 40,097
3,455,452 (c) FNMA 2 .825 02/25/27 3,303,827
9,054,357 (c) FNMA 3 .302 06/25/28 8,709,146
11,250,000 (c) FNMA 1 .469 11/25/30 9,291,098
15,500,000 (c) FNMA 1 .245 01/25/31 12,600,293
219,809 FNMA 3 .500 05/01/32 214,213
3,265,982 FNMA 3 .000 10/01/32 3,118,986
9,000,000 FNMA 1 .625 08/24/35 6,702,244
113,061 FNMA 5 .500 11/01/38 116,437
3,217,054 FNMA 3 .000 05/01/40 2,965,301
913,010 FNMA 3 .500 05/01/40 873,953
240,670 FNMA 5 .000 09/01/40 244,572
1,250,581 FNMA 4 .000 09/01/42 1,213,384
572,076 (c) FNMA 30 D AVG SOFR + 5.836% 0 .498 09/25/43 68,510
37,590,682 FNMA 4 .000 05/01/44 36,240,118
41,925 FNMA 4 .500 06/01/44 41,411
226,641 FNMA 4 .500 06/01/44 223,865
99,328 FNMA 4 .500 08/01/44 98,111
189,452 FNMA 4 .500 11/01/44 187,131
556,821 FNMA 4 .000 01/01/45 540,260
192,826 FNMA 4 .500 03/01/45 190,464
1,773,836 FNMA 3 .000 07/25/45 1,558,520
569,664 FNMA 3 .500 01/01/46 534,415
621,647 FNMA 4 .000 04/01/46 598,541
810,593 FNMA 3 .500 06/01/46 760,706
1,142,829 FNMA 3 .500 07/01/46 1,072,497
1,523,003 FNMA 3 .500 07/01/46 1,435,820
1,688,020 FNMA 3 .500 08/01/46 1,584,137
2,245,501 FNMA 3 .000 10/01/46 1,993,053
119,429 FNMA 4 .500 05/01/47 119,275
417,683 FNMA 4 .000 10/01/47 402,498
3,756,739 FNMA 3 .500 11/01/47 3,523,447
228,396 FNMA 4 .500 11/01/47 225,985
86,809 FNMA 3 .500 01/01/48 81,470
2,899,046 FNMA 3 .500 01/01/48 2,705,558
810,737 FNMA 4 .500 01/01/48 800,426
210,939 FNMA 4 .500 02/01/48 208,257
3,092,732 FNMA 3 .500 02/25/48 2,677,558
532,189 FNMA 4 .500 05/01/48 525,092
403,034 FNMA 4 .500 05/01/48 397,534
2,291,943 FNMA 4 .000 07/25/48 2,163,506
9,323,143 FNMA 4 .500 10/01/48 9,409,853
13,174,169 FNMA 3 .000 07/01/50 11,854,137

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,296,747 FNMA 2 .000% 08/25/50 $ 593,828
4,765,226 FNMA 2 .000 10/25/50 3,266,019
11,923,404 FNMA 2 .500 11/25/50 1,704,376
4,135,943 FNMA 3 .000 12/25/50 677,688
4,026,874 FNMA 3 .000 02/25/51 647,549
32,183,578 FNMA 2 .000 04/01/51 26,423,333
2,048,563 FNMA 3 .000 09/01/51 1,838,020
4,509,039 FNMA 2 .500 11/25/51 592,498
11,475,373 FNMA 2 .500 02/01/52 9,820,162
6,452,808 FNMA 2 .500 02/01/52 5,543,172
7,316,094 FNMA 3 .500 02/01/52 6,802,792
7,669,968 FNMA 2 .000 03/01/52 6,307,072
1,762,879 FNMA 2 .500 04/01/52 1,514,202
12,108,056 FNMA 3 .000 04/01/52 10,769,949
657,314 FNMA 3 .000 04/01/52 586,101
9,921,850 FNMA 3 .000 04/01/52 8,825,583
11,793,431 FNMA 3 .500 05/01/52 10,859,994
10,858,566 FNMA 3 .500 05/01/52 9,963,506
21,017,413 FNMA 4 .000 05/01/52 19,880,735
1,840,517 FNMA 4 .000 05/25/52 1,471,155
15,867,725 FNMA 3 .500 06/01/52 14,605,183
29,500,549 FNMA 3 .500 06/01/52 27,066,944
10,216,834 FNMA 4 .000 06/01/52 9,664,263
4,130,817 FNMA 4 .500 06/01/52 4,005,478
17,346,385 FNMA 4 .000 07/01/52 16,407,292
18,415,479 FNMA 4 .000 07/01/52 17,430,230
3,761,274 FNMA 4 .500 07/01/52 3,647,147
28,593,216 FNMA 4 .500 07/01/52 27,725,623
5,364,291 FNMA 4 .500 07/25/52 5,041,092
17,917,703 FNMA 5 .000 08/01/52 17,749,389
2,301,905 FNMA 4 .500 08/25/52 2,018,060
44,040,798 FNMA 4 .000 09/01/52 41,656,496
147,954,703 FNMA 4 .500 09/01/52 143,465,373
9,430,454 FNMA 5 .000 09/01/52 9,333,175
1,761,328 FNMA 4 .000 09/25/52 1,523,337
2,004,964 FNMA 4 .000 09/25/52 1,823,224
56,760,573 FNMA 4 .000 10/01/52 53,686,212
9,278,530 FNMA 4 .500 10/01/52 8,996,995
44,003,848 FNMA 5 .000 10/01/52 43,590,319
1,930,395 FNMA 4 .500 10/25/52 1,878,018
1,692,401 FNMA 4 .500 10/25/52 1,595,823
28,078,260 FNMA 4 .500 11/01/52 27,226,293
3,224,994 FNMA 5 .500 11/25/52 3,269,102
6,321,744 FNMA 5 .500 12/01/52 6,359,834
127,701 FNMA 5 .000 01/01/53 126,485
27,369,910 FNMA 5 .000 02/01/53 27,077,290
39,706,571 FNMA 6 .000 02/01/53 40,329,500
31,252,119 FNMA 6 .000 03/01/53 31,732,268
7,588,652 FNMA 5 .000 04/01/53 7,507,519
8,149,698 FNMA 5 .000 06/01/53 8,119,893
51,016,909 FNMA 5 .500 06/01/53 51,223,152
321,359 FNMA 5 .000 08/01/53 317,923
46,152,857 FNMA 5 .500 10/01/53 46,343,606
249,488 (c),(e) Flagstar Mortgage Trust 3 .992 10/25/47 223,445
11,339,695 Freddie Mac Multifamily ML Certificates 2 .875 07/25/36 10,007,786
538,244 Government National Mortgage Association (GNMA) 2 .690 06/15/33 513,353
4,020,666 GNMA 5 .000 01/20/40 800,891
27,955 GNMA 5 .000 06/20/42 28,473
7,475,097 GNMA 2 .500 12/20/43 6,632,647
11,103,209 GNMA 2 .750 01/15/45 9,598,362
2,404,539 GNMA 3 .000 03/20/45 2,124,050

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 457,302 GNMA 4 .000% 06/20/46 $ 57,384
2,639,401 GNMA 5 .000 09/20/46 509,437
2,323,136 GNMA 3 .500 12/20/46 2,189,316
1,586,290 GNMA 3 .500 01/20/47 1,496,574
2,904,300 (c) GNMA SOFR 1 M + 5.986% 0 .628 03/20/50 405,007
1,416,836 GNMA 3 .500 10/20/50 1,325,656
4,458,044 GNMA 3 .000 07/20/51 4,052,765
8,914,347 GNMA 3 .000 11/20/51 6,605,037
9,724,903 GNMA 3 .000 12/20/51 6,948,824
7,763,093 GNMA 3 .000 01/20/52 5,648,677
4,298,019 GNMA 2 .500 02/20/52 3,629,300
8,080,300 GNMA 3 .000 02/20/52 5,692,265
5,545,196 GNMA 4 .000 04/20/52 4,713,225
7,801,584 GNMA 5 .000 04/20/52 1,525,189
35,184,732 GNMA 3 .000 05/20/52 31,844,775
33,401,708 GNMA 3 .500 07/20/52 31,085,905
2,370,375 GNMA 4 .000 07/20/52 2,055,215
7,231,809 GNMA 4 .000 08/20/52 6,900,312
41,728,486 GNMA 4 .000 09/20/52 39,815,678
4,215,196 GNMA 4 .500 09/20/52 3,900,886
3,434,517 GNMA 4 .500 09/20/52 3,266,796
2,867,110 GNMA 4 .500 09/20/52 2,703,003
2,443,404 GNMA 4 .500 09/20/52 2,220,337
14,454,507 GNMA 5 .000 11/20/52 14,352,592
24,369,021 GNMA 3 .500 12/20/52 22,679,533
16,300,410 GNMA 4 .500 12/20/52 15,909,502
7,977,524 GNMA 4 .500 02/20/53 7,785,384
2,870,455 GNMA 4 .500 02/20/53 2,685,463
8,236,358 GNMA 5 .000 02/20/53 8,184,299
2,601,274 GNMA 5 .500 02/20/53 2,623,811
7,152,570 (c) GNMA 30 D AVG SOFR + 6.950% 1 .612 05/20/53 773,857
5,220,445 (c) GNMA 30 D AVG SOFR + 23.205% 2 .388 08/20/53 5,530,720
4,184,279 GNMA 3 .000 08/20/53 3,787,081
3,711,802 (c) GNMA 30 D AVG SOFR + 25.350% 4 .533 08/20/53 3,955,770
1,032,889 (c),(e) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 828,892
8,734 (c) Impac CMB Trust SOFR 1 M + 0.774% 6 .130 03/25/35 8,025
57,485 (c),(e) JP Morgan Mortgage Trust 3 .500 05/25/47 50,737
331,907 (c),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 286,898
40,461 (c),(e) JP Morgan Mortgage Trust 4 .000 01/25/49 36,867
13,482,336 (c),(e) JP Morgan Mortgage Trust 0 .126 06/25/51 70,997
23,623,543 (c),(e) JP Morgan Mortgage Trust 0 .111 11/25/51 124,902
1,961,887 (c),(e) JP Morgan Mortgage Trust 2 .500 11/25/51 1,574,411
23,428,340 (c),(e) JP Morgan Mortgage Trust 0 .120 12/25/51 130,686
2,467,197 (c),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 1,979,921
3,539,525 (c),(e) JP Morgan Mortgage Trust 2 .500 01/25/52 2,840,463
5,078,348 (c),(e) JP Morgan Mortgage Trust 2 .500 06/25/52 4,075,366
10,291,858 (e) JP Morgan Mortgage Trust 0 .224 07/25/52 100,784
5,495,575 (c),(e) JP Morgan Mortgage Trust 2 .500 07/25/52 4,410,190
2,671,764 (c),(e) JP Morgan Mortgage Trust 3 .250 07/25/52 2,290,652
8,583,769 (c),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 7,179,380
4,431,601 (c),(e) JP Morgan Mortgage Trust 3 .000 10/25/52 3,706,547
3,808,452 (c),(e) JP Morgan Mortgage Trust 3 .000 11/25/52 3,185,352
2,178,939 (c),(e) JP Morgan Mortgage Trust 5 .000 06/25/53 2,085,058
2,253,116 (c),(e) JP Morgan Mortgage Trust 5 .500 06/25/53 2,190,187
3,311,868 (c),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,657,769
2,164,693 (c),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,737,163
3,303,653 (c),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,885,145
356,509 (c),(e) New Residential Mortgage Loan Trust 2 .797 09/25/59 330,216
425,000 (c),(e) New Residential Mortgage Loan Trust 2 .986 09/25/59 355,181
6,127,337 (c),(e) RCKT Mortgage Trust 2 .500 02/25/52 4,917,178
33,702 (c),(e) Sequoia Mortgage Trust 4 .000 06/25/49 31,285

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 159,140 (c),(e) Sequoia Mortgage Trust 3 .500% 12/25/49 $ 140,256
2,359,282 (c),(e) Sequoia Mortgage Trust 2 .500 06/25/51 1,893,320
338,428 (c),(e) Shellpoint Co-Originator Trust 3 .500 10/25/47 301,755
367,003 (c),(e) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6 .837 10/25/41 364,230
4,955,000 (c),(e) STACR 30 D AVG SOFR + 2.400% 7 .737 02/25/42 5,022,613
2,530,000 (c),(e) STACR 30 D AVG SOFR + 4.750% 10 .087 02/25/42 2,623,639
7,030,000 (c),(e) STACR 30 D AVG SOFR + 2.900% 8 .237 04/25/42 7,232,362
1,830,000 (c),(e) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 1,944,210
15,265,000 (c),(e) STACR 30 D AVG SOFR + 3.350% 8 .687 05/25/42 15,904,863
12,600,000 (c),(e) STACR 30 D AVG SOFR + 4.500% 9 .837 06/25/42 13,592,840
6,400,000 (c),(e) STACR 30 D AVG SOFR + 4.000% 9 .337 07/25/42 6,723,368
6,385,000 (c),(e) STACR 30 D AVG SOFR + 3.700% 9 .037 09/25/42 6,728,330
66,739 (c),(e) STACR 3 .787 02/25/48 62,653
1,295,000 (c),(e) STACR 30 D AVG SOFR + 4.800% 10 .137 10/25/50 1,452,075
925,000 (c),(e) Verus Securitization Trust 3 .207 11/25/59 841,236
362,603 (e) Verus Securitization Trust 1 .733 05/25/65 337,047
2,918,707 (c),(e) Woodward Capital Management 3 .000 05/25/52 2,441,178
TOTAL MORTGAGE BACKED 1,609,029,902
MUNICIPAL BONDS - 5 .0%
2,000,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,958,512
950,000 California Health Facilities Financing Authority 4 .353 06/01/41 862,628
6,400,000 (e) California Municipal Finance Authority 6 .375 11/15/48 5,959,891
5,825,000 California Municipal Finance Authority 3 .594 08/15/51 4,074,413
12,250,000 Chicago Housing Authority 4 .361 01/01/38 10,951,440
1,000,000 Chicago Park District 4 .095 01/01/26 982,627
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 577,582
1,350,000 Chula Vista Municipal Financing Authority 3 .975 12/01/38 1,203,716
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 639,005
4,300,000 Chula Vista Municipal Financing Authority 4 .275 12/01/48 3,679,359
5,730,000 City & County of Honolulu HI 3 .944 09/01/34 5,374,758
935,000 City & County of San Francisco CA 3 .700 04/01/34 838,157
440,000 City & County of San Francisco CA 3 .750 04/01/35 391,348
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,939,745
5,405,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 4,741,657
4,610,000 City & County of San Francisco CA Community Facilities
District
4 .221 09/01/39 4,137,703
5,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,121,945
7,805,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 5,769,834
1,225,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 1,282,780
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,676,002
8,885,000 City of Berkeley CA 3 .750 09/01/43 7,305,539
650,000 City of Detroit MI 2 .511 04/01/25 616,487
745,000 City of Detroit MI 2 .711 04/01/26 685,626
525,000 City of Detroit MI 3 .644 04/01/34 410,980
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,447,068
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,173,687
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,856,531
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 5,132,960
870,000 (e) City of Miami FL 4 .808 01/01/39 836,292
170,000 City of Mount Shasta CA 4 .000 08/01/29 185,216
190,000 City of Mount Shasta CA 3 .000 08/01/32 190,608
2,950,000 City of New York NY 5 .828 10/01/53 3,334,419
2,685,000 City of Oakland CA 1 .830 01/15/27 2,478,141
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,182,495
5,750,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 4,919,794
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,269,933

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999% 11/01/43 $ 4,446,810
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,398,931
360,000 Clean Water Services 5 .701 10/01/30 380,838
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,042,169
3,500,000 (e) County of Gallatin MT 11 .500 09/01/27 3,707,745
10,520,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 8,838,023
3,500,000 District of Columbia 3 .432 04/01/42 2,805,461
5,480,000 Fairfax County Economic Development Authority 5 .589 10/01/24 5,502,840
3,125,000 Florida Development Finance Corp 7 .500 07/01/57 3,111,640
5,925,000 (e) Florida Development Finance Corp 8 .000 07/01/57 6,048,169
20,000,000 Grant County Public Utility District No 2 2 .918 01/01/40 15,801,050
9,405,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,656,393
3,105,000 Jackson County Industrial Development Authority 4 .250 05/01/39 2,873,023
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,925,197
450,000 Klickitat County Public Utilities 3 .688 12/01/38 387,795
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 984,004
7,690,000 Los Angeles Community College District 2 .106 08/01/32 6,385,809
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,086,773
2,490,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,177,631
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,714,264
3,405,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,432,278
5,735,000 Metropolitan Transportation Authority 5 .175 11/15/49 5,614,551
16,465,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .720 12/01/38 17,596,628
8,300,000 (e) New Hampshire Business Finance Authority 5 .460 07/01/33 8,300,000
700,000 New Jersey Economic Development Authority 5 .198 03/01/31 715,102
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,207,585
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,087,192
1,335,000 New York State Energy Research & Development
Authority
2 .465 10/01/26 1,246,632
1,180,000 New York State Energy Research & Development
Authority
2 .665 10/01/27 1,086,025
1,015,000 New York State Energy Research & Development
Authority
2 .879 10/01/28 920,552
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,606,463
5,750,000 (b),(e) Oregon State Business Development Commission 6 .500 04/01/31 575
2,000,000 (b) Oregon State Business Development Commission 11 .500 04/01/31 20
2,725,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 2,724,958
6,920,000 (a),(e) Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 692
275,000 Pharr Economic Development Corp 3 .216 08/15/27 263,299
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,048,237
405,000 (a),(b) Public Finance Authority 15 .000 03/31/24 41
1,735,000 (e) Public Finance Authority 7 .500 06/01/29 1,692,904
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 789,868
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 1,091,871
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500 10/01/51 5,008,126
995,000 Sales Tax Securitization Corp 5 .293 01/01/41 1,001,523
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 976,393
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 857,804
250,000 Sangamon County Water Reclamation District 2 .507 01/01/29 230,744
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,865,756
1,000,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 834,875
1,850,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,860,226
1,000,000 South Davis Sewer District 4 .125 12/01/32 962,518
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,044,676
2,480,000 State of California 4 .988 04/01/39 2,466,964
1,981,663 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 1,915,892

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 3,490,000 State of Oregon 4 .142% 05/01/28 $ 3,480,825
2,400,000 (e) Syracuse Industrial Development Agency 5 .000 01/01/36 1,808,504
1,000,000 Texas Water Development Board 3 .500 10/15/37 887,792
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,815,679
3,000,000 Texas Water Development Board 3 .700 10/15/47 2,493,411
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,843,702
2,000,000 University of New Mexico 3 .532 06/20/32 1,914,651
4,400,000 Upper Santa Clara Valley Joint Powers Authority 3 .875 08/01/48 3,673,673
690,000 Village of Bellwood IL 5 .375 12/01/32 646,434
4,460,000 Village of Bellwood IL 6 .000 12/01/50 3,756,545
1,000,000 (e) Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 957,301
1,250,000 (e) Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,138,225
530,000 Washington County Clean Water Services 5 .078 10/01/24 530,657
1,905,000 (a),(b),(e) Washington Economic Development Finance Authority 7 .500 01/01/32 191
650,000 Yuba City Public Financing Authority 3 .960 06/01/32 622,100
TOTAL MUNICIPAL BONDS 306,484,103
U.S. TREASURY SECURITIES - 16 .1%
2,500,000 United States Treasury Bond 3 .125 05/15/48 2,082,812
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,034,277
620,000 United States Treasury Note 2 .875 04/30/25 606,462
29,284,000 United States Treasury Note 5 .000 09/30/25 29,582,559
30,320,000 United States Treasury Note 4 .875 11/30/25 30,633,859
50,831,000 United States Treasury Note 4 .375 12/15/26 51,327,396
3,235,000 United States Treasury Note 0 .500 10/31/27 2,843,894
6,025,000 United States Treasury Note 0 .625 11/30/27 5,310,237
9,000,000 United States Treasury Note 1 .375 10/31/28 8,010,352
88,219,000 United States Treasury Note 4 .375 11/30/28 90,272,849
10,000,000 United States Treasury Note 3 .750 12/31/28 9,953,906
90,297,000 United States Treasury Note 4 .375 11/30/30 92,850,712
231,581,000 United States Treasury Note 4 .500 11/15/33 243,123,865
14,543,000 United States Treasury Note 1 .875 02/15/41 10,455,622
9,700,000 United States Treasury Note 2 .250 05/15/41 7,388,293
114,908,400 United States Treasury Note 2 .375 02/15/42 88,165,265
9,000,000 United States Treasury Note 4 .000 11/15/42 8,746,523
92,251,000 (d) United States Treasury Note 4 .750 11/15/43 98,953,612
31,783,000 United States Treasury Note 2 .250 02/15/52 22,032,075
195,161,000 United States Treasury Note 4 .125 08/15/53 197,265,080
TOTAL U.S. TREASURY SECURITIES 1,001,639,650
TOTAL GOVERNMENT BONDS 3,601,911,383
(Cost $3,706,618,998)
STRUCTURED ASSETS - 13 .8%
ASSET BACKED - 5 .3%
2,232,000 (e) Air Canada Pass Through Trust 3 .550 01/15/30 1,956,829
Series - 2017 1 (Class A)
450,000 (e) AMSR Trust 3 .148 01/19/39 417,316
Series - 2019 SFR1 (Class C)
400,000 (e) AMSR Trust 3 .247 01/19/39 369,942
Series - 2019 SFR1 (Class D)
2,500,000 (c),(e) BFLD Trust SOFR 1 M + 2.214% 7 .576 10/15/35 1,014,870
Series - 2020 EYP (Class C)
65,251 (c) C-BASS Trust SOFR 1 M + 0.274% 3 .400 07/25/36 62,414
Series - 2006 CB6 (Class A1)
1,447,025 (c),(e) CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 3,618
Series - 2007 1A (Class A2)
18,919,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 18,766,519
Series - 2019 1 (Class AA)
13,700,000 Delta Air Lines Pass Through Trust 3 .404 04/25/24 13,522,459
Series - 2019 1 (Class A)

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,088,554 Delta Air Lines Pass Through Trust 2 .000% 06/10/28 $ 5,399,249
Series - 2020 1 (Class AA)
14,290,246 Delta Air Lines Pass Through Trust 2 .500 06/10/28 12,601,947
Series - 2020 1 (Class A)
837,000 (e) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 818,650
Series - 2015 1A (Class A2II)
760,000 (e) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 738,370
Series - 2018 1A (Class A2I)
150,413 (c),(e) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .570 05/25/37 148,653
Series - 2007 2 (Class A2C)
5,750,000 (e) Frontier Issuer LLC 8 .300 08/20/53 5,709,337
Series - 2023 1 (Class B)
3,139,743 (e) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,418,639
Series - 2021 3CS (Class A)
3,380,526 (e) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,516,464
Series - 2021 4GS (Class A)
12,344,926 (e) GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 9,617,225
Series - 2021 5CS (Class A)
4,821,021 (e) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 3,632,327
Series - 2021 5CS (Class B)
4,310,705 (e) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,407,411
Series - 2022 1GS (Class A)
3,153,851 (e) GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,360,694
Series - 2022 1GS (Class B)
13,960,956 (e) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 12,808,839
Series - 2022 3CS (Class A)
3,250,000 (e) Grace Trust 2 .347 12/10/40 2,631,823
Series - 2020 GRCE (Class A)
7,789,000 (e) GSCG Trust 2 .936 09/06/34 5,585,411
Series - 2019 600C (Class A)
4,205,913 (e) Helios Issuer LLC 5 .750 12/20/50 4,310,104
Series - 2023 GRID1 (Class 1A)
2,440,505 (e) Helios Issuer, LLC 5 .600 08/22/50 2,330,509
Series - 2023 B (Class B)
531,893 (e) HERO Funding Trust 3 .840 09/21/40 494,843
Series - 2015 1A (Class A)
125,781 (e) HERO Funding Trust 3 .990 09/21/40 118,538
Series - 2014 2A (Class A)
633,242 (e) HERO Funding Trust 3 .750 09/20/41 584,269
Series - 2016 2A (Class A)
500,095 (e) HERO Funding Trust 4 .050 09/20/41 468,950
Series - 2016 1A (Class A)
1,280,071 (e) HERO Funding Trust 3 .080 09/20/42 1,152,505
Series - 2016 3A (Class A1)
1,154,893 (e) HERO Funding Trust 3 .910 09/20/42 1,066,859
Series - 2016 3A (Class A2)
1,172,855 (e) HERO Funding Trust 3 .570 09/20/47 1,070,437
Series - 2016 4A (Class A1)
1,210,496 (e) HERO Funding Trust 3 .710 09/20/47 1,084,481
Series - 2017 1A (Class A1)
173,756 (e) HERO Funding Trust 4 .290 09/20/47 162,005
Series - 2016 4A (Class A2)
1,987,036 (e) HERO Funding Trust 3 .190 09/20/48 1,727,011
Series - 2017 3A (Class A1)
1,859,392 (e) HERO Funding Trust 3 .950 09/20/48 1,660,286
Series - 2017 3A (Class A2)
762,640 (e) HERO Funding Trust 4 .070 09/20/48 688,759
Series - 2017 2A (Class A2)
2,701,162 (e) HERO Funding Trust 4 .670 09/20/48 2,540,047
Series - 2018 1A (Class A2)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,074,422 (e) HERO Funding Trust 2 .720% 09/20/57 $ 1,707,578
Series - 2020 1A (Class A)
7,375,000 (e) Hertz Vehicle Financing III LLC 5 .570 09/25/29 7,449,732
Series - 2023 2A (Class A)
20,418 (c) Home Equity Asset Trust SOFR 1 M + 1.614% 3 .986 06/25/33 19,407
Series - 2003 1 (Class M1)
499,977 (c),(e) Invitation Homes Trust SOFR 1 M + 1.364% 6 .726 01/17/38 498,758
Series - 2018 SFR4 (Class B)
3,470,376 (e) Loanpal Solar Loan Ltd 2 .750 07/20/47 2,739,480
Series - 2020 2GF (Class A)
1,780,823 (e) Loanpal Solar Loan Ltd 2 .290 01/20/48 1,385,427
Series - 2021 1GS (Class A)
2,412,961 (e) Loanpal Solar Loan Ltd 2 .840 01/20/48 1,772,130
Series - 2021 1GS (Class B)
5,361,888 (e) Loanpal Solar Loan Ltd 2 .220 03/20/48 3,990,932
Series - 2021 2GS (Class A)
2,087,058 (a),(e) Mosaic Solar Loan Trust 0 .000 04/20/46 1,326,743
Series - 2020 1A (Class R)
1,339,244 (e) Mosaic Solar Loan Trust 2 .100 04/20/46 1,169,177
Series - 2020 1A (Class A)
1,701,499 (e) Mosaic Solar Loan Trust 3 .100 04/20/46 1,503,596
Series - 2020 1A (Class B)
4,956,959 (e) Mosaic Solar Loan Trust 1 .920 06/20/52 3,733,733
Series - 2021 3A (Class B)
3,998,256 (e) Mosaic Solar Loan Trust 6 .100 06/20/53 4,059,876
Series - 2022 3A (Class A)
1,749,054 (e) Mosaic Solar Loans LLC 3 .820 06/22/43 1,619,372
Series - 2017 2A (Class A)
3,145,892 (e) Mosaic Solar Loans LLC 1 .640 04/22/47 2,574,275
Series - 2021 2A (Class A)
290,000 (c),(e) MSCG Trust 3 .462 06/07/35 248,158
Series - 2015 ALDR (Class D)
735,577 (c),(e) PNMSR 2018-GT1 A Mtge SOFR 1 M + 3.515% 8 .871 08/25/25 736,525
Series - 2018 GT2 (Class A)
700,000 (e) Progress Residential Trust 2 .711 11/17/40 589,642
Series - 2021 SFR9 (Class D)
4,000,000 PSNH Funding LLC 3 .506 08/01/28 3,903,445
Series - 2018 1 (Class A2)
661,288 (e) Renew 3 .670 09/20/52 606,898
Series - 2017 1A (Class A)
1,744,788 (e) Renew 3 .950 09/20/53 1,607,764
Series - 2018 1 (Class A)
3,611,582 (e) Renew 2 .060 11/20/56 2,876,002
Series - 2021 1 (Class A)
8,960,051 SCE Recovery Funding LLC 0 .861 11/15/31 7,627,580
Series - 2021 A-1 (Class A)
39,556 (e) SolarCity LMC 4 .800 11/20/38 38,861
Series - 2013 1 (Class A)
147,673 (c) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6 .370 09/25/34 139,626
Series - 2004 8 (Class M1)
6,368,210 (e) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,451,427
Series - 2021 C (Class A)
3,597,792 (e) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,179,814
Series - 2022 A (Class A)
2,574,121 (e) Sunnova Helios XI Issuer LLC 5 .300 05/20/50 2,516,898
Series - 2023 A (Class A)
5,064,494 (e) Sunrun Athena Issuer LLC 5 .310 04/30/49 4,822,240
Series - 2018 1 (Class A)
6,387,222 (e) Sunrun Atlas Issuer LLC 3 .610 02/01/55 5,848,679
Series - 2019 2 (Class A)

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 12,785,576 (e) Sunrun Callisto Issuer LLC 3 .980% 06/30/54 $ 11,948,420
Series - 2019 1A (Class A)
5,450,549 (e) Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,608,645
Series - 2021 2A (Class A)
5,057,688 (e) Sunrun Julius Issuer LLC 6 .600 01/30/59 5,165,583
Series - 2023 2A (Class A1)
6,733,417 (e) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,158,297
Series - 2022 1A (Class A)
8,895,526 (e) Sunrun Vulcan Issuer LLC 2 .460 01/30/52 7,228,090
Series - 2021 1A (Class A)
10,250,000 (e) Tesla Auto Lease Trust 1 .340 03/20/25 10,215,019
Series - 2021 A (Class D)
13,325,000 (e) Tesla Auto Lease Trust 5 .860 08/20/25 13,349,795
Series - 2023 A (Class A2)
3,837,329 (e) Tesla Auto Lease Trust 0 .600 09/22/25 3,783,788
Series - 2021 B (Class A3)
7,000,000 (e) Tesla Auto Lease Trust 1 .320 09/22/25 6,783,127
Series - 2021 B (Class D)
4,625,000 (e) Tesla Auto Lease Trust 5 .890 06/22/26 4,643,975
Series - 2023 A (Class A3)
9,422,000 (e) Tesla Auto Lease Trust 6 .130 09/21/26 9,515,950
Series - 2023 B (Class A3)
2,385,000 (e) Tesla Auto Lease Trust 6 .220 03/22/27 2,425,706
Series - 2023 B (Class A4)
8,250,000 (e) Tesla Electric Vehicle Trust 5 .540 12/21/26 8,273,876
Series - 2023 1 (Class A2A)
4,650,000 (e) Tesla Electric Vehicle Trust 5 .380 06/20/28 4,691,864
Series - 2023 1 (Class A3)
3,869,448 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 3,786,239
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,361,274
Series - 2021 B (Class A4)
325,000 (e) Tricon American Homes Trust 2 .049 07/17/38 296,533
Series - 2020 SFR1 (Class B)
5,066,204 (e) Vivint Colar Financing V LLC 4 .730 04/30/48 4,727,234
Series - 2018 1A (Class A)
7,222,580 (e) Vivint Colar Financing V LLC 7 .370 04/30/48 6,736,242
Series - 2018 1A (Class B)
4,352,533 (e) Vivint Solar Financing VII LLC 2 .210 07/31/51 3,634,166
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 329,046,207
OTHER MORTGAGE BACKED - 8 .5%
1,085,000 (c),(e) 20 Times Square Trust 3 .100 05/15/35 962,306
Series - 2018 20TS (Class B)
11,598 (c),(e) Agate Bay Mortgage Trust 3 .500 09/25/45 10,273
Series - 2015 6 (Class A9)
4,075,000 (c),(e) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .726 04/15/34 3,036,620
Series - 2021 ACEN (Class C)
900,000 (c),(e) BAMLL Commercial Mortgage Securities Trust 3 .596 04/14/33 828,429
Series - 2015 200P (Class D)
357,944 Banc of America Commercial Mortgage Trust 3 .019 07/15/49 347,196
Series - 2016 UB10 (Class ASB)
5,000,000 (e) BANK 2 .500 10/17/52 2,629,169
Series - 2019 BN21 (Class D)
6,500,000 (c) BANK 3 .517 10/17/52 4,419,256
Series - 2019 BN21 (Class C)
2,000,000 BANK 3 .203 12/15/52 1,724,474
Series - 2019 BN23 (Class AS)
2,500,000 (c) BANK 2 .918 12/15/53 1,421,426
Series - 2020 BN30 (Class MCDE)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 8,000,000 (c) BANK 3 .461% 11/15/62 $ 6,091,056
Series - 2019 BN22 (Class C)
200,000 (e) BBCMS Trust 4 .197 08/10/35 183,569
Series - 2015 SRCH (Class A2)
1,250,000 (e) BBCMS Trust 4 .798 08/10/35 1,040,636
Series - 2015 SRCH (Class C)
3,000,000 (c),(e) BBCMS Trust 3 .688 02/15/53 2,274,165
Series - 2020 C6 (Class F5TA)
5,500,000 (c),(e) Benchmark Mortgage Trust 3 .899 03/15/62 3,825,614
Series - 2019 B10 (Class 3CCA)
5,200,000 (e) BMO 360A 3 .776 02/17/55 4,268,863
Series - 2022 C1 (Class 360A)
3,500,000 (c),(e) BMO 360C 3 .939 02/17/55 2,201,752
Series - 2022 C1 (Class 360C)
825,000 (e) BWAY Mortgage Trust 2 .917 01/10/35 528,503
Series - 2015 1740 (Class A)
923,970 (c),(e) BX Commercial Mortgage Trust SOFR 1 M + 1.034% 6 .396 10/15/36 921,861
Series - 2019 XL (Class A)
4,250,000 (c),(e) BX Commercial Mortgage Trust SOFR 1 M + 1.364% 6 .726 10/15/36 4,227,373
Series - 2019 XL (Class C)
7,780,205 (c),(e) BX Commercial Mortgage Trust SOFR 1 M + 1.312% 6 .674 10/15/38 7,605,384
Series - 2021 XL2 (Class C)
12,000,000 (c),(e) BX Commercial Mortgage Trust SOFR 1 M + 1.840% 7 .202 01/17/39 11,720,444
Series - 2022 AHP (Class B)
4,250,000 (c),(e) BX TRUST SOFR 1 M + 1.490% 6 .852 01/17/39 4,170,979
Series - 2022 AHP (Class AS)
2,901,500 (c),(e) CCRC Affordable Multifamily Housing Mortgage Trust 5 .637 06/25/34 2,637,802
Series - 2017 Q005 (Class B)
2,000,000 (c) CD Mortgage Trust 3 .879 11/10/49 1,648,919
Series - 2016 CD2 (Class B)
1,000,000 (c),(e) Century Plaza Towers 2 .997 11/13/39 779,611
Series - 2019 CPT (Class B)
5,000,000 (c) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 4,724,122
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 3,430,158
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 4,289,097
Series - 2019 GC41 (Class AS)
3,315,000 (e) COMM Mortgage Trust 4 .353 08/10/30 3,083,941
Series - 2013 300P (Class A1)
4,375,000 (e) COMM Mortgage Trust 3 .376 01/10/39 3,611,394
Series - 2022 HC (Class C)
2,000,000 COMM Mortgage Trust 4 .701 03/10/47 1,899,313
Series - 2014 UBS2 (Class B)
2,000,000 (c) COMM Mortgage Trust 4 .629 08/10/47 1,934,679
Series - 2014 CR19 (Class B)
140,901 COMM Mortgage Trust 3 .040 02/10/48 139,230
Series - 2015 LC19 (Class ASB)
3,500,000 (c),(e) COMM Mortgage Trust 4 .067 03/10/48 2,771,949
Series - 2015 CR22 (Class D)
2,000,000 (c) COMM Mortgage Trust 4 .287 05/10/48 1,650,453
Series - 2015 CR23 (Class D)
360,000 (c) COMM Mortgage Trust 3 .463 08/10/48 291,972
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3 .263 08/15/57 863,167
Series - 2019 GC44 (Class AM)
6,000,000 (c),(e) Commercial Mortgage Pass Through Certificates 4 .084 01/10/39 4,714,427
Series - 2022 HC (Class D)
20,447,884 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .837 03/25/42 21,403,890
Series - 2022 R03 (Class 1M2)

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,435,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .337% 04/25/42 $ 4,520,053
Series - 2022 R05 (Class 2M2)
13,780,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .187 05/25/42 14,512,487
Series - 2022 R06 (Class 1M2)
4,085,000 (c),(e) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .937 07/25/42 4,289,689
Series - 2022 R08 (Class 1M2)
7,535,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .087 09/25/42 8,167,123
Series - 2022 R09 (Class 2M2)
430,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12 .087 09/25/42 472,145
Series - 2022 R09 (Class 2B1)
20,340,000 (c),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .087 12/25/42 21,530,134
Series - 2023 R01 (Class 1M2)
14,000,000 (e) CPT Mortgage Trust 2 .865 11/13/39 11,827,001
Series - 2019 CPT (Class A)
2,000,000 (c),(e) CPT Mortgage Trust 2 .997 11/13/39 1,217,844
Series - 2019 CPT (Class E)
2,500,000 (c),(e) CPT Mortgage Trust 2 .997 11/13/39 1,854,582
Series - 2019 CPT (Class C)
5,000,000 (c),(e) Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 3,647,865
Series - 2017 CALI (Class B)
2,768,146 (c),(e) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,283,025
Series - 2021 NQM8 (Class A3)
3,600,000 (c),(e) CSAIL Commercial Mortgage Trust 3 .677 06/15/37 3,056,680
Series - 2017 C8 (Class 85BB)
1,600,000 (c),(e) CSMC Series 3 .388 10/25/59 1,454,230
Series - 2019 NQM1 (Class M1)
3,440,000 (c),(e) DBUBS Mortgage Trust 3 .530 10/10/34 2,871,572
Series - 2017 BRBK (Class D)
102,725,000 (c),(e) DOLP Trust 0 .665 05/10/41 3,734,002
Series - 2021 NYC (Class X)
12,485,467 (c),(e) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6 .796 11/15/38 12,221,502
Series - 2021 ELP (Class C)
5,993,024 (c),(e) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7 .595 11/15/38 5,824,841
Series - 2021 ELP (Class E)
1,808,478 Federal Home Loan Mortgage Corp (FHLMC) 1 .204 09/25/31 1,606,019
Series - 2021 P011 (Class A1)
6,606,832 FHLMC 1 .877 07/25/37 5,094,714
Series - 2021 21-ML08 (Class ML08)
10,163 (c),(e) Flagstar Mortgage Trust 4 .000 09/25/48 9,514
Series - 2018 5 (Class A11)
1,194,618 (c),(e) Flagstar Mortgage Trust 2 .500 04/25/51 958,679
Series - 2021 2 (Class A4)
3,712,519 (c),(e) Flagstar Mortgage Trust 2 .500 06/01/51 2,979,290
Series - 2021 4 (Class A21)
7,700,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 6,529,729
Series - 2021 P009 (Class A2)
7,324,000 (c) Freddie Mac Multiclass Certificates Series 2 .760 02/25/32 6,339,003
Series - 2022 P013 (Class A2)
39,129,474 (c) Freddie Mac Multifamily ML Certificates 1 .770 11/25/37 4,674,407
Series - 2021 ML08 (Class XCA)
3,127,971 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,395,224
Series - 2021 ML08 (Class ML08)
9,944,933 (c) Freddie Mac Multifamily ML Certificates 3 .650 11/25/38 9,098,006
Series - 2022 ML14 (Class A)
9,018,631 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 7,010,883
Series - 2021 ML12 (Class AUS)
3,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
3 .871 07/25/33 3,330,502
Series - 2015 Q002 (Class A2)
3,816,345 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,102,980
Series - 2020 Q014 (Class A1)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 9,803,046 Freddie Mac Multifamily Variable Rate Certificate 3 .150% 10/15/36 $ 8,514,597
Series - 2022 M068 (Class A)
1,725,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,621,098
Series - 2022 M069 (Class A)
5,978,632 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,826,563
Series - 2020 M061 (Class A)
11,875,000 (e) Frontier Issuer LLC 6 .600 08/20/53 11,813,439
Series - 2023 1 (Class A2)
1,325,000 (c),(e) GCT Commercial Mortgage Trust SOFR 1 M + 0.914% 6 .276 02/15/38 996,532
Series - 2021 GCT (Class A)
2,500,000 (c),(e) GCT Commercial Mortgage Trust SOFR 1 M + 1.364% 6 .726 02/15/38 1,073,735
Series - 2021 GCT (Class B)
2,188,000 (c),(e) GS Mortgage Securities Corp II 4 .904 03/10/33 1,966,024
Series - 2018 GS10 (Class WLSB)
1,038,980 (c),(e) GS Mortgage Securities Trust SOFR 1 M + 1.143% 6 .513 10/15/31 947,167
Series - 2018 HART (Class A)
93,000 (c) GS Mortgage Securities Trust 3 .952 11/10/49 76,726
Series - 2016 GS4 (Class C)
23,846 (c),(e) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 22,171
Series - 2019 PJ2 (Class A1)
62,392 (c),(e) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 57,701
Series - 2019 PJ2 (Class A4)
405,225 (c),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 343,014
Series - 2020 PJ4 (Class A4)
19,370,046 (c),(e) GS Mortgage-Backed Securities Corp Trust 0 .269 03/27/51 207,584
Series - 2020 PJ5 (Class AX1)
653,406 (c),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 555,918
Series - 2020 PJ5 (Class A4)
900,999 (c),(e) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 723,050
Series - 2020 PJ6 (Class A4)
47,760,335 (c),(e) GS Mortgage-Backed Securities Corp Trust 0 .148 08/25/51 325,234
Series - 2021 PJ3 (Class AX1)
4,669,506 (c),(e) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 3,747,271
Series - 2021 PJ5 (Class A4)
4,701,440 (c),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,932,238
Series - 2022 PJ2 (Class A36)
1,963,673 (c),(e) GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,642,397
Series - 2022 PJ4 (Class A36)
471,101 (c),(e) GS Mortgage-Backed Securities Trust 3 .630 05/25/50 398,315
Series - 2020 PJ1 (Class B2)
992,562 (c),(e) GS Mortgage-Backed Securities Trust 2 .500 07/25/51 796,530
Series - 2021 PJ2 (Class A4)
7,041,952 (c),(e) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,664,483
Series - 2021 PJ6 (Class A4)
8,977,205 (c),(e) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,204,193
Series - 2021 PJ7 (Class A4)
4,149,943 (c),(e) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,330,322
Series - 2021 PJ8 (Class A4)
1,949,584 (c),(e) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 1,493,183
Series - 2021 PJ7 (Class B2)
4,029,666 (c),(e) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,233,801
Series - 2021 PJ10 (Class A4)
3,353,674 (c),(e) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,907,847
Series - 2022 PJ1 (Class A8)
1,644,218 (c),(e) GS Mortgage-Backed Securities Trust 2 .832 05/28/52 1,282,826
Series - 2022 PJ1 (Class B2)
4,333,030 (c),(e) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 3,624,104
Series - 2022 PJ5 (Class A36)
2,823,393 (c),(e) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,361,458
Series - 2022 PJ6 (Class A24)

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,641,076 (c),(e) GS Mortgage-Backed Securities Trust 3 .500% 02/25/53 $ 4,031,818
Series - 2023 PJ1 (Class A24)
191,489 (c) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .090 08/19/45 174,979
Series - 2005 11 (Class 2A1A)
3,500,000 (e) Hudson Yards Mortgage Trust 2 .835 08/10/38 3,255,918
Series - 2016 10HY (Class A)
2,500,000 (c),(e) Hudson Yards Mortgage Trust 2 .977 08/10/38 2,302,406
Series - 2016 10HY (Class B)
5,750,000 (c),(e) Hudson Yards Mortgage Trust 2 .977 08/10/38 5,226,790
Series - 2016 10HY (Class C)
2,500,000 (c),(e) Hudson Yards Mortgage Trust 2 .977 08/10/38 2,201,147
Series - 2016 10HY (Class E)
11,650,000 (c),(e) Hudson Yards Mortgage Trust 3 .443 07/10/39 9,486,575
Series - 2019 30HY (Class D)
1,500,000 (c),(e) Hudson Yards Mortgage Trust 2 .943 12/10/41 1,177,260
Series - 2019 55HY (Class D)
5,000,000 (c),(e) Hudson Yards Mortgage Trust 2 .943 12/10/41 3,681,178
Series - 2019 55HY (Class E)
5,545,000 (c),(e) Hudson Yards Mortgage Trust 2 .943 12/10/41 4,807,063
Series - 2019 55HY (Class A)
440,000 (c),(e) Imperial Fund Mortgage Trust 3 .531 10/25/55 375,028
Series - 2020 NQM1 (Class M1)
5,300,000 (c),(e) J.P. Morgan Chase Commercial Mortgage Securities
Trust
SOFR 1 M + 1.734% 7 .096 10/15/33 5,018,496
Series - 2020 609M (Class A)
300,814 (c),(e) JP Morgan Chase Commercial Mortgage Securities
Corp
3 .983 01/15/46 273,836
Series - 2013 C13 (Class D)
1,107,771 (c),(e) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .678 12/25/44 1,061,184
Series - 2015 1 (Class B1)
11,199 (c),(e) JP Morgan Mortgage Trust 3 .500 05/25/45 10,021
Series - 2015 3 (Class A19)
199,529 (c),(e) JP Morgan Mortgage Trust 3 .500 10/25/45 176,534
Series - 2015 6 (Class A13)
511,844 (c),(e) JP Morgan Mortgage Trust 3 .500 09/25/48 445,606
Series - 2018 3 (Class A13)
1,148,638 (c),(e) JP Morgan Mortgage Trust 3 .500 10/25/48 991,556
Series - 2018 5 (Class A13)
725,712 (c),(e) JP Morgan Mortgage Trust 3 .684 10/26/48 706,576
Series - 2017 5 (Class A2)
73,391 (c),(e) JP Morgan Mortgage Trust 4 .000 02/25/49 66,819
Series - 2018 9 (Class A13)
54,182 (c),(e) JP Morgan Mortgage Trust 4 .000 05/25/49 49,941
Series - 2019 1 (Class A3)
87,136 (c),(e) JP Morgan Mortgage Trust 4 .000 05/25/49 79,847
Series - 2019 1 (Class A15)
306,456 (c),(e) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6 .420 10/25/49 297,038
Series - 2019 INV1 (Class A11)
835,343 (c),(e) JP Morgan Mortgage Trust 3 .823 06/25/50 721,628
Series - 2020 1 (Class B2)
15,966,791 (c),(e) JP Morgan Mortgage Trust 0 .139 07/25/51 105,652
Series - 2021 3 (Class AX1)
11,350,714 (c),(e) JP Morgan Mortgage Trust 0 .131 08/25/51 70,666
Series - 2021 4 (Class AX1)
2,235,478 (c),(e) JP Morgan Mortgage Trust 2 .881 08/25/51 1,734,949
Series - 2021 4 (Class B2)
21,797,432 (c),(e) JP Morgan Mortgage Trust 0 .137 10/25/51 140,700
Series - 2021 6 (Class AX1)
2,828,373 (c),(e) JP Morgan Mortgage Trust 2 .500 10/25/51 2,269,765
Series - 2021 6 (Class A15)
1,001,719 (c),(e) JP Morgan Mortgage Trust 2 .500 12/25/51 803,878
Series - 2021 10 (Class A15)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 948,061 (c),(e) JP Morgan Mortgage Trust 2 .500% 02/25/52 $ 760,818
Series - 2021 12 (Class A15)
1,603,526 (c),(e) JP Morgan Mortgage Trust 2 .500 05/25/52 1,286,827
Series - 2021 14 (Class A15)
1,015,990 (c),(e) JP Morgan Mortgage Trust 2 .927 05/25/52 819,051
Series - 2021 LTV2 (Class A3)
1,912,876 (c),(e) JP Morgan Mortgage Trust 3 .000 08/25/52 1,595,147
Series - 2022 2 (Class A25)
5,499,973 (c),(e) JP Morgan Mortgage Trust 3 .500 09/25/52 4,777,963
Series - 2022 LTV2 (Class A6)
2,752,334 (c),(e) JP Morgan Mortgage Trust 3 .000 12/25/52 2,302,025
Series - 2022 7 (Class 1A17)
1,217,724 (c),(e) JP Morgan Mortgage Trust 4 .000 12/25/52 1,089,803
Series - 2022 7 (Class 2A6A)
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 2,242,063
Series - 2014 C23 (Class C)
569,817 (e) Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 530,020
Series - 2013 GCP (Class A1)
10,000,000 (e) Liberty Street Trust 3 .597 02/10/36 9,163,260
Series - 2016 225L (Class A)
4,000,000 (c),(e) MAD Mortgage Trust 3 .188 08/15/34 3,597,489
Series - 2017 330M (Class A)
2,350,000 (c),(e) Manhattan West 2 .335 09/10/39 1,983,040
Series - 2020 1MW (Class D)
2,250,000 (c),(e) MFT Trust 3 .283 08/10/40 1,449,672
Series - 2020 B6 (Class B)
107,809 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 106,466
Series - 2015 C20 (Class ASB)
3,300,000 (c),(e) Morgan Stanley Capital I Trust 2 .428 04/05/42 2,549,183
Series - 2020 CNP (Class A)
105,752 (c) Morgan Stanley Capital I Trust 6 .079 12/12/49 44,853
Series - 2007 IQ16 (Class AJFX)
1,039,493 (c),(e) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 909,450
Series - 2021 4 (Class A4)
1,500,000 (c),(e) MSDB Trust 3 .316 07/11/39 1,322,179
Series - 2017 712F (Class A)
3,450,000 (c),(e) Natixis Commercial Mortgage Securities Trust 3 .790 11/15/32 2,928,845
Series - 2018 285M (Class A)
4,250,000 (c),(e) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .641 07/15/36 3,422,305
Series - 2019 MILE (Class C)
4,000,000 (c),(e) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .691 07/15/36 2,618,123
Series - 2019 MILE (Class F)
35,095 (c) New York Mortgage Trust SOFR 1 M + 0.594% 5 .950 02/25/36 34,427
Series - 2005 3 (Class A1)
4,465,438 (c),(e) OBX Trust 2 .500 07/25/51 3,583,507
Series - 2021 J2 (Class A19)
226,184 (c),(e) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 216,266
Series - 2018 1 (Class A2)
1,275,906 (c),(e) Oceanview Mortgage Trust 2 .500 05/25/51 1,023,912
Series - 2021 1 (Class A19)
1,367,415 (c),(e) Oceanview Mortgage Trust 4 .500 11/25/52 1,289,529
Series - 2022 1 (Class A1)
16,035,000 (e) One Bryant Park Trust 2 .516 09/15/54 13,608,039
Series - 2019 OBP (Class A)
2,750,000 (e) One Market Plaza Trust 3 .614 02/10/32 2,515,563
Series - 2017 1MKT (Class A)
1,000,000 (e) One Market Plaza Trust 3 .845 02/10/32 876,554
Series - 2017 1MKT (Class B)
4,000,000 (e) One Market Plaza Trust 4 .016 02/10/32 3,354,170
Series - 2017 1MKT (Class C)

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,334,984 (c),(e) RCKT Mortgage Trust 2 .500% 09/25/51 $ 3,478,818
Series - 2021 4 (Class A21)
4,365,568 (c),(e) RCKT Mortgage Trust 3 .500 06/25/52 3,792,478
Series - 2022 4 (Class A22)
171,845 (c),(e) Sequoia Mortgage Trust 3 .500 05/25/45 155,726
Series - 2015 2 (Class A1)
46,727 (c),(e) Sequoia Mortgage Trust 3 .500 06/25/46 41,224
Series - 2016 1 (Class A19)
203,367 (c),(e) Sequoia Mortgage Trust 3 .721 09/25/47 187,616
Series - 2017 6 (Class B1)
12,137 (c),(e) Sequoia Mortgage Trust 3 .500 03/25/48 10,743
Series - 2018 3 (Class A1)
15,457 (c),(e) Sequoia Mortgage Trust 4 .000 09/25/48 14,275
Series - 2018 7 (Class A19)
1,453,409 (c),(e) Sequoia Mortgage Trust 3 .000 04/25/50 1,215,503
Series - 2020 3 (Class A19)
2,878,083 (c),(e) Sequoia Mortgage Trust 5 .000 01/25/53 2,744,395
Series - 2023 1 (Class A19)
12,900,000 (e) SLG Office Trust 2 .585 07/15/41 10,684,438
Series - 2021 OVA (Class A)
285,000 (c),(e) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 4.350% 9 .687 04/25/42 300,099
Series - 2022 DNA3 (Class M2)
1,125,000 (c),(e) STWD Mortgage Trust SOFR 1 M + 1.371% 6 .733 11/15/36 1,100,633
Series - 2021 LIH (Class AS)
2,000,000 (c),(e) STWD Mortgage Trust SOFR 1 M + 1.770% 7 .132 11/15/36 1,952,863
Series - 2021 LIH (Class B)
2,050,000 (c),(e) STWD Mortgage Trust SOFR 1 M + 2.069% 7 .431 11/15/36 1,990,752
Series - 2021 LIH (Class C)
4,000,000 (e) SUMIT Mortgage Trust 2 .789 02/12/41 3,128,334
Series - 2022 BVUE (Class A)
2,996,166 (c),(e) Verus Securitization Trust 2 .240 10/25/66 2,495,914
Series - 2021 7 (Class A3)
2,711,000 (e) VNDO Trust 3 .805 01/10/35 2,548,090
Series - 2016 350P (Class A)
3,000,000 (c),(e) VNDO Trust 3 .903 01/10/35 2,779,389
Series - 2016 350P (Class B)
1,100,000 Wells Fargo Commercial Mortgage Trust 3 .808 12/15/47 1,057,150
Series - 2014 LC18 (Class AS)
347,156 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 337,964
Series - 2016 BNK1 (Class ASB)
306,096 Wells Fargo Commercial Mortgage Trust 3 .185 03/15/59 299,515
Series - 2016 C33 (Class ASB)
23,127 (c),(e) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 21,616
Series - 2019 2 (Class A17)
445,124 (c),(e) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 371,280
Series - 2020 4 (Class A17)
5,543,393 (c),(e) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 4,448,564
Series - 2021 2 (Class A17)
1,424,253 (c),(e) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,142,961
Series - 2022 2 (Class A18)
650,000 (c) WFRBS Commercial Mortgage Trust 4 .822 12/15/46 610,072
Series - 2013 C18 (Class C)
118,754 (c),(e) WinWater Mortgage Loan Trust 3 .919 06/20/44 100,104
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 527,372,637
TOTAL STRUCTURED ASSETS 856,418,844
(Cost $964,629,522)

See Notes to Portfolios of Investments
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PREFERRED STOCKS - 0.5%
FINANCIAL SERVICES - 0 .1%
126,248 Morgan Stanley $ 3,303,910
TOTAL FINANCIAL SERVICES 3,303,910
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
631,850 Brookfield Property Partners LP 7,259,956
400,000 Brookfield Property Partners LP 5,160,000
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 12,419,956
UTILITIES - 0 .2%
490,000 Brookfield Infrastructure Partners LP 8,104,600
308,000 Brookfield Renewable Partners LP 5,251,400
TOTAL UTILITIES 13,356,000
TOTAL PREFERRED STOCKS 29,079,866
(Cost $48,902,450)
TOTAL LONG-TERM INVESTMENTS 6,142,682,795
(Cost $6,519,545,341)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0 .5%
$ 27,960,000 (g) Fixed Income Clearing Corp (FICC) 5 .320% 01/02/24 27,960,000
TOTAL REPURCHASE AGREEMENT 27,960,000
TREASURY DEBT - 0 .0%
2,000,000 United States Treasury Bill 0 .000 02/27/24 1,983,566
TOTAL TREASURY DEBT 1,983,566
TOTAL SHORT-TERM INVESTMENTS 29,943,566
(Cost $29,943,605)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.1%
70,902,995 (h) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 70,902,995
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 70,902,995
(Cost $70,902,995)
TOTAL INVESTMENTS - 100.5% 6,243,529,356
(Cost $6,620,391,941)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (29,868,451)
NET ASSETS - 100.0% $ 6,213,660,905
AVG Average
CCRC Congregate Care Retirement Center
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate

Core Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
(a)
For fair value measurement disclosure purposes, investment classified as Level 3.
(b)
In default
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $75,197,629.
(e) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(f)
Perpetual security
(g) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $27,976,527 on 1/2/24, collateralized by Government Agency
Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $28,519,226.
(h)
Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 6,020,136 EUR 5,653,214 JPMorgan Chase Bank 01/16/24  $ (224,908)
EUR Euro

Portfolio of Investments
Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.1%
BANK LOAN OBLIGATIONS - 3.2%
CAPITAL GOODS - 0 .2%
$ 1,982,922 (a) Centuri Group, Inc SOFR 12 M + 2.500% 7 .970% 08/27/28 $ 1,985,401
488,772 (a) Chariot Buyer LLC SOFR 12 M + 3.250% 8 .706 11/03/28 488,249
977,500 (a) Conair Holdings LLC SOFR 12 M + 3.750% 9 .220 05/17/28 961,210
2,619,581 (a) Emerson Climate Technologies, Inc SOFR 12 M + 3.000% 8 .356 05/31/30 2,631,867
957,646 (a) Gates Global LLC SOFR 12 M + 2.500% 7 .956 03/31/27 960,385
337,395 (a) Quikrete Holdings, Inc SOFR 12 M + 2.625% 8 .095 02/01/27 339,610
770,141 (a) Resideo Funding, Inc SOFR 12 M + 2.250% 7 .720 02/11/28 772,067
634,079 (a) TransDigm, Inc SOFR 4 M + 3.250% 8 .598 08/24/28 637,759
1,431,043 (a) Zekelman Industries, Inc SOFR 12 M + 2.000% 7 .476 01/24/27 1,435,071
TOTAL CAPITAL GOODS 10,211,619
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
288,803 (a) AlixPartners LLP SOFR 12 M + 2.750% 8 .220 02/04/28 289,777
482,500 (a) Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9 .470 01/29/27 483,856
543,125 (a) Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9 .358 02/15/29 544,347
693,695 (a) Camelot Finance S.A. SOFR 12 M + 3.000% 8 .470 10/30/26 695,516
371,450 (a) CHG Healthcare Services, Inc SOFR 12 M + 3.250% 8 .720 09/29/28 372,462
41,463 (a) Covanta Holding Corp SOFR 1 M + 2.500% 7 .856 11/30/28 41,506
543,850 (a) Covanta Holding Corp SOFR 12 M + 2.500% 7 .856 11/30/28 544,402
971,091 (a) EAB Global, Inc SOFR 12 M + 3.500% 8 .970 08/16/28 971,091
281,779 (a) GFL Environmental, Inc SOFR 4 M + 2.500% 7 .912 05/31/27 283,153
825,000 (a) Prime Security Services Borrower LLC SOFR 1 M + 2.500% 2 .500 10/13/30 828,415
2,241 (a) TK Elevator US Newco, Inc SOFR 2 M + 3.500% 9 .381 07/30/27 2,249
1,801,575 (a) WMB Holdings, Inc SOFR 12 M + 3.250% 8 .706 11/02/29 1,808,331
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,865,105
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .1%
600,582 (a),(b) LS Group OpCo Acquisition LLC SOFR 1 M + 3.250% 8 .694 11/02/27 601,459
1,469,715 (a) PetSmart LLC SOFR 12 M + 3.750% 9 .206 02/11/28 1,455,752
479,490 (a) Staples, Inc LIBOR 3 M + 5.000% 4 .500 04/16/26 455,793
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,513,004
CONSUMER DURABLES & APPAREL - 0 .0%
348,500 (a) Crocs, Inc SOFR 4 M + 3.000% 8 .498 02/20/29 350,331
331,818 (a) SRAM LLC SOFR 12 M + 2.750% 8 .220 05/18/28 331,871
863,388 (a) Weber-Stephen Products LLC SOFR 12 M + 3.250% 8 .720 10/30/27 760,399
TOTAL CONSUMER DURABLES & APPAREL 1,442,601
CONSUMER SERVICES - 0 .3%
2,487,113 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7 .606 09/23/30 2,491,105
395,949 (a) Alterra Mountain Co SOFR 12 M + 3.500% 8 .970 08/17/28 397,022
1,563,188 (a) Caesars Entertainment, Inc SOFR 12 M + 3.250% 8 .706 02/06/30 1,569,417
2,429,906 (a) Carnival Corp SOFR 12 M + 3.250% 8 .720 10/18/28 2,437,001
20,488 (a) Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 20,443
270,000 (a) Delta 2 Lux Sarl SOFR 4 M + 2.250% 7 .598 01/15/30 271,056
1,825,566 (a) Fertitta Entertainment LLC SOFR 12 M + 4.000% 9 .356 01/27/29 1,828,706
2,065,061 (a) Flutter Financing BV SOFR 4 M + 3.250% 8 .863 07/22/28 2,074,808
475,220 (a) IRB Holding Corp SOFR 12 M + 3.000% 8 .456 12/15/27 476,576
725,253 (a) KFC Holding Co SOFR 12 M + 1.750% 7 .223 03/15/28 726,990
643,824 (a) Life Time, Inc SOFR 4 M + 4.250% 10 .111 01/15/26 648,974
500,380 (a) Light & Wonder, Inc SOFR 12 M + 3.000% 8 .465 04/14/29 502,569
232,210 (a) Motion Finco LLC SOFR 4 M + 3.250% 8 .860 11/12/26 232,728
305,843 (a) Penn National Gaming, Inc SOFR 12 M + 2.750% 8 .205 05/03/29 306,956
442,506 (a) Spin Holdco, Inc SOFR 4 M + 4.000% 9 .625 03/04/28 390,671
TOTAL CONSUMER SERVICES 14,375,022
ENERGY - 0 .0%
193,674 (a) DT Midstream, Inc SOFR 12 M + 2.000% 7 .470 06/26/28 194,588
686,583 (a) Gulf Finance LLC SOFR 2 M + 6.750% 12 .631 08/25/26 688,299

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 742,288 (a) Oryx Midstream Services Permian Basin LLC SOFR 1 M + 3.250% 8 .694% 10/05/28 $ 745,157
TOTAL ENERGY 1,628,044
FINANCIAL SERVICES - 0 .2%
4,820,000 (a),(b) GTCR W MERGER SUB SOFR 1 M + 3.000% 3 .000 09/20/30 4,847,113
1,628,833 (a) Motion Finco LLC SOFR 4 M + 3.250% 8 .860 11/12/26 1,632,465
2,857,266 (a) Trans Union LLC SOFR 12 M + 2.250% 7 .720 12/01/28 2,870,309
TOTAL FINANCIAL SERVICES 9,349,887
FOOD, BEVERAGE & TOBACCO - 0 .0%
598,883 (a) Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9 .110 11/24/27 575,592
299,993 (a),(b) City Brewing Co LLC SOFR 4 M + 3.500% 9 .164 04/05/28 238,494
579,001 (a) Froneri US, Inc SOFR 12 M + 2.250% 7 .706 01/29/27 580,333
1,054 (a) Hearthside Food Solutions LLC SOFR 4 M + 3.688% 9 .337 05/23/25 849
306,144 (a) Triton Water Holdings, Inc SOFR 4 M + 3.250% 8 .860 03/31/28 303,848
223,966 (a) Utz Quality Foods LLC SOFR 4 M + 3.000% 8 .640 01/20/28 224,542
TOTAL FOOD, BEVERAGE & TOBACCO 1,923,658
HEALTH CARE EQUIPMENT & SERVICES - 0 .5%
4,186,930 (a) Bausch & Lomb Corp SOFR 12 M + 3.250% 8 .710 05/10/27 4,152,932
1,697,416 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8 .926 11/08/27 1,702,839
450,450 (a) Element Materials Technology Group US Holdings, Inc SOFR 1 M + 4.250% 8 .930 04/12/29 447,635
207,900 (a) Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9 .698 07/06/29 206,600
599,195 (a) Global Medical Response, Inc SOFR 3 M + 4.250% 4 .250 10/02/25 472,367
1,738,905 (a) ICU Medical, Inc SOFR 4 M + 2.500% 7 .998 01/08/29 1,740,540
2,765,849 (a) Mozart Borrower LP SOFR 12 M + 3.000% 8 .470 10/23/28 2,782,914
1,876,875 (a) Onex TSG Intermediate Corp SOFR 4 M + 4.750% 10 .395 02/28/28 1,856,933
3,456,061 (a) Phoenix Newco, Inc SOFR 12 M + 3.250% 8 .720 11/15/28 3,480,686
3,990,489 (a),(b) Select Medical Corp SOFR 12 M + 3.000% 8 .356 03/06/27 3,997,971
2,456,737 (a) Surgery Center Holdings INC SOFR 12 M + 3.500% 8 .856 12/19/30 2,469,795
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,311,212
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
546,167 (a) Energizer Holdings, Inc SOFR 12 M + 2.250% 7 .721 12/22/27 546,849
2,265,950 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 3.750% 9 .360 12/22/26 2,268,148
1,904,543 (a) Kronos Acquisition Holdings, Inc SOFR 1 M + 6.000% 11 .538 12/22/26 1,910,504
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,725,501
INSURANCE - 0 .2%
210,631 (a) Acrisure LLC LIBOR 4 M + 3.500% 9 .150 02/15/27 210,576
453,528 (a) AssuredPartners, Inc SOFR 12 M + 3.500% 8 .970 02/12/27 455,118
381,936 (a) AssuredPartners, Inc SOFR 12 M + 3.500% 8 .970 02/12/27 383,368
725,910 (a) Asurion LLC SOFR 12 M + 3.250% 8 .720 12/23/26 725,507
425,000 (a) Asurion LLC SOFR 1 M + 5.250% 10 .720 02/03/28 406,228
639,357 (a) BroadStreet Partners, Inc SOFR 12 M + 3.000% 8 .470 01/27/27 641,042
352,395 (a) BroadStreet Partners, Inc SOFR 1 M + 3.250% 8 .720 01/27/27 353,193
1,995,000 (a) BroadStreet Partners, Inc SOFR 1 M + 3.750% 9 .106 01/26/29 2,003,519
326,953 (a) HUB International Ltd SOFR 4 M + 4.250% 9 .662 06/20/30 328,769
1,214,124 (a) Ryan Specialty Group LLC SOFR 12 M + 2.750% 8 .456 09/01/27 1,215,138
1,984,962 (a) USI, Inc SOFR 4 M + 3.000% 8 .390 11/22/29 1,991,324
TOTAL INSURANCE 8,713,782
MATERIALS - 0 .1%
668,410 (a) Asplundh Tree Expert LLC SOFR 12 M + 1.750% 7 .206 09/07/27 669,991
432,587 (a) Berry Global, Inc SOFR 12 M + 1.750% 7 .222 07/01/29 433,623
1,621,760 (a) Clydesdale Acquisition Holdings, Inc SOFR 12 M + 4.175% 9 .631 04/13/29 1,630,883
198,500 (a) H.B. Fuller Co SOFR 12 M + 2.250% 7 .606 02/15/30 199,418
956,851 (a) INEOS US Petrochem LLC SOFR 12 M + 4.250% 9 .706 04/02/29 952,066
753,688 (a) Kloeckner Pentaplast of America, Inc SOFR 2 M + 4.725% 10 .476 02/12/26 713,414
207,839 (a) Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8 .720 02/05/26 208,748
390,990 (a) TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8 .720 03/03/28 389,299
291,490 (a) Tronox Finance LLC SOFR 4 M + 2.500% 8 .110 03/10/28 291,558
TOTAL MATERIALS 5,489,000

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT - 0 .1%
$ 479,557 (a) Altice Financing S.A. LIBOR 4 M + 2.750% 8 .406% 01/31/26 $ 475,445
730,452 (a) CSC Holdings LLC LIBOR 12 M + 2.250% 7 .726 07/17/25 720,412
967,669 (a),(c) Diamond Sports Group LLC SOFR 12 M + 5.250% 10 .708 08/24/26 45,964
638,000 (a) DIRECTV Financing LLC SOFR 4 M + 5.000% 10 .650 08/02/27 639,158
357,585 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7 .706 03/24/25 357,425
450,000 (a) Match Group Holdings II LLC SOFR 4 M + 1.750% 7 .270 02/13/27 451,125
446,483 (a) Rackspace Technology Global, Inc SOFR 12 M + 2.750% 8 .230 02/15/28 197,681
1,000 (a) Radiate Holdco LLC SOFR 12 M + 3.250% 8 .720 09/25/26 805
452,986 (a) Univision Communications, Inc SOFR 12 M + 3.250% 8 .720 03/15/26 454,404
TOTAL MEDIA & ENTERTAINMENT 3,342,419
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .3%
1,300,614 (a) Avantor, Inc SOFR 12 M + 2.250% 7 .706 11/08/27 1,305,134
1,977,968 (a) Elanco Animal Health Inc SOFR 1 M + 1.750% 1 .750 08/01/27 1,968,356
5,823,812 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .970 05/05/28 5,861,405
2,410,125 (a) Organon & Co SOFR 12 M + 3.000% 8 .472 06/02/28 2,419,175
293,288 (a) Perrigo Investments LLC SOFR 12 M + 2.250% 7 .706 04/20/29 293,409
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,847,479
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
32,599 (a) Cushman & Wakefield plc SOFR 12 M + 2.750% 8 .220 08/21/25 32,599
331,720 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 3.250% 8 .706 01/31/30 329,854
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 362,453
SOFTWARE & SERVICES - 0 .6%
420,701 (a) Ahead DB Holdings LLC SOFR 4 M + 3.750% 9 .198 10/18/27 419,780
145,138 (a) Avaya, Inc SOFR 12 M + 8.500% 13 .856 08/01/28 128,749
2,964,869 (a) Boxer Parent Co, Inc SOFR 12 M + 4.250% 9 .606 12/29/28 2,978,774
989,770 (a) Epicor Software Corp SOFR 12 M + 3.250% 8 .720 07/30/27 994,456
835,125 (a) Informatica LLC SOFR 12 M + 2.750% 8 .220 10/27/28 837,910
1,984,887 (a) Instructure Holdings, Inc SOFR 2 M + 2.750% 8 .679 10/30/28 1,997,292
1,111 (a) Magenta Buyer LLC SOFR 4 M + 5.000% 10 .645 07/27/28 795
3,985,578 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .456 09/12/29 3,996,160
4,263,950 (a) Open Text Corp SOFR 12 M + 2.750% 8 .206 01/31/30 4,278,895
115,800 (a) Presidio Holdings, Inc SOFR 4 M + 3.500% 8 .983 01/22/27 116,180
464,313 (a) RealPage, Inc SOFR 12 M + 3.000% 8 .470 04/24/28 461,731
992,500 (a) Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 9 .106 02/24/28 996,773
1,458,864 (a) Sophia LP LIBOR 1 M + 3.750% 8 .230 10/07/27 1,463,766
2,992,797 (a) SS&C Technologies, Inc SOFR 1 M + 2.250% 7 .706 03/22/29 3,001,281
1,778,416 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .706 03/22/29 1,783,457
2,101,075 (a) UKG, Inc SOFR 3 M + 3.250% 3 .250 05/04/26 2,109,458
407,390 (a) West Technology Group LLC SOFR 4 M + 4.000% 9 .633 04/10/27 389,312
TOTAL SOFTWARE & SERVICES 25,954,769
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
392,819 (a) CommScope, Inc SOFR 12 M + 3.250% 8 .720 04/06/26 352,309
264,463 (a) Ingram Micro, Inc SOFR 4 M + 3.000% 8 .610 06/30/28 265,620
394,592 (a) MLN US Holdco LLC SOFR 4 M + 4.500% 9 .972 11/30/25 46,035
247,119 (a) MLN US Holdco LLC SOFR 1 M + 6.800% 11 .154 10/18/27 48,600
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 712,564
TELECOMMUNICATION SERVICES - 0 .1%
194,000 (a) Cablevision Lightpath LLC SOFR 12 M + 3.250% 8 .726 11/30/27 193,879
935,279 (a) SFR Group S.A. LIBOR 4 M + 3.688% 9 .343 01/31/26 880,448
2,000,000 (a) Virgin Media Bristol LLC SOFR 12 M + 2.500% 7 .976 01/31/28 1,996,390
TOTAL TELECOMMUNICATION SERVICES 3,070,717
TRANSPORTATION - 0 .2%
546,675 (a) Air Canada SOFR 4 M + 3.500% 9 .139 08/11/28 549,023
675,000 (a) American Airlines, Inc SOFR 4 M + 4.750% 10 .427 04/20/28 694,460
942,857 (a) Genesee & Wyoming, Inc SOFR 4 M + 2.000% 7 .448 12/30/26 946,167
1,672,439 (a) Hertz Corp SOFR 12 M + 3.250% 8 .720 06/30/28 1,669,830
323,272 (a) Hertz Corp SOFR 1 M + 3.500% 8 .720 06/30/28 322,768
2,217,360 (a) Kestrel Bidco, Inc SOFR 12 M + 3.000% 8 .455 12/11/26 2,217,016

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 332,500 (a) Mileage Plus Holdings LLC SOFR 4 M + 5.250% 10 .770% 06/21/27 $ 344,375
220,000 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9 .166 10/20/27 225,614
774,031 (a) United Airlines, Inc SOFR 12 M + 3.750% 9 .220 04/21/28 777,901
383,123 (a) XPO, Inc SOFR 1 M + 2.000% 0 .000 05/24/28 385,208
TOTAL TRANSPORTATION 8,132,362
UTILITIES - 0 .1%
2,522,015 (a),(b) Talen Energy Supply LLC SOFR 1 M + 4.500% 9 .869 05/17/30 2,539,884
533,721 (a),(b) Talen Energy Supply LLC SOFR 4 M + 4.500% 9 .869 05/17/30 537,503
TOTAL UTILITIES 3,077,387
TOTAL BANK LOAN OBLIGATIONS 147,048,585
(Cost $147,813,222)
CORPORATE BONDS - 38 .1%
AUTOMOBILES & COMPONENTS - 1 .2%
4,500,000 (d) Adient Global Holdings Ltd 4 .875 08/15/26 4,400,381
2,060,000 (d) Clarios Global LP 6 .750 05/15/28 2,101,643
575,000 (e) Dana, Inc 5 .375 11/15/27 571,035
350,000 (e) Dana, Inc 5 .625 06/15/28 345,072
325,000 Dana, Inc 4 .250 09/01/30 288,056
1,140,000 Ford Motor Credit Co LLC 5 .584 03/18/24 1,138,441
4,045,000 Ford Motor Credit Co LLC 6 .950 03/06/26 4,143,916
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,109,098
4,525,000 Ford Motor Credit Co LLC 7 .350 03/06/30 4,861,212
2,500,000 General Motors Co 6 .125 10/01/25 2,533,590
1,800,000 (e) General Motors Co 5 .400 10/15/29 1,832,041
2,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 1,922,957
800,000 General Motors Financial Co, Inc 6 .050 10/10/25 809,107
6,600,000 General Motors Financial Co, Inc 5 .000 04/09/27 6,585,156
2,825,000 (e) General Motors Financial Co, Inc 5 .850 04/06/30 2,913,292
3,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 2,683,065
3,550,000 General Motors Financial Co, Inc 5 .700 N/A(f) 3,278,392
2,000,000 General Motors Financial Co, Inc 5 .750 N/A(f) 1,774,000
5,000,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 4,575,206
2,250,000 (d),(g) IHO Verwaltungs GmbH 4 .750 09/15/26 2,154,375
1,225,000 (d) Kia Corp 2 .750 02/14/27 1,141,847
1,450,000 Magna International, Inc 3 .625 06/15/24 1,436,229
1,000,000 (d),(e) Nemak SAB de C.V. 3 .625 06/28/31 830,884
750,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 777,202
TOTAL AUTOMOBILES & COMPONENTS 55,206,197
BANKS - 7 .5%
1,525,000 (d) Access Bank plc 6 .125 09/21/26 1,362,893
1,500,000 (d) Akbank T.A.S. 6 .800 06/22/31 1,479,552
4,000,000 (e) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A(f) 4,278,348
835,000 (d) Banco de Credito e Inversiones S.A. 2 .875 10/14/31 707,925
1,000,000 (d) Banco Industrial S.A. 4 .875 01/29/31 939,150
3,000,000 (d) Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 2,865,000
1,380,000 (d) Banco Mercantil del Norte S.A. 6 .750 N/A(f) 1,360,557
2,400,000 Banco Santander S.A. 5 .294 08/18/27 2,407,232
1,905,000 Banco Santander S.A. 3 .800 02/23/28 1,795,092
2,200,000 Banco Santander S.A. 6 .921 08/08/33 2,344,464
2,400,000 Banco Santander S.A. 9 .625 N/A(f) 2,622,000
2,200,000 Banco Santander S.A. 7 .500 N/A(f) 2,200,000
3,800,000 Banco Santander S.A. 4 .750 N/A(f) 3,202,417
2,000,000 Bancolombia S.A. 4 .625 12/18/29 1,853,150
2,600,000 (d) Bangkok Bank PCL 3 .466 09/23/36 2,180,837
2,000,000 (d) Banistmo S.A. 4 .250 07/31/27 1,810,144
4,000,000 (d) Bank Hapoalim BM 3 .255 01/21/32 3,459,040
3,000,000 (d) Bank Leumi Le-Israel BM 3 .275 01/29/31 2,707,950
22,795,000 Bank of America Corp 2 .592 04/29/31 19,644,499

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 11,000,000 Bank of America Corp 5 .288% 04/25/34 $ 11,025,315
6,500,000 Bank of America Corp 5 .872 09/15/34 6,804,006
5,700,000 Bank of America Corp 2 .676 06/19/41 4,074,814
2,850,000 Bank of America Corp 4 .375 N/A(f) 2,539,995
8,400,000 Bank of America Corp 6 .100 N/A(f) 8,320,267
3,000,000 Barclays plc 3 .932 05/07/25 2,979,171
450,000 Barclays plc 2 .279 11/24/27 413,464
2,225,000 Barclays plc 3 .330 11/24/42 1,644,051
2,025,000 Barclays plc 9 .625 N/A(f) 2,103,469
2,500,000 Barclays PLC 8 .000 N/A(f) 2,482,811
1,850,000 (d) BBVA Bancomer S.A. 5 .125 01/18/33 1,676,054
1,000,000 (d) BBVA Bancomer S.A. 8 .450 06/29/38 1,066,070
3,300,000 (d) BNP Paribas S.A. 2 .819 11/19/25 3,215,542
100,000 (d) BNP Paribas S.A. 4 .375 05/12/26 97,387
2,150,000 (d) BNP Paribas S.A. 1 .904 09/30/28 1,909,951
1,800,000 (d) BNP Paribas S.A. 2 .159 09/15/29 1,565,564
6,600,000 (d) BNP Paribas S.A. 2 .588 08/12/35 5,417,335
8,000,000 (d) BNP Paribas S.A. 7 .750 N/A(f) 8,166,160
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,621,076
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,748,879
600,000 Citigroup, Inc 4 .125 07/25/28 576,156
2,135,000 Citigroup, Inc 2 .572 06/03/31 1,823,753
5,000,000 Citigroup, Inc 4 .910 05/24/33 4,895,327
11,800,000 (e) Citigroup, Inc 6 .270 11/17/33 12,626,129
5,000,000 Citigroup, Inc 6 .250 N/A(f) 4,934,988
2,600,000 Citigroup, Inc 7 .625 N/A(f) 2,654,860
2,500,000 Citigroup, Inc 4 .000 N/A(f) 2,301,030
3,700,000 Citigroup, Inc 5 .000 N/A(f) 3,591,573
1,750,000 (e) Citigroup, Inc 7 .375 N/A(f) 1,771,168
1,075,000 (d) Cooperatieve Rabobank UA 1 .339 06/24/26 1,013,304
4,950,000 Cooperatieve Rabobank UA 3 .750 07/21/26 4,739,103
5,000,000 (d) Credit Agricole S.A. 8 .125 N/A(f) 5,092,120
2,500,000 (d) Grupo Aval Ltd 4 .375 02/04/30 2,122,309
2,160,000 (d) Hana Bank 3 .500 N/A(f) 1,955,608
1,300,000 HSBC Holdings plc 3 .900 05/25/26 1,265,469
4,325,000 HSBC Holdings plc 4 .292 09/12/26 4,233,513
2,250,000 HSBC Holdings plc 2 .013 09/22/28 2,003,073
3,750,000 HSBC Holdings plc 7 .390 11/03/28 4,018,265
1,700,000 HSBC Holdings plc 2 .206 08/17/29 1,483,974
2,200,000 HSBC Holdings plc 3 .973 05/22/30 2,054,781
4,800,000 HSBC Holdings plc 8 .000 N/A(f) 4,940,582
990,000 (e) Huntington Bancshares, Inc 4 .000 05/15/25 970,758
4,000,000 Huntington Bancshares, Inc 5 .625 N/A(f) 3,611,382
UGX 6,000,000,000 (d),(h) ICBC Standard Bank plc 14 .250 06/26/34 1,415,492
1,100,000 ING Groep NV 3 .950 03/29/27 1,064,228
5,800,000 (e) ING Groep NV 6 .500 N/A(f) 5,648,545
3,000,000 (d) Intercorp Financial Services, Inc 4 .125 10/19/27 2,733,510
660,000 JPMorgan Chase & Co 3 .900 07/15/25 649,749
350,000 JPMorgan Chase & Co 3 .200 06/15/26 337,710
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,230,986
7,805,000 JPMorgan Chase & Co 3 .702 05/06/30 7,345,200
725,000 JPMorgan Chase & Co 1 .953 02/04/32 589,349
4,250,000 JPMorgan Chase & Co 5 .350 06/01/34 4,310,496
1,075,000 JPMorgan Chase & Co 6 .254 10/23/34 1,165,286
2,750,000 JPMorgan Chase & Co 2 .525 11/19/41 1,944,369
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 9,538,410
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 1,104,208
4,000,000 JPMorgan Chase & Co 5 .000 N/A(f) 3,927,063
4,000,000 JPMorgan Chase & Co 6 .100 N/A(f) 3,978,053
5,250,000 JPMorgan Chase & Co 3 .650 N/A(f) 4,804,454
5,000,000 Lloyds Banking Group plc 7 .500 N/A(f) 4,896,453

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 4,175,000 M&T Bank Corp 3 .500 % N/A(f) $ 3,063,895
1,800,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,738,482
3,000,000 (d) Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,656,464
1,700,000 NatWest Group plc 5 .516 09/30/28 1,709,019
3,000,000 (d) NBK SPC Ltd 1 .625 09/15/27 2,715,348
3,000,000 (d) NBK Tier  Financing Ltd 3 .625 N/A(f) 2,698,500
2,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 2,485,445
5,225,000 PNC Financial Services Group, Inc 3 .400 N/A(f) 4,179,606
3,275,000 PNC Financial Services Group, Inc 6 .200 N/A(f) 3,184,079
3,000,000 Royal Bank of Scotland Group plc 6 .000 N/A(f) 2,900,425
2,100,000 (d) Societe Generale S.A. 9 .375 N/A(f) 2,196,848
1,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 1,514,050
475,000 Toronto-Dominion Bank 3 .625 09/15/31 455,713
3,055,000 Truist Financial Corp 4 .800 N/A(f) 2,808,594
5,000,000 Truist Financial Corp 4 .950 N/A(f) 4,784,439
2,500,000 (d) Turkiye Garanti Bankasi AS. 7 .177 05/24/27 2,460,500
3,500,000 UniCredit SpA 8 .000 N/A(f) 3,479,000
1,700,000 (d) United Overseas Bank Ltd 3 .750 04/15/29 1,691,438
3,000,000 (d) United Overseas Bank Ltd 2 .000 10/14/31 2,732,131
2,000,000 US Bancorp 4 .839 02/01/34 1,915,688
925,000 Wells Fargo & Co 3 .750 01/24/24 923,750
1,050,000 Wells Fargo & Co 3 .550 09/29/25 1,025,945
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,335,262
2,600,000 Wells Fargo & Co 6 .303 10/23/29 2,740,197
7,000,000 Wells Fargo & Co 3 .900 N/A(f) 6,467,696
1,500,000 Wells Fargo & Co 5 .875 N/A(f) 1,484,365
4,125,000 Wells Fargo & Co 7 .625 N/A(f) 4,328,408
TOTAL BANKS 343,129,704
CAPITAL GOODS - 1 .5%
3,000,000 (d) AerCap Global Aviation 6 .500 06/15/45 3,004,470
8,375,000 AerCap Ireland Capital DAC 3 .000 10/29/28 7,646,279
750,000 AerCap Ireland Capital DAC 3 .850 10/29/41 604,038
1,325,000 Air Lease Corp 3 .000 02/01/30 1,175,498
4,100,000 Air Lease Corp 3 .125 12/01/30 3,586,079
1,690,000 (d) Airbus SE 3 .150 04/10/27 1,615,757
1,395,000 (d) Albion Financing 1 SARL 6 .125 10/15/26 1,381,831
600,000 (d) BAE Systems plc 1 .900 02/15/31 493,127
705,000 (d) Beacon Roofing Supply, Inc 6 .500 08/01/30 720,843
10,500,000 Boeing Co 2 .196 02/04/26 9,921,312
1,050,000 Boeing Co 3 .250 02/01/28 996,220
2,350,000 Boeing Co 2 .950 02/01/30 2,117,176
2,300,000 Boeing Co 3 .250 02/01/35 1,939,744
1,375,000 Boeing Co 5 .705 05/01/40 1,421,660
3,375,000 Boeing Co 5 .805 05/01/50 3,494,985
1,160,000 (d) Chart Industries, Inc 7 .500 01/01/30 1,212,487
975,000 (d) Chart Industries, Inc 9 .500 01/01/31 1,059,017
1,075,000 (d) Embraer Netherlands Finance BV 7 .000 07/28/30 1,127,671
3,075,000 (d) H&E Equipment Services, Inc 3 .875 12/15/28 2,796,145
2,000,000 (d) Israel Electric Corp Ltd 4 .250 08/14/28 1,866,960
2,900,000 L3Harris Technologies, Inc 5 .400 07/31/33 3,015,258
75,000 Lockheed Martin Corp 1 .850 06/15/30 64,285
50,000 (d) NextEra Energy Operating Partners LP 4 .250 09/15/24 48,375
1,925,000 Northrop Grumman Corp 3 .250 01/15/28 1,839,489
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,347,536
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 933,049
3,250,000 Raytheon Technologies Corp 6 .000 03/15/31 3,462,202
3,000,000 (d) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,071,230
1,750,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 1,693,651
1,575,000 (d) TransDigm, Inc 6 .875 12/15/30 1,622,250
925,000 (d) TransDigm, Inc 7 .125 12/01/31 969,321
725,000 (d) WESCO Distribution, Inc 7 .250 06/15/28 745,173

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,595,000 (d) Windsor Holdings III LLC 8 .500% 06/15/30 $ 1,666,820
TOTAL CAPITAL GOODS 70,659,938
COMMERCIAL & PROFESSIONAL SERVICES - 0 .4%
2,125,000 (d) ADT Corp 4 .875 07/15/32 1,965,604
800,000 (d) ASGN, Inc 4 .625 05/15/28 760,002
1,000,000 (d) Garda World Security Corp 4 .625 02/15/27 964,190
745,000 (d) Garda World Security Corp 7 .750 02/15/28 770,784
250,000 (d) GFL Environmental, Inc 4 .250 06/01/25 246,306
1,000,000 (d) GFL Environmental, Inc 3 .750 08/01/25 976,607
250,000 (d) GFL Environmental, Inc 5 .125 12/15/26 247,350
445,000 (d) GFL Environmental, Inc 6 .750 01/15/31 458,475
1,035,000 (d) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 1,093,708
1,700,000 (d) MPH Acquisition Holdings LLC 5 .500 09/01/28 1,522,188
103,000 (d) Prime Security Services Borrower LLC 5 .250 04/15/24 102,111
2,750,000 (d) Prime Security Services Borrower LLC 5 .750 04/15/26 2,764,899
1,200,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 1,112,634
2,725,000 (d) Prime Security Services Borrower LLC 6 .250 01/15/28 2,709,109
1,550,000 Republic Services, Inc 2 .900 07/01/26 1,487,942
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,297,418
75,000 Verisk Analytics, Inc 3 .625 05/15/50 56,717
850,000 Waste Management, Inc 2 .500 11/15/50 564,575
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 19,100,619
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .7%
2,670,000 (d),(e) Asbury Automotive Group, Inc 4 .625 11/15/29 2,471,354
755,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 686,146
1,950,000 AutoZone, Inc 1 .650 01/15/31 1,581,793
1,150,000 Diageo Capital plc 2 .000 04/29/30 993,195
3,900,000 (c),(d) JSM Global Sarl 4 .750 10/20/30 771,048
1,000,000 Kohl's Corp 4 .625 05/01/31 785,001
925,000 (d),(e) L Brands, Inc 6 .625 10/01/30 945,398
800,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 743,132
535,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 558,382
2,175,000 (d) Lithia Motors, Inc 4 .625 12/15/27 2,090,008
3,300,000 Lowe's Cos, Inc 4 .250 04/01/52 2,793,770
1,950,000 (d),(e) Macy's Retail Holdings LLC 5 .875 04/01/29 1,871,876
2,500,000 (d) Macy's Retail Holdings LLC 6 .125 03/15/32 2,365,388
1,900,000 (d) Magic Mergeco, Inc 5 .250 05/01/28 1,502,111
790,000 O'Reilly Automotive, Inc 3 .550 03/15/26 767,619
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,349,270
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,180,124
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,782,646
1,675,000 (d) Prosus NV 4 .987 01/19/52 1,258,958
5,000,000 (d) Staples, Inc 7 .500 04/15/26 4,652,137
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 31,149,356
CONSUMER DURABLES & APPAREL - 0 .0%
369,000 Newell Brands, Inc 4 .875 06/01/25 362,904
1,175,000 (e) Newell Brands, Inc 6 .375 09/15/27 1,166,589
TOTAL CONSUMER DURABLES & APPAREL 1,529,493
CONSUMER SERVICES - 0 .4%
2,000,000 (d) CDI Escrow Issuer, Inc 5 .750 04/01/30 1,949,983
3,285,000 (d) Churchill Downs, Inc 6 .750 05/01/31 3,334,063
3,000,000 (d) Genm Capital Labuan Ltd 3 .882 04/19/31 2,559,346
150,000 (d) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 150,057
2,200,000 (d) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,919,959
1,480,000 (d) International Game Technology plc 6 .500 02/15/25 1,481,535
400,000 (d) International Game Technology plc 4 .125 04/15/26 388,772
350,000 (d) LIGHT & WONDER INTER 7 .500 09/01/31 365,069
425,000 (d),(e) Marriott Ownership Resorts, Inc 4 .500 06/15/29 374,514
1,000,000 (d) NCL Corp Ltd 5 .875 03/15/26 977,158

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,000,000 (d) NCL Corp Ltd 8 .375% 02/01/28 $ 1,058,895
1,665,000 Sands China Ltd 2 .550 03/08/27 1,513,698
450,000 (d) Wynn Macau Ltd 5 .625 08/26/28 416,756
TOTAL CONSUMER SERVICES 16,489,805
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
3,505,000 (d) Albertsons Cos, Inc 6 .500 02/15/28 3,546,878
2,350,000 Costco Wholesale Corp 1 .600 04/20/30 2,013,051
1,460,000 Kroger Co 3 .875 10/15/46 1,145,675
675,000 SYSCO Corp 3 .300 07/15/26 651,537
450,000 SYSCO Corp 6 .000 01/17/34 487,124
2,250,000 SYSCO Corp 3 .150 12/14/51 1,611,535
785,000 (d) US Foods, Inc 6 .875 09/15/28 808,048
2,200,000 Walmart, Inc 1 .050 09/17/26 2,021,374
280,000 Walmart, Inc 2 .375 09/24/29 254,970
5,125,000 Walmart, Inc 1 .800 09/22/31 4,342,660
2,375,000 Walmart, Inc 2 .500 09/22/41 1,758,423
1,150,000 Walmart, Inc 4 .500 04/15/53 1,117,407
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 19,758,682
ENERGY - 3 .9%
3,950,000 (d) Archrock Partners LP 6 .875 04/01/27 3,959,875
375,000 (d) Archrock Partners LP 6 .250 04/01/28 369,375
550,000 Cenovus Energy, Inc 2 .650 01/15/32 455,771
1,190,000 Cenovus Energy, Inc 5 .400 06/15/47 1,123,267
2,750,000 Cheniere Energy Partners LP 3 .250 01/31/32 2,343,087
300,000 Chevron USA, Inc 3 .900 11/15/24 296,922
1,440,000 (d) Civitas Resources, Inc 8 .375 07/01/28 1,503,281
640,000 (d) Civitas Resources, Inc 8 .625 11/01/30 678,862
1,750,000 (d) Civitas Resources, Inc 8 .750 07/01/31 1,862,957
90,852 (g) Cloud Peak Energy, Inc 12 .000 05/01/25 82,650
1,500,000 (d) Cosan Ltd 5 .500 09/20/29 1,427,961
5,000,000 Diamondback Energy, Inc 4 .400 03/24/51 4,135,764
1,790,000 (d) DT Midstream, Inc 4 .125 06/15/29 1,646,770
1,490,000 (d) DT Midstream, Inc 4 .375 06/15/31 1,344,031
2,300,000 Ecopetrol S.A. 6 .875 04/29/30 2,279,245
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,929,999
300,000 Ecopetrol S.A. 8 .875 01/13/33 325,944
2,000,000 (d) Empresa Nacional del Petroleo 3 .450 09/16/31 1,680,924
3,450,000 Enbridge, Inc 5 .700 03/08/33 3,585,920
2,340,000 Enbridge, Inc 5 .750 07/15/80 2,158,650
500,000 (d) Energean Israel Finance Ltd 4 .875 03/30/26 460,000
897,000 (d) Energean Israel Finance Ltd 5 .375 03/30/28 787,342
1,450,000 (d) Energean Israel Finance Ltd 8 .500 09/30/33 1,380,068
1,375,000 Energy Transfer LP 2 .900 05/15/25 1,332,301
950,000 Energy Transfer LP 4 .750 01/15/26 943,791
2,000,000 Energy Transfer LP 4 .950 06/15/28 1,992,175
575,000 Energy Transfer LP 5 .250 04/15/29 579,301
2,900,000 Energy Transfer LP 5 .750 02/15/33 2,989,839
1,825,000 Energy Transfer LP 6 .550 12/01/33 1,980,672
600,000 Energy Transfer LP 5 .400 10/01/47 559,070
2,100,000 Energy Transfer LP 6 .250 04/15/49 2,171,617
2,700,000 Energy Transfer LP 5 .000 05/15/50 2,407,241
4,200,000 Energy Transfer LP 6 .500 N/A(f) 3,991,176
575,000 Energy Transfer Operating LP 5 .500 06/01/27 582,005
525,000 (d) EnLink Midstream LLC 5 .625 01/15/28 519,058
745,000 (d) EnLink Midstream LLC 6 .500 09/01/30 760,623
1,025,000 Enterprise Products Operating LLC 3 .700 02/15/26 1,009,302
1,550,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,449,743
200,000 Enterprise Products Operating LLC 2 .800 01/31/30 180,872
1,025,000 Enterprise Products Operating LLC 4 .250 02/15/48 900,132
2,105,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,825,834

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 825,000 Enterprise Products Operating LLC 3 .200% 02/15/52 $ 601,174
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 907,660
450,000 (d) EQM Midstream Partners LP 6 .000 07/01/25 449,793
800,000 (d) EQM Midstream Partners LP 6 .500 07/01/27 814,586
2,000,000 (d) EQM Midstream Partners LP 4 .500 01/15/29 1,889,452
850,000 (d) EQT Corp 3 .125 05/15/26 806,488
2,548,320 (d) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,209,652
2,750,000 (d) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,270,268
3,750,000 Genesis Energy LP 6 .250 05/15/26 3,745,561
490,000 Genesis Energy LP 8 .250 01/15/29 504,232
450,000 (d) Hilcorp Energy I LP 5 .750 02/01/29 434,563
1,000,000 (d) Hilcorp Energy I LP 6 .000 04/15/30 969,812
450,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 433,751
3,000,000 (d) Hilcorp Energy I LP 8 .375 11/01/33 3,178,320
775,000 (d) Hunt Oil Co of Peru LLC Sucursal Del Peru 8 .550 09/18/33 847,346
1,700,000 (d) KazMunayGas National Co JSC 5 .375 04/24/30 1,683,856
2,000,000 (d) KazMunayGas National Co JSC 3 .500 04/14/33 1,659,028
2,000,000 (d) Kinetik Holdings LP 6 .625 12/15/28 2,037,622
1,050,000 (d) Kosmos Energy Ltd 7 .750 05/01/27 978,345
1,025,000 (d) Leviathan Bond Ltd 6 .125 06/30/25 991,687
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,102,537
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,700,313
1,650,000 Marathon Petroleum Corp 5 .000 09/15/54 1,455,659
1,500,000 (d) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,520,981
485,000 (d) Midwest Connector Capital Co LLC 4 .625 04/01/29 466,935
2,625,000 MPLX LP 1 .750 03/01/26 2,455,513
7,275,000 MPLX LP 2 .650 08/15/30 6,277,758
1,550,000 MPLX LP 4 .700 04/15/48 1,335,808
1,617,000 Murphy Oil Corp 5 .875 12/01/27 1,608,785
325,000 Occidental Petroleum Corp 5 .500 12/01/25 324,934
800,000 Occidental Petroleum Corp 5 .550 03/15/26 805,784
2,375,000 Occidental Petroleum Corp 3 .500 08/15/29 2,105,675
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,165,480
1,650,000 ONEOK, Inc 4 .500 03/15/50 1,381,381
2,000,000 (d) Parkland Corp 4 .500 10/01/29 1,832,940
1,260,000 (d) Parkland Corp 4 .625 05/01/30 1,159,200
1,210,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 1,248,324
4,000,000 (d) Pertamina Persero PT 1 .400 02/09/26 3,699,679
2,000,000 (d) Pertamina Persero PT 2 .300 02/09/31 1,691,674
1,992,000 Petroleos Mexicanos 6 .840 01/23/30 1,726,765
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 2,155,950
4,509,000 Petroleos Mexicanos 6 .700 02/16/32 3,741,476
2,700,000 Phillips 66 2 .150 12/15/30 2,273,728
1,450,000 Phillips 66 3 .300 03/15/52 1,038,192
715,000 Phillips 66 Co 4 .680 02/15/45 646,536
2,500,000 (d) Promigas S.A. ESP 3 .750 10/16/29 2,223,086
5,130,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 5,222,321
3,300,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 3,224,978
662,000 (d) Saka Energi Indonesia PT 4 .450 05/05/24 655,049
2,675,000 (d) Saudi Arabian Oil Co 2 .250 11/24/30 2,297,103
645,000 (d) Shelf Drilling Holdings Ltd 9 .625 04/15/29 631,173
2,000,000 (d) SierraCol Energy Andina LLC 6 .000 06/15/28 1,683,350
455,000 Suncor Energy, Inc 6 .800 05/15/38 497,606
1,400,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,347,774
1,150,000 Sunoco LP 4 .500 05/15/29 1,068,259
1,525,000 Targa Resources Corp 4 .200 02/01/33 1,402,136
525,000 Targa Resources Partners LP 6 .500 07/15/27 531,930
2,000,000 (d) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 1,690,580
3,300,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 2,419,110
2,000,000 TransCanada Trust 5 .500 09/15/79 1,705,961
1,054,500 (d) Transocean, Inc 8 .750 02/15/30 1,101,700

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,168,000 (d) Tullow Oil plc 10 .250% 05/15/26 $ 1,042,148
1,600,000 USA Compression Partners LP 6 .875 04/01/26 1,593,252
1,075,000 USA Compression Partners LP 6 .875 09/01/27 1,062,258
2,000,000 (d) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,762,012
2,205,000 (d) Venture Global LNG, Inc 8 .125 06/01/28 2,226,823
3,000,000 (d) Venture Global LNG, Inc 9 .875 02/01/32 3,124,917
1,800,000 Williams Cos, Inc 2 .600 03/15/31 1,539,039
3,075,000 Williams Cos, Inc 5 .650 03/15/33 3,212,197
TOTAL ENERGY 181,593,382
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
2,050,000 Agree LP 2 .000 06/15/28 1,777,656
350,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 338,489
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 431,715
1,650,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 1,651,972
1,125,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 875,775
875,000 American Tower Corp 5 .000 02/15/24 873,882
1,425,000 American Tower Corp 2 .950 01/15/25 1,390,239
475,000 American Tower Corp 3 .375 10/15/26 455,009
1,200,000 American Tower Corp 3 .600 01/15/28 1,142,988
1,480,000 American Tower Corp 3 .800 08/15/29 1,405,022
4,100,000 American Tower Corp 2 .900 01/15/30 3,648,603
825,000 American Tower Corp 2 .100 06/15/30 692,020
1,390,000 American Tower Corp 1 .875 10/15/30 1,139,361
950,000 Brandywine Operating Partnership LP 4 .100 10/01/24 931,256
1,750,000 Brixmor Operating Partnership LP 3 .850 02/01/25 1,712,282
350,000 Brixmor Operating Partnership LP 2 .250 04/01/28 310,800
775,000 Crown Castle, Inc 3 .650 09/01/27 736,706
2,025,000 Crown Castle, Inc 2 .250 01/15/31 1,676,818
1,775,000 CubeSmart LP 2 .250 12/15/28 1,567,340
590,000 Equinix, Inc 2 .150 07/15/30 499,866
2,375,000 Essential Properties LP 2 .950 07/15/31 1,867,666
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,685,217
1,285,000 Extra Space Storage LP 2 .400 10/15/31 1,060,081
600,000 Federal Realty OP LP 1 .250 02/15/26 553,749
800,000 (d) HAT Holdings I LLC 8 .000 06/15/27 833,075
1,500,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,455,179
1,225,000 Healthcare Realty Holdings LP 3 .500 08/01/26 1,169,042
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,382,455
3,055,000 Healthcare Realty Holdings LP 3 .100 02/15/30 2,670,677
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 431,092
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 425,685
375,000 Highwoods Realty LP 3 .875 03/01/27 348,047
725,000 Highwoods Realty LP 4 .125 03/15/28 667,657
700,000 Highwoods Realty LP 4 .200 04/15/29 633,222
3,369,000 Highwoods Realty LP 2 .600 02/01/31 2,618,679
3,845,000 (d) Iron Mountain, Inc 7 .000 02/15/29 3,952,191
1,700,000 Kite Realty Group Trust 4 .750 09/15/30 1,600,783
1,000,000 Mid-America Apartments LP 3 .750 06/15/24 990,014
850,000 Mid-America Apartments LP 4 .000 11/15/25 835,020
3,925,000 Mid-America Apartments LP 2 .750 03/15/30 3,433,864
1,625,000 Mid-America Apartments LP 1 .700 02/15/31 1,317,531
1,000,000 Mid-America Apartments LP 2 .875 09/15/51 655,787
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,110,142
550,000 National Retail Properties, Inc 4 .000 11/15/25 538,099
600,000 National Retail Properties, Inc 3 .600 12/15/26 574,855
650,000 NNN REIT, Inc 5 .600 10/15/33 670,995
625,000 ProLogis LP 2 .875 11/15/29 567,365
875,000 Regency Centers LP 3 .900 11/01/25 847,961
425,000 Regency Centers LP 3 .600 02/01/27 408,624
1,650,000 Regency Centers LP 2 .950 09/15/29 1,479,506
603,000 SITE Centers Corp 3 .625 02/01/25 585,857

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 3,820,000 SITE Centers Corp 4 .250% 02/01/26 $ 3,723,397
650,000 SITE Centers Corp 4 .700 06/01/27 639,216
400,000 Weingarten Realty Investors 4 .450 01/15/24 399,590
925,000 Weingarten Realty Investors 3 .850 06/01/25 901,214
300,000 Weingarten Realty Investors 3 .250 08/15/26 284,128
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 67,575,461
FINANCIAL SERVICES - 3 .2%
2,150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 1,996,544
1,000,000 (a),(d) Alamo Re Ltd 12 .844 06/07/25 995,100
4,086,000 Bank of New York Mellon Corp 4 .700 N/A(f) 3,981,919
1,500,000 (d) BOC Aviation USA Corp 1 .625 04/29/24 1,480,961
75,000 Capital One Financial Corp 3 .750 03/09/27 71,611
3,940,000 (e) Capital One Financial Corp 3 .950 N/A(f) 3,157,669
6,675,000 Charles Schwab Corp 5 .375 N/A(f) 6,582,349
500,000 (a),(d) Citrus Re Ltd SOFR + 5.240% 5 .100 06/07/25 499,950
600,000 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 566,772
1,210,000 (d) Corebridge Financial, Inc 6 .050 09/15/33 1,260,145
1,575,000 Corebridge Financial, Inc 5 .750 01/15/34 1,609,909
475,000 (d) Credit Suisse Group AG. 2 .193 06/05/26 451,717
5,900,000 (d) Credit Suisse Group AG. 1 .305 02/02/27 5,399,835
2,050,000 (d) Credit Suisse Group AG. 6 .442 08/11/28 2,128,921
2,450,000 Deutsche Bank AG. 5 .371 09/09/27 2,484,465
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 2,080,240
1,500,000 Deutsche Bank AG. 6 .819 11/20/29 1,579,267
3,400,000 Deutsche Bank AG. 6 .000 N/A(f) 3,076,959
2,450,000 Discover Bank 2 .450 09/12/24 2,391,884
800,000 Discover Bank 4 .250 03/13/26 775,050
1,625,000 Discover Bank 3 .450 07/27/26 1,536,185
1,375,000 Discover Bank 2 .700 02/06/30 1,164,866
6,400,000 Discover Financial Services 6 .125 N/A(f) 6,183,804
550,000 (d) Equitable Financial Life Global Funding 1 .400 07/07/25 518,450
4,550,000 Equitable Holdings, Inc 4 .950 N/A(f) 4,329,638
2,135,000 Fiserv, Inc 3 .500 07/01/29 2,008,667
1,250,000 Goldman Sachs Group, Inc 4 .000 03/03/24 1,246,349
1,000,000 Goldman Sachs Group, Inc 3 .500 04/01/25 977,257
8,200,000 Goldman Sachs Group, Inc 4 .482 08/23/28 8,055,231
2,500,000 Goldman Sachs Group, Inc 2 .615 04/22/32 2,098,521
710,000 Goldman Sachs Group, Inc 2 .650 10/21/32 591,651
1,050,000 Goldman Sachs Group, Inc 4 .411 04/23/39 949,461
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,244,353
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,132,518
3,000,000 Goldman Sachs Group, Inc 5 .500 N/A(f) 2,958,074
4,925,000 Goldman Sachs Group, Inc 7 .500 N/A(f) 5,146,103
1,250,000 (a),(d) Hestia Re Ltd SOFR + 9.370% 14 .724 04/22/25 1,162,500
925,000 Icahn Enterprises LP 5 .250 05/15/27 830,857
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,214,981
3,000,000 (d) Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,576,700
425,000 Legg Mason, Inc 3 .950 07/15/24 421,357
3,425,000 (d) LPL Holdings, Inc 4 .000 03/15/29 3,169,552
500,000 (a),(d) Matterhorn Re Ltd SOFR + 5.250% 5 .889 03/24/25 487,500
2,078,250 (d) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 1,841,993
1,400,000 (d) Minejesa Capital BV 4 .625 08/10/30 1,328,250
1,000,000 (d) Minejesa Capital BV 5 .625 08/10/37 875,000
3,445,000 Morgan Stanley 2 .720 07/22/25 3,388,134
2,650,000 Morgan Stanley 2 .188 04/28/26 2,545,735
1,000,000 Morgan Stanley 4 .679 07/17/26 990,403
6,625,000 Morgan Stanley 3 .125 07/27/26 6,343,783
1,480,000 Morgan Stanley 3 .950 04/23/27 1,436,650
550,000 Morgan Stanley 5 .449 07/20/29 560,423
2,400,000 Morgan Stanley 6 .407 11/01/29 2,543,483

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 4,000,000 Morgan Stanley 5 .250% 04/21/34 $ 3,999,591
3,200,000 Morgan Stanley 5 .424 07/21/34 3,247,609
2,000,000 Navient Corp 5 .500 03/15/29 1,844,285
1,000,000 (d) NFP Corp 4 .875 08/15/28 989,645
1,000,000 (d) NFP Corp 7 .500 10/01/30 1,064,297
1,140,000 Northern Trust Corp 3 .950 10/30/25 1,120,146
2,421,000 Northern Trust Corp 4 .600 N/A(f) 2,308,448
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,244,722
350,000 (d) PennyMac Financial Services, Inc 7 .875 12/15/29 360,278
2,375,000 (d) Power Finance Corp Ltd 3 .950 04/23/30 2,192,932
2,000,000 (d) Rocket Mortgage LLC 4 .000 10/15/33 1,699,057
1,830,000 S&P Global, Inc 4 .250 05/01/29 1,822,761
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,264,138
2,325,000 UBS Group AG. 3 .750 03/26/25 2,277,679
2,100,000 (d) UBS Group AG. 3 .179 02/11/43 1,553,021
2,500,000 (d) UBS Group AG. 9 .250 N/A(f) 2,696,943
2,100,000 (d) UBS Group AG. 9 .250 N/A(f) 2,327,357
550,000 Visa, Inc 2 .700 04/15/40 424,349
260,000 Voya Financial, Inc 5 .700 07/15/43 254,236
TOTAL FINANCIAL SERVICES 149,121,190
FOOD, BEVERAGE & TOBACCO - 1 .2%
2,377,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 2,333,758
2,575,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 2,566,598
2,830,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 2,774,083
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 5,666,721
3,700,000 BAT Capital Corp 2 .259 03/25/28 3,310,707
3,650,000 BAT Capital Corp 4 .906 04/02/30 3,586,369
3,735,000 BAT Capital Corp 2 .726 03/25/31 3,132,248
4,400,000 BAT International Finance plc 4 .448 03/16/28 4,327,234
2,250,000 (d) Becle SAB de C.V. 2 .500 10/14/31 1,810,643
2,500,000 (d) Bimbo Bakeries USA, Inc 6 .050 01/15/29 2,629,475
2,700,000 (d) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,324,700
3,000,000 (d) Coca-Cola Icecek AS. 4 .500 01/20/29 2,749,860
450,000 Constellation Brands, Inc 4 .400 11/15/25 444,746
450,000 Constellation Brands, Inc 3 .700 12/06/26 438,309
1,625,000 Constellation Brands, Inc 3 .150 08/01/29 1,510,233
2,350,000 Constellation Brands, Inc 2 .875 05/01/30 2,104,834
1,700,000 Constellation Brands, Inc 2 .250 08/01/31 1,428,453
1,650,000 Diageo Capital plc 2 .125 10/24/24 1,607,845
2,425,000 Diageo Capital plc 2 .375 10/24/29 2,183,219
1,700,000 (d) Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,516,556
1,500,000 Kraft Heinz Foods Co 4 .375 06/01/46 1,309,184
500,000 (d) Land O' Lakes, Inc 8 .000 N/A(f) 435,000
2,500,000 (d) MARB BondCo plc 3 .950 01/29/31 2,029,560
1,500,000 (d) Primo Water Holdings, Inc 4 .375 04/30/29 1,382,089
3,325,000 (d),(e) Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 3,254,909
TOTAL FOOD, BEVERAGE & TOBACCO 56,857,333
HEALTH CARE EQUIPMENT & SERVICES - 1 .7%
450,000 (e) Abbott Laboratories 5 .300 05/27/40 481,827
150,000 Aetna, Inc 6 .625 06/15/36 167,933
1,200,000 Boston Scientific Corp 2 .650 06/01/30 1,071,471
1,640,000 Centene Corp 2 .450 07/15/28 1,460,584
6,410,000 Centene Corp 3 .000 10/15/30 5,551,339
1,358,000 (d) CHS 8 .000 03/15/26 1,353,448
1,250,000 (d) CHS 5 .250 05/15/30 1,045,433
1,525,000 Cigna Group 3 .200 03/15/40 1,192,113
2,900,000 CVS Health Corp 1 .750 08/21/30 2,395,571
5,175,000 CVS Health Corp 4 .780 03/25/38 4,902,704
1,400,000 CVS Health Corp 2 .700 08/21/40 998,096
8,425,000 CVS Health Corp 5 .050 03/25/48 7,879,970

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 2,000,000 (d) DaVita, Inc 4 .625% 06/01/30 $ 1,744,790
4,200,000 Elevance Health, Inc 2 .250 05/15/30 3,636,340
1,575,000 Elevance Health, Inc 5 .125 02/15/53 1,577,029
4,630,000 Encompass Health Corp 4 .500 02/01/28 4,429,794
9,000,000 HCA, Inc 3 .500 09/01/30 8,158,736
2,075,000 HCA, Inc 3 .625 03/15/32 1,855,413
1,320,000 HCA, Inc 5 .500 06/15/47 1,270,789
1,700,000 HCA, Inc 4 .625 03/15/52 1,445,696
3,500,000 (d) Hologic, Inc 3 .250 02/15/29 3,173,168
2,000,000 Humana, Inc 2 .150 02/03/32 1,644,587
800,000 Humana, Inc 5 .875 03/01/33 852,234
1,025,000 McKesson Corp 5 .100 07/15/33 1,053,342
2,500,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 2,489,100
375,000 Tenet Healthcare Corp 4 .625 06/15/28 357,868
3,400,000 (e) Tenet Healthcare Corp 6 .125 10/01/28 3,390,378
5,600,000 Tenet Healthcare Corp 4 .375 01/15/30 5,189,741
2,650,000 UnitedHealth Group, Inc 2 .950 10/15/27 2,515,819
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,141,129
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 893,509
TOTAL HEALTH CARE EQUIPMENT & SERVICES 77,319,951
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
1,170,000 (d) Coty, Inc 6 .625 07/15/30 1,201,953
2,000,000 Haleon US Capital LLC 3 .375 03/24/27 1,924,309
3,200,000 Haleon US Capital LLC 3 .625 03/24/32 2,951,674
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 6,077,936
INSURANCE - 1 .1%
2,550,000 (d) Acrisure LLC 4 .250 02/15/29 2,302,525
53,000 Aflac, Inc 6 .450 08/15/40 58,398
825,000 (d) Alliant Holdings Intermediate LLC 4 .250 10/15/27 792,866
4,360,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,460,411
1,250,000 Aon Corp 2 .800 05/15/30 1,108,313
1,450,000 Aon Corp 5 .350 02/28/33 1,487,054
2,425,000 Aon Global Ltd 3 .500 06/14/24 2,400,731
500,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 450,692
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,727,432
400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 334,224
500,000 (a),(d) Bonanza RE Ltd SOFR + 5.780% 11 .134 03/16/25 472,750
700,000 CNA Financial Corp 5 .500 06/15/33 721,774
1,690,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 1,494,350
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 6,742,160
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 212,735
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 566,710
2,000,000 (d) High Street Funding Trust I 4 .111 02/15/28 1,891,989
2,755,000 (d) HUB International Ltd 7 .250 06/15/30 2,909,914
1,521,000 (d) Liberty Mutual Group, Inc 4 .569 02/01/29 1,486,430
1,750,000 (d) Liberty Mutual Group, Inc 3 .951 10/15/50 1,322,565
1,750,000 (d) Liberty Mutual Group, Inc 5 .500 06/15/52 1,723,622
1,400,000 MetLife, Inc 3 .600 04/10/24 1,392,153
260,000 MetLife, Inc 3 .600 11/13/25 255,272
625,000 MetLife, Inc 5 .000 07/15/52 620,186
3,920,000 MetLife, Inc 3 .850 N/A(f) 3,710,665
500,000 Principal Financial Group, Inc 2 .125 06/15/30 422,117
2,100,000 Prudential Financial, Inc 5 .200 03/15/44 2,089,500
500,000 Prudential Financial, Inc 3 .905 12/07/47 408,495
4,000,000 Prudential Financial, Inc 5 .125 03/01/52 3,759,242
1,050,000 Reinsurance Group of America, Inc 3 .900 05/15/29 998,778
900,000 (d) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 859,500
1,500,000 (a),(d) Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .854 01/05/27 1,499,250
850,000 Willis North America, Inc 3 .600 05/15/24 842,207
TOTAL INSURANCE 52,525,010

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS - 2 .1%
$ 2,650,000 Albemarle Corp 4 .650% 06/01/27 $ 2,601,775
1,125,000 (d) Alpek SAB de C.V. 4 .250 09/18/29 1,037,620
2,000,000 (d) Alpek SAB de C.V. 3 .250 02/25/31 1,713,258
270,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 253,303
1,200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 1,037,324
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,184,797
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,069,229
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,304,121
1,225,000 (d) Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 1,071,659
1,445,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 1,507,655
3,570,000 Ball Corp 6 .875 03/15/28 3,708,880
2,425,000 Ball Corp 2 .875 08/15/30 2,080,613
5,375,000 Berry Global, Inc 1 .570 01/15/26 4,993,350
3,125,000 Berry Global, Inc 1 .650 01/15/27 2,813,519
1,500,000 (d) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 1,398,563
1,500,000 (d) Cemex SAB de C.V. 5 .450 11/19/29 1,479,129
1,000,000 (d) Cemex SAB de C.V. 3 .875 07/11/31 894,366
875,000 (d) Cemex SAB de C.V. 9 .125 N/A(f) 931,875
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,374,429
725,000 (d) Constellium SE 3 .750 04/15/29 657,836
2,000,000 (d) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,781,496
5,805,000 DowDuPont, Inc 4 .493 11/15/25 5,762,235
1,605,000 DuPont de Nemours, Inc 4 .725 11/15/28 1,628,628
5,000,000 (d) FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,954,064
1,785,000 (d) Freeport Indonesia PT 5 .315 04/14/32 1,750,335
4,900,000 (d) Gates Global LLC 6 .250 01/15/26 4,875,500
1,250,000 (d) Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,282,775
1,215,000 (d) Inversiones CMPC S.A. 6 .125 06/23/33 1,257,692
1,785,000 (d) Mauser Packaging Solutions Holding Co 7 .875 08/15/26 1,816,561
2,000,000 (d) Mineral Resources Ltd 8 .000 11/01/27 2,050,574
1,325,000 (d) Mineral Resources Ltd 9 .250 10/01/28 1,409,495
3,000,000 (d) Nova Chemicals Corp 4 .875 06/01/24 2,973,780
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,257,745
1,920,000 (d) OCI NV 4 .625 10/15/25 1,870,143
1,100,000 (d) OCP S.A. 3 .750 06/23/31 944,900
2,000,000 Olin Corp 5 .125 09/15/27 1,939,073
1,975,000 (d) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,813,141
2,900,000 (d) PolyOne Corp 5 .750 05/15/25 2,900,084
2,075,000 Sasol Financing USA LLC 4 .375 09/18/26 1,927,157
670,000 (d) Sealed Air Corp 6 .125 02/01/28 675,770
600,000 (d) Sealed Air Corp 7 .250 02/15/31 636,180
2,200,000 (d) Standard Industries, Inc 5 .000 02/15/27 2,144,861
230,000 (d) Summit Materials LLC 7 .250 01/15/31 242,352
2,000,000 (d) SunCoke Energy, Inc 4 .875 06/30/29 1,798,835
3,000,000 Suzano Austria GmbH 3 .125 01/15/32 2,489,374
3,911,000 (d) Tronox, Inc 4 .625 03/15/29 3,464,357
2,675,000 (d) UltraTech Cement Ltd 2 .800 02/16/31 2,260,842
TOTAL MATERIALS 95,021,250
MEDIA & ENTERTAINMENT - 1 .8%
2,000,000 (d) Altice Financing S.A. 5 .750 08/15/29 1,774,817
6,000,000 (d) CCO Holdings LLC 5 .125 05/01/27 5,797,018
1,800,000 (d) CCO Holdings LLC 4 .500 08/15/30 1,622,672
2,200,000 (e) Charter Communications Operating LLC 4 .400 04/01/33 2,030,343
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,477,928
1,465,000 Charter Communications Operating LLC 5 .125 07/01/49 1,189,798
8,150,000 Charter Communications Operating LLC 4 .800 03/01/50 6,308,687
5,000,000 Comcast Corp 4 .150 10/15/28 4,930,354
2,975,000 Comcast Corp 3 .200 07/15/36 2,500,858
1,000,000 Comcast Corp 3 .900 03/01/38 893,951
15,185,000 Comcast Corp 2 .887 11/01/51 10,271,917
5,000,000 (d) CSC Holdings LLC 5 .500 04/15/27 4,621,485

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 980,000 (d) CSC Holdings LLC 11 .250% 05/15/28 $ 1,009,753
985,000 (d) DIRECTV Holdings LLC 5 .875 08/15/27 925,483
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,195,978
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,895,957
1,000,000 Lamar Media Corp 4 .000 02/15/30 916,487
825,000 Lamar Media Corp 3 .625 01/15/31 733,012
1,275,000 (d) LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,110,698
2,550,000 (d) Live Nation Entertainment, Inc 6 .500 05/15/27 2,594,681
825,000 (d) News Corp 3 .875 05/15/29 758,563
3,500,000 Paramount Global 6 .375 03/30/62 3,150,000
590,000 (d) Sirius XM Radio, Inc 3 .125 09/01/26 554,405
2,725,000 (d) Sirius XM Radio, Inc 4 .000 07/15/28 2,520,197
1,575,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 1,403,447
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,113,393
475,000 Time Warner Cable LLC 4 .500 09/15/42 372,749
1,275,000 (d) Univision Communications, Inc 4 .500 05/01/29 1,137,622
3,000,000 (d) UPC Broadband Finco BV 4 .875 07/15/31 2,640,330
2,000,000 (d) VZ Secured Financing BV 5 .000 01/15/32 1,707,443
5,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 4,790,904
6,475,000 Warnermedia Holdings, Inc 5 .050 03/15/42 5,708,235
725,000 Warnermedia Holdings, Inc 5 .141 03/15/52 622,308
1,825,000 (e) Weibo Corp 3 .375 07/08/30 1,573,734
TOTAL MEDIA & ENTERTAINMENT 84,855,207
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
1,250,000 AbbVie, Inc 3 .200 11/21/29 1,168,487
3,325,000 AbbVie, Inc 4 .050 11/21/39 3,002,297
5,975,000 Amgen, Inc 5 .250 03/02/33 6,125,765
5,600,000 Amgen, Inc 5 .650 03/02/53 5,891,681
25,000 AstraZeneca Finance LLC 2 .250 05/28/31 21,555
6,675,000 AstraZeneca plc 1 .375 08/06/30 5,549,105
1,500,000 (d) Avantor Funding, Inc 4 .625 07/15/28 1,449,722
2,040,000 (d) Avantor Funding, Inc 3 .875 11/01/29 1,852,560
1,090,000 Danaher Corp 2 .800 12/10/51 754,856
3,000,000 Gilead Sciences, Inc 5 .250 10/15/33 3,126,816
450,000 Gilead Sciences, Inc 4 .000 09/01/36 413,988
2,000,000 Gilead Sciences, Inc 5 .550 10/15/53 2,167,025
900,000 Johnson & Johnson 3 .400 01/15/38 797,389
1,325,000 Merck & Co, Inc 2 .750 12/10/51 910,754
2,000,000 (d) Organon Finance  LLC 4 .125 04/30/28 1,840,924
3,150,000 (d) Organon Finance  LLC 5 .125 04/30/31 2,692,761
1,375,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 1,378,086
10,750,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 10,974,504
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 2,777,699
700,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 670,250
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 53,566,224
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
1,850,000 (d),(e) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,840,750
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,168,888
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,171,150
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,180,788
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
8,558,000 (d) Broadcom, Inc 4 .926 05/15/37 8,281,836
1,035,000 Intel Corp 3 .734 12/08/47 840,633
3,595,000 NVIDIA Corp 2 .000 06/15/31 3,081,358
1,425,000 NXP BV 3 .875 06/18/26 1,388,348
1,175,000 NXP BV 4 .400 06/01/27 1,159,840
725,000 NXP BV 3 .400 05/01/30 666,235
1,575,000 NXP BV 3 .125 02/15/42 1,173,335
700,000 Texas Instruments, Inc 2 .625 05/15/24 692,774
505,000 Texas Instruments, Inc 4 .150 05/15/48 457,914

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 1,500,000 Texas Instruments, Inc 5 .000% 03/14/53 $ 1,535,587
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19,277,860
SOFTWARE & SERVICES - 0 .8%
2,975,000 Adobe, Inc 2 .300 02/01/30 2,665,008
3,000,000 (d) Ahead DB Holdings LLC 6 .625 05/01/28 2,613,750
265,000 (d) CA Magnum Holdings 5 .375 10/31/26 246,450
900,000 (d) Gartner, Inc 3 .750 10/01/30 795,574
1,413,000 (d) j2 Global, Inc 4 .625 10/15/30 1,296,329
3,000,000 Microsoft Corp 2 .400 08/08/26 2,858,654
875,000 (d) Microsoft Corp 3 .400 09/15/26 852,835
1,165,000 Microsoft Corp 3 .300 02/06/27 1,134,625
1,100,000 (d) Microsoft Corp 1 .350 09/15/30 915,900
1,149,000 Microsoft Corp 2 .525 06/01/50 784,391
2,270,000 (d) NortonLifeLock, Inc 6 .750 09/30/27 2,309,337
565,000 (d) Open Text Corp 6 .900 12/01/27 587,403
2,830,000 (d) Open Text Corp 3 .875 12/01/29 2,538,040
550,000 (d) Open Text Holdings, Inc 4 .125 02/15/30 497,791
4,300,000 Oracle Corp 4 .900 02/06/33 4,280,439
5,450,000 Oracle Corp 5 .550 02/06/53 5,451,519
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,163,163
4,100,000 Roper Technologies, Inc 2 .000 06/30/30 3,480,442
3,525,000 Salesforce, Inc 2 .700 07/15/41 2,692,431
TOTAL SOFTWARE & SERVICES 37,164,081
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
1,470,000 Amphenol Corp 2 .800 02/15/30 1,338,453
5,575,000 Apple, Inc 2 .450 08/04/26 5,314,020
10,350,000 Apple, Inc 2 .050 09/11/26 9,749,503
1,000,000 Apple, Inc 3 .850 05/04/43 890,196
640,000 Apple, Inc 4 .650 02/23/46 631,307
875,000 Flex Ltd 4 .875 06/15/29 860,064
4,125,000 (d) Imola Merger Corp 4 .750 05/15/29 3,919,178
1,500,000 (d) Lenovo Group Ltd 3 .421 11/02/30 1,324,360
975,000 (d) Sensata Technologies BV 4 .000 04/15/29 906,082
450,000 Tyco Electronics Group S.A. 3 .700 02/15/26 440,533
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 25,373,696
TELECOMMUNICATION SERVICES - 2 .4%
3,575,000 (d) America Movil SAB de C.V. 5 .375 04/04/32 3,322,957
6,563,000 AT&T, Inc 2 .550 12/01/33 5,348,983
2,085,000 AT&T, Inc 4 .500 05/15/35 1,974,954
1,700,000 AT&T, Inc 3 .500 06/01/41 1,349,936
20,570,000 AT&T, Inc 3 .550 09/15/55 14,789,364
4,917,000 AT&T, Inc 3 .800 12/01/57 3,655,015
3,500,000 (d) Bharti Airtel Ltd 3 .250 06/03/31 3,083,632
3,200,000 (d) C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,981,440
1,175,000 (d) Cable Onda S.A. 4 .500 01/30/30 1,012,199
1,225,000 (d) CT Trust 5 .125 02/03/32 1,070,603
2,575,000 (d) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 2,054,876
2,000,000 (d) Frontier Communications Holdings LLC 5 .875 10/15/27 1,932,202
1,925,000 (d) Iliad Holding SASU 6 .500 10/15/26 1,921,234
893,000 (d) Iliad Holding SASU 7 .000 10/15/28 888,615
1,500,000 (d) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,534,880
2,268,000 (d) Millicom International Cellular S.A. 5 .125 01/15/28 2,112,301
1,175,000 (d) Millicom International Cellular S.A. 4 .500 04/27/31 976,910
370,000 Orange S.A. 5 .375 01/13/42 376,394
1,150,000 Telefonica Emisiones S.A. 4 .895 03/06/48 1,013,604
3,000,000 (d) Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,215,325
800,000 T-Mobile USA, Inc 2 .250 02/15/26 758,064
10,850,000 T-Mobile USA, Inc 2 .625 02/15/29 9,767,972
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 8,202,810
3,750,000 T-Mobile USA, Inc 5 .050 07/15/33 3,779,158

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 750,000 T-Mobile USA, Inc 3 .000% 02/15/41 $ 561,268
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 2,167,290
1,700,000 Verizon Communications, Inc 1 .750 01/20/31 1,398,215
9,800,000 Verizon Communications, Inc 2 .550 03/21/31 8,450,038
8,158,000 Verizon Communications, Inc 2 .355 03/15/32 6,785,591
5,335,000 (d) Vmed O2 UK Financing I plc 4 .750 07/15/31 4,762,053
2,850,000 Vodafone Group plc 4 .375 02/19/43 2,484,393
2,620,000 Vodafone Group plc 4 .250 09/17/50 2,173,210
6,000,000 Vodafone Group plc 4 .125 06/04/81 5,151,036
TOTAL TELECOMMUNICATION SERVICES 110,056,522
TRANSPORTATION - 0 .8%
3,600,000 (d) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,745,000
1,400,000 (d) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,050,980
1,800,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,300,384
5,500,000 Canadian Pacific Railway Co 2 .050 03/05/30 4,707,004
750,000 Canadian Pacific Railway Co 3 .100 12/02/51 541,732
2,750,000 (d) Cargo Aircraft Management, Inc 4 .750 02/01/28 2,516,827
700,000 CSX Corp 3 .800 03/01/28 687,558
3,295,000 CSX Corp 4 .250 03/15/29 3,291,597
2,300,000 (d) ENA Master Trust 4 .000 05/19/48 1,611,035
2,000,000 (d) Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 1,930,456
678,098 (d) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 621,968
3,260,000 (d) Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,138,397
3,200,000 (d) Rumo Luxembourg Sarl 4 .200 01/18/32 2,724,000
2,000,000 (d) Transnet SOC Ltd 8 .250 02/06/28 2,012,600
1,550,000 Union Pacific Corp 2 .891 04/06/36 1,308,320
1,880,000 Union Pacific Corp 3 .839 03/20/60 1,533,599
3,940,000 (d) XPO, Inc 6 .250 06/01/28 3,987,319
TOTAL TRANSPORTATION 35,708,776
UTILITIES - 3 .1%
2,030,000 (d) Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,570,955
325,000 AEP Transmission Co LLC 3 .100 12/01/26 312,247
350,000 AEP Transmission Co LLC 4 .000 12/01/46 292,407
2,285,000 AEP Transmission Co LLC 2 .750 08/15/51 1,478,806
700,000 Alabama Power Co 4 .150 08/15/44 599,450
3,975,045 (d) Alfa Desarrollo S.p.A 4 .550 09/27/51 3,103,234
1,350,000 Ameren Corp 1 .750 03/15/28 1,192,642
3,000,000 Ameren Illinois Co 4 .950 06/01/33 3,038,089
3,225,000 Ameren Illinois Co 5 .900 12/01/52 3,608,849
525,000 American Water Capital Corp 3 .000 12/01/26 498,944
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,724,266
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,269,669
500,000 American Water Capital Corp 4 .000 12/01/46 418,569
900,000 American Water Capital Corp 3 .750 09/01/47 734,998
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,520,537
250,000 Atmos Energy Corp 4 .125 10/15/44 221,245
2,075,000 Atmos Energy Corp 6 .200 11/15/53 2,432,514
1,325,000 Baltimore Gas and Electric Co 3 .750 08/15/47 1,048,170
7,100,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,693,885
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 641,643
525,000 (d) Clearway Energy Operating LLC 4 .750 03/15/28 505,792
1,000,000 CMS Energy Corp 3 .600 11/15/25 970,719
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,753,939
1,900,000 (d) Colbun S.A. 3 .150 01/19/32 1,644,487
200,000 Commonwealth Edison Co 5 .900 03/15/36 216,107
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 1,071,563
740,000 Consumers Energy Co 2 .650 08/15/52 488,925
1,750,000 Consumers Energy Co 4 .200 09/01/52 1,539,587
755,000 Dominion Energy, Inc 2 .250 08/15/31 625,290
3,375,000 Dominion Energy, Inc 3 .300 04/15/41 2,577,884

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 750,000 DTE Electric Co 3 .650% 03/01/52 $ 591,169
875,000 DTE Electric Co 5 .400 04/01/53 918,419
250,000 Duke Energy Corp 3 .300 06/15/41 191,342
875,000 Duke Energy Corp 3 .750 09/01/46 674,182
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,746,181
1,300,000 (d) Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,170,939
2,525,000 (d) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,147,718
2,400,000 (d) EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,874,420
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,486,392
3,450,000 (d) Eskom Holdings SOC Ltd 8 .450 08/10/28 3,494,850
6,775,000 Exelon Corp 4 .050 04/15/30 6,463,123
2,025,000 (d) Ferrellgas LP 5 .375 04/01/26 1,981,753
2,225,000 (d) Ferrellgas LP 5 .875 04/01/29 2,101,864
3,225,000 Florida Power & Light Co 4 .800 05/15/33 3,261,149
1,270,000 Florida Power & Light Co 3 .990 03/01/49 1,087,472
750,000 Indiana Michigan Power Co 3 .750 07/01/47 574,485
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 811,341
1,250,000 (d) Israel Electric Corp Ltd 3 .750 02/22/32 1,056,750
1,525,000 (d) Kallpa Generacion SA 4 .125 08/16/27 1,457,623
2,400,000 (d) Korea Southern Power Co Ltd 0 .750 01/27/26 2,201,823
775,000 MidAmerican Energy Co 3 .650 04/15/29 740,442
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,227,594
1,000,000 Nevada Power Co 5 .450 05/15/41 995,851
5,440,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 4,653,531
8,135,000 NiSource, Inc 1 .700 02/15/31 6,591,057
1,400,000 Northern States Power Co 3 .600 09/15/47 1,099,892
1,955,000 (d) NRG Energy, Inc 2 .450 12/02/27 1,762,599
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,345,039
500,000 NSTAR Electric Co 3 .950 04/01/30 476,878
1,550,000 Ohio Power Co 4 .150 04/01/48 1,291,795
1,365,000 Ohio Power Co 4 .000 06/01/49 1,109,259
575,000 ONE Gas, Inc 3 .610 02/01/24 573,916
600,000 (d) Pattern Energy Operations LP 4 .500 08/15/28 567,516
825,000 PECO Energy Co 3 .000 09/15/49 586,434
2,325,000 PECO Energy Co 2 .800 06/15/50 1,565,015
50,000 Potomac Electric Power Co 7 .900 12/15/38 64,369
4,000,000 Public Service Co of Colorado 1 .875 06/15/31 3,293,224
550,000 Public Service Co of Colorado 4 .750 08/15/41 495,611
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,141,136
1,700,000 Public Service Electric and Gas Co 4 .900 12/15/32 1,724,646
4,000,000 Public Service Electric and Gas Co 5 .450 08/01/53 4,316,606
8,400,000 Sempra 4 .875 N/A(f) 8,217,406
2,217,715 (d) Solar Star Funding LLC 3 .950 06/30/35 1,985,048
75,000 Southern Co Gas Capital Corp 3 .875 11/15/25 73,123
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 528,959
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 329,238
550,000 (d) Superior Plus LP 4 .500 03/15/29 509,999
2,815,000 (d) Talen Energy Supply LLC 8 .625 06/01/30 2,991,029
2,000,000 (d) TerraForm Power Operating LLC 4 .750 01/15/30 1,860,000
1,496,723 (d) UEP Penonome II S.A. 6 .500 10/01/38 1,137,990
1,575,000 Union Electric Co 5 .450 03/15/53 1,623,831
650,000 Virginia Electric and Power Co 2 .950 11/15/26 620,473
775,000 Virginia Electric and Power Co 3 .800 09/15/47 617,868
1,500,000 Wisconsin Power and Light Co 4 .950 04/01/33 1,503,688
850,000 Wisconsin Power and Light Co 4 .100 10/15/44 690,529
215,000 Xcel Energy, Inc 4 .800 09/15/41 192,072
TOTAL UTILITIES 144,592,070
TOTAL CORPORATE BONDS 1,757,890,531
(Cost $1,892,306,531)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 41 .8%
FOREIGN GOVERNMENT BONDS - 2 .7%
$ 2,675,000 (d) Angolan Government International Bond 8 .750% 04/14/32 $ 2,348,607
INR 70,000,000 Asian Development Bank 6 .200 10/06/26 832,795
830,000 (d) Bank Gospodarstwa Krajowego 5 .375 05/22/33 840,883
550,000 (d) Banque Ouest Africaine de Developpement 5 .000 07/27/27 511,637
3,000,000 (d) Banque Ouest Africaine de Developpement 4 .700 10/22/31 2,550,840
EUR 1,575,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,325,323
287,000 (d) Barbados Government International Bond 6 .500 10/01/29 270,139
1,460,000 (d) Bermuda Government International Bond 4 .750 02/15/29 1,449,196
1,500,000 (d) BNG Bank NV 1 .500 10/16/24 1,457,925
BRL 4,850,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/29 996,008
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,705,333
1,500,000 Brazilian Government International Bond 4 .750 01/14/50 1,153,309
3,575,000 (e) Chile Government International Bond 2 .550 01/27/32 3,071,719
1,925,000 Colombia Government International Bond 3 .250 04/22/32 1,527,832
825,000 Colombia Government International Bond 8 .000 11/14/35 902,121
1,500,000 Colombia Government International Bond 5 .000 06/15/45 1,162,485
1,850,000 (d) Costa Rica Government International Bond 5 .625 04/30/43 1,697,375
750,000 (d) Development Bank of Japan, Inc 0 .500 03/04/24 743,692
DOP 160,000,000 (d) Dominican Republic Government International Bond 12 .000 03/05/32 3,017,481
2,250,000 (d) Dominican Republic Government International Bond 4 .875 09/23/32 2,045,587
3,850,000 (d) Dominican Republic Government International Bond 5 .875 01/30/60 3,320,625
170,283 (d) Ecuador Government International Bond 0 .000 07/31/30 48,143
928,125 (d) Ecuador Government International Bond 5 .000 07/31/30 429,080
650,162 (d) Ecuador Government International Bond 1 .000 07/31/35 231,026
EUR 1,400,000 (d) Egypt Government International Bond 5 .625 04/16/30 983,705
1,500,000 (d) Egypt Government International Bond 7 .053 01/15/32 1,024,149
2,475,000 (d) Egypt Government International Bond 8 .500 01/31/47 1,534,292
2,250,000 (d) Egypt Government International Bond 8 .875 05/29/50 1,429,146
1,375,000 (d) Export-Import Bank of India 3 .875 02/01/28 1,319,993
2,000,000 (d) Export-Import Bank of India 2 .250 01/13/31 1,670,937
2,200,000 (d) Ghana Government International Bond 8 .125 03/26/32 954,250
950,000 (d) Guatemala Government Bond 3 .700 10/07/33 790,875
600,000 (d) Guatemala Government Bond 6 .125 06/01/50 567,750
1,250,000 (d) Honduras Government International Bond 5 .625 06/24/30 1,112,500
2,155,000 (d) Hong Kong Government International Bond 4 .625 01/11/33 2,244,123
710,000 (d) Hungary Government International Bond 6 .125 05/22/28 737,468
725,000 (d) Hungary Government International Bond 5 .250 06/16/29 728,294
425,000 (d) Hungary Government International Bond 2 .125 09/22/31 342,245
225,000 Indonesia Government International Bond 3 .550 03/31/32 208,026
1,321,875 (d) Iraq Government International Bond 5 .800 01/15/28 1,233,888
EUR 125,000 (d) Ivory Coast Government International Bond 4 .875 01/30/32 116,020
850,417 (d) Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 801,961
1,675,000 Jamaica Government International Bond 6 .750 04/28/28 1,774,495
1,500,000 Jamaica Government International Bond 8 .000 03/15/39 1,858,125
2,500,000 (d) Japan Finance Organization for Municipalities 3 .000 03/12/24 2,486,950
950,000 (d) Jordan Government International Bond 4 .950 07/07/25 927,757
500,000 (d) Jordan Government International Bond 7 .500 01/13/29 505,625
875,000 (d) Jordan Government International Bond 7 .375 10/10/47 776,555
925,000 (d) Kazakhstan Government International Bond 6 .500 07/21/45 1,055,740
2,500,000 (d) Kenya Government International Bond 7 .000 05/22/27 2,339,975
575,000 (d) Kenya Government International Bond 6 .300 01/23/34 459,896
1,560,000 (d) Kommunalbanken AS. 2 .750 02/05/24 1,556,115
445,000 (d) Magyar Export-Import Bank Zrt 6 .125 12/04/27 452,418
MYR 3,800,000 Malaysia Government Bond 3 .828 07/05/34 821,243
MXN 18,000,000 Mexican Bonos 5 .750 03/05/26 979,034
MXN 16,300,000 Mexican Bonos 8 .500 11/18/38 915,367
550,000 Mexico Government International Bond 5 .400 02/09/28 562,936
525,000 Mexico Government International Bond 3 .250 04/16/30 474,793
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,874,456

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,000,000 Mexico Government International Bond 4 .280% 08/14/41 $ 2,476,208
2,325,000 Mexico Government International Bond 5 .000 04/27/51 2,016,056
500,000 (d) Mongolia Government International Bond 5 .125 04/07/26 483,954
1,025,000 (d) Morocco Government International Bond 3 .000 12/15/32 842,899
2,575,000 (d) Morocco Government International Bond 5 .500 12/11/42 2,336,813
525,000 (d) Morocco Government International Bond 4 .000 12/15/50 378,000
850,000 (d) Nigeria Government International Bond 8 .375 03/24/29 813,952
1,250,000 (d) Nigeria Government International Bond 7 .375 09/28/33 1,064,125
1,500,000 (d) Oman Government International Bond 7 .375 10/28/32 1,700,400
525,000 (d) Oman Government International Bond 6 .500 03/08/47 534,513
2,675,000 (d) OPEC Fund for International Development 4 .500 01/26/26 2,659,135
1,800,000 Panama Bonos del Tesoro 3 .362 06/30/31 1,413,378
1,475,000 (d) Paraguay Government International Bond 5 .400 03/30/50 1,309,800
3,040,000 Philippine Government International Bond 4 .200 03/29/47 2,680,762
1,836,781 (d) Provincia de Buenos Aires (Step Bond) 5 .250 09/01/37 701,128
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,818,720
3,248,000 Republic of Poland Government International Bond 5 .500 04/04/53 3,379,011
1,500,000 Republic of South Africa Government International
Bond
4 .300 10/12/28 1,401,900
ZAR 9,000,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 411,562
ZAR 9,300,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 376,982
2,150,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 1,712,269
2,150,000 (d) Republic of Uzbekistan International Bond 4 .750 02/20/24 2,140,949
UZS 5,708,925,000 (d) Republic of Uzbekistan International Bond 14 .000 07/19/24 459,623
1,115,000 (d) Republic of Uzbekistan International Bond 7 .850 10/12/28 1,167,024
1,820,000 (d) Romanian Government International Bond 3 .000 02/27/27 1,692,891
1,000,000 (d) Romanian Government International Bond 5 .250 11/25/27 991,994
1,425,000 (d) Romanian Government International Bond 4 .000 02/14/51 1,030,187
3,150,000 (d) Rwanda International Government Bond 5 .500 08/09/31 2,516,063
2,000,000 (d) Saudi Government International Bond 3 .750 01/21/55 1,519,540
1,425,000 (d) Senegal Government International Bond 6 .750 03/13/48 1,118,055
1,400,000 (d) Serbia Government International Bond 6 .500 09/26/33 1,435,000
1,225,000 (d),(e) Serbia International Bond 2 .125 12/01/30 980,000
2,400,000 State of Israel 3 .800 05/13/60 1,717,104
THB 18,500,000 Thailand Government International Bond 2 .875 12/17/28 552,137
THB 18,500,000 Thailand Government International Bond 3 .300 06/17/38 564,300
1,250,000 (d) Ukraine Government International Bond 6 .876 05/21/31 283,203
1,500,000 (d) Zambia Government International Bond 8 .500 04/14/24 930,000
TOTAL FOREIGN GOVERNMENT BONDS 122,869,900
MORTGAGE BACKED - 23 .1%
1,580,447 (a),(d) Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 1,321,870
111,600 Citicorp Mortgage Securities, Inc 5 .500 07/25/35 106,569
34,860,074 (a),(d) Citigroup Mortgage Loan Trust 0 .156 02/25/52 271,222
3,907,461 (a),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 48,096
2,645,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .237 12/25/41 2,653,266
2,480,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .837 01/25/42 2,559,127
7,555,870 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 03/25/42 7,810,818
3,600,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 9.850% 14 .823 03/25/42 4,071,054
9,165,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .987 06/25/42 9,943,361
1,310,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8 .687 01/25/43 1,375,952
550,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 5.350% 10 .687 05/25/43 590,247
1,515,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 06/25/43 1,585,522
425,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.850% 12 .187 06/25/43 444,284
2,665,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 2,725,655
2,170,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .887 10/25/43 2,205,235
24,204 Countrywide Alternative Loan Trust 5 .000 12/25/56 21,432
283,276 (a) Countrywide Home Loan Mortgage Pass Through Trust 5 .279 11/20/34 267,290
18,227 Countrywide Home Loan Mortgage Pass Through Trust 5 .250 09/25/35 16,190

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,326,271 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0 .467% 03/15/44 $ 115,087
3,606,005 FHLMC 3 .500 01/15/47 3,191,175
696,586 FHLMC 4 .000 10/15/47 659,435
1,219,912 FHLMC 4 .000 11/15/47 1,144,857
3,723,822 FHLMC 4 .000 01/15/48 3,558,661
3,352,886 FHLMC 4 .000 03/15/48 3,163,545
1,031,657 FHLMC 4 .000 04/15/48 981,029
3,108,155 FHLMC 4 .000 04/15/48 2,891,079
2,818,777 (a) FHLMC 30 D AVG SOFR + 9.737% 1 .195 06/15/48 2,742,993
1,996,404 (a) FHLMC 30 D AVG SOFR + 9.657% 1 .115 10/15/48 1,841,514
34,420,488 FHLMC 3 .000 11/01/49 30,988,668
2,184,274 FHLMC 2 .000 09/25/50 285,378
2,786,785 FHLMC 3 .000 10/25/50 2,012,184
14,229,868 FHLMC 2 .500 02/25/51 2,432,454
3,559,320 FHLMC 2 .500 05/25/51 2,254,877
5,546,226 FHLMC 3 .000 11/01/51 5,003,388
3,564,572 FHLMC 3 .000 11/01/51 3,196,509
674,127 FHLMC 3 .000 11/01/51 611,052
994,931 FHLMC 3 .000 11/01/51 897,682
639,180 FHLMC 2 .000 02/01/52 528,343
10,671,387 FHLMC 2 .500 03/01/52 9,165,822
3,160,608 FHLMC 4 .000 04/01/52 2,989,745
3,707,946 FHLMC 3 .500 05/01/52 3,414,202
435,982 FHLMC 3 .500 06/01/52 401,278
6,496,877 FHLMC 4 .500 06/01/52 6,299,744
6,284,421 FHLMC 4 .500 07/01/52 6,093,735
1,417,992 FHLMC 4 .000 08/25/52 1,198,143
2,591,490 FHLMC 4 .500 10/25/52 2,355,907
3,107,722 FHLMC 5 .500 11/25/52 3,175,401
2,664,195 FHLMC 3 .500 12/01/52 2,443,033
1,585,887 FHLMC 5 .500 02/25/53 1,599,736
12,760,266 FHLMC 5 .500 08/01/53 12,814,810
312 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 312
93,916 FGLMC 7 .000 12/01/33 97,291
15,664 FGLMC 4 .500 10/01/34 15,718
24,733 FGLMC 7 .000 05/01/35 25,574
908,987 FGLMC 5 .000 06/01/36 924,992
335,717 FGLMC 4 .500 10/01/44 332,081
66,164 FGLMC 4 .500 11/01/44 65,445
103,797 FGLMC 4 .500 11/01/44 102,673
63,030 FGLMC 4 .500 12/01/44 62,347
76,935 FGLMC 4 .500 12/01/44 76,102
506,276 FGLMC 3 .500 04/01/45 477,017
1,886,548 FGLMC 3 .500 08/01/45 1,778,723
1,067,657 FGLMC 3 .500 10/01/45 1,002,642
1,201,367 FGLMC 4 .500 06/01/47 1,189,651
1,238,742 FGLMC 4 .000 09/01/47 1,194,360
1,364,107 FGLMC 3 .500 12/01/47 1,281,935
7,527,496 FGLMC 4 .500 08/01/48 7,467,911
192 Federal National Mortgage Association (FNMA) 9 .000 11/01/25 192
4,472 FNMA 7 .000 05/01/26 4,613
11,674 FNMA 7 .000 07/25/26 11,640
532 FNMA 7 .500 01/01/29 537
295 FNMA 7 .500 02/01/30 300
879,235 FNMA 3 .500 05/01/32 856,851
103,142 FNMA 7 .000 07/01/32 106,413
24,555 FNMA 7 .000 07/01/32 25,334
26,158 FNMA 4 .500 10/01/33 26,236
19,230 FNMA 6 .000 03/01/34 19,336
1,182,135 FNMA 5 .000 05/01/35 1,201,213
694,854 FNMA 5 .000 10/01/35 706,075

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 522,302 FNMA 5 .000% 02/01/36 $ 530,738
520,981 FNMA 5 .500 11/01/38 536,538
475,157 FNMA 5 .500 03/01/39 489,319
423,461 FNMA 6 .000 09/01/39 442,328
5,213,968 FNMA 3 .000 05/01/40 4,805,946
1,766,606 FNMA 3 .500 05/01/40 1,691,034
179,977 FNMA 5 .000 09/01/40 182,895
337,966 FNMA 5 .000 05/01/41 343,031
2,284,975 FNMA 4 .000 09/01/42 2,217,012
334,018 (a) FNMA 2 .479 12/25/42 167,264
1,943,133 (a) FNMA 30 D AVG SOFR + 5.836% 0 .498 09/25/43 232,705
591,031 FNMA 4 .500 02/01/44 583,792
141,639 FNMA 4 .500 03/01/44 141,384
5,500,229 FNMA 4 .000 05/01/44 5,302,616
539,035 FNMA 4 .500 06/01/44 532,432
1,619,330 FNMA 4 .500 10/01/44 1,599,492
428,059 FNMA 5 .000 11/01/44 434,987
440,073 FNMA 4 .000 01/01/45 426,984
165,295 FNMA 4 .500 03/01/45 163,271
1,245,454 FNMA 3 .500 05/01/45 1,173,147
1,231,133 FNMA 3 .000 07/25/45 1,081,693
569,664 FNMA 3 .500 01/01/46 534,415
373,632 FNMA 4 .000 04/01/46 359,745
270,198 FNMA 3 .500 06/01/46 253,569
3,043,087 FNMA 3 .500 07/01/46 2,855,810
3,707,710 FNMA 3 .500 07/01/46 3,495,464
71,030 FNMA 3 .000 08/01/46 64,464
1,447,154 FNMA 3 .000 10/01/46 1,284,459
1,028,867 FNMA 3 .500 10/01/46 965,547
1,452,343 FNMA 4 .500 05/01/47 1,450,468
1,091,789 FNMA 3 .500 11/01/47 1,023,990
9,198,107 FNMA 3 .500 01/01/48 8,632,321
4,758,147 FNMA 4 .500 01/01/48 4,697,633
962,054 FNMA 4 .500 02/01/48 949,819
2,422,537 FNMA 3 .500 02/25/48 2,097,331
3,125,907 FNMA 4 .500 05/01/48 3,084,225
2,354,497 FNMA 4 .500 05/01/48 2,322,365
1,762,554 FNMA 4 .000 07/25/48 1,663,783
5,059,017 FNMA 2 .000 08/25/50 699,176
3,819,262 FNMA 2 .000 10/25/50 2,617,669
12,823,963 FNMA 2 .500 11/25/50 1,833,105
4,297,132 FNMA 3 .000 12/25/50 704,100
78,853 FNMA 3 .000 02/25/51 12,680
30,174,626 FNMA 2 .000 04/01/51 24,773,945
3,213,838 FNMA 3 .000 09/01/51 2,883,534
4,959,943 FNMA 2 .500 11/25/51 651,748
4,318,798 FNMA 2 .000 01/01/52 3,589,865
1,151,621 FNMA 2 .000 02/01/52 954,454
8,548,331 FNMA 2 .500 02/01/52 7,343,294
1,936,606 FNMA 2 .500 02/01/52 1,657,269
15,426,366 FNMA 3 .500 02/01/52 14,344,042
12,119,790 FNMA 3 .000 04/01/52 10,806,740
896,520 FNMA 3 .500 04/01/52 822,644
11,793,431 FNMA 3 .500 05/01/52 10,859,994
26,817,630 FNMA 4 .000 05/01/52 25,367,261
1,476,867 FNMA 4 .000 05/25/52 1,180,483
11,189,956 FNMA 3 .500 06/01/52 10,299,609
8,622,386 FNMA 3 .500 06/01/52 7,911,095
10,744,271 FNMA 4 .000 06/01/52 10,163,175
3,045,049 FNMA 4 .500 06/01/52 2,952,655
21,227,672 FNMA 4 .000 07/01/52 20,091,968

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 30,854,609 FNMA 4 .000% 07/01/52 $ 29,184,212
2,788,229 FNMA 4 .500 07/01/52 2,703,627
1,812,053 FNMA 4 .500 07/01/52 1,757,071
17,285,422 FNMA 4 .500 07/01/52 16,760,937
3,904,420 FNMA 4 .500 07/25/52 3,669,178
26,473,406 FNMA 5 .000 08/01/52 26,224,722
2,301,909 FNMA 4 .500 08/25/52 2,018,064
8,153,452 FNMA 3 .500 09/01/52 7,482,811
45,349,249 FNMA 4 .000 09/01/52 42,894,110
67,027,321 FNMA 4 .500 09/01/52 64,993,538
18,225,452 FNMA 5 .000 09/01/52 18,037,450
1,750,781 FNMA 4 .000 09/25/52 1,514,215
2,035,547 FNMA 4 .000 09/25/52 1,851,034
14,427,880 FNMA 4 .000 10/01/52 13,646,413
18,640,566 (b) FNMA 4 .500 10/01/52 18,074,963
9,247,218 FNMA 5 .000 10/01/52 9,160,317
1,681,824 FNMA 4 .500 10/25/52 1,585,849
1,919,818 FNMA 4 .500 10/25/52 1,867,728
26,199,818 FNMA 4 .500 11/01/52 25,404,848
3,059,747 FNMA 5 .500 11/25/52 3,101,594
5,742,021 FNMA 5 .500 12/01/52 5,776,617
151,350 FNMA 5 .000 01/01/53 149,908
8,336,181 FNMA 5 .000 02/01/53 8,247,056
8,956,896 FNMA 5 .500 02/01/53 8,996,147
13,241,209 (b) FNMA 3 .500 03/01/53 12,146,998
4,157,531 (b) FNMA 3 .500 04/01/53 3,813,742
6,318,326 FNMA 5 .000 04/01/53 6,250,775
3,260,848 FNMA 5 .000 06/01/53 3,248,923
14,580,347 FNMA 5 .500 06/01/53 14,639,290
13,282,824 (b) FNMA 5 .000 08/01/53 13,140,813
16,041,650 (b) FNMA 5 .500 10/01/53 16,107,950
831,627 (a),(d) Flagstar Mortgage Trust 3 .992 10/25/47 744,818
44,573 Government National Mortgage Association (GNMA) 5 .000 02/15/33 44,476
69,536 GNMA 5 .000 09/15/33 69,983
3,157,350 GNMA 3 .700 10/15/33 3,001,861
7,823 GNMA 5 .500 04/15/34 7,907
9,210 GNMA 5 .000 04/15/38 9,246
3,119,744 GNMA 5 .000 01/20/40 621,433
3,619,421 GNMA 2 .500 12/20/43 3,211,509
1,169,776 GNMA 3 .000 03/20/45 1,033,321
822,586 GNMA 4 .500 12/20/45 822,754
2,112,634 GNMA 4 .000 06/20/46 265,101
1,917,767 GNMA 5 .000 09/20/46 370,153
2,883,761 (a) GNMA SOFR 1 M + 5.986% 0 .628 03/20/50 402,143
5,364,490 GNMA 3 .000 11/20/51 3,974,790
7,628,553 GNMA 3 .000 12/20/51 5,450,899
4,992,483 GNMA 3 .000 01/20/52 3,632,692
2,076,774 GNMA 2 .500 02/20/52 1,753,653
6,312,735 GNMA 3 .000 02/20/52 4,447,082
4,349,381 GNMA 4 .000 04/20/52 3,696,823
5,430,885 GNMA 5 .000 04/20/52 1,061,724
10,287,669 GNMA 3 .000 05/20/52 9,311,099
18,430,185 GNMA 3 .500 07/20/52 17,152,385
2,222,227 GNMA 4 .000 07/20/52 1,926,764
4,610,979 GNMA 4 .000 08/20/52 4,399,617
12,897,818 GNMA 4 .500 08/20/52 12,592,493
5,765,553 GNMA 4 .000 09/20/52 5,501,264
3,493,344 GNMA 4 .500 09/20/52 3,232,860
3,411,246 GNMA 4 .500 09/20/52 3,244,662
2,818,906 GNMA 4 .500 09/20/52 2,657,558
1,953,886 GNMA 4 .500 09/20/52 1,775,509

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,998,860 GNMA 5 .000% 11/20/52 $ 3,970,665
2,299,478 GNMA 4 .500 02/20/53 2,151,284
2,009,837 GNMA 5 .500 02/20/53 2,027,250
5,737,668 (a) GNMA 30 D AVG SOFR + 6.950% 1 .612 05/20/53 620,775
22,358,819 (a) GNMA 30 D AVG SOFR + 26.100% 2 .881 07/20/53 24,198,749
4,239,754 (a) GNMA 30 D AVG SOFR + 23.205% 2 .388 08/20/53 4,491,742
3,672,672 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 3,071,787
218,935 GSR Mortgage Loan Trust 6 .000 01/25/35 194,708
52,316 (a) Impac CMB Trust SOFR 1 M + 0.774% 6 .130 03/25/35 48,069
4,810,000 (a),(d) Imperial Fund Mortgage Trust 2 .383 06/25/56 3,476,046
142,323 (a) JP Morgan Mortgage Trust 6 .129 11/25/33 137,535
194,925 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 172,046
310,071 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 268,023
93,577 (a),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 85,266
10,773,556 (a),(d) JP Morgan Mortgage Trust 0 .126 06/25/51 56,732
18,890,744 (a),(d) JP Morgan Mortgage Trust 0 .111 11/25/51 99,879
2,253,136 (a),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 1,808,138
18,734,649 (a),(d) JP Morgan Mortgage Trust 0 .120 12/25/51 104,504
2,607,606 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 2,092,600
3,824,314 (a),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 3,069,006
4,476,148 (a),(d) JP Morgan Mortgage Trust 0 .500 04/25/52 124,226
2,134,045 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 1,742,031
1,365,789 (a),(d) JP Morgan Mortgage Trust 3 .345 04/25/52 1,097,028
5,611,787 (a),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 4,503,450
8,633,701 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 84,546
6,057,423 (a),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 4,861,072
2,240,834 (a),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 1,921,192
6,238,332 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 5,217,680
4,111,841 (a),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 3,439,103
2,280,510 (a),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 1,907,396
1,182,190 (a),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 1,131,255
1,655,066 (a),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 1,608,841
297,664 Master Alternative Loan Trust 7 .000 01/25/34 291,456
2,000,000 (a) Morgan Stanley Capital I Trust 3 .779 05/15/48 1,937,042
3,323,896 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,667,422
2,988,654 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,610,050
2,715,781 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,179,410
365,422 (a),(d) New Residential Mortgage Loan Trust 2 .797 09/25/59 338,472
425,000 (a),(d) New Residential Mortgage Loan Trust 2 .986 09/25/59 355,181
650,000 (a),(d) NLT Trust 2 .569 08/25/56 437,299
2,424,129 (a),(d) OBX 3 .000 01/25/52 2,027,517
2,700,000 (a),(d) Onslow Bay Mortgage Loan Trust 2 .451 05/25/61 1,526,125
6,277,215 (a),(d) RCKT Mortgage Trust 2 .500 02/25/52 5,037,455
101,106 (a),(d) Sequoia Mortgage Trust 4 .000 06/25/49 93,855
603,480 (a),(d) Sequoia Mortgage Trust 3 .500 12/25/49 531,870
2,367,618 (a),(d) Sequoia Mortgage Trust 2 .500 06/25/51 1,900,010
265,648 (a),(d) Shellpoint Co-Originator Trust 3 .500 10/25/47 236,861
300,000 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.500% 6 .837 10/25/41 297,733
4,930,000 (a),(d) STACR 30 D AVG SOFR + 2.400% 7 .737 02/25/42 4,997,272
4,835,000 (a),(d) STACR 30 D AVG SOFR + 4.750% 10 .087 02/25/42 5,013,951
6,705,000 (a),(d) STACR 30 D AVG SOFR + 2.900% 8 .237 04/25/42 6,898,007
2,960,000 (a),(d) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 3,144,732
10,590,000 (a),(d) STACR 30 D AVG SOFR + 3.350% 8 .687 05/25/42 11,033,901
14,620,000 (a),(d) STACR 30 D AVG SOFR + 4.500% 9 .837 06/25/42 15,772,009
7,305,000 (a),(d) STACR 30 D AVG SOFR + 4.000% 9 .337 07/25/42 7,674,094
6,335,000 (a),(d) STACR 30 D AVG SOFR + 3.700% 9 .037 09/25/42 6,675,642
12,859 (a),(d) STACR 3 .787 02/25/48 12,072
226,398 (a),(d) STACR 3 .842 05/25/48 217,328
1,305,000 (a),(d) STACR 30 D AVG SOFR + 4.800% 10 .137 10/25/50 1,463,288
930,000 (a),(d) Verus Securitization Trust 3 .207 11/25/59 845,783
388,503 (d) Verus Securitization Trust 1 .733 05/25/65 361,121

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 13,031,000 (a),(d) Verus Securitization Trust 3 .288% 11/25/66 $ 9,403,102
1,230,794 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 1,029,424
7,540,962 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .314 08/25/51 6,088,204
2,603,672 (a),(d) Woodward Capital Management 3 .000 05/25/52 2,177,686
TOTAL MORTGAGE BACKED 1,064,782,168
MUNICIPAL BONDS - 0 .1%
3,000,000 (c),(d) Oregon State Business Development Commission 6 .500 04/01/31 300
780,000 (c),(d) Oregon State Business Development Commission 9 .000 04/01/37 78
4,195,000 Virgin Islands Water & Power Authority-Electric System 10 .000 07/01/24 4,183,000
TOTAL MUNICIPAL BONDS 4,183,378
U.S. TREASURY SECURITIES - 15 .9%
2,365,000 United States Treasury Note 2 .500 04/30/24 2,343,382
30,000 United States Treasury Note 0 .375 07/15/24 29,257
14,940,000 United States Treasury Note 4 .625 06/30/25 14,975,599
3,980,000 United States Treasury Note 5 .000 08/31/25 4,016,691
1,700,000 United States Treasury Note 4 .875 11/30/25 1,717,598
2,601,000 United States Treasury Note 3 .625 05/15/26 2,570,824
550,000 United States Treasury Note 4 .375 08/15/26 553,695
1,100,000 United States Treasury Note 1 .375 10/31/28 979,043
30,966,000 United States Treasury Note 3 .500 04/30/30 30,265,636
1,905,000 United States Treasury Note 3 .750 06/30/30 1,887,885
30,000,000 United States Treasury Note 4 .000 07/31/30 30,164,062
54,980,000 United States Treasury Note 3 .375 05/15/33 52,763,619
23,600,000 United States Treasury Note 4 .500 11/15/33 24,776,312
23,980,000 United States Treasury Note 2 .250 05/15/41 18,265,079
38,000,000 United States Treasury Note 1 .750 08/15/41 26,427,812
14,775,000 United States Treasury Note 2 .000 11/15/41 10,687,058
154,896,900 United States Treasury Note 2 .375 02/15/42 118,847,066
1,823,000 United States Treasury Note 3 .250 05/15/42 1,599,398
4,800,000 United States Treasury Note 4 .000 11/15/42 4,664,813
117,996,000 United States Treasury Note 3 .875 02/15/43 112,501,811
9,440,000 United States Treasury Note 3 .875 05/15/43 8,998,975
9,745,000 United States Treasury Note 4 .375 08/15/43 9,947,513
23,150,000 (e) United States Treasury Note 4 .750 11/15/43 24,831,992
135,110,000 United States Treasury Note 2 .250 02/15/52 93,658,674
64,156,000 United States Treasury Note 3 .625 02/15/53 59,244,056
56,509,000 United States Treasury Note 4 .125 08/15/53 57,118,238
18,500,000 United States Treasury Note 4 .750 11/15/53 20,746,016
TOTAL U.S. TREASURY SECURITIES 734,582,104
TOTAL GOVERNMENT BONDS 1,926,417,550
(Cost $2,052,911,966)
STRUCTURED ASSETS - 13 .9%
ASSET BACKED - 5 .0%
1,175,837 (d) AASET Trust 6 .413 01/16/40 293,297
Series - 2020 1A (Class C)
2,100,000 (a),(d) AGL CLO 19 Ltd SOFR 3 M + 2.750% 8 .162 07/21/35 2,107,997
Series - 2022 19A (Class B1)
3,100,000 (d) AMSR Trust 3 .218 04/17/37 2,951,803
Series - 2020 SFR1 (Class E)
2,625,000 (d) AMSR Trust 3 .247 01/19/39 2,427,742
Series - 2019 SFR1 (Class D)
9,000,000 (a),(d) Apidos CLO XXIV SOFR 3 M + 1.612% 7 .027 10/20/30 8,918,883
Series - 2016 24A (Class A2LX)
1,000,000 (a),(d) Apidos CLO XXIX SOFR 3 M + 1.812% 7 .190 07/25/30 999,213
Series - 2018 29A (Class A2)
2,514,243 (d) Apollo aviation securitization 2 .798 01/15/47 2,159,559
Series - 2021 2A (Class A)
1,910,000 (d) Avis Budget Rental Car Funding AESOP LLC 4 .240 09/22/25 1,884,110
Series - 2019 2A (Class C)

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,797,000 (d) Avis Budget Rental Car Funding AESOP LLC 2 .130% 08/20/27 $ 2,500,562
Series - 2021 1A (Class C)
5,075,000 (d) Avis Budget Rental Car Funding AESOP LLC 4 .080 02/20/28 4,466,761
Series - 2021 2A (Class D)
1,000,000 (a),(d) Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.910% 10 .264 12/23/24 937,400
Series - 2020 A (Class A)
1,211,002 (d) BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,155,914
Series - 2019 A (Class A)
496,341 (d) British Airways Pass Through Trust 8 .375 11/15/28 512,712
Series - 2020 A (Class A)
1,922,054 (d) British Airways Pass Through Trust 3 .800 09/20/31 1,796,813
Series - 2018 1 (Class AA)
4,000,000 (a),(d) BX Commercial Mortgage Trust 2023-XL3 SOFR 1 M + 1.761% 7 .121 12/09/40 4,009,994
Series - 2023 XL3 (Class A)
5,100,000 (d) Capital Automotive REIT 4 .520 02/15/50 4,633,225
Series - 2020 1A (Class B2)
3,154,810 (d) Capital Automotive REIT 1 .920 08/15/51 2,786,048
Series - 2021 1A (Class A3)
2,462,500 (d) Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 2,104,755
Series - 2020 1A (Class A3)
2,500,000 (d) Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 2,133,262
Series - 2020 1A (Class B1)
1,250,000 (a),(d) Cayuga Park CLO Ltd SOFR 3 M + 6.262% 1 .000 07/17/34 1,224,292
Series - 2020 1A (Class ER)
383,426 (a) C-BASS Trust SOFR 1 M + 0.274% 3 .400 07/25/36 366,752
Series - 2006 CB6 (Class A1)
6,451,318 (a),(d) CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 16,128
Series - 2007 1A (Class A2)
7,074 Centex Home Equity 5 .540 01/25/32 6,925
Series - 2002 A (Class AF6)
6,296,164 (d) CF Hippolyta LLC 2 .280 07/15/60 5,761,610
Series - 2020 1 (Class B1)
2,806,290 (d) CF Hippolyta LLC 2 .600 07/15/60 2,289,822
Series - 2020 1 (Class B2)
10,131,311 (d) CF Hippolyta LLC 1 .530 03/15/61 9,055,516
Series - 2021 1A (Class A1)
8,482,028 (d) CF Hippolyta LLC 1 .980 03/15/61 7,193,831
Series - 2021 1A (Class B1)
4,375,000 (a),(d) CIFC Funding SOFR 3 M + 1.712% 7 .105 04/15/34 4,330,812
Series - 2021 2A (Class B)
1,500,000 (a),(d) CIFC Funding Ltd SOFR 3 M + 2.562% 7 .964 01/17/35 1,505,541
Series - 2014 4RA (Class BR)
1,675,000 (d) Cologix Data Centers US Issuer LLC 3 .300 12/26/51 1,507,402
Series - 2021 1A (Class A2)
18,056 Countrywide Asset-Backed Certificates (Step Bond) 5 .216 10/25/27 14,445
Series - 2002 S4 (Class A5)
9,850,000 (d) Crescendo Royalty Funding LP 3 .567 12/20/51 9,079,908
Series - 2021 1 (Class A)
4,294,388 (d) DB Master Finance LLC 4 .021 05/20/49 4,133,984
Series - 2019 1A (Class A2II)
3,111,875 (d) DB Master Finance LLC 4 .352 05/20/49 2,998,435
Series - 2019 1A (Class A23)
2,327,500 (d) DB Master Finance LLC 2 .045 11/20/51 2,115,164
Series - 2021 1A (Class A2I)
6,762,000 (d) DB Master Finance LLC 2 .493 11/20/51 6,013,866
Series - 2021 1A (Class A2II)
662,928 (d) Diamond Resorts Owner Trust 2 .700 11/21/33 612,457
Series - 2021 1A (Class C)
345,275 (d) Diamond Resorts Owner Trust 3 .830 11/21/33 316,341
Series - 2021 1A (Class D)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 4,575,600 (d) Domino's Pizza Master Issuer LLC 4 .474% 10/25/45 $ 4,475,289
Series - 2015 1A (Class A2II)
1,520,000 (d) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 1,476,741
Series - 2018 1A (Class A2I)
451,918 (a),(d) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .570 05/25/37 446,629
Series - 2007 2 (Class A2C)
1,110,000 (d) Flexential Issuer, LLC 3 .250 11/27/51 996,137
Series - 2021 1A (Class A2)
775,000 (a),(d) GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 5.500% 10 .841 07/01/24 780,332
Series - 2022 2A (Class D)
1,550,000 (a),(d) GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 7.000% 12 .341 07/01/24 1,556,431
Series - 2022 2A (Class E)
217,897 (d) HERO Funding Trust 3 .280 09/20/48 191,677
Series - 2017 2A (Class A1)
435,794 (d) HERO Funding Trust 4 .070 09/20/48 393,576
Series - 2017 2A (Class A2)
4,525,000 (d) Hertz Vehicle Financing LLC 2 .050 12/26/25 4,355,052
Series - 2021 1A (Class C)
3,750,000 (d) HIFI A2 3 .939 02/01/62 3,488,160
Series - 2022 1A (Class A2)
425,073 (d) Hilton Grand Vacations Trust 4 .000 02/25/32 411,579
Series - 2018 AA (Class C)
1,059,758 (d) Hilton Grand Vacations Trust 2 .840 07/25/33 998,862
Series - 2019 AA (Class C)
24,380 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 6 .360 06/25/33 23,173
Series - 2003 1 (Class M1)
1,719,941 (d) Horizon Aircraft Finance II Ltd 3 .721 07/15/39 1,516,954
Series - 2019 1 (Class A)
7,475,013 (d) Horizon Aircraft Finance III Ltd 3 .425 11/15/39 5,867,841
Series - 2019 2 (Class A)
3,000,000 (d),(h) Industrial DPR Funding Ltd 5 .380 04/15/34 2,594,280
Series - 2022 1A (Class 1)
499,977 (a),(d) Invitation Homes Trust SOFR 1 M + 1.364% 6 .726 01/17/38 498,758
Series - 2018 SFR4 (Class B)
1,704,335 (d) Jonah Energy Abs I LLC 7 .200 11/20/37 1,712,212
Series - 2022 1 (Class A1)
1,000,000 (a),(d) Kendall Re Ltd U.S. Treasury Bill 3 M + 4.000% 4 .040 05/02/24 992,000
Series - 2020 A (Class A)
2,390,114 (d) Lunar Structured Aircraft Portfolio Notes 5 .682 10/15/46 1,983,197
Series - 2021 1 (Class C)
4,000,000 (a),(d) Madison Park Funding LIX Ltd SOFR 3 M + 2.362% 7 .757 01/18/34 4,009,740
Series - 2021 59A (Class C)
1,000,000 (a),(d) Madison Park Funding XXXVI Ltd SOFR 3 M + 3.500% 5 .981 04/15/35 1,005,213
Series - 2019 36A (Class D1R)
1,000,000 (a),(d) Magnetite XXIII Ltd SOFR 3 M + 6.562% 7 .484 01/25/35 1,001,016
Series - 2019 23A (Class ER)
3,500,000 (a),(d) Magnetite XXIII Ltd SOFR 3 M + 2.312% 7 .690 01/25/35 3,488,838
Series - 2019 23A (Class CR)
349,988 Mid-State Capital Trust 5 .745 01/15/40 345,011
Series - 2005 1 (Class A)
800,000 (a),(d) MSCG Trust 3 .462 06/07/35 700,392
Series - 2015 ALDR (Class C)
4,310,000 (a),(d) MSCG Trust 3 .462 06/07/35 3,688,136
Series - 2015 ALDR (Class D)
946,803 (d) MVW LLC 2 .230 05/20/39 861,236
Series - 2021 2A (Class C)
517,644 (d) MVW Owner Trust 3 .900 01/21/36 508,305
Series - 2018 1A (Class C)
546,805 (d) MVW Owner Trust 3 .330 11/20/36 522,496
Series - 2019 1A (Class C)

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,730,000 (a),(d) Myers Park CLO Ltd SOFR 3 M + 1.862% 7 .277% 10/20/30 $ 1,730,135
Series - 2018 1A (Class B1)
1,500,000 (d) NBC Funding LLC 4 .970 07/30/51 1,336,805
Series - 2021 1 (Class B)
1,000,000 (d) Oak Street Investment Grade Net Lease Fund Series 4 .230 01/20/51 820,658
Series - 2021 1A (Class B1)
1,000,000 (a),(d) Palmer Square CLO Ltd SOFR 3 M + 3.212% 5 .462 01/15/35 999,100
Series - 2021 3A (Class D)
2,500,000 (a),(d) Palmer Square CLO Ltd SOFR 3 M + 3.050% 8 .466 04/20/35 2,503,098
Series - 2022 1A (Class D)
735,577 (a),(d) PNMSR 2018-GT1 A Mtge SOFR 1 M + 3.515% 8 .871 08/25/25 736,525
Series - 2018 GT2 (Class A)
600,000 (d) Progress Residential Trust 2 .711 11/17/40 505,407
Series - 2021 SFR9 (Class D)
1,000,000 (d) Purchasing Power Funding LLC 4 .370 10/15/25 984,565
Series - 2021 A (Class D)
4,368,561 (d) Purewest Funding LLC 4 .091 12/22/36 4,194,624
Series - 2021 1 (Class A1)
500,000 (a),(d) Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 2.500% 7 .859 06/06/25 476,750
Series - 2020 A (Class A)
500,000 (a),(d) Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 3.660% 9 .019 06/06/25 461,600
Series - 2020 A (Class A)
2,400,000 (a),(d) Sanders RE II Ltd U.S. Treasury Bill 3 M + 3.290% 7 .980 04/07/25 2,316,720
Series - 2020 A (Class A)
1,526,851 (d) Settlement Fee Finance LLC 3 .840 11/01/49 1,507,893
Series - 2019 1A (Class A)
149,499 (d) Sierra Timeshare Receivables Funding LLC 4 .540 05/20/36 144,828
Series - 2019 2A (Class D)
1,181,783 (d) Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 1,112,919
Series - 2021 1A (Class C)
197,778 (d) SolarCity LMC 4 .800 11/20/38 194,307
Series - 2013 1 (Class A)
5,875,000 (d) Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,354,196
Series - 2021 1A (Class A2)
2,505,717 (d) START Ireland 5 .095 03/15/44 2,176,819
Series - 2019 1 (Class B)
102,068 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6 .370 09/25/34 96,506
Series - 2004 8 (Class M1)
5,250,000 (d) Taco Bell Funding LLC 4 .970 05/25/46 5,168,746
Series - 2016 1A (Class A23)
3,810,000 (d) Taco Bell Funding LLC 4 .940 11/25/48 3,709,035
Series - 2018 1A (Class A2II)
4,563,713 (d) Taco Bell Funding LLC 1 .946 08/25/51 4,090,022
Series - 2021 1A (Class A2I)
4,833,900 (d) Taco Bell Funding LLC 2 .294 08/25/51 4,147,994
Series - 2021 1A (Class A2II)
2,500,000 (a),(d) TCW CLO Ltd LIBOR 3 M + 7.122% 6 .985 07/25/34 2,425,270
Series - 2021 2A (Class E)
475,000 (d) Tricon American Homes Trust 2 .049 07/17/38 433,394
Series - 2020 SFR1 (Class B)
3,797,742 (e) United Airlines Pass Through Trust 3 .700 03/01/30 3,319,072
Series - 2018 1 (Class A)
5,321,625 (d) Vine 2 .790 11/15/50 4,760,836
Series - 2020 1A (Class A)
1,723,988 (d) Vine 6 .420 11/15/50 1,586,316
Series - 2020 1A (Class C)
2,000,000 (a),(d) Vitality Re XII Ltd U.S. Treasury Bill 3 M + 2.250% 2 .250 01/07/25 1,988,200
Series - 2020 A (Class A)
2,532,462 (d) Vivint Colar Financing V LLC 7 .370 04/30/48 2,361,936
Series - 2018 1A (Class B)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,579,786 (d) Wendys Funding LLC 3 .884% 03/15/48 $ 6,112,003
Series - 2018 1A (Class A2II)
5,464,877 (d) Wendy's Funding LLC 2 .370 06/15/51 4,711,763
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 230,680,586
OTHER MORTGAGE BACKED - 8 .9%
163,681 (a),(d) Agate Bay Mortgage Trust 3 .500 09/25/45 144,993
Series - 2015 6 (Class A9)
19,609 Alternative Loan Trust 5 .250 11/25/33 17,350
Series - 2003 J3 (Class 1A3)
1,500,000 (a),(d) Ashford Hospitality Trust SOFR 1 M + 2.022% 7 .384 06/15/35 1,452,383
Series - 2018 KEYS (Class C)
1,500,000 (a) BANK 3 .950 11/15/50 1,253,641
Series - 2017 BNK8 (Class B)
3,750,000 (d) BANK 2 .500 10/17/52 1,971,877
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 843,493
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3 .455 12/15/52 800,625
Series - 2019 BN23 (Class B)
2,000,000 BANK 1 .925 12/15/53 1,597,560
Series - 2020 BN30 (Class A4)
4,000,000 (a) BANK 6 .260 04/15/56 4,152,181
Series - 2023 5YR1 (Class A3)
4,500,000 (a),(d) BBCMS Mortgage Trust 4 .267 08/05/38 3,061,605
Series - 2018 CHRS (Class E)
1,769,000 (a),(d) Benchmark Mortgage Trust 2 .791 09/15/48 1,414,381
Series - 2020 IG2 (Class AM)
2,800,000 (a),(d) Benchmark Mortgage Trust 3 .133 09/15/48 2,208,937
Series - 2020 IG3 (Class AS)
5,000,000 (a),(d) Benchmark Mortgage Trust 3 .536 09/15/48 4,415,083
Series - 2020 IG3 (Class BXA)
1,100,000 Benchmark Mortgage Trust 4 .267 03/15/52 991,568
Series - 2019 B9 (Class AS)
3,600,000 (a) Benchmark Mortgage Trust 4 .510 05/15/53 3,463,207
Series - 2018 B7 (Class A4)
9,100,000 (d) Benchmark Mortgage Trust 4 .139 07/15/53 8,068,087
Series - 2020 B18 (Class AGNF)
6,500,000 (a) Benchmark Mortgage Trust 2 .563 02/15/54 4,065,130
Series - 2021 B23 (Class C)
2,000,000 Benchmark Mortgage Trust 2 .224 08/15/54 1,640,394
Series - 2021 B28 (Class A5)
2,000,000 Benchmark Mortgage Trust 5 .626 04/15/56 2,035,691
Series - 2023 B38 (Class A2)
4,092,347 (a),(d) BX Commercial Mortgage Trust SOFR 1 M + 1.034% 6 .396 10/15/36 4,083,005
Series - 2019 XL (Class A)
4,500,000 (a),(d) BXP Trust 2 .775 01/15/44 2,798,263
Series - 2021 601L (Class D)
1,800,000 (a) CD Mortgage Trust 3 .879 11/10/49 1,484,027
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust 3 .978 11/10/49 761,327
Series - 2016 CD2 (Class C)
1,400,000 (a) CD Mortgage Trust 4 .538 02/10/50 610,641
Series - 2017 CD3 (Class C)
219,241 (a),(d) CF Mortgage Trust 2 .840 04/15/25 209,449
Series - 2020 P1 (Class A1)
10,000,000 (a),(d) CF Mortgage Trust 3 .603 04/15/52 6,536,330
Series - 2020 P1 (Class A2)
5,000,000 (a) CFCRE Commercial Mortgage Trust 3 .502 11/10/49 4,606,223
Series - 2016 C6 (Class AM)

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,400,000 (a),(d) Citigroup Commercial Mortgage Trust SOFR 1 M + 2.014% 7 .376% 10/15/38 $ 3,287,577
Series - 2021 PRM2 (Class D)
1,129,262 (a),(d) Citigroup Commercial Mortgage Trust 4 .476 07/10/47 973,575
Series - 2014 GC23 (Class D)
2,600,000 (a) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 2,456,543
Series - 2015 GC29 (Class B)
1,650,000 (a) Citigroup Commercial Mortgage Trust 4 .138 04/10/48 1,522,526
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4 .233 04/10/49 2,492,852
Series - 2016 GC37 (Class B)
1,020,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 874,976
Series - 2019 GC41 (Class AS)
3,000,000 (a),(d) COMM Mortgage Trust 5 .391 08/10/46 2,610,908
Series - 2013 LC13 (Class D)
7,500,000 (a) COMM Mortgage Trust 4 .585 02/10/47 6,787,768
Series - 2014 CR14 (Class B)
5,000,000 COMM Mortgage Trust 4 .199 03/10/47 4,976,229
Series - 2014 UBS2 (Class AM)
1,120,000 COMM Mortgage Trust 4 .174 05/10/47 1,062,600
Series - 2014 CR17 (Class AM)
3,323,600 COMM Mortgage Trust 4 .377 05/10/47 3,046,652
Series - 2014 CR17 (Class B)
5,150,000 (a),(d) COMM Mortgage Trust 4 .767 06/10/47 2,710,243
Series - 2014 UBS3 (Class D)
3,307,500 (a) COMM Mortgage Trust 4 .456 07/15/47 3,231,365
Series - 2014 CR18 (Class B)
2,750,000 (a),(d) COMM Mortgage Trust 4 .697 08/10/47 2,359,853
Series - 2014 CR19 (Class D)
2,500,000 (d) COMM Mortgage Trust 3 .000 03/10/48 1,724,813
Series - 2015 CR22 (Class E)
2,600,000 (a),(d) COMM Mortgage Trust 4 .067 03/10/48 2,059,162
Series - 2015 CR22 (Class D)
3,340,500 (a) COMM Mortgage Trust 4 .067 03/10/48 3,012,792
Series - 2015 CR22 (Class C)
2,500,000 (a) COMM Mortgage Trust 4 .287 05/10/48 2,063,067
Series - 2015 CR23 (Class D)
2,500,000 (a) COMM Mortgage Trust 3 .463 08/10/48 2,027,586
Series - 2015 CR24 (Class D)
2,500,000 (a) COMM Mortgage Trust 4 .347 08/10/48 2,345,199
Series - 2015 CR24 (Class B)
3,000,000 (a) COMM Mortgage Trust 4 .347 08/10/48 2,682,611
Series - 2015 CR24 (Class C)
3,175,000 (a) COMM Mortgage Trust 4 .465 10/10/48 2,955,603
Series - 2015 CR26 (Class C)
7,610,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .837 03/25/42 7,965,793
Series - 2022 R03 (Class 1M2)
2,475,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .337 04/25/42 2,522,465
Series - 2022 R05 (Class 2M2)
15,720,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .187 05/25/42 16,555,609
Series - 2022 R06 (Class 1M2)
3,565,000 (a),(d) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .937 07/25/42 3,743,633
Series - 2022 R08 (Class 1M2)
5,675,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .087 09/25/42 6,151,085
Series - 2022 R09 (Class 2M2)
430,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12 .087 09/25/42 472,145
Series - 2022 R09 (Class 2B1)
9,681,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .087 12/25/42 10,247,455
Series - 2023 R01 (Class 1M2)
5,000,000 (a),(d) CPT Mortgage Trust 2 .997 11/13/39 3,044,610
Series - 2019 CPT (Class E)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,919,083 (a),(d) Credit Suisse Mortgage Capital Certificates 2 .405% 10/25/66 $ 1,582,761
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3 .505 04/15/50 3,243,763
Series - 2015 C1 (Class A4)
1,799,583 (a),(d) CSMC 2 .130 05/25/65 1,202,048
Series - 2021 NQM1 (Class M1)
1,850,000 (a),(d) CSMC Series 3 .388 10/25/59 1,681,454
Series - 2019 NQM1 (Class M1)
5,065,000 DBJPMortgage Trust 3 .539 05/10/49 4,718,547
Series - 2016 C1 (Class AM)
2,497,093 (a),(d) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7 .595 11/15/38 2,427,017
Series - 2021 ELP (Class E)
38,112 (a),(d) Flagstar Mortgage Trust 4 .000 09/25/48 35,678
Series - 2018 5 (Class A11)
1,282,590 (a),(d) Flagstar Mortgage Trust 2 .500 04/25/51 1,029,276
Series - 2021 2 (Class A4)
1,693,281 (a),(d) Flagstar Mortgage Trust 2 .500 06/01/51 1,358,855
Series - 2021 4 (Class A21)
8,271,577 (a),(d) Flagstar Mortgage Trust 3 .000 10/25/51 6,918,266
Series - 2021 10IN (Class A17)
3,000,000 (a),(d) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8 .826 11/15/36 2,816,161
Series - 2021 ARDN (Class E)
5,200,000 (a),(d) GS Mortgage Securities Corp Trust SOFR 1 M + 2.164% 7 .526 11/15/36 5,000,995
Series - 2021 ARDN (Class C)
2,571,041 (a),(d) GS Mortgage Securities Trust 4 .285 02/10/46 2,472,700
Series - 2013 GC10 (Class C)
2,250,000 (a) GS Mortgage Securities Trust 3 .983 10/10/49 1,793,500
Series - 2016 GS3 (Class C)
3,725,000 (a) GS Mortgage Securities Trust 3 .952 11/10/49 3,073,171
Series - 2016 GS4 (Class C)
2,000,000 (d) GS Mortgage Securities Trust 3 .000 08/10/50 1,443,921
Series - 2017 GS7 (Class D)
3,800,000 (a) GS Mortgage Securities Trust 4 .158 02/10/52 3,470,238
Series - 2019 GC38 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust 4 .761 02/10/52 1,240,858
Series - 2019 GC38 (Class C)
1,000,000 (a) GS Mortgage Securities Trust 3 .405 02/13/53 813,255
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 2,385,879
Series - 2020 GSA2 (Class A5)
43,773 (a),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 40,697
Series - 2019 PJ2 (Class A1)
114,331 (a),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 105,735
Series - 2019 PJ2 (Class A4)
240,133 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 203,268
Series - 2020 PJ4 (Class A4)
15,729,887 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .269 03/27/51 168,573
Series - 2020 PJ5 (Class AX1)
448,787 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 381,828
Series - 2020 PJ5 (Class A4)
1,006,062 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 807,363
Series - 2020 PJ6 (Class A4)
38,326,873 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .148 08/25/51 260,995
Series - 2021 PJ3 (Class AX1)
5,338,911 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 4,284,467
Series - 2021 PJ5 (Class A4)
3,711,874 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,104,575
Series - 2022 PJ2 (Class A36)
269,200 (a),(d) GS Mortgage-Backed Securities Trust 3 .630 05/25/50 227,609
Series - 2020 PJ1 (Class B2)

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,202,528 (a),(d) GS Mortgage-Backed Securities Trust 2 .500% 07/25/51 $ 965,026
Series - 2021 PJ2 (Class A4)
7,124,798 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,731,124
Series - 2021 PJ6 (Class A4)
8,452,836 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 6,783,387
Series - 2021 PJ7 (Class A4)
4,166,778 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,343,833
Series - 2021 PJ8 (Class A4)
1,504,744 (a),(d) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 1,152,481
Series - 2021 PJ7 (Class B2)
4,115,770 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,302,899
Series - 2021 PJ10 (Class A4)
2,407,766 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,087,685
Series - 2022 PJ1 (Class A8)
1,266,237 (a),(d) GS Mortgage-Backed Securities Trust 2 .832 05/28/52 987,924
Series - 2022 PJ1 (Class B2)
2,174,353 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 07/25/52 1,818,607
Series - 2022 INV1 (Class A4)
3,773,865 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 09/25/52 3,156,424
Series - 2022 HP1 (Class A4)
2,581,380 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 2,159,041
Series - 2022 PJ5 (Class A36)
2,329,532 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 01/25/53 1,948,398
Series - 2022 PJ6 (Class A24)
3,386,091 (a),(d) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 2,941,581
Series - 2023 PJ1 (Class A24)
191,034 (d) GSMPS Mortgage Loan Trust 7 .500 03/25/35 184,504
Series - 2005 RP2 (Class 1A2)
182,216 (d) GSMPS Mortgage Loan Trust 7 .500 09/25/35 179,241
Series - 2005 RP3 (Class 1A2)
969,059 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .090 08/19/45 885,509
Series - 2005 11 (Class 2A1A)
3,000,000 (a),(d) Hudson Yards Mortgage Trust 3 .443 07/10/39 2,442,895
Series - 2019 30HY (Class D)
1,000,000 (a),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 784,840
Series - 2019 55HY (Class D)
1,490,000 (a),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 1,071,057
Series - 2019 55HY (Class F)
636,626 (a),(d) Imperial Fund Mortgage Trust 2 .051 10/25/55 577,172
Series - 2020 NQM1 (Class A3)
440,000 (a),(d) Imperial Fund Mortgage Trust 3 .531 10/25/55 375,028
Series - 2020 NQM1 (Class M1)
29,823 (a) JP Morgan Alternative Loan Trust SOFR 1 M + 0.674% 6 .030 04/25/47 28,312
Series - 2007 S1 (Class A1)
319,615 (a),(d) JP Morgan Chase Commercial Mortgage Securities
Corp
3 .983 01/15/46 290,951
Series - 2013 C13 (Class D)
4,808,346 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,675,351
Series - 2017 JP7 (Class A3)
2,140,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .822 08/15/49 1,993,624
Series - 2016 JP2 (Class A4)
1,065,091 (a),(d) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .678 12/25/44 1,020,299
Series - 2015 1 (Class B1)
61,922 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/45 55,410
Series - 2015 3 (Class A19)
326,394 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/45 288,778
Series - 2015 6 (Class A13)
650,650 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/48 566,449
Series - 2018 3 (Class A13)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 951,353 (a),(d) JP Morgan Mortgage Trust 3 .500% 10/25/48 $ 821,250
Series - 2018 5 (Class A13)
695,293 (a),(d) JP Morgan Mortgage Trust 3 .684 10/26/48 676,959
Series - 2017 5 (Class A2)
845,138 (a),(d) JP Morgan Mortgage Trust 3 .888 12/25/48 715,728
Series - 2018 6 (Class B4)
122,616 (a),(d) JP Morgan Mortgage Trust 4 .000 02/25/49 111,636
Series - 2018 9 (Class A13)
38,064 (a),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 35,085
Series - 2019 1 (Class A3)
195,637 (a),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 179,270
Series - 2019 1 (Class A15)
354,752 (a),(d) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6 .420 10/25/49 343,851
Series - 2019 INV1 (Class A11)
2,363,746 (a),(d) JP Morgan Mortgage Trust 3 .823 06/25/50 2,041,969
Series - 2020 1 (Class B2)
12,383,134 (a),(d) JP Morgan Mortgage Trust 0 .139 07/25/51 81,939
Series - 2021 3 (Class AX1)
8,796,803 (a),(d) JP Morgan Mortgage Trust 0 .131 08/25/51 54,766
Series - 2021 4 (Class AX1)
991,467 (a),(d) JP Morgan Mortgage Trust 2 .881 08/25/51 769,475
Series - 2021 4 (Class B2)
16,899,132 (a),(d) JP Morgan Mortgage Trust 0 .137 10/25/51 109,082
Series - 2021 6 (Class AX1)
3,021,935 (a),(d) JP Morgan Mortgage Trust 2 .500 10/25/51 2,425,098
Series - 2021 6 (Class A15)
4,577,129 (a),(d) JP Morgan Mortgage Trust 0 .400 12/25/51 98,918
Series - 2021 INV2 (Class AX4)
1,001,719 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 803,878
Series - 2021 10 (Class A15)
1,086,320 (a),(d) JP Morgan Mortgage Trust 2 .500 02/25/52 871,770
Series - 2021 12 (Class A15)
1,645,503 (a),(d) JP Morgan Mortgage Trust 2 .500 05/25/52 1,320,514
Series - 2021 14 (Class A15)
1,064,179 (a),(d) JP Morgan Mortgage Trust 2 .927 05/25/52 857,899
Series - 2021 LTV2 (Class A3)
1,601,478 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 1,335,472
Series - 2022 2 (Class A25)
2,218,869 (a),(d) JP Morgan Mortgage Trust 3 .000 09/25/52 1,850,315
Series - 2022 INV3 (Class A6)
4,207,479 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/52 3,655,142
Series - 2022 LTV2 (Class A6)
2,914,236 (a),(d) JP Morgan Mortgage Trust 3 .000 12/25/52 2,437,438
Series - 2022 7 (Class 1A17)
990,765 (a),(d) JP Morgan Mortgage Trust 4 .000 12/25/52 886,685
Series - 2022 7 (Class 2A6A)
136,285 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 134,978
Series - 2014 C23 (Class ASB)
1,688,355 (a) JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 1,629,690
Series - 2014 C23 (Class B)
1,550,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 1,447,999
Series - 2014 C23 (Class C)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3 .634 02/15/48 4,773,886
Series - 2015 C27 (Class AS)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 3,280,192
Series - 2015 C31 (Class AS)
6,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 4,990,316
Series - 2015 C31 (Class B)
2,500,000 (a),(d) JPMBB Commercial Mortgage Securities Trust 4 .202 03/17/49 2,020,668
Series - 2016 C1 (Class D1)

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,800,000 JPMDB Commercial Mortgage Securities Trust 2 .536% 05/13/53 $ 1,988,641
Series - 2020 COR7 (Class AS)
10,000,000 (d) Liberty Street Trust 3 .597 02/10/36 9,163,260
Series - 2016 225L (Class A)
887,211 (d) Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 813,822
Series - 2014 C19 (Class LNC2)
3,682,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 3,507,349
Series - 2014 C19 (Class B)
132,191 (a) Morgan Stanley Capital I Trust 6 .079 12/12/49 56,066
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 283,196
Series - 2017 HR2 (Class A4)
2,150,000 (a) Morgan Stanley Capital I Trust 4 .429 07/15/51 2,010,793
Series - 2018 H3 (Class AS)
937,434 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 820,158
Series - 2021 4 (Class A4)
1,500,000 (d) MRCD Mortgage Trust 2 .718 12/15/36 891,300
Series - 2019 PARK (Class E)
9,422,316 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 8,562,860
Series - 2019 MILE (Class A)
3,000,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 3.579% 8 .941 07/15/36 2,120,057
Series - 2019 MILE (Class E)
4,500,000 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .691 07/15/36 2,945,388
Series - 2019 MILE (Class F)
78,833 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5 .950 02/25/36 77,333
Series - 2005 3 (Class A1)
4,984,675 (a),(d) OBX Trust 2 .500 07/25/51 4,000,194
Series - 2021 J2 (Class A19)
3,844,823 (a),(d) OBX Trust 4 .000 10/25/52 3,440,926
Series - 2022 INV5 (Class A13)
318,389 (a),(d) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 304,428
Series - 2018 1 (Class A2)
1,519,125 (a),(d) Oceanview Mortgage Trust 2 .500 05/25/51 1,219,095
Series - 2021 1 (Class A19)
1,049,099 (a),(d) Oceanview Mortgage Trust 4 .500 11/25/52 989,344
Series - 2022 1 (Class A1)
5,700,000 (d) One Bryant Park Trust 2 .516 09/15/54 4,837,282
Series - 2019 OBP (Class A)
3,456,328 (a),(d) OPEN Trust SOFR 1 M + 5.236% 10 .598 10/15/28 3,483,352
Series - 2023 AIR (Class C)
1,378,123 (a),(d) RCKT Mortgage Trust 3 .500 06/25/52 1,197,210
Series - 2022 4 (Class A22)
151,410 (a),(d) Sequoia Mortgage Trust 3 .500 05/25/45 137,208
Series - 2015 2 (Class A1)
186,907 (a),(d) Sequoia Mortgage Trust 3 .500 06/25/46 164,896
Series - 2016 1 (Class A19)
547,234 (a),(d) Sequoia Mortgage Trust 3 .500 02/25/47 479,138
Series - 2017 2 (Class A19)
1,122,586 (a),(d) Sequoia Mortgage Trust 3 .721 09/25/47 1,035,643
Series - 2017 6 (Class B1)
209,372 (a),(d) Sequoia Mortgage Trust 3 .500 03/25/48 185,316
Series - 2018 3 (Class A1)
15,990 (a),(d) Sequoia Mortgage Trust 4 .000 09/25/48 14,767
Series - 2018 7 (Class A19)
1,747,356 (a),(d) Sequoia Mortgage Trust 3 .000 04/25/50 1,461,335
Series - 2020 3 (Class A19)
2,500,000 (d) SLG Office Trust 2 .851 07/15/41 1,895,893
Series - 2021 OVA (Class E)
2,319,312 (a),(d) SMR Mortgage Trust SOFR 1 M + 2.400% 7 .762 02/15/39 2,176,395
Series - 2022 IND (Class B)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,500,000 (a),(d) Spruce Hill Mortgage Loan Trust 3 .827% 01/28/50 $ 3,190,787
Series - 2020 SH1 (Class B1)
530,000 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 4.350% 9 .687 04/25/42 558,079
Series - 2022 DNA3 (Class M2)
219,003 (a),(d) STACR 3 .842 05/25/48 208,369
Series - 2018 SPI2 (Class M2B)
428,001 (a),(d) UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 381,937
Series - 2013 C5 (Class B)
213,522 (d) Verus Securitization Trust 2 .321 05/25/65 202,778
Series - 2020 4 (Class A3)
2,643,458 (a),(d) Verus Securitization Trust 2 .240 10/25/66 2,202,095
Series - 2021 7 (Class A3)
1,700,000 (a),(d) VNDO Trust 3 .903 01/10/35 1,334,709
Series - 2016 350P (Class E)
460,758 (d) VSE VOI Mortgage LLC 4 .020 02/20/36 448,812
Series - 2018 A (Class C)
6,820 (a) Washington Mutual Mortgage Pass-Through
Certificates Trust
5 .707 08/25/38 6,628
Series - 2004 RA3 (Class 2A)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4 .140 05/15/48 1,720,914
Series - 2015 NXS1 (Class D)
1,200,000 (d) Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 1,052,148
Series - 2015 NXS3 (Class D)
69,382 (a),(d) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 64,848
Series - 2019 2 (Class A17)
283,887 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 236,791
Series - 2020 4 (Class A17)
6,566,091 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,269,278
Series - 2021 2 (Class A17)
1,243,829 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 998,171
Series - 2022 2 (Class A18)
1,581,624 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 1,322,855
Series - 2022 INV1 (Class A18)
2,739,646 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 2,379,999
Series - 2022 INV1 (Class A17)
5,277,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 5,155,056
Series - 2014 C24 (Class A5)
81,899 (a),(d) WinWater Mortgage Loan Trust 3 .919 06/20/44 69,037
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 410,573,833
TOTAL STRUCTURED ASSETS 641,254,419
(Cost $721,889,548)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
ENERGY - 0 .0%
1,538 (h),(i) Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
MATERIALS - 0 .0%
415,953 (i) Petra Diamonds Ltd 371,136
TOTAL MATERIALS 371,136
SOFTWARE & SERVICES - 0 .0%
1,010 (i) Avaya, Inc 6,565
4,815 (i) Avaya, Inc 31,298
TOTAL SOFTWARE & SERVICES 37,863
TOTAL COMMON STOCKS 409,014
(Cost $457,866)

Core Plus Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0 .1%
34,686 Morgan Stanley $ 858,826
139,125 Morgan Stanley 3,640,901
TOTAL FINANCIAL SERVICES 4,499,727
TOTAL PREFERRED STOCKS 4,499,727
(Cost $4,394,529)
TOTAL LONG-TERM INVESTMENTS 4,477,519,826
(Cost $4,819,773,662)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.9%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/24/24 9,962,372
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/05/24 4,994,935
2,000,000 FHLB 0 .000 01/08/24 1,997,105
TOTAL GOVERNMENT AGENCY DEBT 16,954,412
REPURCHASE AGREEMENT - 1 .5%
68,150,000 (j) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 68,150,000
TOTAL REPURCHASE AGREEMENT 68,150,000
TREASURY DEBT - 1 .0%
10,000,000 United States Treasury Bill 0 .000 01/02/24 10,000,000
25,000,000 United States Treasury Bill 0 .000 02/22/24 24,814,156
14,500,000 United States Treasury Bill 0 .000 02/27/24 14,380,853
TOTAL TREASURY DEBT 49,195,009
TOTAL SHORT-TERM INVESTMENTS 134,299,421
(Cost $134,317,666)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
46,791,607 (k) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 46,791,607
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 46,791,607
(Cost $46,791,607)
TOTAL INVESTMENTS - 101.0% 4,658,610,854
(Cost $5,000,882,935)
OTHER ASSETS & LIABILITIES, NET - (1.0)% (48,122,131)
NET ASSETS - 100.0% $ 4,610,488,723

See Notes to Portfolios of Investments
Principal denominated in U.S. Dollars, unless otherwise noted.
AVG Average
BRL Brazilian Real
COP Colombia Peso
D Day
DOP Dominican Republic Peso
EUR Euro
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c)
In default
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $64,453,687.
(f)
Perpetual security
(g)
Payment in Kind Bond
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i)
Non-income producing
(j) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $68,190,284 on 1/2/24, collateralized by Government Agency
Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $69,513,082.
(k)
Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,116,447 EUR 1,987,655 Toronto Dominion Bank 01/16/24  $ (79,295)
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/28 $ 278,190,000 $ (16,691,269) $ (2,174,306) $ (14,516,963)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 29,700,000 (1,781,986) (1,618,666) (163,320)
Total $ (18,473,255) $ (3,792,972) $ (14,680,283)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.7%
LONG-TERM MUNICIPAL BONDS - 97.7%
ALABAMA
-
1 .1%
$ 220,000 City of Andalusia AL 4 .000% 10/01/33 $ 227,481
500,000 City of Birmingham AL 5 .000 12/01/30 549,606
630,000 County of Mobile AL 5 .000 02/01/34 704,777
1,000,000 University of South Alabama 5 .000 11/01/31 1,046,493
TOTAL ALABAMA 2,528,357
ALASKA
-
0 .2%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 520,863
TOTAL ALASKA 520,863
ARIZONA
-
0 .6%
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 170,393
190,000 Pinal County Electric District No 3 5 .000 07/01/33 199,837
1,005,000 Salt River Project Agricultural Improvement & Power
District
5 .000 01/01/38 1,081,749
TOTAL ARIZONA 1,451,979
ARKANSAS
-
0 .5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,088,707
TOTAL ARKANSAS 1,088,707
CALIFORNIA
-
2 .8%
1,090,000 California County Tobacco Securitization Agency 4 .000 06/01/36 1,124,715
365,000 California Educational Facilities Authority 5 .000 12/01/29 396,995
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,584,107
185,000 California Municipal Finance Authority 4 .000 07/15/29 182,111
225,000 (a) California Statewide Communities Development
Authority
5 .000 12/01/28 234,816
115,000 City & County of San Francisco CA 3 .000 06/15/32 115,072
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/35 1,130,223
195,000 Long Beach Community College District 3 .000 08/01/37 185,281
415,000 Palmdale Community Redevelopment Agency
Successor Agency
5 .000 09/01/31 442,914
800,000 Sacramento City Unified School District 5 .000 08/01/39 900,347
TOTAL CALIFORNIA 6,296,581
COLORADO
-
0 .7%
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 1,020,042
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 255,091
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 333,373
TOTAL COLORADO 1,608,506
CONNECTICUT
-
5 .0%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,287,080
765,000 Capital Region Development Authority 5 .000 06/15/33 830,918
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,131,821
630,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/29 657,492
330,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/30 343,874
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/32 371,980
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/33 371,424

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
CONNECTICUT—continued
$ 1,540,000 State of Connecticut 3 .000% 01/15/36 $ 1,500,625
255,000 State of Connecticut 5 .000 11/15/38 295,719
200,000 (b) State of Connecticut 5 .000 01/15/39 233,471
1,000,000 State of Connecticut Special Tax Revenue 5 .000 05/01/34 1,150,193
2,000,000 University of Connecticut 5 .000 03/15/28 2,094,874
TOTAL CONNECTICUT 11,269,471
FLORIDA
-
5 .5%
1,000,000 Alachua County Health Facilities Authority 5 .000 12/01/31 1,084,620
210,000 City of Mount Dora FL Fire Protection Assessment
Revenue
5 .000 05/01/30 227,206
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/28 266,284
1,500,000 County of Miami-Dade FL Aviation Revenue 4 .000 10/01/36 1,571,126
550,000 County of Okaloosa FL Sales Tax Revenue 5 .000 10/01/33 613,287
3,000,000 Escambia County Health Facilities Authority 5 .000 08/15/32 3,198,724
1,250,000 (a) Florida Development Finance Corp 8 .000 07/01/57 1,275,985
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 188,224
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 203,810
400,000 Hillsborough County Port District 5 .000 06/01/29 431,994
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,073,377
210,000 Miami-Dade County Educational Facilities Authority 5 .000 04/01/28 228,565
255,000 Miami-Dade County Health Facilities Authority 4 .000 08/01/37 260,289
250,000 Palm Beach County School District 5 .000 08/01/39 289,149
500,000 Pinellas County School Board 4 .000 07/01/36 532,381
500,000 School District of Broward County 5 .000 07/01/31 520,736
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 576,901
TOTAL FLORIDA 12,542,658
GEORGIA
-
3 .1%
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 1,008,759
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,255,668
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,047,439
1,165,000 Main Street Natural Gas, Inc 5 .000 06/01/28 1,221,820
1,000,000 Main Street Natural Gas, Inc 5 .000 12/01/30 1,066,094
1,500,000 Municipal Electric Authority of Georgia 5 .000 01/01/62 1,549,013
TOTAL GEORGIA 7,148,793
GUAM
-
0 .2%
200,000 Port Authority of Guam 5 .000 07/01/29 213,566
200,000 Port Authority of Guam 5 .000 07/01/30 213,325
TOTAL GUAM 426,891
HAWAII
-
0 .4%
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 1,010,351
TOTAL HAWAII 1,010,351
ILLINOIS
-
13 .9%
500,000 Chicago Housing Authority 5 .000 01/01/33 535,242
300,000 Chicago O'Hare International Airport 5 .000 01/01/28 315,484
1,000,000 Chicago O'Hare International Airport 5 .000 01/01/32 1,008,774
1,250,000 City of Chicago IL 5 .000 01/01/29 1,343,468
3,315,000 City of Chicago IL 5 .000 01/01/29 3,562,876
1,000,000 City of Chicago IL 4 .000 01/01/35 1,004,001
270,000 City of LeRoy IL 3 .000 12/01/35 246,513
200,000 City of Waukegan IL Water & Sewer System Revenue 5 .000 12/30/31 223,176
150,000 Cook County School District No 78 Rosemont 5 .000 12/01/31 170,654
1,750,000 County of Cook IL 5 .000 11/15/31 1,824,584
1,160,000 County of Cook IL Sales Tax Revenue 5 .000 11/15/36 1,295,605
2,000,000 Illinois Finance Authority 5 .000 10/01/34 2,060,374
475,000 Illinois Finance Authority 5 .000 10/01/36 495,783
275,000 (b) Illinois State Toll Highway Authority 5 .000 01/01/39 323,442
700,000 Illinois State Toll Highway Authority 4 .000 01/01/42 708,712

5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
ILLINOIS—continued
$ 630,000 Illinois State Toll Highway Authority 4 .000% 01/01/46 $ 625,519
225,000 Madison & Jersey Counties Unit School District No
11-Alton
5 .000 12/01/30 247,927
305,000 Metropolitan Pier & Exposition Authority 4 .000 06/15/52 287,407
2,000,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .000 12/01/30 2,118,639
1,500,000 Sales Tax Securitization Corp 5 .000 01/01/30 1,623,673
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,792,059
2,000,000 State of Illinois 5 .000 06/01/28 2,078,438
1,655,000 State of Illinois 4 .000 02/01/30 1,694,582
1,500,000 State of Illinois 5 .000 03/01/37 1,648,929
1,043,000 Village of Bolingbrook IL 4 .000 03/01/30 1,066,728
250,000 Village of Broadview IL 5 .000 12/01/28 267,828
200,000 Village of Broadview IL 5 .000 12/01/29 214,100
545,000 Village of Broadview IL 5 .000 12/01/30 583,421
745,000 Village of Broadview IL 5 .000 12/01/33 799,826
500,000 Village of Matteson IL 5 .000 12/01/35 548,041
TOTAL ILLINOIS 31,715,805
INDIANA
-
1 .4%
500,000 Brownsburg 1999 School Building Corp 5 .000 01/15/30 544,403
1,045,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/37 1,315,907
1,000,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/39 1,242,433
TOTAL INDIANA 3,102,743
KENTUCKY
-
1 .2%
200,000 Kentucky State Property & Building Commission 3 .500 05/01/32 201,493
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,309,725
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,305,370
TOTAL KENTUCKY 2,816,588
LOUISIANA
-
1 .1%
480,000 City of New Orleans LA Sewerage Service Revenue 4 .000 06/01/36 503,521
500,000 New Orleans Aviation Board 5 .000 10/01/33 547,892
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,351,281
TOTAL LOUISIANA 2,402,694
MARYLAND
-
0 .9%
2,000,000 County of Baltimore MD 4 .000 01/01/29 2,039,131
TOTAL MARYLAND 2,039,131
MASSACHUSETTS
-
0 .2%
500,000 Massachusetts Development Finance Agency 5 .000 12/01/29 531,541
TOTAL MASSACHUSETTS 531,541
MICHIGAN
-
3 .0%
500,000 Charlotte Public School District 4 .000 05/01/36 536,522
200,000 City of Monroe MI 4 .000 05/01/36 206,627
1,000,000 Michigan Finance Authority 5 .000 12/01/36 1,128,526
2,000,000 Michigan State Housing Development Authority 4 .500 12/01/38 2,101,805
385,000 Wayne County Airport Authority 5 .000 12/01/29 427,461
2,270,000 Wayne-Westland Community Schools 4 .000 11/01/38 2,357,810
TOTAL MICHIGAN 6,758,751
MINNESOTA
-
0 .9%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,100,162
70,000 Duluth Economic Development Authority 5 .000 02/15/33 74,441
250,000 Forest Lake Independent School District No 831 3 .000 02/01/30 251,484
400,000 Hawley Independent School District No 150 5 .000 02/01/38 443,281

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
MINNESOTA—continued
$ 285,000 Minneapolis, Minnesota, Hennepin County, Plymouth
Intermediate District No 287
4 .000% 05/01/31 $ 289,728
TOTAL MINNESOTA 2,159,096
MISSISSIPPI
-
2 .0%
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,039,760
800,000 Mississippi Development Bank 4 .000 10/01/38 820,392
2,485,000 State of Mississippi Gaming Tax Revenue 5 .000 10/15/33 2,685,194
TOTAL MISSISSIPPI 4,545,346
MISSOURI
-
1 .5%
2,500,000 City of Kansas City MO Sanitary Sewer System Revenue 3 .000 01/01/37 2,358,354
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 475,887
555,000 North Kansas City School District No 74 3 .000 03/01/32 543,002
TOTAL MISSOURI 3,377,243
NEVADA
-
0 .4%
700,000 County of Clark NV 3 .125 11/01/35 688,439
200,000 State of Nevada 3 .125 02/01/31 200,232
TOTAL NEVADA 888,671
NEW JERSEY
-
7 .6%
350,000 Gloucester County Improvement Authority 5 .000 07/01/34 397,202
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,762,507
1,000,000 New Jersey Educational Facilities Authority 5 .000 07/01/27 1,050,947
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,051,564
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 841,226
1,120,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/34 1,184,816
3,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 3,292,415
1,000,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/36 1,042,550
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,856,412
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,050,589
500,000 South Jersey Port Corp 5 .000 01/01/48 510,720
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,150,567
TOTAL NEW JERSEY 17,191,515
NEW MEXICO
-
0 .5%
1,040,000 New Mexico Finance Authority 5 .000 06/15/31 1,048,686
TOTAL NEW MEXICO 1,048,686
NEW YORK
-
7 .3%
650,000 City of New York NY 5 .000 08/01/39 713,927
200,000 Long Island Power Authority 3 .000 09/01/36 197,730
545,000 Metropolitan Transportation Authority 4 .000 11/15/34 551,299
10,000 Metropolitan Transportation Authority 4 .000 11/15/34 10,188
220,000 Metropolitan Transportation Authority 4 .000 11/15/37 221,834
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,314,548
160,000 New York City Industrial Development Agency 3 .000 01/01/46 127,877
200,000 New York City Municipal Water Finance Authority 3 .500 06/15/32 201,358
1,750,000 New York State Dormitory Authority 5 .000 07/01/33 1,858,906
125,000 New York State Dormitory Authority 5 .000 07/01/38 140,531
1,000,000 New York State Urban Development Corp 5 .000 03/15/35 1,157,614
305,000 New York State Urban Development Corp 5 .000 03/15/38 329,312
375,000 New York Transportation Development Corp 5 .000 07/01/30 376,397
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,062,119
715,000 New York Transportation Development Corp 5 .000 01/01/36 723,765
635,000 New York Transportation Development Corp 5 .000 12/01/36 686,068
505,000 New York Transportation Development Corp 5 .000 12/01/36 548,824
140,000 New York Transportation Development Corp 5 .500 06/30/39 154,932
1,500,000 Port Authority of New York & New Jersey 5 .000 07/15/31 1,678,347
1,000,000 Port Authority of New York & New Jersey 4 .000 11/01/34 1,033,829
1,000,000 Port Authority of New York & New Jersey 5 .000 11/01/35 1,091,117

5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
NEW YORK—continued
$ 1,625,000 Port Authority of New York & New Jersey 4 .000% 07/15/36 $ 1,678,488
500,000 Triborough Bridge & Tunnel Authority 5 .000 11/15/37 596,058
100,000 Watervliet City School District 3 .500 06/15/34 99,998
TOTAL NEW YORK 16,555,066
NORTH CAROLINA
-
1 .2%
100,000 Appalachian State University 3 .000 10/01/31 99,061
250,000 Charlotte-Mecklenburg Hospital Authority 5 .000 01/15/30 285,037
1,000,000 North Carolina Capital Facilities Finance Agency 5 .000 05/01/31 1,125,037
830,000 North Carolina Housing Finance Agency 4 .900 07/01/43 874,824
210,000 North Carolina Medical Care Commission 4 .000 02/01/36 220,329
255,000 North Carolina Medical Care Commission 3 .000 07/01/36 239,772
TOTAL NORTH CAROLINA 2,844,060
OHIO
-
2 .3%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,099,071
200,000 City of Akron OH Income Tax Revenue 3 .500 12/01/33 200,623
240,000 City of Toledo OH 4 .000 12/01/29 254,708
250,000 City of Toledo OH 4 .000 12/01/30 264,503
200,000 City of Toledo OH 4 .000 12/01/31 211,445
1,500,000 County of Miami OH 5 .000 08/01/32 1,624,488
725,000 County of Montgomery OH 5 .000 08/01/36 799,133
235,000 Jackson Milton Local School District 4 .000 06/01/31 238,392
300,000 Lebanon City School District 3 .000 12/01/36 286,295
175,000 State of Ohio 5 .000 01/15/35 191,327
TOTAL OHIO 5,169,985
OKLAHOMA
-
0 .7%
695,000 Marshall County Educational Facilities Authority 5 .000 09/01/31 757,556
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 754,638
TOTAL OKLAHOMA 1,512,194
OREGON
-
0 .5%
3,000,000 (a),(c) Oregon State Business Development Commission 6 .500 04/01/31 300
1,000,000 (c) Oregon State Business Development Commission 11 .500 04/01/31 10
625,000 (a),(c) Oregon State Business Development Commission 9 .000 04/01/37 62
1,000,000 Tri-County Metropolitan Transportation District of
Oregon
5 .000 10/01/28 1,093,972
TOTAL OREGON 1,094,344
PENNSYLVANIA
-
2 .9%
1,100,000 Allegheny County Higher Education Building Authority 5 .000 03/01/29 1,142,464
670,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/30 702,250
1,025,000 Norristown Area School District 4 .000 09/01/31 1,053,761
500,000 Pennsylvania Economic Development Financing
Authority
5 .000 10/15/34 572,509
1,500,000 School District of the City of Erie 5 .000 04/01/28 1,624,472
500,000 South Wayne County Water and Sewer Authority 4 .000 02/15/37 522,004
915,000 Township of Northampton PA 4 .000 05/15/33 927,137
TOTAL PENNSYLVANIA 6,544,597
RHODE ISLAND
-
0 .4%
825,000 Rhode Island Commerce Corp 5 .000 06/15/27 890,998
TOTAL RHODE ISLAND 890,998
SOUTH CAROLINA
-
2 .2%
2,000,000 Center for Arts & Health Sciences Public Facilities Corp 4 .000 10/01/37 2,078,632
170,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/28 184,448
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/29 292,143
500,000 South Carolina Public Service Authority 4 .000 12/01/37 509,746
890,000 South Carolina Public Service Authority 4 .000 12/01/40 895,437

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
SOUTH CAROLINA—continued
$ 1,000,000 Spartanburg Regional Health Services District 4 .000% 04/15/37 $ 1,019,230
TOTAL SOUTH CAROLINA 4,979,636
TENNESSEE
-
3 .4%
180,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4 .000 05/01/37 186,781
1,000,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/33 1,045,758
1,140,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/38 1,160,637
2,305,000 Metropolitan Nashville Airport Authority 5 .000 07/01/35 2,532,285
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 758,049
2,000,000 Tennessee Energy Acquisition Corp 5 .000 05/01/53 2,088,669
TOTAL TENNESSEE 7,772,179
TEXAS
-
12 .5%
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/28 386,705
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/29 392,468
400,000 Atascosa County Industrial Development Corp 5 .000 12/15/30 454,288
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,129,243
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,312,380
750,000 Central Texas Regional Mobility Authority 4 .000 01/01/36 784,002
900,000 City of Austin TX Airport System Revenue 5 .000 11/15/39 902,385
310,000 City of Baytown TX 3 .500 02/01/29 311,570
1,000,000 City of El Paso TX 4 .000 08/15/35 1,052,164
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,157,970
1,970,000 City of Houston TX 5 .000 03/01/32 2,114,671
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,176,837
1,000,000 Conroe Independent School District 2 .500 02/15/37 884,280
500,000 County of Galveston TX 4 .000 02/01/38 505,950
985,000 County of Nueces TX 5 .000 02/15/34 1,026,538
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,276,063
1,125,000 Fort Worth Independent School District 5 .000 02/15/35 1,340,978
400,000 Harris County Municipal Utility District No 367 3 .000 09/01/31 386,553
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,094,321
420,000 Port Freeport TX 5 .000 06/01/28 447,333
825,000 Port Freeport TX 5 .000 06/01/29 873,846
865,000 Port Freeport TX 5 .000 06/01/30 914,644
935,000 Port Freeport TX 5 .000 06/01/32 984,141
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,200,053
2,500,000 Texas Private Activity Bond Surface Transportation Corp 5 .000 12/31/35 2,711,921
1,370,000 University of Houston 4 .000 02/15/37 1,382,936
285,000 Williamson County Municipal Utility District No 19 4 .250 08/15/37 293,645
TOTAL TEXAS 28,497,885
UTAH
-
1 .2%
475,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/31 509,443
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/32 1,071,978
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/33 1,071,482
TOTAL UTAH 2,652,903
VIRGIN ISLANDS
-
2 .0%
2,000,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/25 2,018,983
2,500,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/33 2,548,178
TOTAL VIRGIN ISLANDS 4,567,161
VIRGINIA
-
2 .0%
1,065,000 County of Fairfax VA Sewer Revenue 4 .000 07/15/38 1,129,714
700,000 Virginia College Building Authority 3 .000 02/01/32 690,713
350,000 Virginia Housing Development Authority 4 .375 07/01/38 364,997
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 2,024,081

5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
VIRGINIA—continued
$ 400,000 Virginia Small Business Financing Authority 5 .000% 12/31/47 $ 421,323
TOTAL VIRGINIA 4,630,828
WASHINGTON
-
2 .2%
1,610,000 City of Tukwila WA 3 .000 12/01/31 1,598,344
1,000,000 Pend Oreille County Public Utility District No  Box
Canyon
5 .000 01/01/29 1,064,335
1,000,000 Pierce County School District No 403 Bethel 4 .000 12/01/37 1,055,842
1,000,000 State of Washington 5 .000 02/01/39 1,074,284
270,000 State of Washington 5 .000 06/01/39 296,111
TOTAL WASHINGTON 5,088,916
WEST VIRGINIA
-
0 .9%
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 775,454
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,251,005
TOTAL WEST VIRGINIA 2,026,459
WISCONSIN
-
1 .2%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,035,121
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,033,336
755,000 State of Wisconsin 4 .000 05/01/41 765,115
TOTAL WISCONSIN 2,833,572
WYOMING
-
0 .1%
250,000 Wyoming Municipal Power Agency, Inc 4 .000 01/01/36 261,356
TOTAL WYOMING 261,356
TOTAL LONG-TERM MUNICIPAL BONDS 222,393,106
(Cost $229,683,149)
TOTAL LONG-TERM INVESTMENTS 222,393,106
(Cost $229,683,149)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 1 .3%
2,890,000 (d) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 2,890,000
TOTAL REPURCHASE AGREEMENT 2,890,000
TREASURY DEBT - 0 .1%
232,000 United States Treasury Bill 0 .000 01/02/24 232,000
TOTAL TREASURY DEBT 232,000
TOTAL SHORT-TERM INVESTMENTS 3,122,000
(Cost $3,121,966)
TOTAL INVESTMENTS - 99.1% 225,515,106
(Cost $232,805,115)
OTHER ASSETS & LIABILITIES, NET - 0.9% 2,082,651
NET ASSETS - 100.0% $ 227,597,757
(a) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(b)
When-issued or delayed delivery security.
(c)
In default
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $2,891,708 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $2,947,806.

Portfolio of Investments
Green Bond Fund December 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 95.1%
BANK LOAN OBLIGATIONS - 1.2%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
$ 487,500 (a) LTR Intermediate Holdings, Inc SOFR 4 M + 4.500% 10 .110% 05/05/28 $ 453,984
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 453,984
UTILITIES - 0 .9%
434,973 (a) Exgen Renewables IV LLC SOFR 4 M + 2.500% 8 .150 12/15/27 435,447
905,000 (a) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .948 05/21/29 905,281
TOTAL UTILITIES 1,340,728
TOTAL BANK LOAN OBLIGATIONS 1,794,712
(Cost $1,810,343)
CORPORATE BONDS - 47 .9%
AUTOMOBILES & COMPONENTS - 1 .8%
1,250,000 Ford Motor Co 3 .250 02/12/32 1,039,630
775,000 General Motors Co 5 .400 10/15/29 788,795
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 883,278
TOTAL AUTOMOBILES & COMPONENTS 2,711,703
BANKS - 4 .0%
1,200,000 (b) ABN AMRO Bank NV 2 .470 12/13/29 1,055,650
1,000,000 Bank of America Corp 0 .981 09/25/25 965,133
1,000,000 Bank of America Corp 2 .456 10/22/25 973,753
1,000,000 Bank of Nova Scotia 0 .650 07/31/24 972,113
250,000 Citigroup, Inc 6 .069 10/30/24 250,140
1,000,000 JPMorgan Chase & Co 0 .768 08/09/25 969,672
1,000,000 Wells Fargo & Co 4 .540 08/15/26 989,322
TOTAL BANKS 6,175,783
CAPITAL GOODS - 1 .0%
1,250,000 Conservation Fund 3 .474 12/15/29 1,102,584
260,000 (a) Nature Conservancy SOFR 3 M + 1.342% 6 .719 02/01/24 259,999
250,000 (b) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 220,747
TOTAL CAPITAL GOODS 1,583,330
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
500,000 Nature Conservancy 1 .511 07/01/29 416,199
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 416,199
CONSUMER DURABLES & APPAREL - 0 .1%
250,000 Whirlpool Corp 2 .400 05/15/31 208,123
TOTAL CONSUMER DURABLES & APPAREL 208,123
CONSUMER SERVICES - 1 .2%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 1,001,235
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 772,607
TOTAL CONSUMER SERVICES 1,773,842
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .4%
1,000,000 SYSCO Corp 2 .400 02/15/30 882,080
1,575,000 Walmart, Inc 1 .800 09/22/31 1,334,574
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,216,654
ENERGY - 0 .7%
1,000,000 (b) New York State Electric & Gas Corp 5 .650 08/15/28 1,025,319
TOTAL ENERGY 1,025,319
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .1%
406,000 ERP Operating LP 4 .150 12/01/28 398,518
250,000 (b) HAT Holdings I LLC 3 .375 06/15/26 234,967
250,000 (b) HAT Holdings I LLC 8 .000 06/15/27 260,336

Green Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,000,000 Host Hotels & Resorts LP 2 .900% 12/15/31 $ 838,985
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,732,806
FINANCIAL SERVICES - 3 .1%
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 984,096
1,000,000 (b) GPS Blue Financing DAC 5 .645 11/09/41 985,900
250,000 (b) HAT Holdings I LLC 6 .000 04/15/25 249,266
1,000,000 Mastercard, Inc 1 .900 03/15/31 853,069
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 948,869
285,000 (b) Starwood Property Trust, Inc 4 .375 01/15/27 268,592
500,000 (b) WLB Asset II C Pte Ltd 3 .900 12/23/25 467,337
TOTAL FINANCIAL SERVICES 4,757,129
FOOD, BEVERAGE & TOBACCO - 1 .7%
650,000 (b) Mars, Inc 4 .650 04/20/31 651,758
250,000 (b) NBM US Holdings, Inc 6 .625 08/06/29 245,115
1,000,000 PepsiCo, Inc 3 .900 07/18/32 978,176
1,000,000 PepsiCo, Inc 2 .875 10/15/49 733,907
TOTAL FOOD, BEVERAGE & TOBACCO 2,608,956
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 749,097
250,000 Stanford Health Care 3 .027 08/15/51 175,037
TOTAL HEALTH CARE EQUIPMENT & SERVICES 924,134
INSURANCE - 1 .8%
1,000,000 Aflac, Inc 1 .125 03/15/26 922,913
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 1,000,000
1,000,000 (b) USAA Capital Corp 2 .125 05/01/30 839,671
TOTAL INSURANCE 2,762,584
MATERIALS - 2 .1%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 773,915
625,000 (b) Cemex SAB de C.V. 9 .125 N/A(c) 665,625
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 1,007,204
570,000 (b) LG Chem Ltd 4 .375 07/14/25 561,412
202,700 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 202,047
TOTAL MATERIALS 3,210,203
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .6%
1,000,000 Pfizer, Inc 2 .625 04/01/30 901,953
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 901,953
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .2%
1,000,000 (d) Intel Corp 4 .150 08/05/32 977,180
1,000,000 NXP BV 3 .400 05/01/30 918,944
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,896,124
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .6%
2,500,000 Apple, Inc 3 .000 06/20/27 2,403,159
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,403,159
TELECOMMUNICATION SERVICES - 1 .8%
1,500,000 Verizon Communications, Inc 1 .500 09/18/30 1,235,784
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 738,762
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 810,033
TOTAL TELECOMMUNICATION SERVICES 2,784,579
TRANSPORTATION - 0 .1%
250,000 Norfolk Southern Corp 2 .300 05/15/31 215,700
TOTAL TRANSPORTATION 215,700
UTILITIES - 21 .7%
527,000 Ameren Illinois Co 2 .900 06/15/51 357,852
1,000,000 Avangrid, Inc 3 .150 12/01/24 977,210
215,000 (b) Consorcio Transmantaro SA 4 .700 04/16/34 203,317

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Consumers 2023 Securitization Funding LLC 5 .550% 03/01/27 $ 1,003,895
1,035,111 (b) Continental Wind LLC 6 .000 02/28/33 1,054,782
500,000 Dominion Energy, Inc 2 .250 08/15/31 414,099
2,000,000 DTE Electric Co 1 .900 04/01/28 1,799,195
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 871,661
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 891,583
600,000 Duke Energy Florida LLC 3 .000 12/15/51 409,403
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 953,721
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 821,721
250,000 (b) Electricite de France S.A. 3 .625 10/13/25 244,100
1,000,000 Georgia Power Co 3 .250 04/01/26 961,218
1,000,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 811,135
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 956,875
500,000 MidAmerican Energy Co 2 .700 08/01/52 322,953
975,000 MidAmerican Energy Co 5 .850 09/15/54 1,078,646
1,075,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 855,823
1,016,000 (b) NextEra Energy Operating Partners LP 7 .250 01/15/29 1,063,658
1,000,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 829,760
500,000 Northwest Natural Gas Co 3 .078 12/01/51 322,558
529,000 Public Service Co of Colorado 3 .700 06/15/28 508,319
1,000,000 Public Service Co of Colorado 3 .200 03/01/50 715,510
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 828,929
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 892,835
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 250,026
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 561,273
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 703,801
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 817,332
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 715,817
1,000,000 Southern California Edison Co 2 .750 02/01/32 859,454
1,162,000 Southern California Edison Co 3 .650 06/01/51 875,311
1,000,000 Southern Power Co 4 .150 12/01/25 984,854
1,000,000 Southwestern Electric Power Co 3 .250 11/01/51 673,846
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 685,926
969,510 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 795,725
303,126 (b) Topaz Solar Farms LLC 4 .875 09/30/39 277,821
943,184 (b) Topaz Solar Farms LLC 5 .750 09/30/39 937,148
176,085 (b) UEP Penonome II S.A. 6 .500 10/01/38 133,881
1,000,000 Union Electric Co 2 .150 03/15/32 828,123
500,000 Union Electric Co 2 .625 03/15/51 317,848
1,075,000 Union Electric Co 3 .900 04/01/52 884,299
1,050,000 (b) Vistra Corp 7 .000 N/A(c) 1,034,250
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 947,106
TOTAL UTILITIES 33,434,599
TOTAL CORPORATE BONDS 73,742,879
(Cost $78,500,145)
GOVERNMENT BONDS - 28 .5%
AGENCY SECURITIES - 1 .5%
250,000 United States International Development Finance Corp 1 .650 04/15/28 226,623
177,689 United States International Development Finance Corp 1 .050 10/15/29 161,862
177,689 United States International Development Finance Corp 1 .790 10/15/29 165,626
177,689 United States International Development Finance Corp 2 .360 10/15/29 168,526
1,467,632 United States International Development Finance Corp 3 .430 06/01/33 1,391,715
230,708 United States International Development Finance Corp 1 .630 07/15/38 188,402
TOTAL AGENCY SECURITIES 2,302,754
FOREIGN GOVERNMENT BONDS - 12 .1%
200,000 Arab Petroleum Investments Corp 1 .483 10/06/26 181,869
300,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 272,751
579,000 Asian Development Bank 1 .750 08/14/26 544,508
750,000 Asian Development Bank 3 .125 09/26/28 721,468

Green Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Asian Infrastructure Investment Bank 4 .875% 09/14/26 $ 1,016,475
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 1,014,456
250,000 (b) CDP Financial, Inc 1 .000 05/26/26 230,516
250,000 European Bank for Reconstruction & Development 1 .625 09/27/24 243,872
2,000,000 European Investment Bank 2 .500 10/15/24 1,961,989
1,000,000 (b) European Investment Bank 2 .876 06/13/25 976,460
830,000 European Investment Bank 3 .250 11/15/27 806,853
250,000 European Investment Bank 1 .625 10/09/29 219,824
1,500,000 European Investment Bank 0 .750 09/23/30 1,216,784
1,000,000 European Investment Bank 3 .750 02/14/33 980,097
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,012,458
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 972,688
500,000 International Bank for Reconstruction & Development 2 .125 03/03/25 485,342
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 922,145
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 497,524
2,053,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 1,666,487
1,000,000 OMERS Finance Trust 3 .500 04/19/32 921,236
1,000,000 (b) OMERS Finance Trust 4 .000 04/19/52 820,648
1,000,000 (b) OPEC Fund for International Development 4 .500 01/26/26 994,069
TOTAL FOREIGN GOVERNMENT BONDS 18,680,519
MORTGAGE BACKED - 0 .3%
250,000 (a) Federal National Mortgage Association (FNMA) 1 .469 11/25/30 206,469
250,000 (a) FNMA 1 .245 01/25/31 203,230
TOTAL MORTGAGE BACKED 409,699
MUNICIPAL BONDS - 8 .4%
800,000 California Community Choice Financing Authority 5 .950 08/01/29 812,309
1,000,000 California Community Choice Financing Authority 6 .125 04/01/30 1,023,474
180,000 (b) California Municipal Finance Authority 6 .375 11/15/48 167,622
500,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 523,584
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 229,999
142,958 (e) City of Fort Wayne IN 10 .750 12/01/29 14
600,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 526,457
250,000 (b) County of Gallatin MT 11 .500 09/01/27 264,839
500,000 District of Columbia 3 .850 02/28/25 490,580
1,000,000 Florida Development Finance Corp 7 .500 07/01/57 995,725
1,000,000 (b) Florida Development Finance Corp 8 .000 07/01/57 1,020,788
250,000 Grant County Public Utility District No 2 3 .210 01/01/40 203,519
100,000 Klickitat County Public Utilities 3 .688 12/01/38 86,177
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 267,789
500,000 Metropolitan Transportation Authority 5 .175 11/15/49 489,499
170,000 Morris County Improvement Authority 1 .298 06/15/27 153,825
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 206,050
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 200,071
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 106,976
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 141,683
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 143,706
850,000 (b) New Hampshire Business Finance Authority 5 .460 07/01/33 850,000
1,840,000 New York State Energy Research & Development
Authority
4 .521 04/01/26 1,812,341
230,000 New York State Energy Research & Development
Authority
3 .927 04/01/27 222,408
240,000 (b),(f) Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5 .048 11/01/27 1,014,006
990,831 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 957,946
TOTAL MUNICIPAL BONDS 12,911,411
U.S. TREASURY SECURITIES - 6 .2%
1,183,000 United States Treasury Note 4 .875 11/30/25 1,195,246

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 635,000 United States Treasury Note 4 .375% 12/15/26 $ 641,201
149,000 United States Treasury Note 4 .375 11/30/28 152,469
3,000,000 United States Treasury Note 4 .500 11/15/33 3,149,531
500,000 (d) United States Treasury Note 4 .750 11/15/43 536,328
3,750,000 United States Treasury Note 4 .125 08/15/53 3,790,430
TOTAL U.S. TREASURY SECURITIES 9,465,205
TOTAL GOVERNMENT BONDS 43,769,588
(Cost $45,123,372)
STRUCTURED ASSETS - 17 .0%
ASSET BACKED - 10 .3%
250,000 (a),(b) BFLD Trust SOFR 1 M + 2.214% 7 .576 10/15/35 101,487
Series - 2020 EYP (Class C)
74,756 (b) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 57,587
Series - 2021 3CS (Class A)
264,399 (b) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 196,818
Series - 2021 4GS (Class A)
251,986 (b) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 189,855
Series - 2021 5CS (Class B)
417,165 (b) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 329,749
Series - 2022 1GS (Class A)
900,707 (b) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 826,377
Series - 2022 3CS (Class A)
500,000 (b) GoodLeap Sustainable Home Solutions Trust 5 .550 11/20/54 442,417
Series - 2022 4CS (Class B)
1,033,151 (b) GoodLeap Sustainable Home Solutions Trust 5 .520 02/22/55 1,007,192
Series - 2023 1GS (Class A)
934,647 (b) Helios Issuer LLC 5 .750 12/20/50 957,801
Series - 2023 GRID1 (Class 1A)
244,051 (b) Helios Issuer, LLC 5 .300 08/22/50 238,943
Series - 2023 B (Class A)
93,768 (b) HERO Funding Trust 4 .050 09/20/41 87,928
Series - 2016 1A (Class A)
145,051 (b) HERO Funding Trust 3 .910 09/20/42 133,994
Series - 2016 3A (Class A2)
86,878 (b) HERO Funding Trust 4 .290 09/20/47 81,002
Series - 2016 4A (Class A2)
42,104 (b) HERO Funding Trust 4 .460 09/20/47 38,647
Series - 2017 1A (Class A2)
96,517 (b) HERO Funding Trust 3 .190 09/20/48 83,886
Series - 2017 3A (Class A1)
194,481 (b) HERO Funding Trust 3 .950 09/20/48 173,656
Series - 2017 3A (Class A2)
110,365 (b) HERO Funding Trust 2 .720 09/20/57 90,848
Series - 2020 1A (Class A)
900,000 (b) Hertz Vehicle Financing III LLC 7 .130 09/25/29 915,184
Series - 2023 2A (Class C)
156,213 (b) Loanpal Solar Loan Ltd 2 .290 01/20/48 121,529
Series - 2021 1GS (Class A)
189,733 (b),(f) Mosaic Solar Loan Trust 0 .000 04/20/46 120,613
Series - 2020 1A (Class R)
364,450 (b) Mosaic Solar Loan Trust 2 .100 04/20/46 318,170
Series - 2020 1A (Class A)
125,221 (b) Mosaic Solar Loan Trust 1 .440 08/20/46 105,017
Series - 2020 2A (Class A)
699,675 (b) Mosaic Solar Loan Trust 2 .050 12/20/46 544,216
Series - 2021 1A (Class B)
261,146 (b) Mosaic Solar Loan Trust 2 .250 12/20/46 227,949
Series - 2021 1A (Class C)
474,452 (b) Mosaic Solar Loan Trust 1 .440 06/20/52 381,687
Series - 2021 3A (Class A)

Green Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 989,214 (b) Mosaic Solar Loan Trust 1 .770% 06/20/52 $ 809,271
Series - 2021 3A (Class C)
842,018 (b) Mosaic Solar Loan Trust 6 .100 06/20/53 854,995
Series - 2022 3A (Class A)
500,000 (b) Mosaic Solar Loan Trust 8 .180 09/22/53 473,527
Series - 2023 2A (Class C)
157,025 (b) Renew 2 .060 11/20/56 125,044
Series - 2021 1 (Class A)
1,059,472 (b) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 936,387
Series - 2022 A (Class A)
220,195 (b) Sunrun Athena Issuer LLC 5 .310 04/30/49 209,663
Series - 2018 1 (Class A)
442,328 (b) Sunrun Atlas Issuer LLC 3 .610 02/01/55 405,033
Series - 2019 2 (Class A)
336,463 (b) Sunrun Callisto Issuer LLC 3 .980 06/30/54 314,432
Series - 2019 1A (Class A)
465,015 (b) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 425,297
Series - 2022 1A (Class A)
222,388 (b) Sunrun Vulcan Issuer LLC 2 .460 01/30/52 180,702
Series - 2021 1A (Class A)
500,000 (b) Tesla Auto Lease Trust 5 .860 08/20/25 500,930
Series - 2023 A (Class A2)
255,822 (b) Tesla Auto Lease Trust 0 .600 09/22/25 252,253
Series - 2021 B (Class A3)
1,000,000 (b) Tesla Auto Lease Trust 1 .320 09/22/25 969,018
Series - 2021 B (Class D)
500,000 (b) Tesla Auto Lease Trust 5 .890 06/22/26 502,051
Series - 2023 A (Class A3)
379,869 (b) Vivint Colar Financing V LLC 7 .370 04/30/48 354,290
Series - 2018 1A (Class B)
870,507 (b) Vivint Solar Financing VII LLC 2 .210 07/31/51 726,833
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 15,812,278
OTHER MORTGAGE BACKED - 6 .7%
250,000 (a),(b) Alen Mortgage Trust SOFR 1 M + 1.764% 7 .126 04/15/34 206,977
Series - 2021 ACEN (Class B)
100,000 (b) BBCMS Trust 4 .498 08/10/35 87,586
Series - 2015 SRCH (Class B)
500,000 (b) COMM Mortgage Trust 3 .178 02/10/35 475,306
Series - 2015 3BP (Class A)
100,000 (b) COMM Mortgage Trust 3 .376 01/10/39 82,546
Series - 2022 HC (Class C)
500,000 (b) CPT Mortgage Trust 2 .865 11/13/39 422,393
Series - 2019 CPT (Class A)
500,000 (a),(b) DBUBS Mortgage Trust 3 .530 10/10/34 417,380
Series - 2017 BRBK (Class D)
1,000,000 (b) Frontier Issuer LLC 11 .500 08/20/53 985,286
Series - 2023 1 (Class C)
210,000 (a),(b) GCT Commercial Mortgage Trust SOFR 1 M + 0.914% 6 .276 02/15/38 157,941
Series - 2021 GCT (Class A)
1,102,000 (a),(b) GS Mortgage Securities Corp II 4 .904 03/10/33 1,009,149
Series - 2018 GS10 (Class WLSA)
345,000 (a),(b) Hudson Yards Mortgage Trust 3 .443 07/10/39 259,987
Series - 2019 30HY (Class E)
1,255,000 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities
Trust
SOFR 1 M + 1.734% 7 .096 10/15/33 1,188,342
Series - 2020 609M (Class A)
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Trust
SOFR 1 M + 2.134% 7 .496 10/15/33 897,418
Series - 2020 609M (Class B)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 250,000 (a),(b) MFT Trust 3 .283% 08/10/40 $ 161,075
Series - 2020 B6 (Class B)
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 270,452
Series - 2019 MILE (Class A)
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.829% 8 .191 07/15/36 378,993
Series - 2019 MILE (Class D)
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .691 07/15/36 163,633
Series - 2019 MILE (Class F)
11,470,000 (a),(b) NYC Commercial Mortgage Trust 0 .226 04/10/43 172,693
Series - 2021 909 (Class X)
500,000 (b) One Bryant Park Trust 2 .516 09/15/54 424,323
Series - 2019 OBP (Class A)
1,000,000 (b) One Market Plaza Trust 3 .614 02/10/32 914,750
Series - 2017 1MKT (Class A)
500,000 (b) One Market Plaza Trust 4 .016 02/10/32 419,271
Series - 2017 1MKT (Class C)
1,000,000 (b) One Market Plaza Trust 4 .146 02/10/32 795,782
Series - 2017 1MKT (Class D)
400,000 (a),(b) STWD Mortgage Trust SOFR 1 M + 2.419% 7 .781 11/15/36 385,581
Series - 2021 LIH (Class D)
100,000 (a),(b) VNDO Trust 3 .903 01/10/35 90,187
Series - 2016 350P (Class D)
TOTAL OTHER MORTGAGE BACKED 10,367,051
TOTAL STRUCTURED ASSETS 26,179,329
(Cost $28,838,692)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
10,000 Brookfield Property Partners LP 129,000
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 129,000
UTILITIES - 0 .4%
20,000 Brookfield Infrastructure Partners LP 330,800
16,000 Brookfield Renewable Partners LP 272,800
TOTAL UTILITIES 603,600
TOTAL PREFERRED STOCKS 732,600
(Cost $1,150,000)
TOTAL LONG-TERM INVESTMENTS 146,219,108
(Cost $155,422,552)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.5%
REPURCHASE AGREEMENT - 5 .0%
$ 7,800,000 (g) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 7,800,000
TOTAL REPURCHASE AGREEMENT 7,800,000
TREASURY DEBT - 0 .5%
745,000 United States Treasury Bill 0 .000 01/02/24 745,000
TOTAL TREASURY DEBT 745,000
TOTAL SHORT-TERM INVESTMENTS 8,545,000
(Cost $8,544,890)

Green Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
1,563,262 (h) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360% $ 1,563,262
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,563,262
(Cost $1,563,262)
TOTAL INVESTMENTS - 101.6% 156,327,370
(Cost $165,530,704)
OTHER ASSETS & LIABILITIES, NET - (1.6)% (2,532,152)
NET ASSETS - 100.0% $ 153,795,218
M Month
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
Perpetual security
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,503,175.
(e)
In default
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $7,804,611 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $7,956,040.
(h)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
High-Yield Fund December 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.4%
BANK LOAN OBLIGATIONS - 5.3%
CAPITAL GOODS - 1 .3%
$ 8,327,752 (a) Emerson Climate Technologies, Inc SOFR 12 M + 3.000% 8 .356% 05/31/30 $ 8,366,809
9,925,000 (a) TransDigm, Inc SOFR 4 M + 3.250% 8 .598 08/24/28 9,982,615
6,064,696 (a) Windsor Holdings III LLC SOFR 3 M + 4.500% 9 .818 08/01/30 6,117,762
TOTAL CAPITAL GOODS 24,467,186
COMMERCIAL & PROFESSIONAL SERVICES - 0 .5%
10,433,565 (a) Verscend Holding Corp SOFR 12 M + 4.000% 9 .470 08/27/25 10,481,351
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,481,351
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
9,430,625 (a) Staples, Inc LIBOR 3 M + 5.000% 4 .500 04/16/26 8,964,563
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,964,563
FINANCIAL SERVICES - 0 .6%
7,389,711 (a) Advisor Group Holdings, Inc SOFR 12 M + 4.500% 9 .856 08/17/28 7,422,633
4,961,340 (a) NFP Corp SOFR 12 M + 3.250% 8 .720 02/16/27 4,992,745
TOTAL FINANCIAL SERVICES 12,415,378
FOOD, BEVERAGE & TOBACCO - 0 .5%
9,343,674 (a) Triton Water Holdings, Inc SOFR 4 M + 3.250% 8 .860 03/31/28 9,273,597
TOTAL FOOD, BEVERAGE & TOBACCO 9,273,597
MEDIA & ENTERTAINMENT - 0 .5%
5,264,731 (a) Abe Investment Holdings SOFR 4 M + 4.500% 9 .948 02/19/26 5,295,662
4,609,827 (a) DIRECTV Financing LLC SOFR 4 M + 5.000% 10 .650 08/02/27 4,618,193
TOTAL MEDIA & ENTERTAINMENT 9,913,855
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
180,272 (a) Bright Bidco BV SOFR 4 M + 9.000% 14 .390 10/31/27 64,147
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 64,147
SOFTWARE & SERVICES - 0 .4%
7,394,669 (a) Open Text Corp SOFR 12 M + 2.750% 8 .206 01/31/30 7,420,587
TOTAL SOFTWARE & SERVICES 7,420,587
TELECOMMUNICATION SERVICES - 0 .5%
9,898,219 (a) Frontier Communications Corp SOFR 12 M + 3.750% 9 .220 10/08/27 9,861,101
TOTAL TELECOMMUNICATION SERVICES 9,861,101
TRANSPORTATION - 0 .5%
7,408,080 (a) Air Canada SOFR 4 M + 3.500% 9 .139 08/11/28 7,439,898
2,500,000 (a),(b) American Airlines, Inc SOFR 2 M + 2.750% 8 .598 02/15/28 2,500,938
TOTAL TRANSPORTATION 9,940,836
TOTAL BANK LOAN OBLIGATIONS 102,802,601
(Cost $102,304,201)
CORPORATE BONDS - 89 .6%
AUTOMOBILES & COMPONENTS - 3 .3%
1,820,000 (c) Clarios Global LP 6 .750 05/15/28 1,856,791
4,195,000 (d) Dana, Inc 5 .375 11/15/27 4,166,076
15,040,000 Dana, Inc 4 .500 02/15/32 13,085,094
8,330,000 Ford Motor Credit Co LLC 4 .950 05/28/27 8,126,314

High-Yield Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 6,815,000 Goodyear Tire & Rubber Co 5 .000% 07/15/29 $ 6,438,990
5,000,000 (d) Goodyear Tire & Rubber Co 5 .250 04/30/31 4,575,206
4,650,000 (d) Goodyear Tire & Rubber Co 5 .250 07/15/31 4,219,178
5,000,000 Goodyear Tire & Rubber Co 5 .625 04/30/33 4,481,939
1,100,000 (c),(e) IHO Verwaltungs GmbH 4 .750 09/15/26 1,053,250
16,050,000 (c),(e) IHO Verwaltungs GmbH 6 .375 05/15/29 15,750,879
TOTAL AUTOMOBILES & COMPONENTS 63,753,717
CAPITAL GOODS - 4 .5%
13,945,000 (c) Albion Financing 1 SARL 6 .125 10/15/26 13,813,359
15,200,000 (c) Albion Financing 2 SARL 8 .750 04/15/27 14,820,000
7,135,000 (c) Chart Industries, Inc 7 .500 01/01/30 7,457,837
5,290,000 (c) Chart Industries, Inc 9 .500 01/01/31 5,745,845
6,760,000 (c),(d) GrafTech Global Enterprises, Inc 9 .875 12/15/28 5,213,650
400,000 (c) Sensata Technologies BV 5 .000 10/01/25 400,483
11,790,000 (c) TransDigm, Inc 6 .875 12/15/30 12,143,700
1,540,000 (c) TransDigm, Inc 7 .125 12/01/31 1,613,789
7,430,000 (c) Trinity Industries, Inc 7 .750 07/15/28 7,675,792
10,060,000 (c) WESCO Distribution, Inc 7 .250 06/15/28 10,339,920
7,320,000 (c) Windsor Holdings III LLC 8 .500 06/15/30 7,649,605
TOTAL CAPITAL GOODS 86,873,980
COMMERCIAL & PROFESSIONAL SERVICES - 5 .1%
5,245,000 (c) ADT Corp 4 .875 07/15/32 4,851,573
13,425,000 (c) ADT Security Corp 4 .125 08/01/29 12,354,357
6,000,000 (c) Allied Universal Holdco LLC 6 .625 07/15/26 5,968,493
5,000,000 (c) Allied Universal Holdco LLC 4 .625 06/01/28 4,545,457
10,785,000 (c) ASGN, Inc 4 .625 05/15/28 10,245,772
11,000,000 (c) Garda World Security Corp 4 .625 02/15/27 10,606,086
3,340,000 (c) GFL Environmental, Inc 6 .750 01/15/31 3,441,138
5,000,000 (c) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 5,283,611
14,580,000 (c) MPH Acquisition Holdings LLC 5 .500 09/01/28 13,055,005
5,475,000 (c) Prime Security Services Borrower LLC 5 .750 04/15/26 5,504,664
5,325,000 (c) Prime Security Services Borrower LLC 3 .375 08/31/27 4,937,313
18,570,000 (c) Prime Security Services Borrower LLC 6 .250 01/15/28 18,461,711
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 99,255,180
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .3%
10,700,000 (c) Academy Ltd 6 .000 11/15/27 10,508,331
8,595,000 AmeriGas Partners LP 5 .875 08/20/26 8,510,283
400,000 Asbury Automotive Group, Inc 4 .500 03/01/28 379,900
6,000,000 (c),(d) Asbury Automotive Group, Inc 4 .625 11/15/29 5,553,605
5,240,000 (c) Asbury Automotive Group, Inc 5 .000 02/15/32 4,762,129
11,150,000 (c) Avis Budget Car Rental LLC 8 .000 02/15/31 11,134,667
6,675,000 (c) Group 1 Automotive, Inc 4 .000 08/15/28 6,190,174
3,853,000 (c),(d) Hanesbrands, Inc 4 .875 05/15/26 3,716,652
15,000,000 Kohl's Corp 4 .625 05/01/31 11,775,017
7,440,000 (c) L Brands, Inc 6 .625 10/01/30 7,604,067
7,835,000 (c) LCM Investments Holdings II LLC 4 .875 05/01/29 7,278,047
2,445,000 (c),(d) Macy's Retail Holdings LLC 5 .875 04/01/29 2,347,044
9,555,000 (c) Macy's Retail Holdings LLC 6 .125 03/15/32 9,040,511
12,000,000 (c),(d) Magic Mergeco, Inc 5 .250 05/01/28 9,487,018
6,000,000 (c) Staples, Inc 7 .500 04/15/26 5,582,564
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 103,870,009
CONSUMER DURABLES & APPAREL - 1 .0%
8,000,000 (c),(d) Hanesbrands, Inc 9 .000 02/15/31 7,836,367
400,000 Newell Rubbermaid, Inc 4 .700 04/01/26 394,484
5,200,000 Newell Rubbermaid, Inc 5 .750 04/01/46 4,323,398

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DURABLES & APPAREL—continued
$ 8,880,000 (c) Wolverine World Wide, Inc 4 .000% 08/15/29 $ 6,970,800
TOTAL CONSUMER DURABLES & APPAREL 19,525,049
CONSUMER SERVICES - 4 .1%
11,845,000 (c) Carnival Corp 4 .000 08/01/28 11,012,745
20,995,000 (c) CDI Escrow Issuer, Inc 5 .750 04/01/30 20,469,947
6,615,000 (c) Cinemark USA, Inc 5 .250 07/15/28 6,068,630
11,140,000 (c) Fertitta Entertainment LLC 4 .625 01/15/29 10,108,102
400,000 (c) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 400,152
400,000 (c) KFC Holding Co 4 .750 06/01/27 393,920
11,300,000 (c) Life Time, Inc 5 .750 01/15/26 11,218,750
1,750,000 (c) LIGHT & WONDER INTER 7 .500 09/01/31 1,825,348
10,260,000 (c) NCL Corp Ltd 5 .875 03/15/26 10,025,638
4,630,000 (c) NCL Corp Ltd 8 .375 02/01/28 4,902,684
3,925,000 (c) Royal Caribbean Cruises Ltd 7 .250 01/15/30 4,099,191
TOTAL CONSUMER SERVICES 80,525,107
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .2%
8,455,000 (c) Albertsons Cos LLC 5 .875 02/15/28 8,460,673
8,020,000 (c) Albertsons Cos, Inc 6 .500 02/15/28 8,115,823
2,940,000 (c) US Foods, Inc 6 .875 09/15/28 3,026,320
3,570,000 (c) US Foods, Inc 7 .250 01/15/32 3,722,483
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,325,299
ENERGY - 13 .3%
9,000,000 (c) Antero Midstream Partners LP 5 .750 03/01/27 8,930,131
7,190,000 (c) Archrock Partners LP 6 .875 04/01/27 7,207,975
2,000,000 (c) Archrock Partners LP 6 .250 04/01/28 1,970,000
5,000,000 (c) Callon Petroleum Co 8 .000 08/01/28 5,106,365
7,590,000 (c) Civitas Resources, Inc 8 .375 07/01/28 7,923,543
1,595,000 (c) Civitas Resources, Inc 8 .625 11/01/30 1,691,852
10,370,000 (c) Civitas Resources, Inc 8 .750 07/01/31 11,039,352
470,381 (e) Cloud Peak Energy, Inc 12 .000 05/01/25 427,915
400,000 (c) DT Midstream, Inc 4 .125 06/15/29 367,993
5,800,000 (c) Energean Israel Finance Ltd 5 .375 03/30/28 5,090,950
7,969,000 (c) Energean Israel Finance Ltd 5 .875 03/30/31 6,715,460
10,000,000 Energy Transfer LP 6 .500 N/A(f) 9,502,800
8,040,000 (c) EnLink Midstream LLC 6 .500 09/01/30 8,208,607
1,365,000 (c) EQM Midstream Partners LP 7 .500 06/01/27 1,406,492
7,200,000 (c) EQM Midstream Partners LP 6 .500 07/01/27 7,331,270
7,700,000 EQT Midstream Partners LP 6 .500 07/15/48 7,890,128
15,000,000 Genesis Energy LP 6 .250 05/15/26 14,982,246
2,500,000 Genesis Energy LP 8 .000 01/15/27 2,541,438
6,485,000 Genesis Energy LP 8 .875 04/15/30 6,705,484
6,340,000 (c) Hilcorp Energy I LP 5 .750 02/01/29 6,122,509
6,185,000 (c) Hilcorp Energy I LP 6 .000 04/15/30 5,998,284
6,166,000 (c) Hilcorp Energy I LP 6 .000 02/01/31 5,943,347
8,685,000 (c) Hilcorp Energy I LP 6 .250 04/15/32 8,354,196
10,000,000 (c) Kinetik Holdings LP 6 .625 12/15/28 10,188,110
6,685,000 (c) Matador Resources Co 6 .875 04/15/28 6,780,700
6,658,000 (c) Parkland Corp 4 .500 10/01/29 6,101,857
9,440,000 (c) Parkland Corp 4 .625 05/01/30 8,684,800
4,925,000 (c) PBF Holding Co LLC 7 .875 09/15/30 5,015,620
400,000 (c) Permian Resources Operating LLC 7 .750 02/15/26 406,932
10,880,000 (c) Permian Resources Operating LLC 7 .000 01/15/32 11,224,599
5,900,000 SM Energy Co 6 .750 09/15/26 5,884,635
7,500,000 SM Energy Co 6 .625 01/15/27 7,457,568
400,000 Southwestern Energy Co 8 .375 09/15/28 413,833
1,230,000 (c) TRANSOCEAN AQUILA Ltd 8 .000 09/30/28 1,248,409
4,475,000 (c) Transocean Titan Financing Ltd 8 .375 02/01/28 4,642,756
3,253,750 (c) Transocean, Inc 8 .750 02/15/30 3,399,389

High-Yield Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 18,000,000 USA Compression Partners LP 6 .875% 04/01/26 $ 17,924,081
2,720,000 USA Compression Partners LP 6 .875 09/01/27 2,687,760
4,535,000 (c) Venture Global LNG, Inc 8 .125 06/01/28 4,579,883
20,195,000 (c) Venture Global LNG, Inc 9 .875 02/01/32 21,035,900
TOTAL ENERGY 259,135,169
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
4,400,000 (c) CTR Partnership LP 3 .875 06/30/28 4,016,492
9,015,000 (c) HAT Holdings I LLC 3 .375 06/15/26 8,472,920
6,995,000 (c) HAT Holdings I LLC 8 .000 06/15/27 7,284,201
400,000 (c) Iron Mountain, Inc 4 .875 09/15/27 390,324
7,690,000 (c) Iron Mountain, Inc 7 .000 02/15/29 7,904,382
10,630,000 MPT Operating Partnership LP 5 .000 10/15/27 8,682,976
10,100,000 (c) Uniti Group LP 10 .500 02/15/28 10,239,431
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 46,990,726
FINANCIAL SERVICES - 7 .0%
9,447,000 (c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 8,923,832
10,000,000 (c) Compass Group Diversified Holdings LLC 5 .000 01/15/32 9,007,364
12,000,000 (c) Hunt Cos, Inc 5 .250 04/15/29 10,704,152
2,250,000 Icahn Enterprises LP 6 .250 05/15/26 2,146,749
9,930,000 Icahn Enterprises LP 5 .250 05/15/27 8,919,364
15,375,000 Icahn Enterprises LP 4 .375 02/01/29 12,839,048
5,000,000 Navient Corp 6 .750 06/25/25 5,059,595
4,000,000 Navient Corp 5 .000 03/15/27 3,861,819
10,000,000 Navient Corp 4 .875 03/15/28 9,290,528
5,450,000 Navient Corp 5 .500 03/15/29 5,025,676
5,995,000 (c) NFP Corp 7 .500 10/01/30 6,380,459
5,990,000 (c) NFP Corp 8 .500 10/01/31 6,492,560
400,000 OneMain Finance Corp 7 .125 03/15/26 407,516
11,735,000 OneMain Finance Corp 3 .500 01/15/27 10,860,088
10,000,000 OneMain Finance Corp 4 .000 09/15/30 8,557,554
14,000,000 (c) PennyMac Financial Services, Inc 7 .875 12/15/29 14,411,138
5,520,000 (c) Rocket Mortgage LLC 2 .875 10/15/26 5,092,200
5,000,000 (c) Rocket Mortgage LLC 3 .875 03/01/31 4,397,480
5,000,000 Springleaf Finance Corp 5 .375 11/15/29 4,681,992
TOTAL FINANCIAL SERVICES 137,059,114
FOOD, BEVERAGE & TOBACCO - 1 .5%
4,700,000 (c) B&G Foods, Inc 8 .000 09/15/28 4,935,202
5,615,000 (c) Darling Ingredients, Inc 6 .000 06/15/30 5,619,155
19,160,000 (c) Primo Water Holdings, Inc 4 .375 04/30/29 17,653,883
TOTAL FOOD, BEVERAGE & TOBACCO 28,208,240
HEALTH CARE EQUIPMENT & SERVICES - 3 .5%
1,235,000 (c) CHS 8 .000 03/15/26 1,230,860
11,455,000 (c) CHS 5 .250 05/15/30 9,580,349
2,275,000 (c) CHS/Community Health Systems, Inc 5 .625 03/15/27 2,113,777
3,850,000 (c) CHS/Community Health Systems, Inc 8 .000 12/15/27 3,715,538
12,025,000 (c) DaVita, Inc 4 .625 06/01/30 10,490,548
6,540,000 (c) DaVita, Inc 3 .750 02/15/31 5,371,632
15,000,000 (c) Global Medical Response, Inc 6 .500 10/01/25 11,880,750
9,690,000 (c) LifePoint Health, Inc 11 .000 10/15/30 10,205,043
400,000 Tenet Healthcare Corp 5 .125 11/01/27 391,020
3,720,000 (d) Tenet Healthcare Corp 6 .125 10/01/28 3,709,472
10,000,000 (c) Tenet Healthcare Corp 6 .750 05/15/31 10,220,500
TOTAL HEALTH CARE EQUIPMENT & SERVICES 68,909,489
HOUSEHOLD & PERSONAL PRODUCTS - 0 .9%
5,840,000 (c) Coty, Inc 6 .625 07/15/30 5,999,491

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 12,311,000 (c) Kronos Acquisition Holdings, Inc 7 .000% 12/31/27 $ 11,757,005
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 17,756,496
INSURANCE - 2 .4%
18,513,000 (c) Acrisure LLC 4 .250 02/15/29 16,716,329
11,725,000 (c) Alliant Holdings Intermediate LLC 4 .250 10/15/27 11,268,311
8,975,000 (c) Alliant Holdings Intermediate LLC 6 .750 04/15/28 9,181,694
8,270,000 (c) HUB International Ltd 7 .250 06/15/30 8,735,022
TOTAL INSURANCE 45,901,356
MATERIALS - 6 .9%
2,500,000 (c) Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 2,187,059
7,225,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 7,538,276
6,110,000 (c) Avient Corp 7 .125 08/01/30 6,355,983
5,200,000 (c) Constellium SE 3 .750 04/15/29 4,718,275
10,000,000 (c) EverArc Escrow Sarl 5 .000 10/30/29 8,675,000
5,000,000 (c) FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,954,064
6,075,000 (c) Gates Global LLC 6 .250 01/15/26 6,044,625
9,231,000 (c) INEOS Quattro Finance 2 PLC 9 .625 03/15/29 9,826,041
5,140,000 (c) Mauser Packaging Solutions Holding Co 7 .875 08/15/26 5,230,880
15,785,000 (c) Mineral Resources Ltd 8 .000 11/01/27 16,184,152
400,000 (c) Mineral Resources Ltd 9 .250 10/01/28 425,508
2,350,000 (c) Nova Chemicals Corp 8 .500 11/15/28 2,464,351
8,485,000 (c) Olympus Water US Holding Corp 4 .250 10/01/28 7,634,756
10,000,000 (c) Pactiv Evergreen Group Issuer, Inc 4 .375 09/30/28 9,348,949
400,000 (c) PolyOne Corp 5 .750 05/15/25 400,012
3,010,000 (c) Sealed Air Corp 7 .250 02/15/31 3,191,503
2,500,000 (c) Summit Materials LLC 7 .250 01/15/31 2,634,260
15,690,000 (c) SunCoke Energy, Inc 4 .875 06/30/29 14,111,864
4,862,000 (c) Trinseo Materials Operating S.C.A 5 .375 09/01/25 4,209,274
7,000,000 (c) Trinseo Materials Operating S.C.A 5 .125 04/01/29 2,852,422
18,042,000 (c) Tronox, Inc 4 .625 03/15/29 15,981,571
TOTAL MATERIALS 134,968,825
MEDIA & ENTERTAINMENT - 10 .8%
5,000,000 (c) Altice Financing S.A. 5 .000 01/15/28 4,532,308
8,860,000 (c) Arches Buyer, Inc 4 .250 06/01/28 8,023,923
5,120,000 (c) CCO Holdings LLC 5 .375 06/01/29 4,826,042
20,000,000 (c) CCO Holdings LLC 6 .375 09/01/29 19,723,254
12,250,000 (c) CCO Holdings LLC 4 .500 08/15/30 11,043,182
9,025,000 (c) CCO Holdings LLC 4 .250 02/01/31 7,887,220
10,800,000 CCO Holdings LLC 4 .500 05/01/32 9,249,817
5,980,000 (c) CSC Holdings LLC 5 .500 04/15/27 5,527,297
5,788,000 (c) CSC Holdings LLC 11 .250 05/15/28 5,963,724
10,000,000 (c) CSC Holdings LLC 4 .125 12/01/30 7,607,500
11,170,000 (c) DIRECTV Holdings LLC 5 .875 08/15/27 10,495,074
10,000,000 (c) DISH Network Corp 11 .750 11/15/27 10,438,570
6,900,000 (c) Gray Television, Inc 4 .750 10/15/30 5,193,974
400,000 (c) LCPR Senior Secured Financing DAC 6 .750 10/15/27 391,784
14,650,000 (c) LCPR Senior Secured Financing DAC 5 .125 07/15/29 12,762,134
7,000,000 (c) Outfront Media Capital LLC 7 .375 02/15/31 7,350,980
16,108,000 (c) Rackspace Technology Global, Inc 3 .500 02/15/28 6,469,049
400,000 (c) Sirius XM Radio, Inc 3 .125 09/01/26 375,868
4,000,000 (c) Sirius XM Radio, Inc 5 .000 08/01/27 3,863,974
8,650,000 (c) Sirius XM Radio, Inc 4 .000 07/15/28 7,999,890
1,980,000 (c) Sirius XM Radio, Inc 4 .125 07/01/30 1,764,333
12,000,000 (c) Univision Communications, Inc 4 .500 05/01/29 10,707,032
10,240,000 (c) UPC Broadband Finco BV 4 .875 07/15/31 9,012,326
5,000,000 (c) UPC Holding BV 5 .500 01/15/28 4,713,650
17,325,000 (c) Virgin Media Secured Finance plc 5 .500 05/15/29 16,740,144

High-Yield Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 20,860,000 (c) VZ Secured Financing BV 5 .000% 01/15/32 $ 17,808,631
TOTAL MEDIA & ENTERTAINMENT 210,471,680
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .7%
9,350,000 (c) Bausch Health Cos, Inc 4 .875 06/01/28 5,630,973
1,545,000 (c) Emergent BioSolutions, Inc 3 .875 08/15/28 625,725
5,000,000 (c) Jazz Securities DAC 4 .375 01/15/29 4,657,074
14,000,000 (c) Organon Finance  LLC 5 .125 04/30/31 11,967,826
10,215,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 9,780,860
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 32,662,458
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .5%
11,710,400 (c) Anywhere Real Estate Group LLC 7 .000 04/15/30 10,799,214
9,145,000 (c) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 9,099,275
3,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 2,898,842
7,000,000 Kennedy-Wilson, Inc 5 .000 03/01/31 5,558,000
742,000 (c),(d) Realogy Group LLC 5 .250 04/15/30 553,805
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 28,909,136
SOFTWARE & SERVICES - 1 .3%
14,000,000 (c) Ahead DB Holdings LLC 6 .625 05/01/28 12,197,500
3,375,000 (c) CA Magnum Holdings 5 .375 10/31/26 3,138,750
400,000 (c) IQVIA, Inc 5 .000 05/15/27 392,578
9,672,000 (c) j2 Global, Inc 4 .625 10/15/30 8,873,385
TOTAL SOFTWARE & SERVICES 24,602,213
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .9%
19,000,000 (c) Imola Merger Corp 4 .750 05/15/29 18,051,970
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 18,051,970
TELECOMMUNICATION SERVICES - 3 .3%
2,085,000 (c) Altice France S.A. 8 .125 02/01/27 1,922,016
5,000,000 (c) Altice France S.A. 5 .125 07/15/29 3,890,096
4,240,000 (c) Altice France S.A. 5 .500 10/15/29 3,324,688
12,375,000 (c) Cablevision Lightpath LLC 3 .875 09/15/27 10,867,048
5,000,000 (c),(d) Frontier Communications Holdings LLC 6 .000 01/15/30 4,265,720
8,210,000 (c) Frontier Communications Holdings LLC 8 .625 03/15/31 8,370,932
12,695,000 (c) Iliad Holding SASU 6 .500 10/15/26 12,670,162
9,415,000 (c) Iliad Holding SASU 7 .000 10/15/28 9,368,764
7,745,000 (c) Virgin Media Finance plc 5 .000 07/15/30 6,828,471
2,050,000 (c) Vmed O2 UK Financing I plc 4 .250 01/31/31 1,790,151
TOTAL TELECOMMUNICATION SERVICES 63,298,048
TRANSPORTATION - 2 .7%
6,785,000 (c) Allegiant Travel Co 7 .250 08/15/27 6,638,724
8,333,333 (c) American Airlines, Inc 5 .500 04/20/26 8,273,221
7,205,000 (c),(d) American Airlines, Inc 7 .250 02/15/28 7,287,353
2,500,000 (c) American Airlines, Inc 5 .750 04/20/29 2,436,906
13,950,000 (c) Cargo Aircraft Management, Inc 4 .750 02/01/28 12,767,180
6,950,000 (c) United Airlines, Inc 4 .375 04/15/26 6,772,117
3,550,000 (c) United Airlines, Inc 4 .625 04/15/29 3,320,086
2,805,000 (c) XPO, Inc 7 .125 06/01/31 2,904,970
1,955,000 (c) XPO, Inc 7 .125 02/01/32 2,017,720
TOTAL TRANSPORTATION 52,418,277
UTILITIES - 5 .0%
400,000 (c) Calpine Corp 4 .500 02/15/28 380,460
7,400,000 (c) Clearway Energy Operating LLC 4 .750 03/15/28 7,129,263
10,000,000 Edison International 5 .375 N/A(f) 9,457,988
10,285,000 (c) Ferrellgas LP 5 .375 04/01/26 10,065,347
19,198,000 (c) Ferrellgas LP 5 .875 04/01/29 18,135,540

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 400,000 PG&E Corp 5 .000% 07/01/28 $ 389,193
8,175,000 Suburban Propane Partners LP 5 .875 03/01/27 8,133,892
1,800,000 (c) Suburban Propane Partners LP 5 .000 06/01/31 1,631,855
9,836,000 (c) Superior Plus LP 4 .500 03/15/29 9,120,628
18,435,000 (c) Talen Energy Supply LLC 8 .625 06/01/30 19,587,784
10,000,000 (c) TerraForm Power Operating LLC 5 .000 01/31/28 9,714,135
4,310,000 (c) Vistra Operations Co LLC 7 .750 10/15/31 4,476,319
TOTAL UTILITIES 98,222,404
TOTAL CORPORATE BONDS 1,744,693,942
(Cost $1,830,909,706)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 2.5%
ENERGY - 0 .0%
7,963 (g),(h) Cloud Peak Energy, Inc 79
TOTAL ENERGY 79
FINANCIAL SERVICES - 2 .5%
471,698 Invesco Senior Loan ETF 9,990,564
233,904 iShares 0-5 Year High Yield Corporate Bond ETF 9,875,427
128,749 iShares iBoxx High Yield Corporate Bond ETF 9,963,885
105,174 SPDR Bloomberg Barclays High Yield Bond ETF 9,963,133
396,353 SPDR Bloomberg Barclays Short Term High Yield Bond ETF 9,964,314
TOTAL FINANCIAL SERVICES 49,757,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
22,100 (h) Bright Bidco BV 8,022
5,572 (h) Bright Bidco BV 2,023
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,045
TOTAL COMMON STOCKS 49,767,447
(Cost $50,696,660)
TOTAL LONG-TERM INVESTMENTS 1,897,263,990
(Cost $1,983,910,567)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 2,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/08/24 1,997,105
TOTAL GOVERNMENT AGENCY DEBT 1,997,105
REPURCHASE AGREEMENT - 0 .6%
12,160,000 (i) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 12,160,000
TOTAL REPURCHASE AGREEMENT 12,160,000
TREASURY DEBT - 0 .4%
5,000,000 United States Treasury Bill 0 .000 01/02/24 5,000,000
2,000,000 United States Treasury Bill 0 .000 02/27/24 1,983,566
TOTAL TREASURY DEBT 6,983,566
TOTAL SHORT-TERM INVESTMENTS 21,140,671
(Cost $21,140,820)

High-Yield Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%
30,712,659 (j) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360% $ 30,712,659
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 30,712,659
(Cost $30,712,659)
TOTAL INVESTMENTS - 100.1% 1,949,117,320
(Cost $2,035,764,046)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,884,304)
NET ASSETS - 100.0% $ 1,947,233,016
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipts
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,090,143.
(e)
Payment in Kind Bond
(f)
Perpetual security
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
Non-income producing
(i) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $12,167,188 on 1/2/24, collateralized by Government Agency
Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $12,403,225.
(j)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Inflation-Linked Bond Fund December 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.0%
CORPORATE BONDS - 0 .3%
ENERGY - 0 .1%
$ 1,644,737 Reliance Industries Ltd 2 .444% 01/15/26 $ 1,599,925
TOTAL ENERGY 1,599,925
FINANCIAL SERVICES - 0 .0%
1,041,145 HNA LLC 2 .369 09/18/27 994,137
TOTAL FINANCIAL SERVICES 994,137
HEALTH CARE EQUIPMENT & SERVICES - 0 .2%
6,960,000 Montefiore Medical Center 2 .895 04/20/32 5,925,871
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,925,871
TOTAL CORPORATE BONDS 8,519,933
(Cost $9,640,940)
GOVERNMENT BONDS - 97 .7%
MORTGAGE BACKED - 2 .1%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,702,244
8,265,191 Government National Mortgage Association (GNMA) 3 .600 09/15/31 8,182,711
4,420,290 GNMA 3 .700 10/15/33 4,202,605
1,318,652 GNMA 3 .380 07/15/35 1,252,151
1,276,273 GNMA 3 .870 10/15/36 1,211,477
4,657,362 GNMA 3 .940 03/15/37 4,357,142
16,884,830 GNMA 1 .730 07/15/37 14,177,585
12,379,888 GNMA 1 .650 07/15/42 10,012,909
12,434,812 GNMA 2 .750 01/15/45 10,749,490
TOTAL MORTGAGE BACKED 60,848,314
U.S. TREASURY SECURITIES - 95 .6%
7,342,942 (a) United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 7,250,295
6,327,245 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 6,218,743
29,247,773 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 28,610,262
102,271,577 (a) United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 99,268,094
82,339,519 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 81,692,911
36,983,063 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 35,661,834
97,588,429 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 94,546,157
88,144,482 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 84,754,101
88,232,701 (a) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 85,128,017
55,201,290 (a) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 54,767,046
61,704,276 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 58,729,985
112,458,166 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 107,149,231
135,101,615 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 128,285,095
126,645,519 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 120,343,673
38,681,786 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 39,023,303
16,345,650 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 15,358,407
111,735,507 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 106,165,201
85,947,460 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 85,289,576
132,571,287 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 125,436,687
25,796,368 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 25,635,341
96,421,440 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 93,902,924
47,140,210 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 50,494,754
82,418,271 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 78,868,064
32,947,928 (a) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 33,931,262
94,706,694 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 90,625,747
66,758,204 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 69,004,133

Inflation-Linked Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 69,968,644 (a) United States Treasury Inflation Indexed Bonds 3 .875% 04/15/29 $ 77,119,609
63,112,447 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 58,320,573
119,068,312 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 107,906,889
125,422,010 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 113,293,908
95,736,330 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 85,441,666
138,256,802 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 122,894,960
5,999,394 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 5,268,318
54,979,174 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 61,499,160
76,879,770 (a) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 70,223,669
182,358,495 (a) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 172,492,514
78,005,620 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 75,620,044
9,700,000 United States Treasury Note 2 .750 02/15/28 9,272,215
5,000,000 United States Treasury Note 3 .875 08/15/33 4,993,750
4,625,000 United States Treasury Note 4 .500 11/15/33 4,855,527
TOTAL U.S. TREASURY SECURITIES 2,775,343,645
TOTAL GOVERNMENT BONDS 2,836,191,959
(Cost $2,992,959,464)
TOTAL LONG-TERM INVESTMENTS 2,844,711,892
(Cost $3,002,600,404)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .3%
$ 9,070,000 (b) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 9,070,000
TOTAL REPURCHASE AGREEMENT 9,070,000
TOTAL SHORT-TERM INVESTMENTS 9,070,000
(Cost $9,070,000)
TOTAL INVESTMENTS - 98.3% 2,853,781,892
(Cost $3,011,670,404)
OTHER ASSETS & LIABILITIES, NET - 1.7% 49,585,954
NET ASSETS - 100.0% $ 2,903,367,846
(a)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $9,075,361 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $9,251,492.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 96 03/19/24  $ 10,488,947 $ 10,837,500  $ 348,553
U.S. Treasury 2-Year Note 78 03/28/24 15,903,009 16,061,297 158,288
U.S. Treasury 5-Year Note 146 03/28/24 15,532,171 15,880,922 348,751
Total 320  $ 41,924,127  $ 42,779,719 $ 855,592

Portfolio of Investments
Short Duration Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 101.4%
BANK LOAN OBLIGATIONS - 2.5%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .6%
$ 487,500 (a) LTR Intermediate Holdings, Inc SOFR 4 M + 4.500% 10 .110% 05/05/28 $ 453,984
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 453,984
UTILITIES - 1 .9%
434,973 (a) Exgen Renewables IV LLC SOFR 4 M + 2.500% 8 .150 12/15/27 435,447
905,000 (a) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .948 05/21/29 905,281
TOTAL UTILITIES 1,340,728
TOTAL BANK LOAN OBLIGATIONS 1,794,712
(Cost $1,810,365)
CORPORATE BONDS - 34 .8%
AUTOMOBILES & COMPONENTS - 0 .7%
500,000 Magna International, Inc 3 .625 06/15/24 495,252
TOTAL AUTOMOBILES & COMPONENTS 495,252
BANKS - 11 .1%
500,000 (a) Bank of America Corp SOFR 3 M + 3.397% 8 .774 N/A(b) 500,205
250,000 Bank of Nova Scotia 0 .650 07/31/24 243,028
575,000 Barclays plc 9 .625 N/A(b) 597,281
250,000 (c) BNP Paribas S.A. 1 .675 06/30/27 228,945
500,000 Citigroup, Inc 6 .069 10/30/24 500,280
689,000 Citigroup, Inc 1 .281 11/03/25 662,909
500,000 (a) Citigroup, Inc SOFR 3 M + 1.512% 6 .842 07/01/26 501,597
500,000 (a),(c) Federation des Caisses Desjardins du Quebec SOFR + 0.430% 5 .833 05/21/24 499,808
600,000 (c) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 614,992
500,000 JPMorgan Chase & Co 0 .563 02/16/25 496,648
500,000 JPMorgan Chase & Co 0 .768 08/09/25 484,836
250,000 Royal Bank of Canada 1 .200 04/27/26 230,961
1,000,000 (c) Royal Bank of Canada 4 .851 12/14/26 1,007,384
325,000 (c) Societe Generale S.A. 10 .000 N/A(b) 347,267
250,000 Toronto-Dominion Bank 1 .250 12/13/24 240,623
250,000 (c) USAA Capital Corp 0 .500 05/01/24 246,039
500,000 Wells Fargo & Co 4 .540 08/15/26 494,661
TOTAL BANKS 7,897,464
CAPITAL GOODS - 0 .8%
260,000 (a) Nature Conservancy SOFR 3 M + 1.342% 6 .719 02/01/24 259,999
300,000 Nature Conservancy 2 .668 03/01/26 284,973
TOTAL CAPITAL GOODS 544,972
CONSUMER SERVICES - 0 .4%
250,000 BB Blue Financing DAC 4 .395 09/20/29 250,309
TOTAL CONSUMER SERVICES 250,309
ENERGY - 2 .7%
525,000 Pioneer Natural Resources Co 5 .100 03/29/26 528,826
400,000 Targa Resources Partners LP 6 .150 03/01/29 418,279
500,000 Total Capital International S.A. 3 .750 04/10/24 497,303
250,000 Williams Cos, Inc 5 .400 03/02/26 252,498
250,000 Williams Cos, Inc 5 .300 08/15/28 255,888
TOTAL ENERGY 1,952,794
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .7%
250,000 (c) HAT Holdings I LLC 3 .375 06/15/26 234,967
250,000 (c) HAT Holdings I LLC 8 .000 06/15/27 260,336
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 495,303

Short Duration Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES - 5 .9%
$ 275,000 Deutsche Bank AG. 6 .819% 11/20/29 $ 289,532
250,000 Goldman Sachs Group, Inc 0 .855 02/12/26 237,051
500,000 Morgan Stanley 0 .791 01/22/25 498,523
500,000 Morgan Stanley 0 .864 10/21/25 480,286
500,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 478,352
500,000 Private Export Funding Corp (PEFCO) 1 .400 07/15/28 446,115
300,000 (a),(c) UBS AG. SOFR + 0.450% 5 .845 08/09/24 300,500
250,000 (c) UBS Group AG. 6 .327 12/22/27 257,661
250,000 (c) WLB Asset II B Pte Ltd 3 .950 12/10/24 236,259
250,000 (c) WLB Asset II C Pte Ltd 3 .900 12/23/25 233,669
250,000 (c) WLB Asset II D Pte Ltd 6 .500 12/21/26 241,755
250,000 (c) WLB Asset II Pte Ltd 4 .000 01/14/24 245,000
250,000 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 252,792
TOTAL FINANCIAL SERVICES 4,197,495
HOUSEHOLD & PERSONAL PRODUCTS - 2 .4%
250,000 Unilever Capital Corp 0 .626 08/12/24 242,745
1,450,000 Unilever Capital Corp 4 .875 09/08/28 1,488,058
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,730,803
MATERIALS - 0 .3%
200,000 (c) Cemex SAB de C.V. 9 .125 N/A(b) 213,000
TOTAL MATERIALS 213,000
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .0%
500,000 Merck & Co, Inc 1 .900 12/10/28 449,973
275,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 274,099
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 724,072
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .7%
500,000 Apple, Inc 3 .000 06/20/27 480,632
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 480,632
TRANSPORTATION - 0 .1%
60,259 Ethiopian Leasing 2012 LLC 2 .646 05/12/26 58,635
TOTAL TRANSPORTATION 58,635
UTILITIES - 8 .0%
500,000 Avangrid, Inc 3 .150 12/01/24 488,605
600,000 (c) Brooklyn Union Gas Co 4 .632 08/05/27 584,919
500,000 Consumers 2023 Securitization Funding LLC 5 .550 03/01/27 501,948
517,555 (c) Continental Wind LLC 6 .000 02/28/33 527,391
1,000,000 DTE Electric Co 1 .900 04/01/28 899,598
250,000 (c) Electricite de France S.A. 3 .625 10/13/25 244,100
300,000 National Fuel Gas Co 5 .500 01/15/26 300,325
300,000 National Fuel Gas Co 5 .500 10/01/26 300,445
237,000 (c) NextEra Energy Operating Partners LP 7 .250 01/15/29 248,117
219,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 203,769
250,000 Public Service Co of Colorado 3 .700 06/15/28 240,226
275,000 San Diego Gas & Electric Co 4 .950 08/15/28 280,636
374,847 SCE Recovery Funding LLC 1 .977 11/15/28 349,037
500,000 Southern Power Co 4 .150 12/01/25 492,427
TOTAL UTILITIES 5,661,543
TOTAL CORPORATE BONDS 24,702,274
(Cost $24,551,059)
GOVERNMENT BONDS - 43 .7%
AGENCY SECURITIES - 4 .8%
250,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .500 02/12/25 241,352
462,291 Harar Leasing 2013 LLC 2 .582 07/02/25 442,712
283,698 Lulwa Ltd 1 .831 03/26/25 276,663
266,070 Penta Aircraft Leasing LLC 1 .691 04/29/25 259,334
250,000 Private Export Funding Corp (PEFCO) 3 .550 01/15/24 249,821
500,000 PEFCO 1 .750 11/15/24 485,081

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 49,098 Sandalwood LLC 2 .821% 02/12/26 $ 47,819
610,951 Thirax  LLC 0 .968 01/14/33 524,724
177,689 United States International Development Finance Corp 1 .050 10/15/29 161,862
177,689 United States International Development Finance Corp 1 .790 10/15/29 165,626
117,491 (a) Washington Aircraft 2 Co Ltd SOFR 3 M + 0.692% 6 .043 06/26/24 117,619
452,332 Windermere Aviation LLC 2 .351 05/27/26 434,669
TOTAL AGENCY SECURITIES 3,407,282
FOREIGN GOVERNMENT BONDS - 12 .9%
360,000 Asian Development Bank 4 .625 06/13/25 360,261
250,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 230,895
250,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 254,119
300,000 (a),(c) Asian Infrastructure Investment Bank SOFR Compounded Index +
0.620%
6 .016 08/16/27 300,955
250,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 246,636
600,000 (c) BNG Bank NV 1 .500 10/16/24 583,170
250,000 (c) BNG Bank NV 3 .500 05/19/28 243,963
250,000 (c) Caisse d'Amortissement de la Dette Sociale 4 .875 09/19/26 254,017
250,000 (a) Central American Bank for Economic Integration SOFR 3 M + 1.112% 6 .491 11/15/24 249,700
250,000 (c) Central American Bank for Economic Integration 5 .000 02/09/26 250,002
500,000 Council Of Europe Development Bank 3 .000 06/16/25 488,397
500,000 (c) European Stability Mechanism 1 .375 09/11/24 487,200
450,000 Export Development Canada 3 .875 02/14/28 447,099
128,122 Export-Import Bank of the United States 1 .822 05/03/25 124,663
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,012,458
250,000 Inter-American Investment Corp 2 .625 04/22/25 243,172
250,000 Inter-American Investment Corp 0 .625 02/10/26 230,741
500,000 Inter-American Investment Corp 4 .125 02/15/28 498,506
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 230,536
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 497,524
250,000 (a) International Finance Corp SOFR + 0.090% 5 .526 04/03/24 250,067
250,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 231,228
500,000 Japan Bank for International Cooperation 1 .625 01/20/27 460,329
500,000 Japan Bank for International Cooperation 4 .375 10/05/27 500,969
250,000 Japan International Cooperation Agency 4 .000 05/23/28 246,163
250,000 (c) Nederlandse Waterschapsbank NV 1 .750 01/15/25 242,006
TOTAL FOREIGN GOVERNMENT BONDS 9,164,776
MORTGAGE BACKED - 0 .0%
31,201 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.650% 6 .465 01/25/34 31,343
TOTAL MORTGAGE BACKED 31,343
MUNICIPAL BONDS - 6 .8%
440,000 California Municipal Finance Authority 1 .622 08/15/25 415,828
200,000 City of Detroit MI 2 .189 04/01/24 197,669
117,179 (d) City of Fort Wayne IN 10 .750 12/01/29 12
500,000 District of Columbia 3 .850 02/28/25 490,580
250,000 Fairfax County Economic Development Authority 5 .589 10/01/24 251,042
250,000 Florida Development Finance Corp 7 .500 07/01/57 248,931
250,000 (c) Florida Development Finance Corp 8 .000 07/01/57 255,197
250,000 Mount Diablo Unified School District 5 .548 08/01/27 254,043
850,000 New York State Energy Research & Development
Authority
3 .845 04/01/25 835,229
250,000 Pharr Economic Development Corp 3 .016 08/15/26 240,234
650,000 Philadelphia Energy Authority 5 .587 11/01/24 652,537
330,277 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 319,315
250,000 Village of Deerfield IL 4 .000 12/01/28 246,164
200,000 (c) Warm Springs Reservation Confederated Tribe 3 .050 11/01/24 196,000
250,000 (c) Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 231,320
TOTAL MUNICIPAL BONDS 4,834,101
U.S. TREASURY SECURITIES - 19 .2%
329,655 (e) United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 328,779

Short Duration Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 9,283,000 United States Treasury Note 5 .000% 09/30/25 $ 9,377,643
1,151,000 United States Treasury Note 4 .875 11/30/25 1,162,915
2,543,000 United States Treasury Note 4 .375 12/15/26 2,567,834
169,000 United States Treasury Note 4 .375 11/30/28 172,935
TOTAL U.S. TREASURY SECURITIES 13,610,106
TOTAL GOVERNMENT BONDS 31,047,608
(Cost $31,163,604)
STRUCTURED ASSETS - 20 .4%
ASSET BACKED - 12 .7%
1,000,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 991,940
Series - 2019 1 (Class AA)
399,345 Delta Air Lines Pass Through Trust 3 .625 07/30/27 376,093
Series - 2015 1 (Class AA)
197,680 Delta Air Lines Pass Through Trust 2 .000 06/10/28 175,300
Series - 2020 1 (Class AA)
205,123 Delta Air Lines Pass Through Trust 2 .500 06/10/28 180,889
Series - 2020 1 (Class A)
264,399 (c) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 196,818
Series - 2021 4GS (Class A)
251,986 (c) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 189,855
Series - 2021 5CS (Class B)
488,101 (c) Helios Issuer, LLC 5 .300 08/22/50 477,886
Series - 2023 B (Class A)
93,768 (c) HERO Funding Trust 4 .050 09/20/41 87,928
Series - 2016 1A (Class A)
145,051 (c) HERO Funding Trust 3 .910 09/20/42 133,994
Series - 2016 3A (Class A2)
110,365 (c) HERO Funding Trust 2 .720 09/20/57 90,848
Series - 2020 1A (Class A)
500,000 (c) Hertz Vehicle Financing III LLC 5 .570 09/25/29 505,067
Series - 2023 2A (Class A)
109,774 (c) Mosaic Solar Loan Trust 2 .100 04/20/46 95,834
Series - 2020 1A (Class A)
250,442 (c) Mosaic Solar Loan Trust 1 .440 08/20/46 210,034
Series - 2020 2A (Class A)
297,418 (c) Mosaic Solar Loan Trust 1 .440 06/20/52 239,267
Series - 2021 3A (Class A)
247,304 (c) Mosaic Solar Loan Trust 1 .770 06/20/52 202,318
Series - 2021 3A (Class C)
65,385 (a),(c) PNMSR 2018-GT1 A Mtge SOFR 1 M + 3.515% 8 .871 08/25/25 65,469
Series - 2018 GT2 (Class A)
26,452 (c) Renew 3 .670 09/20/52 24,276
Series - 2017 1A (Class A)
197,397 (c) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 168,980
Series - 2021 C (Class A)
256,039 (c) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 226,293
Series - 2022 A (Class A)
242,842 (c) Sunnova Helios XI Issuer LLC 5 .300 05/20/50 237,443
Series - 2023 A (Class A)
442,328 (c) Sunrun Atlas Issuer LLC 3 .610 02/01/55 405,033
Series - 2019 2 (Class A)
336,463 (c) Sunrun Callisto Issuer LLC 3 .980 06/30/54 314,432
Series - 2019 1A (Class A)
286,871 (c) Sunrun Callisto Issuer LLC 2 .270 01/30/57 242,560
Series - 2021 2A (Class A)
250,000 (c) Tesla Auto Lease Trust 5 .860 08/20/25 250,465
Series - 2023 A (Class A2)
511,644 (c) Tesla Auto Lease Trust 0 .600 09/22/25 504,505
Series - 2021 B (Class A3)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 250,000 (c) Tesla Auto Lease Trust 1 .320% 09/22/25 $ 242,255
Series - 2021 B (Class D)
250,000 (c) Tesla Auto Lease Trust 5 .890 06/22/26 251,026
Series - 2023 A (Class A3)
815,000 (c) Tesla Auto Lease Trust 6 .130 09/21/26 823,127
Series - 2023 B (Class A3)
750,000 (c) Tesla Electric Vehicle Trust 5 .540 12/21/26 752,171
Series - 2023 1 (Class A2A)
379,869 (c) Vivint Colar Financing V LLC 7 .370 04/30/48 354,290
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 9,016,396
OTHER MORTGAGE BACKED - 7 .7%
250,000 (a),(c) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .726 04/15/34 186,296
Series - 2021 ACEN (Class C)
250,000 (c) BX Trust 6 .300 10/13/27 233,967
Series - 2022 CLS (Class B)
250,000 (a),(c) BX TRUST SOFR 1 M + 1.490% 6 .852 01/17/39 245,352
Series - 2022 AHP (Class AS)
250,000 (a),(c) BX TRUST SOFR 1 M + 2.090% 7 .452 01/17/39 241,139
Series - 2022 AHP (Class C)
50,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .837 03/25/42 52,338
Series - 2022 R03 (Class 1M2)
27,000 (a),(c) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .937 07/25/42 28,353
Series - 2022 R08 (Class 1M2)
250,000 (a),(c) DBUBS Mortgage Trust 3 .530 10/10/34 208,690
Series - 2017 BRBK (Class D)
250,000 (c) Frontier Issuer LLC 6 .600 08/20/53 248,704
Series - 2023 1 (Class A2)
250,000 (c) Frontier Issuer LLC 11 .500 08/20/53 246,321
Series - 2023 1 (Class C)
91,313 GS Mortgage Securities Trust 2 .922 05/10/49 88,759
Series - 2016 GS2 (Class AAB)
500,000 (a),(c) J.P. Morgan Chase Commercial Mortgage Securities
Trust
SOFR 1 M + 1.734% 7 .096 10/15/33 473,443
Series - 2020 609M (Class A)
250,000 (a),(c) MAD Mortgage Trust 3 .188 08/15/34 224,843
Series - 2017 330M (Class A)
212,214 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 6 .469 07/15/36 192,857
Series - 2019 MILE (Class A)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .241 07/15/36 213,974
Series - 2019 MILE (Class B)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .641 07/15/36 201,312
Series - 2019 MILE (Class C)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .691 07/15/36 163,633
Series - 2019 MILE (Class F)
12,736 (a),(c) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 12,177
Series - 2018 1 (Class A2)
250,000 (c) One Market Plaza Trust 3 .614 02/10/32 228,687
Series - 2017 1MKT (Class A)
250,000 (c) One Market Plaza Trust 3 .845 02/10/32 219,139
Series - 2017 1MKT (Class B)
27,382,754 (a),(c) SLG Office Trust 0 .258 07/15/41 407,998
Series - 2021 OVA (Class X)
500,000 (a),(c) STWD Mortgage Trust SOFR 1 M + 1.371% 6 .733 11/15/36 489,170
Series - 2021 LIH (Class AS)
500,000 (a),(c) STWD Mortgage Trust SOFR 1 M + 1.770% 7 .132 11/15/36 488,216
Series - 2021 LIH (Class B)
270,000 (a),(c) STWD Mortgage Trust SOFR 1 M + 2.069% 7 .431 11/15/36 262,196
Series - 2021 LIH (Class C)

Short Duration Impact Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 135,156 (c) Verus Securitization Trust 2 .417% 01/25/60 $ 129,580
Series - 2020 1 (Class A1)
TOTAL OTHER MORTGAGE BACKED 5,487,144
TOTAL STRUCTURED ASSETS 14,503,540
(Cost $15,387,605)
TOTAL LONG-TERM INVESTMENTS 72,048,134
(Cost $72,912,633)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1 .1%
$ 800,000 (f) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 800,000
TOTAL REPURCHASE AGREEMENT 800,000
TOTAL SHORT-TERM INVESTMENTS 800,000
(Cost $800,000)
TOTAL INVESTMENTS - 102.5% 72,848,134
(Cost $73,712,633)
OTHER ASSETS & LIABILITIES, NET - (2.5)% (1,795,804)
NET ASSETS - 100.0% $ 71,052,330
AVG Average
D Day
M Month
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
Perpetual security
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
In default
(e)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $800,473 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $816,063.

Portfolio of Investments
Short-Term Bond Fund December 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 94.4%
BANK LOAN OBLIGATIONS - 1.7%
CAPITAL GOODS - 0 .1%
$ 975,000 (a) AECOM SOFR 12 M + 1.750% 7 .220% 04/13/28 $ 977,135
1,481,108 (a) Core & Main LP SOFR 2 M + 2.500% 8 .056 07/27/28 1,483,885
103,389 (a) Gardner Denver, Inc SOFR 12 M + 1.750% 7 .206 03/01/27 103,809
168,060 (a) Ingersoll-Rand Services Co SOFR 12 M + 1.750% 7 .206 03/01/27 168,742
TOTAL CAPITAL GOODS 2,733,571
COMMERCIAL & PROFESSIONAL SERVICES - 0 .0%
1,121,678 (a) GFL Environmental, Inc SOFR 4 M + 2.500% 7 .912 05/31/27 1,127,146
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,127,146
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .2%
670,250 (a) American Builders & Contractors Supply Co, Inc SOFR 12 M + 2.000% 7 .456 01/15/27 672,763
1,771,986 (a) Avis Budget Car Rental LLC SOFR 12 M + 1.750% 7 .220 08/06/27 1,770,657
1,077,500 (a) Avis Budget Car Rental LLC SOFR 1 M + 3.000% 8 .456 03/16/29 1,081,207
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,524,627
CONSUMER SERVICES - 0 .4%
1,462,121 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7 .606 09/23/30 1,464,468
1,239,037 (a) Flutter Financing BV SOFR 4 M + 3.250% 8 .863 07/22/28 1,244,885
1,943,891 (a) Hilton Worldwide Finance LLC SOFR 3 M + 1.750% 7 .174 06/21/26 1,950,880
790,265 (a) KFC Holding Co SOFR 12 M + 1.750% 7 .223 03/15/28 792,157
1,422,850 (a) Wyndham Hotels & Resorts, Inc SOFR 12 M + 2.250% 7 .706 05/24/30 1,428,278
TOTAL CONSUMER SERVICES 6,880,668
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .0%
803,676 (a) US Foods, Inc SOFR 12 M + 2.500% 7 .970 11/22/28 808,289
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 808,289
FINANCIAL SERVICES - 0 .0%
714,673 (a) Trans Union LLC SOFR 12 M + 2.250% 7 .720 12/01/28 717,935
TOTAL FINANCIAL SERVICES 717,935
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
1,886,165 (a) Energizer Holdings, Inc SOFR 12 M + 2.250% 7 .721 12/22/27 1,888,523
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,888,523
MATERIALS - 0 .1%
1,172,895 (a) Berry Global, Inc SOFR 12 M + 1.750% 7 .222 07/01/29 1,175,704
TOTAL MATERIALS 1,175,704
MEDIA & ENTERTAINMENT - 0 .2%
1,346,937 (a) CSC Holdings LLC LIBOR 12 M + 2.250% 7 .726 07/17/25 1,328,423
680,470 (a) Nascar Holdings LLC SOFR 12 M + 2.500% 7 .970 10/19/26 683,910
1,290,299 (a) Outfront Media Capital LLC SOFR 12 M + 1.750% 7 .106 11/18/26 1,288,415
TOTAL MEDIA & ENTERTAINMENT 3,300,748
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .3%
955,537 (a) Avantor, Inc SOFR 12 M + 2.250% 7 .706 11/08/27 958,858
2,212,156 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .970 05/05/28 2,226,435
2,197,494 (a) Organon & Co SOFR 12 M + 3.000% 8 .472 06/02/28 2,205,745
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,391,038
SOFTWARE & SERVICES - 0 .3%
1,654,797 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .456 09/12/29 1,659,190
1,828,670 (a) Open Text Corp SOFR 12 M + 1.750% 7 .206 05/30/25 1,834,001

Short-Term Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 372,498 (a) SS&C Technologies, Inc SOFR 12 M + 1.750% 7 .220% 04/16/25 $ 373,465
351,722 (a) SS&C Technologies, Inc SOFR 1 M + 1.750% 7 .220 04/16/25 352,634
570,151 (a) SS&C Technologies, Inc SOFR 1 M + 2.250% 7 .706 03/22/29 571,768
338,802 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .706 03/22/29 339,763
TOTAL SOFTWARE & SERVICES 5,130,821
TOTAL BANK LOAN OBLIGATIONS 32,679,070
(Cost $32,438,457)
CORPORATE BONDS - 33 .4%
AUTOMOBILES & COMPONENTS - 1 .3%
2,725,000 (b) Denso Corp 1 .239 09/16/26 2,471,061
3,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 3,163,646
4,000,000 General Motors Financial Co, Inc 1 .200 10/15/24 3,860,112
11,000,000 General Motors Financial Co, Inc 5 .400 04/06/26 11,069,736
850,000 General Motors Financial Co, Inc 6 .000 01/09/28 878,836
2,250,000 (b) Hyundai Capital Services, Inc 2 .125 04/24/25 2,157,176
1,335,000 (b),(c) Kia Corp 2 .375 02/14/25 1,292,743
TOTAL AUTOMOBILES & COMPONENTS 24,893,310
BANKS - 11 .7%
2,100,000 (b) Banco de Credito del Peru 2 .700 01/11/25 2,037,952
3,650,000 (b) Banco del Estado de Chile 2 .704 01/09/25 3,522,792
2,855,000 (b) Banco do Brasil S.A. 3 .250 09/30/26 2,711,092
5,000,000 Banco Santander S.A. 3 .496 03/24/25 4,893,788
4,000,000 (b) Bank Leumi Le-Israel BM 5 .125 07/27/27 3,928,104
5,000,000 Bank of America Corp 0 .976 04/22/25 4,919,844
8,000,000 Bank of America Corp 0 .981 09/25/25 7,721,066
20,000,000 Bank of America Corp 3 .384 04/02/26 19,451,168
10,000,000 Bank of America NA 5 .650 08/18/25 10,122,745
10,000,000 Barclays plc 6 .490 09/13/29 10,411,700
500,000 Citigroup, Inc 6 .069 10/30/24 500,280
23,600,000 Citigroup, Inc 0 .981 05/01/25 23,199,493
2,500,000 Citigroup, Inc 1 .281 11/03/25 2,405,332
10,000,000 Citigroup, Inc 5 .610 09/29/26 10,072,849
5,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 4,993,352
5,000,000 Credit Suisse AG. 0 .495 02/02/24 4,977,822
1,775,000 (b) Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,774,120
5,000,000 Goldman Sachs Group, Inc 5 .923 09/10/24 4,991,991
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,238,412
725,000 JPMorgan Chase & Co 0 .563 02/16/25 720,139
20,000,000 JPMorgan Chase & Co 0 .824 06/01/25 19,571,761
14,000,000 JPMorgan Chase & Co 4 .080 04/26/26 13,772,220
10,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 10,089,729
5,000,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 4,981,271
5,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 5,141,131
1,250,000 NatWest Group plc 1 .642 06/14/27 1,141,362
10,000,000 Royal Bank of Canada 5 .200 07/20/26 10,106,757
3,000,000 Toronto-Dominion Bank 3 .766 06/06/25 2,951,614
5,000,000 Toronto-Dominion Bank 5 .523 07/17/28 5,147,703
4,000,000 (b) United Overseas Bank Ltd 1 .250 04/14/26 3,696,708
21,900,000 Wells Fargo Bank NA 5 .450 08/07/26 22,256,818
TOTAL BANKS 223,451,115
CAPITAL GOODS - 2 .0%
7,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 6,972,253
5,000,000 Boeing Co 1 .433 02/04/24 4,978,723
10,000,000 Boeing Co 2 .196 02/04/26 9,448,869
10,000,000 Caterpillar Financial Services Corp 4 .350 05/15/26 9,978,711

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 5,825,000 John Deere Capital Corp 4 .950% 07/14/28 $ 5,971,819
TOTAL CAPITAL GOODS 37,350,375
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .3%
2,700,000 O'Reilly Automotive, Inc 5 .750 11/20/26 2,764,686
3,000,000 (b) Prosus NV 3 .257 01/19/27 2,771,472
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,536,158
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .2%
3,900,000 Walmart, Inc 1 .050 09/17/26 3,583,345
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,583,345
ENERGY - 2 .6%
3,000,000 Canadian Natural Resources Ltd 2 .050 07/15/25 2,858,264
4,775,000 Enbridge, Inc 2 .500 02/14/25 4,630,349
3,000,000 Energy Transfer LP 2 .900 05/15/25 2,906,839
5,000,000 Energy Transfer Operating LP 4 .500 04/15/24 4,981,278
3,500,000 Enterprise Products Operating LLC 5 .050 01/10/26 3,531,971
4,000,000 Marathon Petroleum Corp 4 .700 05/01/25 3,972,888
208,500 Petroleos Mexicanos 2 .378 04/15/25 200,212
1,000,000 Petroleos Mexicanos 4 .500 01/23/26 935,632
1,000,000 Petroleos Mexicanos 5 .350 02/12/28 867,473
1,350,000 Phillips 66 0 .900 02/15/24 1,341,650
3,289,473 Reliance Industries Ltd 2 .444 01/15/26 3,199,849
3,000,000 (b) Saudi Arabian Oil Co 2 .875 04/16/24 2,971,560
2,000,000 (b) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,879,148
5,000,000 TransCanada PipeLines Ltd 1 .000 10/12/24 4,821,510
10,000,000 Williams Cos, Inc 5 .400 03/02/26 10,099,923
TOTAL ENERGY 49,198,546
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .4%
2,000,000 American Tower Corp 3 .375 05/15/24 1,981,167
1,450,000 AvalonBay Communities, Inc 3 .500 11/15/24 1,427,977
1,044,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,023,402
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,970,397
410,000 Federal Realty OP LP 3 .950 01/15/24 409,568
1,665,000 (b) SBA Tower Trust 2 .836 01/15/25 1,607,839
13,365,000 (b) SBA Tower Trust 1 .884 01/15/26 12,399,531
2,500,000 (b) SBA Tower Trust 1 .631 11/15/26 2,232,146
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 26,052,027
FINANCIAL SERVICES - 3 .8%
5,500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 5,617,359
5,500,000 American Express Co 3 .375 05/03/24 5,457,812
1,500,000 (b) Banco BTG Pactual S.A. 2 .750 01/11/26 1,413,674
7,000,000 Capital One Financial Corp 4 .166 05/09/25 6,947,158
2,500,000 (b) DAE Funding LLC 2 .625 03/20/25 2,394,875
2,950,000 Deutsche Bank AG. 0 .898 05/28/24 2,897,316
1,850,000 Deutsche Bank AG. 6 .819 11/20/29 1,947,762
14,450,000 Goldman Sachs Group, Inc 5 .700 11/01/24 14,484,448
4,000,000 Morgan Stanley 3 .620 04/17/25 3,975,820
5,000,000 Morgan Stanley 0 .790 05/30/25 4,887,917
5,000,000 Morgan Stanley 1 .164 10/21/25 4,811,954
4,000,000 Morgan Stanley 4 .679 07/17/26 3,961,612
1,675,000 Morgan Stanley 5 .449 07/20/29 1,706,744
2,000,000 (b) Private Export Funding Corp 0 .550 07/30/24 1,949,299
5,000,000 State Street Corp 5 .272 08/03/26 5,072,657
5,000,000 (b) UBS AG. 0 .450 02/09/24 4,972,824
TOTAL FINANCIAL SERVICES 72,499,231

Short-Term Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO - 0 .5%
$ 3,000,000 (b) Bimbo Bakeries USA, Inc 6 .050% 01/15/29 $ 3,155,370
3,000,000 Constellation Brands, Inc 3 .600 05/09/24 2,977,638
4,300,000 PepsiCo, Inc 5 .125 11/10/26 4,390,889
TOTAL FOOD, BEVERAGE & TOBACCO 10,523,897
HEALTH CARE EQUIPMENT & SERVICES - 0 .8%
3,750,000 CVS Health Corp 4 .300 03/25/28 3,686,429
3,250,000 DH Europe Finance II Sarl 2 .200 11/15/24 3,165,397
3,200,000 HCA, Inc 5 .200 06/01/28 3,232,837
5,000,000 McKesson Corp 4 .900 07/15/28 5,087,281
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,171,944
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
5,000,000 Haleon UK Capital plc 3 .125 03/24/25 4,882,125
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,882,125
INSURANCE - 0 .7%
2,300,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 2,414,031
3,000,000 (b) Principal Life Global Funding II 0 .750 04/12/24 2,957,095
2,500,000 (b) Principal Life Global Funding II 0 .875 01/12/26 2,295,080
5,000,000 (b) Protective Life Global Funding 0 .473 01/12/24 4,993,457
TOTAL INSURANCE 12,659,663
MATERIALS - 1 .1%
2,200,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,979,262
1,200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 1,179,000
1,000,000 (c) Nutrien Ltd 4 .900 03/27/28 1,009,004
4,725,000 (b) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 4,337,768
3,000,000 (b) POSCO 4 .375 08/04/25 2,956,251
4,200,000 (b),(c) POSCO 5 .750 01/17/28 4,310,302
3,000,000 Sherwin-Williams Co 4 .050 08/08/24 2,972,963
3,000,000 WRKCo, Inc 3 .000 09/15/24 2,942,841
TOTAL MATERIALS 21,687,391
MEDIA & ENTERTAINMENT - 2 .0%
2,000,000 (b) CCO Holdings LLC 5 .125 05/01/27 1,932,339
10,000,000 Charter Communications Operating LLC 4 .908 07/23/25 9,904,934
10,000,000 Charter Communications Operating LLC 6 .150 11/10/26 10,223,290
10,000,000 Comcast Corp 5 .250 11/07/25 10,105,781
117,000 Take-Two Interactive Software, Inc 3 .300 03/28/24 116,266
6,875,000 Warnermedia Holdings, Inc 3 .638 03/15/25 6,725,809
TOTAL MEDIA & ENTERTAINMENT 39,008,419
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .9%
4,600,000 Amgen, Inc 5 .150 03/02/28 4,709,255
8,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 7,995,865
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 1,000,587
3,000,000 Zoetis, Inc 5 .400 11/14/25 3,024,453
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,730,160
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .8%
5,000,000 NVIDIA Corp 0 .584 06/14/24 4,892,429
3,000,000 (b) SK Hynix, Inc 1 .500 01/19/26 2,763,114
3,000,000 (b) SK Hynix, Inc 6 .375 01/17/28 3,096,789
1,075,000 TSMC Arizona Corp 1 .750 10/25/26 990,797
1,325,000 TSMC Arizona Corp 3 .875 04/22/27 1,295,726
3,000,000 (b) TSMC Global Ltd 0 .750 09/28/25 2,788,139
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 15,826,994
SOFTWARE & SERVICES - 0 .5%
5,000,000 Adobe, Inc 1 .900 02/01/25 4,850,475

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 925,000 (b) NortonLifeLock, Inc 6 .750% 09/30/27 $ 941,029
3,100,000 Oracle Corp 5 .800 11/10/25 3,148,336
TOTAL SOFTWARE & SERVICES 8,939,840
TELECOMMUNICATION SERVICES - 0 .9%
5,500,000 AT&T, Inc 1 .700 03/25/26 5,145,684
8,000,000 T-Mobile USA, Inc 3 .750 04/15/27 7,759,414
5,500,000 Verizon Communications, Inc 2 .100 03/22/28 4,975,325
TOTAL TELECOMMUNICATION SERVICES 17,880,423
TRANSPORTATION - 0 .6%
5,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 4,820,611
2,000,000 (b) Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 1,930,456
3,400,000 (b) Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,324,330
2,000,000 (b) Transnet SOC Ltd 8 .250 02/06/28 2,012,600
TOTAL TRANSPORTATION 12,087,997
UTILITIES - 1 .0%
1,925,000 Consumers 2023 Securitization Funding LLC 5 .550 03/01/27 1,932,499
3,000,000 Dominion Energy, Inc 3 .300 03/15/25 2,928,923
5,000,000 Florida Power & Light Co 4 .400 05/15/28 5,007,993
1,575,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,589,861
5,000,000 WEC Energy Group, Inc 4 .750 01/09/26 4,980,365
3,300,000 WEC Energy Group, Inc 5 .600 09/12/26 3,358,559
TOTAL UTILITIES 19,798,200
TOTAL CORPORATE BONDS 637,761,160
(Cost $642,170,824)
GOVERNMENT BONDS - 41 .2%
AGENCY SECURITIES - 1 .3%
20,036,250 Federal Home Loan Bank (FHLB) 1 .000 03/23/26 18,611,992
1,510,000 Montefiore Medical Center 2 .152 10/20/26 1,434,676
2,631,579 Reliance Industries Ltd 1 .870 01/15/26 2,538,887
2,500,000 Reliance Industries Ltd 2 .060 01/15/26 2,387,907
TOTAL AGENCY SECURITIES 24,973,462
FOREIGN GOVERNMENT BONDS - 3 .5%
2,500,000 Brazilian Government International Bond 2 .875 06/06/25 2,412,382
6,250,000 (b) Central American Bank for Economic Integration 5 .000 02/09/26 6,250,057
500,000 (b) Honduras Government International Bond 7 .500 03/15/24 498,375
1,000,000 (b) Hungary Government International Bond 6 .125 05/22/28 1,038,688
2,800,000 (b) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,569,367
12,000,000 (a) Kreditanstalt fuer Wiederaufbau SOFR Compounded Index +
1.000%
6 .393 02/12/24 12,012,095
300,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 305,001
4,350,000 Mexico Government International Bond 3 .750 01/11/28 4,192,740
4,300,000 (b) Morocco Government International Bond 2 .375 12/15/27 3,849,283
3,575,000 (b) OPEC Fund for International Development 4 .500 01/26/26 3,553,797
3,400,000 (b) Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 3,372,800
4,250,000 Peruvian Government International Bond 4 .125 08/25/27 4,155,140
900,000 Philippine Government International Bond 2 .457 05/05/30 798,714
3,000,000 (b) Qatar Government International Bond 3 .375 03/14/24 2,984,868
4,000,000 (b) Qatar Government International Bond 4 .000 03/14/29 3,965,392
6,800,000 Republic of Italy Government International Bond 2 .375 10/17/24 6,638,146
2,000,000 (b) Republic of Uzbekistan International Bond 4 .750 02/20/24 1,991,580
1,000,000 (b) Romanian Government International Bond 6 .625 02/17/28 1,033,176
5,200,000 (b) Saudi Government International Bond 3 .250 10/26/26 5,011,656
TOTAL FOREIGN GOVERNMENT BONDS 66,633,257

Short-Term Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED - 6 .5%
$ 3,137,794 (a),(b) Chase Mortgage Trust 3 .750% 12/25/45 $ 2,873,725
13,929 Citicorp Mortgage Securities Trust 5 .500 02/25/26 13,630
285,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .237 12/25/41 285,891
4,890,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .437 03/25/42 5,054,997
6,120,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .987 06/25/42 6,639,757
985,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8 .687 01/25/43 1,034,589
15,481 Deutsche Mortgage Securities, Inc Mortgage Loan Trust
(Step Bond)
5 .940 07/25/34 15,162
27,887,719 Federal Home Loan Mortgage Corp (FHLMC) 5 .500 10/01/38 28,286,093
6,303,056 Federal National Mortgage Association (FNMA) 5 .500 09/01/38 6,393,094
6,372,877 Government National Mortgage Association (GNMA) 2 .000 05/15/31 5,729,039
16,884,830 GNMA 1 .730 07/15/37 14,177,585
52,316 (a) Impac CMB Trust SOFR 1 M + 0.774% 6 .130 03/25/35 48,069
282,114 (a),(b) New Residential Mortgage Loan Trust 3 .750 11/25/54 265,644
451,560 (a),(b) New Residential Mortgage Loan Trust 3 .750 03/25/56 425,172
776,646 (a),(b) New Residential Mortgage Loan Trust 4 .000 12/25/57 741,253
437,256 (a) Structured Adjustable Rate Mortgage Loan Trust SOFR 1 M + 0.484% 5 .840 07/25/34 432,542
4,801,677 (a),(b) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.250% 7 .587 08/25/33 4,834,594
5,782,765 (a),(b) STACR 30 D AVG SOFR + 2.300% 7 .637 08/25/33 5,842,125
18,165,000 (a),(b) STACR 30 D AVG SOFR + 1.500% 6 .837 10/25/41 18,027,736
460,000 (a),(b) STACR 30 D AVG SOFR + 2.900% 8 .237 04/25/42 473,241
20,000,000 (a),(b) STACR 30 D AVG SOFR + 3.350% 8 .687 05/25/42 20,838,340
1,055,000 (a),(b) STACR 30 D AVG SOFR + 4.000% 9 .337 07/25/42 1,108,305
TOTAL MORTGAGE BACKED 123,540,583
MUNICIPAL BONDS - 0 .6%
11,755,000 City of New York NY 2 .280 08/01/25 11,306,805
TOTAL MUNICIPAL BONDS 11,306,805
U.S. TREASURY SECURITIES - 29 .3%
42,000,000 United States Treasury Note 1 .750 03/15/25 40,584,141
70,922,000 United States Treasury Note 3 .875 03/31/25 70,298,662
21,185,000 United States Treasury Note 3 .875 04/30/25 20,994,666
70,000,000 United States Treasury Note 3 .000 09/30/25 68,386,718
80,000,000 United States Treasury Note 3 .000 10/31/25 78,137,500
20,000,000 United States Treasury Note 2 .875 11/30/25 19,482,812
28,330,000 United States Treasury Note 4 .875 11/30/25 28,623,260
39,000,000 United States Treasury Note 0 .500 02/28/26 36,039,961
13,091,000 United States Treasury Note 3 .625 05/15/26 12,939,124
47,000,000 United States Treasury Note 1 .500 08/15/26 43,989,063
20,000,000 United States Treasury Note 4 .375 12/15/26 20,195,312
15,000,000 United States Treasury Note 0 .500 06/30/27 13,324,219
49,000,000 United States Treasury Note 0 .625 11/30/27 43,186,992
15,686,000 United States Treasury Note 3 .625 03/31/28 15,515,047
32,000,000 United States Treasury Note 1 .250 09/30/28 28,360,000
10,567,000 United States Treasury Note 4 .375 11/30/28 10,813,013
10,000,000 United States Treasury Note 3 .625 03/31/30 9,844,922
TOTAL U.S. TREASURY SECURITIES 560,715,412
TOTAL GOVERNMENT BONDS 787,169,519
(Cost $789,390,602)
STRUCTURED ASSETS - 18 .1%
ASSET BACKED - 6 .4%
61,130 Aames Mortgage Trust (Step Bond) 7 .396 06/25/32 59,200
Series - 2002 1 (Class A3)
55,677 (b) Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 0
Series - 2005 WMC1 (Class N1)
624,837 (a) Asset Backed Securities Corp Home Equity Loan Trust
Series
SOFR 1 M + 1.764% 7 .126 03/15/32 628,319
Series - 2002 HE1 (Class M1)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,914,543 (b) Capital Automotive REIT 1 .440% 08/15/51 $ 1,704,813
Series - 2021 1A (Class A1)
2,104,866 (b) Capital Automotive REIT 1 .920 08/15/51 1,858,830
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0 .740 10/15/26 8,111,937
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1 .000 03/15/27 6,491,971
Series - 2021 3 (Class B)
943 Centex Home Equity 5 .540 01/25/32 923
Series - 2002 A (Class AF6)
42,386 (a) Centex Home Equity SOFR 1 M + 0.759% 6 .115 03/25/34 41,183
Series - 2004 B (Class M1)
9,579,164 (b) CF Hippolyta LLC 1 .690 07/15/60 8,852,764
Series - 2020 1 (Class A1)
122,341 (a) Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 113,442
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0 .900 01/16/29 2,342,767
Series - 2021 B (Class B)
6,664,000 (b) DB Master Finance LLC 2 .045 11/20/51 6,056,050
Series - 2021 1A (Class A2I)
10,725,000 (b) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 9,480,836
Series - 2021 1A (Class A2I)
801,519 (b) FCI Funding LLC 1 .130 04/15/33 790,302
Series - 2021 1A (Class A)
1,852,478 (b) FNA VI LLC 1 .350 01/10/32 1,690,365
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0 .700 10/15/26 4,263,021
Series - 2021 A (Class B)
1,500,000 (b) Ford Credit Auto Owner Trust 1 .610 10/17/33 1,376,776
Series - 2021 1 (Class B)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0 .750 05/17/27 3,196,050
Series - 2021 1 (Class B)
282,704 IMC Home Equity Loan Trust (Step Bond) 5 .432 08/20/29 276,393
Series - 1998 3 (Class A7)
6,100,000 (a),(b) MSCG Trust 3 .462 06/07/35 5,340,486
Series - 2015 ALDR (Class C)
2,253,768 (b) Navient Private Education Refi Loan Trust 0 .840 05/15/69 1,985,375
Series - 2021 A (Class A)
1,528,789 (b) Oportun Funding XIV LLC 1 .210 03/08/28 1,459,020
Series - 2021 A (Class A)
2,000,000 (b) Oportun Issuance Trust 1 .960 05/08/31 1,850,820
Series - 2021 B (Class B)
542,751 (a) Park Place Securities, Inc SOFR 1 M + 1.359% 6 .715 01/25/36 533,264
Series - 2005 WCH1 (Class M4)
7,000,000 (b) PFS Financing Corp 0 .710 04/15/26 6,892,279
Series - 2021 A (Class A)
3,301,923 (a),(b) PNMSR 2018-GT1 A Mtge SOFR 1 M + 3.515% 8 .871 08/25/25 3,306,177
Series - 2018 GT2 (Class A)
5,500,000 (b) Santander Consumer Auto Receivables Trust 0 .710 08/17/26 5,249,230
Series - 2021 AA (Class B)
6,063,158 SCE Recovery Funding LLC 0 .861 11/15/31 5,161,491
Series - 2021 A-1 (Class A)
2,369,900 (b) ServiceMaster Funding LLC 2 .841 10/30/51 2,068,240
Series - 2020 1 (Class A2I)
5,606,250 (b) SERVPRO Master Issuer LLC 2 .394 04/25/51 4,815,769
Series - 2021 1A (Class A2)
1,181,783 (b) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,113,592
Series - 2021 1A (Class A)
12,615,300 (b) Taco Bell Funding LLC 1 .946 08/25/51 11,305,895
Series - 2021 1A (Class A2I)

Short-Term Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 10,185,000 Verizon Master Trust 0 .890% 05/20/27 $ 9,971,908
Series - 2021 1 (Class C)
5,464,877 (b) Wendy's Funding LLC 2 .370 06/15/51 4,711,763
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 123,101,251
OTHER MORTGAGE BACKED - 11 .7%
1,609,662 (a),(b) ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6 .303 12/18/37 1,610,976
Series - 2021 FL4 (Class A)
5,242,000 (a),(b) Angel Oak Mortgage Trust 3 .161 12/25/59 4,628,281
Series - 2020 1 (Class M1)
2,500,000 (a),(b) Ashford Hospitality Trust LIBOR 1 M + 2.922% 2 .860 06/15/35 2,415,365
Series - 2018 KEYS (Class D)
4,119,000 (a),(b) BBCMS Trust SOFR 1 M + 1.297% 6 .659 07/15/37 4,054,252
Series - 2018 CBM (Class A)
179,846 (a),(b) BHP Trust SOFR 1 M + 1.022% 6 .384 08/15/36 178,977
Series - 2019 BXHP (Class A)
2,975,000 (a),(b) BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 2 .110 10/15/36 2,953,999
Series - 2019 XL (Class F)
3,060,000 (a),(b) BX Commercial Mortgage Trust SOFR 1 M + 1.364% 6 .726 10/15/36 3,043,709
Series - 2019 XL (Class C)
4,892,694 (a),(b) BX Commercial Mortgage Trust SOFR 1 M + 0.984% 6 .346 06/15/38 4,802,416
Series - 2021 SOAR (Class B)
3,909,651 (a),(b) BX Commercial Mortgage Trust SOFR 1 M + 1.112% 6 .474 10/15/38 3,830,957
Series - 2021 XL2 (Class B)
6,607,310 (a),(b) BX Commercial Mortgage Trust SOFR 1 M + 1.312% 6 .674 10/15/38 6,458,844
Series - 2021 XL2 (Class C)
1,000,000 (a),(b) BX Commercial Mortgage Trust SOFR 1 M + 1.840% 7 .202 01/17/39 976,704
Series - 2022 AHP (Class B)
1,490,000 Citigroup Commercial Mortgage Trust 3 .863 07/10/47 1,437,466
Series - 2014 GC23 (Class AS)
3,000,000 (b) COMM Mortgage Trust 3 .376 01/10/39 2,476,384
Series - 2022 HC (Class C)
1,684,219 (b) COMM Mortgage Trust 3 .397 03/10/46 1,474,002
Series - 2013 CR6 (Class B)
1,643,859 (a) COMM Mortgage Trust 4 .502 02/10/47 1,331,583
Series - 2014 CR14 (Class C)
3,879,904 COMM Mortgage Trust 4 .701 03/10/47 3,684,577
Series - 2014 UBS2 (Class B)
1,422,184 (a) COMM Mortgage Trust 4 .947 03/10/47 1,248,908
Series - 2014 UBS2 (Class C)
6,000,000 COMM Mortgage Trust 4 .377 05/10/47 5,500,034
Series - 2014 CR17 (Class B)
2,500,000 COMM Mortgage Trust 4 .012 06/10/47 2,429,312
Series - 2014 UBS3 (Class AM)
2,000,000 (a) COMM Mortgage Trust 4 .629 08/10/47 1,934,679
Series - 2014 CR19 (Class B)
1,188,400 (a) COMM Mortgage Trust 4 .629 08/10/47 1,099,405
Series - 2014 CR19 (Class C)
1,000,000 (a),(b) COMM Mortgage Trust 4 .697 08/10/47 858,128
Series - 2014 CR19 (Class D)
1,012,000 (a) COMM Mortgage Trust 4 .287 05/10/48 910,934
Series - 2015 CR23 (Class C)
4,115,000 (a) COMM Mortgage Trust 4 .322 07/10/48 3,866,603
Series - 2015 LC21 (Class B)
3,000,000 (a) COMM Mortgage Trust 3 .463 08/10/48 2,433,103
Series - 2015 CR24 (Class D)
4,170,000 (a) COMM Mortgage Trust 4 .516 08/10/48 3,963,148
Series - 2015 CR25 (Class B)
2,500,000 (a) COMM Mortgage Trust 4 .465 10/10/48 2,355,623
Series - 2015 CR26 (Class B)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 6,158,770 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 0.850% 6 .187% 12/25/41 $ 6,140,312
Series - 2021 R03 (Class 1M1)
165,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .187 05/25/42 173,771
Series - 2022 R06 (Class 1M2)
3,795,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .087 09/25/42 4,113,369
Series - 2022 R09 (Class 2M2)
12,515,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .087 12/25/42 13,247,278
Series - 2023 R01 (Class 1M2)
2,523,039 (b) Credit Suisse Commercial Mortgage Trust 3 .304 09/15/37 2,176,414
Series - 2014 USA (Class A1)
2,144,664 (a),(b) Credit Suisse Mortgage Capital Certificates SOFR 1 M + 1.027% 6 .389 05/15/36 2,144,907
Series - 2019 ICE4 (Class A)
1,400,000 (b) CSMC 2 .816 08/15/37 1,292,465
Series - 2020 NET (Class B)
1,858,586 (b) CSMC Trust 1 .414 05/25/65 1,698,614
Series - 2020 NQM1 (Class A2)
2,598,000 (a),(b) GS Mortgage Securities Corp II 4 .537 02/10/46 2,221,986
Series - 2013 GC10 (Class D)
1,000,000 (a),(b) GS Mortgage Securities Corp Trust SOFR 1 M + 2.164% 7 .526 11/15/36 961,730
Series - 2021 ARDN (Class C)
1,750,000 (a),(b) GS Mortgage Securities Corp Trust SOFR 1 M + 2.864% 8 .226 11/15/36 1,649,070
Series - 2021 ARDN (Class D)
1,385,306 (a),(b) GS Mortgage Securities Trust SOFR 1 M + 1.143% 6 .513 10/15/31 1,262,889
Series - 2018 HART (Class A)
1,321,000 (a),(b) GS Mortgage Securities Trust 3 .349 07/10/52 1,300,827
Series - 2019 GC40 (Class DBA)
9,000,000 (a),(b) GS Mortgage Securities Trust 3 .501 07/10/52 8,861,541
Series - 2019 GC40 (Class DBB)
5,000,000 (a),(b) GS Mortgage Securities Trust 3 .550 07/10/52 4,922,811
Series - 2019 GC40 (Class DBC)
2,984,689 (a),(b) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 2,539,373
Series - 2020 PJ5 (Class A4)
4,724,484 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Corp
SOFR 1 M + 0.914% 6 .276 04/15/38 4,685,293
Series - 2021 MHC (Class A)
1,052,072 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Trust
5 .013 02/15/46 982,144
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .870 08/15/49 2,136,246
Series - 2016 JP3 (Class A5)
50,729 (a),(b) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6 .420 10/25/49 49,170
Series - 2019 INV1 (Class A11)
68,143 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 67,489
Series - 2014 C23 (Class ASB)
4,700,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 4,536,690
Series - 2014 C23 (Class B)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 1,471,400
Series - 2015 C31 (Class AS)
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 998,063
Series - 2015 C31 (Class B)
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 3,839,983
Series - 2015 C31 (Class C)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3 .904 03/15/50 1,503,298
Series - 2017 JP5 (Class C)
3,689,964 (a),(b) MHC Commercial Mortgage Trust SOFR 1 M + 0.915% 6 .277 04/15/38 3,654,089
Series - 2021 MHC (Class A)
4,612,455 (a),(b) MHC Commercial Mortgage Trust SOFR 1 M + 1.215% 6 .577 04/15/38 4,560,142
Series - 2021 MHC (Class B)
1,774,423 (b) Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 1,655,794
Series - 2014 C19 (Class LNC1)

Short-Term Bond Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 6,770,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .847% 02/15/47 $ 6,731,566
Series - 2014 C14 (Class B)
5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 4,762,832
Series - 2014 C19 (Class B)
2,500,000 (b) MRCD Mortgage Trust 2 .718 12/15/36 1,562,501
Series - 2019 PARK (Class D)
2,500,000 (b) MRCD Mortgage Trust 2 .718 12/15/36 1,485,501
Series - 2019 PARK (Class E)
6,000,000 (a),(b) MTN Commercial Mortgage Trust SOFR 1 M + 1.896% 7 .266 03/15/39 5,841,330
Series - 2022 LPFL (Class B)
8,064,144 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 7,328,574
Series - 2019 MILE (Class A)
7,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .641 07/15/36 6,039,361
Series - 2019 MILE (Class C)
351,744 (b) Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 313,899
Series - 2020 2PAC (Class A)
649,514 (a),(b) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 621,033
Series - 2018 1 (Class A2)
2,000,000 (a),(b) PKHL Commercial Mortgage Trust SOFR 1 M + 2.114% 7 .476 07/15/38 1,612,172
Series - 2021 MF (Class D)
2,000,000 (b) RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,746,873
Series - 2013 SMV (Class B)
7,886,000 (a),(b) RLGH Trust SOFR 1 M + 1.279% 6 .641 04/15/36 7,673,262
Series - 2021 TROT (Class B)
3,710,899 (a),(b) SMR Mortgage Trust SOFR 1 M + 2.400% 7 .762 02/15/39 3,482,231
Series - 2022 IND (Class B)
2,738,868 (b) Verus Securitization Trust 2 .417 01/25/60 2,625,855
Series - 2020 1 (Class A1)
2,581,007 (b) Verus Securitization Trust 2 .724 01/25/60 2,466,669
Series - 2020 1 (Class A3)
1,227,754 (b) Verus Securitization Trust 2 .321 05/25/65 1,165,971
Series - 2020 4 (Class A3)
7,425,443 (a),(b) Verus Securitization Trust 2 .240 10/25/66 6,185,661
Series - 2021 7 (Class A3)
3,000,000 (a) WFRBS Commercial Mortgage Trust 3 .998 03/15/45 2,491,895
Series - 2013 C11 (Class C)
2,500,000 (a) WFRBS Commercial Mortgage Trust 4 .204 11/15/47 2,190,020
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 223,132,733
TOTAL STRUCTURED ASSETS 346,233,984
(Cost $371,619,703)
TOTAL LONG-TERM INVESTMENTS 1,803,843,733
(Cost $1,835,619,586)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 4.0%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000 01/24/24 9,962,372
2,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/08/24 1,997,106
TOTAL GOVERNMENT AGENCY DEBT 11,959,478
REPURCHASE AGREEMENT - 0 .2%
2,460,000 (d) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 2,460,000
TOTAL REPURCHASE AGREEMENT 2,460,000
TREASURY DEBT - 3 .2%
20,000,000 United States Treasury Bill 0 .000 01/02/24 20,000,000
40,000,000 United States Treasury Bill 0 .000 02/20/24 39,713,141

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 2,000,000 United States Treasury Bill 0 .000% 02/27/24 $ 1,983,566
TOTAL TREASURY DEBT 61,696,707
TOTAL SHORT-TERM INVESTMENTS 76,116,185
(Cost $76,112,105)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
4,525,123 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 4,525,123
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 4,525,123
(Cost $4,525,123)
TOTAL INVESTMENTS - 98.6% 1,884,485,041
(Cost $1,916,256,814)
OTHER ASSETS & LIABILITIES, NET - 1.4% 27,170,052
NET ASSETS - 100.0% $ 1,911,655,093
AVG Average
D Day
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,300,411.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $2,461,454 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $2,509,290.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 588 03/28/24  $ 119,884,222 $ 121,077,468 $ 1,193,246

Short-Term Bond Index Fund December 31, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.0%
CORPORATE BONDS - 26 .1%
AUTOMOBILES & COMPONENTS - 1 .0%
$ 500,000 American Honda Finance Corp 1 .500% 01/13/25 $ 482,389
500,000 American Honda Finance Corp 5 .800 10/03/25 508,596
500,000 American Honda Finance Corp 4 .750 01/12/26 501,308
300,000 American Honda Finance Corp 5 .250 07/07/26 305,706
400,000 Aptiv plc 2 .396 02/18/25 386,746
1,500,000 Ford Motor Credit Co LLC 3 .375 11/13/25 1,435,368
1,500,000 Ford Motor Credit Co LLC 6 .950 03/06/26 1,536,681
1,500,000 Ford Motor Credit Co LLC 2 .700 08/10/26 1,389,281
1,000,000 General Motors Financial Co, Inc 1 .050 03/08/24 991,012
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 970,219
750,000 General Motors Financial Co, Inc 3 .800 04/07/25 734,203
1,000,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,011,384
700,000 General Motors Financial Co, Inc 5 .400 04/06/26 704,438
1,000,000 General Motors Financial Co, Inc 1 .500 06/10/26 916,287
1,000,000 Honda Motor Co Ltd 2 .271 03/10/25 969,137
300,000 Magna International, Inc 4 .150 10/01/25 295,215
500,000 Toyota Motor Corp 5 .275 07/13/26 508,694
300,000 Toyota Motor Credit Corp 4 .800 01/10/25 300,069
500,000 Toyota Motor Credit Corp 1 .450 01/13/25 482,516
1,250,000 Toyota Motor Credit Corp 3 .950 06/30/25 1,235,068
300,000 Toyota Motor Credit Corp 3 .650 08/18/25 295,073
300,000 Toyota Motor Credit Corp 5 .600 09/11/25 304,860
500,000 Toyota Motor Credit Corp 5 .400 11/10/25 507,727
1,000,000 Toyota Motor Credit Corp 4 .450 05/18/26 998,360
300,000 Toyota Motor Credit Corp 5 .000 08/14/26 303,591
350,000 Toyota Motor Credit Corp 5 .400 11/20/26 358,236
TOTAL AUTOMOBILES & COMPONENTS 18,432,164
BANKS - 7 .7%
500,000 Australia & New Zealand Banking Group Ltd 5 .375 07/03/25 504,492
500,000 Australia & New Zealand Banking Group Ltd 5 .671 10/03/25 507,740
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 1,006,016
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .862 09/14/26 602,916
600,000 Banco Santander S.A. 3 .496 03/24/25 587,255
600,000 Banco Santander S.A. 2 .746 05/28/25 578,884
1,000,000 Banco Santander S.A. 5 .147 08/18/25 994,219
600,000 Banco Santander S.A. 5 .179 11/19/25 595,041
400,000 Banco Santander S.A. 6 .527 11/07/27 413,615
500,000 Bank of ,NV Scotia 5 .350 12/07/26 508,353
2,500,000 Bank of America Corp 1 .530 12/06/25 2,403,372
500,000 Bank of America Corp 3 .384 04/02/26 486,279
500,000 Bank of America Corp 1 .319 06/19/26 470,566
1,500,000 Bank of America Corp 4 .827 07/22/26 1,488,427
1,250,000 Bank of America Corp 1 .197 10/24/26 1,160,696
1,855,000 Bank of America Corp 5 .080 01/20/27 1,850,914
1,000,000 Bank of America Corp 1 .658 03/11/27 925,110
1,500,000 Bank of America Corp 3 .559 04/23/27 1,443,672
1,000,000 Bank of America Corp 1 .734 07/22/27 916,151
1,000,000 Bank of America Corp 5 .933 09/15/27 1,020,326
1,000,000 Bank of America NA 5 .650 08/18/25 1,012,275
1,500,000 Bank of America NA 5 .526 08/18/26 1,527,689
500,000 Bank of Montreal 1 .500 01/10/25 481,778
250,000 Bank of Montreal 3 .700 06/07/25 244,982
500,000 Bank of Montreal 5 .920 09/25/25 507,821
500,000 Bank of Montreal 5 .300 06/05/26 504,945

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Bank of Montreal 1 .250% 09/15/26 $ 910,928
500,000 Bank of Montreal 5 .266 12/11/26 506,873
500,000 Bank of New York Mellon 5 .148 05/22/26 499,875
500,000 Bank of Nova Scotia 5 .250 12/06/24 499,653
500,000 Bank of Nova Scotia 1 .450 01/10/25 480,855
750,000 Bank of Nova Scotia 3 .450 04/11/25 733,782
750,000 Bank of Nova Scotia 5 .450 06/12/25 753,262
1,000,000 Bank of Nova Scotia 4 .750 02/02/26 997,683
300,000 Bank of Nova Scotia 2 .700 08/03/26 284,285
500,000 Bank of Nova Scotia 1 .300 09/15/26 455,373
750,000 Barclays plc 3 .650 03/16/25 733,237
200,000 Barclays plc 2 .852 05/07/26 192,831
500,000 Barclays plc 5 .200 05/12/26 496,758
750,000 Barclays plc 5 .304 08/09/26 746,892
500,000 Barclays plc 7 .325 11/02/26 516,459
1,200,000 Barclays plc 5 .829 05/09/27 1,210,731
1,250,000 Barclays plc 6 .496 09/13/27 1,285,122
1,000,000 Canadian Imperial Bank of Commerce 3 .300 04/07/25 976,773
500,000 Canadian Imperial Bank of Commerce 5 .144 04/28/25 499,989
750,000 Canadian Imperial Bank of Commerce 5 .926 10/02/26 771,588
1,000,000 CitiBank NA 5 .864 09/29/25 1,016,525
2,000,000 CitiBank NA 5 .488 12/04/26 2,035,995
1,500,000 Citigroup, Inc 2 .014 01/25/26 1,441,369
1,000,000 Citigroup, Inc 4 .600 03/09/26 987,128
750,000 Citigroup, Inc 3 .290 03/17/26 730,165
600,000 Citigroup, Inc 3 .106 04/08/26 583,146
1,000,000 Citigroup, Inc 5 .610 09/29/26 1,007,285
2,000,000 Citigroup, Inc 1 .122 01/28/27 1,837,601
1,000,000 Citigroup, Inc 1 .462 06/09/27 915,141
500,000 Citizens Bank NA 6 .064 10/24/25 487,784
500,000 Citizens Bank NA 3 .750 02/18/26 475,944
250,000 Commonwealth Bank of Australia 5 .499 09/12/25 253,081
1,000,000 Commonwealth Bank of Australia 5 .316 03/13/26 1,014,994
1,000,000 Cooperatieve Rabobank UA 1 .375 01/10/25 961,879
500,000 Cooperatieve Rabobank UA 5 .000 01/13/25 499,773
250,000 Cooperatieve Rabobank UA 5 .500 07/18/25 252,641
750,000 Cooperatieve Rabobank UA 5 .500 10/05/26 767,136
500,000 Credit Suisse AG. 7 .950 01/09/25 511,011
750,000 Credit Suisse AG. 2 .950 04/09/25 726,838
500,000 Credit Suisse AG. 1 .250 08/07/26 453,585
500,000 Fifth Third Bank NA 5 .852 10/27/25 498,634
500,000 Fifth Third Bank NA 3 .850 03/15/26 480,766
750,000 FNB Corp 5 .150 08/25/25 744,276
250,000 HSBC Holdings plc 4 .180 12/09/25 246,620
925,000 HSBC Holdings plc 4 .300 03/08/26 909,467
1,000,000 HSBC Holdings plc 2 .999 03/10/26 969,558
500,000 HSBC Holdings plc 1 .645 04/18/26 475,073
750,000 HSBC Holdings plc 2 .099 06/04/26 713,983
1,000,000 HSBC Holdings plc 7 .336 11/03/26 1,038,057
1,350,000 HSBC Holdings plc 1 .589 05/24/27 1,238,192
1,100,000 HSBC Holdings plc 5 .887 08/14/27 1,115,228
1,250,000 HSBC Holdings plc 2 .251 11/22/27 1,147,338
1,000,000 HSBC USA, Inc 5 .625 03/17/25 1,004,728
1,000,000 Huntington National Bank 4 .008 05/16/25 985,140
500,000 Huntington National Bank 5 .699 11/18/25 493,751
500,000 ING Groep NV 3 .869 03/28/26 490,029
250,000 ING Groep NV 1 .726 04/01/27 231,273
450,000 ING Groep NV 6 .083 09/11/27 459,227
500,000 JPMorgan Chase & Co 0 .768 08/09/25 484,836
500,000 JPMorgan Chase & Co 2 .301 10/15/25 487,212
1,500,000 JPMorgan Chase & Co 1 .561 12/10/25 1,444,199

Short-Term Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 JPMorgan Chase & Co 2 .595% 02/24/26 $ 968,424
750,000 JPMorgan Chase & Co 2 .083 04/22/26 718,387
1,000,000 JPMorgan Chase & Co 4 .080 04/26/26 983,730
1,000,000 JPMorgan Chase & Co 1 .045 11/19/26 926,032
1,000,000 JPMorgan Chase & Co 3 .960 01/29/27 976,825
1,000,000 JPMorgan Chase & Co 1 .040 02/04/27 919,062
2,860,000 JPMorgan Chase & Co 1 .578 04/22/27 2,639,277
750,000 JPMorgan Chase & Co 1 .470 09/22/27 679,508
2,000,000 JPMorgan Chase & Co 6 .070 10/22/27 2,057,424
1,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 1,008,973
750,000 KeyBank NA 4 .150 08/08/25 727,032
1,000,000 KeyBank NA 4 .700 01/26/26 976,576
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 976,595
250,000 Lloyds Banking Group plc 4 .650 03/24/26 245,126
1,000,000 Lloyds Banking Group plc 4 .716 08/11/26 986,712
800,000 Lloyds Banking Group plc 1 .627 05/11/27 733,000
750,000 Lloyds Banking Group plc 5 .985 08/07/27 763,162
500,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 496,636
1,000,000 Manufacturers & Traders Trust Co 4 .650 01/27/26 979,194
600,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 579,494
300,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 283,093
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .719 02/20/26 1,004,278
300,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 292,897
750,000 Mitsubishi UFJ Financial Group, Inc 3 .837 04/17/26 735,452
750,000 Mitsubishi UFJ Financial Group, Inc 5 .541 04/17/26 751,478
500,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 456,859
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 682,835
1,000,000 (a) Mizuho Financial Group, Inc 2 .651 05/22/26 962,007
200,000 Mizuho Financial Group, Inc 1 .234 05/22/27 182,216
300,000 Mizuho Financial Group, Inc 1 .554 07/09/27 274,143
1,000,000 Morgan Stanley Bank NA 5 .479 07/16/25 1,009,077
1,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 1,028,226
500,000 National Australia Bank Ltd 5 .200 05/13/25 503,057
1,000,000 National Australia Bank Ltd 3 .500 06/09/25 982,856
500,000 National Australia Bank Ltd 4 .966 01/12/26 503,462
250,000 National Bank of Canada 5 .250 01/17/25 249,860
1,000,000 NatWest Group plc 7 .472 11/10/26 1,034,816
1,000,000 NatWest Group plc 5 .847 03/02/27 1,008,370
750,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 725,311
1,000,000 PNC Bank NA 3 .875 04/10/25 978,987
500,000 PNC Financial Services Group, Inc 5 .812 06/12/26 503,001
1,000,000 PNC Financial Services Group, Inc 4 .758 01/26/27 992,125
500,000 PNC Financial Services Group, Inc 6 .615 10/20/27 518,661
1,000,000 Royal Bank of Canada 1 .600 01/21/25 964,651
1,000,000 Royal Bank of Canada 3 .375 04/14/25 979,647
300,000 Royal Bank of Canada 4 .950 04/25/25 300,035
250,000 Royal Bank of Canada 4 .875 01/12/26 250,614
500,000 Royal Bank of Canada 0 .875 01/20/26 463,475
300,000 Royal Bank of Canada 1 .200 04/27/26 277,153
750,000 Royal Bank of Canada 5 .200 07/20/26 758,007
400,000 Royal Bank of Canada 1 .400 11/02/26 366,004
500,000 Santander Holdings USA, Inc 3 .450 06/02/25 485,675
425,000 Santander Holdings USA, Inc 5 .807 09/09/26 426,080
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 141,287
750,000 Santander UK Group Holdings plc 6 .833 11/21/26 763,765
300,000 Santander UK Group Holdings plc 1 .673 06/14/27 272,721
750,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 709,711
500,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 460,286
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .464 01/13/26 1,514,700
500,000 Sumitomo Mitsui Financial Group, Inc 5 .880 07/13/26 511,245
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 1,366,077

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Synovus Financial Corp 5 .200% 08/11/25 $ 491,751
500,000 Toronto-Dominion Bank 1 .250 12/13/24 481,246
500,000 Toronto-Dominion Bank 1 .450 01/10/25 481,841
750,000 Toronto-Dominion Bank 3 .766 06/06/25 737,904
500,000 Toronto-Dominion Bank 5 .103 01/09/26 503,446
500,000 Toronto-Dominion Bank 5 .532 07/17/26 509,500
750,000 Toronto-Dominion Bank 1 .250 09/10/26 685,201
275,000 Toronto-Dominion Bank 5 .264 12/11/26 280,405
300,000 Toronto-Dominion Bank 3 .625 09/15/31 287,819
500,000 Truist Bank 3 .300 05/15/26 477,223
1,000,000 Truist Bank 2 .636 09/17/29 930,753
1,250,000 Truist Financial Corp 4 .260 07/28/26 1,224,048
750,000 Truist Financial Corp 5 .900 10/28/26 756,163
500,000 Truist Financial Corp 1 .267 03/02/27 457,723
750,000 Truist Financial Corp 6 .047 06/08/27 763,210
500,000 US Bancorp 1 .450 05/12/25 475,853
400,000 US Bancorp 2 .375 07/22/26 375,480
1,200,000 US Bancorp 5 .727 10/21/26 1,207,762
750,000 US Bancorp 6 .787 10/26/27 783,049
500,000 Wells Fargo & Co 2 .406 10/30/25 486,382
1,500,000 Wells Fargo & Co 2 .164 02/11/26 1,443,635
1,670,000 Wells Fargo & Co 3 .000 04/22/26 1,599,679
1,000,000 Wells Fargo & Co 3 .908 04/25/26 980,157
1,000,000 Wells Fargo & Co 2 .188 04/30/26 958,366
1,150,000 Wells Fargo & Co 4 .540 08/15/26 1,137,720
1,000,000 Wells Fargo & Co 3 .000 10/23/26 949,374
1,300,000 Wells Fargo & Co 3 .196 06/17/27 1,242,746
750,000 Wells Fargo Bank NA 5 .550 08/01/25 757,587
700,000 Wells Fargo Bank NA 5 .450 08/07/26 711,405
1,000,000 Wells Fargo Bank NA 5 .254 12/11/26 1,012,223
750,000 Westpac Banking Corp 3 .735 08/26/25 737,348
500,000 Westpac Banking Corp 5 .512 11/17/25 507,952
1,000,000 Westpac Banking Corp 1 .150 06/03/26 921,739
300,000 Westpac Banking Corp 2 .700 08/19/26 286,515
500,000 Westpac Banking Corp 4 .322 11/23/31 480,722
TOTAL BANKS 141,052,387
CAPITAL GOODS - 1 .6%
500,000 3M Co 2 .650 04/15/25 484,348
500,000 AerCap Ireland Capital DAC 3 .150 02/15/24 498,018
500,000 AerCap Ireland Capital DAC 1 .650 10/29/24 482,552
300,000 AerCap Ireland Capital DAC 6 .500 07/15/25 303,801
1,000,000 Air Lease Corp 0 .800 08/18/24 969,249
500,000 Air Lease Corp 2 .875 01/15/26 476,331
750,000 Air Lease Corp 1 .875 08/15/26 689,859
100,000 Aircastle Ltd 4 .250 06/15/26 96,612
500,000 Boeing Co 4 .875 05/01/25 497,494
300,000 Boeing Co 2 .600 10/30/25 286,888
500,000 Boeing Co 2 .750 02/01/26 478,569
1,500,000 Boeing Co 2 .196 02/04/26 1,417,330
1,050,000 Boeing Co 3 .100 05/01/26 1,009,084
500,000 Caterpillar Financial Services Corp 4 .900 01/17/25 499,973
500,000 Caterpillar Financial Services Corp 5 .400 03/10/25 503,537
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 982,895
550,000 Caterpillar Financial Services Corp 5 .150 08/11/25 553,883
500,000 Caterpillar Financial Services Corp 3 .650 08/12/25 491,859
300,000 Caterpillar Financial Services Corp 4 .800 01/06/26 301,714
500,000 Caterpillar Financial Services Corp 4 .350 05/15/26 498,936
750,000 CNH Industrial Capital LLC 3 .950 05/23/25 736,719
500,000 CNH Industrial Capital LLC 5 .450 10/14/25 502,176
300,000 Cummins, Inc 0 .750 09/01/25 281,254

Short-Term Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 (b) EAS Segment 5 .500% 09/18/26 $ 506,381
300,000 Emerson Electric Co 0 .875 10/15/26 272,137
300,000 Fortune Brands Innovations, Inc 4 .000 06/15/25 294,754
200,000 GATX Corp 3 .250 09/15/26 190,751
500,000 General Dynamics Corp 1 .150 06/01/26 462,307
500,000 Honeywell International, Inc 1 .350 06/01/25 477,324
300,000 Honeywell International, Inc 2 .500 11/01/26 285,771
300,000 Illinois Tool Works, Inc 2 .650 11/15/26 286,496
500,000 John Deere Capital Corp 1 .250 01/10/25 482,264
750,000 John Deere Capital Corp 2 .125 03/07/25 726,875
500,000 John Deere Capital Corp 3 .400 06/06/25 491,517
750,000 John Deere Capital Corp 4 .050 09/08/25 742,945
300,000 John Deere Capital Corp 4 .800 01/09/26 301,593
500,000 John Deere Capital Corp 5 .050 03/03/26 507,447
750,000 John Deere Capital Corp 4 .750 06/08/26 755,033
500,000 L3Harris Technologies, Inc 5 .400 01/15/27 510,374
500,000 Lockheed Martin Corp 4 .950 10/15/25 503,898
300,000 Otis Worldwide Corp 2 .056 04/05/25 288,395
300,000 PACCAR Financial Corp 2 .850 04/07/25 293,161
500,000 PACCAR Financial Corp 3 .550 08/11/25 491,707
300,000 PACCAR Financial Corp 4 .950 10/03/25 301,689
500,000 PACCAR Financial Corp 5 .050 08/10/26 507,022
500,000 PACCAR Financial Corp 5 .200 11/09/26 510,666
750,000 Quanta Services, Inc 0 .950 10/01/24 722,728
550,000 Raytheon Technologies Corp 5 .000 02/27/26 552,214
1,000,000 Raytheon Technologies Corp 5 .750 11/08/26 1,027,604
500,000 (b) Regal Rexnord Corp 6 .050 02/15/26 505,527
1,000,000 Stanley Black & Decker, Inc 2 .300 02/24/25 966,192
200,000 Textron, Inc 4 .000 03/15/26 196,011
250,000 Trane Technologies Luxembourg Finance S.A. 3 .500 03/21/26 242,957
1,000,000 Tyco Electronics Group S.A. 4 .500 02/13/26 996,565
500,000 United Technologies Corp 3 .950 08/16/25 492,739
200,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 193,339
200,000 Xylem, Inc 3 .250 11/01/26 192,666
TOTAL CAPITAL GOODS 29,322,130
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
500,000 Automatic Data Processing, Inc 3 .375 09/15/25 489,888
200,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 192,718
300,000 CDW LLC 2 .670 12/01/26 280,716
1,250,000 Cintas Corp No 2 3 .450 05/01/25 1,227,562
500,000 Concentrix Corp 6 .650 08/02/26 512,503
350,000 Equifax, Inc 2 .600 12/15/25 333,931
400,000 Republic Services, Inc 2 .900 07/01/26 383,985
200,000 Thomson Reuters Corp 3 .350 05/15/26 192,238
300,000 Verisk Analytics, Inc 4 .000 06/15/25 294,742
250,000 Waste Management, Inc 0 .750 11/15/25 232,235
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,140,518
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
700,000 Alibaba Group Holding Ltd 3 .600 11/28/24 686,638
750,000 Amazon.com, Inc 3 .000 04/13/25 733,816
1,000,000 Amazon.com, Inc 4 .600 12/01/25 1,002,607
1,250,000 Amazon.com, Inc 1 .000 05/12/26 1,154,700
500,000 AutoZone, Inc 5 .050 07/15/26 503,061
500,000 eBay, Inc 5 .900 11/22/25 508,100
350,000 eBay, Inc 1 .400 05/10/26 323,968
225,000 Genuine Parts Co 1 .750 02/01/25 216,040
500,000 Home Depot, Inc 2 .700 04/15/25 487,660
1,000,000 Home Depot, Inc 4 .000 09/15/25 990,738
750,000 Home Depot, Inc 4 .950 09/30/26 760,743

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 500,000 Lowe's Cos, Inc 3 .375% 09/15/25 $ 487,924
800,000 Lowe's Cos, Inc 4 .800 04/01/26 800,513
350,000 O'Reilly Automotive, Inc 5 .750 11/20/26 358,385
400,000 Ross Stores, Inc 0 .875 04/15/26 366,655
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,381,548
CONSUMER DURABLES & APPAREL - 0 .1%
300,000 DR Horton, Inc 2 .600 10/15/25 287,635
200,000 Hasbro, Inc 3 .550 11/19/26 189,643
200,000 PVH Corp 4 .625 07/10/25 196,165
750,000 Tapestry, Inc 7 .000 11/27/26 777,512
300,000 VF Corp 2 .400 04/23/25 286,571
200,000 Whirlpool Corp 3 .700 05/01/25 195,572
TOTAL CONSUMER DURABLES & APPAREL 1,933,098
CONSUMER SERVICES - 0 .2%
400,000 Booking Holdings, Inc 3 .600 06/01/26 390,667
250,000 Hyatt Hotels Corp 1 .800 10/01/24 242,560
500,000 Marriott International, Inc 5 .450 09/15/26 508,638
500,000 McDonald's Corp 3 .300 07/01/25 488,411
300,000 McDonald's Corp 1 .450 09/01/25 283,934
500,000 McDonald's Corp 3 .700 01/30/26 491,548
1,000,000 Starbucks Corp 4 .750 02/15/26 1,003,849
TOTAL CONSUMER SERVICES 3,409,607
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .2%
300,000 Dollar Tree, Inc 4 .000 05/15/25 294,481
300,000 Kroger Co 3 .500 02/01/26 292,187
100,000 Kroger Co 2 .650 10/15/26 94,486
600,000 SYSCO Corp 3 .300 07/15/26 579,144
500,000 Target Corp 2 .250 04/15/25 484,808
750,000 Walmart, Inc 3 .900 09/09/25 742,546
1,500,000 Walmart, Inc 4 .000 04/15/26 1,491,707
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,979,359
ENERGY - 1 .4%
500,000 Boardwalk Pipelines LP 5 .950 06/01/26 506,755
1,355,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,323,055
1,000,000 Chevron Corp 3 .326 11/17/25 978,901
200,000 Chevron Corp 2 .954 05/16/26 193,419
750,000 Chevron USA, Inc 0 .687 08/12/25 705,079
83,000 ConocoPhillips Co 2 .400 03/07/25 80,628
725,000 Enbridge, Inc 2 .500 02/14/25 703,037
1,000,000 Enbridge, Inc 5 .900 11/15/26 1,026,711
500,000 Energy Transfer LP 2 .900 05/15/25 484,473
500,000 Energy Transfer LP 3 .900 07/15/26 485,930
500,000 Energy Transfer LP 6 .050 12/01/26 514,042
700,000 Enterprise Products Operating LLC 5 .050 01/10/26 706,394
115,000 Enterprise Products Operating LLC 3 .700 02/15/26 113,239
300,000 EOG Resources, Inc 4 .150 01/15/26 297,187
277,000 EQT Corp 6 .125 02/01/25 278,233
775,000 Equinor ASA 1 .750 01/22/26 732,800
600,000 Exxon Mobil Corp 2 .709 03/06/25 585,899
2,005,000 Exxon Mobil Corp 3 .043 03/01/26 1,946,999
100,000 HF Sinclair Corp 5 .875 04/01/26 100,998
300,000 Kinder Morgan, Inc 4 .300 06/01/25 296,192
400,000 Kinder Morgan, Inc 1 .750 11/15/26 367,944
195,000 Magellan Midstream Partners LP 5 .000 03/01/26 194,582
1,000,000 Marathon Petroleum Corp 4 .700 05/01/25 993,222
750,000 MPLX LP 4 .000 02/15/25 738,545
800,000 MPLX LP 1 .750 03/01/26 748,347

Short-Term Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 300,000 Occidental Petroleum Corp 5 .500% 12/01/25 $ 299,939
250,000 Occidental Petroleum Corp 5 .550 03/15/26 251,808
500,000 ONEOK, Inc 5 .850 01/15/26 507,251
500,000 ONEOK, Inc 5 .550 11/01/26 508,798
500,000 Ovintiv, Inc 5 .650 05/15/25 502,168
750,000 Phillips 66 1 .300 02/15/26 696,688
500,000 Pioneer Natural Resources Co 1 .125 01/15/26 464,113
275,000 Pioneer Natural Resources Co 5 .100 03/29/26 277,004
400,000 Plains All American Pipeline LP 4 .650 10/15/25 395,672
750,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 751,435
500,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 508,998
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 710,946
1,000,000 Shell International Finance BV 3 .250 05/11/25 980,314
850,000 Shell International Finance BV 2 .500 09/12/26 809,099
300,000 TransCanada PipeLines Ltd 4 .875 01/15/26 299,157
200,000 Valero Energy Corp 3 .400 09/15/26 191,912
500,000 Western Gas Partners LP 4 .650 07/01/26 491,237
1,375,000 Williams Cos, Inc 5 .400 03/02/26 1,388,739
TOTAL ENERGY 25,137,889
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .0%
200,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 195,453
250,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 242,925
200,000 American Tower Corp 4 .000 06/01/25 196,417
500,000 American Tower Corp 1 .300 09/15/25 467,815
500,000 American Tower Corp 1 .600 04/15/26 462,174
500,000 American Tower Corp 3 .375 10/15/26 478,957
300,000 AvalonBay Communities, Inc 3 .450 06/01/25 293,605
100,000 AvalonBay Communities, Inc 2 .950 05/11/26 95,938
500,000 Boston Properties LP 3 .200 01/15/25 486,012
500,000 Boston Properties LP 3 .650 02/01/26 481,238
300,000 Brixmor Operating Partnership LP 4 .125 06/15/26 290,513
500,000 Camden Property Trust 5 .850 11/03/26 514,949
140,000 Crown Castle, Inc 4 .450 02/15/26 137,900
850,000 Crown Castle, Inc 1 .050 07/15/26 766,858
200,000 CubeSmart LP 3 .125 09/01/26 189,680
100,000 EPR Properties 4 .750 12/15/26 95,677
400,000 Equinix, Inc 1 .250 07/15/25 376,279
500,000 Equinix, Inc 1 .450 05/15/26 461,929
200,000 ERP Operating LP 3 .375 06/01/25 195,671
100,000 ERP Operating LP 2 .850 11/01/26 94,959
750,000 Essex Portfolio LP 3 .500 04/01/25 732,384
200,000 Extra Space Storage LP 3 .500 07/01/26 191,948
200,000 Federal Realty OP LP 1 .250 02/15/26 184,583
500,000 GLP Capital LP 3 .350 09/01/24 493,433
200,000 Healthcare Realty Holdings LP 3 .500 08/01/26 190,864
450,000 Healthpeak OP LLC 3 .250 07/15/26 432,643
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 195,299
500,000 Kilroy Realty LP 4 .375 10/01/25 486,271
300,000 Kimco Realty OP LLC 2 .800 10/01/26 283,038
200,000 Kite Realty Group LP 4 .000 10/01/26 188,982
500,000 Mid-America Apartments LP 4 .000 11/15/25 491,189
500,000 Omega Healthcare Investors, Inc 4 .500 01/15/25 491,548
500,000 OMEGA Healthcare Investors, Inc 5 .250 01/15/26 497,088
150,000 Prologis LP 3 .250 10/01/26 144,706
350,000 Public Storage 1 .500 11/09/26 321,418
500,000 Realty Income Corp 3 .875 04/15/25 491,618
500,000 Realty Income Corp 4 .625 11/01/25 496,759
250,000 Realty Income Corp 5 .050 01/13/26 249,792
150,000 Sabra Health Care LP 5 .125 08/15/26 147,310
500,000 Simon Property Group LP 3 .300 01/15/26 484,383

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 100,000 Spirit Realty LP 4 .450% 09/15/26 $ 98,037
100,000 UDR, Inc 2 .950 09/01/26 94,894
500,000 Ventas Realty LP 2 .650 01/15/25 484,777
150,000 Ventas Realty LP 3 .250 10/15/26 142,134
1,500,000 VICI Properties LP 4 .375 05/15/25 1,474,107
200,000 Welltower OP LLC 4 .250 04/01/26 196,910
600,000 Welltower, Inc 4 .000 06/01/25 589,176
500,000 Weyerhaeuser Co 4 .750 05/15/26 497,593
250,000 WP Carey, Inc 4 .250 10/01/26 244,245
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 17,542,078
FINANCIAL SERVICES - 3 .8%
800,000 AerCap Ireland Capital DAC 1 .750 01/30/26 742,900
200,000 AerCap Ireland Capital DAC 6 .100 01/15/27 204,268
750,000 (b) AerCap Ireland Capital DAC 6 .450 04/15/27 776,563
1,500,000 American Express Co 2 .250 03/04/25 1,451,195
750,000 American Express Co 3 .950 08/01/25 737,870
1,000,000 American Express Co 4 .900 02/13/26 1,002,407
1,000,000 American Express Co 4 .990 05/01/26 997,070
500,000 American Express Co 6 .338 10/30/26 509,777
500,000 American Express Co 5 .389 07/28/27 505,741
300,000 Ameriprise Financial, Inc 2 .875 09/15/26 287,079
600,000 Ares Capital Corp 3 .250 07/15/25 574,815
500,000 Ares Capital Corp 3 .875 01/15/26 480,326
450,000 Ares Capital Corp 7 .000 01/15/27 462,868
100,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 90,267
550,000 Bank of New York Mellon Corp 4 .414 07/24/26 544,154
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 472,198
1,150,000 Bank of New York Mellon Corp 4 .947 04/26/27 1,150,342
1,000,000 Berkshire Hathaway Energy Co 4 .050 04/15/25 988,667
750,000 Berkshire Hathaway, Inc 3 .125 03/15/26 729,280
500,000 Blackstone Private Credit Fund 4 .700 03/24/25 491,424
350,000 Blackstone Private Credit Fund 7 .050 09/29/25 356,188
400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 365,965
500,000 Blue Owl Capital Corp 3 .750 07/22/25 478,910
300,000 Blue Owl Capital Corp 3 .400 07/15/26 278,907
150,000 (a),(b) Blue Owl Capital Corp II 8 .450 11/15/26 154,536
500,000 Blue Owl Credit Income Corp 5 .500 03/21/25 492,928
250,000 Brookfield Finance, Inc 4 .250 06/02/26 244,230
500,000 Capital One Financial Corp 4 .166 05/09/25 496,226
1,000,000 Capital One Financial Corp 2 .636 03/03/26 958,186
500,000 Capital One Financial Corp 4 .985 07/24/26 494,223
550,000 Capital One Financial Corp 3 .750 07/28/26 526,711
350,000 Capital One Financial Corp 7 .149 10/29/27 363,346
500,000 Charles Schwab Corp 1 .150 05/13/26 458,222
750,000 Charles Schwab Corp 5 .875 08/24/26 769,234
500,000 Corebridge Financial, Inc 3 .500 04/04/25 487,430
500,000 Deutsche Bank AG. 4 .162 05/13/25 493,238
750,000 Deutsche Bank AG. 1 .686 03/19/26 696,978
750,000 Deutsche Bank AG. 6 .119 07/14/26 757,108
500,000 Deutsche Bank AG. 2 .129 11/24/26 468,659
650,000 Deutsche Bank AG. 7 .146 07/13/27 674,690
250,000 Discover Bank 5 .974 08/09/28 240,798
500,000 Discover Financial Services 4 .500 01/30/26 493,542
750,000 Fidelity National Information Services, Inc 4 .500 07/15/25 742,402
200,000 Fiserv, Inc 3 .850 06/01/25 196,212
700,000 Fiserv, Inc 3 .200 07/01/26 673,815
200,000 Franklin Resources, Inc 2 .850 03/30/25 194,794
500,000 FS KKR Capital Corp 1 .650 10/12/24 482,419
200,000 FS KKR Capital Corp 3 .400 01/15/26 189,255
900,000 Global Payments, Inc 1 .200 03/01/26 826,834

Short-Term Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 250,000 Goldman Sachs BDC, Inc 2 .875% 01/15/26 $ 238,070
1,500,000 Goldman Sachs Group, Inc 3 .500 04/01/25 1,465,885
500,000 Goldman Sachs Group, Inc 3 .750 05/22/25 489,694
1,000,000 Goldman Sachs Group, Inc 3 .272 09/29/25 983,087
500,000 Goldman Sachs Group, Inc 3 .750 02/25/26 488,534
550,000 Goldman Sachs Group, Inc 5 .798 08/10/26 555,313
1,250,000 Goldman Sachs Group, Inc 1 .093 12/09/26 1,151,209
1,500,000 Goldman Sachs Group, Inc 1 .431 03/09/27 1,383,131
1,750,000 Goldman Sachs Group, Inc 1 .542 09/10/27 1,587,280
1,500,000 Goldman Sachs Group, Inc 1 .948 10/21/27 1,372,231
200,000 Golub Capital BDC, Inc 2 .500 08/24/26 181,261
100,000 Hercules Capital, Inc 2 .625 09/16/26 90,254
1,500,000 Intercontinental Exchange, Inc 3 .650 05/23/25 1,470,741
500,000 Invesco Finance plc 3 .750 01/15/26 486,816
750,000 J Paul Getty Trust 0 .391 01/01/24 750,000
1,905,000 Kreditanstalt fuer Wiederaufbau 3 .625 04/01/26 1,880,328
1,500,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 1,516,317
200,000 Main Street Capital Corp 3 .000 07/14/26 183,143
750,000 Morgan Stanley 3 .875 01/27/26 734,558
1,000,000 Morgan Stanley 2 .630 02/18/26 967,820
1,000,000 Morgan Stanley 2 .188 04/28/26 960,655
1,000,000 Morgan Stanley 4 .679 07/17/26 990,403
1,000,000 Morgan Stanley 3 .125 07/27/26 957,552
500,000 Morgan Stanley 4 .350 09/08/26 490,682
1,250,000 Morgan Stanley 6 .138 10/16/26 1,272,492
750,000 Morgan Stanley 0 .985 12/10/26 690,017
1,000,000 Morgan Stanley 5 .050 01/28/27 1,000,965
300,000 Morgan Stanley 1 .593 05/04/27 276,416
500,000 Morgan Stanley 1 .512 07/20/27 456,703
1,350,000 Morgan Stanley Bank NA 4 .754 04/21/26 1,349,090
500,000 NASDAQ, Inc 5 .650 06/28/25 504,884
500,000 National Rural Utilities Cooperative Finance Corp 1 .875 02/07/25 482,662
500,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 489,576
250,000 National Rural Utilities Cooperative Finance Corp 5 .450 10/30/25 252,503
500,000 National Rural Utilities Cooperative Finance Corp 4 .450 03/13/26 499,243
300,000 National Rural Utilities Cooperative Finance Corp 5 .600 11/13/26 307,847
750,000 Nomura Holdings, Inc 5 .099 07/03/25 744,913
300,000 Nomura Holdings, Inc 1 .851 07/16/25 284,036
500,000 Nomura Holdings, Inc 5 .709 01/09/26 504,555
250,000 Nomura Holdings, Inc 1 .653 07/14/26 228,579
1,000,000 Oesterreichische Kontrollbank AG. 2 .875 05/23/25 976,039
1,000,000 Oesterreichische Kontrollbank AG. 4 .625 11/03/25 1,002,022
400,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 397,982
500,000 Oesterreichische Kontrollbank AG. 5 .000 10/23/26 511,020
500,000 PayPal Holdings, Inc 1 .650 06/01/25 477,207
500,000 PayPal Holdings, Inc 2 .650 10/01/26 474,877
150,000 Prospect Capital Corp 3 .364 11/15/26 134,861
100,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 91,418
1,500,000 State Street Corp 1 .746 02/06/26 1,441,369
1,000,000 State Street Corp 5 .104 05/18/26 1,001,027
500,000 State Street Corp 5 .272 08/03/26 507,266
500,000 State Street Corp 5 .751 11/04/26 507,722
500,000 Synchrony Bank 5 .400 08/22/25 492,492
500,000 Synchrony Financial 4 .875 06/13/25 491,460
500,000 UBS AG. 5 .800 09/11/25 505,587
500,000 UBS Group AG. 3 .750 03/26/25 489,823
1,000,000 UBS Group AG. 4 .550 04/17/26 986,933
1,300,000 Visa, Inc 3 .150 12/14/25 1,268,369
150,000 Voya Financial, Inc 3 .650 06/15/26 145,051

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 340,000 Western Union Co 1 .350% 03/15/26 $ 311,981
TOTAL FINANCIAL SERVICES 70,189,148
FOOD, BEVERAGE & TOBACCO - 0 .8%
600,000 Altria Group, Inc 2 .350 05/06/25 578,642
200,000 Altria Group, Inc 2 .625 09/16/26 189,156
298,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 292,579
300,000 Archer-Daniels-Midland Co 2 .500 08/11/26 285,706
500,000 BAT Capital Corp 3 .215 09/06/26 478,198
750,000 BAT International Finance plc 1 .668 03/25/26 696,644
200,000 Bunge Ltd 1 .630 08/17/25 189,070
250,000 Bunge Ltd 3 .250 08/15/26 239,928
500,000 ConAgra Brands, Inc 5 .300 10/01/26 506,161
300,000 Constellation Brands, Inc 5 .000 02/02/26 298,910
200,000 Constellation Brands, Inc 3 .700 12/06/26 194,804
500,000 Diageo Capital plc 5 .200 10/24/25 503,770
500,000 Diageo Capital plc 5 .375 10/05/26 510,857
300,000 General Mills, Inc 4 .000 04/17/25 295,787
500,000 Hershey Co 2 .300 08/15/26 474,071
200,000 Ingredion, Inc 3 .200 10/01/26 191,427
300,000 J M Smucker Co 3 .500 03/15/25 294,155
250,000 Kellogg Co 3 .250 04/01/26 242,292
500,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 471,870
600,000 Kraft Heinz Foods Co 3 .000 06/01/26 576,407
300,000 McCormick & Co, Inc 0 .900 02/15/26 276,179
700,000 Molson Coors Beverage Co 3 .000 07/15/26 670,420
1,000,000 PepsiCo, Inc 2 .750 04/30/25 973,887
1,000,000 PepsiCo, Inc 4 .550 02/13/26 1,003,997
150,000 PepsiCo, Inc 5 .125 11/10/26 153,171
750,000 Philip Morris International, Inc 1 .500 05/01/25 716,521
500,000 Philip Morris International, Inc 5 .000 11/17/25 501,977
1,250,000 Philip Morris International, Inc 4 .875 02/13/26 1,254,370
310,000 Reynolds American, Inc 4 .450 06/12/25 306,378
500,000 Tyson Foods, Inc 4 .000 03/01/26 490,269
TOTAL FOOD, BEVERAGE & TOBACCO 13,857,603
HEALTH CARE EQUIPMENT & SERVICES - 0 .8%
750,000 Baxter International, Inc 1 .322 11/29/24 722,338
200,000 Baxter International, Inc 2 .600 08/15/26 188,533
300,000 Boston Scientific Corp 1 .900 06/01/25 287,043
400,000 Cigna Group 3 .250 04/15/25 390,301
1,000,000 Cigna Group 4 .125 11/15/25 987,343
500,000 Cigna Group 1 .250 03/15/26 463,345
300,000 CVS Health Corp 4 .100 03/25/25 296,874
750,000 CVS Health Corp 3 .875 07/20/25 737,014
625,000 CVS Health Corp 5 .000 02/20/26 627,953
500,000 CVS Health Corp 2 .875 06/01/26 477,512
400,000 CVS Health Corp 3 .000 08/15/26 382,223
500,000 Elevance Health, Inc 5 .350 10/15/25 503,494
150,000 Elevance Health, Inc 4 .900 02/08/26 149,685
500,000 GE HealthCare Technologies, Inc 5 .600 11/15/25 504,433
1,000,000 HCA, Inc 5 .250 04/15/25 998,838
600,000 HCA, Inc 5 .250 06/15/26 602,925
1,000,000 HCA, Inc 5 .375 09/01/26 1,004,591
750,000 Laboratory Corp of America Holdings 3 .600 02/01/25 737,156
300,000 McKesson Corp 0 .900 12/03/25 278,138
200,000 McKesson Corp 1 .300 08/15/26 183,368
200,000 PeaceHealth Obligated Group 1 .375 11/15/25 185,769
300,000 Quest Diagnostics, Inc 3 .500 03/30/25 293,402
500,000 Stryker Corp 1 .150 06/15/25 472,755
300,000 Stryker Corp 3 .500 03/15/26 292,651

Short-Term Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 500,000 UnitedHealth Group, Inc 5 .150% 10/15/25 $ 505,453
1,500,000 UnitedHealth Group, Inc 1 .150 05/15/26 1,388,583
250,000 Universal Health Services, Inc 1 .650 09/01/26 227,461
575,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 554,400
300,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 289,632
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,733,213
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
1,000,000 Colgate-Palmolive Co 3 .100 08/15/25 978,052
750,000 Colgate-Palmolive Co 4 .800 03/02/26 759,461
500,000 Haleon UK Capital plc 3 .125 03/24/25 488,213
500,000 Kenvue, Inc 5 .500 03/22/25 504,063
500,000 Kenvue, Inc 5 .350 03/22/26 508,316
500,000 Procter & Gamble Co 4 .100 01/26/26 498,490
400,000 Procter & Gamble Co 1 .000 04/23/26 371,389
1,000,000 Unilever Capital Corp 3 .100 07/30/25 977,901
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,085,885
INSURANCE - 0 .3%
500,000 Allied World Assurance Co Holdings Ltd 4 .350 10/29/25 486,819
500,000 Allstate Corp 0 .750 12/15/25 460,976
200,000 Allstate Corp 8 .579 08/15/53 198,713
500,000 Aon Global Ltd 3 .875 12/15/25 489,775
300,000 Brown & Brown, Inc 4 .200 09/15/24 296,749
500,000 Chubb INA Holdings, Inc 3 .350 05/03/26 486,425
315,000 CNA Financial Corp 4 .500 03/01/26 311,391
115,000 Hanover Insurance Group, Inc 4 .500 04/15/26 112,881
100,000 Lincoln National Corp 3 .625 12/12/26 97,250
250,000 Loews Corp 3 .750 04/01/26 243,356
300,000 Manulife Financial Corp 4 .150 03/04/26 296,280
500,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 491,003
100,000 Marsh & McLennan Cos, Inc 3 .750 03/14/26 98,117
1,000,000 MetLife, Inc 3 .000 03/01/25 978,167
200,000 Old Republic International Corp 3 .875 08/26/26 192,185
250,000 Principal Financial Group, Inc 3 .100 11/15/26 238,069
500,000 Prudential Financial, Inc 1 .500 03/10/26 466,047
150,000 Reinsurance Group of America, Inc 3 .950 09/15/26 145,316
360,000 Trinity Acquisition plc 4 .400 03/15/26 355,348
TOTAL INSURANCE 6,444,867
MATERIALS - 0 .5%
1,500,000 Amcor Flexibles North America, Inc 4 .000 05/17/25 1,473,314
500,000 Berry Global, Inc 1 .570 01/15/26 464,498
1,500,000 BHP Billiton Finance USA Ltd 4 .875 02/27/26 1,507,399
100,000 BHP Billiton Finance USA Ltd 5 .250 09/08/26 102,241
203,000 Celanese US Holdings LLC 6 .050 03/15/25 204,243
200,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 197,554
1,000,000 DowDuPont, Inc 4 .493 11/15/25 992,633
200,000 EIDP, Inc 1 .700 07/15/25 189,690
500,000 EIDP, Inc 4 .500 05/15/26 498,044
500,000 FMC Corp 5 .150 05/18/26 499,462
1,000,000 Linde, Inc 4 .700 12/05/25 1,000,810
250,000 Nucor Corp 3 .950 05/23/25 245,977
200,000 Nucor Corp 2 .000 06/01/25 191,997
300,000 Nutrien Ltd 5 .950 11/07/25 305,210
500,000 Sherwin-Williams Co 4 .250 08/08/25 494,863
1,000,000 Sonoco Products Co 1 .800 02/01/25 961,828
200,000 Steel Dynamics, Inc 2 .400 06/15/25 191,661
500,000 WRKCo, Inc 4 .650 03/15/26 496,552
TOTAL MATERIALS 10,017,976

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT - 0 .7%
$ 300,000 (a) Alphabet, Inc 0 .450% 08/15/25 $ 281,610
500,000 Alphabet, Inc 1 .998 08/15/26 472,187
750,000 Blackstone Private Credit Fund 2 .350 11/22/24 725,425
500,000 Blackstone Private Credit Fund 2 .700 01/15/25 482,270
750,000 Charter Communications Operating LLC 4 .908 07/23/25 742,870
1,500,000 Charter Communications Operating LLC 6 .150 11/10/26 1,533,494
1,500,000 Comcast Corp 5 .250 11/07/25 1,515,867
1,200,000 Comcast Corp 3 .150 03/01/26 1,164,917
500,000 Discovery Communications LLC 4 .900 03/11/26 498,560
120,000 Electronic Arts Inc 4 .800 03/01/26 120,194
500,000 NetFlix, Inc 4 .375 11/15/26 497,633
655,000 Omnicom Group, Inc 3 .600 04/15/26 638,326
750,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 733,932
500,000 Take-Two Interactive Software, Inc 5 .000 03/28/26 502,263
1,000,000 TWDC Enterprises 18 Corp 3 .150 09/17/25 973,014
750,000 TWDC Enterprises 18 Corp 3 .000 02/13/26 725,250
100,000 Walt Disney Co 1 .750 01/13/26 94,638
525,000 Warnermedia Holdings, Inc 3 .638 03/15/25 513,607
500,000 Warnermedia Holdings, Inc 3 .788 03/15/25 489,967
TOTAL MEDIA & ENTERTAINMENT 12,706,024
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .1%
1,500,000 AbbVie, Inc 3 .800 03/15/25 1,479,530
500,000 AbbVie, Inc 3 .600 05/14/25 490,946
1,250,000 AbbVie, Inc 3 .200 05/14/26 1,211,477
950,000 AbbVie, Inc 2 .950 11/21/26 910,952
100,000 Agilent Technologies, Inc 3 .050 09/22/26 95,528
750,000 Amgen, Inc 1 .900 02/21/25 723,950
1,500,000 Amgen, Inc 5 .250 03/02/25 1,503,063
750,000 AstraZeneca Finance LLC 1 .200 05/28/26 693,999
750,000 AstraZeneca plc 0 .700 04/08/26 690,439
500,000 Baxalta, Inc 4 .000 06/23/25 491,351
500,000 Bristol-Myers Squibb Co 0 .750 11/13/25 466,586
500,000 Bristol-Myers Squibb Co 3 .200 06/15/26 485,139
500,000 Gilead Sciences, Inc 3 .500 02/01/25 491,896
800,000 Gilead Sciences, Inc 3 .650 03/01/26 783,770
500,000 Illumina, Inc 5 .800 12/12/25 501,711
1,120,000 Johnson & Johnson 2 .450 03/01/26 1,077,160
1,000,000 Merck & Co, Inc 2 .750 02/10/25 977,779
200,000 Merck & Co, Inc 0 .750 02/24/26 185,393
1,000,000 Novartis Capital Corp 3 .000 11/20/25 972,372
725,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 722,625
2,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/26 1,994,341
750,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 721,508
550,000 Thermo Fisher Scientific, Inc 4 .953 08/10/26 557,410
1,000,000 Thermo Fisher Scientific, Inc 5 .000 12/05/26 1,015,012
700,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 676,475
300,000 Viatris, Inc 1 .650 06/22/25 284,069
500,000 Zoetis, Inc 5 .400 11/14/25 504,075
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 20,708,556
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
250,000 Analog Devices, Inc 2 .950 04/01/25 244,638
500,000 Analog Devices, Inc 3 .500 12/05/26 488,441
300,000 Broadcom, Inc 3 .150 11/15/25 290,578
200,000 Broadcom, Inc 3 .459 09/15/26 193,407
800,000 Intel Corp 3 .400 03/25/25 786,372
500,000 Intel Corp 3 .700 07/29/25 492,058
1,250,000 Intel Corp 4 .875 02/10/26 1,259,279
375,000 Lam Research Corp 3 .750 03/15/26 368,238
150,000 Marvell Technology, Inc 1 .650 04/15/26 139,546

Short-Term Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 1,000,000 Microchip Technology, Inc 4 .250% 09/01/25 $ 984,909
150,000 Micron Technology, Inc 4 .975 02/06/26 149,919
300,000 NVIDIA Corp 3 .200 09/16/26 291,836
290,000 NXP BV 5 .350 03/01/26 291,502
300,000 NXP BV 3 .875 06/18/26 292,284
750,000 Qorvo, Inc 1 .750 12/15/24 719,590
200,000 Skyworks Solutions, Inc 1 .800 06/01/26 185,319
500,000 Texas Instruments, Inc 4 .700 11/18/24 498,154
300,000 TSMC Arizona Corp 1 .750 10/25/26 276,501
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,952,571
SOFTWARE & SERVICES - 0 .7%
200,000 Autodesk, Inc 4 .375 06/15/25 198,134
200,000 CGI, Inc 1 .450 09/14/26 181,327
250,000 DXC Technology Co 1 .800 09/15/26 228,246
150,000 Fortinet, Inc 1 .000 03/15/26 137,497
300,000 Genpact Luxembourg Sarl 1 .750 04/10/26 278,516
600,000 International Business Machines Corp 4 .000 07/27/25 593,370
500,000 International Business Machines Corp 4 .500 02/06/26 498,744
1,050,000 International Business Machines Corp 3 .300 05/15/26 1,019,577
750,000 Intuit, Inc 5 .250 09/15/26 764,544
200,000 Kyndryl Holdings, Inc 2 .050 10/15/26 182,047
200,000 Leidos, Inc 3 .625 05/15/25 194,811
1,000,000 Microsoft Corp 3 .125 11/03/25 976,084
1,600,000 Microsoft Corp 2 .400 08/08/26 1,524,616
500,000 (b) Microsoft Corp 3 .400 09/15/26 487,334
1,700,000 Oracle Corp 2 .950 05/15/25 1,649,972
150,000 Oracle Corp 5 .800 11/10/25 152,339
1,035,000 Oracle Corp 1 .650 03/25/26 965,527
1,250,000 Oracle Corp 2 .650 07/15/26 1,185,219
500,000 Roper Technologies, Inc 1 .000 09/15/25 467,360
600,000 VMware, Inc 1 .400 08/15/26 548,810
TOTAL SOFTWARE & SERVICES 12,234,074
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .8%
1,000,000 Amphenol Corp 4 .750 03/30/26 1,001,339
2,000,000 Apple, Inc 2 .500 02/09/25 1,950,465
1,000,000 Apple, Inc 1 .125 05/11/25 953,557
1,000,000 Apple, Inc 0 .550 08/20/25 940,381
1,820,000 Apple, Inc 3 .250 02/23/26 1,775,717
300,000 Apple, Inc 2 .450 08/04/26 285,956
500,000 Apple, Inc 2 .050 09/11/26 470,991
500,000 Arrow Electronics, Inc 4 .000 04/01/25 490,344
300,000 Avnet, Inc 4 .625 04/15/26 295,135
400,000 Cisco Systems, Inc 3 .500 06/15/25 394,225
450,000 Cisco Systems, Inc 2 .500 09/20/26 429,067
200,000 Dell International LLC 5 .850 07/15/25 201,958
1,350,000 Dell International LLC 6 .020 06/15/26 1,381,873
500,000 Dell International LLC 4 .900 10/01/26 500,796
200,000 Flex Ltd 4 .750 06/15/25 197,484
185,000 Flex Ltd 3 .750 02/01/26 179,021
1,000,000 Hewlett Packard Enterprise Co 5 .900 10/01/24 1,002,338
500,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 497,656
250,000 Hewlett Packard Enterprise Co 1 .750 04/01/26 232,730
300,000 HP, Inc 2 .200 06/17/25 287,288
300,000 HP, Inc 1 .450 06/17/26 276,181
150,000 Jabil, Inc 1 .700 04/15/26 138,921
120,000 Juniper Networks, Inc 1 .200 12/10/25 111,232
300,000 NetApp, Inc 1 .875 06/22/25 285,418
500,000 QUALCOMM, Inc 3 .450 05/20/25 490,906

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 200,000 TD SYNNEX Corp 1 .750% 08/09/26 $ 181,292
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,952,271
TELECOMMUNICATION SERVICES - 0 .5%
1,500,000 AT&T, Inc 1 .700 03/25/26 1,403,368
300,000 AT&T, Inc 2 .950 07/15/26 285,907
1,000,000 Rogers Communications, Inc 2 .950 03/15/25 970,203
750,000 Sprint LLC 7 .625 02/15/25 763,115
500,000 Sprint LLC 7 .625 03/01/26 522,361
1,000,000 T-Mobile USA, Inc 3 .500 04/15/25 978,862
750,000 T-Mobile USA, Inc 1 .500 02/15/26 698,350
365,000 T-Mobile USA, Inc 2 .250 02/15/26 345,867
200,000 T-Mobile USA, Inc 2 .625 04/15/26 190,227
1,000,000 Verizon Communications, Inc 3 .376 02/15/25 981,238
1,350,000 Verizon Communications, Inc 1 .450 03/20/26 1,257,514
600,000 Vodafone Group plc 4 .125 05/30/25 591,892
TOTAL TELECOMMUNICATION SERVICES 8,988,904
TRANSPORTATION - 0 .3%
500,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 493,711
500,000 Burlington Northern Santa Fe LLC 7 .000 12/15/25 522,143
260,000 Canadian National Railway Co 2 .750 03/01/26 250,408
1,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 964,122
400,000 CSX Corp 2 .600 11/01/26 380,383
225,000 FedEx Corp 3 .250 04/01/26 217,412
200,000 GXO Logistics, Inc 1 .650 07/15/26 180,277
210,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 205,790
300,000 Norfolk Southern Corp 2 .900 06/15/26 287,931
500,000 Ryder System, Inc 2 .500 09/01/24 488,964
500,000 Southwest Airlines Co 3 .000 11/15/26 475,839
1,000,000 Union Pacific Corp 4 .750 02/21/26 1,006,196
450,000 United Parcel Service, Inc 2 .400 11/15/26 427,451
TOTAL TRANSPORTATION 5,900,627
UTILITIES - 1 .2%
500,000 AES Corp 1 .375 01/15/26 462,639
500,000 Ameren Corp 5 .700 12/01/26 511,293
1,000,000 American Electric Power Co, Inc 5 .699 08/15/25 1,006,566
750,000 CenterPoint Energy, Inc 5 .250 08/10/26 756,443
100,000 CMS Energy Corp 3 .000 05/15/26 95,543
1,000,000 Dominion Energy, Inc 3 .900 10/01/25 980,988
200,000 Dominion Resources, Inc 2 .850 08/15/26 188,409
750,000 Duke Energy Corp 5 .000 12/08/25 751,380
250,000 Duke Energy Corp 2 .650 09/01/26 237,223
750,000 Edison International 4 .700 08/15/25 740,707
250,000 Emera US Finance LP 3 .550 06/15/26 240,870
500,000 Entergy Arkansas LLC 3 .500 04/01/26 485,724
300,000 Entergy Corp 2 .950 09/01/26 284,839
500,000 Evergy Kansas Central, Inc 2 .550 07/01/26 473,620
750,000 Eversource Energy 4 .750 05/15/26 746,010
1,000,000 Exelon Corp 3 .400 04/15/26 968,072
500,000 Florida Power & Light Co 4 .450 05/15/26 500,431
400,000 Fortis, Inc 3 .055 10/04/26 379,704
100,000 ITC Holdings Corp 3 .250 06/30/26 96,135
200,000 National Fuel Gas Co 5 .200 07/15/25 199,072
500,000 National Fuel Gas Co 5 .500 01/15/26 500,542
175,000 National Fuel Gas Co 5 .500 10/01/26 175,260
1,000,000 NextEra Energy Capital Holdings, Inc 6 .051 03/01/25 1,008,906
500,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 495,611
550,000 NextEra Energy Capital Holdings, Inc 5 .749 09/01/25 555,203
300,000 NiSource, Inc 0 .950 08/15/25 280,517

Short-Term Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 Pacific Gas & Electric Co 2 .950% 03/01/26 $ 189,434
250,000 Pacific Gas and Electric Co 4 .950 06/08/25 248,360
1,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 959,173
300,000 PPL Capital Funding, Inc 3 .100 05/15/26 287,525
500,000 Public Service Electric and Gas Co 0 .950 03/15/26 462,084
100,000 Public Service Electric and Gas Co 2 .250 09/15/26 94,266
150,000 San Diego Gas & Electric Co 2 .500 05/15/26 143,142
500,000 Sempra Energy 3 .300 04/01/25 487,809
500,000 Sempra Energy 5 .400 08/01/26 506,547
250,000 Southern California Edison Co 4 .200 06/01/25 246,993
300,000 Southern California Edison Co 4 .900 06/01/26 301,303
1,000,000 Southern Co 2 .700 08/01/24 991,705
300,000 Southern Co 4 .000 01/15/51 285,253
300,000 Southern Co 3 .750 09/15/51 273,151
300,000 Southern Co Gas Capital Corp 3 .250 06/15/26 288,665
300,000 Southern Power Co 0 .900 01/15/26 276,389
750,000 WEC Energy Group, Inc 5 .000 09/27/25 748,406
800,000 WEC Energy Group, Inc 4 .750 01/09/26 796,858
100,000 WEC Energy Group, Inc 5 .600 09/12/26 101,775
300,000 Wisconsin Public Service Corp 5 .350 11/10/25 302,325
200,000 Xcel Energy, Inc 3 .350 12/01/26 192,473
TOTAL UTILITIES 21,305,343
TOTAL CORPORATE BONDS 479,407,840
(Cost $479,920,105)
GOVERNMENT BONDS - 72 .9%
AGENCY SECURITIES - 2 .7%
330,000 Federal Farm Credit Bank (FFCB) 0 .250 02/26/24 327,451
3,000,000 FFCB 2 .625 05/16/24 2,970,103
1,500,000 FFCB 3 .375 08/26/24 1,485,409
1,000,000 FFCB 4 .250 09/26/24 994,539
1,000,000 FFCB 0 .875 11/18/24 965,529
2,000,000 FFCB 4 .625 12/05/24 1,996,217
1,750,000 FFCB 1 .125 01/06/25 1,691,276
1,000,000 FFCB 4 .500 01/10/25 999,404
1,000,000 FFCB 1 .750 02/14/25 969,540
2,000,000 FFCB 4 .375 02/23/26 2,006,662
750,000 FFCB 4 .375 06/23/26 753,332
4,000,000 (a) Federal Home Loan Bank (FHLB) 2 .125 02/28/24 3,980,637
3,000,000 (a) FHLB 2 .750 06/28/24 2,964,540
310,000 FHLB 3 .000 07/08/24 306,432
1,000,000 FHLB 4 .500 10/03/24 996,404
2,000,000 FHLB 0 .750 12/13/24 1,925,847
3,180,000 FHLB 4 .625 12/13/24 3,173,068
2,000,000 FHLB 1 .000 12/20/24 1,927,989
2,000,000 FHLB 5 .000 02/28/25 2,007,340
500,000 (a) FHLB 4 .625 06/06/25 502,790
200,000 FHLB 3 .125 06/13/25 196,314
1,500,000 FHLB 4 .625 11/17/26 1,521,179
3,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .500 02/12/25 2,896,226
4,000,000 FHLMC 0 .375 09/23/25 3,733,312
2,000,000 Federal National Mortgage Association (FNMA) 1 .625 01/07/25 1,938,020
4,500,000 FNMA 0 .625 04/22/25 4,278,509
2,500,000 FNMA 0 .500 11/07/25 2,328,628
500,000 Tennessee Valley Authority (TVA) 0 .750 05/15/25 474,245
TOTAL AGENCY SECURITIES 50,310,942
FOREIGN GOVERNMENT BONDS - 5 .5%
750,000 African Development Bank 3 .375 07/07/25 737,093

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 265,000 African Development Bank 0 .875% 03/23/26 $ 245,906
875,000 African Development Bank 4 .625 01/04/27 885,004
2,220,000 Asian Development Bank 0 .625 10/08/24 2,147,245
1,500,000 Asian Development Bank 2 .875 05/06/25 1,465,731
720,000 Asian Development Bank 4 .625 06/13/25 720,521
1,000,000 Asian Development Bank 0 .375 09/03/25 934,415
910,000 Asian Development Bank 4 .250 01/09/26 909,037
2,500,000 Asian Development Bank 1 .000 04/14/26 2,324,347
1,500,000 Asian Development Bank 2 .000 04/24/26 1,425,845
1,300,000 Asian Infrastructure Investment Bank 0 .500 10/30/24 1,252,854
1,000,000 Asian Infrastructure Investment Bank 3 .375 06/29/25 981,284
1,390,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 1,283,773
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,016,475
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,829,306
1,000,000 Canada Government International Bond 0 .750 05/19/26 922,349
310,000 Chile Government International Bond 3 .125 01/21/26 299,692
675,000 Corp Andina de Fomento 1 .250 10/26/24 652,486
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 1,000,161
500,000 Corp Andina de Fomento 4 .750 04/01/26 494,821
350,000 Corp Andina de Fomento 6 .000 04/26/27 361,957
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,465,190
750,000 Council Of Europe Development Bank 3 .750 05/25/26 741,462
2,000,000 European Bank for Reconstruction & Development 0 .500 05/19/25 1,889,529
755,000 European Bank for Reconstruction & Development 0 .500 01/28/26 698,147
905,000 European Investment Bank 2 .500 10/15/24 887,800
2,250,000 European Investment Bank 0 .625 07/25/25 2,119,412
1,500,000 European Investment Bank 2 .750 08/15/25 1,459,733
3,000,000 European Investment Bank 0 .375 03/26/26 2,756,300
1,750,000 Export Development Canada 3 .375 08/26/25 1,719,161
500,000 Export Development Canada 4 .375 06/29/26 501,832
750,000 Export-Import Bank of Korea 0 .625 06/29/24 732,645
500,000 Export-Import Bank of Korea 4 .000 09/15/24 495,700
500,000 Export-Import Bank of Korea 1 .250 01/18/25 481,295
750,000 Export-Import Bank of Korea 5 .375 09/18/25 756,885
750,000 Export-Import Bank of Korea 4 .875 01/11/26 752,083
1,500,000 Inter-American Development Bank 0 .500 09/23/24 1,451,808
2,000,000 Inter-American Development Bank 2 .125 01/15/25 1,946,589
500,000 Inter-American Development Bank 1 .750 03/14/25 482,839
1,700,000 Inter-American Development Bank 0 .875 04/20/26 1,576,093
3,000,000 Inter-American Development Bank 4 .500 05/15/26 3,018,695
500,000 Inter-American Development Bank 4 .375 02/01/27 504,261
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 972,688
500,000 International Bank for Reconstruction & Development 2 .250 03/28/24 496,269
1,500,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,465,503
2,000,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,957,971
1,500,000 International Bank for Reconstruction & Development 0 .750 03/11/25 1,432,066
1,500,000 International Bank for Reconstruction & Development 0 .625 04/22/25 1,424,793
1,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 1,454,384
2,585,000 International Bank for Reconstruction & Development 0 .500 10/28/25 2,409,060
750,000 International Finance Corp 3 .625 09/15/25 739,634
1,500,000 International Finance Corp 2 .126 04/07/26 1,431,349
715,000 International Finance Corp 4 .375 01/15/27 720,543
1,050,000 Japan Bank for International Cooperation 0 .500 04/15/24 1,035,052
1,000,000 Japan Bank for International Cooperation 1 .750 10/17/24 973,843
400,000 Japan Bank for International Cooperation 2 .875 04/14/25 389,983
1,000,000 Japan Bank for International Cooperation 3 .875 09/16/25 985,465
1,000,000 Japan Bank for International Cooperation 4 .250 01/26/26 993,802
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 496,487
500,000 Korea Development Bank 0 .400 06/19/24 489,283
1,000,000 Korea Development Bank 2 .000 02/24/25 968,176
750,000 Korea Development Bank 4 .000 09/08/25 739,851

Short-Term Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Korea Development Bank 5 .375% 10/23/26 $ 1,016,278
3,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 2,889,673
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .125 06/10/25 2,939,970
3,500,000 Kreditanstalt fuer Wiederaufbau 0 .375 07/18/25 3,285,388
1,500,000 (a) Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,416,336
1,000,000 Mexico Government International Bond 3 .900 04/27/25 988,680
500,000 Mexico Government International Bond 4 .125 01/21/26 495,694
1,000,000 Nordic Investment Bank 0 .375 09/20/24 967,112
500,000 Nordic Investment Bank 2 .625 04/04/25 487,380
400,000 Nordic Investment Bank 5 .000 10/15/25 403,849
300,000 Panama Government International Bond 3 .750 03/16/25 291,433
460,000 Panama Government International Bond 7 .125 01/29/26 470,833
500,000 Peruvian Government International Bond 2 .392 01/23/26 475,605
1,015,000 Philippine Government International Bond 5 .500 03/30/26 1,029,864
750,000 Province of Alberta Canada 1 .875 11/13/24 729,931
1,250,000 Province of British Columbia Canada 0 .900 07/20/26 1,148,275
2,595,000 Province of Ontario Canada 1 .050 04/14/26 2,408,983
500,000 Province of Ontario Canada 2 .300 06/15/26 476,430
1,000,000 Province of Quebec Canada 2 .875 10/16/24 982,836
750,000 Province of Quebec Canada 1 .500 02/11/25 722,880
1,000,000 Province of Quebec Canada 0 .600 07/23/25 939,879
600,000 Province of Quebec Canada 2 .500 04/20/26 575,821
1,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 983,100
300,000 Republic of Italy Government International Bond 2 .375 10/17/24 292,859
500,000 Republic of Italy Government International Bond 1 .250 02/17/26 462,177
1,000,000 Republic of Poland Government International Bond 4 .000 01/22/24 998,046
400,000 (a) Republic of Poland Government International Bond 3 .250 04/06/26 387,600
925,000 Svensk Exportkredit AB 0 .625 10/07/24 893,832
750,000 Svensk Exportkredit AB 4 .000 07/15/25 742,311
750,000 Svensk Exportkredit AB 4 .625 11/28/25 750,058
1,000,000 Svensk Exportkredit AB 4 .375 02/13/26 997,966
200,000 Svensk Exportkredit AB 4 .875 09/14/26 202,857
TOTAL FOREIGN GOVERNMENT BONDS 101,757,899
U.S. TREASURY SECURITIES - 64 .7%
43,500,000 United States Treasury Note 4 .125 01/31/25 43,228,125
22,000,000 United States Treasury Note 1 .500 02/15/25 21,230,859
19,500,000 United States Treasury Note 4 .625 02/28/25 19,488,574
43,000,000 United States Treasury Note 1 .750 03/15/25 41,550,430
15,000,000 United States Treasury Note 2 .625 04/15/25 14,632,617
35,000,000 United States Treasury Note 2 .750 05/15/25 34,171,484
26,000,000 United States Treasury Note 2 .875 06/15/25 25,410,937
30,500,000 United States Treasury Note 4 .625 06/30/25 30,572,676
33,000,000 United States Treasury Note 3 .000 07/15/25 32,279,414
14,750,000 United States Treasury Note 4 .750 07/31/25 14,816,836
43,000,000 United States Treasury Note 3 .125 08/15/25 42,143,359
5,000,000 United States Treasury Note 0 .250 08/31/25 4,667,773
34,500,000 United States Treasury Note 3 .500 09/15/25 33,991,934
4,000,000 United States Treasury Note 0 .250 09/30/25 3,725,000
9,000,000 United States Treasury Note 5 .000 09/30/25 9,091,758
30,000,000 United States Treasury Note 4 .250 10/15/25 29,943,750
15,000,000 United States Treasury Note 5 .000 10/31/25 15,171,094
52,000,000 United States Treasury Note 4 .500 11/15/25 52,174,688
29,500,000 United States Treasury Note 4 .875 11/30/25 29,805,371
42,000,000 United States Treasury Note 4 .000 12/15/25 41,775,234
20,800,000 United States Treasury Note 4 .250 12/31/25 20,795,938
47,500,000 (a) United States Treasury Note 3 .875 01/15/26 47,138,183
63,000,000 United States Treasury Note 4 .000 02/15/26 62,712,070
53,000,000 United States Treasury Note 4 .625 03/15/26 53,459,610
14,500,000 United States Treasury Note 3 .750 04/15/26 14,365,195
79,750,000 United States Treasury Note 3 .625 05/15/26 78,824,776

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 56,000,000 United States Treasury Note 4 .125% 06/15/26 $ 55,986,875
26,700,000 United States Treasury Note 4 .500 07/15/26 26,948,227
73,000,000 United States Treasury Note 4 .375 08/15/26 73,490,469
41,000,000 United States Treasury Note 4 .625 09/15/26 41,571,758
26,000,000 United States Treasury Note 4 .625 10/15/26 26,385,938
10,000,000 United States Treasury Note 1 .125 10/31/26 9,227,734
10,000,000 United States Treasury Note 1 .625 10/31/26 9,362,109
68,800,000 United States Treasury Note 4 .625 11/15/26 69,885,750
57,400,000 United States Treasury Note 4 .375 12/15/26 57,960,547
TOTAL U.S. TREASURY SECURITIES 1,187,987,092
TOTAL GOVERNMENT BONDS 1,340,055,933
(Cost $1,343,700,790)
STRUCTURED ASSETS - 0 .0%
ASSET BACKED - 0 .0%
200,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 198,388
Series - 2019 1 (Class AA)
267,528 United Airlines Pass Through Trust 4 .000 04/11/26 255,506
Series - 2020 A (Class A)
166,000 United Airlines Pass Through Trust 3 .750 09/03/26 158,148
Series - 2014 2 (Class A)
TOTAL ASSET BACKED 612,042
TOTAL STRUCTURED ASSETS 612,042
(Cost $617,160)
TOTAL LONG-TERM INVESTMENTS 1,820,075,815
(Cost $1,824,238,055)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 2,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/08/24 1,997,105
TOTAL GOVERNMENT AGENCY DEBT 1,997,105
REPURCHASE AGREEMENT - 0 .1%
990,000 (c) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 990,000
TOTAL REPURCHASE AGREEMENT 990,000
TREASURY DEBT - 0 .7%
992,000 United States Treasury Bill 0 .000 01/02/24 992,000
12,000,000 United States Treasury Bill 0 .000 02/27/24 11,901,396
TOTAL TREASURY DEBT 12,893,396
TOTAL SHORT-TERM INVESTMENTS 15,880,501
(Cost $15,881,334)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
11,556,354 (d) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 11,556,354
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 11,556,354
(Cost $11,556,354)
TOTAL INVESTMENTS - 100.5% 1,847,512,670
(Cost $1,851,675,743)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (9,800,446)
NET ASSETS - 100.0% $ 1,837,712,224

Short-Term Bond Index Fund December 31, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,053,371.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $990,585 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $1,009,823.
(d)
Investments made with cash collateral received from securities on loan.

Notes to Portfolios of Investments
(Unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities
Long-Term Investments
:
Common stocks $3,039,305,560 $— $— $3,039,305,560
Total $3,039,305,560 $— $— $3,039,305,560
1 1 1 1 1
Bond Index
Long-Term Investments
:
Corporate bonds $— $5,768,076,934 $— $5,768,076,934
Government bonds — 16,303,563,600 — 16,303,563,600
Structured assets — 502,926,907 — 502,926,907
Short-Term Investments
:
Government agency debt — 25,895,052 — 25,895,052
Repurchase agreement — 105,780,000 — 105,780,000
Treasury debt — 24,380,853 — 24,380,853
Investments purchased with collateral from securities lending 208,867,697 — — 208,867,697
Total $208,867,697 $22,730,623,346 $— $22,939,491,043
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $163,957,252 $— $163,957,252
Corporate bonds — 3,346,883,799 1,887,323 3,348,771,122
Government bonds — 4,721,743,762 — 4,721,743,762
Structured assets — 1,420,517,749 3,242,850 1,423,760,599
Common stocks — 369,139 — 369,139
Preferred stocks 10,413,679 — — 10,413,679
Short-Term Investments
:
Government agency debt — 90,360,235 — 90,360,235
Repurchase agreement — 60,750,000 — 60,750,000
Treasury debt — 19,380,853 — 19,380,853
Investments purchased with collateral from securities lending 81,073,712 — — 81,073,712
Investments in Derivatives
:
Forward foreign currency contracts* — (194,616) — (194,616)
Credit default swap contracts* — (14,786,017) — (14,786,017)
Total $91,487,391 $9,808,982,156 $5,130,173 $9,905,599,720
1 1 1 1 1

Notes to Portfolios of Investments
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3 Total
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $36,847,338 $98,675 $36,946,013
Corporate bonds — 1,618,326,689 — 1,618,326,689
Government bonds — 3,601,910,459 924 3,601,911,383
Structured assets — 855,092,101 1,326,743 856,418,844
Preferred stocks 29,079,866 — — 29,079,866
Short-Term Investments
:
Repurchase agreement — 27,960,000 — 27,960,000
Treasury debt — 1,983,566 — 1,983,566
Investments purchased with collateral from securities lending 70,902,995 — — 70,902,995
Investments in Derivatives
:
Forward foreign currency contracts* — (224,908) — (224,908)
Total $99,982,861 $6,141,895,245 $1,426,342 $6,243,304,448
1 1 1 1 1
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $147,048,585 $— $147,048,585
Corporate bonds — 1,756,475,039 1,415,492 1,757,890,531
Government bonds — 1,926,417,550 — 1,926,417,550
Structured assets — 638,660,139 2,594,280 641,254,419
Common stocks — 408,999 15 409,014
Preferred stocks 4,499,727 — — 4,499,727
Short-Term Investments
:
Government agency debt — 16,954,412 — 16,954,412
Repurchase agreement — 68,150,000 — 68,150,000
Treasury debt — 49,195,009 — 49,195,009
Investments purchased with collateral from securities lending 46,791,607 — — 46,791,607
Investments in Derivatives
:
Forward foreign currency contracts* — (79,295) — (79,295)
Credit default swap contracts* — (14,680,283) — (14,680,283)
Total $51,291,334 $4,588,550,155 $4,009,787 $4,643,851,276
1 1 1 1 1
5-15 Year Laddered Tax-Exempt Bond
Long-Term Investments:
Long-term municipal bonds $ — $ 222,393,106 $ — $ 222,393,106
Short-Term Investments:
Repurchase agreement — 2,890,000 — 2,890,000
Treasury debt — 232,000 — 232,000
Total $— $225,515,106 $— $225,515,106
1 1 1 1 1
Green Bond
Long-Term Investments
:
Bank loan obligations $— $1,794,712 $— $1,794,712
Corporate bonds — 73,742,879 — 73,742,879
Government bonds — 43,769,564 24 43,769,588
Structured assets — 26,058,716 120,613 26,179,329
Preferred stocks 732,600 — — 732,600
Short-Term Investments
:
Repurchase agreement — 7,800,000 — 7,800,000
Treasury debt — 745,000 — 745,000
Investments purchased with collateral from securities lending 1,563,262 — — 1,563,262
Total $2,295,862 $153,910,871 $120,637 $156,327,370
1 1 1 1 1
High-Yield
Long-Term Investments
:
Bank loan obligations $— $102,802,601 $— $102,802,601
Corporate bonds — 1,744,693,942 — 1,744,693,942
Common stocks 49,757,323 10,045 79 49,767,447
Short-Term Investments
:
Government agency debt — 1,997,105 — 1,997,105
Repurchase agreement — 12,160,000 — 12,160,000
Treasury debt — 6,983,566 — 6,983,566
Investments purchased with collateral from securities lending 30,712,659 — — 30,712,659
Total $80,469,982 $1,868,647,259 $79 $1,949,117,320
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Inflation-Linked Bond
Long-Term Investments
:
Corporate bonds $— $8,519,933 $— $8,519,933
Government bonds — 2,836,191,959 — 2,836,191,959
Short-Term Investments
:
Repurchase agreement — 9,070,000 — 9,070,000
Investments in Derivatives
:
Futures contracts* 855,592 — — 855,592
Total $855,592 $2,853,781,892 $— $2,854,637,484
1 1 1 1 1
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $1,794,712 $— $1,794,712
Corporate bonds — 24,702,274 — 24,702,274
Government bonds — 31,047,608 — 31,047,608
Structured assets — 14,503,540 — 14,503,540
Short-Term Investments
:
Repurchase agreement — 800,000 — 800,000
Total $— $72,848,134 $— $72,848,134
1 1 1 1 1
Short-Term Bond
Long-Term Investments
:
Bank loan obligations $— $32,679,070 $— $32,679,070
Corporate bonds — 637,761,160 — 637,761,160
Government bonds — 787,169,519 — 787,169,519
Structured assets — 346,233,984 — 346,233,984
Short-Term Investments
:
Government agency debt — 11,959,478 — 11,959,478
Repurchase agreement — 2,460,000 — 2,460,000
Treasury debt — 61,696,707 — 61,696,707
Investments purchased with collateral from securities lending 4,525,123 — — 4,525,123
Investments in Derivatives
:
Futures contracts* 1,193,246 — — 1,193,246
Total $5,718,369 $1,879,959,918 $— $1,885,678,287
1 1 1 1 1
Short-Term Bond Index
Long-Term Investments
:
Corporate bonds $— $479,407,840 $— $479,407,840
Government bonds — 1,340,055,933 — 1,340,055,933
Structured assets — 612,042 — 612,042
Short-Term Investments
:
Government agency debt — 1,997,105 — 1,997,105
Repurchase agreement — 990,000 — 990,000
Treasury debt — 12,893,396 — 12,893,396
Investments purchased with collateral from securities lending 11,556,354 — — 11,556,354
Total $11,556,354 $1,835,956,316 $— $1,847,512,670
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
A12451-A (2/24)